UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders.

2013 Semiannual Report

College Retirement
Equities Fund

June 30, 2013

Understanding your CREF report

This semiannual report contains information about the eight CREF accounts and describes the accounts’ results for the six months ended June 30, 2013. The report contains three main sections:

•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of June 30, 2013.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the CREF accounts vary from account to account; to see the risks of investing in an individual account, please refer to the latest CREF prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

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Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of CREF’s portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2252.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

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About the accounts’ benchmarks

CREF Stock Account

The account’s composite benchmark is a weighted average of two indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of large-, mid- and small-cap stocks in 44 developed and emerging market nations throughout the world, excluding the United States.

CREF Global Equities Account

The account’s benchmark is the MSCI World Index, an aggregate of 24 country indexes in developed market nations, including the United States.

CREF Growth Account

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The account’s benchmark is the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

CREF Inflation-Linked Bond Account

The account’s benchmark is the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

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About the accounts’ benchmarks

CREF Social Choice Account

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 23 developed market nations, excluding the United States.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

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Important information about expenses

All participants in the CREF accounts incur ongoing costs, including management fees and other account expenses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) and do not reflect transactional costs incurred by the account for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2013–June 30, 2013).

Actual expenses

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

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CREF Stock Account

Performance for the six months ended June 30, 2013

The CREF Stock Account returned 9.23% for the period, compared with the 9.76% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World ex USA Investable Market Index. For the one-year period ended June 30, 2013, the account returned 18.74%, versus 19.23% for the composite index.

U.S. stocks, comprising more than two-thirds of the account’s composite benchmark, returned 14.06% in the first half of 2013, as measured by the Russell 3000 Index. Stocks scored double-digit gains in the year’s first quarter but returned just 2.69% in the second, when the Federal Reserve suggested it might cut back its efforts to stimulate the economy.

The MSCI All Country World ex USA Investable Market Index returned 0.18% in U.S. dollar terms, with results differing sharply across national markets. Japanese shares soared 16.1%, and Swiss stocks rose 10.6%, but French and German issues returned just 3.7% and 3.3%, respectively. Declines in China (down 9.5%), Australia (down 7.7%) and Canada (down 7.3%) largely offset gains elsewhere.

Exchange rates were an important factor during the period. The MSCI index returned 6.46% in terms of local currencies, but a rising dollar reduced the return for U.S. investors.

The account’s strong gain lags its benchmark’s

The account trailed its composite benchmark by about half a percentage point partly because of unfavorable stock choices. Chief among these were overweight positions in mining company Cliffs Natural Resources, Walter Energy and F5 Networks. An underweight holding in pharmaceutical giant Bristol-Myers Squibb also reduced relative performance.

These effects were partly offset by successful selections, including overweights in Best Buy, Hertz and MetLife. Positions in two biotechnology firms—Biogen Idec and Gilead Sciences—helped as well.

The account’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Stock Account

Performance as of June 30, 2013

				Average annual
		Total return		total return
	Inception date	6 months	1 year	5 years	10 years

CREF Stock Account	7/31/1952	9.23%	18.74%	4.73%	7.35%

CREF Stock Composite Benchmark*	—	9.76	19.23	4.97	7.62

Broad market index
Russell 3000® Index	—	14.06	21.46	7.25	7.81

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On June 30, 2013, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2013

	Beginning	Ending	Expenses paid
	account value	account value	during period	†
CREF Stock Account	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)

Actual return	$1,000.00	$1,092.26	$2.54
5% annual hypothetical return	1,000.00	1,022.36	2.46

†	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The account’s annualized six-month expense ratio for that period was 0.49%.

For more information about this expense example, please see page 6.

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CREF Stock Account

Portfolio composition

% of net assets
Sector	as of 6/30/2013

Financials	19.8
Information technology	14.2
Consumer discretionary	13.7
Industrials	11.3
Health care	11.3
Energy	9.2
Consumer staples	8.8
Materials	5.3
Utilities	3.1
Telecommunication services	2.7
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2013

More than $50 billion	38.1
More than $15 billion–$50 billion	25.4
More than $2 billion–$15 billion	28.4
$2 billion or less	8.1
Total	100.0

Holdings by country

% of portfolio investments
as of 6/30/2013

United States	67.1
Japan	4.7
United Kingdom	4.3
Canada	2.2
France	2.1
Switzerland	1.8
Germany	1.8
Australia	1.3
53 other nations	10.9
Short-term investments	3.8
Total	100.0

College Retirement Equities Fund ■ 2013 Semiannual Report	9

CREF Global Equities Account

Performance for the six months ended June 30, 2013

The CREF Global Equities Account returned 8.27% for the period, compared with the 8.43% return of its benchmark, the MSCI World Index. For the one-year period ended June 30, 2013, the account returned 18.64%, versus 18.58% for the index.

After advancing 15.83% in 2012, global stocks returned an additional 7.73% in the first quarter of 2013, as measured by the World index. Resilient consumer spending, an improving U.S. housing market and signs of stability in Europe bolstered investor confidence. However, global equities weakened in the second half of the period on concerns that the Federal Reserve might reduce its stimulative policies and on renewed worries about Europe; the index returned just 0.65% for the quarter.

Results for the six months varied sharply across national markets. U.S. stocks, which made up more than half of the market capitalization of the index at period-end, earned 13.3% and made the largest contribution to the benchmark’s return. Japanese and Swiss issues also helped, soaring 16.6% and 10.9%, respectively. Overall gains, however, were constrained by underperformance in France, Germany and the United Kingdom. Losses in Australia and Canada also trimmed results.

A strengthening dollar reduced returns for U.S. investors: in terms of local currencies, the MSCI World Index gained 11.70% for the six months.

Stock choices constrain the account’s results

The account’s strong gain lagged that of its benchmark index because of several disappointing stock selections. These included overweight investments in three multinational mining companies: Britain’s Rio Tinto (down 29.0%), Chile’s Antofagasta (down 40.5%) and Mexico’s Fresnillo (down 54.3%).

Meanwhile, relative results were lifted by an overweight in Dutch coffee and tea producer D.E Master Blenders 1753, as well as by an underweight position in Spanish banking giant Banco Santander.

The account’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes, are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Global Equities Account

Performance as of June 30, 2013

				Average annual
		Total return		total return
	Inception date	6 months	1 year	5 years	10 years
CREF Global Equities Account	5/1/1992	8.27%	18.64%	2.74%	7.19%
MSCI World Index	—	8.43	18.58	2.70	7.25

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2013

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Global Equities Account	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)
Actual return	$1,000.00	$1,082.74	$2.74
5% annual hypothetical return	1,000.00	1,022.17	2.66

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The account’s annualized six-month expense ratio for that period was 0.53%.

For more information about this expense example, please see page 6.

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CREF Global Equities Account

Portfolio composition

% of net assets
Sector	as of 6/30/2013
Financials	21.7
Consumer discretionary	14.9
Information technology	12.0
Health care	11.9
Industrials	11.6
Consumer staples	8.2
Energy	8.0
Materials	5.3
Telecommunication services	2.5
Utilities	2.3
Short-term investments, other assets & liabilities, net	1.6
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2013
More than $50 billion	41.8
More than $15 billion–$50 billion	28.1
More than $2 billion–$15 billion	27.5
$2 billion or less	2.6
Total	100.0

Holdings by country

% of portfolio investments
as of 6/30/2013
United States	53.4
Japan	8.2
United Kingdom	7.3
Switzerland	3.8
France	3.5
Germany	3.4
Canada	3.1
Australia	2.1
39 other nations	11.1
Short-term investments	4.1
Total	100.0

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CREF Growth Account

Performance for the six months ended June 30, 2013

The CREF Growth Account returned 11.17% for the period, compared with the 11.80% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended June 30, 2013, the account returned 16.73%, versus 17.07% for the index.

During the first half of 2013, the broad U.S. stock market climbed 14.06%, as measured by the Russell 3000® Index. Most of the gains came in the first quarter, when the market rose 11.07%, partly on expectations that the Federal Reserve would maintain its stimulative policies. Stocks began to weaken in May, however, after Fed Chairman Ben Bernanke announced that the agency might reduce that stimulus later in the year if the U.S. economy continued to improve. The Russell 3000 ended the second quarter up a modest 2.69%.

For the six months, large-cap growth stocks trailed the broad U.S. stock market by more than two percentage points. Within the growth category, large caps trailed both small- and mid-cap stocks, which earned 17.44% and 14.70%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended June 30, 2013, the Russell 1000 Growth Index posted an average annual return of 7.40%, lagging the 7.81% average gain of the Russell 3000 Index.

Consumer discretionary and health care do the heavy lifting

All ten industry sectors of the Russell 1000 Growth Index posted positive results for the period, and seven achieved double-digit gains. The greatest contributions came from the benchmark’s second- and third-largest sectors: consumer discretionary (up 20.2%) and health care (up 20.7%). Solid advances from the sizable industrial and consumer staples sectors also helped drive the index higher. Together, these four sectors made up more than one-half of the benchmark’s market capitalization on June 30, 2013.

The largest sector, information technology, turned in the weakest performance. Comprising more than one-quarter of the index at period-end, technology stocks returned just 1.9%.

The account produced a double-digit gain but trailed its benchmark largely because of individual stock choices. These included underweight positions in Microsoft, biotechnology firm Amgen and pharmaceutical giant Bristol-Myers Squibb. Overweight holdings in technology company F5 Networks and software provider Intuit also dampened relative results.

Other, successful positions helped to partly offset these negative effects. Chief among them were overweight investments in Hertz and biotechnology companies Biogen Idec and Celgene.

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CREF Growth Account

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
CREF Growth Account	4/29/1994	11.17%	16.73%	6.41%	6.79%
Russell 1000® Growth Index	—	11.80	17.07	7.47	7.40

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2013

	Beginning account value	Ending account value	Expenses paid during period	*
CREF Growth Account	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)
Actual return	$1,000.00	$1,111.71	$2.46
5% annual hypothetical return	1,000.00	1,022.46	2.36

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The account’s annualized six-month expense ratio for that period was 0.47%.

For more information about this expense example, please see page 6.

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CREF Growth Account

Portfolio composition

Sector	% of net assets as of 6/30/2013
Information technology	26.3
Consumer discretionary	21.8
Health care	13.5
Industrials	12.5
Consumer staples	8.5
Financials	7.7
Materials	4.4
Energy	3.5
Telecommunication services	1.0
Utilities	0.1
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2013
More than $50 billion	41.1
More than $15 billion–$50 billion	29.2
More than $2 billion–$15 billion	29.2
$2 billion or less	0.5
Total	100.0

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CREF Equity Index Account

Performance for the six months ended June 30, 2013

The CREF Equity Index Account returned 13.83% for the period, compared with the 14.06% return of its benchmark, the Russell 3000® Index. For the one-year period ended June 30, 2013, the account returned 20.99%, versus 21.46% for the index.

For the six-month period, the account’s return trailed that of its benchmark index primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account had a risk profile similar to that of its benchmark.

During the first half of 2013, the broad U.S. stock market climbed 14.06%, as measured by the Russell 3000 Index. Most of the gains came in the first quarter, when the market rose 11.07%, partly on expectations that the Federal Reserve would maintain its stimulative policies. Stocks began to weaken in May, however, after Fed Chairman Ben Bernanke announced that the agency might reduce that stimulus later in the year if the U.S. economy continued to improve. The Russell 3000 ended the second quarter up a modest 2.69%.

For the first half of the year, small-cap stocks performed best, returning 15.86%, while mid- and large-cap issues gained 15.45% and 13.91%, respectively. Value stocks within the Russell 3000 outperformed their growth counterparts, 15.78% to 12.23%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Financials propel the benchmark higher

For the period, all ten industry sectors of the Russell 3000 Index posted positive returns, with seven generating double-digit gains. The biggest contribution to performance came from the benchmark’s largest sector—financials—which earned 17.8%. Additional lift was provided by the sizable consumer discretionary and health care sectors, both of which advanced 20.4%. Industrials also posted a strong gain, rising 14.7%. Together, these four sectors constituted more than one-half of the benchmark’s market capitalization on June 30, 2013.

Amid the powerful market rally, materials rose just 2.4%, the weakest sector performance for the period. Concerns about slowing economic growth in China—a leading consumer of copper, coal and other raw materials—weighed on stocks in this sector.

Two of the five largest stocks in the Russell 3000 generated exceptional returns for the six-month period. Microsoft and Johnson & Johnson advanced 31.3% and 24.4%, respectively. General Electric (up 12.3%) and Exxon Mobil (up 5.8%) posted solid gains but trailed the broad market, while Apple lagged far behind with a –24.6% return.

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CREF Equity Index Account

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
CREF Equity Index Account	4/29/1994	13.83%	20.99%	6.87%	7.39%
Russell 3000 Index	—	14.06	21.46	7.25	7.81

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2013

	Beginning account value	Ending account value	Expenses paid during period	*
CREF Equity Index Account	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)
Actual return	$1,000.00	$1,138.30	$2.23
5% annual hypothetical return	1,000.00	1,022.71	2.11

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The account’s annualized six-month expense ratio for that period was 0.42%.

For more information about this expense example, please see page 6.

College Retirement Equities Fund ■ 2013 Semiannual Report	17

CREF Equity Index Account

Portfolio composition

Sector	% of net assets as of 6/30/2013
Financials	17.8
Information technology	17.3
Consumer discretionary	13.1
Health care	12.3
Industrials	11.1
Energy	9.4
Consumer staples	9.0
Materials	3.7
Utilities	3.3
Telecommunication services	2.5
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2013
More than $50 billion	43.8
More than $15 billion–$50 billion	25.7
More than $2 billion–$15 billion	24.2
$2 billion or less	6.3
Total	100.0

18	2013 Semiannual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance for the six months ended June 30, 2013

The CREF Bond Market Account returned –2.84% for the period, compared with the –2.44% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended June 30, 2013, the account returned –0.53%, versus –0.69% for the index.

Despite signs of slowing global growth, investors were encouraged by the Federal Reserve’s efforts to boost the U.S. economy and by similar steps taken by the central banks of Europe and Japan.

The Federal Reserve continued its unprecedented, large-scale purchases of U.S. Treasury and agency securities, seeking to keep long-term interest rates low in order to stimulate borrowing and spending. As unemployment fell slightly and the housing market gained strength, many investors moved from low-yielding, high-quality bonds into stocks and lower-grade fixed-income securities. As a result, the investment-grade, fixed-rate bonds that comprise the Barclays U.S. Aggregate Bond Index returned –0.12% in the first quarter of 2013.

In the second quarter, investors worried that the Fed’s accommodative policies would soon end. When the Fed seemed to confirm these fears in late May, both stocks and bonds sold off, and the account’s benchmark fell 2.32%.

Declining corporate bonds weigh on the benchmark

All major sectors of the Barclays aggregate index lost ground for the six months, but corporate bonds posted the worst performance—they returned –3.4%—because their prices dropped sharply in the second quarter. Part of the decline in prices was cushioned by the bonds’ interest payments. Corporates made up about one-fifth of the total market capitalization of the index at period’s end.

U.S. Treasuries, the benchmark’s largest sector, returned –2.1%. Falling bond prices pushed yields on 10-year Treasuries up from 1.78% at year-end 2012 to 2.52% on June 30, 2013.

U.S. mortgage-backed securities, which made up almost one-third of the index, returned –2.0% for the period. U.S. agency, commercial mortgage-backed and asset-backed securities posted results of –1.9%, –1.3% and –0.8%, respectively.

The account lagged its benchmark primarily because of overweight positions in, and unsuccessful choices among, corporate securities. Its holdings in investment-grade bonds and emerging market securities were particularly hard hit. Underperformance in asset-backed securities and municipal bonds also reduced relative results.

The negative effects of these positions were partly offset by positive effects from the account’s holdings in U.S. Treasury securities, which outperformed the Barclays aggregate index. An underweight in U.S. mortgage-backed securities helped as well.

College Retirement Equities Fund ■ 2013 Semiannual Report	19

CREF Bond Market Account

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
CREF Bond Market Account	3/1/1990	–2.84%	–0.53%	4.74%	4.05%
Barclays U.S. Aggregate Bond Index	—	–2.44	–0.69	5.19	4.52

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2013

CREF Bond Market Account	Beginning account value (1/1/13)	Ending account value (6/30/13)	Expenses paid during period (1/1/13–6/30/13	* )
Actual return	$1,000.00	$971.56	$2.15
5% annual hypothetical return	1,000.00	1,022.61	2.21

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The account’s annualized six-month expense ratio for that period was 0.44%.

For more information about this expense example, please see page 6.

20	2013 Semiannual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Portfolio composition

% of net assets as of 6/30/2013
Mortgage-backed securities†	27.6
Corporate bonds	22.6
Foreign government & corporate bonds denominated in U.S. dollars	15.9
U.S. Treasury securities	14.1
Asset-backed securities	6.2
Municipal bonds	4.1
U.S. agency securities	3.4
Commercial mortgage-backed securities	3.1
Bank loan obligations	0.1
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	2.8
Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2013
Less than 1 year	4.6
1–3 years	20.3
3–5 years	25.5
5–10 years	38.8
Over 10 years	10.8
Total	100.0

Holdings by credit quality‡

% of fixed-income investments (excluding short-term investments) as of 6/30/2013
Aaa/AAA	56.8
Aa/AA	9.1
A/A	15.0
Baa/BBB	14.1
Ba/BB	3.0
B/B	0.8
Below B/B	0.4
Non-rated	0.8
Total	100.0

‡	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2013 Semiannual Report	21

CREF Inflation-Linked Bond Account

Performance for the six months ended June 30, 2013

The CREF Inflation-Linked Bond Account returned –7.64% for the period, compared with the –7.39% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). For the one-year period ended June 30, 2013, the account returned –5.20%, versus –4.78% for the index.

At the end of May, year-over-year inflation, as measured by the Consumer Price Index, was just 1.4%, reflecting the slow growth rate of the U.S. economy. While home prices rose in early 2013, unemployment rates remained elevated.

In June, energy prices spiked. Oil, which had fallen below $90 a barrel in April, ended the period near $97—an increase of 5% for the year’s first six months. By June 30, year-over-year inflation had risen to 1.8%, compared with 1.7% at the end of 2012.

With inflation still well below its target of 2.5%, however, the Federal Reserve continued its purchases of U.S. Treasury and agency securities, seeking to stimulate growth by restraining long-term interest rates. Meanwhile, investors speculated increasingly about when the Fed’s accommodative policies might end.

TIPS prices drop as investors ponder the Fed’s next move

In the second quarter, the Federal Reserve said it might begin to reduce its asset purchase programs. Long-term interest rates rose, and bonds sold off, with TIPS particularly hard hit. This resulted from lowered expectations of future inflation and from TIPS’ longer maturities, which increase the effects of rising interest rates. The TIPS index fell 7.05% in the last half of the period.

For the six months, the –7.39% return of TIPS significantly lagged the –2.44% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. However, for the ten years ended June 30, 2013, TIPS returned an average annual 5.19%, versus 4.52% for the aggregate index.

The account’s underperformance, relative to the TIPS index, was primarily the result of the account’s expense charge. The account’s return includes a deduction for expenses, while the benchmark’s does not. Because the account’s portfolio was similar to that of its benchmark, the above discussion of the benchmark’s performance also applies to the account’s performance.

During the period, the account’s managers kept the account’s duration—a measure of its sensitivity to interest rate changes—close to that of the TIPS index. This strategy helped the account’s risk and reward characteristics more closely resemble those of its benchmark.

22	2013 Semiannual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
CREF Inflation-Linked Bond Account	5/1/1997	–7.64%	–5.20%	3.89%	4.69%
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	–7.39	–4.78	4.41	5.19

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2013

	Beginning account value	Ending account value	Expenses paid during period	*
CREF Inflation-Linked Bond Account	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)
Actual return	$1,000.00	$923.58	$2.15
5% annual hypothetical return	1,000.00	1,022.56	2.26

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 6/30/2013
U.S. Treasury securities	99.1
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2013
Less than 1 year	0.3
1–3 years	18.3
3–5 years	17.6
5–10 years	33.6
Over 10 years	30.2
Total	100.0

College Retirement Equities Fund ■ 2013 Semiannual Report	23

CREF Social Choice Account

Performance for the six months ended June 30, 2013

The CREF Social Choice Account returned 6.59% for the period, compared with the 5.83% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Barclays U.S. Aggregate Bond Index. For the one-year period ended June 30, 2013, the account returned 13.03%, versus 11.66% for the index. The account uses certain social criteria, while the benchmark does not.

Because of its social criteria, the account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. The largest contribution to the account’s outperformance was the exclusion of Apple, which fell 24.6%, as concerns about increased competition and slowing product innovation prompted a sell-off. Avoiding Exxon Mobil and several poorly performing mining companies also helped. These included Anglo American (down 36.4%), Rio Tinto (down 27.4%) and BHP Billiton (down 24.3%).

These positive effects were partly offset by the account’s exclusion of biotechnology company Celgene, Toyota and Microsoft, which advanced 49.1%, 31.8% and 31.3%, respectively.

Account outperforms in a rising equity market

To compensate for the account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

The account’s return was enhanced by favorable overweight positions in a number of biotechnology and health care stocks, such as Biogen Idec (up 47.0%), Bristol-Myers Squibb (up 39.8%), Gilead Sciences (up 39.6%) and Roche Holding (up 27.8%).

These positive contributions to relative performance more than offset detractions from other stocks, including overweight investments in three underperforming technology companies: Cognizant Solutions, Oracle and EMC.

Bonds boost relative results

During the period, the account’s fixed-income component outpaced the Barclays aggregate index. Among the largest contributions to the account’s outperformance were underweight positions in U.S. Treasury securities and mortgage-backed securities, as well as successful overweight investments in corporate bonds and government-related credit issues.

24	2013 Semiannual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
CREF Social Choice Account	3/1/1990	6.59%	13.03%	6.07%	6.18%
CREF Social Choice
Composite Benchmark*	—	5.83	11.66	5.88	6.30
Broad market index
Russell 3000 Index	—	14.06	21.46	7.25	7.81

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On June 30, 2013, the CREF Social Choice Composite Benchmark consisted of: 47.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 13.0% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2013

	Beginning account value	Ending account value	Expenses paid during period	†
CREF Social Choice Account	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)
Actual return	$1,000.00	$1,065.90	$2.25
5% annual hypothetical return	1,000.00	1,022.61	2.21

†	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The account’s annualized six-month expense ratio for that period was 0.44%.

For more information about this expense example, please see page 6.

College Retirement Equities Fund ■ 2013 Semiannual Report	25

CREF Social Choice Account

Portfolio composition

% of net assets as of 6/30/2013
Equities	59.6
Long-term bonds	39.4
Short-term investments, other assets & liabilities, net	1.0
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2013
Less than 1 year	6.8
1–3 years	17.2
3–5 years	28.4
5–10 years	33.4
Over 10 years	14.2
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2013
More than $50 billion	28.9
More than $15 billion–$50 billion	46.1
More than $2 billion–$15 billion	22.6
$2 billion or less	2.4
Total	100.0

26	2013 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

Performance for the six months ended June 30, 2013

The CREF Money Market Account returned 0.00% for the period, compared with the 0.01% return of the iMoneyNet Money Fund Report Averages ™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

During the period, the U.S. economy strengthened, though the pace was modest. While home prices rose and business investment increased, the growth in job creation failed to put a significant dent in the unemployment rate.

As a result, the Federal Reserve continued its large-scale purchases of U.S. Treasury and agency securities, seeking to keep long-term interest rates low in order to stimulate economic activity. The Fed also kept short-term rates low by maintaining its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%.

Falling short-term yields pinch money market returns

Midway through the period, the issuance of U.S. Treasury and agency securities was significantly curtailed when budget cuts and higher-than-expected tax receipts reduced the federal government’s borrowing needs. With these securities in short supply, their prices rose, driving down their yields. The yield on six-month Treasuries declined, from 0.11% on December 31, 2012, to 0.10% six months later.

LIBOR yields also fell slightly; the three-month rate dropped from 0.31% to 0.27%. (LIBOR is a widely used indicator of the interest rates that banks expect to pay to other banks for loans on the London market.) Following discovery of its manipulation by several major banks, regulators sought, during the period, to improve LIBOR’s reliability.

In pursuit of relative value and to comply with SEC regulations, the account kept almost two-thirds of its portfolio in U.S. Treasury and agency securities. Faced with a challenging market, the account’s managers continued to purchase U.S. government floating-rate securities, whose longer maturities offered incrementally higher yields. The account also increased its holdings in high-quality Canadian and Australian banks. On June 25, 2013, the account’s weighted average maturity was 53 days, versus 49 days for the average iMoneyNet fund.

In response to exceptionally low interest rates, part or all of the account’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld by TIAA (waived) to prevent the account’s yield from turning negative.

College Retirement Equities Fund ■ 2013 Semiannual Report	27

CREF Money Market Account

Net annualized yield for the 7 days ended June 25, 2013*

	Current yield	Effective yield
CREF Money Market Account†	0.00%	0.00%
iMoneyNet Money Fund Report Averages™—All Taxable‡	0.01	0.01

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
CREF Money Market Account†	4/1/1988	0.00%	0.00%	0.24%	1.63%

iMoneyNet Money Fund Report Averages—All Taxable‡	—	0.01	0.02	0.21	1.51

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the CREF Money Market Account is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any investment, you can lose money by investing in this account.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

†	Beginning July 16, 2009, part or all of the 12b-1 distribution fees and/or administrative fees for the CREF Money Market Account are being voluntarily withheld by TIAA (“waived”). Without this waiver, the 7-day current and effective annualized yields and total returns would have been lower. This 12b-1 and administrative fee waiver may be discontinued at any time without notice. Amounts waived on or after October 1, 2010 are subject to possible recovery by TIAA under certain conditions.
‡	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

28	2013 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

Expense example

Six months ended June 30, 2013

	Beginning	Ending	Expenses paid
	account value	account value	during period	§
CREF Money Market Account	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)
Actual return	$1,000.00	$1,000.00	$0.79
5% annual hypothetical return	1,000.00	1,024.00	0.80

§	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The account’s annualized six-month expense ratio for that period was 0.16%. The expense charges of the account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 6/30/2013
U.S. government agency securities	32.4
Commercial paper	32.0
U.S. Treasury securities	17.5
Floating rate securities, government	14.7
Certificates of deposit	3.4
Total	100.0

College Retirement Equities Fund ■ 2013 Semiannual Report	29

Summary portfolio of investments (unaudited)

CREF Stock Account  ¡  June 30, 2013

Principal		Issuer		Value (000)	% of net assets

BONDS

CORPORATE BONDS

CAPITAL GOODS				$6	0.0%

DIVERSIFIED FINANCIALS				14	0.0

FOOD & STAPLES RETAILING				36	0.0

REAL ESTATE				18	0.0
		TOTAL CORPORATE BONDS	(Cost $70)	74	0.0

GOVERNMENT BONDS

U.S. TREASURY SECURITIES				286	0.0
		TOTAL GOVERNMENT BONDS	(Cost $303)	286	0.0
		TOTAL BONDS	(Cost $373)	360	0.0

EQUITY-LINKED NOTES

CAPITAL GOODS				479	0.0

DIVERSIFIED FINANCIALS				1,780	0.0
		TOTAL EQUITY-LINKED NOTES	(Cost $2,249)	2,259	0.0

Shares		Company

COMMON STOCKS

AUTOMOBILES & COMPONENTS
6,358,637	*	Toyota Motor Corp		383,539	0.4
		Other		2,019,259	1.8
				2,402,798	2.2

BANKS
537,603	a	Doral Financial Corp		446	0.0
26,294,033		Wells Fargo & Co		1,085,155	1.0
		Other		5,633,216	5.0
				6,718,817	6.0

CAPITAL GOODS
4,233,774		Boeing Co		433,708	0.4
42,745,647		General Electric Co		991,272	0.9
6,105,750		Honeywell International, Inc		484,430	0.4
		Other		6,806,243	6.1
				8,715,653	7.8

COMMERCIAL & PROFESSIONAL SERVICES				1,373,517	1.2

CONSUMER DURABLES & APPAREL				2,302,378	2.1

CONSUMER SERVICES				2,354,316	2.1

30	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ¡  June 30, 2013

Shares		Company	Value (000)	% of net assets

DIVERSIFIED FINANCIALS
6,102,648		American Express Co	$456,234	0.4%
47,144,809		Bank of America Corp	606,282	0.6
18,342,197		Citigroup, Inc	879,875	0.8
5,473,000	*,a	Japan Asia Investment Co Ltd.	5,455	0.0
13,584,699		JPMorgan Chase & Co	717,137	0.6
		Other	3,819,352	3.4
			6,484,335	5.8

ENERGY
8,535,582		Chevron Corp	1,010,101	0.9
15,335,863		Exxon Mobil Corp	1,385,595	1.2
4,659,540		Occidental Petroleum Corp	415,771	0.4
5,297,523		Schlumberger Ltd	379,620	0.4
		Other	7,056,464	6.3
			10,247,551	9.2

FOOD & STAPLES RETAILING
4,887,732		Wal-Mart Stores, Inc	364,087	0.3
		Other	1,551,334	1.4
			1,915,421	1.7

FOOD, BEVERAGE & TOBACCO
11,488,336		Altria Group, Inc	401,977	0.4
13,172,540		Coca-Cola Co	528,350	0.5
8,023,226		PepsiCo, Inc	656,220	0.6
7,158,145		Philip Morris International, Inc	620,038	0.5
		Other	3,799,249	3.4
			6,005,834	5.4
HEALTH CARE EQUIPMENT & SERVICES			3,779,061	3.4

HOUSEHOLD & PERSONAL PRODUCTS
8,883,142		Procter & Gamble Co	683,913	0.6
		Other	1,205,392	1.1
			1,889,305	1.7

INSURANCE
4,142,595		ACE Ltd	370,679	0.3
6,361,311	*	Berkshire Hathaway, Inc (Class B)	711,958	0.7
		Other	3,697,867	3.3
			4,780,504	4.3

MATERIALS
2,579,968	a	Axiall Corp.	109,855	0.1
3,499,027		Monsanto Co	345,704	0.3
		Other	5,517,836	4.9
			5,973,395	5.3

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	31

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ¡  June 30, 2013

Shares		Company	Value (000)	% of net assets

MEDIA
13,929,886		Comcast Corp (Class A)	$583,384	0.5%
8,286,572		Walt Disney Co	523,297	0.5
		Other	2,721,088	2.4
			3,827,769	3.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
4,078,633		Amgen, Inc	402,398	0.4
10,267,585	*	Gilead Sciences, Inc	525,803	0.5
11,872,364		Johnson & Johnson	1,019,361	0.9
12,678,601		Merck & Co, Inc	588,921	0.5
22,167,242	*,a	MPM Bioventures II	1,340	0.0
5,640,906		Novartis AG.	399,549	0.3
30,742,267	e	Pfizer, Inc	861,091	0.8
1,416,444		Roche Holding AG.	351,557	0.3
4,254,176	*,a	Skyline Venture Fund II Ltd	246	0.0
		Other	4,738,552	4.2
			8,888,818	7.9

REAL ESTATE			4,160,872	3.7

RETAILING
1,476,587	*	Amazon.com, Inc	410,033	0.4
7,537,803		Home Depot, Inc	583,954	0.5
		Other	3,422,712	3.1
			4,416,699	4.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
15,351,347		Intel Corp	371,810	0.3
		Other	2,006,868	1.8
			2,378,678	2.1

SOFTWARE & SERVICES
1,236,906	*	Google, Inc (Class A)	1,088,935	1.0
3,605,701		International Business Machines Corp	689,085	0.6
596,173		Mastercard, Inc (Class A)	342,501	0.3
32,459,130		Microsoft Corp	1,120,814	1.0
20,424,868		Oracle Corp	627,452	0.5
2,275,134		Visa, Inc (Class A)	415,781	0.4
		Other	3,816,671	3.4
			8,101,239	7.2

TECHNOLOGY HARDWARE & EQUIPMENT
4,080,662		Apple, Inc	1,616,269	1.4
29,854,310		Cisco Systems, Inc	725,758	0.7
7,286,680		Qualcomm, Inc	445,070	0.4
		Other	2,580,430	2.3
			5,367,527	4.8

32	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ¡  June 30, 2013

Shares	Company		Value (000)		% of net assets

TELECOMMUNICATION SERVICES
19,215,015	AT&T, Inc		$680,212		0.6%
12,353,025	Verizon Communications, Inc		621,851		0.5
	Other		1,759,767		1.6
			3,061,830		2.7

TRANSPORTATION
2,487,017	Union Pacific Corp		383,697		0.3
	Other		2,220,562		2.0
			2,604,259		2.3
UTILITIES			3,514,915		3.1
	TOTAL COMMON STOCKS	(Cost $97,428,400)	111,265,491		99.4

PREFERRED STOCKS

DIVERSIFIED FINANCIALS			1,529		0.0

FOOD, BEVERAGE & TOBACCO			49,891		0.0

REAL ESTATE			20		0.0
	TOTAL PREFERRED STOCKS	(Cost $42,400)	51,440		0.0

RIGHTS / WARRANTS

AUTOMOBILES & COMPONENTS			14		0.0

CAPITAL GOODS			30		0.0

COMMERCIAL & PROFESSIONAL SERVICES			0	^	0.0

DIVERSIFIED FINANCIALS			1,287		0.0

ENERGY			671		0.0

FOOD & STAPLES RETAILING			8		0.0

FOOD, BEVERAGE & TOBACCO			5		0.0

HEALTH CARE EQUIPMENT & SERVICES			46		0.0

MATERIALS			61		0.0

REAL ESTATE			51		0.0

RETAILING			25		0.0
	TOTAL RIGHTS / WARRANTS	(Cost $2,085)	2,198		0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			19,999		0.0

TREASURY DEBT			484,656		0.5

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	33

Summary portfolio of investments (unaudited)	concluded

CREF Stock Account  ¡  June 30, 2013

Principal		Issuer		Value (000)	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASE AGREEMENT
$ 750,000,000	n	Barclays	0.100%, 07/01/13	$750,000	0.7%
491,000,000	o	Calyon	0.100%, 07/01/13	491,000	0.4
446,000,000	p	Citigroup	0.100%, 07/01/13	446,000	0.4
653,000,000	q	Mizuho Securities	0.100%, 07/01/13	653,000	0.6
	r	Other Repurchase Agreements	0.100%–0.130%, 07/01/13	1,360,367	1.2
				3,700,367	3.3

VARIABLE RATE SECURITIES				234,605	0.2
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				3,934,972	3.5
TOTAL SHORT-TERM INVESTMENTS			(Cost $4,442,502)	4,439,627	4.0

TOTAL PORTFOLIO			(Cost $101,918,009)	115,761,375	103.4
OTHER ASSETS & LIABILITIES, NET				(3,810,219)	(3.4)
NET ASSETS				$111,951,156	100.0%

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $4,879,761,000.
n	Agreement with Barclays, 0.10% dated 6/30/13 to be repurchased at $750,001,000 on 7/1/13, collateralized by U.S. Government Agency Securities valued at $765,000,000.
o	Agreement with Calyon, 0.10% dated 6/30/13 to be repurchased at $491,004,000 on 7/1/13, collateralized by U.S. Government Agency Securities valued at $500,820,000.
p	Agreement with Citigroup, 0.10% dated 6/30/13 to be repurchased at $446,004,000 on 7/1/13, collateralized by U.S. Government Agency Securities valued at $454,920,000.
q	Agreement with Mizuho Securities, 0.10% dated 6/30/13 to be repurchased at $653,005,000 on 7/1/13, collateralized by U.S. Government Agency Securities valued at $666,066,000.
r	Agreements, 0.10%–0.13% dated 6/30/13 to be repurchased at $1,360,383,000 on 7/1/13, collateralized by U.S. Government Agency Securities valued at $1,387,583,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/13, the aggregate value of restricted securities amounted to $1,123,000 or 0.0% of net assets.

At 6/30/13, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $1,210,000 or 0.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

34	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by country (unaudited)

CREF Stock Account  ¡  June 30, 2013

Country	Value (000)	% of total portfolio

DOMESTIC
UNITED STATES	$82,117,951	70.9%
TOTAL DOMESTIC	82,117,951	70.9

FOREIGN
ARGENTINA	1,807	0.0
AUSTRALIA	1,449,487	1.3
AUSTRIA	88,224	0.1
BELGIUM	176,884	0.2
BERMUDA	49,676	0.0
BRAZIL	773,976	0.7
CAMBODIA	2,509	0.0
CANADA	2,488,573	2.2
CAYMAN ISLANDS	31,486	0.0
CHILE	134,540	0.1
CHINA	1,318,554	1.1
COLOMBIA	87,458	0.1
CYPRUS	944	0.0
CZECH REPUBLIC	17,266	0.0
DENMARK	274,970	0.2
EGYPT	15,356	0.0
FINLAND	157,318	0.1
FRANCE	2,422,023	2.1
GERMANY	2,026,467	1.8
GIBRALTAR	1,406	0.0
GREECE	29,363	0.0
GUERNSEY, C.I.	2,755	0.0
HONG KONG	788,908	0.7
HUNGARY	18,533	0.0
INDIA	564,374	0.5
INDONESIA	285,837	0.3
IRELAND	268,513	0.2
ISLE OF MAN	4,485	0.0
ISRAEL	105,981	0.1
Country	Value (000)	% of total portfolio

ITALY	$367,030	0.3%
JAPAN	5,380,044	4.7
JERSEY, C.I.	3,466	0.0
KOREA, REPUBLIC OF	1,073,806	0.9
LUXEMBOURG	19,360	0.0
MACAU	40,662	0.0
MALAYSIA	297,223	0.3
MEXICO	400,341	0.4
MONACO	7,161	0.0
MOROCCO	3,986	0.0
NETHERLANDS	1,017,976	0.9
NEW ZEALAND	76,019	0.1
NORWAY	321,493	0.3
PANAMA	32,156	0.0
PERU	27,578	0.0
PHILIPPINES	108,324	0.1
POLAND	105,266	0.1
PORTUGAL	36,107	0.0
PUERTO RICO	6,477	0.0
RUSSIA	379,287	0.3
SINGAPORE	351,037	0.3
SOUTH AFRICA	503,110	0.4
SPAIN	380,246	0.3
SWEDEN	654,499	0.6
SWITZERLAND	2,121,654	1.8
TAIWAN	941,859	0.8
THAILAND	236,426	0.2
TURKEY	163,739	0.2
UKRAINE	4,156	0.0
UNITED ARAB EMIRATES	22,733	0.0
UNITED KINGDOM	4,972,530	4.3
TOTAL FOREIGN	33,643,424	29.1

TOTAL PORTFOLIO	$115,761,375	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	35

Summary portfolio of investments (unaudited)

CREF Global Equities Account  ¡  June 30, 2013

Shares	Company	Value (000)	% of net assets

COMMON STOCKS

AUSTRALIA		$360,960	2.2%

AUSTRIA		14,246	0.1

BELGIUM		45,148	0.3

BERMUDA		4,731	0.0

BRAZIL		11,033	0.1

CANADA		528,942	3.2

CAYMAN ISLANDS		3,129	0.0

CHINA		146,450	0.9

COLOMBIA		10,680	0.1

DENMARK		95,067	0.6

FINLAND		32,795	0.2

FRANCE
1,097,018	BNP Paribas	60,056	0.3
	Other	537,446	3.3
		597,502	3.6

GERMANY
548,770	Allianz AG.	80,099	0.5
740,119	Bayer AG.	78,801	0.5
710,311	Beiersdorf AG.	61,874	0.3
	Other	359,075	2.2
		579,849	3.5

GREECE		313	0.0

HONG KONG		191,224	1.2

INDIA		73,397	0.4

INDONESIA		16,816	0.1

IRELAND		122,371	0.7

ISLE OF MAN		2,340	0.0

ISRAEL		20,807	0.1

ITALY		108,473	0.7

JAPAN
2,220,648	Toyota Motor Corp	133,945	0.8
	Other	1,250,013	7.6
		1,383,958	8.4

36	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ¡  June 30, 2013

Shares	Company	Value (000)	% of net assets

JERSEY, C.I.		$584	0.0%

KOREA, REPUBLIC OF		39,247	0.2

LUXEMBOURG		3,392	0.0

MACAU		8,314	0.1

MALAYSIA		11,713	0.1

MEXICO		3,671	0.0

NETHERLANDS		317,143	1.9

NEW ZEALAND		1,501	0.0

NORWAY		82,428	0.5

PANAMA		11,591	0.1

PHILIPPINES		24,859	0.2

PORTUGAL		3,594	0.0

RUSSIA		15,111	0.1

SINGAPORE		85,240	0.5

SOUTH AFRICA		12,414	0.1

SPAIN		89,947	0.6

SWEDEN		157,810	1.0

SWITZERLAND
1,184,867	Nestle S.A.	77,751	0.5
1,692,227	Novartis AG.	119,861	0.7
573,035	Roche Holding AG.	142,226	0.9
	Other	301,074	1.8
		640,912	3.9

TAIWAN		56,036	0.3

THAILAND		32,407	0.2

TURKEY		43,693	0.3

UKRAINE		6,927	0.0

UNITED ARAB EMIRATES		1,794	0.0

UNITED KINGDOM
20,196,615	Barclays plc	86,012	0.5
2,311,497	GlaxoSmithKline plc	57,779	0.4
6,935,865	HSBC Holdings plc	71,801	0.4
	Other	1,015,766	6.2
		1,231,358	7.5

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	37

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ¡  June 30, 2013

Shares		Company	Value (000)		% of net assets

UNITED STATES
700,197		ACE Ltd	$62,654		0.4%
902,396		American Express Co	67,463		0.4
751,464		Amgen, Inc	74,139		0.5
491,557		Apple, Inc	194,696		1.2
2,010,996		AT&T, Inc	71,189		0.4
6,015,762		Bank of America Corp	77,363		0.5
662,403	*	Berkshire Hathaway, Inc (Class B)	74,136		0.5
1,293,512		Chevron Corp	153,074		0.9
4,233,024		Cisco Systems, Inc	102,905		0.6
2,522,760		Citigroup, Inc	121,017		0.7
2,383,104		Coca-Cola Co	95,586		0.6
2,116,307		Comcast Corp (Class A)	88,631		0.5
2,253,798	d	Exxon Mobil Corp	203,631		1.2
5,651,162		General Electric Co	131,050		0.8
1,586,024	*	Gilead Sciences, Inc	81,220		0.5
155,320	*	Google, Inc (Class A)	136,739		0.8
1,238,757		Home Depot, Inc	95,967		0.6
976,363		Honeywell International, Inc	77,465		0.5
582,830		International Business Machines Corp	111,385		0.7
1,901,556		iShares MSCI EAFE Index Fund	109,111		0.7
1,665,220		Johnson & Johnson	142,976		0.9
1,945,204		JPMorgan Chase & Co	102,687		0.6
1,518,052		Merck & Co, Inc	70,514		0.4
4,241,537		Microsoft Corp	146,460		0.9
670,419		Occidental Petroleum Corp	59,821		0.4
3,078,976		Oracle Corp	94,586		0.6
892,845		PepsiCo, Inc	73,026		0.4
4,613,594		Pfizer, Inc	129,227		0.8
904,636		Philip Morris International, Inc	78,360		0.5
1,414,951		Procter & Gamble Co	108,937		0.7
1,053,761		Qualcomm, Inc	64,364		0.4
953,847		State Street Corp	62,200		0.4
469,202		Union Pacific Corp	72,388		0.4
2,011,724		Verizon Communications, Inc	101,270		0.6
908,991		Walt Disney Co	57,403		0.3
3,684,279		Wells Fargo & Co	152,050		0.9
		Other	5,295,958		32.2
			8,941,648		54.4
		TOTAL COMMON STOCKS (Cost $14,156,880)	16,173,565		98.4

RIGHTS / WARRANTS

AUSTRALIA			12		0.0

FRANCE			11		0.0

HONG KONG			0	^	0.0

MALAYSIA			24		0.0

SINGAPORE			4		0.0

38	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Global Equities Account  ¡  June 30, 2013

Shares		Company		Value (000)	% of net assets

SPAIN				$26	0.0%

UNITED STATES				109	0.0
TOTAL RIGHTS / WARRANTS			(Cost $94)	186	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

TREASURY DEBT
$60,400,000		United States Treasury Bill	0.040%–0.080%, 09/26/13	60,395	0.4
		Other		171,477	1.0
				231,872	1.4

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

REPURCHASE AGREEMENT
102,000,000	n	Calyon	0.110%, 07/01/13	102,000	0.6
90,000,000	o	Mizuho Securities	0.100%, 07/01/13	90,000	0.5
	p	Other	0.100%–0.120%, 07/01/13	233,000	1.5
				425,000	2.6
VARIABLE RATE SECURITIES				40,984	0.3
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				465,984	2.9
TOTAL SHORT-TERM INVESTMENTS			(Cost $698,352)	697,856	4.3

TOTAL PORTFOLIO			(Cost $14,855,326)	16,871,607	102.7
OTHER ASSETS & LIABILITIES, NET				(437,095)	(2.7)
NET ASSETS				$16,434,512	100.0%

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
n	Agreement with Caylon, 0.11% dated 6/30/13 to be repurchased at $102,001,000 on 7/1/13, collateralized by U.S. Government Agency Securities valued at $104,040,000.
o	Agreement with Mizuho Securities, 0.10% dated 6/30/13 to be repurchased at $90,001,000 on 7/1/13, collateralized by U.S. Government Agency Securities, valued at $91,801,000.
p	Agreements, 0.10%–0.12% dated 6/30/13 to be repurchased at $233,003,000 on 7/1/13, collateralized by U.S. Government Agency Securities valued at $237,758,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $490,267,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	39

Summary of market values by sector (unaudited)

CREF Global Equities Account  ¡  June 30, 2013

Sector	Value (000)	% of net assets

FINANCIALS	$3,582,153	21.7%
CONSUMER DISCRETIONARY	2,445,949	14.9
INFORMATION TECHNOLOGY	1,967,060	12.0
HEALTH CARE	1,954,665	11.9
INDUSTRIALS	1,899,366	11.6
CONSUMER STAPLES	1,351,988	8.2
ENERGY	1,312,136	8.0
MATERIALS	874,026	5.3
TELECOMMUNICATION SERVICES	415,127	2.5
UTILITIES	371,281	2.3
SHORT-TERM INVESTMENTS	697,856	4.3
OTHER ASSETS & LIABILITIES, NET	(437,095)	(2.7)
NET ASSETS	$16,434,512	100.0%

40	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Growth Account  ¡  June 30, 2013

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,849,987		Delphi Automotive plc	$144,466	0.9%
		Other	189,823	1.2
			334,289	2.1

BANKS			32,461	0.2

CAPITAL GOODS
1,954,910		Boeing Co	200,261	1.2
1,263,974		Honeywell International, Inc	100,284	0.6
630,964		Precision Castparts Corp	142,604	0.9
467,378		W.W. Grainger, Inc	117,863	0.7
		Other	746,176	4.6
			1,307,188	8.0

COMMERCIAL & PROFESSIONAL SERVICES
1,402,553	*	Verisk Analytics, Inc	83,732	0.5
		Other	137,766	0.9
			221,498	1.4

CONSUMER DURABLES & APPAREL
1,435,845		Nike, Inc (Class B)	91,435	0.6
		Other	423,023	2.6
			514,458	3.2

CONSUMER SERVICES
2,316,156		Las Vegas Sands Corp	122,594	0.8
2,035,795		Starbucks Corp	133,324	0.8
		Other	308,129	1.9
			564,047	3.5

DIVERSIFIED FINANCIALS
478,982	*	Affiliated Managers Group, Inc	78,524	0.5
1,465,064		American Express Co	109,528	0.7
1,500,000	e	iShares Russell 1000 Growth Index Fund	109,110	0.7
		Other	442,456	2.7
			739,618	4.6

ENERGY
1,508,456		Schlumberger Ltd	108,096	0.7
		Other	458,184	2.8
			566,280	3.5

FOOD & STAPLES RETAILING
850,516		Costco Wholesale Corp	94,042	0.6
		Other	241,765	1.5
			335,807	2.1

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	41

Summary portfolio of investments (unaudited)	continued

CREF Growth Account  ¡  June 30, 2013

Shares		Company	Value (000)	% of net assets

FOOD, BEVERAGE & TOBACCO
2,263,433		Altria Group, Inc	$79,198	0.5%
3,605,158		Coca-Cola Co	144,603	0.9
1,831,818		PepsiCo, Inc	149,824	0.9
1,336,184		Philip Morris International, Inc	115,740	0.7
		Other	352,596	2.2
			841,961	5.2

HEALTH CARE EQUIPMENT & SERVICES			500,208	3.1

HOUSEHOLD & PERSONAL PRODUCTS			198,736	1.2

INSURANCE			183,762	1.1

MATERIALS
1,876,594		Monsanto Co	185,408	1.1
		Other	530,702	3.3
			716,110	4.4

MEDIA
5,711,422		Comcast Corp (Class A)	239,195	1.5
1,116,962	*	Discovery Communications, Inc (Class A)	86,241	0.5
1,508,062		Walt Disney Co	95,234	0.6
		Other	435,783	2.7
			856,453	5.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,160,463		Amgen, Inc	114,491	0.7
1,035,127	*	Biogen Idec, Inc	222,759	1.4
2,098,512		Bristol-Myers Squibb Co	93,783	0.6
1,475,382	*	Celgene Corp	172,487	1.0
5,510,011	*	Gilead Sciences, Inc	282,168	1.7
763,037		Perrigo Co	92,327	0.6
		Other	709,819	4.4
			1,687,834	10.4

REAL ESTATE
1,770,790	*	Realogy Holdings Corp	85,069	0.5
		Other	213,860	1.3
			298,929	1.8

RETAILING
989,015	*	Amazon.com, Inc	274,640	1.7
1,919,998	*	Carmax, Inc	88,627	0.5
3,505,367		Home Depot, Inc	271,561	1.7
		Other	632,097	3.9
			1,266,925	7.8

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			313,078	1.9

42	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Growth Account  ¡  June 30, 2013

Shares		Company		Value (000)	% of net assets

SOFTWARE & SERVICES
1,126,660		Accenture plc		$81,074	0.5%
2,454,191	*	Adobe Systems, Inc		111,813	0.7
3,752,431	*	eBay, Inc		194,076	1.2
3,236,361	*	Facebook, Inc		80,456	0.5
570,328	*	Google, Inc (Class A)		502,100	3.1
1,222,982		International Business Machines Corp		233,724	1.4
2,556,691		Intuit, Inc		156,035	1.0
347,014		Mastercard, Inc (Class A)		199,359	1.2
10,642,853		Microsoft Corp		367,498	2.3
5,912,651		Oracle Corp		181,636	1.1
1,538,675		Visa, Inc (Class A)		281,193	1.7
		Other		601,054	3.7
				2,990,018	18.4

TECHNOLOGY HARDWARE & EQUIPMENT
1,331,203	d	Apple, Inc		527,263	3.2
2,573,166		Qualcomm, Inc		157,169	1.0
		Other		278,297	1.7
				962,729	5.9

TELECOMMUNICATION SERVICES
2,500,867		Verizon Communications, Inc		125,894	0.8
		Other		35,478	0.2
				161,372	1.0

TRANSPORTATION
4,304,556	*	Hertz Global Holdings, Inc		106,753	0.7
867,094		Kansas City Southern Industries, Inc		91,877	0.6
681,444		Union Pacific Corp		105,133	0.6
		Other		202,742	1.2
				506,505	3.1

UTILITIES				15,546	0.1
		TOTAL COMMON STOCKS	(Cost $13,648,880)	16,115,812	99.3

Principal	Issuer

SHORT-TERM INVESTMENTS
TREASURY DEBT		161,871	1.0

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	43

Summary portfolio of investments (unaudited)	concluded

CREF Growth Account  ¡  June 30, 2013

Shares		Company		Value (000)	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
396,021,855	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$396,022	2.4%
				396,022	2.4
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				396,022	2.4
		TOTAL SHORT-TERM INVESTMENTS	(Cost $557,889)	557,893	3.4

		TOTAL PORTFOLIO	(Cost $14,206,769)	16,673,705	102.7
		OTHER ASSETS & LIABILITIES, NET		(439,706)	(2.7)
		NET ASSETS		$16,233,999	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $385,247,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

44	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Equity Index Account  ¡  June 30, 2013

			Value	% of net
Shares		Company	(000)	assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$151,707	1.1%

BANKS
1,406,178		US Bancorp	50,833	0.4
3,670,232		Wells Fargo & Co	151,471	1.1
		Other	276,620	2.0
			478,924	3.5

CAPITAL GOODS
524,682		3M Co	57,374	0.4
576,348		Boeing Co	59,041	0.5
7,860,107		General Electric Co	182,276	1.3
698,758		United Technologies Corp	64,942	0.5
		Other	743,367	5.4
			1,107,000	8.1

COMMERCIAL & PROFESSIONAL SERVICES			140,975	1.0

CONSUMER DURABLES & APPAREL			216,138	1.6

CONSUMER SERVICES
762,074		McDonald’s Corp	75,445	0.6
		Other	225,627	1.6
			301,072	2.2

DIVERSIFIED FINANCIALS
720,181		American Express Co	53,841	0.4
8,194,719		Bank of America Corp	105,384	0.8
2,304,717		Citigroup, Inc	110,557	0.8
348,509		Goldman Sachs Group, Inc	52,712	0.4
2,873,300		JPMorgan Chase & Co	151,682	1.1
		Other	418,772	3.0
			892,948	6.5

ENERGY
1,473,580		Chevron Corp	174,384	1.3
929,477		ConocoPhillips	56,233	0.4
3,380,588	d	Exxon Mobil Corp	305,436	2.2
612,484		Occidental Petroleum Corp	54,652	0.4
1,010,608		Schlumberger Ltd	72,420	0.5
		Other	626,034	4.6
			1,289,159	9.4

FOOD & STAPLES RETAILING
930,742		CVS Corp	53,220	0.4
1,224,126		Wal-Mart Stores, Inc	91,185	0.7
		Other	130,616	0.9
			275,021	2.0

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	45

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ¡  June 30, 2013

			Value	% of net
Shares		Company	(000)	assets

FOOD, BEVERAGE & TOBACCO
1,526,748		Altria Group, Inc	$53,421	0.4%
2,907,570		Coca-Cola Co	116,623	0.9
1,175,468		PepsiCo, Inc	96,142	0.7
1,243,287		Philip Morris International, Inc	107,693	0.8
		Other	307,162	2.2
			681,041	5.0

HEALTH CARE EQUIPMENT & SERVICES			616,660	4.5

HOUSEHOLD & PERSONAL PRODUCTS
2,083,539		Procter & Gamble Co	160,412	1.2
		Other	118,977	0.8
			279,389	2.0

INSURANCE
1,368,059	*	Berkshire Hathaway, Inc (Class B)	153,113	1.1
		Other	433,433	3.2
			586,546	4.3

MATERIALS			499,297	3.7

MEDIA
1,994,807		Comcast Corp (Class A)	83,543	0.6
1,369,318		Walt Disney Co	86,472	0.6
		Other	340,729	2.5
			510,744	3.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
570,623		Amgen, Inc	56,298	0.4
1,248,690		Bristol-Myers Squibb Co	55,804	0.4
1,160,433	*	Gilead Sciences, Inc	59,426	0.4
2,132,319		Johnson & Johnson	183,081	1.3
2,295,519		Merck & Co, Inc	106,627	0.8
5,136,743		Pfizer, Inc	143,880	1.1
		Other	464,325	3.4
			1,069,441	7.8

REAL ESTATE			503,316	3.7

RETAILING
279,500	*	Amazon.com, Inc	77,614	0.6
1,110,453		Home Depot, Inc	86,027	0.6
		Other	446,691	3.2
			610,332	4.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
3,778,605		Intel Corp	91,518	0.7
		Other	205,372	1.5
			296,890	2.2

46	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ¡  June 30, 2013

				Value	% of net
Shares		Company		(000)	assets

SOFTWARE & SERVICES
983,809	*	eBay, Inc		$50,883	0.4%
204,996	*	Google, Inc (Class A)		180,472	1.3
791,353		International Business Machines Corp		151,235	1.1
88,825		Mastercard, Inc (Class A)		51,030	0.4
6,343,572		Microsoft Corp		219,044	1.6
2,699,834		Oracle Corp		82,939	0.6
398,195		Visa, Inc (Class A)		72,770	0.5
		Other		515,617	3.8
				1,323,990	9.7

TECHNOLOGY HARDWARE & EQUIPMENT
713,523		Apple, Inc		282,612	2.1
4,062,483		Cisco Systems, Inc		98,759	0.7
1,313,514		Qualcomm, Inc		80,230	0.6
		Other		287,734	2.0
				749,335	5.4

TELECOMMUNICATION SERVICES
4,089,842		AT&T, Inc		144,781	1.1
2,174,958		Verizon Communications, Inc		109,487	0.8
		Other		80,739	0.6
				335,007	2.5

TRANSPORTATION
355,335		Union Pacific Corp		54,821	0.4
		Other		210,390	1.5
				265,211	1.9

UTILITIES				454,064	3.3
		TOTAL COMMON STOCKS	(Cost $9,087,198)	13,634,207	99.5

RIGHTS / WARRANTS

AUTOMOBILES & COMPONENTS				3	0.0

ENERGY				1	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $0)	4	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		4,400	0.0

TREASURY DEBT		39,396	0.3

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	47

Summary portfolio of investments (unaudited)	concluded

CREF Equity Index Account  ¡  June 30, 2013

				Value	% of net
Shares		Company		(000)	assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
423,878,489	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$423,878	3.2%
				423,878	3.2
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				423,878	3.2
		TOTAL SHORT-TERM INVESTMENTS	(Cost $467,673)	467,674	3.5

		TOTAL PORTFOLIO	(Cost $9,554,871)	14,101,885	103.0
		OTHER ASSETS & LIABILITIES, NET		(404,249)	(3.0)
		NET ASSETS		$13,697,636	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $411,729,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

48	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Bond Market Account  ¡  June 30, 2013

Value	% of net
Principal	Issuer	(000)	assets

BANK LOAN OBLIGATIONS

CAPITAL GOODS	$8,103	0.0%

FOOD, BEVERAGE & TOBACCO	10,780	0.1

MEDIA	1,810	0.0

UTILITIES	198	0.0
TOTAL BANK LOAN OBLIGATIONS (Cost $20,985)	20,891	0.1

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS	22,111	0.2

BANKS
$70,000,000	g	Toronto-Dominion Bank	1.500%, 03/13/17	70,343	0.5
Other	557,118	4.1
627,461	4.6
CAPITAL GOODS	106,911	0.8

COMMERCIAL & PROFESSIONAL SERVICES	53,333	0.4
CONSUMER DURABLES & APPAREL	39,835	0.3

CONSUMER SERVICES	127,669	0.9
DIVERSIFIED FINANCIALS	855,695	6.3

ENERGY	432,604	3.2
FOOD & STAPLES RETAILING	30,354	0.2

FOOD, BEVERAGE & TOBACCO	152,204	1.1
HEALTH CARE EQUIPMENT & SERVICES	79,932	0.6

HOUSEHOLD & PERSONAL PRODUCTS	14,133	0.1
INSURANCE	201,568	1.5

MATERIALS	272,014	2.0
MEDIA	220,921	1.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	39,764	0.3
REAL ESTATE	111,145	0.8

RETAILING	101,969	0.7
SOFTWARE & SERVICES	46,266	0.3

TECHNOLOGY HARDWARE & EQUIPMENT	109,122	0.8

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	49

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ¡  June 30, 2013

				Value	% of net
Principal		Issuer		(000)	assets

TELECOMMUNICATION SERVICES				$251,339	1.8%

TRANSPORTATION				75,856	0.6

UTILITIES				418,418	3.1
		TOTAL CORPORATE BONDS	(Cost $4,389,456)	4,390,624	32.2

GOVERNMENT BONDS
AGENCY SECURITIES
$ 196,300,000		PEFCO	1.375%–5.450%, 10/15/14–11/15/22	202,411	1.5
62,753,000		Tunisia Government AID Bonds	1.686%, 07/16/19	61,018	0.4
		Other		201,978	1.5
				465,407	3.4

FOREIGN GOVERNMENT BONDS
89,950,000		North American Development Bank	2.400%, 10/26/22	82,977	0.6
		Other		778,057	5.7
				861,034	6.3

MORTGAGE BACKED
93,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 07/15/43	97,926	0.7
101,000,000	h	FGLMC	4.000%, 07/15/43	105,028	0.8
250,837,092		FGLMC	3.000%–8.000%, 07/01/13–08/15/43	267,442	2.0
93,000,000	h	Federal National Mortgage Association (FNMA)	3.000%, 07/25/28	95,659	0.7
156,000,000	h	FNMA	4.000%, 07/25/43	162,514	1.2
257,000,000	h	FNMA	5.500%, 07/25/43	279,126	2.0
88,000,000	h	FNMA	6.000%, 07/25/43	95,700	0.7
505,000,000	h	FNMA	3.500%, 07/25/43	512,654	3.8
108,000,000	h	FNMA	4.500%, 07/25/43	114,278	0.8
244,000,000	h	FNMA	5.000%, 07/25/43	262,586	1.9
237,000,000	h	FNMA	3.000%, 07/25/43	231,556	1.7
144,000,000	h	FNMA	4.000%, 08/25/43	149,698	1.1
584,847,767		FNMA	2.479%–9.000%, 07/01/13–10/01/42	623,022	4.6
95,000,000	h	Government National Mortgage Association (GNMA)	4.500%, 07/15/43	100,800	0.7
79,000,000	h	GNMA	5.000%, 07/20/43	85,493	0.6
78,000,000	h	GNMA	4.000%, 07/15/43	81,754	0.6
232,000,000	h	GNMA	3.500%, 07/15/43	237,981	1.7
74,000,000	h	GNMA	3.000%, 07/15/43	73,156	0.5
136,060,118		GNMA	3.500%–9.500%, 06/15/16–01/15/44	146,898	1.1
		Other		52,273	0.4
				3,775,544	27.6

50	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ¡  June 30, 2013

				Value	% of net
Principal		Issuer		(000)	assets

MUNICIPAL BONDS
$197,525,000		State of Illinois	0.750%–5.010%, 03/01/15–04/01/28	$192,628	1.4%
		Other		362,317	2.7
				554,945	4.1

U.S. TREASURY SECURITIES
189,872,000		United States Treasury Bond	8.000%, 11/15/21	275,270	2.0
49,175,000		United States Treasury Bond	5.250%, 02/15/29	62,560	0.5
76,470,000		United States Treasury Bond	3.125%, 02/15/43	71,380	0.5
110,907,000		United States Treasury Bond	3.750%–6.375%, 08/15/27–08/15/41	139,089	1.0
72,796,000		United States Treasury Note	0.250%, 05/31/15	72,668	0.5
160,485,000		United States Treasury Note	0.125%, 12/31/14	160,197	1.2
175,415,000		United States Treasury Note	0.250%, 01/31/15	175,381	1.3
147,305,000		United States Treasury Note	0.250%, 02/28/15	147,196	1.1
141,110,000		United States Treasury Note	0.250%, 08/15/15	140,625	1.0
88,005,000		United States Treasury Note	0.250%, 09/15/15	87,647	0.7
63,788,000		United States Treasury Note	0.250%, 10/15/15	63,504	0.5
86,747,000		United States Treasury Note	0.375%, 11/15/15	86,557	0.6
68,903,000		United States Treasury Note	1.000%, 10/31/16	69,312	0.5
371,550,500		United States Treasury Note	0.250%–3.125%, 02/28/14–05/15/43	374,064	2.7
				1,925,450	14.1
		TOTAL GOVERNMENT BONDS	(Cost $7,540,853)	7,582,380	55.5

STRUCTURED ASSETS

ASSET BACKED
74,500,000	g	AEP Texas Central Transition Funding LLC, Series - 2012 1 (Class A2)	1.976%, 06/01/21	73,605	0.5
97,825,719	g	Dominos Pizza Master Issuer LLC Series - 2012 1A (Class A2)	5.216%, 01/25/42	104,434	0.8
		Other		667,451	4.9
				845,490	6.2
OTHER MORTGAGE BACKED				419,468	3.1
		TOTAL STRUCTURED ASSETS	(Cost $1,278,801)	1,264,958	9.3
		TOTAL BONDS	(Cost $13,209,110)	13,237,962	97.0

Shares	Company

PREFERRED STOCKS

BANKS			9,136	0.1
	TOTAL PREFERRED STOCKS	(Cost $49,941)	9,136	0.1

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			69,997	0.5

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	51

Summary portfolio of investments (unaudited)	concluded

CREF Bond Market Account  ¡  June 30, 2013

				Value	% of net
Principal		Issuer		(000)	assets

TREASURY DEBT
$ 62,300,000	w	United States Treasury Bill	0.049%–0.093%, 07/11/13	$62,299	0.5%
265,800,000	w	United States Treasury Bill	0.050%–0.116%, 07/18/13	265,788	1.9
296,400,000	w	United States Treasury Bill	0.070%–0.111%, 07/25/13	296,380	2.2
175,700,000	w	United States Treasury Bill	0.040%–0.120%, 08/15/13	175,679	1.3
285,500,000	w	United States Treasury Bill	0.090%–0.126%, 08/22/13	285,461	2.1
279,000,000	w	United States Treasury Bill	0.091%–0.111%, 09/05/13	278,990	2.1
100,000,000	w	United States Treasury Bill	0.045%, 09/12/13	99,996	0.7
237,800,000	w	United States Treasury Bill	0.045%–0.105%, 09/19/13	237,781	1.7
205,800,000	w	United States Treasury Bill	0.040%–0.080%, 09/26/13	205,783	1.5
130,000,000		United States Treasury Bill	0.040%–0.053%, 10/10/13	129,981	1.0
104,800,000	w	United States Treasury Bill	0.050%–0.066%, 10/17/13	104,783	0.8
312,700,000	w	United States Treasury Bill	0.056%–0.075%, 11/07/13	312,644	2.3
142,000,000	w	United States Treasury Bill	0.088%, 12/12/13	141,958	1.0
100,000,000		United States Treasury Bill	0.095%, 12/26/13	99,952	0.7
69,000,000	w	United States Treasury Bill	0.095%, 03/06/14	68,950	0.5
200,000,000	w	United States Treasury Bill	0.105%, 04/03/14	199,831	1.5
100,000,000	w	United States Treasury Bill	0.106%–0.107%, 05/01/14	99,899	0.7
		Other		65,591	0.5
				3,131,746	23.0
	TOTAL SHORT-TERM INVESTMENTS		(Cost $3,201,649)	3,201,743	23.5

		TOTAL PORTFOLIO	(Cost $16,481,685)	16,469,732	120.7
	OTHER ASSETS & LIABILITIES, NET			(2,821,878)	(20.7)
		NET ASSETS		$13,647,854	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/13, the aggregate value of these securities including those in “Other,” was $1,737,102,000, or 12.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

52	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments (unaudited)

CREF Inflation-Linked Bond Account  ¡  June 30, 2013

				Value	% of net
Principal		Issuer		(000)	assets

GOVERNMENT BONDS
U.S. TREASURY SECURITIES
$ 97,675,119	k	United States Treasury Inflation Indexed Bonds	2.000%, 07/15/14	$100,834	1.1%
252,608,388	k	United States Treasury Inflation Indexed Bonds	1.625%, 01/15/15	262,654	3.0
244,436,234	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/15	250,528	2.8
256,556,446	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/15	272,732	3.1
237,192,445	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/16	254,741	2.9
454,479,900	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/16	466,161	5.3
224,045,330	k	United States Treasury Inflation Indexed Bonds	2.500%, 07/15/16	247,658	2.8
189,694,982	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/17	210,265	2.4
493,907,444	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/17	506,757	5.7
161,229,963	k	United States Treasury Inflation Indexed Bonds	2.625%, 07/15/17	182,908	2.1
175,433,920	k	United States Treasury Inflation Indexed Bonds	1.625%, 01/15/18	192,031	2.2
197,673,105	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/18	202,769	2.3
168,872,742	k	United States Treasury Inflation Indexed Bonds	1.375%, 07/15/18	184,441	2.1
155,423,415	k	United States Treasury Inflation Indexed Bonds	2.125%, 01/15/19	175,762	2.0
196,034,400	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/19	221,013	2.5
248,726,142	k	United States Treasury Inflation Indexed Bonds	1.375%, 01/15/20	270,995	3.1
291,766,196	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	316,931	3.6
420,892,139	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	450,124	5.1
398,049,150	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	410,799	4.7
334,915,112	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	328,034	3.7
391,334,400	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	382,499	4.3
214,584,720	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	208,063	2.4
328,471,649	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	391,292	4.4
235,288,578	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	271,703	3.1
221,049,270	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	266,140	3.0
194,137,251	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	217,510	2.5
198,442,683	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	275,417	3.1
192,681,711	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	237,661	2.7
213,721,338	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	308,026	3.5
77,635,341	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	109,047	1.2
100,755,226	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/40	122,449	1.4
131,034,758	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/41	159,545	1.8
233,916,703	k	United States Treasury Inflation Indexed Bonds	0.750%, 02/15/42	205,920	2.3
95,579,475	k	United States Treasury Inflation Indexed Bonds	0.625%, 02/15/43	80,384	0.9
				8,743,793	99.1
		TOTAL GOVERNMENT BONDS	(Cost $8,215,241)	8,743,793	99.1

		TOTAL PORTFOLIO	(Cost $8,215,241)	8,743,793	99.1
		OTHER ASSETS & LIABILITIES, NET		79,264	0.9
		NET ASSETS		$8,823,057	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	53

Summary portfolio of investments (unaudited)

CREF Social Choice Account  ¡  June 30, 2013

			Value	% of net
Principal	Issuer		(000)	assets

	BANK LOAN OBLIGATIONS
	MEDIA		$9,634	0.1%
	TOTAL BANK LOAN OBLIGATIONS	(Cost $9,728)	9,634	0.1

	BONDS

	CORPORATE BONDS
	AUTOMOBILES & COMPONENTS		19,754	0.2

	BANKS		439,632	3.7
	CAPITAL GOODS		90,795	0.8

	COMMERCIAL & PROFESSIONAL SERVICES		13,002	0.1
	CONSUMER DURABLES & APPAREL		8,634	0.1

	CONSUMER SERVICES		27,379	0.2
	DIVERSIFIED FINANCIALS		258,805	2.1

	ENERGY		81,043	0.7
	FOOD & STAPLES RETAILING		12,326	0.1

	FOOD, BEVERAGE & TOBACCO		34,306	0.3
	HEALTH CARE EQUIPMENT & SERVICES		23,914	0.2

	HOUSEHOLD & PERSONAL PRODUCTS		13,607	0.1
	INSURANCE		61,168	0.5

	MATERIALS		75,106	0.6
	MEDIA		28,835	0.2

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		80,800	0.6
	REAL ESTATE		86,860	0.7

	RETAILING		12,794	0.1
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		13,084	0.1

	SOFTWARE & SERVICES		20,116	0.2
	TECHNOLOGY HARDWARE & EQUIPMENT		22,410	0.2

	TELECOMMUNICATION SERVICES		38,533	0.3
	TRANSPORTATION		70,287	0.6

	UTILITIES		240,444	2.0
	TOTAL CORPORATE BONDS	(Cost $1,771,864)	1,773,634	14.7

54	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ¡  June 30, 2013

				Value	% of net
Principal		Issuer		(000)	assets

GOVERNMENT BONDS

AGENCY SECURITIES				$461,383	3.8%

FOREIGN GOVERNMENT BONDS
$ 55,210,000		International Finance Corp	2.250%, 04/28/14	56,056	0.5
		Other		461,376	3.8
				517,432	4.3

MORTGAGE BACKED
44,000,000	h	Federal National Mortgage Association (FNMA)	4.000%, 07/25/43	45,837	0.4
158,000,000	h	FNMA	3.500%, 07/25/43	160,395	1.3
81,000,000	h	FNMA	4.500%, 07/25/43	85,708	0.7
50,000,000	h	FNMA	5.000%, 07/25/43	53,809	0.5
79,000,000	h	FNMA	3.000%, 07/25/43	77,185	0.6
40,000,000	h	FNMA	4.000%, 08/25/43	41,583	0.3
238,032,930		FNMA	2.479%–8.500%, 07/01/13–07/25/43	252,565	2.1
82,000,000	h	Government National Mortgage Association (GNMA)	3.500%, 07/15/43	84,114	0.7
56,000,000	h	GNMA	3.000%, 07/15/43	55,361	0.5
115,260,044		GNMA	0.023%–0.090%, 12/15/17–07/20/43	122,647	1.0
		Other		107,643	0.9
				1,086,847	9.0

MUNICIPAL BONDS				356,511	3.0

U.S. TREASURY SECURITIES
89,233,000		United States Treasury Bond	3.125%, 02/15/43	83,293	0.7
63,701,000		United States Treasury Note	1.000%, 05/31/18	62,606	0.5
63,497,000		United States Treasury Note	1.750%, 05/15/23	59,469	0.5
128,070,500		United States Treasury Note	0.125%–2.500%, 08/31/13–11/15/22	128,259	1.1
		Other		19,420	0.1
				353,047	2.9
		TOTAL GOVERNMENT BONDS	(Cost $2,766,197)	2,775,220	23.0

STRUCTURED ASSETS

ASSET BACKED				87,072	0.7

OTHER MORTGAGE BACKED				108,119	0.9
		TOTAL STRUCTURED ASSETS	(Cost $194,771)	195,191	1.6
		TOTAL BONDS	(Cost $4,732,832)	4,744,045	39.3

Shares	Company

COMMON STOCKS

AUTOMOBILES & COMPONENTS
2,843,693	Ford Motor Co	43,992	0.4
	Other	121,324	1.0
		165,316	1.4

BANKS
1,341,320	US Bancorp	48,489	0.4
	Other	373,482	3.1
		421,971	3.5

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	55

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ¡  June 30, 2013

			Value	% of net
Shares		Company	(000)	assets

CAPITAL GOODS
469,354		3M Co	$51,324	0.4%
		Other	505,259	4.2
			556,583	4.6
COMMERCIAL & PROFESSIONAL SERVICES			62,269	0.5

CONSUMER DURABLES & APPAREL			91,349	0.8

CONSUMER SERVICES
558,634		McDonald’s Corp	55,305	0.4
686,805		Starbucks Corp	44,979	0.4
		Other	45,775	0.4
			146,059	1.2

DIVERSIFIED FINANCIALS
660,409		American Express Co	49,372	0.4
		Other	400,805	3.3
			450,177	3.7

ENERGY			682,423	5.7

FOOD & STAPLES RETAILING			96,968	0.8

FOOD, BEVERAGE & TOBACCO
801,999		PepsiCo, Inc	65,596	0.5
		Other	215,789	1.8
			281,385	2.3

HEALTH CARE EQUIPMENT & SERVICES
1,196,888		Abbott Laboratories	41,748	0.4
844,082		Medtronic, Inc	43,445	0.4
		Other	113,132	0.9
			198,325	1.7

HOUSEHOLD & PERSONAL PRODUCTS
1,222,786		Procter & Gamble Co	94,142	0.8
		Other	132,227	1.1
			226,369	1.9

INSURANCE
798,759	*	Berkshire Hathaway, Inc (Class B)	89,397	0.7
		Other	319,240	2.7
			408,637	3.4

MATERIALS			401,563	3.3

MEDIA
745,729		Time Warner, Inc	43,118	0.4
		Other	160,891	1.3
			204,009	1.7

56	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ¡  June 30, 2013

				Value		% of net
Shares		Company		(000)		assets

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
194,745	*	Biogen Idec, Inc		$41,909		0.3%
1,097,635		Bristol-Myers Squibb Co		49,053		0.4
978,508	*	Gilead Sciences, Inc		50,110		0.4
1,190,626		Johnson & Johnson		102,227		0.9
1,526,938		Merck & Co, Inc		70,926		0.6
		Other		251,988		2.1
				566,213		4.7

REAL ESTATE				263,145		2.2

RETAILING
1,012,261		Lowe’s Companies, Inc		41,402		0.3
		Other		264,713		2.2
				306,115		2.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,744,915		Intel Corp		66,482		0.6
		Other		85,863		0.7
				152,345		1.3

SOFTWARE & SERVICES
112,687	*	Google, Inc (Class A)		99,206		0.8
480,215		International Business Machines Corp		91,774		0.8
1,983,922		Oracle Corp		60,946		0.5
		Other		262,144		2.2
				514,070		4.3

TECHNOLOGY HARDWARE & EQUIPMENT
2,778,259		Cisco Systems, Inc		67,540		0.6
847,188		Qualcomm, Inc		51,746		0.4
		Other		197,633		1.6
				316,919		2.6
TELECOMMUNICATION SERVICES				172,337		1.4

TRANSPORTATION
554,151		United Parcel Service, Inc (Class B)		47,923		0.4
		Other		126,361		1.1
				174,284		1.5

UTILITIES				292,445		2.4
		TOTAL COMMON STOCKS	(Cost $5,291,741)	7,151,276		59.4

PREFERRED STOCKS

BANKS				19,536		0.2
		TOTAL PREFERRED STOCKS	(Cost $38,865)	19,536		0.2

RIGHTS / WARRANTS

ENERGY				168		0.0

RETAILING				0	^	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $178)	168		0.0

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	57

Summary portfolio of investments (unaudited)	concluded

CREF Social Choice Account  ¡  June 30, 2013

				Value	% of net
Principal		Issuer		(000)	assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$ 51,600,000	w	Federal Home Loan Bank (FHLB)	0.065%, 08/07/13	$51,597	0.4%
				51,597	0.4
TREASURY DEBT
118,700,000	w	United States Treasury Bill	0.090%–0.100%, 07/18/13	118,694	1.0
101,000,000	w	United States Treasury Bill	0.070%–0.100%, 07/25/13	100,994	0.8
75,000,000	w	United States Treasury Bill	0.100%, 08/01/13	74,994	0.6
45,000,000	w	United States Treasury Bill	0.074%–0.085%, 08/08/13	44,996	0.4
119,500,000	w	United States Treasury Bill	0.048%–0.090%, 08/22/13	119,486	1.0
65,000,000	w	United States Treasury Bill	0.040%–0.060%, 09/26/13	64,995	0.5
61,000,000	w	United States Treasury Bill	0.050%, 10/03/13	60,993	0.5
68,000,000	w	United States Treasury Bill	0.066%–0.081%, 10/17/13	67,989	0.6
50,000,000	w	United States Treasury Bill	0.075%, 12/12/13	49,985	0.4
80,000,000	w	United States Treasury Bill	0.105%, 05/01/14	79,919	0.7
		Other		127,063	1.1
				910,108	7.6

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

COMMERCIAL PAPER				21,999	0.2

TREASURY DEBT
50,000,000		United States Treasury Bill	0.060%, 10/03/13	49,994	0.4
50,000,000		United States Treasury Bill	0.070%–0.100%, 09/19/13	49,996	0.4
		Other		206,664	1.7
				306,654	2.5
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				328,653	2.7
		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,290,346)	1,290,358	10.7

		TOTAL PORTFOLIO	(Cost $11,363,690)	13,215,017	109.7
		OTHER ASSETS & LIABILITIES, NET		(1,168,129)	(9.7)
		NET ASSETS		$12,046,888	100.0%

*	Non-income producing.
^	Amount represents less than $1,000.
h	All or a portion of these securities were purchased on a delayed delivery basis.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $337,614,000.

At 6/30/13, the aggregate value of securities exempted from registration under Rule 144(A) of the Securities Act of 1933 amounted to $497,941,000 or 4.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments.

Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

58	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Money Market Account  ¡  June 30, 2013

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

CERTIFICATE OF DEPOSIT
$277,000,000	i	Toronto-Dominion Bank	0.110%–0.724%, 07/09/13–11/01/13	$277,037	2.3%
		Other		130,000	1.1
				407,037	3.4

COMMERCIAL PAPER
153,750,000	y	Australia & New Zealand Banking Group Ltd	0.165%–0.210%, 07/22/13–09/30/13	153,717	1.3
397,481,000	y	Coca-Cola Co	0.080%–0.190%, 07/11/13–01/06/14	397,377	3.3
162,300,000	y	Commonwealth Bank of Australia	0.160%–0.240%, 07/03/13–10/22/13	162,270	1.4
75,000,000		Exxon Mobil Corp	0.075%–0.085%, 07/18/13	74,997	0.6
160,000,000		Exxon Mobil Corp	0.060%–0.085%, 07/10/13–08/05/13	159,991	1.3
239,811,000	y	Fairway Finance LLC	0.115%–0.230%, 07/01/13–09/24/13	239,774	2.0
234,060,000		General Electric Capital Corp	0.180%–0.200%, 07/10/13–11/04/13	233,987	2.0
186,020,000	y	Liberty Street Funding LLC	0.145%–0.210%, 07/09/13–09/27/13	185,990	1.5
185,360,000	y	National Australia Funding Delaware, Inc	0.150%–0.270%, 07/01/13–10/21/13	185,329	1.5
195,625,000	y	Nestle Capital Corp	0.110%–0.160%, 07/08/13–09/04/13	195,601	1.6
154,601,000	y	Old Line Funding LLC	0.170%–0.210%, 08/07/13–10/29/13	154,532	1.3
282,085,000		Province of British Columbia	0.100%–0.140%, 07/11/13–09/09/13	282,062	2.4
276,623,000		Province of Ontario Canada	0.075%–0.155%, 07/02/13–09/10/13	276,592	2.3
104,100,000	y	Province of Quebec Canada	0.100%–0.140%, 07/26/13	104,090	0.9
139,912,000	y	Province of Quebec Canada	0.110%–0.155%, 07/02/13–10/10/13	139,888	1.2
		Other		882,194	7.4
				3,828,391	32.0

GOVERNMENT AGENCY DEBT
114,500,000		Federal Home Loan Bank (FHLB)	0.040%–0.085%, 07/03/13	114,500	1.0
115,660,000		FHLB	0.060%–0.085%, 07/12/13	115,657	1.0
144,415,000		FHLB	0.052%–0.080%, 07/17/13	144,410	1.2
107,205,000		FHLB	0.050%–0.075%, 07/24/13	107,200	0.9
76,133,000		FHLB	0.060%–0.070%, 08/07/13	76,128	0.6
90,000,000		FHLB	0.070%–0.075%, 08/09/13	89,993	0.8
134,083,000		FHLB	0.050%–0.069%, 08/14/13	134,073	1.1
170,615,000		FHLB	0.060%–0.080%, 08/21/13	170,597	1.4
123,000,000		FHLB	0.065%–0.085%, 08/23/13	122,987	1.0
75,722,000		FHLB	0.060%–0.070%, 08/28/13	75,714	0.6
116,971,000		FHLB	0.060%–0.070%, 08/30/13	116,958	1.0
99,800,000		FHLB	0.078%–0.085%, 09/11/13	99,784	0.8
112,625,000		FHLB	0.070%–0.100%, 09/13/13	112,604	0.9
75,000,000		FHLB	0.102%–0.105%, 09/27/13	74,981	0.6
595,955,000		FHLB	0.060%–0.280%, 07/05/13–01/02/14	595,873	5.0
67,535,000		Federal Home Loan Mortgage Corp (FHLMC)	0.050%–0.095%, 07/01/13	67,535	0.6
105,835,000		FHLMC	0.055%–0.065%, 07/23/13	105,831	0.9
68,177,000		FHLMC	0.065%–0.075%, 07/29/13	68,173	0.6
68,872,000		FHLMC	0.070%–0.125%, 08/05/13	68,867	0.6
80,000,000		FHLMC	0.070%–0.080%, 08/12/13	79,993	0.7
112,655,000		FHLMC	0.060%–0.070%, 09/03/13	112,642	0.9
73,215,000		FHLMC	0.075%–0.115%, 09/09/13	73,204	0.6

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	59

Summary portfolio of investments (unaudited)	continued

CREF Money Market Account  ¡  June 30, 2013

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT AGENCY DEBT—continued
$451,767,000		FHLMC	0.057%–0.164%, 07/08/13–02/11/14	$451,696	3.8%
75,675,000		Federal National Mortgage Association (FNMA)	0.050%–0.075%, 07/25/13	75,672	0.6
67,800,000		FNMA	0.060%–0.070%, 08/20/13	67,794	0.6
72,000,000		FNMA	0.068%–0.070%, 09/16/13	71,990	0.6
430,179,000		FNMA	0.060%–0.330%, 07/01/13–02/24/14	430,108	3.6
		Other		45,401	0.4
				3,870,365	32.4

TREASURY DEBT
71,755,000		United States Treasury Bill	0.038%–0.113%, 08/22/13	71,747	0.6
80,000,000		United States Treasury Bill	0.078%–0.086%, 10/17/13	79,981	0.6
644,402,000		United States Treasury Bill	0.025%–0.150%, 07/05/13–02/06/14	644,303	5.4
95,545,000		United States Treasury Note	1.000%, 07/15/13	95,576	0.8
100,000,000		United States Treasury Note	0.375%, 07/31/13	100,017	0.8
100,000,000		United States Treasury Note	0.750%, 08/15/13	100,070	0.8
97,170,000		United States Treasury Note	0.125%, 09/30/13	97,155	0.8
119,715,000		United States Treasury Note	0.500%, 10/15/13	119,834	1.0
104,035,000		United States Treasury Note	0.250%, 10/31/13	104,061	0.9
100,000,000		United States Treasury Note	0.500%, 11/15/13	100,121	0.8
73,860,000		United States Treasury Note	0.250%, 01/31/14	73,910	0.6
89,000,000		United States Treasury Note	0.250%, 02/28/14	89,070	0.8
84,675,000		United States Treasury Note	0.250%, 04/30/14	84,752	0.7
335,282,000		United States Treasury Note	0.125%–1.250%, 09/15/13–06/30/14	336,400	2.9
				2,096,997	17.5

VARIABLE RATE SECURITIES
70,000,000	i	Federal Farm Credit Bank (FFCB)	0.130%, 07/01/13	70,000	0.6
94,500,000	i	FFCB	0.180%, 07/01/13	94,481	0.8
95,000,000	i	FFCB	0.180%, 07/01/13	95,000	0.8
69,750,000	i	FFCB	0.323%, 08/19/13	69,745	0.6
100,000,000	i	FFCB	0.310%, 09/23/13	99,999	0.8
91,000,000	i	FFCB	0.250%, 02/10/14	90,989	0.8
75,000,000	i	FFCB	0.240%, 10/27/14	74,980	0.6
506,640,000	i	FFCB	0.140%–0.330%, 07/02/13–01/20/15	506,665	4.3
100,000,000	i	Federal Home Loan Bank (FHLB)	0.280%, 08/16/13	100,000	0.8
100,000,000	i	FHLB	0.140%, 09/06/13	100,005	0.8
80,290,000	i	Federal National Mortgage Association (FNMA)	0.330%, 10/28/13	80,290	0.7
80,000,000	i	FNMA	0.172%, 06/20/14	79,987	0.6
69,000,000	i	Royal Bank of Canada	0.390%, 07/15/13	69,000	0.6
		Other		222,010	1.9
				1,753,151	14.7
		TOTAL SHORT-TERM INVESTMENTS (Cost $11,955,941)		11,955,941	100.0

		TOTAL PORTFOLIO (Cost $11,955,941)		11,955,941	100.0
		OTHER ASSETS & LIABILITIES, NET		(2,541)	0.0
		NET ASSETS		$11,953,400	100.0%

60	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Money Market Account  ¡  June 30, 2013

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2013, the aggregate value of these securities, including those in “Other,” was $2,542,198,000, or 21.3% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments.

Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	61

Statements of assets and liabilities (unaudited)

College Retirement Equities Fund  ¡  June 30, 2013

						Inflation-Linked
(amounts in thousands, except	Stock	Global Equities	Growth	Equity Index	Bond Market	Bond	Social Choice	Money Market
accumulation unit value)	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Unaffiliated issuers*†	$115,644,033	$16,871,607	$16,277,683	$13,678,007	$16,469,732	$8,743,793	$13,215,017	$11,955,941
Affiliated issuers‡	117,342	—	396,022	423,878	—	—	—	—
Total portfolio investments, at value	$115,761,375	$16,871,607	$16,673,705	$14,101,885	$16,469,732	$8,743,793	$13,215,017	$11,955,941
Cash**#	1,132,421	41,396	936	1,424	71,920	33,709	37,501	19
Cash — foreign^	29,782	3,318	—	—	—	—	758	—
Dividends and interest receivable	216,344	33,659	11,855	17,493	77,079	45,639	41,016	2,569
Receivable from securities transactions	4,235,851	156,631	1,263,893	292,233	34,869	28,259	34,313	—
Receivable for delayed delivery securities	—	—	—	—	287,472	—	82,556	—
Due from affiliates	—	5,784	—	2,292	—	—	—	—
Swap premium paid	—	—	—	—	30	—	—	—
Other	8,451	1,270	1,648	1,344	1,025	958	1,062	1,111
Total assets	121,384,224	17,113,665	17,952,037	14,416,671	16,942,127	8,852,358	13,412,223	11,959,640

LIABILITIES
Payable for collateral for securities loaned	5,062,525	507,521	396,022	423,878	—	—	333,295	—
Payable for securities transactions	4,270,970	169,339	1,319,203	293,727	34,599	18,456	60,937	—
Payable for delayed delivery securities	—	—	—	—	3,253,273	—	954,360	—
Due to affiliates	94,903	697	1,405	447	4,974	9,901	16,165	5,206
Swap premiums received	—	—	—	—	327	—	—	—
Payable for variation margin on futures contracts	—	445	511	133	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	261	—	—	—
Other	4,670	1,151	897	850	839	944	578	1,034
Total liabilities	9,433,068	679,153	1,718,038	719,035	3,294,273	29,301	1,365,335	6,240

NET ASSETS:
Accumulation Fund	$100,379,746	$16,128,389	$15,999,119	$13,447,483	$13,390,419	$8,576,238	$11,750,201	$11,744,691
Annuity Funds	11,571,410	306,123	234,880	250,153	257,435	246,819	296,687	208,709
Total net assets	$111,951,156	$16,434,512	$16,233,999	$13,697,636	$13,647,854	$8,823,057	$12,046,888	$11,953,400

Accumulation units outstanding	342,088	142,287	171,623	109,073	125,587	131,217	70,680	459,968
Accumulation unit value	$293.43	$113.35	$93.22	$123.29	$106.62	$65.36	$166.24	$25.53
* Includes securities loaned of	$4,879,761	$490,267	$385,247	$411,729	$—	$—	$337,614	$—
** Includes cash collateral for securities loaned	$1,126,315	$41,342	$—	$—	$—	$—	$19,728	$—
# Includes cash collateral for mortgage dollar rolls	$—	$—	$—	$—	$65,000	$—	$17,549	$—
† Portfolio investments; unaffiliated issuers cost:	$101,766,997	$14,855,326	$13,810,747	$9,130,993	$16,481,685	$8,215,241	$11,363,690	$11,955,941
‡ Portfolio investments; affiliated issuers cost:	$151,012	$—	$396,022	$423,878	$—	$—	$—	$—
^ Foreign cash, cost	$29,945	$3,344	$—	$—	$—	$—	$764	$—

62	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	63

Statements of operations (unaudited)

College Retirement Equities Fund  ¡  For the period ended June 30, 2013

						Inflation-Linked
	Stock	Global Equities	Growth	Equity Index	Bond Market	Bond	Social Choice	Money Market
(amounts in thousands)	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$1,332,041	$211,146	$109,121	$131,349	$—	$—	$86,921	$—
Affiliated issuers	119	—	—	—	—	—	—	—
Income from securities lending	48,105	6,354	3,179	2,738	—	—	2,368	—
Interest	184	66	37	12	162,949	92,348	53,003	9,326
Other	—	—	—	—	16	—	93	—
Total income	1,380,449	217,566	112,337	134,099	162,965	92,348	142,385	9,326

EXPENSES
Administrative	150,836	21,894	21,517	17,742	19,204	13,881	16,054	15,872
Investment advisory	75,118	14,358	8,772	4,214	6,170	4,254	4,933	3,308
Distribution	44,634	6,472	6,362	5,250	5,685	4,035	4,744	4,686
Mortality and expense risk charges	2,790	405	398	328	354	251	296	292
Total expenses	273,378	43,129	37,049	27,534	31,413	22,421	26,027	24,158

Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	14,910

Net expenses	273,378	43,129	37,049	27,534	31,413	22,421	26,027	9,248

Net investment income (loss)	1,107,071	174,437	75,288	106,565	131,552	69,927	116,358	78

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers	6,697,944	676,551	1,412,594	138,410	76,185	199,772	205,060	(3)
Affiliated issuers	17,905	—	—	—	—	—	—	—
Futures transactions	—	6,285	7,562	2,988	—	—	—	—
Swap transactions	—	—	—	—	(3)	—	—	—
Foreign currency transactions	(10,882)	(2,534)	(38)	—	—	—	(190)	—
Net realized gain (loss) on total investments	6,704,967	680,302	1,420,118	141,398	76,182	199,772	204,870	(3)

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	1,923,763	405,658	166,086	1,413,507	(611,667)	(1,035,084)	422,005	—
Affiliated issuers	9,231	—	—	—	—	—	—	—
Futures transactions	—	(255)	(532)	179	—	—	—	—
Swap transactions	—	—	—	—	(357)	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(2,671)	(482)	(3)	—	—	—	(231)	—
Net change in unrealized appreciation (depreciation) on total investments	1,930,323	404,921	165,551	1,413,686	(612,024)	(1,035,084)	421,774	—
Net realized and unrealized gain (loss) on total investments	8,635,290	1,085,223	1,585,669	1,555,084	(535,842)	(835,312)	626,644	(3)
Net increase (decrease) in net assets from operations	$9,742,361	$1,259,660	$1,660,957	$1,661,649	$(404,290)	$(765,385)	$743,002	$75
* Net of foreign withholding taxes of unaffiliated issuers:	$62,406	$12,598	$648	$74	$—	$—	$3,262	$—
‡ Includes net change in unrealized foreign capital gains taxes of:	$3,407	$—	$—	$—	$—	$—	$—	$—

64	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	65

Statements of changes in net assets

College Retirement Equities Fund  ¡  For the period or year ended

(amounts in thousands except	Stock Account		Global Equities Account		Growth Account
accumulation units)	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
	(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)	$1,107,071	$2,082,840	$174,437	$300,378	$75,288	$182,878
Net realized gain (loss) on total investments	6,704,967	4,589,334	680,302	449,233	1,420,118	1,265,648
Net change in unrealized appreciation (depreciation) on total investments	1,930,323	9,631,671	404,921	1,648,725	165,551	646,824
Net increase (decrease) in net assets from operations	9,742,361	16,303,845	1,259,660	2,398,336	1,660,957	2,095,350

FROM PARTICIPANT TRANSACTIONS
Premiums	2,171,303	4,292,100	550,480	984,197	462,256	982,835
Net transfers between CREF Accounts	(384,967)	(1,326,978)	142,096	(23,773)	(63,295)	(68,567)
Annuity payments	(614,123)	(1,204,583)	(13,851)	(26,048)	(10,723)	(19,876)
Withdrawals and death benefits	(4,936,757)	(8,873,846)	(711,557)	(1,283,280)	(759,896)	(1,310,126)
Net increase (decrease) from participant transactions	(3,764,544)	(7,113,307)	(32,832)	(348,904)	(371,658)	(415,734)

Net increase (decrease) in net assets	5,977,817	9,190,538	1,226,828	2,049,432	1,289,299	1,679,616

NET ASSETS
Beginning of period	105,973,339	96,782,801	15,207,684	13,158,252	14,944,700	13,265,084
End of period	$111,951,156	$105,973,339	$16,434,512	$15,207,684	$16,233,999	$14,944,700

ACCUMULATION UNITS:
Units purchased	7,497,030	16,932,747	4,899,664	10,028,844	5,083,945	12,106,394
Units sold / transferred	(18,614,419)	(40,844,632)	(5,102,176)	(13,469,376)	(9,105,805)	(17,196,832)
Outstanding:
Beginning of period	353,205,839	377,117,724	142,489,472	145,930,004	175,644,825	180,735,263
End of period	342,088,450	353,205,839	142,286,960	142,489,472	171,622,965	175,644,825

66	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	67

Statements of changes in net assets	continued

College Retirement Equities Fund  ¡  For the period or year ended

(amounts in thousands except	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
accumulation units)	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
	(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)	$106,565	$220,522	$131,552	$306,373	$69,927	$264,149
Net realized gain (loss) on total investments	141,398	159,710	76,182	356,320	199,772	55,049
Net change in unrealized appreciation (depreciation) on total investments	1,413,686	1,315,002	(612,024)	53,728	(1,035,084)	323,715
Net increase (decrease) in net assets from operations	1,661,649	1,695,234	(404,290)	716,421	(765,385)	642,913

FROM PARTICIPANT TRANSACTIONS
Premiums	485,058	839,362	552,182	1,205,338	386,296	1,014,337
Net transfers between CREF Accounts	202,071	(51,156)	76,057	777,288	(456,128)	566,952
Annuity payments	(10,706)	(18,980)	(11,654)	(22,148)	(11,767)	(22,407)
Withdrawals and death benefits	(653,519)	(1,143,129)	(1,055,542)	(1,554,490)	(1,153,058)	(1,328,992)
Net increase (decrease) from participant transactions	22,904	(373,903)	(438,957)	405,988	(1,234,657)	229,890

Net increase (decrease) in net assets	1,684,553	1,321,331	(843,247)	1,122,409	(2,000,042)	872,803

NET ASSETS
Beginning of period	12,013,083	10,691,752	14,491,101	13,368,692	10,823,099	9,950,296
End of period	$13,697,636	$12,013,083	$13,647,854	$14,491,101	$8,823,057	$10,823,099

ACCUMULATION UNITS:
Units purchased	4,058,589	8,121,218	5,048,040	11,223,897	5,543,172	14,664,581
Units sold / transferred	(3,908,743)	(11,657,858)	(9,053,399)	(7,546,388)	(23,329,026)	(11,508,551)
Outstanding:
Beginning of period	108,923,585	112,460,225	129,592,222	125,914,713	149,002,704	145,846,674
End of period	109,073,431	108,923,585	125,586,863	129,592,222	131,216,850	149,002,704

68	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	69

Statements of changes in net assets	concluded

College Retirement Equities Fund  ¡  For the period or year ended

	Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
	(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)	$116,358	$233,237	$78	$—
Net realized gain (loss) on total investments	204,870	280,720	(3)	3
Net change in unrealized appreciation (depreciation) on total investments	421,774	614,082	—	—
Net increase (decrease) in net assets from operations	743,002	1,128,039	75	3

FROM PARTICIPANT TRANSACTIONS
Premiums	383,630	685,306	1,793,864	3,954,609
Net transfers between CREF Accounts	121,436	21,316	362,730	104,918
Annuity payments	(13,165)	(24,492)	(10,240)	(20,951)
Withdrawals and death benefits	(469,311)	(864,161)	(2,102,247)	(4,528,447)
Net increase (decrease) from participant transactions	22,590	(182,031)	44,107	(489,871)

Net increase (decrease) in net assets	765,592	946,008	44,182	(489,868)

NET ASSETS
Beginning of period	11,281,296	10,335,288	11,909,218	12,399,086
End of period	$12,046,888	$11,281,296	$11,953,400	$11,909,218

ACCUMULATION UNITS:
Units purchased	2,320,633	4,588,321	70,254,021	154,879,058
Units sold / transferred	(2,164,995)	(5,743,840)	(68,552,082)	(173,537,292)
Outstanding:
Beginning of period	70,524,651	71,680,170	458,265,967	476,924,201
End of period	70,680,289	70,524,651	459,967,906	458,265,967

70	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	71

Financial highlights

College Retirement Equities Fund  ¡  For the period or year ended

	Stock Account
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
	(unaudited	)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$3.555		$6.328	$5.308	$4.506	$4.251	$5.339
Expenses (a)	0.704		1.244	1.151	1.006	0.849	1.113
Net investment income (loss) (a)	2.851		5.084	4.157	3.500	3.402	4.226
Net realized and unrealized gain (loss) on total investments	21.937		34.469	(16.066)	29.246	47.129	(107.993)
Net change in accumulation unit value	24.788		39.553	(11.909)	32.746	50.531	(103.767)

Accumulation unit value:
Beginning of period	268.644		229.091	241.000	208.254	157.723	261.490
End of period	$293.432		$268.644	$229.091	$241.000	$208.254	$157.723

TOTAL RETURN (b)	9.23	%(c)	17.26%	(4.94)%	15.72%	32.04%	(39.68)%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.49	%(d)	0.49%	0.48%	0.47%	0.49%	0.64%
Net investment income (loss)	1.99	%(d)	2.01%	1.73%	1.63%	1.97%	1.95%

SUPPLEMENTAL DATA

Portfolio turnover rate	32	%(c)	57%	56%	61%	58%	53%
Accumulation units outstanding end of period (e)	342		353	377	401	418	424
Accumulation fund net assets (e)	$100,380		$94,887	$86,395	$96,598	$87,141	$66,931
Net assets at the end of period (e)	$111,951		$105,973	$96,783	$108,700	$98,509	$76,505

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	The percentages shown for this period are not annualized.
(d)	The percentages shown for this period are annualized.
(e)	In millions.

72	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Financial highlights	continued

College Retirement Equities Fund  ¡  For the period or year ended

	Global Equities Account
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
	(unaudited	)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$1.497		$2.566	$2.131	$1.888	$1.862	$2.587
Expenses (a)	0.296		0.522	0.490	0.432	0.374	0.462
Net investment income (loss) (a)	1.201		2.044	1.641	1.456	1.488	2.125
Net realized and unrealized gain (loss) on total investments	7.460		14.260	(9.051)	8.987	19.648	(49.181)
Net change in accumulation unit value	8.661		16.304	(7.410)	10.443	21.136	(47.056)

Accumulation unit value:
Beginning of period	104.690		88.386	95.796	85.353	64.217	111.273
End of period	$113.351		$104.690	$88.386	$95.796	$85.353	$64.217

TOTAL RETURN (b)	8.27	%(c)	18.45%	(7.74)%	12.24%	32.91%	(42.29)%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.53	%(d)	0.53%	0.52%	0.50%	0.53%	0.68%
Net investment income (loss)	2.17	%(d)	2.09%	1.74%	1.69%	2.11%	2.34%

SUPPLEMENTAL DATA

Portfolio turnover rate	32	%(c)	70%	78%	81%	59%	76%
Accumulation units outstanding end of period (e)	142		142	146	152	155	147
Accumulation fund net assets (e)	$16,128		$14,917	$12,898	$14,527	$13,205	$9,429
Net assets at the end of period (e)	$16,435		$15,208	$13,158	$14,833	$13,490	$9,652

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	The percentages shown for this period are not annualized.
(d)	The percentages shown for this period are annualized.
(e)	In millions.

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	73

Financial highlights	continued

College Retirement Equities Fund  ¡  For the period or year ended

	Growth Account
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
	(unaudited	)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$0.637		$1.388	$0.979	$0.907	$0.836	$0.740
Expenses (a)	0.210		0.382	0.333	0.293	0.249	0.316
Net investment income (loss) (a)	0.427		1.006	0.646	0.614	0.587	0.424
Net realized and unrealized gain (loss) on total investments	8.943		10.481	0.202	8.706	16.058	(30.509)
Net change in accumulation unit value	9.370		11.487	0.848	9.320	16.645	(30.085)

Accumulation unit value:
Beginning of period	83.853		72.366	71.518	62.198	45.553	75.638
End of period	$93.223		$83.853	$72.366	$71.518	$62.198	$45.553

TOTAL RETURN (b)	11.17	%(c)	15.87%	1.19%	14.98%	36.54%	(39.78)%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.47	%(d)	0.47%	0.46%	0.46%	0.48%	0.69%
Net investment income (loss)	0.95	%(d)	1.24%	0.88%	0.96%	1.14%	0.68%

SUPPLEMENTAL DATA

Portfolio turnover rate	43	%(c)	67%	57%	77%	81%	82%
Accumulation units outstanding end of period (e)	172		176	181	187	190	178
Accumulation fund net assets (e)	$15,999		$14,728	$13,079	$13,350	$11,842	$8,098
Net assets at the end of period (e)	$16,234		$14,945	$13,265	$13,540	$12,013	$8,222

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	The percentages shown for this period are not annualized.
(d)	The percentages shown for this period are annualized.
(e)	In millions.

74	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Financial highlights	continued

College Retirement Equities Fund  ¡  For the period or year ended

	Equity Index Account
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
	(unaudited	)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$1.208		$2.391	$1.832	$1.613	$1.470	$1.823
Expenses (a)	0.248		0.442	0.390	0.343	0.288	0.429
Net investment income (loss) (a)	0.960		1.949	1.442	1.270	1.182	1.394
Net realized and unrealized gain (loss) on total investments	14.020		12.978	(0.825)	11.830	16.176	(38.771)
Net change in accumulation unit value	14.980		14.927	0.617	13.100	17.358	(37.377)

Accumulation unit value:
Beginning of period	108.308		93.381	92.764	79.664	62.306	99.683
End of period	$123.288		$108.308	$93.381	$92.764	$79.664	$62.306

TOTAL RETURN (b)	13.83	%(c)	15.98%	0.66%	16.45%	27.86%	(37.50)%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.42	%(d)	0.43%	0.41%	0.42%	0.43%	0.59%
Net investment income (loss)	1.63	%(d)	1.89%	1.53%	1.54%	1.77%	1.67%

SUPPLEMENTAL DATA

Portfolio turnover rate	3	%(c)	4%	5%	8%	5%	7%
Accumulation units outstanding end of period (e)	109		109	112	116	116	113
Accumulation fund net assets (e)	$13,447		$11,797	$10,502	$10,765	$9,253	$7,030
Net assets at the end of period (e)	$13,698		$12,013	$10,692	$10,962	$9,426	$7,174

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	The percentages shown for this period are not annualized.
(d)	The percentages shown for this period are annualized.
(e)	In millions.

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	75

Financial highlights	continued

College Retirement Equities Fund  ¡  For the period or year ended

	Bond Market Account
	6/30/13		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
	(unaudited	)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$1.248		$2.835		$3.341		$3.470		$3.818		$4.241
Expenses (a)	0.241		0.482		0.439		0.422		0.399		0.416
Net investment income (loss) (a)	1.007		2.353		2.902		3.048		3.419		3.825
Net realized and unrealized gain (loss) on total investments	(4.128)		3.163		3.876		3.096		2.556		(2.777)
Net change in accumulation unit value	(3.121)		5.516		6.778		6.144		5.975		1.048

Accumulation unit value:
Beginning of period	109.744		104.228		97.450		91.306		85.331		84.283
End of period	$106.623		$109.744		$104.228		$97.450		$91.306		$85.331

TOTAL RETURN (b)	(2.84	)%(c)	5.29%		6.96%		6.73%		7.00%		1.24%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.44	%(d)	0.45%		0.44%		0.44%		0.45%		0.61%
Net investment income (loss)	1.87	%(d)	2.19%		2.88%		3.19%		3.88%		4.53%

SUPPLEMENTAL DATA

Portfolio turnover rate	189	%(c)(f)	356	%(f)	261	%(f)	230	%(f)	185	%(f)	125%
Accumulation units outstanding end of period (e)	126		130		126		122		113		100
Accumulation fund net assets (e)	$13,390		$14,222		$13,124		$11,915		$10,296		$8,520
Net assets at the end of period (e)	$13,648		$14,491		$13,369		$12,148		$10,512		$8,711

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	The percentages shown for this period are not annualized.
(d)	The percentages shown for this period are annualized.
(e)	In millions.
(f)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending June 30, 2013, December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009 were 67%, 117%, 62%, 62%, and 96% respectively.

76	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Financial highlights	continued

College Retirement Equities Fund  ¡  For the period or year ended

	Inflation-Linked Bond Account
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
	(unaudited	)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$0.634		$2.050	$2.817	$1.596	$0.974	$2.700
Expenses (a)	0.154		0.310	0.272	0.254	0.241	0.249
Net investment income (loss) (a)	0.480		1.740	2.545	1.342	0.733	2.451
Net realized and unrealized gain (loss) on total investments	(5.886)		2.523	5.187	1.929	4.119	(3.367)
Net change in accumulation unit value	(5.406)		4.263	7.732	3.271	4.852	(0.916)

Accumulation unit value:
Beginning of period	70.765		66.502	58.770	55.499	50.647	51.563
End of period	$65.359		$70.765	$66.502	$58.770	$55.499	$50.647

TOTAL RETURN (b)	(7.64	)%(c)	6.40%	13.16%	5.89%	9.58%	(1.78)%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.45	%(d)	0.45%	0.43%	0.44%	0.45%	0.58%
Net investment income (loss)	1.40	%(d)	2.52%	4.05%	2.33%	1.38%	4.69%

SUPPLEMENTAL DATA

Portfolio turnover rate	11	%(c)	11%	13%	15%	11%	19%
Accumulation units outstanding end of period (e)	131		149	146	135	134	116
Accumulation fund net assets (e)	$8,576		$10,544	$9,699	$7,955	$7,453	$5,871
Net assets at the end of period (e)	$8,823		$10,823	$9,950	$8,177	$7,665	$6,060

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	The percentages shown for this period are not annualized.
(d)	The percentages shown for this period are annualized.
(e)	In millions.

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	77

Financial highlights	continued

College Retirement Equities Fund  ¡  For the period or year ended

	Social Choice Account
	6/30/13		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
	(unaudited	)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$1.968		$3.866		$3.732		$3.618		$3.517		$4.191
Expenses (a)	0.360		0.677		0.619		0.561		0.488		0.600
Net investment income (loss) (a)	1.608		3.189		3.113		3.057		3.029		3.591
Net realized and unrealized gain (loss) on total investments	8.670		12.242		(0.595)		11.683		19.530		(34.439)
Net change in accumulation unit value	10.278		15.431		2.518		14.740		22.559		(30.848)

Accumulation unit value:
Beginning of period	155.966		140.535		138.017		123.277		100.718		131.566
End of period	$166.244		$155.966		$140.535		$138.017		$123.277		$100.718

TOTAL RETURN (b)	6.59	%(c)	10.98%		1.82%		11.95%		22.41%		(23.45)%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.44	%(d)	0.45%		0.44%		0.44%		0.45%		0.61%
Net investment income (loss)	1.97	%(d)	2.14%		2.22%		2.39%		2.81%		3.02%

SUPPLEMENTAL DATA

Portfolio turnover rate	70	%(c)(f)	149	%(f)	122	%(f)	98	%(f)	85	%(f)	77%
Accumulation units outstanding end of period (e)	71		71		72		72		68		66
Accumulation fund net assets (e)	$11,750		$10,999		$10,074		$9,968		$8,430		$6,685
Net assets at the end of period (e)	$12,047		$11,281		$10,335		$10,239		$8,673		$6,891

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	The percentages shown for this period are not annualized.
(d)	The percentages shown for this period are annualized.
(e)	In millions.
(f)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending June 30, 2013, December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009 were 27%, 52%, 45%, 40%, and 49%, respectively.

78	2013 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Financial highlights	concluded

College Retirement Equities Fund  ¡  For the period or year ended

	Money Market Account
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
	(unaudited	)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$0.020		$0.044	$0.044	$0.062	$0.164	$0.700
Expenses (a)	0.020		0.044	0.044	0.062	0.104	0.124
Net investment income (loss) (a)	0.000		0.000	0.000	0.000	0.060	0.576
Net realized and unrealized gain (loss) on total investments	0.000		0.000	0.001	0.000	(0.031)	0.032
Net change in accumulation unit value	0.000		0.000	0.001	0.000	0.029	0.608

Accumulation unit value:
Beginning of period	25.534		25.534	25.533	25.533	25.504	24.896
End of period	$25.534		$25.534	$25.534	$25.533	$25.533	$25.504

TOTAL RETURN (b)	0.00	%(c)	0.00%	0.00%	0.00%	0.11%	2.44%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.42	%(d)	0.42%	0.41%	0.41%	0.43%	0.56%
Expenses net of TIAA withholding	0.16	%(d)	0.17%	0.17%	0.24%	0.41%	0.56%
Net investment income (loss)	0.00	%(d)	0.00%	0.00%	0.00%	0.21%	2.25%

SUPPLEMENTAL DATA

Accumulation units outstanding end of period (e)	460		458	477	463	512	582
Accumulation fund net assets (e)	$11,745		$11,701	$12,178	$11,816	$13,070	$14,846
Net assets at the end of period (e)	$11,953		$11,909	$12,399	$12,054	$13,327	$15,133

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	The percentages shown for this period are not annualized.
(d)	The percentages shown for this period are annualized.
(e)	In millions.

See notes to financial statements	College Retirement Equities Fund ■ 2013 Semiannual Report	79

Notes to financial statements (unaudited)

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period or the annuity period. Annuitants bear the mortality risk under their contracts.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

80	2013 Semiannual Report ■ College Retirement Equities Fund

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years (2007–2012) and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The members of the Board of Trustees (“Board”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and other liabilities in the accompanying Statements of Assets and Liabilities.

New accounting pronouncement: In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the “Update”). The Update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Accounts have adopted these new disclosure requirements for this June 30, 2013 semiannual report. Management has evaluated the new disclosure requirements and has determined no additional disclosure is required.

College Retirement Equities Fund ■ 2013 Semiannual Report	81

Notes to financial statements (unaudited)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

82	2013 Semiannual Report ■ College Retirement Equities Fund

continued

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2013, there were no material transfers between levels by the Accounts.

As of June 30, 2013, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of June 30, 2013, based on the inputs used to value them (amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total

Stock
Consumer discretionary*	$11,083,407	$4,208,954	$203	$15,292,564
Consumer staples*	6,652,165	3,207,972	327	9,860,464
Energy*	7,670,750	2,577,263	209	10,248,222
Financials*	13,906,927	8,240,345	274	22,147,546
Health care*	9,992,890	2,673,058	1,656	12,667,604
Industrials*	8,816,128	3,875,979	464	12,692,571
Information technology*	13,472,721	2,387,112	124	15,859,957
Materials*	3,075,771	2,895,315	2,370	5,973,456
Telecommunication services*	1,719,057	1,342,773	—	3,061,830
Utilities*	2,467,048	1,047,867	—	3,514,915
Corporate bonds	—	74	—	74
Government bonds	—	286	—	286
Equity-linked notes	—	2,259	—	2,259
Short-term investments	—	4,439,627	—	4,439,627
Total	$78,856,864	$36,898,884	$5,627	$115,761,375

College Retirement Equities Fund ■ 2013 Semiannual Report	83

Notes to financial statements (unaudited)

Account	Level 1	Level 2	Level 3	Total

Global Equities
Australia	$—	$360,972	$—	$360,972
Canada	14,732	514,210	—	528,942
France*	—	597,513	—	597,513
Germany	—	579,849	—	579,849
Hong Kong	—	191,225	—	191,225
Japan	—	1,383,958	—	1,383,958
Netherlands	11,060	306,083	—	317,143
Switzerland*	25,703	615,209	—	640,912
United Kingdom*	57,658	1,173,700	—	1,231,358
United States	8,909,345	32,412	—	8,941,757
Other*	73,865	1,326,257	—	1,400,122
Short-term investments	—	697,856	—	697,856
Futures**	(287)	—	—	(287)
Total	$9,092,076	$7,779,244	$—	$16,871,320

Growth
Consumer discretionary*	$3,418,334	$117,837	$—	$3,536,171
Consumer staples	1,320,597	55,907	—	1,376,504
Energy	562,770	3,510	—	566,280
Financials	1,236,721	18,049	—	1,254,770
Health care*	2,139,720	48,322	—	2,188,042
Industrials	2,021,718	13,473	—	2,035,191
Information technology	4,265,826	—	—	4,265,826
Materials	716,110	—	—	716,110
Telecommunication services	161,372	—	—	161,372
Utilities	15,546	—	—	15,546
Short-term investments	396,022	161,871	—	557,893
Futures**	(616)	—	—	(616)
Total	$16,254,120	$418,969	$—	$16,673,089

Equity Index
Consumer discretionary	$1,787,763	$—	$—	$1,787,763
Consumer staples	1,235,451	—	—	1,235,451
Energy	1,289,159	—	—	1,289,159
Financials	2,461,733	—	—	2,461,733
Health care	1,686,092	—	10	1,686,102
Industrials	1,513,187	—	—	1,513,187
Information technology	2,372,448	—	—	2,372,448
Materials	499,297	—	—	499,297
Telecommunication services	335,007	—	—	335,007
Utilities	454,064	—	—	454,064
Short-term investments	423,878	43,796	—	467,674
Futures**	203	—	—	203
Total	$14,058,282	$43,796	$10	$14,102,088

84	2013 Semiannual Report ■ College Retirement Equities Fund

continued

Account	Level 1	Level 2	Level 3	Total

Bond Market
Bank loan obligations	$—	$20,891	$—	$20,891
Corporate bonds	—	4,390,624	—	4,390,624
Government bonds	—	7,582,380	—	7,582,380
Structured assets	—	1,264,958	—	1,264,958
Preferred stocks	9,136	—	—	9,136
Short-term investments	—	3,201,743	—	3,201,743
Swaps **	—	(261)	—	(261)
Total	$9,136	$16,460,335	$—	$16,469,471

Social Choice
Consumer discretionary	$754,575	$158,272	$—	$912,847
Consumer staples	458,883	145,839	—	604,722
Energy	545,375	137,216	—	682,591
Financials	1,167,958	395,508	—	1,563,466
Health care	622,532	142,006	—	764,538
Industrials	593,336	199,800	—	793,136
Information technology	926,505	56,830	—	983,335
Materials	259,806	141,757	—	401,563
Telecommunication services	99,651	72,686	—	172,337
Utilities	235,861	56,584	—	292,445
Bank loan obligations	—	9,634	—	9,634
Corporate bonds	—	1,773,634	—	1,773,634
Government	—	2,775,220	—	2,775,220
Structured assets	—	195,191	—	195,191
Short-term investments	—	1,290,358	—	1,290,358
Total	$5,664,482	$7,550,535	$—	$13,215,017

*	Includes American Depositary Receipts at Level 1.
**	Derivative instruments are not reflected in the summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

College Retirement Equities Fund ■ 2013 Semiannual Report	85

Notes to financial statements (unaudited)

At June 30, 2013, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities (amounts are in thousands):

	Asset derivatives		Liabilities derivatives
Derivative contracts	Location	Fair value amount	Location	Fair value amount
Global Equities Account
Equity contracts			Futures*	$287
Growth Account
Equity contracts			Futures*	616
Equity Index Account
Equity contracts	Futures*	$203
Bond Market Account
Credit contracts			Unrealized depreciation on swap agreements	261
Credit contracts	Swaps premium paid	30	Swap premiums received	327
Total		$30		$588

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the period ended June 30, 2013, the effect of derivative contracts on the Accounts Statements of Operations was as follows (amounts are in thousands):

Derivative contracts	Location	Realized gain (loss	)	Change in unrealized appreciation (depreciation )
Global Equities Account
Equity contracts	Futures transactions	$6,285		$(255)
Growth Account
Equity contracts	Futures transactions	7,562		(532)
Equity Index Account
Equity contracts	Futures transactions	2,988		179
Bond Market Account
Credit contracts	Swap transactions	(3)		(357)

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or

86	2013 Semiannual Report ■ College Retirement Equities Fund

continued

hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended June 30, 2013, the Global Equities Account, the Growth Account, and the Equity Index Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At June 30, 2013, the Accounts held the following open futures contracts (amounts are in thousands):

Account	Futures	Number of contracts	‡	Settlement Value	Expiration Date	Unrealized gain (loss )
Global Equities	S&P 500 Index E-mini	1,220		$97,557	September 2013	$(287)
Growth	S&P 500 Index E-mini	1,400		111,951	September 2013	(616)
Equity Index	S&P 500 Index E-mini	313		25,029	September 2013	99
	S&P Mid-Cap 400 Index E-mini	51		5,905	September 2013	68
	Russell 2000 Mini index	23		2,242	September 2013	36
Total		387		$33,176		$203

‡	Number of contracts is not in thousands.

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Account is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Account. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Account could be required to make under the contract. In return, the Account receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Account keeps the stream of payments with no payment obligations. When the Account sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Account.

College Retirement Equities Fund ■ 2013 Semiannual Report	87

Notes to financial statements (unaudited)

The Account may also buy credit default swap contracts, in which case the Account functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Account with the occurrence of a credit event.

The value of a swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Account receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Account and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended June 30, 2013, the Bond Market Account had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At June 30, 2013, open credit default swaps purchased by the Account were as follows (amounts are in thousands):

Account	Reference entity	Counterparty	Maturity Date	Fixed payments received by Account per annum	Implied credit spread at 6/30/13	(1)	Notional amount	(2)	Upfront premium paid (received	)	Unrealized appreciation (depreciation	)
Bond Market	Republic of Poland	JP Morgan Chase Bank N.A.	9/20/18	1.00%	1.00%		$12,000		$30		$(30)

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continued

At June 30, 2013, open credit default swap contracts sold by the Bond Market Account were as follows (amounts are in thousands):

Account	Reference entity	Counterparty	Maturity Date	Fixed payments received by Account per annum	Implied credit spread at 6/30/13	(1)	Notional amount	(2)	Upfront premium paid (received	)	Unrealized appreciation (depreciation	)
Bond Market	Federative Republic of Brazil	UBS AG	9/20/22	1.00%	2.21%		$5,500		$(327)		$(231)

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

For the period ended June 30, 2013, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and administrative expenses for the Money Market Account. The withholding of expenses is voluntary in nature and can be discontinued at any

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Notes to financial statements (unaudited)

time. Any expenses waived after October 1, 2010 are subject to possible recovery by TIAA from the Account for three years after the waiver. TIAA may recover from the Account a portion of the amounts waived at such time as the Account’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the Account’s yield (net of all expenses) on that day. The amounts waived and reimbursed are disclosed on the Statements of Operations.

TIAA charges a mortality and expense charge to CREF in an amount equal to 0.005% of the net assets of each Account to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (amounts are in thousands):

Issue	Value at December 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss	)	Dividend income	Shares at June 30, 2013	†	Value at June 30, 2013
Stock Account
Allos Therapeutics, Inc	$12	$—	$—	$—		$—	—	**	$—
Axiall Corp	*	129,492	42,125	17,023		119	2,579,968		109,855
Doral Financial Corp	*	80	15	(24)		—	537,603		446
Japan Asia Investment Co Ltd	6,408	—	2,134	906		—	5,473,000		5,455
MPM Bioventures II	4,846	—	—	—		—	22,167,242		1,340
Skyline Venture Fund II Ltd	246	—	—	—		—	4,254,176		246
	$11,512	$129,572	$44,274	$17,905		$119			$117,342
Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$327,923	$187,154	$119,055	$—		$—	396,021,855		$396,022
Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$303,938	$165,016	$45,076	$—		$—	423,878,489		$423,878

*	Not an affiliate investment as of December 31, 2012
**	Not an affiliate investment as of June 30, 2013
†	Shares are not in thousands

90	2013 Semiannual Report ■ College Retirement Equities Fund	College Retirement Equities Fund ■ 2013 Semiannual Report	91

Notes to financial statements (unaudited)

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the lending agent. Such income is reflected separately in the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Account.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

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continued

Mortgage dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At June 30, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Stock	$16,996,781	$(3,153,415)	$13,843,366
Global Equities	2,395,780	(379,499)	2,016,281
Growth	2,615,350	(148,414)	2,466,936
Equity Index	5,334,848	(787,834)	4,547,014
Bond Market	272,653	(284,606)	(11,953)
Inflation-Linked Bond	681,989	(153,437)	528,552
Social Choice	2,153,657	(302,330)	1,851,327

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Notes to financial statements (unaudited)

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the period ended June 30, 2013, were as follows (amount are in thousands):

		Stock Account	Global Equities Account	Growth Account
Purchases:
Non-Government		$36,056,256	$5,233,179	$6,731,114
Government		—	—	—
Total Purchases		$36,056,256	$5,233,179	$6,731,114
Sales:
Non-Government		$38,882,881	$5,146,068	$6,812,420
Government		—	—	—
Total Sales		$38,882,881	$5,146,068	$6,812,420

	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account
Purchases:
Non-Government	$719,270	$3,528,625	$—	$1,822,676
Government	—	22,883,003	1,153,713	6,634,643
Total Purchases	$719,270	$26,411,628	$1,153,713	$8,457,319
Sales:
Non-Government	$424,279	$3,171,578	$—	$1,774,444
Government	—	23,280,609	2,306,615	6,464,875
Total Sales	$424,279	$26,452,187	$2,306,615	$8,239,319

Note 6—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. This facility expired June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2013, there were no borrowings under this credit facility by the Accounts.

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concluded

Note 7—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

College Retirement Equities Fund ■ 2013 Semiannual Report	95

Board renewal of the investment
management agreement (unaudited)

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment Management, LLC (“TCIM”) and CREF on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Accounts.

Most investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”) enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, the Agreement for each investment company will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. CREF’s Agreement with TCIM is not subject to this requirement due to its unique “at-cost” structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements.

Overview of the process

The Board held a meeting on March 28, 2013, at which it considered the annual renewal of the Agreement with respect to each Account. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TCIM and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 28, 2013 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TCIM representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TCIM and the Accounts, and then evaluated the information produced in accordance with those guidelines and requests.

During these meetings, the Operations Committee also reviewed the types of costs reimbursable under the Agreement for services provided by TCIM pursuant to the Agreement. The Committee requested on behalf of the Board, and TCIM provided, assurance that the costs charged to the Accounts for the most recent fiscal year were of the types and in the amounts for which reimbursement is authorized under the Agreement.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Account by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with

96	2013 Semiannual Report ■ College Retirement Equities Fund

representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Account, including data relating to each Account’s anticipated management expenses, total expense ratios, short-term and long-term investment performance and portfolio turnover rates. Lipper also compared much of this data for each Account against a universe of investment companies and against a more selective peer group of mutual funds that underlie variable products with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board perform its review. Lipper also represented that it (and not TCIM) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

In advance of the Board meeting held on March 28, 2013, legal counsel for the Trustees requested on behalf of the Board, and TCIM provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Account that had underperformed its Lipper peer group or, for the Equity Index Account only, its benchmark index by a specified amount over a three-year period, together with an explanation of any events that had a material impact on the Account’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Account’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TCIM or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts; (5) information regarding TCIM’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with rendering services

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Board renewal of the investment
management agreement (unaudited)

to the Accounts; (6) a copy of the Agreement and certain related service agreements between the Accounts and affiliates of TCIM; (7) a copy of TCIM’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (8) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Account, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Account, including: (1) the nature, extent and quality of services provided or to be provided by TCIM to the Account; (2) the Account’s investment performance; (3) the costs of the services provided to the Account and CREF’s at-cost expense structure; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Account’s assets grow; (5) fees charged by other advisers for managing similar funds; (6) whether the at-cost expense structure reflects any such economies of scale for the benefit of Account investors; (7) comparisons of services and fee rates with any contracts entered into by TCIM or its affiliates with other clients to whom TCIM or its affiliates provide comparable services; and (8) any other benefits derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Accounts. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process and certain applicable legal authorities.

While the Board considered the Agreement with respect to each Account, the Board received and considered Account-specific information and made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 28, 2013, the Board voted unanimously to renew the Agreement for each Account. Set forth below are certain general factors the Board considered for all of the Accounts, followed by a summary of certain specific factors the Board considered for each particular Account.

The nature, extent and quality of services

The Board considered that TCIM is an experienced investment adviser that has managed the Accounts for many years. Investment professionals at TCIM’s affiliate, Teachers Advisors, Inc. (“TAI”), also manage various series of the TIAA-CREF Funds,

98	2013 Semiannual Report ■ College Retirement Equities Fund

continued

the TIAA-CREF Life Funds and the TIAA Separate Account VA-1. Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, recommending investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Accounts to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Accounts. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Accounts, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Account, over the periods indicated in the Account-by-Account synopsis below. The Board considered each Account’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of the Equity Index Account before any reductions for fees or expenses. This analysis considered the impact of NAV rounding and excluded the effects of fair valuation, securities lending and class action litigation on the Equity Index Account’s performance as compared to the performance of its benchmark index. In this regard, the Board considered that the performance of most Accounts generally compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Accounts) and, with some exceptions, the Accounts ranked in the top three performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Account’s performance, see the Account-by-Account synopsis below.) The Board considered that, in those cases in which an Account had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TCIM had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Account’s investment performance, or TCIM had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was within an acceptable range or that appropriate actions had been or were being implemented.

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Board renewal of the investment
management agreement (unaudited)

Cost and profitability

The Board considered the amounts charged by TCIM to each Account during 2012, including investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of services provided by TCIM. The Board noted that, because TCIM provides its services on an at cost basis under the arrangement outlined in the Agreement, there was no profit or loss data for the Board to consider.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TCIM for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds that underlie variable products, as analyzed by Lipper. The Board determined that the anticipated management expenses of the Accounts under CREF’s at-cost expense arrangements were lower than the management fee rates charged by many or most other comparable mutual funds that underlie variable products with similar investment strategies. Based on all factors considered, the Board concluded that the anticipated management expenses for each Account under the Agreement were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds that underlie variable products. In this connection, the Board also considered the inherent limitations of such comparisons in light of potentially material differences between the Accounts and such mutual funds (including CREF’s at-cost expense structure and the nature of services provided to CREF). Additionally, the Board considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Accounts’ data were derived.

Economies of scale

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at-cost expense arrangements pursuant to which TCIM renders investment advisory services to CREF. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost expense arrangements.

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continued

Fee comparison with other TCIM clients

The Board considered that CREF is the only client of TCIM and, thus, TCIM has no comparable client accounts. The Board also considered information regarding portfolios managed by TAI, TCIM’s affiliate, which provides similar investment management services to other affiliated investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff as certain of the Accounts. The Board considered that TAI is a for-profit company and, as a result, it generally renders management services to investment companies and other accounts with similar investment objectives and strategies at higher fee rates than the advisory costs charged by TCIM to CREF. The Board considered the schedule of management fee rates for each of these funds and accounts, and the management fee rates actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered that: TCIM and its affiliates render somewhat different services to CREF as compared to services rendered by TAI and its affiliates regarding the portfolios that TAI manages; and some of these other funds and accounts are offered through products that charge additional fees to their investors, are offered in different types of markets, are provided with different types or levels of services by TAI, target different types of investors, and/or are packaged with other products. The Board concluded that these factors, among others, justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Accounts and to TCIM and its affiliates arising from the Agreement. For example, TCIM and its affiliates may benefit from the advisory relationship with the Accounts to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TCIM and certain Accounts managed by TCIM or its affiliates may benefit from economies of scale to the extent that these Accounts are managed in the same manner and by the same personnel as certain of the TIAA-CREF Funds. Additionally, TCIM and the Accounts may benefit from TCIM’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Account-by-Account factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All time periods referenced below ended as of December 31, 2012. Under the Morningstar rating system, 5 stars is the highest (best)

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Board renewal of the investment
management agreement (unaudited)

rating category and 1 star is the lowest (worst) rating category. To the extent that an Account’s factors below do not include references to any or all of its Expense Group, Expense Universe, Performance Group or Performance Universe categories, it is because there were insufficient comparable funds in existence for Lipper to either create such categories or to create quintile rankings within such categories.

CREF Stock Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.135% of average daily net assets for 2013.
•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 1st quintile of the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).
•	The Account was in the 2nd, 4th, 3rd and 3rd quintiles of the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten- year periods, respectively. The Account was in the 1st, 3rd, 3rd and 3rd quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) for the one-, three-, five and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Global Equities Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.177% of average daily net assets for 2013.
•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 3rd and 4th quintiles of its Performance Group for the one- and three-year periods, respectively. The Account was in the 3rd, 4th, 4th and 4th quintiles of its Performance Universe for the one-, three-, five and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

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continued

CREF Growth Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.114% of average daily net assets for 2013.
•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 2nd, 1st and 2nd quintiles of its Performance Group for the one, three- and five-year periods, respectively. The Account was in the 3rd, 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Equity Index Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.070% of average daily net assets for 2013.
•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 3rd and 2nd quintiles of its Expense Group, respectively, and in the 3rd and 1st quintiles of its Expense Universe, respectively.
•	The Account was in the 2nd, 1st, 2nd and 3rd quintiles of its Performance Universe for the one, three-, five- and ten-year periods, respectively.
•	For the one- and three-year periods, the Account’s relative gross performance (meaning the Account’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 3000® Index, was +4 and +4 basis points, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Social Choice Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.096% of average daily net assets for 2013.
•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 4th, 2nd, 4th and 4th quintiles of its Performance Group for the one, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

College Retirement Equities Fund ■ 2013 Semiannual Report	103

Board renewal of the investment management agreement (unaudited)	concluded

CREF Bond Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.091% of average daily net assets for 2013.
•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 5th, 4th, 4th and 5th quintiles of its Performance Group for the one, three-, five- and ten-year periods, respectively. The Account was in the 4th quintile of its Performance Universe for the one-, three-, five and ten-year periods.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Inflation-Linked Bond Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.090% of average daily net assets for 2013.
•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 2nd and 1st quintiles of its Expense Group, respectively, and in the 1st and 1st quintiles of its Expense Universe, respectively.
•	The Account was in the 1st quintile of its Performance Group for the one, three- and five-year periods and in the 1st quintile of its Performance Universe for the one-, three-, five and ten-year periods.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Money Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.063% of average daily net assets for 2013.
•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 5th and 2nd quintiles of its Expense Group, respectively, and in the 4th and 2nd quintiles of its Expense Universe, respectively.
•	The Account was in the 3rd, 3rd, 4th and 2nd quintiles of its Performance Group for the one-, three-, five and ten-year periods, respectively. The Account was in the 3rd, 3rd, 3rd and 2nd quintiles of its Performance Universe for the one, three-, five- and ten-year periods.
•	Money market accounts are not rated by Morningstar.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Account.

104	2013 Semiannual Report ■ College Retirement Equities Fund

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How to reach us

TIAA-CREF website

Account performance, personal account
information and transactions, product
descriptions, and information about
investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation
balances, change allocations, transfer funds
and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income
options and payments, beneficiary services

and tax reporting

800 842-2252

8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

Insurance planning center

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411
8 a.m. to 8 p.m. ET, Monday–Friday

For the hearing- or
speech-impaired

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing
in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration,
estate planning, planned giving and
endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

Advisor services

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 877 518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audited Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
$31,135	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$6
		TOTAL CAPITAL GOODS			6

DIVERSIFIED FINANCIALS - 0.0%
43,757	m	K&N Kenanga Holdings BHD	5.000	12/13/13	14
		TOTAL DIVERSIFIED FINANCIALS			14

FOOD & STAPLES RETAILING - 0.0%
800	i	Marfrig Alimentos S.A.	1.000	07/15/15	36
		TOTAL FOOD & STAPLES RETAILING			36

REAL ESTATE - 0.0%
22,147		Kiwi Income Property Trust	8.950	12/20/14	18
		TOTAL REAL ESTATE			18

		TOTAL CORPORATE BONDS			74
		(Cost $70)

GOVERNMENT BONDS 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	286
		TOTAL U.S. TREASURY SECURITIES			286

		TOTAL GOVERNMENT BONDS			286
		(Cost $303)

		TOTAL BONDS			360
		(Cost $373)

EQUITY LINKED NOTES - 0.0%

CAPITAL GOODS - 0.0%
3,094,000	*	Deutsche Bank, Access Engineering Ltd	0.000	09/23/22	479
		TOTAL CAPITAL GOODS			479

DIVERSIFIED FINANCIALS - 0.0%
922,738	*	Deutsche Bank, John Keells	0.000	07/05/19	1,780
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	VALUE (000)
		TOTAL DIVERSIFIED FINANCIALS	$1,780

		TOTAL EQUITY LINKED NOTES	2,259
		(Cost $2,249)

SHARES		COMPANY
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 2.2%
104,085		Actron Technology Corp	357
25,400		Aisan Industry Co Ltd	250
541,848		Aisin Seiki Co Ltd	20,689
103,500	e	Akebono Brake Industry Co Ltd	486
59,372	e	Allison Transmission Holdings, Inc	1,370
997,116	*	American Axle & Manufacturing Holdings, Inc	18,576
211,675		Amtek Auto Ltd	249
404,706		Amtek India Ltd	454
233,190		Apollo Tyres Ltd	221
21,561	e	AtlasBX Co Ltd	741
142,000	e	Autoliv, Inc	10,989
71,600		Autometal S.A.	579
7,815		Autoneum Holding AG.	585
140,139		Bajaj Holdings and Investment Ltd	4,523
368,985		Bayerische Motoren Werke AG.	32,204
764		Bayerische Motoren Werke AG. (Preference)	52
538,097		Bharat Forge Ltd	2,001
215,385	*	BorgWarner, Inc	18,555
85,821		Brembo S.p.A.	1,531
840,638		Bridgestone Corp	28,666
3,911,900	*,e	Brilliance China Automotive Holdings Ltd	4,353
727,300	*,e	Byd Co Ltd	2,385
225,000		Calsonic Kansei Corp	937
1,956,000	e	Chaowei Power Holdings Ltd	661
2,758,604		Cheng Shin Rubber Industry Co Ltd	8,666
2,106,500		China Motor Corp	1,853
61,409		Cie Automotive Sa	480
84,292		Compagnie Plastic-Omnium S.A.	4,573
311,128		Continental AG.	41,476
302,147		Cooper Tire & Rubber Co	10,022
57,080	e	Dae Won Kang Up Co Ltd	354
28,000	e	Daido Metal Co Ltd	191
374,653	*	Daihatsu Motor Co Ltd	7,096
1,086,076		Daimler AG. (Reg)	65,565
681,778		Dana Holding Corp	13,131
5,152,656		Delphi Automotive plc	261,188
979,453		Denso Corp	46,047
294,000		Depo Auto Parts Ind Co Ltd	768
5,760		Dong Ah Tire & Rubber Co Ltd	92
3,612,500		Dongfeng Motor Group Co Ltd	4,791
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,800		Dongyang Mechatronics Corp	$161
85,300	e	Dorman Products, Inc	3,892
698,900		Double Coin Holdings Ltd	485
2,445,800		Drb-Hicom BHD	2,078
132,607		Drew Industries, Inc	5,214
59,000		Eagle Industry Co Ltd	735
40,409		ElringKlinger AG.	1,347
78,982		Exedy Corp	1,984
277,283	e	Faurecia	6,134
50,300		FCC Co Ltd	1,186
844,710		Federal Corp	605
78,316	*	Federal Mogul Corp (Class A)	800
159,003	*	Fiat S.p.A.	1,109
57,718	e	Fleetwood Corp Ltd	189
12,381,251		Ford Motor Co	191,538
70,785		Ford Otomotiv Sanayi AS	976
57,037	*,e	Fuel Systems Solutions, Inc	1,020
875,850		Fuji Heavy Industries Ltd	21,628
67,797	*	Futaba Industrial Co Ltd	308
13,531,700	e	Geely Automobile Holdings Ltd	5,810
3,242,350	*,e	General Motors Co	108,003
40,684,487	*,m	General Motors Co	0	^
722,689	*,e,m	General Motors Co	0	^
4,230,271	*,e,m	General Motors Co	0	^
35,983,677	*,m	General Motors Co	0	^
18,507,434	*,m	General Motors Co	0	^
26,439,191	*,m	General Motors Co	0	^
6,062,000	*,m	General Motors Co	0	^
24,057,000	*,m	General Motors Co	0	^
7,950,000	*,m	General Motors Co	0	^
85,268,000	*,e,m	General Motors Co	0	^
296,311		Gentex Corp	6,830
107,144	*	Gentherm, Inc	1,990
4,519,548		GKN plc	20,688
15,780	e	Global & Yuasa Battery Co Ltd	818
4,267		Goodyear Lastikleri Turk AS.	106
1,229,778	*	Goodyear Tire & Rubber Co	18,803
35,327		Grammer AG.	1,090
2,657,000	e	Great Wall Motor Co Ltd	11,371
20,892		G-Tekt Corp	530
3,134,566	e	Guangzhou Automobile Group Co Ltd	2,941
32,040	e	Halla Climate Control Corp	1,013
107,460	e	Hanil E-Wha Co Ltd	1,249
93,402		Hankook Tire Co Ltd	4,302
6,863		Hankook Tire Worldwide Co Ltd	127
396,425		Harley-Davidson, Inc	21,732
71,849		Hero Honda Motors Ltd	2,004
2,085,797		Honda Motor Co Ltd	77,486
73,884		Hu Lane Associate, Inc	169
84,260	e	Hwa Shin Co Ltd	1,022
103,480		Hyundai Mobis	24,636
286,726		Hyundai Motor Co	56,236
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
55,504		Hyundai Motor Co Ltd (2nd Preference)	$4,843
34,432		Hyundai Motor Co Ltd (Preference)	2,916
31,175		Hyundai Wia Corp	4,608
46,900		Icahn Enterprises LP	3,413
250,133		IMMSI S.p.A.	140
1,696,586		Isuzu Motors Ltd	11,598
289,500	*,m	Jinan Qingqi Motorcycle Co	64
871,094		Johnson Controls, Inc	31,176
216,252	e	Kayaba Industry Co Ltd	1,079
221,403		Keihin Corp	3,373
1,432,811		Kenda Rubber Industrial Co Ltd	3,148
438,897		Kia Motors Corp	23,701
58,000	e	Kinugawa Rubber Industrial Co Ltd	331
78,989	*	Koito Manufacturing Co Ltd	1,506
72,810	*,e	Kumho Tire Co, Inc	695
654,553		Lear Corp	39,574
44,259		Leoni AG.	2,195
106,830		Linamar Corp	2,996
49,000		Magna International, Inc - Class A (NY)	3,490
501,846		Magna International, Inc (Class A)	35,721
502,968		Mahindra & Mahindra Ltd	8,187
95,700		Mahle-Metal Leve S.A. Industria e Comercio	1,062
17,363		Mando Corp	1,551
104,582		Martinrea International, Inc	1,082
74,501		Maruti Udyog Ltd	1,923
13,509,342	*	Mazda Motor Corp	53,408
96,986		Metair Investments Ltd	349
303,590		Michelin (C.G.D.E.) (Class B)	27,146
1,188,000	e	Minth Group Ltd	1,838
80,000		Mitsuba Corp	1,244
1,001,376	*	Mitsubishi Motors Corp	1,371
188,716	*	Modine Manufacturing Co	2,053
37,940	e	Motonic Corp	369
5,745		MRF Ltd	1,245
23,000		Musashi Seimitsu Industry Co Ltd	553
413,348		Nan Kang Rubber Tire Co Ltd	476
2,037	e	Nexen Corp	153
41,427		Nexen Tire Corp	589
140,613		NGK Spark Plug Co Ltd	2,814
257,496	*	NHK Spring Co Ltd	2,973
99,451		Nifco, Inc	2,102
46,000		Nippon Seiki Co Ltd	594
4,129,204		Nissan Motor Co Ltd	41,385
102,941		Nissan Shatai Co Ltd	1,157
66,600		Nissin Kogyo Co Ltd	1,206
240,326		NOK Corp	3,810
53,943		Nokian Renkaat Oyj	2,195
848,000	*,m	Norstar Founders Group Ltd	0	^
149,100		Oriental Holdings BHD	464
24,910		Otokar Otobus Karoseri Sanayi AS	867
41,000		Pacific Industrial Co Ltd	321
280,077	*,e	Peugeot S.A.	2,310
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
180,127	e	Piaggio & C S.p.A.	$467
8,800	*	Piolax Inc	214
446,337	e	Pirelli & C S.p.A.	5,160
62,817		Porsche AG.	4,851
213,436		Press Kogyo Co Ltd	907
23,385,500		PT Astra International Tbk	16,440
4,110,500		PT Gajah Tunggal Tbk	1,319
6,963	e	Pyeong Hwa Automotive Co Ltd	120
8,490,000	e	Qingling Motors Co Ltd	2,104
48,191		Remy International, Inc	895
2,098,604		Renault S.A.	141,357
109,000		Riken Corp	435
28,910	e	S&T Daewoo Co Ltd	677
52,563	*	SAF-Holland S.A.	501
142,000	e	Sanden Corp	558
27,700		Sanoh Industrial Co Ltd	199
669,920		Sanyang Industry Co Ltd	618
6,010	e	Sejong Industrial Co Ltd	80
29,427	e	Shiloh Industries, Inc	307
177,500		Showa Corp	2,285
10,230	e	SL Corp	146
7,139	e	Societe Fonciere Financiere et de Participations FFP	324
106,264		Sogefi S.p.A.	362
594,625		Somboon Advance Technology PCL	386
139,330	e	Spartan Motors, Inc	853
519,500		Sri Trang Agro-Industry PCL	208
48,450	*	Ssangyong Motor Co	376
107,249		Standard Motor Products, Inc	3,683
202,795		Stanley Electric Co Ltd	3,940
152,921	*	Stoneridge, Inc	1,780
416,003		Sumitomo Rubber Industries, Inc	6,791
26,745		Sungwoo Hitech Co Ltd	334
96,336		Superior Industries International, Inc	1,658
204,453		Suzuki Motor Corp	4,713
2,029,653		T RAD Co Ltd	7,009
49,200		Tachi-S Co Ltd	657
45,900		Taiho Kogyo Co Ltd	597
38,900	*	Takata Corp	838
247,400		TAN Chong Motor Holdings BHD	513
1,498,241		Tata Motors Ltd	7,035
22,200	e	Teikoku Piston Ring Co Ltd	349
427,769	*	Tenneco, Inc	19,369
184,093	*,e	Tesla Motors, Inc	19,777
123,500	*	Thai Stanley Electric PCL (ADR)	1,001
138,728		Thor Industries, Inc	6,823
2,050,000	e	Tianneng Power International Ltd	819
110,820		Tofas Turk Otomobil Fabrik	691
121,363		Tokai Rika Co Ltd	2,418
40,600		Tokai Rubber Industries, Inc	364
788,975		Tong Yang Industry Co Ltd	934
91,600		Topre Corp	792
34,256	*	Tower International, Inc	678
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
593,000		Toyo Tire & Rubber Co Ltd	$3,113
295,470		Toyoda Gosei Co Ltd	7,224
81,144		Toyota Boshoku Corp	1,167
161,621		Toyota Industries Corp	6,600
6,358,637	*	Toyota Motor Corp	383,539
829,197	*	TRW Automotive Holdings Corp	55,092
101,100		TS Tech Co Ltd	3,211
14,700		Tube Investments Of India	33
143,601		Tung Thih Electronic Co Ltd	291
482,066		TVS Motor Co Ltd	266
566,682		UMW Holdings BHD	2,611
43,600		Unipres Corp	781
345,131	e	Valeo S.A.	21,657
144,711	*	Visteon Corp	9,134
146,825		Volkswagen AG.	28,546
80,113		Volkswagen AG. (Preference)	16,181
131,873	*	Winnebago Industries, Inc	2,768
1,793,000	*	Xinchen China Power Holdings Ltd	595
1,380,600	e	Xingda International Holdings Ltd	584
4,548,785	e	Xinyi Glass Holdings Co Ltd	3,524
50,972		Yamaha Motor Co Ltd	660
188,000		Yokohama Rubber Co Ltd	1,888
279,500		Yorozu Corp	4,641
981,258		Yulon Motor Co Ltd	1,564
		TOTAL AUTOMOBILES & COMPONENTS	2,402,798

BANKS - 6.0%
66,167		1st Source Corp	1,572
117,481	e	1st United Bancorp, Inc	789
1,136,782		77 Bank Ltd	5,398
57,123	*	Aareal Bank AG.	1,330
380,864		ABSA Group Ltd	5,715
26,279	e	Access National Corp	341
442,800		Affin Holdings BHD	610
35,768,100		Agricultural Bank of China	14,622
9,600		Aichi Bank Ltd	432
2,188,418		Akbank TAS	8,905
821,285	*	Albaraka Turk Katilim Bankasi AS	783
9,807	*	Alior Bank S.A.	264
100,000		Allahabad Bank	151
1,143,100		Alliance Financial Group BHD	1,918
4,362,940	*	Alpha Bank S.A.	2,440
315,270	*,m	Amagerbanken AS	0	^
31,916		American National Bankshares, Inc	742
95,500	*	Ameris Bancorp	1,609
41,046	e	Ames National Corp	934
180,854		Andhra Bank	249
13,879,484		Aozora Bank Ltd	43,347
187,467		Apollo Residential Mortgage	3,089
46,876	e	Arrow Financial Corp	1,160
164,344		Associated Banc-Corp	2,556
357,454	e	Astoria Financial Corp	3,853
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
523,442	*	Asya Katilim Bankasi AS	$485
54,020		Attijariwafa Bank	2,073
3,746,969	*	Australia & New Zealand Banking Group Ltd	97,269
495,721		Awa Bank Ltd	2,764
1,140,734	e	Banca Carige S.p.A.	688
8,493,229		Banca Intesa S.p.A.	13,594
1,473,780	*,e	Banca Monte dei Paschi di Siena S.p.A.	373
461,117		Banca Popolare dell’Emilia Romagna Scrl	2,678
3,270,527	*,e	Banca Popolare di Milano	1,304
399,080		Banca Popolare di Sondrio SCARL	1,980
32,498		Bancfirst Corp	1,513
123,140		Banche Popolari Unite Scpa	445
191,052		Banco ABC Brasil S.A.	1,157
4,700,791		Banco Bilbao Vizcaya Argentaria S.A.	39,505
460,851	*,e	Banco BPI S.A.	545
815,860		Banco Bradesco S.A.	11,188
3,759,740		Banco Bradesco S.A. (Preference)	48,527
16,714,098	*,e	Banco Comercial Portugues S.A.	2,084
71,756		Banco Davivienda S.A.	865
121,900		Banco Daycoval S.A.	500
42,198,678		Banco de Chile	6,090
38,142		Banco de Credito e Inversiones	2,259
2,884,995		Banco de Oro Universal Bank	5,655
472,649	e	Banco de Sabadell S.A.	784
1,513,022		Banco do Brasil S.A.	15,006
408,181		Banco do Estado do Rio Grande do Sul	2,768
5,675,977	*,e	Banco Espirito Santo S.A.	4,550
157,300		Banco Industrial e Comercial S.A.	303
4,352,920		Banco Itau Holding Financeira S.A.	56,125
116,949		Banco Latinoamericano de Exportaciones S.A. (Class E)	2,618
114,800		Banco Panamericano S.A.	275
61,700		Banco Pine S.A.	332
2,150,275	*	Banco Popolare Scarl	2,527
484,720	*,e	Banco Popular Espanol S.A.	1,484
1,550,544		Banco Santander Brasil S.A.	9,416
3,734,041		Banco Santander Central Hispano S.A.	23,895
105,441,867		Banco Santander Chile S.A.	6,486
397,404		BanColombia S.A.	5,460
56,000	e	BanColombia S.A. (ADR)	3,164
189,705		BanColombia S.A. (Preference)	2,665
382,637	e	Bancorpsouth, Inc	6,773
95,400		Bangkok Bank PCL	623
362,600		Bangkok Bank PCL (ADR)	2,367
1,639,300		Bangkok Bank PCL (Foreign)	10,918
65,648		Bank Handlowy w Warszawie S.A.	1,834
1,013,986	*	Bank Hapoalim Ltd	4,576
288,596	*	Bank Leumi Le-Israel	953
235,638	*	Bank Millennium S.A.	370
195,718		Bank Mutual Corp	1,104
2,383,700		Bank of Ayudhya PCL (Foreign)	2,715
104,475		Bank of Baroda	1,004
145,141,100		Bank of China Ltd	59,459
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,994,172		Bank of Communications Co Ltd	$18,580
4,349,184	*,m	Bank of Cyprus Public Co Ltd	57
2,386,566		Bank of East Asia Ltd	8,542
99,838		Bank of Georgia Holdings plc	2,531
43,687		Bank of Hawaii Corp	2,198
110,598		Bank of India	430
22,136,992	*,e	Bank of Ireland	4,514
780,183	*	Bank of Kaohsiung	246
25,736		Bank of Kentucky Financial Corp	732
431,125		Bank of Kyoto Ltd	3,590
25,398		Bank of Marin Bancorp	1,016
997,250		Bank of Montreal (Toronto)	57,842
202,000		Bank of Nagoya Ltd	792
2,029,918	e	Bank of Nova Scotia	108,512
24,000	*	Bank of Okinawa Ltd	1,010
466,342		Bank of Queensland Ltd	3,694
169,541		Bank of Saga Ltd	347
111,274	e	Bank of the Ozarks, Inc	4,822
1,053,811		Bank of the Philippine Islands	2,338
114,700		Bank of the Ryukyus Ltd	1,444
986,763		Bank of Yokohama Ltd	5,090
158,606		Bank Pekao S.A.	7,159
18,683,400		Bank Rakyat Indonesia	14,506
8,496		Bank Zachodni WBK S.A.	716
96,556	e	BankFinancial Corp	821
1,362,196	*,e	Bankia S.A.	1,053
1,307,064		Bankinter S.A.	4,662
209,000		BankUnited	5,436
79,237		Banner Corp	2,677
4,659		Banque Cantonale Vaudoise	2,309
316,800	e	Banregio Grupo Financiero SAB de C.V.	1,685
15,432		Bar Harbor Bankshares	564
36,783,939		Barclays plc	156,653
3,426,946		BB&T Corp	116,105
327,603		BBCN Bancorp, Inc	4,659
28,707	*	BBX Capital Corp	371
221,671		Bendigo Bank Ltd	2,033
155,562	*	Beneficial Mutual Bancorp, Inc	1,307
99,310		Berkshire Hills Bancorp, Inc	2,757
747,400		BIMB Holdings BHD	963
77,644		BNC Bancorp	887
3,421,627		BNP Paribas	187,317
5,695,037		BOC Hong Kong Holdings Ltd	17,422
39,553	*	BofI Holding, Inc	1,812
25,675		BOK Financial Corp	1,644
324,441		Boston Private Financial Holdings, Inc	3,452
17,020		BRE Bank S.A.	1,955
36,960		Bridge Bancorp, Inc	832
41,065	*,e	Bridge Capital Holdings	651
320,127		Brookline Bancorp, Inc	2,779
56,251		Bryn Mawr Bank Corp	1,346
220,027		BS Financial Group	2,769
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
138	*,e	BSB Bancorp, Inc	$2
6,959,196		Bumiputra-Commerce Holdings BHD	18,141
15,202		C&F Financial Corp	847
34,415		Camden National Corp	1,221
715,721	e	Canadian Imperial Bank of Commerce/Canada	50,795
104,532	e	Canadian Western Bank	2,760
114,937		Canara Bank	695
1,397		Cape Bancorp, Inc	13
94,992	*	Capital Bank Financial Corp	1,804
51,105	*,e	Capital City Bank Group, Inc	589
903,677		CapitalSource, Inc	8,476
707,202		Capitol Federal Financial	8,585
121,440		Cardinal Financial Corp	1,778
14,093	*,e	Cascade Bancorp	88
361,622		Cathay General Bancorp	7,359
49,758	e	Center Bancorp, Inc	631
116,603		Centerstate Banks of Florida, Inc	1,012
200,000		Central Bank Of India	207
97,268	*	Central Pacific Financial Corp	1,751
15,906		Century Bancorp, Inc	557
5,519,342		Chang Hwa Commercial Bank	3,034
89,300	e	Charter Financial Corp	900
111,932		Chemical Financial Corp	2,909
14,465		Chemung Financial Corp	484
918,189		Chiba Bank Ltd	6,265
48,800	*	Chiba Kogyo Bank Ltd	356
12,660,000		China Citic Bank	5,816
137,906,931		China Construction Bank	96,910
16,249,770	*	China Development Financial Holding Corp	4,545
12,059,222	e	China Merchants Bank Co Ltd	20,022
10,900,000	e	China Minsheng Banking Corp Ltd	10,614
32,089,887		Chinatrust Financial Holding Co	19,807
10,894,100	e	Chongqing Rural Commercial Bank	4,579
65,717		Chugoku Bank Ltd	921
1,196,155	*	CIT Group, Inc	55,777
50,430		Citizens & Northern Corp	974
63,992	e	City Holding Co	2,492
45,453		City National Corp	2,880
35,939	e	Clifton Savings Bancorp, Inc	426
51,924	e	CNB Financial Corp	880
141,490		CoBiz, Inc	1,174
206,982		Columbia Banking System, Inc	4,928
48,246		Comdirect Bank AG.	485
182,989		Comerica, Inc	7,288
135,326		Commerce Bancshares, Inc	5,895
835,717		Commercial International Bank	3,425
2,232,048	*	Commerzbank AG.	19,390
1,438,595		Commonwealth Bank of Australia	90,554
162,861		Community Bank System, Inc	5,024
62,443		Community Trust Bancorp, Inc	2,224
35,563	*	CommunityOne Bancorp	288
4,175	*	ConnectOne Bancorp, Inc	128
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,000		Corp Bank	$117
326,330,209		CorpBanca S.A.	3,757
131,262		Credicorp Ltd (NY)	16,796
32,543		Credit Agricole Nord de France	555
700,162	*	Credit Agricole S.A.	6,026
198,691		Credito Emiliano S.p.A.	941
24,741	*,e	Crescent Financial Bancshares, Inc	108
3,880,210	e	Criteria Caixacorp S.A.	11,918
36,046	*	CU Bancorp	570
51,659	e	Cullen/Frost Bankers, Inc	3,449
79,096	*	Customers Bancorp, Inc	1,285
371,044	e	CVB Financial Corp	4,363
1,112,782	e	Dah Sing Banking Group Ltd	1,310
348,256		Dah Sing Financial Holdings Ltd	1,393
499,000		Daishi Bank Ltd	1,644
120,253	*	Danske Bank AS	2,051
1,775,803	e	DBS Group Holdings Ltd	21,608
2,922,608	*	Development Credit Bank Ltd	2,314
38,445		Dewan Housing Finance Corp Ltd	103
171,710		DGB Financial Group Co Ltd	2,334
2,090,892	*	Dhanalakshmi Bank Ltd	1,119
144,582		Dime Community Bancshares	2,215
6,976,105		DNB NOR Holding ASA	101,200
537,603	*,a	Doral Financial Corp	446
5,117,322		E.Sun Financial Holding Co Ltd	3,111
89,015	*	Eagle Bancorp, Inc	1,992
1,086,516		East West Bancorp, Inc	29,879
410,000	*	EastWest Banking Corp	282
378,000		Eighteenth Bank Ltd	876
29,615		Enterprise Bancorp, Inc	548
71,361		Enterprise Financial Services Corp	1,139
228,000		Entie Commercial Bank	117
524,044		Erste Bank der Oesterreichischen Sparkassen AG.	13,968
54,239		ESB Financial Corp	658
36,783		ESSA Bancorp, Inc	403
313,227	e	EverBank Financial Corp	5,187
2,133,390		Far Eastern International Bank	860
29,110	*	Farmers Capital Bank Corp	631
39,715		Federal Agricultural Mortgage Corp (Class C)	1,147
110,648		Federal Bank Ltd	760
39,491	e	Fidelity Southern Corp	489
3,061,841		Fifth Third Bancorp	55,266
60,045		Financial Institutions, Inc	1,105
82,222	e	First Bancorp (NC)	1,159
294,010	*,e	First Bancorp (Puerto Rico)	2,082
39,352		First Bancorp, Inc	688
300,393		First Busey Corp	1,352
8,404		First Citizens Bancshares, Inc (Class A)	1,614
408,977		First Commonwealth Financial Corp	3,014
71,008		First Community Bancshares, Inc	1,113
69,600		First Connecticut Bancorp	969
37,342		First Defiance Financial Corp	842
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,104	*,e	First Federal Bancshares of Arkansas, Inc	$72
238,259		First Financial Bancorp	3,550
115,679	e	First Financial Bankshares, Inc	6,439
46,296		First Financial Corp	1,435
8,216,991		First Financial Holding Co Ltd	4,843
67,721		First Financial Holdings, Inc	1,436
69,397		First Financial Northwest, Inc	715
616,655		First Gulf Bank PJSC	2,678
241,610	e	First Horizon National Corp	2,706
21,640		First International Bank Of Israel Ltd	307
76,684		First Interstate Bancsystem, Inc	1,590
25,706		First M&F Corp	406
113,915		First Merchants Corp	1,954
315,322		First Midwest Bancorp, Inc	4,326
13,449	*	First NBC Bank Holding Co	328
350,646		First Niagara Financial Group, Inc	3,531
32,357		First of Long Island Corp	1,074
45,257		First Pactrust Bancorp, Inc	615
181,822		First Republic Bank	6,997
247,999	*	First Security Group, Inc	538
670,254	e	FirstMerit Corp	13,425
75,400	*	Flagstar Bancorp, Inc	1,053
122,108		Flushing Financial Corp	2,009
590,192	e	FNB Corp	7,130
53,915		Fox Chase Bancorp, Inc	917
44,057		Franklin Financial Corp	793
991,350		Fukuoka Financial Group, Inc	4,216
191,447		Fulton Financial Corp	2,198
107,040		Genworth MI Canada, Inc	2,498
54,132		German American Bancorp, Inc	1,219
1,153,348	*	Get Bank S.A.	645
736,591		Getin Holding S.A.	619
297,144		Glacier Bancorp, Inc	6,594
45,082		Great Southern Bancorp, Inc	1,215
30,620		Gruh Finance Ltd	118
1,432,564		Grupo Aval Acciones y Valores	1,025
3,004,689	e	Grupo Financiero Banorte S.A. de C.V.	17,791
2,542,932	e	Grupo Financiero Inbursa S.A.	5,617
2,252,500	e	Grupo Financiero Santander Mexico SAB de C.V.	6,434
88,121	*	Grupo Financiero Santander Mexico SAB de C.V. (ADR)	1,252
63,421		Guaranty Bancorp	720
368,203		Gunma Bank Ltd	2,036
372,101		Hachijuni Bank Ltd	2,171
112,130	*,e	Hampton Roads Bankshares, Inc	145
397,723		Hana Financial Group, Inc	11,507
333,300		Hancock Holding Co	10,022
995,477		Hang Seng Bank Ltd	14,660
159,838	*	Hanmi Financial Corp	2,824
2,534,715		HDFC Bank Ltd	28,397
60,832	e	Heartland Financial USA, Inc	1,672
102,307	*	Heritage Commerce Corp	716
63,628		Heritage Financial Corp	932
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
648	e	Heritage Financial Group	$10
84,201	*	Heritage Oaks Bancorp	520
169,000		Higashi-Nippon Bank Ltd	349
244,331		Higo Bank Ltd	1,440
4,510		Hingham Institution for Savings	306
155,000		Hiroshima Bank Ltd	660
357,000		Hokkoku Bank Ltd	1,237
442,000		Hokuetsu Bank Ltd	881
168,000		Hokuhoku Financial Group, Inc	343
28,794	*	Home Bancorp, Inc	533
177,471		Home Bancshares, Inc	4,609
85,424		Home Capital Group, Inc	4,510
68,720		Home Federal Bancorp, Inc	876
225,276		Home Loan Servicing Solutions Ltd	5,400
43,693	e	HomeStreet, Inc	937
82,796	*	HomeTrust Bancshares, Inc	1,404
700,540		Hong Leong Bank BHD	3,073
197,012		Hong Leong Credit BHD	899
31,147	e	Horizon Bancorp	636
2,237,481		Housing Development Finance Corp	32,940
29,737,505		HSBC Holdings plc	307,847
6,607,778		Hua Nan Financial Holdings Co Ltd	3,691
571,820		Hudson City Bancorp, Inc	5,238
64,409		Hudson Valley Holding Corp	1,094
6,878,005		Huntington Bancshares, Inc	54,199
293,692		Hyakugo Bank Ltd	1,220
627,000		Hyakujushi Bank Ltd	2,045
118,798		IBERIABANK Corp	6,369
720,697		ICICI Bank Ltd	12,842
21,469		ICICI Bank Ltd (ADR)	821
91,364		Independent Bank Corp	3,152
18,713	*	Independent Bank Group, Inc	569
160,212,366		Industrial & Commercial Bank of China	100,410
517,390		Industrial Bank of Korea	4,935
506,028		ING Vysya Bank Ltd	5,156
217,342		International Bancshares Corp	4,908
65,969	*	Intervest Bancshares Corp	441
4,422,138		Investimentos Itau S.A. - PR	16,429
212,279		Investors Bancorp, Inc	4,475
541,290	*,m	Irish Bank Resolution Corp Ltd	0	^
1,820,106	*	Israel Discount Bank Ltd	3,031
127,925	*	Itausa-Investimentos Itau S.A. (ADR)	482
49,236		Iyo Bank Ltd	471
15,922		Jammu & Kashmir Bank Ltd	327
156,574	m	Jeonbuk Bank	846
257,600	*	Jimoto Holdings Inc	621
617,406		Joyo Bank Ltd	3,372
435,555		Juroku Bank Ltd	1,590
124,398	*	Jyske Bank	4,679
188,000		Kagoshima Bank Ltd	1,194
762,535		Kansai Urban Banking Corp	827
104,000		Kanto Tsukuba Bank Ltd	362
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
600,089		Karnataka Bank Ltd	$1,126
22,505	*	Karur Vusya Bank Ltd	165
504,000		Kasikornbank PCL	3,077
286,400		Kasikornbank PCL - NVDR	1,749
1,718,800		Kasikornbank PCL (Foreign)	10,775
741,074		KB Financial Group, Inc	21,979
296,757		KBC Groep NV	11,063
77,295	*	Kearny Financial Corp	811
735,000		Keiyo Bank Ltd	3,704
5,582,880		Keycorp	61,635
696,432		Kiatnakin Bank PCL	1,183
1,218,000	*	King’s Town Bank	1,032
1,916,000		Kiyo Holdings, Inc	2,509
32,556		Komercni Banka AS	6,044
8,746,500		Krung Thai Bank PCL	5,684
117,609		Lakeland Bancorp, Inc	1,227
64,728		Lakeland Financial Corp	1,796
35,852		Laurentian Bank of Canada	1,498
24,065	*	LCNB Corp	538
5,251,200		LH Financial Group PCL	217
850,921		LIC Housing Finance Ltd	3,640
114,607,314	*	Lloyds TSB Group plc	110,059
125,289	e	M&T Bank Corp	14,001
94,000	*	Macatawa Bank Corp	474
88,185		MainSource Financial Group, Inc	1,184
6,576,154		Malayan Banking BHD	21,575
1,747,600		Malaysia Building Society	1,696
5,646,074	*,m	Marfin Popular Bank Public Co Ltd	73
223,645		MB Financial, Inc	5,994
11,065,182		Mega Financial Holding Co Ltd	8,359
213,356		Menorah Mivtachim Holdings Ltd (ADR)	1,472
34,183		Mercantile Bank Corp	614
26,661		Merchants Bancshares, Inc	788
39,853	*	Meridian Interstate Bancorp, Inc	750
21,253		Meta Financial Group, Inc	559
66,690		MetroCorp Bancshares, Inc	651
1,549,831		Metropolitan Bank & Trust	3,965
1,175,863	*,e	MGIC Investment Corp	7,137
18,520		Middleburg Financial Corp	354
34,303		Midsouth Bancorp, Inc	533
28,910	e	MidWestOne Financial Group, Inc	696
220,000		Mie Bank Ltd	457
230,000		Minato Bank Ltd	404
21,899,464		Mitsubishi UFJ Financial Group, Inc	135,248
4,629,494		Mitsui Trust Holdings, Inc	21,601
389,000		Miyazaki Bank Ltd	1,167
16,627	*	Mizrahi Tefahot Bank Ltd	166
29,362,280		Mizuho Financial Group, Inc	60,976
81,068		Musashino Bank Ltd	2,679
300,928		Nanto Bank Ltd	1,226
14,640	*,e	NASB Financial, Inc	383
2,167,793		National Australia Bank Ltd	58,639
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
205,897		National Bank Holdings Corp	$4,056
373,305	e	National Bank of Canada	26,636
572,509	*	National Bank of Greece S.A.	1,860
32,862	e	National Bankshares, Inc	1,168
486,059		National Penn Bancshares, Inc	4,938
147,054	*,e	Nationstar Mortgage Holdings, Inc	5,506
1,352,280		Natixis	5,678
183,005		NBT Bancorp, Inc	3,874
302,866	e	Nedbank Group Ltd	5,376
434,927	e	New York Community Bancorp, Inc	6,089
105,725	*	NewBridge Bancorp	633
115,225		Nishi-Nippon City Bank Ltd	300
24,537	*	NOMOS-BANK (GDR)	344
1,770,151		Nordea Bank AB	19,768
428,700		North Pacific Bank Ltd	1,576
274,359		Northfield Bancorp, Inc	3,215
26,722		Northrim BanCorp, Inc	646
386,670		Northwest Bancshares, Inc	5,224
53,950		OceanFirst Financial Corp	839
416,857	*	Ocwen Financial Corp	17,183
181,978	e	OFG Bancorp	3,296
398,000		Ogaki Kyoritsu Bank Ltd	1,158
385,000		Oita Bank Ltd	1,219
413,846	e	Old National Bancorp	5,723
46,705	*	OmniAmerican Bancorp, Inc	1,029
193,382		Oritani Financial Corp	3,032
554,257		OTP Bank	11,593
2,725,551	e	Oversea-Chinese Banking Corp	21,426
73,626		Pacific Continental Corp	869
1,234	*,e	Pacific Mercantile Bancorp	7
62,070	*	Pacific Premier Bancorp, Inc	759
156,974	e	PacWest Bancorp	4,811
10,894	*	Palmetto Bancshares, Inc	142
361,448		Paragon Group of Cos plc	1,681
46,279	e	Park National Corp	3,184
176,854	*	Park Sterling Bank	1,045
36,204	e	Peapack Gladstone Financial Corp	634
17,048		Penns Woods Bancorp, Inc	714
65,148	*	Pennsylvania Commerce Bancorp, Inc	1,305
50,174	*	PennyMac Financial Services, Inc	1,067
46,054		Peoples Bancorp, Inc	971
73	e	Peoples Federal Bancshares, Inc	1
325,260	e	People’s United Financial, Inc	4,846
429,240	*	Philippine National Bank	849
1,144,341		Piccolo Credito Valtellinese Scarl	1,334
143,153	*,e	Pinnacle Financial Partners, Inc	3,680
147,603	*	Piraeus Bank S.A.	236
1,364,030		PNC Financial Services Group, Inc	99,465
145,308	*	Popular, Inc	4,407
1,114,097		Powszechna Kasa Oszczednosci Bank Polski S.A.	11,935
47,694	*	Preferred Bank	786
265,936		PrivateBancorp, Inc	5,641
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
230,833		Prosperity Bancshares, Inc	$11,955
39,919	e	Provident Financial Holdings, Inc	634
241,420		Provident Financial Services, Inc	3,810
169,406	e	Provident New York Bancorp	1,582
27,697,000		PT Bank Bukopin Tbk	2,001
14,176,100		PT Bank Central Asia Tbk	14,211
4,136,935		PT Bank Danamon Indonesia Tbk	2,433
8,714,500		PT Bank Jabar Banten Tbk	1,032
14,897,648		PT Bank Mandiri Persero Tbk	13,437
22,621,750		PT Bank Negara Indonesia	9,737
19,000,000	*	PT Bank Pan Indonesia Tbk	1,356
21,518,500		PT Bank Pembangunan Daerah Jawa Timur Tbk	852
13,251,194		PT Bank Tabungan Negara Tbk	1,530
78,946		Public Bank BHD	422
1,581,411		Public Bank BHD (Foreign)	8,523
666,357	e	Radian Group, Inc	7,743
6,129		Raiffeisen International Bank Holding AG.	178
5,617,276		Regions Financial Corp	53,533
102,300	e	Renasant Corp	2,490
37,861		Republic Bancorp, Inc (Class A)	830
5,023,040		Resona Holdings, Inc	24,463
866,290		RHB Capital BHD	2,360
467,800		Rizal Commercial Banking Corp	621
110,397		Rockville Financial, Inc	1,444
28,990		Roma Financial Corp	526
5,200	*,m	Roskilde Bank	0	^
135,601		Royal Bank of Canada	7,907
2,465,116	e	Royal Bank of Canada (Toronto)	143,636
2,383,204	*	Royal Bank of Scotland Group plc	9,890
124,057		S&T Bancorp, Inc	2,432
55,676		S.Y. Bancorp, Inc	1,366
97,678		Sandy Spring Bancorp, Inc	2,112
178,000		San-In Godo Bank Ltd	1,318
6,153,170		Sberbank of Russian Federation (ADR)	69,817
68,090	e	SCBT Financial Corp	3,431
323,207	*	Seacoast Banking Corp of Florida	711
465,036	*	Sekerbank TAS	451
530,780		Senshu Ikeda Holdings, Inc	2,754
257,146		Seven Bank Ltd	932
289,000		Shiga Bank Ltd	1,481
694,512		Shinhan Financial Group Co Ltd	22,772
1,836,823		Shinsei Bank Ltd	4,171
984,559		Shizuoka Bank Ltd	10,619
716	e	SI Financial Group, Inc	8
2,517,400		Siam Commercial Bank PCL	13,862
49,614		Sierra Bancorp	734
103,798	*	Signature Bank	8,617
70,507	e	Simmons First National Corp (Class A)	1,840
8,065,151		SinoPac Financial Holdings Co Ltd	3,814
2,765,492		Skandinaviska Enskilda Banken AB (Class A)	26,402
903,068		Societe Generale	31,080
73,168	e	Southside Bancshares, Inc	1,747
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
78,849	*	Southwest Bancorp, Inc	$1,041
285,351		Sparebanken Midt-Norge	2,185
5,190		St Galler Kantonalbank	1,954
2,381,310		Standard Bank Group Ltd	26,834
5,364,976		Standard Chartered plc	116,476
105,824	e	Standard Chartered plc (Hong Kong)	2,307
146,906		State Bank & Trust Co	2,208
7,332		State Bank of Bikaner & Jaip	50
65,668		State Bank of India Ltd	2,148
69,603		State Bank of India Ltd (GDR)	4,643
2,543		State Bank of Travancore	22
93,510		StellarOne Corp	1,837
125,910		Sterling Bancorp	1,463
136,402		Sterling Financial Corp	3,244
48,878	*	Suffolk Bancorp	799
3,433,671		Sumitomo Mitsui Financial Group, Inc	157,169
172,495	*,e	Sun Bancorp, Inc	585
891,347		SunTrust Banks, Inc	28,140
151,678		Suruga Bank Ltd	2,751
769,241		Susquehanna Bancshares, Inc	9,885
77,054	*	SVB Financial Group	6,420
246,888		Svenska Handelsbanken (A Shares)	9,891
1,428,150		Swedbank AB (A Shares)	32,711
84,739	*	Sydbank AS	1,685
218,579		Syndicate Bank	400
5,567,790		Synovus Financial Corp	16,258
2,201,934	*	Ta Chong Bank Co Ltd	718
2,126,615		Taichung Commercial Bank	767
7,897,268		Taishin Financial Holdings Co Ltd	3,467
2,923,471	*	Taiwan Business Bank	868
6,357,313		Taiwan Cooperative Financial Holding	3,512
67,420	*	Taylor Capital Group, Inc	1,139
3,320,500		TCF Financial Corp	47,085
53,399		Territorial Bancorp, Inc	1,207
167,536	*	Texas Capital Bancshares, Inc	7,432
114,349	*	TFS Financial Corp	1,281
1,755,300		Thanachart Capital PCL	2,166
128,701	*	The Bancorp, Inc	1,929
1,397,900		Tisco Bank PCL	1,834
245,000		Tochigi Bank Ltd	844
487,000		Toho Bank Ltd	1,489
69,900		Tokyo Tomin Bank Ltd	827
332,600		Tomony Holdings, Inc	1,292
58,848		Tompkins Trustco, Inc	2,659
1,431,346	e	Toronto-Dominion Bank	114,962
542,000		Towa Bank Ltd	492
108,821	e	TowneBank	1,602
24,858		Tree.com, Inc	426
66,335	e	Trico Bancshares	1,415
20,929	*	Tristate Capital Holdings, Inc	288
390,038		Trustco Bank Corp NY	2,122
274,397	e	Trustmark Corp	6,745
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,815,144		Turkiye Garanti Bankasi AS	$12,271
1,471,882		Turkiye Halk Bankasi AS	12,471
2,914,524		Turkiye Is Bankasi (Series C)	8,602
1,415,623		Turkiye Sinai Kalkinma Bankasi AS	1,401
1,145,797		Turkiye Vakiflar Bankasi Tao	2,853
675,915		UCO Bank	701
138,645		UMB Financial Corp	7,718
460,176		Umpqua Holdings Corp	6,907
6,231,910		UniCredit S.p.A	29,133
789,640	*	Union Bank Of Taiwan	294
82,714		Union Bankshares Corp	1,703
205,874	e	United Bankshares, Inc	5,445
176,116	*	United Community Banks, Inc	2,187
158,628	*	United Community Financial Corp	738
91,383		United Financial Bancorp, Inc	1,384
1,845,679	e	United Overseas Bank Ltd	28,822
72,029	e	Univest Corp of Pennsylvania	1,374
6,252,352		US Bancorp	226,023
360,936		UTI Bank Ltd	8,007
27,583	e	Valiant Holding	2,319
196,447	e	Valley National Bancorp	1,860
156,591		ViewPoint Financial Group	3,259
514,060		Vijaya Bank	387
107,951	*	Virginia Commerce Bancorp	1,507
1,789,159	e	VTB Bank OJSC (GDR)	5,059
64,159	*	Walker & Dunlop, Inc	1,123
63,326		Washington Banking Co	899
164,041		Washington Federal, Inc	3,097
60,773		Washington Trust Bancorp, Inc	1,733
22,889	*	Waterstone Financial, Inc	233
393,280		Webster Financial Corp	10,099
26,294,033		Wells Fargo & Co	1,085,155
105,024		WesBanco, Inc	2,776
71,471		West Bancorporation, Inc	840
111,563	e	Westamerica Bancorporation	5,097
298,786	*	Western Alliance Bancorp	4,730
97,531		Westfield Financial, Inc	683
4,692,865		Westpac Banking Corp	123,211
252,458		Wilshire Bancorp, Inc	1,671
348,468	e	Wing Hang Bank Ltd	3,117
150,741		Wintrust Financial Corp	5,770
427,690		Woori Finance Holdings Co Ltd	3,927
31,221		WSFS Financial Corp	1,636
14,200		Yachiyo Bank Ltd	429
57,532	*	Yadkin Financial Corp	808
181,000		Yamagata Bank Ltd	756
112,905		Yamaguchi Financial Group, Inc	1,111
213,000		Yamanashi Chuo Bank Ltd	900
1,556,841		Yapi ve Kredi Bankasi	3,539
182,061		Zions Bancorporation	5,258
		TOTAL BANKS	6,718,817
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
CAPITAL GOODS - 7.8%
1,610,353		3M Co	$176,092
251,089		A.O. Smith Corp	9,110
116,754		Aalberts Industries NV	2,609
66,349		Aaon, Inc	2,195
162,345		AAR Corp	3,568
473,818		ABB Ltd	10,264
268,580	e	Abengoa S.A.	663
219,180	e	Abengoa S.A. (B Shares)	442
3,447,062		Aboitiz Equity Ventures, Inc	3,999
1,878,000		AcBel Polytech, Inc	1,490
130,157	*,e	Accuride Corp	659
199,000		ACES Electronic Co Ltd	164
108,132		Aceto Corp	1,506
32,928		ACS Actividades Cons y Servicios S.A.	871
147,970		Acter Co Ltd	632
299,972	e	Actuant Corp (Class A)	9,890
183,876	e	Acuity Brands, Inc	13,886
237,594		Adani Enterprises Ltd	822
43,618		Aditya Birla Nuvo Ltd	780
139,500		Advan Co Ltd	1,809
49,000		Advanced Ceramic X Corp	151
543,903	*	Aecom Technology Corp	17,291
168,355		Aecon Group, Inc	1,737
159,148	*	Aegion Corp	3,582
78,124	*,e	Aerovironment, Inc	1,577
17,445	*	AFG Arbonia-Forster Hldg	480
15,100	e	AG Growth International Inc	490
707,293		AGCO Corp	35,499
60,299		Aica Kogyo Co Ltd	1,209
40,500		Aichi Corp	194
172,200		Aida Engineering Ltd	1,314
180,387	e	Air Lease Corp	4,977
236,901		Aircastle Ltd	3,788
163,068		Airtac International Group	775
136,146		Akfen Holding AS.	326
27,949		Alamo Group, Inc	1,141
226,239		Alarko Holding AS	678
112,814		Albany International Corp (Class A)	3,721
145,989		Alfa Laval AB	2,982
6,399,740		Alfa S.A. de C.V. (Class A)	15,430
13,044,000		Alliance Global Group, Inc	7,013
166,855		Alliant Techsystems, Inc	13,737
22,292		Allied Electronics Corp Ltd	46
164,679		Allied Electronics Corp Ltd (Preference)	310
24,862		Alstom Projects India Ltd	141
34,630		Alstom RGPT	1,136
92,002		Altra Holdings, Inc	2,519
508,025		Amada Co Ltd	3,345
154,600		Amano Corp	1,627
6,208		Amara Raja Batteries Ltd	27
83,548	*	Ameresco, Inc	753
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
39,860	e	American Railcar Industries, Inc	$1,336
47,557		American Science & Engineering, Inc	2,663
141,882	*,e	American Superconductor Corp	375
47,307	*	American Woodmark Corp	1,642
966,435		Ametek, Inc	40,880
35,767		Ampco-Pittsburgh Corp	671
34,000	*	Amrep Corp	0	^
255,000		Amtek Engineering Ltd	96
15,549		Andritz AG.	798
15,000		Antarchile S.A.	221
116,379	*,e	API Technologies Corp	326
107,083		Apogee Enterprises, Inc	2,570
153,987		Applied Industrial Technologies, Inc	7,442
136,431		Arcadis NV	3,674
89,292		Argan, Inc	1,393
32,224		Armstrong World Industries, Inc	1,540
391,067	*	ArvinMeritor, Inc	2,757
2,028,500		Arwana Citramulia Tbk PT	653
57,600		Asahi Diamond Industrial Co Ltd	544
928,205	e	Asahi Glass Co Ltd	6,016
439,139		Aselsan Elektronik Sanayi Ve Ticaret AS	1,929
1,385,608		Ashok Leyland Ltd	465
2,960,610		Ashtead Group plc	29,140
783,992		Assa Abloy AB (Class B)	30,640
67,978		Astaldi S.p.A.	468
82,598		Astec Industries, Inc	2,832
43,514	*	Astronics Corp	1,778
613,016	e	Asunaro Aoki Construction Co Ltd	3,355
303,167		Atlas Copco AB (A Shares)	7,307
267,089		Atlas Copco AB (B Shares)	5,716
108,119	*	ATS Automation Tooling Systems, Inc	1,141
399,026	e	Ausdrill Ltd	311
120,245		Ausenco Ltd	218
1,892,675		Austal Ltd	1,307
81,264	e	Austin Engineering Ltd	234
557,939		Aveng Ltd	1,688
6,524,000	*	AVIC International Holding HK Ltd	302
2,866,600		AviChina Industry & Technology Co	1,472
134,602		AZZ, Inc	5,190
33,087		B&B Tools AB	397
132,163		Babcock & Wilcox Co	3,969
22,300		Badger Daylighting Ltd	1,051
4,624,753		BAE Systems plc	26,932
838,252		Balfour Beatty plc	3,030
101,000		Bando Chemical Industries Ltd	366
696,000		Baoye Group Co Ltd	525
534,176		Barloworld Ltd	4,403
220,583		Barnes Group, Inc	6,615
78,615		Basil Read Holdings Ltd	63
9,950	e	Bauer AG.	241
15,285		BayWa AG.	732
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
491,179	*	BE Aerospace, Inc	$30,984
57	*	Beacon Power Corp	0	^
159,160	*	Beacon Roofing Supply, Inc	6,029
1,050,100	e	Beijing Enterprises Holdings Ltd	7,564
156,432		Belden CDT, Inc	7,811
242,800		Benalec Holdings BHD	103
2,180,700		Berjaya Corp BHD	403
801,000		BES Engineering Corp	217
528,759		Besalco S.A.	757
1,106,240		Bharat Heavy Electricals	3,228
8,821	e	BHI Co Ltd	131
382,465		Bidvest Group Ltd	9,476
95,170	e	Bird Construction Income Fund	1,177
168,076	*	Blount International, Inc	1,987
113,643	*,e	Bluelinx Holdings, Inc	244
625,225	e	Boart Longyear Group	381
443,838		Bodycote plc	3,535
4,233,774		Boeing Co	433,708
183,000		Boer Power Holdings Ltd	117
542,000		Bolina Holding Co Ltd	212
2,961,573		Bombardier, Inc	13,179
149,430		Boskalis Westminster	5,444
6,109		Bossard Holding AG.	946
201,362	e	Bouygues S.A.	5,131
214,864	e	Bradken Ltd	844
189,553		Brady Corp (Class A)	5,825
42,937	e	Brenntag AG.	6,526
199,847		Briggs & Stratton Corp	3,957
8,488		Bucher Industries AG.	2,031
16,806		Budimex S.A.	474
151,629	*	Builders FirstSource, Inc	907
152,000		Bunka Shutter Co Ltd	806
310,949		Bunzl plc	6,065
54,280		Burckhardt Compression Holding AG.	21,607
246,309		CAE, Inc	2,555
163,900		Cahya Mata Sarawak BHD	274
63,550	*	CAI International, Inc	1,498
971,093	*,e	Capstone Turbine Corp	1,136
15,923		Carbone Lorraine	346
149,996	e	Cardno Ltd	710
45,460	e	Cargotec Corp (B Shares)	1,215
521,688		Carillion plc	2,192
341,859		Carlisle Cos, Inc	21,301
1,409,174		Caterpillar, Inc	116,243
101,900		CB Industrial Product Holding BHD	84
1,070,327		Central Glass Co Ltd	3,358
22,652		CENTROTEC Sustainable AG.	382
370,551	*	Cersanit Krasnystaw S.A.	174
97,000		Champion Building Materials Co Ltd	31
218,500		Changchai Co Ltd	122
1,826,340	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	1,300
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
102,890	*	Chart Industries, Inc	$9,681
227,615		Chemring Group plc	984
348,000		Chen Hsong Holdings	105
712,000	*	Chengdu Putian Telecom Cable Co Ltd	85
769,446		Chicago Bridge & Iron Co NV	45,905
947,050		Chien Kuo Construction Co Ltd	461
819,000		China Automation Group Ltd	155
14,681,600		China Communications Construction Co Ltd	11,413
5,804,000	*	China Daye Non-Ferrous Metals Mining Ltd	147
51,000	*	China Ecotek Corp	137
570,000		China Electric Manufacturing Corp	284
3,854,000	*	China Energine International Holdings Ltd	198
531,050		China Fangda Group Co Ltd	188
882,000		China Glass Holdings Ltd	93
1,656,000	*,e	China High Speed Transmission Equipment Group Co Ltd	747
895,070	*	China International Marine Containers Group Co Ltd	1,534
3,513,000	e	China National Materials Co Ltd	647
5,136,000	e	China Railway Construction Corp	4,441
8,347,700		China Railway Group Ltd	3,835
332,400		China Singyes Solar Technologies Holdings Ltd	348
6,206,228	e	China South Locomotive and Rolling Stock Corp	3,627
2,997,100		China State Construction International Holdings Ltd	4,642
334,000		China Steel Structure Co Ltd	444
1,349,222		Chip Eng Seng Corp Ltd	737
123,928		Chiyoda Corp	1,462
24,800		Chiyoda Integre Co Ltd	311
6,666,000	e	Chongqing Machinery & Electric Co Ltd	810
36,000		Chudenko Corp	353
94,989	e	Chugai Ro Co Ltd	242
1,172,000		Chung Hsin Electric & Machinery Manufacturing Corp	657
530,857		Cintra Concesiones de Infraestructuras de Transporte S.A.	8,475
970,464		CIR-Compagnie Industriali Riunite S.p.A.	1,096
78,675		CIRCOR International, Inc	4,001
1,816,814	e	Citic Pacific Ltd	1,937
5,487,000	*	Citic Resources Holdings Ltd	618
401,000	e	Civmec Ltd	264
20,753		CJ Corp	2,058
58,800		CKD Corp	507
89,402		Clal Industries and Investments	374
223,774	e	Clarcor, Inc	11,683
834,639		Clough Ltd	816
484,400	e	CNH Global NV	20,180
403,866		Coastal Contracts BHD	276
929,873		Cobham plc	3,707
459,368		Cofide S.p.A.	252
43,841		Coleman Cable, Inc	792
308,392	*	Colfax Corp	16,070
78,522	*	Columbus McKinnon Corp	1,674
162,210		Comfort Systems USA, Inc	2,420
89,555	*	Commercial Vehicle Group, Inc	668
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
529,313		Compagnie de Saint-Gobain	$21,448
14,840		Compagnie d’Entreprises CFE	854
304,100		COMSYS Holdings Corp	3,882
86,881		Concentric AB	861
2,022		Construcciones y Auxiliar de Ferrocarriles S.A.	864
827,000		Continental Engineering Corp	303
1,190,000	e	Cosco Corp Singapore Ltd	696
1,932,000		Cosco International Holdings Ltd	775
26,885		Cosel Co Ltd	343
91,657	e	Costain Group plc	388
58,269		Cramo Oyj (Series B)	675
354,724		Crane Co	21,255
30,000		Crompton Greaves Ltd	44
1,084,590		CSBC Corp Taiwan	704
1,246,932		CSR Ltd	2,532
836,600		CTCI Corp	1,517
77,038		Cubic Corp	3,706
668,292		Cummins, Inc	72,483
192,982		Curtiss-Wright Corp	7,152
690,000		DA CIN Construction Co Ltd	626
75,103		Daelim Industrial Co	5,661
19,970	e	Daesang Holdings Co Ltd	136
111,915	*,e	Daewoo Engineering & Construction Co Ltd	691
54,898		Daewoo International Corp	1,689
107,511	e	Daewoo Shipbuilding & Marine Engineering Co Ltd	2,356
98,500		Daifuku Co Ltd	717
134,641		Daihen Corp	581
52,000		Daiichi Jitsugyo Co Ltd	221
252,221		Daikin Industries Ltd	10,195
45,000		Daiwa Industries Ltd	247
190,200		Dalian Refrigeration Co Ltd	137
2,120,218		Danaher Corp	134,210
16,211		Danieli & Co S.p.A.	378
106,749		Danieli & Co S.p.A. (RSP)	1,608
171,029		DCC plc	6,679
446,527	e	Decmil Group Ltd	724
488,355	e	Deere & Co	39,679
29,100		Denyo Co Ltd	419
105,282	*	Deutz AG.	635
2,813,850		Dialog Group BHD	2,506
299,699	*,e	DigitalGlobe, Inc	9,294
41,306	*	Discount Investment Corp	149
935,110		DMCI Holdings, Inc	1,113
738,308	*	Dogan Sirketler Grubu Holdings	371
182,471		Donaldson Co, Inc	6,507
19,100	e	Dongfang Electric Co Ltd	25
26,169		Dongkuk Structures & Construction Co Ltd	79
10,682		Doosan Corp	1,198
30,330	*,e	Doosan Engine Co Ltd	190
56,323		Doosan Heavy Industries and Construction Co Ltd	2,086
114,860	*,e	Doosan Infracore Co Ltd	1,067
75,869		Douglas Dynamics, Inc	985
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
959,310		Dover Corp	$74,500
40,960	*	Ducommun, Inc	871
89,913		Duerr AG.	5,416
72,522		Duro Felguera S.A.	467
36,057	*	DXP Enterprises, Inc	2,401
126,090	*	Dycom Industries, Inc	2,918
57,802	e	Dynamic Materials Corp	954
416,000		Dynapack International Technology Corp	1,251
423,900		Dynasty Ceramic PCL	870
1,884,295		Eaton Corp	124,005
745,828		Ebara Corp	3,981
44,697		Eczacibasi Yatirim Holding	136
72,733	*	Edgen Group, Inc	464
551,745	*	Edwards Group Ltd (ADR)	4,690
438,100	*	EEI Corp	134
3,287		Eicher Motors Ltd	181
107,021		Eiffage S.A.	5,013
31,021		Elbit Systems Ltd	1,303
3,196		Electra Israel Ltd	352
276,149		EMCOR Group, Inc	11,225
843,921		Emeco Holdings Ltd	212
1,174,236		Emerson Electric Co	64,043
1,052,482		Empresa Brasileira de Aeronautica S.A.	9,674
809,500	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	1,529
79,912		Encore Wire Corp	2,725
10,400		Endo Lighting Corp	279
167,192	*,e	Energy Recovery, Inc	691
234,612		EnerSys	11,505
91,687	*	Engility Holdings, Inc	2,606
1,492,036		Engineers India Ltd	3,588
518,810		Enka Insaat ve Sanayi AS	1,301
50,689	*,e	Enphase Energy, Inc	392
78,673	*,e	EnPro Industries, Inc	3,993
472,000		Enric Energy Equipment Holdings Ltd	729
12,002	*	Erickson Air-Crane, Inc	226
107,472		ESCO Technologies, Inc	3,480
126,510	*	Esterline Technologies Corp	9,145
1,524,745		European Aeronautic Defence and Space Co	81,575
1,292,000		EVA Precision Industrial Holdings Ltd	174
336,800	*	Eversendai Corp Bhd	154
487,219		Exelis, Inc	6,719
7,419		Faiveley S.A.	452
72,049	*	Fanuc Ltd	10,427
4,142,000	*	Far East Global Group Ltd	1,276
6,858,852		Far Eastern Textile Co Ltd	7,401
711,431		Fastenal Co	32,619
249,175	*	Federal Signal Corp	2,180
231,840		Fenner plc	1,081
2,193,921		Ferreyros S.A.	1,656
483,834		Fiat Industrial S.p.A.	5,386
523,648	*	Finmeccanica S.p.A.	2,620
252,125		Finning International, Inc	5,190
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,360,000	e	First Tractor Co	$744
193,352	*,e	Flow International Corp	713
426,243		Flowserve Corp	23,021
76,091	e	FLSmidth & Co AS	3,456
588,490		Fluor Corp	34,903
59,265	e	Fomento de Construcciones y Contratas S.A.	552
347,201		Forge Group Ltd	1,326
1,078,879		Forjas Taurus S.A. (Preference)	1,209
2,082,062		Fortune Brands Home & Security, Inc	80,659
290,100		Foshan Electrical and Lighting Co Ltd	205
215,000	*	Foster Wheeler AG.	4,668
186,880		Franklin Electric Co, Inc	6,289
242,000	e	Fraser and Neave Ltd	1,635
46,678		Freightcar America, Inc	793
33,164	*	Frigoglass S.A.	218
401,942		FSP Technology, Inc	369
183,200	*	Fudo Tetra Corp	260
509,702	*,e	FuelCell Energy, Inc	647
1,579,302	*	Fuji Electric Holdings Co Ltd	5,553
85,192		Fuji Machine Manufacturing Co Ltd	727
1,041,978		Fujikura Ltd	3,688
86,000		Fujitec Co Ltd	861
132,005	*	Furmanite Corp	883
379,000		Furukawa Co Ltd	641
1,215,762	e	Furukawa Electric Co Ltd	2,813
40,019	*	Futaba Corp/Chiba	476
176,263		Galliford Try plc	2,507
862,068		Gamesa Corp Tecnologica S.A.	4,677
3,249,000		Gamuda BHD	4,868
48,057		Gardner Denver, Inc	3,613
97,916		GATX Corp	4,644
24,657		GEA Group AG.	873
28,721		Geberit AG.	7,115
218,981	*,e	GenCorp, Inc	3,561
249,876		Generac Holdings, Inc	9,248
252,403		General Cable Corp	7,761
1,596,593		General Dynamics Corp	125,061
42,745,647		General Electric Co	991,272
5,112		Georg Fischer AG.	2,251
3,226		Gesco AG.	302
125,822	*	Gibraltar Industries, Inc	1,832
277,221		Giken Seisakusho Co, Inc	1,409
176,439		Gildemeister AG.	3,923
26,444	*	Global Brass & Copper Holdings, Inc	350
68,437		Global Power Equipment Group, Inc	1,103
77,456		Glory Ltd	1,817
960,000	*	GMR Infrastructure Ltd	283
55,323	e	Gorman-Rupp Co	1,761
120,703		Graco, Inc	7,630
473,918	*,e	GrafTech International Ltd	3,450
1,764,631		Grafton Group plc	12,329
34,062	e	Graham Corp	1,023
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
338,807		Grana y Montero S.A.	$1,341
157,764		Granite Construction, Inc	4,695
9,950		Graphite India Ltd	12
238,081		Great Lakes Dredge & Dock Corp	1,862
22,415		Greaves Cotton Ltd	23
95,604	*	Greenbrier Cos, Inc	2,330
190,163		Griffon Corp	2,139
58,821	*	Grontmij (ADR)	243
172,536		Group Five Ltd	641
1,076,037	e	Grupo Carso S.A. de C.V. (Series A1)	5,073
39,309	e	GS Engineering & Construction Corp	960
10,060	e	GS Global Corp	82
425,000		GS Yuasa Corp	1,769
330,800		Guangzhou Shipyard International Co Ltd	281
284,209	e	GWA International Ltd	622
110,352		H&E Equipment Services, Inc	2,325
1,193,000	e	Haitian International Holdings Ltd	1,741
50,085		Haldex AB	341
6,670		Halla Engineering & Construction Corp	30
954,580		Hangzhou Steam Turbine Co	1,323
53,291	*,e	Hanjin Heavy Industries & Construction Co Ltd	468
26,120		Hanjin Heavy Industries & Construction Holdings Co Ltd	162
707,395		Hanwa Co Ltd	2,687
1,338,600		HAP Seng Consolidated BHD	867
2,340,000	e	Harbin Power Equipment	1,537
48,755		Hardinge, Inc	721
80,487		Harsco Corp	1,866
201,943		Havells India Ltd	2,489
306,100	*	Hazama Ando Corp	680
176,867	e	Heico Corp	8,909
259,276	*,e	Heidelberger Druckmaschinen	644
167,708	*	Hellenic Technodomiki Tev S.A.	480
2,804,000		Henderson Investment Ltd	206
170,713	*	Hexcel Corp	5,813
21,400		Hibiya Engineering Ltd	209
498,021		Hills Industries Ltd	460
1,195,866	*	Hindustan Construction Co	211
949,377		Hino Motors Ltd	13,931
20,000		Hisaka Works Ltd	170
233,000	*,m	Hitachi Cable Ltd	444
263,834		Hitachi Construction Machinery Co Ltd	5,322
107,900		Hitachi Koki Co Ltd	863
981,899		Hitachi Zosen Corp	1,384
223,338		Hiwin Technologies Corp	1,323
4,838,000	e	HKC Holdings Ltd	149
11,440		Hochtief AG.	745
446,735		Hock Seng Lee BHD	283
17,322		Homag Group AG.	310
6,105,750		Honeywell International, Inc	484,430
159,000		Hong Leong Asia Ltd	194
939,831		Hopewell Holdings	3,119
59,000		Hoshizaki Electric Co Ltd	1,889
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
36,707		Hosken Consolidated Investments Ltd	$464
38,000		Hosokawa Micron Corp	260
73,272		Houston Wire & Cable Co	1,014
1,359,000	*	HUA ENG Wire & Cable	516
99,196		Hubbell, Inc (Class B)	9,820
21,261	e	Huber & Suhner AG.	948
17,797		Hudaco Industries Ltd	163
226,904		Huntington Ingalls	12,816
27,187		Hurco Cos, Inc	782
3,459,961		Hutchison Whampoa Ltd	36,199
17,644	e	Hy-Lok Corp	344
42,487		Hyster-Yale Materials Handling, Inc	2,668
45,020		Hyundai Corp	866
68,946	e	Hyundai Development Co	1,498
91,078		Hyundai Engineering & Construction Co Ltd	4,429
61,041		Hyundai Heavy Industries	9,737
11,437	e	Hyundai Mipo Dockyard	1,250
29,800		Idec Corp	286
371,004		IDEX Corp	19,964
669,019	*	Ihlas Holding	284
211,279	*	II-VI, Inc	3,435
1,387,207		IJM Corp BHD	2,478
1,515,178		Illinois Tool Works, Inc	104,805
21,470	e	IMARKETKOREA,Inc	414
496,834		IMI plc	9,365
29,823		Implenia AG.	1,487
26,422		IMS-Intl Metal Service	345
288,641	e	Imtech NV	2,125
52,610		Inaba Denki Sangyo Co Ltd	1,352
133,484		Inabata & Co Ltd	1,097
45,939	e	Indus Holding AG.	1,488
22,224		Industria Macchine Automatiche S.p.A.	512
39,000		Industrias Romi S.A.	92
24,287		Indutrade AB	751
996		Ingersoll-Rand India Ltd	6
3,016,089		Ingersoll-Rand plc	167,453
40,714	*	Innovative Solutions & Support, Inc	261
92,554		Insteel Industries, Inc	1,622
2,925,000	*	Interchina Holdings Co	186
89,272		Interpump Group S.p.A.	795
290,057		Interserve plc	2,240
2,971,790		Invensys plc	18,609
23,564		Invicta Holdings Ltd	236
229,700		Iochpe-Maxion S.A.	2,480
168,102		IRB Infrastructure Developers Ltd	270
12,320	*,e	IS Dongseo Co Ltd	150
360,000	e	Iseki & Co Ltd	1,031
296,000		I-Sheng Electric Wire & Cable Co Ltd	438
6,452,441	e	Ishikawajima-Harima Heavy Industries Co Ltd	24,413
1,650,000	*	Italian-Thai Development PCL	263
2,930,677		Itochu Corp	33,890
530,936		ITT Corp	15,615
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
64,128		IVRCL Infrastructures & Projects Ltd	$16
229,000		Iwatani International Corp	807
581,589	*	Jacobs Engineering Group, Inc	32,063
263,792		Jain Irrigation Systems Ltd	229
1,289,715		Jaiprakash Associates Ltd	1,155
125,500	*	Japan Bridge Corp	195
106,604		Japan Pulp & Paper Co Ltd	312
276,443		Japan Steel Works Ltd	1,517
1,274,057		JG Summit Holdings (Series B)	1,176
165,894		JGC Corp	5,974
7,060,000	*	Jia Sheng Holdings Ltd	244
4,279,000	e	Jiangsu Rongsheng Heavy Industry Group Co Ltd	618
490,000		Jingwei Textile Machinery	303
135,395		John Bean Technologies Corp	2,845
1,840,500	e	Johnson Electric Holdings Ltd	1,135
933,359		Joy Global, Inc	45,296
851,654		JTEKT Corp	9,546
179,000	e	Juki Corp	261
46,172	e	Jungheinrich AG.	2,058
7,506	*,e	JVM Co Ltd	305
47,593		Kadant, Inc	1,436
852,434		Kajima Corp	2,826
8,178		Kalpataru Power Transmission Ltd	9
97,572		Kaman Corp	3,372
26,000		Kamei Corp	199
36,000		Kanamoto Co Ltd	719
412,000		Kandenko Co Ltd	1,757
530,000	*	Kanematsu Corp	593
23,600		Katakura Industries Co Ltd	294
1,514,640		Kawasaki Heavy Industries Ltd	4,648
133,584		Kaydon Corp	3,680
1,561,197		KBR, Inc	50,739
15,676		KCC Corp	4,481
61,124		KCI Konecranes Oyj	1,740
10,039		KEC International Ltd	5
25,000		Keihan Electric Railway Co Ltd	104
150,699		Keller Group plc	2,271
10,657		Kendrion NV	277
727,102		Kennametal, Inc	28,233
316,408		Kentz Corp Ltd	1,800
2,687,438	e	Keppel Corp Ltd	21,981
121,293	*,e	KEYW Holding Corp	1,607
46,099	e	KHD Humboldt Wedag International AG.	277
99,809		Kier Group plc	1,738
100,730		Kinden Corp	867
192,000		King Slide Works Co Ltd	1,406
173,315		Kingspan Group plc	2,307
49,000		Kinik Co	84
50,000		Kinki Sharyo Co Ltd	161
274,400		Kitz Corp	1,365
119,432	*	Kloeckner & Co AG.	1,275
1,153,392		KOC Holding AS	5,527
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
19,790		Kolon Engineering & Construction Co Ltd	$78
1,504,767		Komatsu Ltd	34,658
4,281		Komax Holding AG.	424
146,530	*	Kombassan Holdings AS.	617
66,090		Komori Corp	766
265,305		Kone Oyj (Class B)	21,044
285,622	e	Koninklijke BAM Groep NV	1,359
143,683		Koninklijke Philips Electronics NV	3,917
14,708	*	Koor Industries Ltd	214
72,525	*	Kopex S.A.	246
50,840	e	Korea Aerospace Industries Ltd	1,354
21,090		Korea Electric Terminal Co Ltd	603
162,882	*,e	Kratos Defense & Security Solutions, Inc	1,055
16,045		Krones AG.	1,141
476,963		Kubota Corp	6,941
32,690		KUKA AG.	1,380
5,000	e	Kumho Electric Co Ltd	137
7,795	*,e	Kumho Industrial Co Ltd	93
60,610		Kurita Water Industries Ltd	1,283
110,279		Kuroda Electric Co Ltd	1,468
89,600	e	Kyokuto Kaihatsu Kogyo Co Ltd	891
67,000		Kyosan Electric Manufacturing Co Ltd	225
228,500		Kyowa Exeo Corp	2,567
93,000		Kyudenko Corp	389
323,708		L-3 Communications Holdings, Inc	27,755
1,074		Lakshmi Machine Works Ltd	33
1,161,918	*	Lanco Infratech Ltd	133
277,133		Larsen & Toubro Ltd	6,541
78,818	*,e	Layne Christensen Co	1,538
44,516		LB Foster Co (Class A)	1,922
217,756	e	Legrand S.A.	10,096
139,860	e	Leighton Holdings Ltd	1,960
437,282		Lennox International, Inc	28,222
120,815		LG Corp	6,689
10,862	e	LG Hausys Ltd	1,005
77,170		LG International Corp	2,134
312,761		Lincoln Electric Holdings, Inc	17,912
80,310	e	Lindab International AB	639
54,333	e	Lindsay Manufacturing Co	4,074
7,127	e	LISI	779
183,691		LIXIL Group Corp	4,473
41,987	*	LMI Aerospace, Inc	787
431,427		Lockheed Martin Corp	46,793
3,040,000	e	Lonking Holdings Ltd	598
21,788		LS Cable Ltd	1,317
17,942		LS Industrial Systems Co Ltd	897
85,653		LSI Industries, Inc	693
134,000	*	Luoyang Glass Co Ltd	24
69,689	*	Lydall, Inc	1,017
14,218		Mabuchi Motor Co Ltd	758
340,111	e	MACA Ltd	547
1,453,756		Macmahon Holdings Ltd	171
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
147,000		Maeda Corp	$726
86,541		Maeda Road Construction Co Ltd	1,342
168,748		Makino Milling Machine Co Ltd	986
42,811	*	Makita Corp	2,302
271,349		Malaysia Marine and Heavy Engineering Sdn BHD	294
2,224,300		Malaysian Resources Corp BHD	1,073
7,760		MAN AG.	846
39,382	*	Manitex International, Inc	431
12,016	e	Manitou BF S.A.	164
470,304	e	Manitowoc Co, Inc	8,423
262,700		Marcopolo S.A.	1,499
4,142,632		Marubeni Corp	27,687
2,725,442		Masco Corp	53,119
193,054	*	Mastec, Inc	6,351
37,000		Max Co Ltd	400
137,165		MAX India Ltd	462
107,958		MaxiTRANS Industries Ltd	105
694,734		Meggitt plc	5,474
315,000		Meidensha Corp	1,068
1,056,625		Melrose Industries plc	4,005
52,249		Metka S.A.	674
51,308	e	Met-Pro Corp	690
237,257		Metso Oyj	8,037
93,095	*,e	Meyer Burger Technology AG.	576
33,307		Michael Baker Corp	903
66,003		Micron Machinery Co Ltd	1,638
66,195	*	Middleby Corp	11,259
43,131		Miller Industries, Inc	663
307,400		Mills Estruturas e Servicos de	4,162
3,190,000	e	Minebea Co Ltd	11,605
190,900		Miraito Holdings Corp	1,709
99,200		MISUMI Group, Inc	2,732
2,742,758		Mitsubishi Corp	46,856
1,327,478		Mitsubishi Electric Corp	12,404
3,715,696		Mitsubishi Heavy Industries Ltd	20,658
109,700		Mitsuboshi Belting Co Ltd	516
3,159,897		Mitsui & Co Ltd	39,626
1,219,089		Mitsui Engineering & Shipbuilding Co Ltd	1,780
283,876		Mitsui Matsushima Co Ltd	381
31,600		Miura Co Ltd	788
4,492,374		MMC Corp BHD	3,824
824,782	e	Monadelphous Group Ltd	12,093
82,100	e	MonotaRO Co Ltd	1,999
190,291	*	Moog, Inc (Class A)	9,806
334,679		Morgan Crucible Co plc	1,326
40,262		Morgan Sindall plc	372
113,500		Mori Seiki Co Ltd	1,280
229,683		Mota Engil SGPS S.A.	694
317,357	*	MRC Global, Inc	8,765
259,880		MSC Industrial Direct Co (Class A)	20,130
81,837		MTU Aero Engines Holding AG.	7,882
726,166		Mudajaya Group BHD	597
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
125,576		Mueller Industries, Inc	$6,333
869,146		Mueller Water Products, Inc (Class A)	6,006
667,700		Muhibbah Engineering M BHD	366
902,504	*	Murray & Roberts Holdings Ltd	2,297
81,635	*	MYR Group, Inc	1,588
33,010		Nabtesco Corp	685
209,332		Nachi-Fujikoshi Corp	939
86,810		Nagarjuna Construction Co	35
276,600		Nagase & Co Ltd	3,527
123,300		Namura Shipbuilding Co Ltd	968
19,460	e	National Presto Industries, Inc	1,402
168,608	*,e	Navistar International Corp	4,681
14,179		NCC AB	335
224,642		NCC AB (B Shares)	5,113
71,176	*	NCI Building Systems, Inc	1,088
9,100		NEC Capital Solutions Ltd	185
454,351	*	Neo-Neon Holdings Ltd	78
26,134	e	Nexans S.A.	1,240
211,050		NGK Insulators Ltd	2,608
121,726		Nibe Industrier AB (Series B)	1,911
123,000		Nichias Corp	775
8,000		Nichiden Corp	193
24,500		Nichiha Corp	364
40,191	e	Nidec Corp	2,812
131,000		Nippo Corp	2,153
155,000	e	Nippon Carbon Co Ltd	271
91,000		Nippon Densetsu Kogyo Co Ltd	942
175,000	*	Nippon Koei Co Ltd	655
255,000		Nippon Road Co Ltd	1,332
93,730	e	Nippon Sharyo Ltd	449
1,706,000	*	Nippon Sheet Glass Co Ltd	1,596
141,945		Nippon Signal Co Ltd	1,044
65,000	e	Nippon Steel Trading Co Ltd	168
86,000		Nippon Thompson Co Ltd	440
692,000		Nishimatsu Construction Co Ltd	1,524
27,400		Nishio Rent All Co Ltd	550
333,000		Nisshinbo Industries, Inc	2,370
63,000	e	Nissin Electric Co Ltd	402
24,300		Nitta Corp	481
212,000	*	Nitto Boseki Co Ltd	659
77,947		Nitto Kogyo Corp	1,426
13,973		Nitto Kohki Co Ltd	259
76,935	e	NKT Holding AS	2,792
67,799		NN, Inc	774
5,194,071		Noble Group Ltd	3,950
62,246	*	Nordex AG.	434
279,538		Nordson Corp	19,375
134,919	*	Noritake Co Ltd	351
56,900		Noritz Corp	986
89,370		NORMA Group	3,232
35,247	*	Nortek, Inc	2,271
601,735		Northrop Grumman Corp	49,824
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
38,798	*	Northwest Pipe Co	$1,082
1,940,478	e	NRW Holdings Ltd	1,593
288,482		NSK Ltd	2,752
1,143,000		NTN Corp	3,520
2,266,813		NWS Holdings Ltd	3,475
13,300		Obara Corp	401
911,809		Obayashi Corp	4,728
135,449		Obrascon Huarte Lain S.A.	4,602
252,512		OC Oerlikon Corp AG.	2,992
6,900	*	Odelic Co Ltd	280
4,295		OHB AG.	94
127,500		Oiles Corp	2,642
63,373	e	Okabe Co Ltd	614
159,641		Okuma Holdings, Inc	1,203
209,000		Okumura Corp	800
6,456	e	Omega Flex, Inc	96
30,800		Onoken Co Ltd	287
119,368		Orascom Construction Industries	4,104
247,123	*	Orbital Sciences Corp	4,293
46,000		Organo Corp	231
112,858	*	Orion Marine Group, Inc	1,364
72,607		Ormat Industries	400
82,400		OSG Corp	1,233
251,062	*	Oshkosh Truck Corp	9,533
487,767	e	Outotec Oyj	5,828
365,559	*	Owens Corning, Inc	14,286
972,243		Paccar, Inc	52,171
17,261		Palfinger AG.	494
456,307		Pall Corp	30,312
1,005,734		Parker Hannifin Corp	95,947
32,320	*	Patrick Industries, Inc	672
221,257	e	Peab AB (Series B)	1,074
1,031,516		Pentair Ltd	59,508
340,500		Penta-Ocean Construction Co Ltd	760
143,954	*	Perini Corp	2,604
11,804		Pfeiffer Vacuum Technology AG.	1,222
211,624	*,e	Pgt, Inc	1,835
107,000		Phihong Technology Co Ltd	73
108,740		Pike Electric Corp	1,338
15,495	*	Pinguely-Haulotte	129
37,035		Pkc Group Oyj	879
4,743		Plasson	156
48,497	*	Ply Gem Holdings, Inc	973
85,905	*,e	PMFG, Inc	594
112,300		Polyplex PCL	30
396,904	*,e	Polypore International, Inc	15,995
37,641	*	Powell Industries, Inc	1,944
6,557	*	Power Solutions International, Inc	220
61,856	*	PowerSecure International, Inc	930
1,014,778		Precision Castparts Corp	229,350
10,097	e	Preformed Line Products Co	670
175,889		Primoris Services Corp	3,469
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
48,000	*	Promotora y Operadora de Infraestructura SAB de C.V.	$441
132,655	*,e	Proto Labs, Inc	8,619
330,072		Prysmian S.p.A.	6,157
1,580,000		PT Adhi Karya Persero Tbk	528
3,157,000		PT AKR Corporindo Tbk	1,676
564,500		PT Hexindo Adiperkasa Tbk	253
10,613,000		PT Pembangunan Perumahan Tbk	1,437
12,877,500		PT Surya Semesta Internusa Tbk	1,678
1,838,384		PT United Tractors Tbk	3,356
8,574,500		PT Wijaya Karya	1,765
910,562		Punj Lloyd Ltd	532
830,974		QinetiQ plc	2,282
151,276		Quanex Building Products Corp	2,547
315,619	*	Quanta Services, Inc	8,351
6,651		R Stahl AG.	310
141,774		Ramirent Oyj	1,224
641,400		Randon Participacoes S.A.	3,467
4,076		Rational AG.	1,365
310,464		Raubex Group Ltd	685
121,434	e	Raven Industries, Inc	3,641
641,508		Raytheon Co	42,417
75,442	*	RBC Bearings, Inc	3,919
338,970		RCR Tomlinson Ltd	712
47,740		Rechi Precision Co Ltd	42
135,074		Regal-Beloit Corp	8,758
189,909		Reunert Ltd	1,326
98,165	*	Revolution Lighting Technologies, Inc	393
4,416,007		Rexel S.A.	99,496
131,550	*,e	Rexnord Corp	2,217
106,254		Rheinmetall AG.	4,942
304,365		Rich Development Co Ltd	157
3,160,000	*,m	Richly Field China Development	18
4,305		Rieter Holding AG.	677
896,363		Rockwell Automation, Inc	74,524
1,253,938		Rockwell Collins, Inc	79,512
8,953		Rockwool International AS (B Shares)	1,251
4,006,424		Rolls-Royce Group plc	68,984
1,503,471		Roper Industries, Inc	186,761
331,000		Rotary Engineering Ltd	126
122,268		Rotork plc	4,963
131,813	*	Rush Enterprises, Inc (Class A)	3,262
150,333	e	Russel Metals, Inc	3,398
289,000		Ryobi Ltd	836
63,820	e	S&T Dynamics Co Ltd	695
83,834		Saab AB (Class B)	1,602
148,622	*,e	Sacyr Vallehermoso S.A.	465
374,941	e	Safran S.A.	19,574
29,132		Saft Groupe S.A.	692
533,199		Salfacorp S.A.	685
12,880	e	Sam Yung Trading Co Ltd	196
160,961		Samsung Corp	7,553
32,521	e	Samsung Engineering Co Ltd	2,094
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
526,526		Samsung Heavy Industries Co Ltd	$16,384
42,033	e	Samsung Techwin Co Ltd	2,388
24,860		San Miguel Corp	53
187,000		San Shing Fastech Corp	362
365,811		Sandvik AB	4,369
70,000		Sanki Engineering Co Ltd	418
27,800		Sankyo Tateyama, Inc	702
491,000		Sanwa Shutter Corp	2,646
1,348,000	e	Sany Heavy Equipment International	337
46,000		Sanyo Denki Co Ltd	379
1,192,201		Scania AB (B Shares)	23,852
8,874		Schindler Holding AG.	1,235
7,243		Schindler Holding AG. (Reg)	981
41,890		Schneider Electric Infrastructure Ltd	46
622,771		Schneider Electric S.A.	45,230
31,931		Schouw & Co	1,026
1,816		Schweiter Technologies AG.	1,114
80,000		Seika Corp	197
131,000		Sekisui Jushi Corp	1,614
1,124,701		SembCorp Industries Ltd	4,376
1,923,780	e	SembCorp Marine Ltd	6,519
15,716		Semperit AG. Holding	565
969,619		Senior plc	3,693
40,504	e	SGL Carbon AG.	1,286
385,308	*	SGSB Group Co Ltd	165
144,200	*	Shanghai Automation Instrumentation Co Ltd	76
754,880		Shanghai Diesel Engine Co Ltd	576
11,928,300	e	Shanghai Electric Group Co Ltd	3,973
746,600		Shanghai Erfangji Co Ltd	398
605,800		Shanghai Highly Group Co Ltd	333
1,672,100		Shanghai Industrial Holdings Ltd	5,150
218,200	*	Shanghai Lingyun Industries Development Co Ltd	111
546,020		Shanghai Mechanical and Electrical Industry Co Ltd	602
598,400		Shanghai Waigaoqiao Free Trade Zone Development Co Ltd	624
584,000		Shihlin Electric & Engineering Corp	689
480,422		Shikun & Binui Ltd	1,058
29,100		Shima Seiki Manufacturing Ltd	507
466,933		Shimizu Corp	1,877
184,000		Shin Zu Shing Co Ltd	432
124,000		Shinko Electric Co Ltd	198
390,590		Shinmaywa Industries Ltd	3,034
25,400	e	SHO-BOND Holdings Co Ltd	1,001
630,900		Siam Future Development PCL	130
1,276,895		Siemens AG.	129,303
50,458		Siemens India Ltd	467
766,587		SIG plc	1,970
72,669		Silitech Technology Corp	121
3,112,871		Sime Darby BHD	9,412
163,733		Simpson Manufacturing Co, Inc	4,817
1,834,000	e	Singamas Container Holdings Ltd	376
383,987	e	Singapore Technologies Engineering Ltd	1,265
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,526,557		Sino Thai Engineering & Construction PCL	$954
912,500		Sinotruk Hong Kong Ltd	445
531,835		Sintex Industries Ltd	360
65,400		Sintokogio Ltd	541
34,706		SK Corp	5,133
129,810		SK Networks Co Ltd	727
54,417		Skanska AB (B Shares)	902
2,864,382		SKF AB (B Shares)	67,104
6,197		SKF India Ltd	54
385,045		SM Investments Corp	9,485
15,249		SMC Corp	3,057
1,034,973		Smiths Group plc	20,591
282,164		Snap-On, Inc	25,220
129,439	e	SNC-Lavalin Group, Inc	5,468
626,016		SOCAM Development Ltd	762
156,900		Sodick Co Ltd	760
5,480,133		Sojitz Holdings Corp	9,092
6,876		Solar Holdings AS (B Shares)	326
34,797	*,e	SolarCity Corp	1,314
2,205,214		Sonae SPGS S.A.	2,098
32,624	*	Sparton Corp	562
873,529		Speedy Hire plc	791
183,023		Spirax-Sarco Engineering plc	7,501
396,887	*	Spirit Aerosystems Holdings, Inc (Class A)	8,525
286,606		SPX Corp	20,630
55,183		Standex International Corp	2,911
423,518		Stanley Works	32,738
76,723		Stefanutti Stocks Holdings Ltd	71
61,851	*	Sterling Construction Co, Inc	560
32,049	e	STX Corp Co Ltd	44
706,000	e	STX OSV Holdings Ltd	604
58,750	e	STX Shipbuilding Co Ltd	152
4,605		Sulzer AG.	735
354,695		Sumikin Bussan Corp	974
1,855,220		Sumitomo Corp	23,123
16,300		Sumitomo Densetsu Co Ltd	233
915,753		Sumitomo Electric Industries Ltd	10,901
3,093,628		Sumitomo Heavy Industries Ltd	12,991
447,400	*	Sumitomo Mitsui Construction C	342
43,000		Sumitomo Precision Products Co Ltd	167
80,677		Sun Hydraulics Corp	2,524
28,990	*	Sung Jin Geotec Co Ltd	252
22,330		Sung Kwang Bend Co Ltd	511
373,000		Sunonwealth Electric Machine Industry Co Ltd	217
148,000		Sunspring Metal Corp	303
648,661	*	Suzlon Energy Ltd	99
632,000	e	SWCC Showa Holdings Co Ltd	509
285,995		Swisslog Holding AG.	321
139,000		Tadano Ltd	1,776
10,658	*,e	Taewoong Co Ltd	180
125,620		Taeyoung Engineering & Construction	733
87,929	*,e	Taihan Electric Wire Co Ltd	191
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
40,000		Taihei Dengyo Kaisha Ltd	$264
70,000		Taihei Kogyo Co Ltd	256
56,555		Taikisha Ltd	1,390
559,066		Taisei Corp	2,018
939,472		Taiwan Glass Industrial Corp	844
10,100		Takaoka Toko Holdings Co Ltd	157
106,929		Takara Standard Co Ltd	740
151,700		Takasago Thermal Engineering Co Ltd	1,280
29,000	*	Takeuchi Manufacturing Co Ltd	520
129,295		Takuma Co Ltd	965
120,984	e	TAL International Group, Inc	5,271
467,300	*	Taser International, Inc	3,981
326,000	e	Tat Hong Holdings Ltd	323
46,000	e	Tatsuta Electric Wire and Cable Co Ltd	433
300,600	*	Tebrau Teguh Bhd	133
5,277,233		Teco Electric and Machinery Co Ltd	5,253
64,301	*	Tecumseh Products Co (Class A)	703
223,090		Tekfen Holding AS	762
315,717	*	Teledyne Technologies, Inc	24,421
101,615		Tennant Co	4,905
2,087,260	*	Terex Corp	54,895
77,501	e	Textainer Group Holdings Ltd	2,979
3,811,841		Textron, Inc	99,298
262,198		Thales S.A.	12,235
20,453	*,e	The ExOne Company	1,262
22,707		Thermax Ltd	229
150,896	*	Thermon Group Holdings	3,078
128,561		THK Co Ltd	2,698
1,360,000	*,e	Tianjin Development Hldgs	731
269,482		Timken Co	15,166
190,673	e	Titan International, Inc	3,217
69,528	*,e	Titan Machinery, Inc	1,365
23,386	*	TK Corp	463
536,000	*	Toa Corp/Tokyo	734
14,000		Tocalo Co Ltd	185
282,000		Toda Corp	781
49,000		Toenec Corp	238
108,900		Tokai Corp	353
96,060	*	Tokyu Construction Co Ltd	226
53,978		Tong-Tai Machine & Tool Co Ltd	41
178,625		Topco Technologies Corp	412
23,000		Torishima Pump Manufacturing Co Ltd	188
79,460		Toro Co	3,608
124,842		Toromont Industries Ltd	2,771
138,964		Toshiba Machine Co Ltd	678
45,000		Toshiba Plant Systems & Services Corp	674
1,914,500		Total Bangun Persada Tbk PT	226
25,400		Totetsu Kogyo Co Ltd	456
419,677		Toto Ltd	4,267
76,000	e	Toyo Construction Co Ltd	181
152,000		Toyo Engineering Corp	654
10,500	e	Toyo Tanso Co Ltd	185
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
235,701		Toyota Tsusho Corp	$6,061
777,000		Tradewinds Corp BHD	266
334,743		Trakya Cam Sanayi AS	458
65,867		TransDigm Group, Inc	10,326
3,204,883		Travis Perkins plc	70,963
1,087,621		Trelleborg AB (B Shares)	16,311
39,981	e	Trevi Finanziaria S.p.A.	319
95,006	*	Trex Co, Inc	4,512
202,192	*	Trimas Corp	7,538
310,810		Trinity Industries, Inc	11,948
53,453		Triumph Group, Inc	4,231
50,562		Trusco Nakayama Corp	1,006
168,000		Tsubakimoto Chain Co	989
70,000		Tsugami Corp	405
22,000		Tsukishima Kikai Co Ltd	215
1,433,512		Tuan Sing Holdings Ltd	389
526,539		Turk Sise ve Cam Fabrikalari AS	736
66,376		Turk Traktor ve Ziraat Makineleri AS	2,339
30,699	e	Twin Disc, Inc	728
157,095		Ultra Electronics Holdings	4,092
380,000		Union Mosaic Industry PCL	184
11,700		Union Tool Co	209
101,172	*,e	Unison Co Ltd	407
225,000	e	United Engineers Ltd	429
504,378	e	United Group Ltd	3,168
404,000		United Integrated Services Co Ltd	393
369,757	*,e	United Rentals, Inc	18,455
1,802,203		United Technologies Corp	167,497
82,087		Universal Forest Products, Inc	3,277
75,476		Uponor Oyj	1,129
200,251		URS Corp	9,456
318,284	*,e	USG Corp	7,336
1,386,500		Ushio, Inc	18,307
108,801		Vallourec	5,521
129,877		Valmont Industries, Inc	18,584
249,983	*	Vestas Wind Systems AS	3,534
1,266,489		Vesuvius plc	7,096
72,670		Vicor Corp	498
1,125,294		Vinci S.A.	56,445
136,975		Voltas Ltd	186
212,997		Volvo AB (B Shares)	2,842
91,793	*,e	Von Roll Holding AG.	141
6,141		Vossloh AG.	580
385,545		W.W. Grainger, Inc	97,227
270,611	*	Wabash National Corp	2,755
581,828	*	WABCO Holdings, Inc	43,457
33,547		Wacker Construction Equipment AG.	451
280,300		Wafangdian Bearing Co Ltd	190
22,038	e	Wajax Income Fund	667
61,000		Wakita & Co Ltd	542
3,707,350	*	Walsin Lihwa Corp	1,043
7,220		Walter Meier AG.	373
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
23,665		Wartsila Oyj (B Shares)	$1,028
6,326,500		Waskita Karya Persero Tbk PT	488
88,264		Watsco, Inc	7,411
114,141		Watts Water Technologies, Inc (Class A)	5,175
52,000		Ways Technical Corp Ltd	116
1,423,700		WCT Berhad	1,122
226,200		Weg S.A.	2,854
713,300	e	Weichai Power Co Ltd	2,093
56,524		Weir Group plc	1,848
199,520		Well Shin Technology Co Ltd	346
91,164	*,e	WESCO International, Inc	6,196
573,243		Westinghouse Air Brake Technologies Corp	30,628
66,649	*,e	Westport Innovations, Inc	2,247
2,189,567	e	Wienerberger AG.	25,225
180,768		Wilson Bayly Holmes-Ovcon Ltd	2,816
620,389		Wolseley plc	28,624
289,564		Woodward Governor Co	11,583
26,127	e	Wooree ETI Co Ltd	89
49,903	*	Xerium Technologies, Inc	508
34,195	e	XP Power Ltd	639
127,137		Xxentria Technology Materials Corp	215
251,352		Xylem, Inc	6,771
11,360	e	Y G-1 Co Ltd	118
36,000		Yahagi Construction Co Ltd	156
106,000		Yamazen Corp	667
5,849,449	e	Yangzijiang Shipbuilding	3,818
151,637		Yazicilar Holding AS	1,853
140,341		YIT Oyj	2,404
39,000		Yokogawa Bridge Holdings Corp	381
717,000	e	Yoma Strategic Holdings Ltd	513
22,070	e	Young Poong Precision Corp	195
5,190,000		Yuanda China Holdings Ltd	479
700,000		Yuasa Trading Co Ltd	1,217
548,000		Yungtay Engineering Co Ltd	1,088
53,000		Yurtec Corp	160
12,100		Yushin Precision Equipment Co Ltd	206
64,231	e	Zardoya Otis S.A.	910
12,160	e	Zehnder Group AG.	542
597,300		Zhuzhou CSR Times Electric Co Ltd	1,496
26,547		Zodiac S.A.	3,515
9,100	*,e	Zuiko Corp	629
31,286		Zumtobel AG.	313
		TOTAL CAPITAL GOODS	8,715,653

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
10,000	*,e	51job, Inc (ADR)	675
40,304		Aangpanneforeningen AB (B Shares)	1,021
222,044		ABM Industries, Inc	5,442
258,313		Acacia Research (Acacia Technologies)	5,773
457,737	*	ACCO Brands Corp	2,911
61,856	e	Acorn Energy, Inc	522
29,793		Adcorp Holdings Ltd	89
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,271,622		Adecco S.A.	$72,421
105,358		Administaff, Inc	3,192
2,547,111		ADT Corp	101,502
174,071	*	Advisory Board Co	9,513
22,200		Aeon Delight Co Ltd	403
92,705		Aggreko plc	2,317
17,303		Akka Technologies S.A.	587
336,743	e	ALS Ltd	2,931
5,398		Amadeus Fire AG	308
151,425		American Banknote S.A.	2,215
89,731		American Ecology Corp	2,462
156,595	*	ARC Document Solutions, Inc	626
27,540		Assystem	557
35,560	*,e	AT Cross Co	603
215,470		Atkins WS plc	3,312
387,010		Avery Dennison Corp	16,549
301,514		Babcock International Group	5,063
50,543	e	Barrett Business Services, Inc	2,639
16,854		Bertrandt AG.	1,811
156,150		BFI Canada Ltd	3,364
68,862		Bilfinger Berger AG.	6,347
54,600	e	Black Diamond Group Ltd	1,160
87,699		Blue Label Telecoms Ltd	70
986,000	*,e	Blumont Group Ltd	918
2,416,016		Brambles Ltd	20,580
220,805		Brink’s Co	5,633
13,466		Brunel International	567
180,354		Bureau Veritas S.A.	4,670
145,427	e	Cabcharge Australia Ltd	534
161,195		Cape plc	598
1,368,470		Capita Group plc	20,115
122,534	*	Casella Waste Systems, Inc (Class A)	528
148,129	*,e	CBIZ, Inc	994
56,724	e	CDI Corp	803
29,114	e	Ceco Environmental Corp	358
192,974	*,e	Cenveo, Inc	411
12,195		Cewe Color Holding AG.	541
9,983,200	e	China Everbright International Ltd	7,682
230,599		Cintas Corp	10,501
133,501	*	Clean Harbors, Inc	6,746
213,800		Cleanaway Co Ltd	1,625
2,271	e	Compx International, Inc	32
28,773	*	Consolidated Graphics, Inc	1,353
299,000		Contax Participacoes S.A.	512
461,165	*,e	Coolbrands International, Inc	397
460,499	*	Copart, Inc	14,183
152,693		Corporate Executive Board Co	9,653
409,894		Corrections Corp of America	13,883
49,853		Courier Corp	712
223,729	e	Covanta Holding Corp	4,479
43,321	*	CRA International, Inc	800
50,686		Credit Corp Group Ltd	435
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,097,102		Dai Nippon Printing Co Ltd	$10,011
41,500		Daiseki Co Ltd	726
341,183		Davis Service Group plc	3,859
231,587		De La Rue plc	3,402
182,456		Deluxe Corp	6,322
114,315		Derichebourg	365
19,700		DirectCash Payments, Inc	449
4,376	*,e	Dolan Media Co	7
1,099,146		Downer EDI Ltd	3,584
100,869	e	Dun & Bradstreet Corp	9,830
55,698		Duskin Co Ltd	1,047
2,323,000	*	Eastern Media International Corp	299
3,252,848		Edenred	99,601
135,194	*	EnerNOC, Inc	1,793
97	*	en-japan, Inc	145
105,809		Ennis, Inc	1,829
298,866		Equifax, Inc	17,612
1,946,162		Experian Group Ltd	33,824
77,378		Exponent, Inc	4,574
1,158,000	*,e,m	Fook Woo Group Holdings Ltd	102
35,544	*	Franklin Covey Co	478
163,439	*	FTI Consulting, Inc	5,375
15,463,000		Fung Choi Media Group Ltd	1,452
76,933		G & K Services, Inc (Class A)	3,662
69,981		Gategroup Holding AG.	1,467
46,300		Genivar Income Fund	1,057
272,597		Geo Group, Inc	9,255
9,568	e	GL Events	199
51,661	*	GP Strategies Corp	1,231
1,174,581		Group 4 Securicor plc	4,142
60,817	e	Gunnebo AB	252
3,831,821		Hays plc	5,191
232,037		Healthcare Services Group	5,690
74,965		Heidrick & Struggles International, Inc	1,253
25,555	*,e	Heritage-Crystal Clean, Inc	373
194,228		Herman Miller, Inc	5,258
3,373	*,e	Hill International, Inc	9
177,268		HNI Corp	6,394
385,274		Homeserve plc	1,637
169,800		Horizon North Logistics, Inc	1,025
2,517	*,e	Hudson Highland Group, Inc	6
102,190	*	Huron Consulting Group, Inc	4,725
80,208	*	ICF International, Inc	2,527
633,024	*	ICO Global Communications Holdings Ltd	1,659
137,898	*	IHS, Inc (Class A)	14,394
145,862	*,e	Innerworkings, Inc	1,583
202,144		Interface, Inc	3,430
36,270	e	Intersections, Inc	318
140,902		Intertek Group plc	6,263
333,728		Intrum Justitia AB	6,831
149,020	*	Ipek Matbacilik Sanayi Ve Ticaret AS	247
392,863		Iron Mountain, Inc	10,454
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
516,080		ITE Group plc	$2,345
86,100	e	Itoki Corp	467
3,805		Kaba Holding AG.	1,427
136,537		KAR Auction Services, Inc	3,123
28,000	*	KD Holding Corp	152
111,734		Kelly Services, Inc (Class A)	1,952
19,358	e	KEPCO Plant Service & Engineering Co Ltd	881
103,852		Kforce, Inc	1,516
486,800	e	K-Green Trust	401
139,413		Kimball International, Inc (Class B)	1,354
187,148		Knoll, Inc	2,659
224,900		Kokuyo Co Ltd	1,561
231,164	*	Korn/Ferry International	4,332
243,000		Kyodo Printing Co Ltd	680
487,000		L&K Engineering Co Ltd	465
75,967		Loomis AB	1,460
216,882		Manpower, Inc	11,885
16,162		Matsuda Sangyo Co Ltd	202
91,886		McGrath RentCorp	3,139
92,729		McMillan Shakespeare Ltd	1,370
208,236	e	Mears Group plc	1,225
108,800		Meitec Corp	2,527
5,477	*,e	Metalico, Inc	7
347,808		Michael Page International plc	1,967
137,411		Mine Safety Appliances Co	6,396
783,037		Mineral Resources Ltd	5,893
52,826	*	Mistras Group, Inc	929
504,770		Mitie Group	1,929
22,072		Mitsubishi Pencil Co Ltd	437
153,325	*	Mobile Mini, Inc	5,083
95,960	e	Morneau Sobeco Income Fund	1,278
82,373	e	Moshi Moshi Hotline, Inc	1,026
45,958	e	Multi-Color Corp	1,394
58,400		Multiplus S.A.	852
29,273	*	National Technical Systems, Inc	410
207,445	*	Navigant Consulting, Inc	2,489
68,245		Newalta, Inc	927
698,596		Nielsen Holdings NV	23,466
12,000		Nihon M&A Center, Inc	673
6,200		Nippon Kanzai Co Ltd	90
30,960	*,e	Nissha Printing Co Ltd	544
23,142	e	NL Industries, Inc	261
241,414	*,e	Odyssey Marine Exploration, Inc	715
75,000		Okamura Corp	505
155,070	*	On Assignment, Inc	4,143
22,768		Oyo Corp	356
222,200		Park24 Co Ltd	4,031
168		Pasona Group, Inc	111
43,800		PayPoint plc	703
72,703	*	Performant Financial Corp	843
17,600		Pilot Corp	595
407,112	e	Pitney Bowes, Inc	5,976
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
49,138		Poyry Oyj	$239
79,293		Proffice AB	257
322,368		Programmed Maintenance Services Ltd	725
79,900		PRONEXUS, Inc	518
341,814		Prosegur Cia de Seguridad S.A.	1,870
98,324	e	Quad	2,370
888,640	e	R.R. Donnelley & Sons Co	12,450
134,936		Randstad Holdings NV	5,547
1,013,487		Regus plc	2,418
2,367,685		Rentokil Initial plc	3,206
647,161		Republic Services, Inc	21,965
168,260		Resources Connection, Inc	1,952
109,800	e	Ritchie Bros Auctioneers, Inc	2,105
420,977		Robert Half International, Inc	13,989
180,291		Rollins, Inc	4,670
285,102		RPS Group plc	879
265,440	*	RPX Corp	4,459
22,379		S1 Corp (Korea)	1,228
243,331	e	SAI Global Ltd (New)	806
21,152	e	Sato Corp	394
51,302		Schawk, Inc (Class A)	674
4,345		Seche Environnement S.A.	184
270,658		Secom Co Ltd	14,716
242,723		Securitas AB (B Shares)	2,122
168,131		Seek Ltd	1,392
901,305		Serco Group plc	8,476
4,427		SGS S.A.	9,504
154,600	*	Shanghai Youngsun Investment C	163
525,715		Shanks Group plc	631
26,700		Shenzhen Dongjiang Environmental Co Ltd	96
542,172		Skilled Group Ltd	1,275
36,992		Societe BIC S.A.	3,711
273,494		Sohgo Security Services Co Ltd	4,946
151,240		Sporton International, Inc	382
56,412	*	Standard Parking Corp	1,211
110,693		Stantec, Inc	4,673
398,052		Steelcase, Inc (Class A)	5,804
641,228	*	Stericycle, Inc	70,811
151,203	e	Sthree plc	764
245,000		Taiwan Secom Co Ltd	593
498,000		Taiwan-Sogo Shinkong Security Corp	622
68,130	*	Team, Inc	2,579
281,074		Teleperformance	13,536
43,546		Temp Holdings Co Ltd	991
262,490	*	Tetra Tech, Inc	6,171
486,000		Tianjin Capital Environmental Protection Group Co Ltd	175
60,042		TMS International Corp	890
5,800		Tokyu Community Corp	253
354,232		Tomra Systems ASA	3,003
145,400		Toppan Forms Co Ltd	1,261
989,944		Toppan Printing Co Ltd	6,867
147,914		Towers Watson & Co	12,120
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
154,230	e	Transcontinental, Inc	$1,876
629,877		Transfield Services Ltd	445
1,312,333	*	Transpacific Industries Group Ltd	956
65,594	*	TRC Cos, Inc	459
301,335	*	TrueBlue, Inc	6,343
3,922,881		Tyco International Ltd	129,259
52,689		Unifirst Corp	4,808
166,618		United Stationers, Inc	5,590
83,406		USG People NV	544
1,409,624	*	Verisk Analytics, Inc	84,155
103,571		Viad Corp	2,540
17,507		VSE Corp	719
134,159	*	WageWorks, Inc	4,622
297,848		Waste Connections, Inc	12,253
1,009,924		Waste Management, Inc	40,730
7,100	e	Weathernews, Inc	149
72,967		West Corp	1,615
1,090,000		WHK Group Ltd	665
214,628		Yem Chio Co Ltd	148
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,373,517

CONSUMER DURABLES & APPAREL - 2.1%
1,492,000	e	361 Degrees International Ltd	354
846,000		Ability Enterprise Co Ltd	758
35,925		Accell Group	559
198,087		Adidas-Salomon AG.	21,413
168,000		Advanced International Multitech Co Ltd	182
17,402	e	Agabang&Company	79
446,574		Aksa Akrilik Kimya Sanayii	1,567
2,530,735		Alok Industries Ltd	294
51,000		Alpine Electronics, Inc	513
592,940		Altek Corp	345
143,978		Amer Sports Oyj (A Shares)	2,647
228,419	*	American Apparel, Inc	439
130,289		American Greetings Corp (Class A)	2,374
2,669,949		AmTRAN Technology Co Ltd	2,173
3,156,500	e	Anta Sports Products Ltd	2,752
271,807		Arcelik AS	1,795
59,743		Arctic Cat, Inc	2,687
68,600		Arezzo Industria e Comercio S.A.	1,044
49,700	e	Arnest One Corp	974
222,400	*,e	Aruze Corp	3,939
769,450		Arvind Ltd	1,006
135,000	*	Asia Optical Co, Inc	142
103,251		Asics Corp	1,627
216,000	e	Atsugi Co Ltd	233
138,095		Avgol Industries 1953 Ltd	134
50,191	*	Bang & Olufsen AS (B Shares)	455
1,520,989	*	Barratt Developments plc	7,155
9,040	*	Basic House Co Ltd	128
46,130		Bassett Furniture Industries, Inc	716
72,290		Bata India Ltd	1,014
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
93,042	*,e	Beazer Homes USA, Inc	$1,630
2,722,000	*	Beijing Properties Holdings Ltd	196
175,188		Bellway plc	3,383
54,944	e	Beneteau S.A.	607
275,223		Berkeley Group Holdings plc	8,915
505,842		Billabong International Ltd	69
529,000	e	Billion Industrial Holdings Ltd	334
33,557	e	Blyth, Inc	468
289,945		Bombay Dyeing & Manufacturing Co Ltd	289
4,235,100	e	Bosideng International Holdings Ltd	885
176,864		Bovis Homes Group plc	2,051
405,192		Brookfield Incorporacoes S.A.	272
64,569	*	BRP, Inc	1,504
65,133	e	Brunello Cucinelli S.p.A	1,608
328,225		Brunswick Corp	10,487
761,936		Burberry Group plc	15,675
88,650	*,e	BWG Homes ASA	197
291,018	e	Callaway Golf Co	1,915
393,656		Carter’s, Inc	29,158
301,719	*	Casio Computer Co Ltd	2,657
23,736	*	Cavco Industries, Inc	1,198
332,000		Cecep Costin New Materials Grp Ltd	140
2,296,000	*	Chigo Holding Ltd	50
3,160,400	e	China Dongxiang Group Co	506
3,848,000	e	China Haidian Holdings Ltd	351
836,000	e	China Lilang Ltd	443
20,400		Chofu Seisakusho Co Ltd	440
135,439		Christian Dior S.A.	21,881
22,600		Cia Providencia Industria e Comercio S.A.	84
165,000	*,e	Clarion Co Ltd	205
80,046	*,e	Clarus Corp	752
33,200		Cleanup Corp	263
1,049,336		Coach, Inc	59,907
51,978	e	Columbia Sportswear Co	3,256
753,717		Compagnie Financiere Richemont S.A.	66,469
1,134,700	*,e	Consorcio ARA, S.A. de C.V.	410
12,000		Corona Corp	132
654,100	*,e	Corp GEO S.A. de C.V. (Series B)	280
193,024	*	Crest Nicholson Holdings plc	939
1,415,971	*	CROCS, Inc	23,364
36,496		CSS Industries, Inc	910
28,971		Culp, Inc	504
1,116,281		Cyrela Brazil Realty S.A.	7,674
30,200		Daidoh Ltd	197
40,800		Daikoku Denki Co Ltd	779
247,384	*,e	Deckers Outdoor Corp	12,495
101,771	*	Delclima	96
181,222		De’Longhi S.p.A.	2,832
127	*,e	Delta Apparel, Inc	2
938,200	*,e	Desarrolladora Homex S.A. de C.V.	591
54,590		Descente Ltd	384
127,600		Direcional Engenharia S.A.	769
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
63,433		Dorel Industries, Inc (Class B)	$2,214
1,666,587		DR Horton, Inc	35,465
333,274		Eclat Textile Co Ltd	2,446
2,509,317		Electrolux AB (Series B)	63,322
248,000		Embry Holdings Ltd	147
85,143	e	Ethan Allen Interiors, Inc	2,452
565,600		Even Construtora e Incorporadora S.A.	1,997
434,000		Evergreen International Holdin	72
44,865	*	EveryWare Global, Inc	545
209,000		Ez Tec Empreendimentos e Participacoes S.A.	2,565
324,030		Feng TAY Enterprise Co Ltd	544
33,100		Fields Corp	522
492,834	*	Fifth & Pacific Cos, Inc	11,010
12,823	e	Fila Korea Ltd	771
55,300		Fiyta Holdings Ltd	43
16,937		Flexsteel Industries, Inc	413
1,602		Forbo Holding AG.	1,021
677,520		Formosa Taffeta Co Ltd	642
53,257		Forus S.A.	304
130,936	*	Fossil Group, Inc	13,527
60,810	e	Foster Electric Co Ltd	995
160,000		France Bed Holdings Co Ltd	306
204,000	e	Fujibo Holdings Inc	490
187,000		Fujitsu General Ltd	1,814
28,800	*	Funai Electric Co Ltd	283
580,000	*	Gafisa S.A.	749
176,346	*,e	Garmin Ltd	6,377
70,909		Genius Electronic Optical Co Ltd	401
113,353	e	Geox S.p.A.	282
30,800		Gerry Weber International AG.	1,302
522,149		Giant Manufacturing Co Ltd	3,579
73,086	*	G-III Apparel Group Ltd	3,517
221,978		Gildan Activewear, Inc	9,002
156,938		Gitanjali Gems Ltd	618
676,637		Glorious Sun Enterprises Ltd	183
32,000		Goldwin, Inc	151
775,000	e	Goodbaby International Holding	306
83,176	e	GUD Holdings Ltd	454
1,133,017		Gunze Ltd	2,739
1,347,400		Haier Electronics Group Co Ltd	2,140
23,500	e	Hajime Construction Co Ltd	1,309
18,240	e	Handsome Co Ltd	462
1,242,233		Hanesbrands, Inc	63,876
22,499	e	Hansae Co Ltd	327
8,670,500	*	Hanson International Tbk PT	644
27,650	e	Hanssem Co Ltd	742
66,685		Harman International Industries, Inc	3,614
255,014	e	Hasbro, Inc	11,432
2,548,000	*	Haseko Corp	3,104
15,264		Hefei Meiling Co Ltd	7
46,500		Heiwa Corp	815
377,910		Helbor Empreendimentos S.A.	1,463
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
131,437	*	Helen of Troy Ltd	$5,043
36,000	*	Higashi Nihon House Co Ltd	209
1,478,000	*	Hisense Kelon Electrical Holdings Co Ltd	818
40,948		Hooker Furniture Corp	666
25,700	*	Hoosiers Holdings Co Ltd	203
880,000		Hosa International Ltd	349
508,941	*,e	Hovnanian Enterprises, Inc (Class A)	2,855
27,531		Hugo Boss AG.	3,027
317,810		Husqvarna AB (B Shares)	1,678
118,180		Huvis Corp	1,039
11,066		IC Companys AS	236
216,062	*	Iconix Brand Group, Inc	6,354
47,239		Indesit Co S.p.A.	352
910,000		International Taifeng Holdings Ltd	208
100,334	*,e	iRobot Corp	3,990
80,945	e	Jakks Pacific, Inc	911
38,000		Japan Vilene Co Ltd	192
77,000		Japan Wool Textile Co Ltd	548
3,109,664	*	Jarden Corp	136,048
203,699	*	Jinshan Development & Construction Co Ltd	100
234,247		JM AB	4,936
78,289		Johnson Health Tech Co Ltd	214
21,893	*	Johnson Outdoors, Inc	545
324,036		Jones Apparel Group, Inc	4,456
148,200		JVC KENWOOD Holdings, Inc	350
390,116	e	KB Home	7,658
118,000		Kinko Optical Co Ltd	125
563,500		Konka Group Co Ltd	175
254,000		Kurabo Industries Ltd	409
591,000		Kwong Fong Industries	324
1,866	*	Kyungbang Ltd	212
593,820		Lao Feng Xiang Co Ltd	1,120
205,631		La-Z-Boy, Inc	4,168
588,000		Le Saunda Holdings	215
93,112		Lealea Enterprise Co Ltd	33
293,053	*,e	Leapfrog Enterprises, Inc	2,884
337,853	e	Leggett & Platt, Inc	10,504
216,041	e	Lennar Corp (Class A)	7,786
156,452	e	LG Electronics, Inc	9,944
28,760	e	LG Fashion Corp	707
1,467,750	*,e	Li Ning Co Ltd	728
363,179		Li Peng Enterprise Co Ltd	150
65,411	*	Libbey, Inc	1,568
40,978		Lifetime Brands, Inc	557
691,000		Luthai Textile Co Ltd	724
840,842		Luxottica Group S.p.A.	42,543
505,841		LVMH Moet Hennessy Louis Vuitton S.A.	82,126
93,263	*,e	M/I Homes, Inc	2,141
94,301	*	Maidenform Brands, Inc	1,634
4,054		Maisons France Confort	124
486,000		Makalot Industrial Co Ltd	2,314
1,044,000	e	Man Wah Holdings Ltd	1,301
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,442	*,m	Mariella Burani S.p.A.	$0	^
37,816	e	Marine Products Corp	303
9,700		Mars Engineering Corp	185
2,319,433		Matsushita Electric Industrial Co Ltd	18,676
1,041,874		Mattel, Inc	47,207
151,927		MDC Holdings, Inc	4,939
839,600		Merida Industry Co Ltd	4,957
126,489	*	Meritage Homes Corp	5,485
169,700		Merry Electronics Co Ltd	350
1,235,555	*	Michael Kors Holdings Ltd	76,629
3,120,000	*	Ming Fung Jewellery Group Ltd	101
66,000		Misawa Homes Co Ltd	1,225
65,000		Mitsui Home Co Ltd	308
126,000		Mizuno Corp	682
425,494	*	Mohawk Industries, Inc	47,864
107,070		Movado Group, Inc	3,622
363,798		MRV Engenharia e Participacoes S.A.	1,053
32,752		Mulberry Group plc	461
20,121		Nacco Industries, Inc (Class A)	1,153
5,200		Nagawa Co Ltd	89
730,222		Namco Bandai Holdings, Inc	11,835
207,436	*	Nautilus, Inc	1,803
102,810		New Wave Group AB (B Shares)	501
2,023,626		Newell Rubbermaid, Inc	53,120
116,072		Nexity	4,308
12,900		Nidec Copal Corp	109
517,725		Nien Hsing Textile Co Ltd	491
2,434,311		Nike, Inc (Class B)	155,017
125,335		Nikon Corp	2,928
180,985		Nobia AB	1,053
79,503	*	NVR, Inc	73,302
709,531		Onward Kashiyama Co Ltd	5,869
29,362		Oriental Weavers	84
46,725		Oxford Industries, Inc	2,916
1,352,637		Pacific Textile Holdings Ltd	1,517
277,000		PanaHome Corp	1,786
203,273		Pandora AS	6,871
1,823,202		PDG Realty S.A.	1,724
402,000	*,m	Peace Mark Holdings Ltd	0	^
1,569,000	e	Peak Sport Products Co Ltd	279
15,000		Pegas Nonwovens S.A.	389
49,194		Perry Ellis International, Inc	999
397,987		Persimmon plc	7,144
528,671		Phillips-Van Heusen Corp	66,110
356,300	*,e	Pioneer Corp	692
9,854,857		Playmates Holdings Ltd	9,755
208,139	e	Polaris Industries, Inc	19,773
71,428	*	Poltrona Frau S.p.A.	128
160,675		Pool Corp	8,421
661,000	e	Ports Design Ltd	428
2,796,730		Pou Chen Corp	2,642
250,000	e	Prada S.p.A	2,254
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,100	*	Pressance Corp	$179
1,258,200	e	Prime Success International Group Ltd	1,072
5,567,250		PT Modern Internasional Tbk	526
2,989,739	*	Pulte Homes, Inc	56,715
481,396	*,e	Quiksilver, Inc	3,100
267,001		Rajesh Exports Ltd	546
135,823		Ralph Lauren Corp	23,598
130,103		Raymond Ltd	541
287,256	*	Redrow plc	953
155,700		Restoque Comercio e Confeccoes de Roupas S.A.	565
38,581		RG Barry Corp	627
33,328		Rinnai Corp	2,370
30,800		Rodobens Negocios Imobiliarios S.A.	199
26,300		Roland Corp	243
430,806		Rossi Residencial S.A.	564
773,914		Ruentex Industries Ltd	1,700
156,561	e	Ryland Group, Inc	6,278
42,644	*	Safilo Group S.p.A.	817
53,441		Salvatore Ferragamo Italia S.p.A	1,662
481,000		Sampo Corp	163
2,384,000		Samson Holding Ltd	443
3,239,400	e	Samsonite International	7,764
32,976		Sangetsu Co Ltd	824
11,621		Sankyo Co Ltd	549
144,000		Sanyo Electric Taiwan Co Ltd	174
125,000		Sanyo Shokai Ltd	312
28,477	e	SEB S.A.	2,305
1,267,350		Sega Sammy Holdings, Inc	31,757
333,000		Seiko Holdings Corp	1,348
1,293,230		Seiren Co Ltd	8,045
1,034,454		Sekisui Chemical Co Ltd	10,984
1,913,471		Sekisui House Ltd	27,647
481,900	*	Shanghai Haixin Group Co	252
1,282,425	*,e	Sharp Corp	5,164
812,000	e	Shenzhou International Group Holdings Ltd	2,340
24,204		Shimano, Inc	2,062
221,000		Shinkong Textile Co Ltd	299
174,000		Sitoy Group Holdings Ltd	72
160,053	*	Skechers U.S.A., Inc (Class A)	3,843
51,150	*,e	Skullcandy, Inc	279
4,883,877		Skyworth Digital Holdings Ltd	2,452
340,096	*,e	Smith & Wesson Holding Corp	3,394
876,666		Socovesa S.A.	310
47,390	*,e	SodaStream International Ltd	3,443
1,558,284	*,e	Sony Corp	32,921
164,000	*	Sony Corp (ADR)	3,475
13,300		SRI Sports Ltd	151
802,104	*,e	Standard-Pacific Corp	6,682
2,244,068	*,e	Steinhoff International Holdings Ltd	5,566
30,597	*	Steinway Musical Instruments, Inc	931
732,000	e	Stella International Holdings Ltd	2,020
244,127	*	Steven Madden Ltd	11,811
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
65,894	e	Sturm Ruger & Co, Inc	$3,166
256,854		Sumitomo Forestry Co Ltd	3,131
715,000	e	Sunny Optical Technology Group Co Ltd	856
56,471		Swatch Group AG.	30,847
172,617		Swatch Group AG. Reg	16,232
121,000	*,e	Sxl	167
116	*	Tact Home Co Ltd	210
97,000		Tainan Enterprises Co Ltd	104
717,000		Tainan Spinning Co Ltd	335
192,600		Taiwan Paiho Ltd	161
20,400		Taiwan Sakura Corp	11
100,693	e	Takamatsu Corp	1,591
18,500		Tamron Co Ltd	387
1,787,298	*	Tatung Co Ltd	447
103,343	*	Taylor Morrison Home Corp	2,520
8,104,992		Taylor Woodrow plc	11,809
2,082,000		TCL Multimedia Technology Holdings Ltd	1,219
39,000		Technos S.A.	292
4,009,617		Techtronic Industries Co	9,519
151,800		Tecnisa S.A.	580
189,855	*	Tempur-Pedic International, Inc	8,335
770,000	e	Texhong Textile Group Ltd	987
800,000		Texwinca Holdings Ltd	741
454,315	*	Thomson	1,809
2,340,000	*	Time Watch Investments Ltd	231
253,171		Titan Industries Ltd	949
15,439		Tod’s S.p.A.	2,178
13,770		Token Corp	760
236,939	*	Toll Brothers, Inc	7,731
133,941	*,e	TomTom NV	660
72,168		Tomy Co Ltd	337
25,725	e	Touei Housing Corp	503
822,715	*,e	TRI Pointe Homes, Inc	13,641
13,074		Trigano S.A.	164
1,198,000	e	Trinity Ltd	413
89,172		True Religion Apparel, Inc	2,823
318,800		TSI Holdings Co Ltd	1,885
17,056		TTK Prestige Ltd	904
313,264	*	Tumi Holdings, Inc	7,518
82,662	*	Tuni Textile Mills Ltd	10
921,856		Tupperware Corp	71,619
135,370	*,e	Under Armour, Inc (Class A)	8,083
65,300		UNICASA Industria de Moveis S.A.	191
58,052	*	Unifi, Inc	1,200
624,000	*	Unitika Ltd	314
60,936	*	Universal Electronics, Inc	1,714
591,479	*,e	Urbi Desarrollos Urbanos S.A. de C.V	108
1,476		Vardhman Textiles Ltd	7
70,743	*,e	Vera Bradley, Inc	1,532
201,118	*	Vestel Beyaz Esya Sanayi ve Ticaret AS	304
179,066	*	Vestel Elektronik Sanayi	217
437,257		VF Corp	84,417
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
131,627		Wacoal Holdings Corp	$1,315
1,335,500	e	Weiqiao Textile Co	802
3,606,000		Welling Holding Ltd	738
8,100	*	West Holdings Corp	230
29,423		Weyco Group, Inc	741
402,484		Whirlpool Corp	46,028
28,254	*	Whirlpool of India Ltd	94
62,804	*	William Lyon Homes, Inc	1,583
336,014	e	Wolverine World Wide, Inc	18,350
26,618	*,e	Woongjin Chemical Co Ltd	240
114,749		Woongjin Coway Co Ltd	5,576
296,131		Wuxi Little Swan Co Ltd	296
2,228,500		XTEP International Holdings	925
121,750		Yamaha Corp	1,395
98,000		YGM Trading Ltd	252
44,000		Young Optics, Inc	114
31,260	e	Youngone Corp	1,070
10,670		Youngone Holdings Co Ltd	641
992,907		Yue Yuen Industrial Holdings	2,566
114,644	*,e	Zagg, Inc	613
40,970		Zeng Hsing Industrial Co Ltd	175
11,000		Zhonglu Co Ltd	8
248,115		Zig Sheng Industrial Co Ltd	76
		TOTAL CONSUMER DURABLES & APPAREL	2,302,378

CONSUMER SERVICES - 2.1%
523,472		888 Holdings plc	1,174
144,600		Abril Educacao S.A.	2,527
503,080		Accor S.A.	17,684
2,747		Accordia Golf Co Ltd	2,883
262,926		Advtech Ltd	186
5,100	*	Aeon Fantasy Co Ltd	94
135,298	*	AFC Enterprises	4,863
126,905		Ainsworth Game Technology Ltd	466
711,000	e	Ajisen China Holdings Ltd	554
647,202	e	Alsea SAB de C.V.	1,540
255,000		Ambassador Hotel	255
60,227	*,e	American Public Education, Inc	2,238
111,768		Ameristar Casinos, Inc	2,938
925,000		Anhanguera Educacional Participacoes S.A.	5,348
205,396	*,e	Apollo Group, Inc (Class A)	3,640
554,126	e	Aristocrat Leisure Ltd	2,166
60,425	*	Ascent Media Corp (Series A)	4,717
58,300	e	Atom Corp	338
140,014	e	Autogrill S.p.A.	1,943
354,909	*,e	Bally Technologies, Inc	20,024
84,938		Benesse Corp	3,064
1,126,535		Berjaya Sports Toto BHD	1,558
17,800	*	Best Bridal Inc	138
86,576		BETFAIR Group Ltd	1,124
38,296	e	Betsson AB	972
184,434	*	BHG S.A.-Brazil Hospitality Group	1,323
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
84,066	*	BJ’s Restaurants, Inc	$3,119
21,970,800	*	Bloomberry Resorts Corp	4,565
567,694	*	Bloomin’ Brands, Inc	14,124
110,242		Bob Evans Farms, Inc	5,179
193,954	*,e	Boyd Gaming Corp	2,192
63,523	*	Bravo Brio Restaurant Group, Inc	1,132
74,045	*,e	Bridgepoint Education, Inc	902
43,821	*	Bright Horizons Family Solutions	1,521
782,101	e	Brinker International, Inc	30,838
64,857	*,e	Buffalo Wild Wings, Inc	6,366
145,480		Burger King Worldwide, Inc	2,838
131,416	*,e	Caesars Entertainment Corp	1,800
716,000		Cafe de Coral Holdings Ltd	2,135
82,350	*	Capella Education Co	3,430
214,162	*,e	Career Education Corp	621
3,539,701		Carnival Corp	121,376
133,568		Carnival plc	4,643
54,836		Carriage Services, Inc	929
106,729	*	Carrols Restaurant Group, Inc	689
88,906		CBRL Group, Inc	8,416
61,903		CEC Entertainment, Inc	2,541
1,301,300		Central Plaza Hotel PCL	1,388
2,978,040		Century City International	214
194,060	e	Cheesecake Factory	8,129
4,480,000		China Travel International Inv HK	834
144,822	*	Chipotle Mexican Grill, Inc (Class A)	52,766
27,396	e	Choice Hotels International, Inc	1,087
44,969		Churchill Downs, Inc	3,546
531,572	*	Chuy’s Holdings, Inc	20,380
11,133		Cie des Alpes	226
66,425	e	City Lodge Hotels Ltd	806
25,536	*	Club Mediterranee S.A.	583
364	e	Collectors Universe	5
70,000	e	Colowide Co Ltd	662
544,826		Compass Group plc	6,962
83,425	e	Consumers’ Waterheater Income Fund	723
330,594	*,e	Corinthian Colleges, Inc	741
27,597		Corporate Travel Management Lt	103
63,279		Cox & Kings India Ltd	132
2,888	e	Credu Corp	102
188,949		Crown Ltd	2,083
9,000		Daisyo Corp	114
150,990		Darden Restaurants, Inc	7,622
400,682	*	Del Frisco’s Restaurant Group, Inc	8,579
568,950	*	Denny’s Corp	3,198
133,656	e	DeVry, Inc	4,146
98,235		Dignity plc	2,043
61,144		DineEquity, Inc	4,211
34,342	*	Diversified Restaurant Holdings, Inc	273
224,990		Domino’s Pizza UK & IRL plc	2,294
148,101	e	Domino’s Pizza, Inc	8,612
95,000		Doutor Nichires Holdings Co Ltd	1,337
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
361,687		Dunkin Brands Group, Inc	$15,487
4,051,400		Dynam Japan Holdings Co Ltd	7,365
589,213		Echo Entertainment Group Ltd	1,652
89,856	*,e	Education Management Corp	505
67,227		EIH Ltd	58
25,193		Einstein Noah Restaurant Group, Inc	358
1,135,000		Emperor Entertainment Hotel Ltd	393
1,950,848		Enjoy S.A.	288
677,419	*	Enterprise Inns plc	1,105
376,900		Estacio Participacoes S.A.	2,703
31,247	*,e	Euro Disney SCA	183
74,624		Famous Brands Ltd	718
97,354	*	Fiesta Restaurant Group, Inc	3,348
348,138		First Hotel	223
131,700	e	Flight Centre Ltd	4,716
113,672		Formosa International Hotels Corp	1,330
69,000		Fortuna Entertainment Group NV	328
69,000		Fujita Kanko, Inc	288
2,707,473	*,e	Galaxy Entertainment Group Ltd	13,151
2,736,905		Genting BHD	9,013
13,607,000	*	Genting Hong Kong Ltd	6,039
35,599,228	e	Genting International plc	36,914
595,000	*	Golden Eagle Energy Tbk PT	356
62,000		Gourmet Master Co Ltd	356
156,137	*	Grand Canyon Education, Inc	5,032
41,500	e	Grand Korea Leisure Co Ltd	1,282
71,257	*	Great Canadian Gaming Corp	678
289,469		Greene King plc	3,409
663,000	e	GuocoLeisure Ltd	409
845,599		H&R Block, Inc	23,465
12,020		Hana Tour Service, Inc	755
233,044		Hillenbrand, Inc	5,525
26,500	*	Hiramatsu Inc	186
283,697		HIS Co Ltd	12,123
456,000		Hotel Properties Ltd	1,137
48,006		Hotel Shilla Co Ltd	2,556
254,050		Huangshan Tourism Development Co Ltd	307
736,431	*	Hyatt Hotels Corp	29,722
7,700		Ichibanya Co Ltd	267
23,180	*	Ignite Restaurant Group, Inc	437
245,919		Indian Hotels Co Ltd	199
135,620		InterContinental Hotels Group plc	3,727
1,124,010		International Game Technology	18,782
72,000		International Meal Co Holdings S.A.	688
109,495		International Speedway Corp (Class A)	3,446
633,194		Interval Leisure Group, Inc	12,613
154,029		Intralot S.A.-Integrated Lottery Systems & Services	361
305,150		Invocare Ltd	3,169
86,630	*	Isle of Capri Casinos, Inc	650
112,496	*,e	ITT Educational Services, Inc	2,745
272,745	*	Jack in the Box, Inc	10,716
81,985	*,e	Jamba, Inc	1,224
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
430,570		Jollibee Foods Corp	$1,472
54,500	*	JP-Holdings Inc/Japan	291
15,212	*	JTH Holding, Inc	247
70,914	*	Jubilant Foodworks Ltd	1,243
89,118	*,e	K12, Inc	2,341
130,090		Kangwon Land, Inc	3,585
15,650	e	Kappa Create Co Ltd	290
23,300		Kisoji Co Ltd	440
6,900	*	Koshidaka Holdings Co Ltd	207
2,012,000		Kosmopolito Hotels International Ltd	465
304,365	*	Krispy Kreme Doughnuts, Inc	5,311
432,900	*	Kroton Educacional S.A.	5,995
4,017		Kuoni Reisen Holding	1,264
36,200	e	Kura Corp	628
19,500		Kyoritsu Maintenance Co Ltd	687
2,255,940		Ladbrokes plc	6,853
356,500	*	Landmarks BHD	125
3,808,626		Las Vegas Sands Corp	201,591
139,891	*	Leofoo Development Co	65
157,629	*	Life Time Fitness, Inc	7,899
200,452	*,e	LifeLock, Inc	2,347
83,095	e	Lincoln Educational Services Corp	438
458,091		Lottomatica S.p.A.	11,463
81,285	*	Luby’s, Inc	687
51,790	e	Mac-Gray Corp	735
1,170,106	e	Macquarie Leisure Trust Group	1,829
80,491		Marcus Corp	1,024
366,962		Marriott International, Inc (Class A)	14,814
115,259	*	Marriott Vacations Worldwide Corp	4,984
726,257		Marston’s plc	1,551
8,700	e	Matsuya Foods Co Ltd	137
103,299		Matthews International Corp (Class A)	3,894
2,441,344		McDonald’s Corp	241,693
20,557	e	McDonald’s Holdings Co Japan Ltd	570
7,858		MegaStudy Co Ltd	423
15,400	*	Meiko Network Japan Co Ltd	202
10,723,400	*	Melco Crown Philippines Resorts Corp	2,060
1,063,592	e	Melco International Development	1,996
105,959	*,e	Melco PBL Entertainment Macau Ltd (ADR)	2,369
5,762,000	e	MGM China Holdings Ltd	15,290
375,300	*	MGM Mirage	5,547
220,120		Millennium & Copthorne Hotels plc	1,885
5,068,790		Minor International PCL (Foreign)	4,025
274,130	*	Mitchells & Butlers plc	1,548
9,783		Modetour Network, Inc	227
32,458	*	Monarch Casino & Resort, Inc	547
95,879	*,e	Morgans Hotel Group Co	773
32,000		MOS Food Services, Inc	593
2,293	*,e	MTR Gaming Group, Inc	8
193,259	*	Multimedia Games, Inc	5,038
3,228,000		NagaCorp Ltd	2,509
9,502	*	Nathan’s Famous, Inc	496
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,694	e	National American University Holdings, Inc	$6
223,590	e	Navitas Ltd	1,182
52,771		NET Holding AS	68
105,012	*	NH Hoteles S.A.	375
24,324	*	Noodles & Co	894
37,126	*,e	Norwegian Cruise Line Holdings Ltd	1,125
19,000	e	Ohsho Food Service Corp	545
67,381		OPAP S.A.	564
17,637	*	Orascom Development Holding AG.	164
55,581		Oriental Land Co Ltd	8,601
1,780,286	*	Orient-Express Hotels Ltd (Class A)	21,648
125,947	*	Outerwall, Inc	7,389
406,000	e	Overseas Union Enterprise Ltd	907
24,500	e	Pacific Golf Group International Holdings KK	230
143,238		Paddy Power plc	12,291
506,436		Paliburg Holdings Ltd	160
227,957	*	Panera Bread Co (Class A)	42,386
96,776	*	Papa John’s International, Inc	6,326
52,500	e	Paradise Co Ltd	1,060
822,625	e	PartyGaming plc	1,406
2,530,639	*,e	Penn National Gaming, Inc	133,770
657,720		Philweb Corp	223
206,748	*	Pinnacle Entertainment, Inc	4,067
22,100		Plenus Co Ltd	363
952,398		Raffles Education Corp Ltd	221
48,317	*	Red Robin Gourmet Burgers, Inc	2,666
851,000		Regal Hotels International Holdings Ltd	379
193,406		Regis Corp	3,176
3,389,100		Resorts World BHD	4,161
61,652		Resorttrust, Inc	1,943
481,527		Restaurant Group plc	3,654
17,175,000	e	Rexcapital Financial Holdings Ltd	1,126
121,278	*	Rezidor Hotel Group AB	561
19,200	e	Ringer Hut Co Ltd	261
2,344	e	Riso Kyoiku Co Ltd	206
96,200		Round One Corp	582
694,785		Royal Caribbean Cruises Ltd	23,164
67,900		Royal Holdings Co Ltd	990
246,656	*	Ruby Tuesday, Inc	2,277
183,577		Ruth’s Chris Steak House, Inc	2,216
34,500	e	Saizeriya Co Ltd	467
7,840,961		Sands China Ltd	36,641
323,322	*	Scientific Games Corp (Class A)	3,637
36,413		SeaWorld Entertainment, Inc	1,278
999,876		Service Corp International	18,028
1,418,000	e	Shanghai Jinjiang International Hotels Group Co Ltd	215
224,984		Shanghai Jinjiang International Hotels Development Co Ltd	290
107,249		Shanghai Jinjiang International Travel Co Ltd	146
1,205,229		Shangri-La Asia Ltd	2,072
316,874	*	SHFL Entertainment, Inc	5,612
2,859	e	Shinsegae Food Co Ltd	237
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
791,690	e	Six Flags Entertainment Corp	$27,836
3,892,613	e	SJM Holdings Ltd	9,447
31,314		SkiStar AB (Series B)	353
280,696		Sky City Entertainment Group Ltd	947
30,012	*	SM Culture & Contents Co Ltd	73
64,000	*	Smiles S.A.	703
16,408		Sodexho Alliance S.A.	1,367
59,158	e	Sol Melia S.A.	449
340,590	*	Sonic Corp	4,959
234,669	e	Sotheby’s (Class A)	8,896
47,937	e	Speedway Motorsports, Inc	834
1,069,962		Spirit Pub Co plc	1,086
8,200		St Marc Holdings Co Ltd	370
674,000	e	Stamford Land Corp Ltd	313
597		Starbucks Coffee Japan Ltd	509
3,819,228		Starbucks Corp	250,121
1,011,327		Starwood Hotels & Resorts Worldwide, Inc	63,906
4,852	*	Steak N Shake Co	1,991
58,363	*	Steiner Leisure Ltd	3,085
253,451	e	Stewart Enterprises, Inc (Class A)	3,318
37,720	e	Strayer Education, Inc	1,842
160,417		Sun International Ltd	1,552
2,005,300		Ta Enterprise BHD	393
197,659		Tabcorp Holdings Ltd	550
593,615		Tattersall’s Ltd	1,715
213,547		Texas Roadhouse, Inc (Class A)	5,343
1,665,452	*	Thomas Cook Group plc	3,260
143,016	e	Tim Hortons, Inc (Toronto)	7,735
6,502	*	Tipp24 SE	374
250,000		Tokyo Dome Corp	1,550
172,000	e	Tokyotokeiba Co Ltd	590
18,100	e	Toridoll.corp	188
93,805		Town Sports International Holdings, Inc	1,010
890,000	*	Tsui Wah Holdings Ltd	497
391,252	*,e	TUI AG.	4,642
917,243		TUI Travel plc	4,973
65,874		Unibet Group plc (ADR)	2,205
115,277		Universal Technical Institute, Inc	1,191
119,919		Vail Resorts, Inc	7,377
23,700	e	Watami Co Ltd	421
112,401	e	Weight Watchers International, Inc	5,170
281,810	e	Wendy’s	1,643
150,149		Wetherspoon (J.D.) plc	1,519
625,654		Whitbread plc	29,105
1,326,648		William Hill plc	8,896
182,343	*	WMS Industries, Inc	4,652
74,000		Wowprime Corp	994
766,352		Wyndham Worldwide Corp	43,858
9,432,690	e	Wynn Macau Ltd	25,372
210,996		Wynn Resorts Ltd	27,007
335,000		YBM Sisa.com, Inc	1,489
50,000	e	Yomiuri Land Co Ltd	375
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
571		Yoshinoya D&C Co Ltd	$667
2,026,872		Yum! Brands, Inc	140,543
78,600	e	Zensho Co Ltd	897
		TOTAL CONSUMER SERVICES	2,354,316

DIVERSIFIED FINANCIALS - 5.8%
318,645		3i Group plc	1,636
69,010	e	ABC Arbitrage	402
3,057,119		Aberdeen Asset Management plc	17,791
31,916		Ackermans & Van Haaren	2,680
27,768	*	Acom Co Ltd	883
231,806		Administradora de Fondos de Pensiones Provida S.A.	1,320
195,990	e	Aeon Credit Service Co Ltd	5,552
20,000		Aeon Credit Service M BHD	109
796,948	*	Affiliated Managers Group, Inc	130,652
570,825		AFP Habitat S.A.	838
801,891	e	African Bank Investments Ltd	1,324
147,869	e	AGF Management Ltd	1,573
189,200	*	Aiful Corp	1,584
32,710		Aker ASA (A Shares)	917
55,125	*,e	Alaris Royalty Corp	1,671
40,072		Altamir Amboise	451
1,491,386	*	American Capital Ltd	18,896
6,102,648		American Express Co	456,234
1,592,211		Ameriprise Financial, Inc	128,778
3,842,505		AMMB Holdings BHD	8,907
910,613		Apollo Investment Corp	7,048
370,157		Apollo Management LP	8,921
615,649	g	ARA Asset Management Ltd	843
539,178		Ares Capital Corp	9,274
36,430	*	Artisan Partners Asset Management, Inc	1,818
935,351	e	Ashmore Group plc	4,882
12,981	*,m	Asia Pacific Investment Partners Limited	92
3,283,000	*,e	Asian Pay Television Trust	2,202
422,000	*,e	Asiasons Capital Ltd	314
56,180		Aurelius AG.	1,350
241,418	e	Australian Stock Exchange Ltd	7,280
22,472	e	Avanza AB	459
298,607		Ayala Corp	3,988
2,215	*,m	Ayala Corp Preferred	0	^
360,189		Azimut Holding S.p.A.	6,558
5,332		Bajaj Auto Finance Ltd	124
206,285		Banca Generali S.p.A	4,448
57,006		Banca IFIS S.p.A.	605
319,925		Banca Profilo S.p.A.	92
47,144,809		Bank of America Corp	606,282
2,541,104		Bank of New York Mellon Corp	71,278
588,891	e	BGC Partners, Inc (Class A)	3,469
60,986		BinckBank NV	515
294,915	e	BlackRock Kelso Capital Corp	2,760
251,422		BlackRock, Inc	64,578
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,073,179		Blackstone Group LP	$43,661
252,320		Blue Circle Services Ltd	24
2,378,711		BM&F Bovespa S.A.	13,176
41,369,973		Bolsa de Valores de Colombia	611
32,890		Bolsa de Valores de Lima S.A.	124
1,354,200	e	Bolsa Mexicana de Valores S.A. de C.V.	3,359
89,573	e	Bolsas y Mercados Espanoles	2,195
31,677	*	Boursorama	270
989,005	*	Brait S.A.	4,142
368,877		Brewin Dolphin Holdings plc	1,317
262,560		BT Investment Management Ltd	732
95,076		BTG Pactual Participations Ltd	1,165
85,021		Bure Equity AB	290
655,200		Bursa Malaysia BHD	1,565
84,349		Calamos Asset Management, Inc (Class A)	886
5,804		California First National Bancorp	96
99,782	e	Canaccord Financial, Inc	542
1,147,204		Capital One Financial Corp	72,056
1,444,407		Capital Securities Corp	490
14,511		Capital Southwest Corp	2,000
122,141	e	Cash America International, Inc	5,553
228,228		CBOE Holdings, Inc	10,645
62,501		Century Leasing System, Inc	1,626
250,307		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	2,562
904,100		Chailease Holding Co Ltd	2,116
1,515,554		Challenger Financial Services Group Ltd	5,526
1,618,583		Charles Schwab Corp	34,363
1,130,000		China Bills Finance Corp	415
1,313,800		China Everbright Ltd	1,717
4,210,000	*,e	China Financial International Investments Ltd	181
140,000	e	China Merchants China Direct Investments Ltd	197
3,236		Cholamandalam DBS Finance Ltd	13
214,693		CI Financial Corp	6,179
731,895	*	Citadel Capital Corp	258
1,815,400	e	CITIC Securities Co Ltd	3,201
18,342,197		Citigroup, Inc	879,875
201,766		Close Brothers Group plc	3,018
450,697		CME Group, Inc	34,244
63,995	e	Cohen & Steers, Inc	2,175
3,343,700	e	Compartamos SAB de C.V.	5,760
961,275	*	Concord Securities Corp	258
45,515	*	Consumer Portfolio Services, Inc	334
683,756		Coronation Fund Managers Ltd	4,341
23,228		Corp Financiera Alba	1,028
93,700		Corp Financiera Colombiana S.A.	1,755
2,486	*	Corp Financiera Colombiana S.A. (No-Div)	44
417,375	*	Cowen Group, Inc	1,210
37,841	*	Credit Acceptance Corp	3,975
1,953,600		Credit China Holdings Ltd	168
72,468		Credit Saison Co Ltd	1,821
2,605,771		Credit Suisse Group	68,985
874,700	*	Credito Real SAB de C.V.	1,447
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
199,531		Daewoo Securities Co Ltd	$1,738
64,400		Daishin Securities Co Ltd	503
42,120		Daishin Securities Co Ltd PF	235
3,455,135	*	Daiwa Securities Group, Inc	28,936
149,275	e	Davis & Henderson Income Fund	3,206
130,557	*	DeA Capital S.p.A.	226
18,353	*	Deerfield Capital Corp	139
1,972,529		Deutsche Bank AG.	82,714
24,581		Deutsche Beteiligungs AG.	591
162,580		Deutsche Boerse AG.	10,691
11,980	e	Diamond Hill Investment Group, Inc	1,019
2,207,782		Discover Financial Services	105,179
163,424	*	Dollar Financial Corp	2,257
53,250		Dongbu Securities Co Ltd	186
51,113	*	Dundee Corp	1,029
658,977	*	E*Trade Financial Corp	8,343
41,398		East Capital Explorer AB	282
553,910		Eaton Vance Corp	20,821
105,492		Edelweiss Capital Ltd	54
9,336		EFG Financial Products Holding AG.	567
66,059	e	EFG International	804
188,401		Egypt Kuwait Holding Co	132
994,154	*	Egyptian Financial Group-Hermes Holding	1,042
146,300	*	Element Financial Corp	1,665
85,083	*,e	Encore Capital Group, Inc	2,817
56,123		Eurazeo	3,009
171,223		Evercore Partners, Inc (Class A)	6,726
136,461	e	Exor S.p.A.	4,041
236,262	*	Ezcorp, Inc (Class A)	3,988
507,342		F&C Asset Management plc	736
2,103,100	e	Far East Horizon Ltd	1,321
39,264	*	FBR & Co	992
113,660	e	Federated Investors, Inc (Class B)	3,115
51,524	e	Fidus Investment Corp	964
485,107	*	Fifth Street Finance Corp	5,069
271,468	e	Financial Engines, Inc	12,376
31,000	*	Financial Products Group Co Ltd	365
102,806	*	First Cash Financial Services, Inc	5,059
309,146	*,e	First Marblehead Corp	365
2,557,143	e	First Pacific Co	2,734
33,450	*,e	Firsthand Technology Value Fund, Inc	664
7,896,404		FirstRand Ltd	23,106
222,880		FlexiGroup Ltd	891
352,708		Franklin Resources, Inc	47,975
59,501		Friedman Billings Ramsey Group, Inc (Class A)	1,591
11,799,234		Fubon Financial Holding Co Ltd	16,027
13,176,634		Fuhwa Financial Holdings Co Ltd	6,829
37,000		Fuyo General Lease Co Ltd	1,382
119,669	e	FXCM, Inc	1,964
42,713		Gain Capital Holdings, Inc	270
21,359	e	GAMCO Investors, Inc (Class A)	1,184
19,188		Garrison Capital, Inc	296
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,700	e	GCA Savvian Group Corp	$106
4,412,000		Get Nice Holdings Ltd	184
324,903		GFI Group, Inc	1,270
35,954		Gimv NV	1,753
87,675		Gladstone Capital Corp	716
96,123	e	Gladstone Investment Corp	707
38,995		Gluskin Sheff + Associates, Inc	722
119,831		GMP Capital, Inc	706
1,945,186		Goldman Sachs Group, Inc	294,209
119,389	e	Golub Capital BDC, Inc	2,089
164,672	*,e	Green Dot Corp	3,285
95,236		Greenhill & Co, Inc	4,356
144,298		Groupe Bruxelles Lambert S.A.	10,868
883	*,m	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
12,909	*	Grupo de Inversiones Suramericana S.A.	255
82,623	*,e	GSV Capital Corp	649
190,180		GT Capital Holdings, Inc	3,486
1,532,000		Guotai Junan International Hol	607
1,383,438		Haci Omer Sabanci Holding AS	7,273
2,131,600	*,e	Haitong Securities Co Ltd	2,562
46,384	*	Hannon Armstrong Sustainable Infrastructure Capital, Inc	551
84,290		Hanwha Securities Co	270
268,704		Hargreaves Lansdown plc	3,629
3,164	*,e	Harris & Harris Group, Inc	10
78,863		Hellenic Exchanges S.A.	615
2,577,252		Henderson Group plc	5,737
240,713	e	Hercules Technology Growth Capital, Inc	3,356
209,942		HFF, Inc (Class A)	3,731
195,800		Hitachi Capital Corp	3,869
8,930		HMC Investment Securities Co Ltd	89
865,403	e	Hong Kong Exchanges and Clearing Ltd	12,998
31,192	e	Horizon Technology Finance Corp	429
119,367		Hyundai Securities Co	663
19,800		IBJ Leasing Co Ltd	569
134,629		ICAP plc	743
88,700		Ichiyoshi Securities Co Ltd	1,049
1,922,586		IFCI Ltd	842
525,701		IG Group Holdings plc	4,642
258,934	e	IGM Financial, Inc	11,101
105,440	*	IMF Australia Ltd	169
68,287	*	Imperial Holdings, Inc	468
167,436		India Infoline Ltd	145
288,437	*	Indiabulls Housing Finance Ltd	1,319
18,736		Indiabulls Securities Ltd	3
228,089		Industrivarden AB	3,809
1,601,406		Infrastructure Development Finance Co Ltd	3,430
14,362,208	*	ING Groep NV	131,257
63,316	*	ING US, Inc	1,713
87,119		Interactive Brokers Group, Inc (Class A)	1,391
179,983	*,m	Interbolsa S.A.	0	^
372,244	*,e	IntercontinentalExchange, Inc	66,170
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
38,280		Intergroup Financial Services Corp	$1,263
558,295		Intermediate Capital Group plc	3,693
56,505	*	International Assets Holding Corp	986
519,008		International Personal Finance plc	3,944
155,849	*	Internet Capital Group, Inc	1,777
70,596		Inversiones La Construccion S.A.	1,081
2,772,859		Invesco Ltd	88,177
272,407		Investec Ltd	1,761
129,983		Investec plc	818
207,310	*	Investment Technology Group, Inc	2,898
670,285		Investor AB (B Shares)	17,991
246,957		IOOF Holdings Ltd	1,655
14,984	*	Is Finansal Kiralama AS.	7
180,117		Is Yatirim Menkul Degerler AS	139
47,319	*	iShares China Large-Cap ETF	1,539
1,137,501	e	iShares MSCI Canada Index Fund	29,803
1,227,817	e	iShares MSCI EAFE Index Fund	70,452
568,291	e	iShares MSCI Emerging Markets	21,919
188,310	e	iShares Russell 2000 Index Fund	18,296
88,000	e	J Trust Co Ltd	1,634
249,089		Jaccs Co Ltd	1,273
166,117	*	Jafco Co Ltd	6,310
599,500	e	Janus Capital Group, Inc	5,102
5,473,000	*,a	Japan Asia Investment Co Ltd	5,455
1,522,200	e	Japan Securities Finance Co Ltd	11,057
2,209,484		Jih Sun Financial Holdings Co Ltd	692
63,075	e	JMP Group, Inc	419
13,584,699		JPMorgan Chase & Co	717,137
190,218		JSE Ltd	1,366
162,674		Julius Baer Group Ltd	6,349
273,844		Julius Baer Holding AG.	4,193
803,851		Jupiter Investment Management Group Ltd	3,540
846,000		K1 Ventures Ltd	114
93,800	e	kabu.com Securities Co Ltd	467
9,920,000	*	Kai Yuan Holdings Ltd	239
36,621	*	KBC Ancora	715
106,955	e	KCAP Financial, Inc	1,204
513,162		Kinnevik Investment AB (Series B)	13,156
20,933		KIWOOM Securities Co Ltd	1,008
586,716	*	Knight Capital Group, Inc (Class A)	2,106
49,200		Korea Investment Holdings Co Ltd	1,776
230,000	*,e	Kosei Securities Co Ltd	576
460,099		Kotak Mahindra Bank Ltd	5,572
48,900		Krungthai Card Pcl	65
82,410	*	KTB Securities Co Ltd	226
47,580		Kyobo Securities Co	199
75,800	*	Kyokuto Securities Co Ltd	1,209
386,068	*	Ladenburg Thalmann Financial Services, Inc	637
3,200,000	*	Langham Hospitality Investments Ltd	1,663
175,754		Lazard Ltd (Class A)	5,650
800,759	e	Legg Mason, Inc	24,832
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
518,515		Leucadia National Corp	$13,595
70,975		London Stock Exchange Group plc	1,443
161,376		LPL Financial Holdings, Inc	6,094
45,850		Lundbergs AB (B Shares)	1,744
467,547		Macquarie Group Ltd	17,833
208,162		Mahindra & Mahindra Financial Services Ltd	911
142,172	e	Main Street Capital Corp	3,937
15,990,546		Man Group plc	20,200
797,636		Manappuram General Finance & Leasing Ltd	142
74,816		Manning & Napier, Inc	1,329
863,086	*	Marfin Investment Group S.A	312
197,547		MarketAxess Holdings, Inc	9,235
36,392		Marlin Business Services Corp	829
134,500		Marusan Securities Co Ltd	822
1,973,000		Masterlink Securities Corp	661
132,700		Matsui Securities Co Ltd	1,174
195,450		Maybank Kim Eng Securities Thailand PCL	147
310,594		MCG Capital Corp	1,618
72,724	e	Medallion Financial Corp	1,012
1,693,860		Mediobanca S.p.A.	8,809
108,287	e	Medley Capital Corp	1,471
229,894		Meritz finance Holdings Co Ltd	962
651,020		Meritz Securities Co Ltd	862
17,209,100		Metro Pacific Investments Corp	2,095
27,851		Mirae Asset Securities Co Ltd	1,010
170,000	*,e	Mito Securities Co Ltd	712
780,880		Mitsubishi UFJ Lease & Finance Co Ltd	3,705
67,199		MLP AG.	409
10,192	e	Monex Beans Holdings, Inc	3,680
1,041,480		Moody’s Corp	63,457
7,507,862		Morgan Stanley	183,417
268,939	*	MSCI, Inc (Class A)	8,948
1,531,700	*	Mulpha International BHD	201
23,858		Multi Commodity Exchange of India Ltd	307
1,599,200		Multi-Purpose Holdings BHD	1,824
111,184		MVC Capital, Inc	1,400
2,006,424	*	Narodowy Fundusz Inwestycyjny Midas S.A.	494
109,077		Nasdaq Stock Market, Inc	3,577
94,160		Nelnet, Inc (Class A)	3,398
116,406	*,m	Netspend Holdings, Inc	1,859
106,522	e	New Mountain Finance Corp	1,508
105,543	*	NewStar Financial, Inc	1,406
92,611	e	NGP Capital Resources Co	568
76,683		NH Investment & Securities Co Ltd	323
4,010		NICE Holdings Co Ltd	35
43,274	e	Nicholas Financial, Inc	654
3,427,172	*	Nomura Holdings, Inc	25,227
85,170	e	Nordnet AB (Series B)	218
21,904,308		Norte Grande S.A.	181
796,753		Northern Trust Corp	46,132
238,101		NYSE Euronext	9,857
4,867,866	e	NZX Ltd	5,055
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
131,588		Oaktree Capital Group LLC	$6,915
416,638		Okasan Holdings, Inc	3,442
350,899		OKO Bank (Class A)	5,156
93,544		Onex Corp	4,244
43,454		Oppenheimer Holdings, Inc	827
20,325	*	Oresund Investment AB	336
351,000	*,e	Orient Corp	843
4,255,100	*	ORIX Corp	58,068
57,100	e	Osaka Securities Exchange Co Ltd	5,767
820,575		OSK Holdings BHD	427
11,461		Pargesa Holding S.A.	764
45,970		Partners Group	12,443
1,239,600	*	Pearl Oriental Innovation Ltd	77
40,048		PennantPark Floating Rate Capital Ltd	566
261,609	e	PennantPark Investment Corp	2,891
517,000	*,m	Peregrine Investment Holdings	0	^
127,849	e	Perpetual Trustees Australia Ltd	4,113
229,000	*	PHH Corp	4,667
60,290		Philippine Stock Exchange, Inc	543
92,117	*	Pico Holdings, Inc	1,931
378,585	*	Pioneers Holding	153
70,126	*	Piper Jaffray Cos	2,217
250,686		Platinum Asset Mangement Ltd	1,251
18,600	*,e	Pocket Card Co Ltd	118
105,327	*	Portfolio Recovery Associates, Inc	16,181
474,172		Power Finance Corp Ltd	1,145
105,000	*	PowerShares QQQ Trust Series	7,477
1,686,509		President Securities Corp	986
986,468	e	Prospect Capital Corp	10,654
290,005		Provident Financial plc	6,566
1,889,000		PT Clipan Finance Indonesia Tbk	78
43,581	e	Pzena Investment Management, Inc (Class A)	284
66,908		Rathbone Brothers	1,608
89,146		Ratos AB (B Shares)	691
1,115,936		Raymond James Financial, Inc	47,963
20,377	*	Regional Management Corp	509
330,821		Reliance Capital Ltd	1,862
647,757		Remgro Ltd	12,444
41,622		Resource America, Inc (Class A)	354
99,247	*	RHJ International	468
17,700		Ricoh Leasing Co Ltd	473
858,305		RMB Holdings Ltd	3,426
560,983		Rural Electrification Corp Ltd	1,888
89,170	*	Safeguard Scientifics, Inc	1,431
72,119		Samsung Card Co	2,447
76,291		Samsung Securities Co Ltd	3,059
244,200	*,e	Sawada Holdings Co Ltd	1,699
71,984		SBI Holdings, Inc	791
75,151		Schroders plc	2,495
26,309	*	SE Investments Ltd	173
520,827		SEI Investments Co	14,807
5	*,m	SFCG Co Ltd	0	^
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
158,939		Shriram Transport Finance Co Ltd	$1,896
1,986,356	e	Singapore Exchange Ltd	10,979
126,570		SK Securities Co Ltd	103
80,955	*	SKS Microfinance Pvt Ltd	142
1,879,375		SLM Corp	42,963
768,475	*,e,m	SNS Reaal	10
176,913		Solar Capital Ltd	4,085
51,133		Solar Senior Capital Ltd	941
1,249	*	Sparx Group Co Ltd	227
113,238	e	SPDR S&P MidCap 400 ETF Trust	23,823
1,195,693	e	SPDR Trust Series 1	191,323
98,587	e	Sprott, Inc	262
409,246		SREI Infrastructure Finance Ltd	152
3,993,580		State Street Corp	260,421
46,985	e	Stellus Capital Investment Corp	707
263,110	*	Stifel Financial Corp	9,385
5,354		Sundaram Finance Ltd	48
546,781		Suramericana de Inversiones S.A.	10,641
11,691		Swissquote Group Holding S.A.	349
124,024	*	SWS Group, Inc	676
326,857		T Rowe Price Group, Inc	23,910
441,505		Tai Fook Securities Group Ltd	196
490,000		Taiwan Acceptance Corp	1,182
170,000		Takagi Securities Co Ltd	645
100,039		TCP Capital Corp	1,678
450,812		TD Ameritrade Holding Corp	10,950
252,356		Tetragon Financial Group Ltd	2,755
92,595	e	THL Credit, Inc	1,407
199,439	e	TICC Capital Corp	1,919
24,300		TMX Group Ltd	1,065
475,580		Tokai Tokyo Securities Co Ltd	3,236
61,642		Tong Yang Investment Bank	195
61,000	*,e	Toyo Securities Co Ltd	184
125,333		Transpac Industrial Holdings Ltd	170
111,530	e	Triangle Capital Corp	3,068
257,155		Tullett Prebon plc	1,248
8,673,681		UBS AG. (Switzerland)	147,226
957,565	e	UOB-Kay Hian Holdings Ltd	1,240
142,337	*	Uranium Participation Corp	678
897,000	e	Value Partners Group Ltd	479
29,820	*	Virtus Investment Partners, Inc	5,256
61,358		Vontobel Holding AG.	1,889
763	*	Vostok Nafta Investment Ltd	0	^
210,779		Vostok Nafta Investment Ltd (ADR)	1,018
174,085		Waddell & Reed Financial, Inc (Class A)	7,573
148,239		Walter Investment Management Corp	5,012
70,148		Warsaw Stock Exchange	804
3,231,662		Waterland Financial Holdings	1,075
30,839		Wendel	3,180
26,130		Westwood Holdings Group, Inc	1,121
22,999	e	WhiteHorse Finance, Inc	362
705,098	*	WisdomTree Investments, Inc	8,158
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
115,000	*	WisdomTree Japan Hedged Equity Fund	$5,245
16,707		Woori Financial Co Ltd	315
153,263		Woori Investment & Securities Co Ltd	1,493
33,097	*,e	World Acceptance Corp	2,877
378,554		Zeder Investments Ltd	146
54,300	*	Zenkoku Hosho Co Ltd	1,736
		TOTAL DIVERSIFIED FINANCIALS	6,484,335

ENERGY - 9.2%
84,501		Aban Offshore Ltd	356
273,907	*,e	Abraxas Petroleum Corp	575
244,677	e	Acergy S.A.	4,290
10,537		Adams Resources & Energy, Inc	726
19,300,827		Adaro Energy Tbk	1,659
233,307	*	Advantage Oil & Gas Ltd	921
8,994,080	*	Afren plc	17,730
22,624		Aker Kvaerner ASA	309
273,100	*	Alam Maritim Resources BHD	119
253,100		Alliance Holdings GP LP	16,135
198,560		Alon USA Energy, Inc	2,871
1,097,661	*,e	Alpha Natural Resources, Inc	5,752
158,705	e	AltaGas Income Trust	5,562
39,457		AMEC plc	603
1,104,678	*,e	Amerisur Resources plc	664
92,280	*,e	Amyris Biotechnologies, Inc	267
3,102,574		Anadarko Petroleum Corp	266,604
89,000	*	Angle Energy, Inc	273
226,350		Anglo Pacific Group plc	585
317,000		Anhui Tianda Oil Pipe Co Ltd	50
1,276,000	e	Anton Oilfield Services Group	915
166,400		AOC Holdings, Inc	521
1,053,895		Apache Corp	88,348
30,551	*,e	APCO Argentina, Inc	352
128,126	*,e	Approach Resources, Inc	3,148
526,091	*,e	Aquila Resources Ltd	855
295,711	e	ARC Energy Trust	7,741
847,270	e	Arch Coal, Inc	3,203
256,739	*,e	Archer Ltd	160
548,761	*	Athabasca Oil Corp	3,397
189,397	*	Atwood Oceanics, Inc	9,858
513,536	*,e	Aurora Oil and Gas Ltd	1,357
649,234		Australian Worldwide Exploration Ltd	732
1,984,830		Baker Hughes, Inc	91,560
1,599,100		Bangchak Petroleum PCL	1,770
724,101	*	Bankers Petroleum Ltd	1,797
165,750		Banpu PCL	1,284
126,917	*,e	Basic Energy Services, Inc	1,534
177,813	e	Baytex Energy Trust	6,408
3,582,849		Beach Petroleum Ltd	3,681
144,000	*	Bellatrix Exploration Ltd	883
200,695	e	Berry Petroleum Co (Class A)	8,493
4,981,230		BG Group plc	84,651
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
493,335		Bharat Petroleum Corp Ltd	$3,040
186,690	*,e	Bill Barrett Corp	3,775
117,699	*	Birchcliff Energy Ltd	913
362,400	*	BlackPearl Resources, Inc	548
36,744		Bolt Technology Corp	628
102,274	*	Bonanza Creek Energy, Inc	3,627
140,517	e	Bonavista Energy Trust	1,824
30,226	e	Bonterra Oil & Gas Ltd	1,421
53,546	e	Bourbon S.A.	1,391
575,000		Boustead Singapore Ltd	607
321,388	*	BowLeven plc	290
16,287,071		BP plc	113,031
1,421,023		BP plc (ADR)	59,314
415,275	*,e	BPZ Energy, Inc	743
237,344	*	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A.	398
3,155,000	e	Brightoil Petroleum Holdings Ltd	587
149,636		Bristow Group, Inc	9,774
2,165,300		Bumi Armada BHD	2,657
65,049	*,m	BUMI plc	128
18,270,000	*	Bumi Resources Minerals Tbk PT	548
274,423	*,e	Buru Energy Ltd	305
977,382	e	BW Offshore Ltd	1,172
184,797	*,e	C&J Energy Services, Inc	3,580
1,446,697		Cabot Oil & Gas Corp	102,744
799,704		Cairn Energy plc	3,078
885,623		Cairn India Ltd	4,310
397,172	*,e	Cal Dive International, Inc	747
130,043		Calfrac Well Services Ltd	3,748
159,830	*	Callon Petroleum Co	539
429,672		Caltex Australia Ltd	7,067
348,534	*,e	Cam Finanziaria S.p.A.	363
333,967	e	Cameco Corp	6,894
1,389,680	*	Cameron International Corp	84,993
76,200	*,e	Canacol Energy Ltd	212
142,123	e	Canadian Energy Services & Technology Corp	2,207
1,319,612		Canadian Natural Resources Ltd (Canada)	37,203
1,534,867	e	Canadian Oil Sands Trust	28,415
173,859	e	Canyon Services Group, Inc	1,971
310,000		Capital Product Partners LP	2,877
96,343	e	CARBO Ceramics, Inc	6,496
141,966	*	Carrizo Oil & Gas, Inc	4,022
21,363		CAT Oil AG.	326
2,773,915		Cenovus Energy, Inc	79,112
1,252,266	e	Cenovus Energy, Inc (Toronto)	35,721
137,400	*	Cequence Energy Ltd	217
3,843,614	*	Cheniere Energy, Inc	106,699
2,277,217	e	Chesapeake Energy Corp	46,410
8,535,582		Chevron Corp	1,010,101
8,617,500	e	China Coal Energy Co	4,483
4,379,700		China Oilfield Services Ltd	8,518
972,000		China Qinfa Group Ltd	87
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,657,699		China Shenhua Energy Co Ltd	$19,466
633,000		China Suntien Green Energy Cor	231
2,894,000	e	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	817
323,606		Cimarex Energy Co	21,031
24,154	*	Clayton Williams Energy, Inc	1,051
228,332	*,e	Clean Energy Fuels Corp	3,014
252,603	*	Cloud Peak Energy, Inc	4,163
38,269,400	e	CNOOC Ltd	64,098
1,058,361		Coal India Ltd	5,385
2,390,277	*	Cobalt International Energy, Inc	63,510
22,365	*	Compagnie Generale de Geophysique S.A.	496
198,444		Comstock Resources, Inc	3,122
1,919,031	*	Concho Resources, Inc	160,661
3,413,267		ConocoPhillips	206,503
773,638		Consol Energy, Inc	20,966
82,649		Contango Oil & Gas Co	2,789
452,694	*,e	Continental Resources, Inc	38,959
139,059	e	Core Laboratories NV	21,090
365,674		Cosan SA Industria e Comercio	7,089
424,173		Cosmo Oil Co Ltd	780
2,144,747	e	Crescent Point Energy Corp	72,742
126,728	*	Crew Energy, Inc	624
71,434	*,e	Crimson Exploration, Inc	201
56,152		CropEnergies AG.	444
174,083		Crosstex Energy, Inc	3,440
121,933	e	CVR Energy, Inc	5,780
489,815	*,m	CVR Energy, Inc (Contingent value right)	0	^
38,888	*	Dawson Geophysical Co	1,433
269,100		Dayang Enterprise Holdings BHD	416
113,500	*	Deep Sea Supply plc	173
90,300	*	DeeThree Exploration Ltd	653
10,452		Delek Group Ltd	2,698
129,390		Delek US Holdings, Inc	3,724
7,829,382	*	Denbury Resources, Inc	135,605
395,408	*,e	Denison Mines Corp	459
88,868	*,e	Det Norske Oljeselskap ASA	1,219
977,479	*	Devon Energy Corp	50,712
167,451	e	Diamond Offshore Drilling, Inc	11,519
110,527	*	Diamondback Energy, Inc	3,683
720,345	*,e	DNO International ASA	1,321
436,775	*	Dolphin Group AS.	431
1,724,056		Dragon Oil plc	15,001
180,555	*	Dresser-Rand Group, Inc	10,830
430,765	*,e	Drillsearch Energy Ltd	411
164,998	*	Dril-Quip, Inc	14,898
305,000	e	Dyna-Mac Holdings Ltd	97
6,941,036		Ecopetrol S.A.	14,737
87,834	e	Ecopetrol S.A. (ADR)	3,694
207,938	*,e	Electromagnetic GeoServices AS	350
145,614	*,e	Emerald Oil, Inc	999
674,132		Empresas COPEC S.A.	8,809
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
96,611		Enbridge Income Fund	$2,199
871,863		Enbridge, Inc	36,650
676,257	e	EnCana Corp	11,439
198,998	*,e	Endeavour International Corp	764
167,518		Enerflex Ltd	2,150
111,656		Energen Corp	5,835
1,260,000		Energy Absolute PCL	271
769,200		Energy Earth PCL	157
1,003,961	*,e	Energy Resources of Australia Ltd	1,096
2,454		Energy Transfer Partners LP	124
367,249	e	Energy XXI Bermuda Ltd	8,146
160,580	e	Enerplus Resources Fund	2,373
3,990,623		ENI S.p.A.	81,903
1,786,345	*	Enquest plc (London)	3,210
146,712		Ensco plc	8,527
296,393		Ensign Energy Services, Inc	4,588
1,472,871		EOG Resources, Inc	193,948
151,122	*	EPL Oil & Gas, Inc	4,437
131,625		Equal Energy Ltd	532
1,086,410		Equitable Resources, Inc	86,228
112,556	*	Era Group, Inc	2,943
168,994		ERG S.p.A.	1,580
411,996	*	Essar Energy plc	805
30,000		Esso Malaysia BHD	31
3,200	e	Esso SA Francaise	199
1,545,400		Esso Thailand PCL	336
269,689	e	Etablissements Maurel et Prom	4,009
83,236		Eurasia Drilling Co Ltd (GDR)	3,096
30,174	*,e	Euronav NV	147
53,417	*	Evolution Petroleum Corp	583
1,921,970	e	EXCO Resources, Inc	14,684
60,262		Exmar NV	591
242,667	*	Exterran Holdings, Inc	6,824
15,335,863		Exxon Mobil Corp	1,385,595
2,350,000	e	Ezion Holdings Ltd	3,919
858,200	*,e	Ezra Holdings Ltd	629
190,854	*	Faroe Petroleum plc	327
1,237,849	*	FMC Technologies, Inc	68,923
4,051	*,e	Forbes Energy Services Ltd	16
467,399	*,e	Forest Oil Corp	1,912
1,723,380		Formosa Petrochemical Corp	4,374
141,843	*,e	Forum Energy Technologies, Inc	4,316
99,253		Fred Olsen Energy ASA	3,930
138,413	e	Freehold Royalty Trust	3,102
170,731	*,e	Frontline Ltd	302
21,644		Fugro NV	1,176
182,811	*,e	FX Energy, Inc	587
193,355		Galp Energia SGPS S.A.	2,866
99,819		GasLog Ltd	1,278
290,359	*,e	Gastar Exploration Ltd	775
8,305,991		Gazprom OAO (ADR)	54,543
69,295	e	Gazpromneft OAO (ADR)	1,229
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,880,000	*,e	Genesis Energy Holdings Ltd	$229
2,481,000	*,e	Geo Energy Resources Ltd	727
44,911	*	Geospace Technologies Corp	3,102
6,020	*,e	Gevo, Inc	12
289,609	e	Gibson Energy, Inc	6,788
113,466	*,e	Global Geophysical Services, Inc	536
90,856	e	Golar LNG Ltd	2,897
89,108	*,e	Goodrich Petroleum Corp	1,141
47,943		Great Eastern Shipping Co Ltd	172
101,233	*	Green Plains Renewable Energy, Inc	1,348
114,260	*	Grupa Lotos S.A.	1,232
102,864		GS Holdings Corp	4,604
57,170		Gulf Island Fabrication, Inc	1,095
1,043,014	*,e	Gulf Keystone Petroleum Ltd	2,286
141,203		Gulfmark Offshore, Inc	6,367
144,678	*	Gulfport Energy Corp	6,810
838,235	*,e	Halcon Resources Corp	4,753
23,626	e	Hallador Petroleum Co	190
5,339,878		Halliburton Co	222,780
1,924	e	Hankook Shell Oil Co Ltd	630
62,987		Hargreaves Services plc	824
3,121	*,e	Harvest Natural Resources, Inc	10
427,111	*	Helix Energy Solutions Group, Inc	9,841
89,198		Hellenic Petroleum S.A.	816
307,218		Helmerich & Payne, Inc	19,186
639,833	*	Hercules Offshore, Inc	4,504
243,058	*,e	Heritage Oil Ltd	491
1,368,950		Hess Corp	91,021
190,900	*	Hibiscus Petroleum BHD	87
1,888,000	e	Hidili Industry International Development Ltd	340
592,000		Hilong Holding Ltd	347
45,851	*	Hoegh LNG Holdings Ltd	353
514,098		Holly Corp	21,993
1,549,000	e	Honghua Group Ltd	528
1,241,663	*,e	Horizon Oil Ltd	369
145,663	*	Hornbeck Offshore Services, Inc	7,793
400,800	*	HRT Participacoes em Petroleo S.A.	471
150,995		Hunting plc	1,677
1,276,169	e	Husky Energy, Inc	34,000
42,225	e	Idemitsu Kosan Co Ltd	3,237
874,196	e	Imperial Oil Ltd	33,374
1,000,418		Inner Mongolia Yitai Coal Co	4,826
1,143		Inpex Holdings, Inc	4,751
105,046	*,e	Iofina PLC	235
551,230	*	ION Geophysical Corp	3,318
30,275,700		IRPC PCL	3,204
3,725	*,e	Isramco, Inc	347
364,700	*	Ithaca Energy, Inc	617
159,853		Itochu Enex Co Ltd	822
7,200		Japan Drilling Co Ltd	509
4,044		Japan Petroleum Exploration Co	164
772,083		John Wood Group plc	9,522
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,774,761		JX Holdings, Inc	$8,569
59,000		Kanto Natural Gas Development Ltd	401
209,649	*	Karoon Gas Australia Ltd	976
59,755	*	Kelt Exploration Ltd	420
623,980	*	Key Energy Services, Inc	3,713
112,666	e	Keyera Facilities Income Fund	6,059
1,007,071		Kinder Morgan, Inc	38,420
147,802	*,e	KiOR, Inc (Class A)	844
88,363	e	Knightsbridge Tankers Ltd	650
1,722,637	*	KNM Group BHD	250
2,133,918	*,e	Kodiak Oil & Gas Corp	18,971
670,389	*,e	Kosmos Energy LLC	6,811
321,545		Kumba Resources Ltd	4,742
215,106	e	Kvaerner ASA	344
114,279	*	L&L Energy, Inc	409
1,117,532	*,e	Laredo Petroleum Holdings, Inc	22,976
168,000	*	Legacy Oil & Gas, Inc	791
231,307	e	Lightstream Resources Ltd	1,727
700,737	*,e	Linc Energy Ltd	516
24,800	e	Longview Oil Corp	117
62,939		Lubelski Wegiel Bogdanka S.A.	1,907
115,964	e	Lufkin Industries, Inc	10,259
1,117,066		LUKOIL (ADR)	64,017
31,052	*	Lundin Petroleum AB	614
199,961		Magellan Midstream Partners LP	10,898
649,234	*,e	Magnum Hunter Resources Corp	2,370
3,853,825		Marathon Oil Corp	133,265
1,452,987		Marathon Petroleum Corp	103,249
222,505	*	Maridive & Oil Services SAE	200
916,603	*,e	Matador Resources Co	10,981
123,946	*	Matrix Service Co	1,931
243,504		Maurel & Prom Nigeria	1,065
152,731	*	Maverick Drilling & Exploration Ltd	50
507,038	*,e	McDermott International, Inc	4,148
110,457	*	MEG Energy Corp	3,028
134,224		Miclyn Express Offshore Ltd	220
205,460	*	Midstates Petroleum Co, Inc	1,112
2,470,000	e	MIE Holdings Corp	569
117,653	*,e	Miller Petroleum, Inc	471
50,360	*	Mitcham Industries, Inc	845
31,200		Modec, Inc	910
59,680		MOL Hungarian Oil and Gas plc	4,455
4,993,117	*	Mongolia Energy Co ltd	146
136,438		Motor Oil Hellas Corinth Refineries S.A.	1,298
171,767	e	Mullen Group Ltd	3,734
600,905		Murphy Oil Corp	36,589
1,380,437		Nabors Industries Ltd	21,134
48,350	*	Naphtha Israel Petroleum Corp Ltd	239
781,096		National Oilwell Varco, Inc	53,818
53,056	*	Natural Gas Services Group, Inc	1,246
195,362		Neste Oil Oyj	2,851
1,474,366		New Zealand Oil & Gas Ltd	960
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
211,829	*	Newfield Exploration Co	$5,061
1,116,000		Newocean Energy Holdings Ltd	665
297,435	*	Newpark Resources, Inc	3,269
77,600		Niko Resources Ltd	633
60,000		Noble Corp	2,255
1,857,431		Noble Energy, Inc	111,520
261,069	e	Nordic American Tanker Shipping	1,976
266,420	*,e	Northern Oil And Gas, Inc	3,554
282,500	*,e	Norwegian Energy Co AS	142
228,321	e	NovaTek OAO (GDR)	27,249
570,231	*,e	Nuverra Environmental Solutions, Inc	1,654
140,779	*	NuVista Energy Ltd	961
242,541	*	Oasis Petroleum, Inc	9,428
4,659,540		Occidental Petroleum Corp	415,771
714,332		Oceaneering International, Inc	51,575
1,888,477	*	OGX Petroleo e Gas Participacoes S.A.	669
238,600	*	Oil India Ltd	2,301
1,149,553	*	Oil Refineries Ltd	514
365,635		Oil Search Ltd	2,575
121,075	*	Oil States International, Inc	11,216
428,713		OMV AG.	19,340
1,638,696	*,e	Ophir Energy plc	8,910
605,936		Origin Energy Ltd	6,944
85,600	*	OSX Brasil S.A.	54
93,211		Pacific Rubiales Energy Corp	1,659
1,165,133	e	Pacific Rubiales Energy Corp (Toronto)	20,462
1,329,082	*,e	Paladin Resources Ltd	1,059
24,827		Panhandle Oil and Gas, Inc (Class A)	708
67,989	*	Paramount Resources Ltd (Class A)	2,305
237,451	*	Parex Resources, Inc	930
482,497	*	Parker Drilling Co	2,403
211,286	e	Parkland Income Fund	3,443
132,626		Pason Systems, Inc	2,411
777,992		Patterson-UTI Energy, Inc	15,058
5,780		Paz Oil Co Ltd	898
31,041	e	PBF Energy, Inc	804
125,490	*	PDC Energy, Inc	6,460
483,833		Peabody Energy Corp	7,083
460,909	e	Pembina Pipeline Income Fund	14,103
512,723	e	Pengrowth Energy Trust	2,520
381,718	e	Penn Virginia Corp	1,794
381,867	e	Penn West Energy Trust	4,030
496,100	*	Perdana Petroleum BHD	299
592,200	*	Perisai Petroleum Teknologi Bh	294
635,456		Petrofac Ltd	11,567
4,517,476		Petroleo Brasileiro S.A.	29,984
759,700		Petroleo Brasileiro S.A. (ADR)	10,195
6,928,131		Petroleo Brasileiro S.A. (Preference)	50,237
1,381,642		Petroleum Geo-Services ASA	16,870
290,611	e	Petrominerales Ltd	1,658
974,918		Petronas Dagangan BHD	7,807
195,760	*,e	Petroquest Energy, Inc	775
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
138,350	e	Peyto Energy Trust	$3,999
52,789	*	PHI, Inc	1,811
132,300	*	Philex Petroleum Corp	32
2,512,568		Phillips 66	148,015
249,112	*	Pioneer Energy Services Corp	1,649
558,169		Pioneer Natural Resources Co	80,795
486,537	*,e	Polarcus Ltd	397
2,708,561	*	Polish Oil & Gas Co	4,732
396,800	*	Polski Koncern Naftowy Orlen S.A.	5,559
100,100	m	Poseidon Concepts Corp	1
291,400	e	Precision Drilling Trust	2,480
969,288		Premier Oil plc	4,917
336,299		ProSafe ASA	2,957
13,068,000	*	PT Benakat Petroleum Energy	176
13,790,400		PT Bumi Resources Tbk	757
7,693,000	*	PT Delta Dunia Petroindo Tbk	103
34,082,000	*	PT Energi Mega Persada Tbk	406
6,525,000		PT Indika Energy Tbk	504
1,078,100		PT Indo Tambangraya Megah	3,046
2,820,000		PT Medco Energi Internasional Tbk	479
401,000		PT Resource Alam Indonesia Tbk	61
7,425,134		PT Tambang Batubara Bukit Asam Tbk	9,882
2,049,430		PTT Exploration & Production PCL	10,424
1,044,900		PTT Exploration & Production PCL (ADR)	5,315
1,752,450		PTT PCL	18,845
194,300		QGEP Participacoes S.A.	967
280,815		Questar Market Resources, Inc	7,801
477,137	*,e	Quicksilver Resources, Inc	802
333,053		Range Resources Corp	25,752
308,610	*,e	Red Fork Energy Ltd	140
1,142,564		Refineria La Pampilla S.A. Relapasa	189
2,371,841		Reliance Industries Ltd	34,276
80,766	*,e	Renewable Energy Group, Inc	1,149
1,164,950		Repsol YPF S.A.	24,586
279,260	*,e	Resolute Energy Corp	2,229
147,905	*,e	Rex Energy Corp	2,600
22,817	*,e	Rex Stores Corp	656
40,953	*	RigNet, Inc	1,043
118,200	*	RMP Energy Inc	475
1,670,915	*	Roc Oil Co Ltd	685
355,101	*,e	Rockhopper Exploration plc	666
290,335	*	Rosetta Resources, Inc	12,345
1,661,211		Rosneft Oil Co (GDR)	11,367
509,948	*	Rowan Cos plc	17,374
6,332,970		Royal Dutch Shell plc (A Shares)	202,300
4,223,874		Royal Dutch Shell plc (B Shares)	139,890
526,740	e	RPC, Inc	7,274
36,964		Saipem S.p.A.	600
333,027	*	Salamander Energy plc	728
90,000		San-Ai Oil Co Ltd	332
112,100	*,e	Sanchez Energy Corp	2,574
769,638	*,e	SandRidge Energy, Inc	3,663
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
413,646		Santos Ltd	$4,711
5,252,100	*	Sapurakencana Petroleum BHD	6,776
325,925	*,e	Saras S.p.A.	422
1,094	*,e	Saratoga Resources, Inc	2
964,657		Sasol Ltd	41,999
124,838	e	Savanna Energy Services Corp	805
251,843	*	SBM Offshore NV	4,246
5,297,523		Schlumberger Ltd	379,620
14,059	e	Schoeller-Bleckmann Oilfield Equipment AG.	1,430
569,500	*	Scomi Group BHD	69
655,115		Scorpio Tankers, Inc	5,883
120,132	e	SEACOR Holdings, Inc	9,977
1,155,387	*	Seadrill Ltd	47,070
110,904	e	Seadrill Ltd	4,467
126,500		Secure Energy Services, Inc	1,621
142,399		SemGroup Corp	7,670
199,960		Semirara Mining Corp	1,281
1,047,456	*	Senex Energy Ltd	558
50	*,m	Serval Integrated Energy Services	0	^
584,612	*,e	Sevan Drilling AS.	384
219,200		Shandong Molong Petroleum Machinery Co Ltd	67
148,079		ShawCor Ltd	5,852
1,522,500	m	Shengli Oil&Gas Pipe Holdings Ltd	80
51,200		Shinko Plantech Co Ltd	385
196,511	e	Ship Finance International Ltd	2,916
181,954	e	Showa Shell Sekiyu KK	1,493
132,800		Siamgas & Petrochemicals PCL	39
61,000		Sinanen Co Ltd	226
8,240,000	*,e	Sino Union Energy Investment Group Ltd	365
1,126,000	e	Sinopec Kantons Holdings Ltd	1,044
73,232		SK Energy Co Ltd	8,627
11,430	e	SK Gas Co Ltd	794
464,008	*	Soco International plc	2,467
58,095		S-Oil Corp	3,704
160,016	*,e	Solazyme, Inc	1,875
168,771	*,e	Songa Offshore SE	149
446,700	*	Southern Pacific Resource Corp	132
109,200	*	SouthGobi Resources Ltd	129
1,598,591	*	Southwestern Energy Co	58,397
5,952,914		Spectra Energy Corp	205,137
109,222		Sprott Resource Corp	365
135,028		Spyglass Resources Corp	244
138,127		St. Mary Land & Exploration Co	8,285
844,322		Statoil ASA	17,442
205,918	*	Stone Energy Corp	4,536
30,154,500	*	Sugih Energy Tbk PT	1,241
2,917,895		Suncor Energy, Inc	86,008
2,240,098		Suncor Energy, Inc (NY)	66,060
1,154,414	*	Sundance Energy Australia Ltd	932
910,587	*	Superior Energy Services	23,621
89,300	*,e	Surge Energy, Inc	436
2,523,357		Surgutneftegaz (ADR)	19,738
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
339,700	e	Surgutneftegaz (ADR) (London)	$2,663
1,653,000	e	Swiber Holdings Ltd	929
174,503	*,e	Swift Energy Co	2,092
138,182	*	Synergy Resources Corp	1,011
70,300	*	TAG Oil Ltd	199
936,360	*	Tailsman Energy, Inc	10,703
1,191,370		Talisman Energy, Inc	13,594
154,325		Targa Resources Investments, Inc	9,928
437,621	e	Tatneft (GDR)	15,893
358,355		Technip S.A.	36,420
204,290		Tecnicas Reunidas S.A.	9,384
76,447	e	Teekay Corp	3,106
252,341	e	Teekay Tankers Ltd (Class A)	664
286,934		Tenaris S.A.	5,747
157,848	*	Tesco Corp	2,091
673,339		Tesoro Corp	35,229
32,608	*	Tethys Oil AB	316
314,752	*	Tetra Technologies, Inc	3,229
53,536	e	TGC Industries, Inc	440
244,498	e	TGS Nopec Geophysical Co ASA	7,105
5,053,600		Thai Oil PCL	10,190
105,702		Tidewater, Inc	6,022
102,954		TMK OAO (GDR)	1,190
689,431	e	TonenGeneral Sekiyu KK	6,671
47,106		Total Energy Services, Inc	652
3,474,858	*	Total S.A.	169,723
437,294	*	Tourmaline Oil Corp	17,518
142,000	e	Toyo Kanetsu K K	354
1,310,533	e	TransCanada Corp	56,424
175,833	*	TransGlobe Energy Corp	1,090
415,869		Transocean Ltd	19,969
55,000		Transocean Ltd-NYSE	2,637
179,960	*	Triangle Petroleum Corp	1,262
186,300	e	Trican Well Service Ltd	2,476
75,680	e	Trilogy Energy Corp	2,260
296,066		Trinidad Drilling Ltd	2,173
2,160,616		Tullow Oil plc	32,891
317,332		Tupras Turkiye Petrol Rafine	7,749
313,343		Turcas Petrolculuk AS	517
307,200		Twin Butte Energy Ltd	663
237,004	*,e	Ultra Petroleum Corp	4,697
558,100		Ultrapar Participacoes S.A.	13,286
137,217	*	Unit Corp	5,843
12,602	*,e	Uranerz Energy Corp	14
293,465	*,e	Uranium Energy Corp	525
650,654	*	Uranium One, Inc	1,695
453,681	*	Ur-Energy, Inc	608
376,815	*	Vaalco Energy, Inc	2,155
2,436,805		Valero Energy Corp	84,728
779,809	*,e	Vantage Drilling Co	1,591
249,000	e	Veresen, Inc	2,952
423,731	e	Vermilion Energy Trust	20,713
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
154,593	e	W&T Offshore, Inc	$2,209
4,983,294		Wah Seong Corp BHD	2,872
312,273	*	Warren Resources, Inc	796
2,621,858	*	Weatherford International Ltd	35,919
110,775	*	West Siberian Resources Ltd (GDR)	606
76,800	e	Western Energy Services Corp	565
482,784	e	Western Refining, Inc	13,552
105,574	*	Westfire Energy Ltd	377
48,397	*,e	Westmoreland Coal Co	544
178,800		Whitecap Resources, Inc	1,857
426,464	e	Whitehaven Coal Ltd	897
192,117	*	Whiting Petroleum Corp	8,855
330,543	*	Willbros Group, Inc	2,030
3,058,116		Williams Cos, Inc	99,297
1,458,000	*	Wison Engineering Services Co Ltd	671
1,204,415		Woodside Petroleum Ltd	38,358
215,691		World Fuel Services Corp	8,623
80,031		WorleyParsons Ltd	1,418
315,434	*,e	WPX Energy, Inc	5,974
295,238	*,e	Xcite Energy Ltd	444
421,571	*,e	Xenolith Resources Ltd	109
10,076,200	e	Yanzhou Coal Mining Co Ltd	7,162
126,506	*,e	ZaZa Energy Corp	152
		TOTAL ENERGY	10,247,551

FOOD & STAPLES RETAILING - 1.7%
943,609		Aeon Co Ltd	12,400
11,900		Ain Pharmaciez Inc	513
163,130		Alimentation Couche Tard, Inc	9,679
419,313		Almacenes Exito S.A.	6,982
76,643		Andersons, Inc	4,077
51,579		Arcs Co Ltd	1,007
3,946		Arden Group, Inc (Class A)	436
50,375	e	Axfood AB	2,106
124,000		Beijing Jingkelong Co Ltd	40
262,604		BIM Birlesik Magazalar AS	5,696
39,862		Bizim Toptan Satis Magazalari AS	648
3,051,136		Booker Group plc	5,640
565,868		Brazil Pharma S.A.	2,602
1,242,986		Carrefour S.A.	34,141
173,882		Casey’s General Stores, Inc	10,461
15,171		Casino Guichard Perrachon S.A.	1,422
20,400		Cawachi Ltd	423
1,813,103		Centros Comerciales Sudamericanos S.A.	9,026
59,435	*	Chefs’ Warehouse Holdings, Inc	1,022
1,659,800	e	China Resources Enterprise	5,195
240,406		Cia Brasileira de Distribuicao Grupo Pao de Acucar	10,731
10,793	e	CJ Freshway Corp	310
509,314	e	Clicks Group Ltd	2,856
36,193		Cocokara Fine Holdings, Inc	1,148
34,250		Colruyt S.A.	1,802
925,300	e	Controladora Comercial Mexicana S.A. de C.V.	3,517
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
13,400		Cosmos Pharmaceutical Corp	$1,359
2,127,284		Costco Wholesale Corp	235,214
11,122,400		CP Seven Eleven PCL	13,933
17,900		Create SD Holdings Co Ltd	578
3,288,174		CVS Corp	188,018
5,900	e	Daikokutenbussaan Co Ltd	155
119,494	e	Delhaize Group	7,387
1,033,691		Distribuidora Internacional de Alimentacion S.A.	7,809
63,628	e	Dongsuh Co, Inc	1,534
32,428		E-Mart Co Ltd	5,695
46,150		Empire Co Ltd	3,529
285,386		Eurocash S.A.	5,042
71,603	*	Fairway Group Holdings Corp	1,731
88,281		FamilyMart Co Ltd	3,767
133,250		Fonterra Shareholders’ Fund	751
51,254	*	Fresh Market, Inc	2,548
60,410		George Weston Ltd	4,809
117,776		Greggs plc	748
20,030		Growell Holdings Co Ltd	919
107,200	e	Grupo Comercial Chedraui S.a. DE C.V.	396
80,139	e	Hakon Invest AB	2,163
189,585		Harris Teeter Supermarkets, Inc	8,884
33,200		Heiwado Co Ltd	557
3,032		Indiabulls Wholesale Service	1
48,324		Ingles Markets, Inc (Class A)	1,220
11,400		Itochu-Shokuhin Co Ltd	386
72,741		Izumiya Co Ltd	330
3,325,924		J Sainsbury plc	17,976
190,061		Jean Coutu Group PJC, Inc	3,210
687,543		Jeronimo Martins SGPS S.A.	14,491
102,900		Kasumi Co Ltd	651
26,200		Kato Sangyo Co Ltd	546
17,231		Kesko Oyj (B Shares)	479
2,644,257		Koninklijke Ahold NV	39,328
3,973,532		Kroger Co	137,246
4,500		Kusuri No Aoki Co Ltd	297
84,059		Lawson, Inc	6,414
577,000	e	Lianhua Supermarket Holdings Co Ltd	314
28,100	e	Liquor Stores Income Fund	475
140,250	e	Loblaw Cos Ltd	6,341
570,138	e	Magnit OAO (GDR)	32,547
74,254		Majestic Wine plc	536
74,199		MARR S.p.A.	891
110,233		Maruetsu, Inc	340
329,215		Massmart Holdings Ltd	5,971
46,516		Matsumotokiyoshi Holdings Co Ltd	1,343
213,636		Metcash Ltd	685
476,849		Metro AG.	15,067
312,478		Metro, Inc	20,941
15,500		Ministop Co Ltd	256
49,756		Nash Finch Co	1,095
28,016	*,e	Natural Grocers by Vitamin C	868
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
102,671		North West Co Fund	$2,294
139,428		O’Key Group S.A. (GDR)	1,571
24,000		Okuwa Co Ltd	245
221,810	e	Olam International Ltd	285
168,627	*	Pantry, Inc	2,054
569,651	e	Pick’n Pay Holdings Ltd	1,040
263,698	e	Pick’n Pay Stores Ltd	1,057
1,399,720		President Chain Store Corp	9,150
63,789		Pricesmart, Inc	5,590
2,947,500		PT Sumber Alfaria Trijaya Tbk	2,005
474,772		Raia Drogasil S.A.	4,607
73,677		Rallye S.A.	2,650
7,417		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	344
4,377,879	*,e	Rite Aid Corp	12,521
134,555	e	Roundy’s, Inc	1,121
12,479		Ryoshoku Ltd	311
21,000		S Foods, Inc	191
749,733	e	Safeway, Inc	17,739
8,700		San-A Co Ltd	421
1,546,719		Seven & I Holdings Co Ltd	56,646
1,615,000		Sheng Siong Group Ltd	831
290,862	e	Shoppers Drug Mart Corp	13,419
587,316		Shoprite Holdings Ltd	11,032
229,311		Shufersal Ltd	810
157,000		Siam Makro PCL	3,938
340,017		Spar Group Ltd	4,126
89,415		Spartan Stores, Inc	1,649
50,200		Sugi Pharmacy Co Ltd	1,909
3,037,900	e	Sun Art Retail Group Ltd	4,381
44,200		Sundrug Co Ltd	1,876
703,337	*,e	Supervalu, Inc	4,375
62,426	*	Susser Holdings Corp	2,989
637,153	e	Sysco Corp	21,765
474,000		Taiwan TEA Corp	275
11,869,384		Tesco plc	59,772
34,488		Tsuruha Holdings, Inc	3,260
194,402	*	United Natural Foods, Inc	10,496
543,100		UNY Co Ltd	3,653
66,600		Valor Co Ltd	1,237
28,043		Village Super Market (Class A)	928
3,064,544		Walgreen Co	135,453
6,641,621	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	18,699
4,887,732		Wal-Mart Stores, Inc	364,087
47,447		Weis Markets, Inc	2,138
1,134,208		Wesfarmers Ltd	41,043
1,505,888		Whole Foods Market, Inc	77,523
1,779,824		WM Morrison Supermarkets plc	7,084
1,688,521		Woolworths Ltd	50,582
759,099	*	Wumart Stores, Inc	1,396
8,600	e	Yaoko Co Ltd	316
111,300		Yokohama Reito Co Ltd	886
		TOTAL FOOD & STAPLES RETAILING	1,915,421
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
FOOD, BEVERAGE & TOBACCO - 5.4%
58,721		AarhusKarlshamn AB	$2,993
562,862	*	AGV Products Corp	185
523,181		Ajinomoto Co, Inc	7,675
9,526	e	Alico, Inc	382
434,747		Alicorp S.A.	1,461
14,816		Alliance Grain Traders, Inc	206
347,873	*	Alliance One International, Inc	1,322
11,488,336		Altria Group, Inc	401,977
36,097		Amsterdam Commodities NV	678
359,999		Anadolu Efes Biracilik Ve Malt Sanayii AS	5,222
2,974	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
44,892	*,e	Annie’s, Inc	1,919
76,655	*	AquaChile S.A.	48
1,586,653		Archer Daniels Midland Co	53,803
20,300		Ariake Japan Co Ltd	494
17,906		Aryzta AG.	1,005
497,061	e	Asahi Breweries Ltd	12,313
1,227,624	e	Asian Citrus Holdings Ltd	435
232,000		Asiatic Development BHD	676
299,447		Associated British Foods plc	7,899
96,833	e	Astral Foods Ltd	880
16,936		Atria Group plc	137
771,000	*,m	Ausnutria Dairy Corp Ltd	73
234,222		Austevoll Seafood ASA	1,350
8,440,000	*	Austindo Nusantara Jaya PT	1,105
311,861	*	Australian Agricultural Co Ltd	332
519,264		AVI Ltd	3,123
178,796		B&G Foods, Inc (Class A)	6,088
866,895		Bajaj Hindusthan Ltd	211
213,659	*	Balrampur Chini Mills Ltd	140
1,925		Barry Callebaut AG.	1,762
460,128		Beam, Inc	29,039
10,905		Binggrae Co Ltd	1,028
37,107	*	BIOSEV S.A.	211
284,769	*,e	Black Earth Farming Ltd	297
15,836		Bonduelle S.C.A.	378
27,713	*,e	Boston Beer Co, Inc (Class A)	4,729
203,118	*,e	Boulder Brands, Inc	2,448
6,400		Britannia Industries Ltd	73
272,000		British American Tobacco Malaysia BHD	5,117
2,656,319		British American Tobacco plc	136,241
1,956,572		Britvic plc	15,265
678,989		Brown-Forman Corp (Class B)	45,866
377,000	e	Bumitama Agri Ltd	297
502,967		Bunge Ltd	35,595
463,317		C&C Group plc	2,513
41,469	e	Calavo Growers, Inc	1,128
48,900		Calbee, Inc	4,641
50,371	e	Cal-Maine Foods, Inc	2,343
1,038,594	e	Campbell Soup Co	46,519
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
16,960		Carlsberg AS (Class B)	$1,517
122,600		Carlsberg Brewery-Malay BHD	593
68,465		Casa Grande S.A.	237
67,625	e	Cermaq ASA	1,180
897,000		Changshouhua Food Co Ltd	704
3,360,300		Charoen Pokphand Foods PCL	2,782
349,600		Charoen Pokphand Foods PCL (ADR)	289
13,928,610	e	China Agri-Industries Holdings Ltd	6,070
1,273,500	*,e	China Huiyuan Juice Group Ltd	517
2,556,900		China Mengniu Dairy Co Ltd	9,127
1,715,292	*,e	China Minzhong Food Corp Ltd	1,406
2,130,000	*,e	China Modern Dairy Holdings	606
5,760,000		China Starch Holdings Ltd	146
1,762,000	*,e	China Yurun Food Group Ltd	1,067
189,260	*	Chiquita Brands International, Inc	2,067
146,891		Cia Cervecerias Unidas S.A.	2,106
200,600		Cia de Bebidas das Americas	7,424
10,630		CJ CheilJedang Corp	2,409
67,016		Clover Industries Ltd	113
216,466		Coca-Cola Amatil Ltd	2,508
27,032		Coca-Cola Bottling Co Consolidated	1,653
107,195	e	Coca-Cola Central Japan Co Ltd	1,625
13,172,540		Coca-Cola Co	528,350
140,000		Coca-Cola Embonor S.A.	375
1,098,990		Coca-Cola Enterprises, Inc	38,640
578,987	e	Coca-Cola Femsa S.A. de C.V.	8,153
277,959	e	Coca-Cola HBC AG.	6,506
175,724		Coca-Cola Icecek AS	5,057
43,327	e	Coca-Cola West Japan Co Ltd	768
4,562,600	e	Cofco International Ltd	1,725
2,458,646		ConAgra Foods, Inc	85,881
1,201,688	*	Constellation Brands, Inc (Class A)	62,632
23,549		Copeinca ASA	260
161,042	e	Cott Corp	1,259
37,704	*	Craft Brewers Alliance, Inc	311
21,692	*,e	Crimson Wine Group Ltd	185
1,787	e	Crown Confectionery Co Ltd	387
84,218		CSM	1,705
1,214,190	*	D.E Master Blenders 1753 NV	19,440
2,160		Dae Han Flour Mills Co Ltd	249
63,460	e	Daesang Corp	1,723
162,676		Dairy Crest Group plc	1,124
1,298,000	*,e,m	Daqing Dairy Holdings Ltd	141
577,184	*	Darling International, Inc	10,770
365,253		Davide Campari-Milano S.p.A.	2,646
3,874,600	*	Dean Foods Co	38,823
213,572		Devro plc	947
2,814,693		Diageo plc	80,715
87,669	*,e	Diamond Foods, Inc	1,819
201,353	*	Dole Food Co, Inc	2,567
5,794		Dongwon F&B Co Ltd	587
4,950		Dongwon Industries Co Ltd	1,623
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
256,862		Dr Pepper Snapple Group, Inc	$11,798
14,500		Dydo Drinco, Inc	575
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	113
27,767		East Asiatic Co Ltd AS	390
92,625		Ebro Puleva S.A.	1,902
32,246		Embotelladora Andina S.A.	185
445,658		Embotelladoras Arca SAB de C.V.	3,414
6,408,492		Empresas Iansa S.A.	343
184,464		Ezaki Glico Co Ltd	1,756
23,699	*	Farmer Bros Co	333
1,144,800		Felda Global Ventures Holdings BHD	1,637
654,000	e	First Resources Ltd	914
895,077		Flowers Foods, Inc	19,736
4,308,733		Fomento Economico Mexicano S.A. de C.V.	44,662
151,053		Fresh Del Monte Produce, Inc	4,211
72,773		Fuji Oil Co Ltd	1,259
35,832		Fujicco Co Ltd	409
226,000	e	Fujiya Co Ltd	427
4,183,442		General Mills, Inc	203,022
581,500		GFPT PCL	153
224,326		Glanbia plc	3,022
500		GlaxoSmithKline Consumer Healthcare Ltd	43
2,566,000	e	Global Bio-Chem Technology Group Co Ltd	226
3,608,000	e	GMG Global Ltd	298
6,701,354		Golden Agri-Resources Ltd	2,950
2,238,475	*	Goodman Fielder Ltd	1,498
459,741		GrainCorp Ltd-A	5,262
998,517		Great Wall Enterprise Co	852
1,016,043	*,e	Green Mountain Coffee Roasters, Inc	76,264
1,175,553		Greencore Group plc	2,395
10,513		Griffin Land & Nurseries, Inc (Class A)	300
1,037,315		Groupe Danone	78,077
2,147,228	e	Grupo Bimbo S.A. de C.V. (Series A)	6,504
365,300	e	Grupo Herdez SAB de C.V.	1,167
130,568	*	Hain Celestial Group, Inc	8,483
225,000		Hap Seng Plantations Holdings BHD	189
98,254	e	Harim & Co Ltd	265
137,070		Heineken Holding NV	7,682
92,735		Heineken NV	5,903
2,034,714		Hershey Co	181,659
790,000		Hey Song Corp	1,018
986,246		Hillshire Brands Co	32,625
31,060	e	Hite Holdings Co Ltd	354
43,508		HKScan Oyj	197
24,200	e	Hokuto Corp	421
214,987		Hormel Foods Corp	8,294
76,352		House Foods Corp	1,245
250,500		IJM Plantations BHD	252
327,371		Illovo Sugar Ltd	1,053
1,889,843		Imperial Tobacco Group plc	65,530
702,913		InBev NV	63,285
633,978	e	Indofood Agri Resources Ltd	487
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,474,500	*	Indofood CBP Sukses Makmur Tbk	$1,806
957,070		Ingredion, Inc	62,803
78,151	*	Inventure Foods, Inc	653
5,598,576		IOI Corp BHD	9,647
4,224,426		ITC Ltd	22,990
111,000	e	Ito En Ltd	2,569
547,000	e	Itoham Foods, Inc	2,412
71,499		J&J Snack Foods Corp	5,563
341,198		J.M. Smucker Co	35,195
2,140,100		Japan Tobacco, Inc	75,540
9,216,500		Japfa Comfeed Indonesia Tbk PT	1,489
2,336,821		JBS S.A.	6,776
21,530	e	Jinro Ltd	587
32,926		John B. Sanfilippo & Son, Inc	664
312,944		J-Oil Mills, Inc	970
588,125		Juhayna Food Industries	776
90,073	e	Kagome Co Ltd	1,542
18,000	*	Kameda Seika Co Ltd	499
344,960		Kellogg Co	22,157
59,013	*	Kernel Holding S.A.	850
568,169		Kerry Group plc (Class A)	31,357
20,200		KEY Coffee, Inc	314
1,478,000		Khon Kaen Sugar Industry PCL	550
46,560		Kikkoman Corp	775
1,022,000		Kingway Brewery Holdings Ltd	368
1,340,358	e	Kirin Brewery Co Ltd	20,996
94,664		Koninklijke Wessanen NV	362
2,282,563		Kraft Foods Group, Inc	127,527
250,212		KT&G Corp	16,257
548,073		Kuala Lumpur Kepong BHD	3,768
2,975		KWS Saat AG.	1,076
200,000		Labixiaoxin Snacks Group Ltd	99
61,435		Lancaster Colony Corp	4,791
208,605		Lance, Inc	5,926
47,598		Leroy Seafood Group ASA	1,328
342,987		Lien Hwa Industrial Corp	223
16,987	e	Lifeway Foods, Inc	295
31,753	e	Limoneira Co	658
251		Lindt & Spruengli AG.	942
102		Lindt & Spruengli AG. (Reg)	4,438
1,388,019		Lorillard, Inc	60,629
1,073	e	Lotte Chilsung Beverage Co Ltd	1,292
1,771		Lotte Confectionery Co Ltd	2,486
1,411		Lotte Samkang Co Ltd	723
29,700		M Dias Branco S.A.	1,111
7,627		Maeil Dairy Industry Co Ltd	299
135,445		Maple Leaf Foods, Inc	1,884
335,700	*	Marfrig Alimentos S.A.	1,128
276,000		Marudai Food Co Ltd	889
512,000		Maruha Nichiro Holdings, Inc	1,025
294,161		McCormick & Co, Inc	20,697
75,219		McLeod Russel India Ltd	365
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
767,873		Mead Johnson Nutrition Co	$60,839
80,000		Megmilk Snow Brand Co Ltd	1,191
33,420		MEIJI Holdings Co Ltd	1,605
194,466		MHP SA (GDR)	3,306
85,900	m	Mikuni Coca-Cola Bottling Co Ltd	1,029
274,600		Minerva S.A.	1,277
303,655		Mitsui Sugar Co Ltd	963
134,739		Molson Coors Brewing Co (Class B)	6,449
3,434,498		Mondelez International, Inc	97,986
1,692,207	*	Monster Beverage Corp	102,835
418,302		Morinaga & Co Ltd	843
514,000		Morinaga Milk Industry Co Ltd	1,501
17,212	e	Muhak Co Ltd	277
1,728,489		Multiexport Foods S.A.	446
346,000		Namchow Chemical Industrial Ltd	391
1,219		Namyang Dairy Products Co Ltd	946
37,051		National Beverage Corp	647
6,207		Naturex	455
3,865,718		Nestle S.A.	253,670
566,000		Nichirei Corp	2,932
291,000		Nippon Beet Sugar Manufacturing Co Ltd	525
373,000		Nippon Flour Mills Co Ltd	1,877
51,594		Nippon Meat Packers, Inc	789
354,766		Nippon Suisan Kaisha Ltd	697
149,000		Nisshin Oillio Group Ltd	545
56,308		Nisshin Seifun Group, Inc	675
22,135	e	Nissin Food Products Co Ltd	895
8,173	e	Nong Shim Co Ltd	1,892
4,182	e	Nong Shim Holdings Co Ltd	277
8,225		Nong Woo Bio Co Ltd	194
173,937		Nutreco NV	7,366
290,900		Oldtown Bhd	253
78,224	*	Omega Protein Corp	702
4,306	e	Orion Corp	3,588
126,260		Orkla ASA	1,034
45,304		Osem Investments Ltd	945
5,411		Ottogi Corp	1,684
2,463,166		Pacific Andes International Holdings Ltd	107
6,070,206		PAN Fish ASA	6,170
8,023,226		PepsiCo, Inc	656,220
1,247,000		Pepsi-Cola Products Philippine	165
1,083,271		Perdigao S.A.	23,521
52,437		Pernod-Ricard S.A.	5,820
72,987	m	Pescanova S.A.	1
777,000	e	Petra Foods Ltd	2,320
1,400		Philip Morris CR	786
7,158,145		Philip Morris International, Inc	620,038
848,000	*	Pilgrim’s Pride Corp	12,669
47,539		Pinar SUT Mamulleri Sanayii AS	397
31,931		Pinnacle Foods, Inc	771
160,880	*	Post Holdings, Inc	7,024
942,820		PPB Group BHD	4,220
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
273,490	*,e	Premier Foods plc	$248
34,900		Premium Brands Holdings Corp	635
180,000		Prima Meat Packers Ltd	359
737,324		PT Astra Agro Lestari Tbk	1,458
2,761,000		PT Bisi International	188
9,668,500		PT BW Plantation Tbk	933
8,584,300		PT Charoen Pokphand Indonesia Tbk	4,432
555,500		PT Gudang Garam Tbk	2,824
9,551,100		PT Indofood Sukses Makmur Tbk	7,045
1,050,000		PT Malindo Feedmill Tbk	385
5,326,500		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	920
1,512,500		PT Sampoerna Agro Tbk	249
2,768,500		PT Tunas Baru Lampung Tbk	135
119,800		Q.P. Corp	1,768
343,000		QAF Ltd	270
852,700		QL Resources BHD	842
19,517		Radico Khaitan Ltd	32
833,359		REI Agro Ltd	168
917,411		Remy Cointreau S.A.	97,347
847,562		Reynolds American, Inc	40,997
276,500		Rimbunan Sawit BHD	71
25,056		Royal UNIBREW AS	2,203
82,634		Ruchi Soya Industries Ltd	85
2,288,586		SABMiller plc	109,722
71,034		SABMiller plc (Johannesburg)	3,441
2,913	e	Sajo Industries Co Ltd	106
36,555		Sakata Seed Corp	507
2,750	e	Samyang Corp	98
12,063		Samyang Holdings Corp	913
97,460		San Miguel Pure Foods Co Inc	494
114,392		Sanderson Farms, Inc	7,598
95,400		Sao Martinho S.A.	1,101
1,816,300		Sapporo Holdings Ltd	6,666
188,415		Saputo, Inc	8,660
1,160		Seaboard Corp	3,141
34,998	*	Seneca Foods Corp	1,074
612,700	*	Shanghai Dajiang Group	176
1,618,000	e	Shenguan Holdings Group Ltd	752
99,000		Showa Sangyo Co Ltd	305
929,268		Shree Renuka Sugars Ltd	250
28,700	e	Silla Co Ltd	729
97,400		SLC Agricola S.A.	826
406,095	*	Smithfield Foods, Inc	13,300
2,626		Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	126
446,264	*	SOS Cuetara S.A.	154
660,655		Souza Cruz S.A.	8,110
350,080		Standard Foods Corp	1,103
86,646		Strauss Group Ltd	1,326
99,330		Suedzucker AG.	3,075
424,000		Super Coffeemix Manufacturing Ltd	1,488
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
355,165		Swedish Match AB	$12,606
68,109	*,e	Synutra International, Inc	347
19,096		Taisun Enterprise Co Ltd	9
78,000		Taiyen Biotech Co Ltd	61
206,000		Takara Holdings, Inc	1,795
251,026		Tassal Group Ltd	566
156,384	*	TAT Konserve	226
304,059		Tata Tea Ltd	686
6,269,726		Tate & Lyle plc	78,664
770,400		TDM BHD	195
164,900		Tereos Internacional S.A.	209
499,680		TH Plantations BHD	292
822,400		Thai Union Frozen Products PCL (ADR)	1,542
1,215,200		Thai Vegetable Oil PCL	719
722,000		Tibet 5100 Water Resources Holdings Ltd	273
2,038,000		Tiga Pilar Sejahtera Food Tbk	256
233,608		Tiger Brands Ltd	6,976
2,354,200	e	Tingyi Cayman Islands Holding Corp	6,110
176,132		Tongaat Hulett Ltd	2,236
65,288	e	Tootsie Roll Industries, Inc	2,075
186,942		Toyo Suisan Kaisha Ltd	6,220
495,322		Treasury Wine Estates Ltd	2,632
167,113	*	TreeHouse Foods, Inc	10,953
15,010	e	TS Corp	405
493,700	e	Tsingtao Brewery Co Ltd	3,518
1,732,913		Tyson Foods, Inc (Class A)	44,501
3,301,818		Unilever NV	129,974
170,000		Unilever NV (ADR)	6,683
2,804,903		Unilever plc	113,549
1,700,500	e	Uni-President China Holdings Ltd	1,721
7,279,947		Uni-President Enterprises Corp	14,151
11,958		United Breweries Ltd	145
4,906		United International Enterprises	855
5,400		United Malacca BHD	13
112,716		United Spirits Ltd	4,102
91,229	e	Universal Corp	5,278
2,909,520		Universal Robina	8,393
151,000		Ve Wong Corp	108
209,788	e	Vector Group Ltd	3,403
5,462		Vilmorin & Cie	627
545,434		Vina Concha Y Toro S.A.	1,063
59,065		Viscofan S.A.	2,959
3,158		Vranken - Pommery Monopole	80
7,083,800	e	Want Want China Holdings Ltd	9,929
10,900		Warabeya Nichiyo Co Ltd	167
443,000		Wei Chuan Food Corp	748
1,306,782	*,e	WhiteWave Foods Co (Class A)	21,235
883,827	*,e	WhiteWave Foods Co (Class B)	13,434
3,632,667		Wilmar International Ltd	8,984
46,792	e	Yakult Honsha Co Ltd	1,940
76,735		Yamazaki Baking Co Ltd	901
242,092	*	Yantai Changyu Pioneer Wine Co	1,111
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
220,000		Yantai North Andre Juice Co	$75
2,944,000		Yashili International	1,303
		TOTAL FOOD, BEVERAGE & TOBACCO	6,005,834

HEALTH CARE EQUIPMENT & SERVICES - 3.4%
76,183		Abaxis, Inc	3,619
6,604,663		Abbott Laboratories	230,371
175,693	*,e	Abiomed, Inc	3,788
117,804	*,e	Acadia Healthcare Co, Inc	3,896
192,740	*,e	Accretive Health, Inc	2,084
244,272	*,e	Accuray, Inc	1,402
15,076	*	Addus HomeCare Corp	298
237,146		Advanced Medical Solutions Group plc	271
35,476	*	Aerocrine AB	53
2,876,390		Aetna, Inc	182,766
387,365	*	AGFA-Gevaert NV	686
62,626	*,m	AGFA-Gevaert NV Brussels	0	^
271,765	e	Air Methods Corp	9,207
191,134	*,e	Al Noor Hospitals Group PLC	1,842
151,967		Alfresa Holdings Corp	8,137
345,093	*	Align Technology, Inc	12,782
16,335	*	Alliance HealthCare Services, Inc	255
931,665	*	Allscripts Healthcare Solutions, Inc	12,056
32,869		Almost Family, Inc	625
249,008	*	Alphatec Holdings, Inc	510
126,957	*,e	Amedisys, Inc	1,475
711,391		AmerisourceBergen Corp	39,717
336,252	*	AMN Healthcare Services, Inc	4,815
101,232		Amplifon S.p.A.	507
181,290	*	Amsurg Corp	6,363
61,885		Analogic Corp	4,507
95,634	*	Angiodynamics, Inc	1,079
59,899	*	Anika Therapeutics, Inc	1,018
182,324		Ansell Ltd	2,937
515,785	*,e	Antares Pharma, Inc	2,146
139,963		Apollo Hospitals Enterprise Ltd	2,481
62,289		Arseus NV	1,639
152,602	*	Arthrocare Corp	5,269
11,600	e	Asahi Intecc Co Ltd	567
77,877		Assisted Living Concepts, Inc (A Shares)	931
128,208	*,e	athenahealth, Inc	10,862
65,807	*	AtriCure, Inc	625
5,875		Atrion Corp	1,285
49,966		Balda AG.	259
2,635,250		Bangkok Chain Hospital PCL	663
416,400		Bangkok Dusit Medical Services PCL	2,104
393,100		Bangkok Dusit Medical Services PCL (ADR)	1,986
101,324		Bard (C.R.), Inc	11,012
1,785,072		Baxter International, Inc	123,652
491,678		Becton Dickinson & Co	48,593
98,748	*	Biolase Technology, Inc	354
83,356	*,e	Bio-Reference Labs, Inc	2,396
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
226,023	*	BioScrip, Inc	$3,729
1,132,000	*,e	Biosensors International Group Ltd	955
19,900		BML, Inc	504
4,621,872	*	Boston Scientific Corp	42,845
125,179	*	Brookdale Senior Living, Inc	3,310
516,100		Bumrungrad Hospital PCL	1,268
93,744		Cantel Medical Corp	3,175
95,455	*	Capital Senior Living Corp	2,281
1,369,878		Cardinal Health, Inc	64,658
85,923	*	Cardiovascular Systems, Inc	1,822
2,238,319	*	CareFusion Corp	82,482
41,594		Carl Zeiss Meditec AG.	1,378
1,631	*,e	Carmat	239
2,696,208	*	Catamaran Corp	131,359
324,671	*	Catamaran Corp (Toronto)	15,803
34,159		Celesio AG.	742
295,457	*	Centene Corp	15,500
607,269	*	Cerner Corp	58,352
232,540	*,e	Cerus Corp	1,028
65,766	*	CHA Bio & Diostech Co Ltd	546
110,000	*	CHC Healthcare Group	291
66,385	e	Chemed Corp	4,808
50,031	*,e	Chindex International, Inc	812
1,244,380		Cigna Corp	90,205
196,081	e	CML Healthcare Income Fund	1,969
59,467		Cochlear Ltd	3,338
333,232		Coloplast A.S.	18,659
358,609		Community Health Systems, Inc	16,812
449,094		Compagnie Generale d’Optique Essilor International S.A.	47,845
38,327		Computer Programs & Systems, Inc	1,883
132,335		Conmed Corp	4,134
227,803		Cooper Cos, Inc	27,120
800,000		Cordlife Group Ltd	553
66,722	*	Corvel Corp	1,953
1,361,306		Covidien plc	85,544
115,135	*	Cross Country Healthcare, Inc	594
21,908		Cruz Blanca Salud S.A.	19
125,486		CryoLife, Inc	786
71,113	*	Cutera, Inc	626
141,024	*	Cyberonics, Inc	7,328
122,643	*	Cynosure, Inc (Class A)	3,186
205,619	*	DaVita, Inc	24,839
174,649		Dentsply International, Inc	7,154
51,890	*,e	Derma Sciences, Inc	693
235,234	*	DexCom, Inc	5,281
289,500		Diagnosticos da America S.A.	1,501
28,770	e	DiaSorin S.p.A.	1,148
20,825		Draegerwerk AG.	2,849
7,739		Draegerwerk AG. & Co KGaA	898
884,066	*	Edwards Lifesciences Corp	59,409
16,400		Eiken Chemical Co Ltd	260
137,073	e	Elekta AB (B Shares)	2,083
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
236,512	*	Emeritus Corp	$5,482
206,503	*	Endologix, Inc	2,742
76,844		Ensign Group, Inc	2,706
6,701	*,e	EnteroMedics, Inc	8
37,837	*	Exactech, Inc	747
97,226	*	ExamWorks Group, Inc	2,064
55,000		Excelsior Medical Co Ltd	93
3,204,554	*	Express Scripts Holding Co	197,689
236,731	e	Extendicare, Inc	1,463
640,800		Faber Group BHD	360
1,415,448		Fisher & Paykel Healthcare Corp	3,787
171,259	*,e	Five Star Quality Care, Inc	961
98,200		Fleury S.A.	801
43,784		Fresenius Medical Care AG.	3,103
91,974		Fresenius SE	11,320
13,793		Galenica AG.	8,669
96,270	*	GenMark Diagnostics, Inc	995
149,910	*	Gentiva Health Services, Inc	1,493
124,925		Getinge AB (B Shares)	3,793
63,000		Ginko International Co Ltd	1,056
22,928	*	Given Imaging Ltd	307
179,920	*,e	Globus Medical, Inc	3,033
430,769		GN Store Nord	8,135
16,855,068	e	Golden Meditech Co Ltd	2,014
97,407	*	Greatbatch, Inc	3,194
50,500		Green Hospital Supply, Inc	1,856
67,293	*,e	Greenway Medical Technologies	830
173,651	*	Haemonetics Corp	7,180
133,946	*	Hanger Orthopedic Group, Inc	4,237
4,702	*,e	Hansen Medical, Inc	7
698,000		Hartalega Holdings BHD	1,414
847,288		HCA Holdings, Inc	30,553
1,394,062	*	Health Management Associates, Inc (Class A)	21,915
250,837	*	Health Net, Inc	7,982
500,440	*	Healthsouth Corp	14,413
69,430	*	HealthStream, Inc	1,758
127,163	*	Healthways, Inc	2,210
56,270	*,e	HeartWare International, Inc	5,352
206,677	*	Henry Schein, Inc	19,789
130,053		Hill-Rom Holdings, Inc	4,380
256,093		Hitachi Medical Corp	3,276
291,869	*	HMS Holdings Corp	6,801
25,300		Hogy Medical Co Ltd	1,444
589,398	*	Hologic, Inc	11,375
572,649		Humana, Inc	48,320
44,063	*	ICU Medical, Inc	3,175
149,941	*,e	Idexx Laboratories, Inc	13,462
3,266,400	*	IHH Healthcare BHD	4,083
18,903	*	Infinitt Healthcare Co Ltd	136
178,370	*	Insulet Corp	5,603
92,659	*,e	Integra LifeSciences Holdings Corp	3,394
192,135	*	Intuitive Surgical, Inc	97,332
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
125,690		Invacare Corp	$1,805
184,274	*	Inverness Medical Innovations, Inc	4,515
25,315	*	Ion Beam Applications	189
56,091	*	IPC The Hospitalist Co, Inc	2,881
6,075	*	i-SENS Inc	182
230,000	*,e	Jeol Ltd	1,068
222,490	*	Kindred Healthcare, Inc	2,921
375,600		Kossan Rubber Industries	593
818,600		KPJ Healthcare BHD	1,775
250,881	*	Laboratory Corp of America Holdings	25,113
32,181		Landauer, Inc	1,555
40,900	e	Leisureworld Senior Care Corp	478
50,520	*	LHC Group, Inc	989
1,836,775		Life Healthcare Group Holdings Pte Ltd	6,967
111,736	*	LifePoint Hospitals, Inc	5,457
143,145	*	Magellan Health Services, Inc	8,028
135,231	*,e	MAKO Surgical Corp	1,630
7,500	e	Mani, Inc	259
225,002		Masimo Corp	4,770
6,157	*	Mauna Kea Technologies	74
1,629,151		McKesson Corp	186,538
88,379		MD Medical Group Investments plc (ADR)	1,282
335,500	*	MedAssets, Inc	5,952
70,844		Medica	1,272
46,108	*	Medical Action Industries, Inc	355
42,600	e	Medical Facilities Corp	615
556,678		Mediceo Paltac Holdings Co Ltd	7,547
90,107	*	Medidata Solutions, Inc	6,979
4,542,766		Medtronic, Inc	233,816
212,547	*,e	Merge Healthcare, Inc	765
142,393	e	Meridian Bioscience, Inc	3,061
170,786	*	Merit Medical Systems, Inc	1,904
162	e	Message Co Ltd	431
166,500		Microlife Corp	437
719,000		Microport Scientific Corp	605
75,978		Miraca Holdings, Inc	3,491
145,200	*,e	Molina Healthcare, Inc	5,399
43,744	*	MWI Veterinary Supply, Inc	5,391
23,136		Nagaileben Co Ltd	385
43,931		National Healthcare Corp	2,100
33,880	*	National Research Corp	610
78	*,e	National Research Corp	3
171,000	*	Natus Medical, Inc	2,334
81,361	*	Neogen Corp	4,520
383,538	*,e	Neoprobe Corp	1,024
1,111,852		Network Healthcare Holdings Ltd	2,590
49,100		Nichii Gakkan Co	424
58,300		Nihon Kohden Corp	2,226
157,767		Nikkiso Co Ltd	2,068
276,400	e	Nipro Corp	3,078
175,972	e	Nobel Biocare Holding AG.	2,137
221,611	*	NuVasive, Inc	5,494
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
197,470	*	NxStage Medical, Inc	$2,820
329,100		Odontoprev S.A.	1,357
2,551,400	*	Olympus Corp	77,530
344,912		Omnicare, Inc	16,456
123,901	*	Omnicell, Inc	2,546
226,254	*	OraSure Technologies, Inc	878
221,683	*	Oriola-KD Oyj (B Shares)	658
35,031		Orpea	1,620
122,486	*	Orthofix International NV	3,295
15,294	*,e	Osstem Implant Co Ltd	387
243,675	e	Owens & Minor, Inc	8,244
57,490		Pacific Hospital Supply Co Ltd	198
44,577		Paramount Bed Holdings Co Ltd	1,467
107,578		Patterson Cos, Inc	4,045
1,100	*,e	PDI, Inc	5
175,972	*	Pediatrix Medical Group, Inc	16,116
93,475		Pharmaniaga BHD	133
118,778	*	PharMerica Corp	1,646
11,806		Phonak Holding AG.	1,249
48,695	*,e	PhotoMedex, Inc	776
302,000	*	Pihsiang Machinery Manufacturing Co Ltd	300
1,282,163		Primary Health Care Ltd	5,615
4,400		Profarma Distribuidora de Produtos Farmaceuticos S.A.	31
84,755	*	Providence Service Corp	2,466
227,800	*	Qualicorp S.A.	1,725
136,491		Quality Systems, Inc	2,554
345,834	e	Quest Diagnostics, Inc	20,968
92,613	*,e	Quidel Corp	2,364
302,797		Raffles Medical Group Ltd	749
213,396	e	Ramsay Health Care Ltd	6,975
455,395	e	Resmed, Inc	20,552
126,255	e	Rhoen Klinikum AG.	2,912
36,918	*	Rochester Medical Corp	544
161,455	*,e	Rockwell Medical Technologies, Inc	583
247,613	*	RTI Biologics, Inc	931
527,802	e	Ryman Healthcare Ltd	2,599
11,411		Sartorius AG.	1,227
5,600	e	Sartorius Stedim Biotech	733
425,311		Selcuk Ecza Deposu Ticaret ve Sanayi AS	401
187,088		Select Medical Holdings Corp	1,534
3,429,200	e	Shandong Weigao Group Medical Polymer Co Ltd	3,736
2,286,800	e	Shanghai Pharmaceuticals Holding Co Ltd	4,275
193,581		Shenzhen Accord Pharmaceutical Co Ltd	639
1,614,696		Sigma Pharmaceuticals Ltd	1,161
1,226,700	e	Sinopharm Group Co	3,066
180,441	*	Sirona Dental Systems, Inc	11,887
172,544	*,e	Skilled Healthcare Group, Inc (Class A)	1,153
666,132		Smith & Nephew plc	7,461
281,620	*	Solta Medical, Inc	642
993		So-net M3, Inc	2,227
457,660		Sonic Healthcare Ltd	6,217
342,858	*	Sorin S.p.A.	870
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
173,263	*	Spectranetics Corp	$3,237
706,700		St. Jude Medical, Inc	32,247
79,000		St. Shine Optical Co Ltd	2,042
165,130	*	Staar Surgical Co	1,676
201,350		STERIS Corp	8,634
8,659		Stratec Biomedical Systems AG.	387
11,152	e	Straumann Holding AG.	1,667
858,085		Stryker Corp	55,501
6,610		Suheung Capsule Co Ltd	153
399,601		Summerset Group Holdings Ltd	877
1,083,600		Supermax Corp BHD	675
99,193	*	SurModics, Inc	1,985
103,654		Suzuken Co Ltd	3,488
182,162	*	Symmetry Medical, Inc	1,534
84,612		Synergy Healthcare plc	1,452
54,863		Sysmex Corp	3,593
285,311	*	Team Health Holdings, Inc	11,718
119,131	*	TearLab Corp	1,265
40,553		Teleflex, Inc	3,142
123,700		Tempo Participacoes S.A.	193
410,429	*	Tenet Healthcare Corp	18,921
154,065		Terumo Corp	7,658
332,181	*	Thoratec Corp	10,401
56,500		Toho Pharmaceutical Co Ltd	935
10,100		Tokai Corp (GIFU)	286
1,821,300		Top Glove Corp BHD	3,597
119,370	*	Tornier BV	2,089
88,342	*,e	Triple-S Management Corp (Class B)	1,897
35,000		Tsuki Corp	338
288,901	*,e	Unilife Corp	916
551,217		United Drug plc	2,604
4,267,568		UnitedHealth Group, Inc	279,440
152,733		Universal American Corp	1,358
505,819		Universal Health Services, Inc (Class B)	33,870
62,937		US Physical Therapy, Inc	1,740
2,686	*	USMD Holdings, Inc	79
11,372		Utah Medical Products, Inc	618
8,215	e	Value Added Technologies Co Lt	96
114,955	*	Vanguard Health Systems, Inc	2,384
365,567	*	Varian Medical Systems, Inc	24,658
70,880	*	Vascular Solutions, Inc	1,043
188,656	*	VCA Antech, Inc	4,922
655,600		Vibhavadi Medical Center PCL	238
72,500		VITAL KSK Holdings, Inc	546
135,877	*,e	Vocera Communications, Inc	1,997
180,523	*	Volcano Corp	3,273
192,717	*	WellCare Health Plans, Inc	10,705
1,544,725		WellPoint, Inc	126,420
139,908		West Pharmaceutical Services, Inc	9,830
8,125	*	William Demant Holding	671
162,731	*	Wright Medical Group, Inc	4,265
59,111	*,e	Zeltiq Aesthetics, Inc	378
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
801,690		Zimmer Holdings, Inc	$60,079
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,779,061

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
11,286	e	Able C&C Co Ltd	398
23,300	*	Aderans Co Ltd	323
3,707	e	Amorepacific Corp	2,970
39,776	*	Atrium Innovations Inc	553
2,860,014		Avon Products, Inc	60,146
2,004,000	*,e	BaWang International Group Holding Ltd	96
1,162,195		Beiersdorf AG.	101,238
12,004		Bioland Ltd	148
163,123	*	Central Garden and Pet Co (Class A)	1,126
712,923		Church & Dwight Co, Inc	43,994
300,693	e	Clorox Co	25,000
4,378,159		Colgate-Palmolive Co	250,825
14,641	e	Cosmax, Inc	583
303,279	*,e	Coty, Inc	5,210
346,343		Dabur India Ltd	906
148	e	Dr Ci:Labo Co Ltd	394
87,150	*	Elizabeth Arden, Inc	3,928
5,491		Emami Ltd	44
2,746	*,m	Emami Ltd	22
237,859		Energizer Holdings, Inc	23,907
1,279,596		Estee Lauder Cos (Class A)	84,159
12,200	*,e	Euglena Co Ltd	750
72,500		Fancl Corp	869
75,222	e	Female Health Co	742
88,931		Godrej Consumer Products Ltd	1,225
420,000		Grape King Industrial Co	1,569
133,906	*	Harbinger Group, Inc	1,010
904,200	e	Hengan International Group Co Ltd	9,824
45,235		Henkel KGaA	3,543
742,562		Henkel KGaA (Preference)	69,734
647,275	e	Herbalife Ltd	29,218
1,308,109		Hindustan Lever Ltd	12,881
737,925		Hypermarcas S.A.	4,805
8,653		Inter Parfums S.A.	255
106,358		Inter Parfums, Inc	3,033
18,347	e	JW Shinyak Corp	69
283,430		Jyothy Laboratories Ltd	856
540,404		Kao Corp	18,396
765,799		Kimberly-Clark Corp	74,390
6,657,837		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	21,514
33,200		Kobayashi Pharmaceutical Co Ltd	1,750
8,390	e	Korea Kolmar Co Ltd	90
27,114		Korea Kolmar Co Ltd	608
85,800		Kose Corp	2,374
15,106		LG Household & Health Care Ltd	7,358
355,380	*	Lifevantage Corp	824
324,000		Lion Corp	1,878
770,670		L’Oreal S.A.	126,686
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
465,600		Magic Holdings international Ltd	$287
64,479		Mandom Corp	2,140
92,639	*	Medifast, Inc	2,386
446,347		Microbio Co Ltd	480
16,756		Milbon Co Ltd	591
213,038		Natura Cosmeticos S.A.	4,554
46,630		Nature’s Sunshine Products, Inc	762
665,942	e	Nu Skin Enterprises, Inc (Class A)	40,702
36,397		Nutraceutical International Corp	744
2,584,000	e	NVC Lighting Holdings Ltd	795
16,677		Oil-Dri Corp of America	458
30,993		Orchids Paper Products Co	814
84,535	e	Oriflame Cosmetics S.A.	2,677
3,350		Pacific Corp	1,020
31,100		Pigeon Corp	2,478
26,900		Pola Orbis Holdings, Inc	910
263,950	*	Prestige Brands Holdings, Inc	7,691
1,155,000	e	Prince Frog International Holdings Ltd	794
8,883,142		Procter & Gamble Co	683,913
3,006,600		PT Unilever Indonesia Tbk	9,286
441,319		PZ Cussons plc	2,322
1,062,272		Reckitt Benckiser Group plc	75,141
41,141	*	Revlon, Inc (Class A)	908
2,600,000	e	Ruinian International Ltd	729
332,311		Shiseido Co Ltd	4,944
98,252		Spectrum Brands, Inc	5,588
30,400		ST Corp	311
516,332	*,e	Star Scientific, Inc	718
708,758		Svenska Cellulosa AB (B Shares)	17,775
158,605	e	Uni-Charm Corp	8,970
19,702	*,e	USANA Health Sciences, Inc	1,426
795,000	e	Vinda International Holdings Ltd	810
72,679		WD-40 Co	3,960
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,889,305

INSURANCE - 4.3%
4,142,595		ACE Ltd	370,679
231,935		Admiral Group plc	4,672
341,571		Aegon NV	2,292
1,152,038		Aflac, Inc	66,956
403,108		Ageas	14,144
18,478,007		AIA Group Ltd	77,848
13,511		Aksigorta AS	18
16,452	*	Alleghany Corp	6,306
1,127,417		Allianz AG.	164,559
291,725		Allied World Assurance Co Holdings Ltd	26,696
1,451,211		Allstate Corp	69,832
88,520	*	Alm Brand AS	272
184,024	*	AMBAC Financial Group, Inc	4,385
251,092		American Equity Investment Life Holding Co	3,942
469,468		American Financial Group, Inc	22,962
3,596,592	*	American International Group, Inc	160,768
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,625		American National Insurance Co	$1,057
33,191	*	American Safety Insurance Holdings Ltd	961
84,718		Amerisafe, Inc	2,744
894,830		Amlin plc	5,353
3,470,813		AMP Ltd	13,423
94,139	e	Amtrust Financial Services, Inc	3,361
564,916		Anadolu Hayat Emeklilik AS	1,246
450,254	*	Anadolu Sigorta	289
719,943		Aon plc	46,328
19,455		April Group	334
655,548	*	Arch Capital Group Ltd	33,702
104,552		Argo Group International Holdings Ltd	4,432
162,896		Arthur J. Gallagher & Co	7,117
470,201		Aspen Insurance Holdings Ltd	17,440
234,719		Assicurazioni Generali S.p.A.	4,103
1,048,820		Assurant, Inc	53,395
164,482		Assured Guaranty Ltd	3,628
2,170,731		Aviva plc	11,188
1,760,973		AXA S.A.	34,714
1,902,239		Axis Capital Holdings Ltd	87,085
4,146		Bajaj Finserv Ltd	45
38,666		Baldwin & Lyons, Inc (Class B)	939
7,657		Baloise Holding AG.	744
1,182,800	*	BB Seguridade Participacoes S.A.	9,329
1,218,847		Beazley plc	4,272
45	*	Berkshire Hathaway, Inc	7,587
6,361,311	*	Berkshire Hathaway, Inc (Class B)	711,958
198,700		Brazil Insurance Participco	1,950
218,931		Brown & Brown, Inc	7,058
9,931,366		Cathay Financial Holding Co Ltd	13,497
555,587		Catlin Group Ltd	4,221
263,589		Chesnara plc	1,002
1,398,308	*,e	China Insurance International Holdings Co Ltd	2,151
9,514,024		China Life Insurance Co Ltd	22,144
2,625,885	*	China Life Insurance Co Ltd (Taiwan)	2,582
4,581,100	e	China Pacific Insurance Group Co Ltd	14,523
485,495		Chubb Corp	41,097
424,291		Cincinnati Financial Corp	19,475
174,256	*,e	Citizens, Inc (Class A)	1,042
49,774		Clal Insurance	804
4,100,000		ClearView Wealth Ltd	2,198
56,118		CNA Financial Corp	1,831
247,972		CNP Assurances	3,560
882,278		Conseco, Inc	11,434
587,396	e	Corp Mapfre S.A.	1,911
96,733		Crawford & Co (Class B)	544
26,893		Dai-ichi Mutual Life Insurance Co	38,606
50,457		Delta Lloyd NV	1,011
823,256	*	Direct Line Insurance Group plc	2,917
378,920		Discovery Holdings Ltd	3,222
28,513		Donegal Group, Inc (Class A)	398
51,854		Dongbu Insurance Co Ltd	2,187
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
23,245	e	Eastern Insurance Holdings, Inc	$436
70,954	*	eHealth, Inc	1,612
22,218	e	EMC Insurance Group, Inc	583
112,921		Employers Holdings, Inc	2,761
135,781		Endurance Specialty Holdings Ltd	6,986
38,646	*	Enstar Group Ltd	5,139
39,687		Erie Indemnity Co (Class A)	3,163
1,294,194	*	esure Group plc	6,395
17,857	e	Euler Hermes S.A.	1,800
232,962		Everest Re Group Ltd	29,880
51,151		FBD Holdings plc	968
39,841	e	FBL Financial Group, Inc (Class A)	1,733
562,025	e	Fidelity National Title Group, Inc (Class A)	13,382
480,803		First American Financial Corp	10,597
548,144	*,e	Fondiaria-Sai S.p.A	1,009
1,864	*	Fondiaria-Sai S.p.A-RSP	297
71,415	*	Fondiaria-Sai SpA	118
12,841	*	Fortegra Financial Corp	88
792,602	*	Genworth Financial, Inc (Class A)	9,044
210,057		Gjensidige Forsikring BA	3,095
608,159	e	Great-West Lifeco, Inc	16,498
109,425	*,e	Greenlight Capital Re Ltd (Class A)	2,684
102,657		Grupo Catalana Occidente S.A.	2,273
54,163	*	Hallmark Financial Services	495
116,160		Hannover Rueckversicherung AG.	8,353
77,826		Hanover Insurance Group, Inc	3,808
38,500	*	Hanwha Non-Life Insurance Co Ltd	168
12,655		Harel Insurance Investments & Finances Ltd	623
5,037,236		Hartford Financial Services Group, Inc	155,751
523,129		HCC Insurance Holdings, Inc	22,552
30,662	e	HCI Group, Inc	942
10,196	*	Health Insurance Innovations, Inc	107
15,282		Helvetia Holding AG.	6,167
248,388	*	Hilltop Holdings, Inc	4,074
708,158		Hiscox Ltd	6,134
164,889		Horace Mann Educators Corp	4,020
223,080		Hyundai Marine & Fire Insurance Co Ltd	5,907
29,752	e	Independence Holding Co	352
96,208		Industrial Alliance Insurance and Financial Services, Inc	3,806
52,392		Infinity Property & Casualty Corp	3,131
104,551		ING Canada, Inc	5,890
5,282,065		Insurance Australia Group Ltd	26,219
4,126		Investors Title Co	293
203,478		Jardine Lloyd Thompson Group plc	2,818
18,246	e	Kansas City Life Insurance Co	698
48,632		Kemper Corp	1,666
573,700		Korea Life Insurance Co Ltd	3,302
123,725		Korean Reinsurance Co	1,133
199,660		Lancashire Holdings Ltd	2,408
21,835,806		Legal & General Group plc	56,912
439,246		Liberty Holdings Ltd	5,321
18,500	*	Lifenet Insurance Co	151
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
80,190		LIG Insurance Co Ltd	$1,634
1,052,950		Lincoln National Corp	38,401
307,793		Loews Corp	13,666
44,101	*	Lotte Non-Life Insurance Co Ltd	119
243,688		Maiden Holdings Ltd	2,734
2,101,547	e	Manulife Financial Corp	33,630
67,829	*	Markel Corp	35,742
3,999,822		Marsh & McLennan Cos, Inc	159,673
140,250	*,e	MBIA, Inc	1,867
211,212		Meadowbrook Insurance Group, Inc	1,696
775,344		Mediolanum S.p.A.	4,806
29,995	*	Menorah Mivtachim Holdings Ltd	296
406,000	*	Mercuries Life Insurance Co Lt	214
26,876		Mercury General Corp	1,181
72,555		Meritz Fire & Marine Insurance Co Ltd	804
6,633,616		Metlife, Inc	303,554
1,328,222		Metropolitan Holdings Ltd	2,974
352,760		Migdal Insurance Holdings Ltd	554
990,563	*	Milano Assicurazioni S.p.A.	608
1,024,088		Millea Holdings, Inc	32,315
1,253,436		Mitsui Sumitomo Insurance Group Holdings, Inc	31,750
235,232		Montpelier Re Holdings Ltd	5,883
429,800		Muenchener Rueckver AG.	78,960
165,599	*	National Financial Partners Corp	4,191
28,640		National Interstate Corp	838
8,849		National Western Life Insurance Co (Class A)	1,680
44,940	*	Navigators Group, Inc	2,563
844,500	e	New China Life insurance Co Ltd	2,576
1,287,449		NKSJ Holdings, Inc	30,596
7,714,797		Old Mutual plc	21,178
645,055		Old Republic International Corp	8,302
94,451		OneBeacon Insurance Group Ltd (Class A)	1,368
907,445		PartnerRe Ltd	82,178
7,320,000	e	People’s Insurance Co Group of China Ltd	3,318
23,315	*	Phoenix Cos, Inc	1,003
368,444		Phoenix Group Holdings	3,573
79,180		Phoenix Holdings Ltd	261
5,441,831		PICC Property & Casualty Co Ltd	6,102
2,499,900	e	Ping An Insurance Group Co of China Ltd	16,689
128,319		Platinum Underwriters Holdings Ltd	7,342
252,831		Porto Seguro S.A.	2,685
373,430	e	Power Corp Of Canada	10,020
565,708	e	Power Financial Corp	16,449
129,140		Powszechny Zaklad Ubezpieczen S.A.	15,912
230,109		Primerica, Inc	8,615
1,367,994		Principal Financial Group	51,231
177,265		ProAssurance Corp	9,246
932,811		Progressive Corp	23,712
523,512		Protective Life Corp	20,108
2,839,546		Prudential Financial, Inc	207,372
5,993,477		Prudential plc	97,830
25,956,000		PT Panin Insurance Tbk	1,790
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
90,425,000	*	PT Panin Life Tbk	$1,903
2,079,046		QBE Insurance Group Ltd	28,785
259,198		Reinsurance Group of America, Inc (Class A)	17,913
265,970		RenaissanceRe Holdings Ltd	23,084
1,605,717		Resolution Ltd	6,955
87,204	e	RLI Corp	6,663
846,287		RMI Holdings	2,155
3,295,908		Royal & Sun Alliance Insurance Group plc	5,979
58,076		Safety Insurance Group, Inc	2,817
369,910		Sampo Oyj (A Shares)	14,404
86,044		Samsung Fire & Marine Insurance Co Ltd	17,523
160,771		Samsung Life Insurance Co Ltd	15,175
3,139,640		Sanlam Ltd	14,591
15,018		Schweizerische National-Versicherungs-Gesellschaft	694
160,205		SCOR	4,917
226,620		Selective Insurance Group, Inc	5,217
7,072,495	*	Shin Kong Financial Holding Co Ltd	2,370
265,000		Shinkong Insurance Co Ltd	198
71,897		Societa Cattolica di Assicurazioni SCRL	1,470
216,134		Sony Financial Holdings, Inc	3,403
468,256		St. James’s Place plc	3,841
45,076		Stancorp Financial Group, Inc	2,227
2,030,023		Standard Life plc	10,683
63,677		State Auto Financial Corp	1,157
87,529		Stewart Information Services Corp	2,292
407,354	*	Storebrand ASA	1,967
557,534		Sul America SA	3,268
1,044,409	e	Sun Life Financial, Inc	30,934
939,958		Suncorp-Metway Ltd	10,209
35,207		Swiss Life Holding	5,715
1,417,382		Swiss Re Ltd	105,454
265,700		Syarikat Takaful Malaysia Bhd	636
318,988	e	Symetra Financial Corp	5,101
1,166,400		T&D Holdings, Inc	15,602
444,000		Taiwan Fire & Marine Insurance Co	324
924,000	*	Taiwan Life Insurance Co Ltd	703
106,040		Tong Yang Life Insurance	915
155,376	*	Topdanmark A.S.	3,955
421,629		Torchmark Corp	27,465
221,563	e	Tower Group International Ltd	4,544
760,552		Travelers Cos, Inc	60,783
18,071		TrygVesta AS	1,489
454,200	*	Tune Ins Holdings Bhd	264
772,969		Unipol Gruppo Finanziario S.p.A	2,540
333,404		Unipol Gruppo Finanziario S.p.A (Priv)	996
38,243	*,e	United America Indemnity Ltd	901
84,495		United Fire & Casualty Co	2,098
109,302		Universal Insurance Holdings, Inc	774
795,080		UnumProvident Corp	23,352
1,305,558		Validus Holdings Ltd	47,157
50,607		Vittoria Assicurazioni S.p.A.	424
285,458		W.R. Berkley Corp	11,664
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,906		White Mountains Insurance Group Ltd	$3,396
27,381		Wiener Staedtische Allgemeine Versicherung AG.	1,270
1,576,910		XL Capital Ltd	47,812
48,547		Yapi Kredi Sigorta AS	452
123,157		Zurich Financial Services AG.	31,923
		TOTAL INSURANCE	4,780,504

MATERIALS - 5.3%
121,379		A. Schulman, Inc	3,255
281,244	e	Acerinox S.A.	2,620
501,707		ACHEM Technology Corp	250
418,000		Achilles Corp	537
50,000	*	Acron JSC (ADR)	193
31,744	*,e	ADA-ES, Inc	1,337
161,581		Adana Cimento	356
273,700		ADEKA Corp	2,805
1,042,006		Adelaide Brighton Ltd	3,134
29,781	*	Advanced Metallurgical Group NV	237
47,153	*	Advansa Sasa Polyester Sanayi AS	23
171,379		Aeci Ltd	1,985
15,376	*	AEP Industries, Inc	1,144
145,516		African Barrick Gold Ltd	212
296,063	*,e	African Minerals Ltd	853
163,870		African Oxygen Ltd	348
298,288		African Rainbow Minerals Ltd	4,511
148,900		Agnico-Eagle Mines Ltd	4,106
390,422		Agrium, Inc (Toronto)	33,849
159,000		Aichi Steel Corp	701
329,237		Air Liquide	40,661
227,834		Air Products & Chemicals, Inc	20,863
250,311		Air Water, Inc	3,519
82,490		Airgas, Inc	7,874
687,987	*,e	AK Steel Holding Corp	2,091
112,938		Akcansa Cimento AS	664
909,975		Akzo Nobel NV	51,346
381,570		Alamos Gold, Inc	4,622
160,539		Albemarle Corp	10,000
1,054,829		Alcoa, Inc	8,249
339,189		Alent plc	1,683
108,097	e	Allegheny Technologies, Inc	2,844
413,736	*,e	Allied Nevada Gold Corp	2,681
841,600		Alpek SAB de C.V.	1,788
345,671		Altri SGPS S.A.	842
518,248		Alumina Ltd	461
5,423,900	*,e	Aluminum Corp of China Ltd	1,723
15,943		AMAG Austria Metall AG.	487
1,134,279		Ambuja Cements Ltd	3,556
102,583		AMCOL International Corp	3,251
2,249,605		Amcor Ltd	20,791
24,537	*	American Pacific Corp	696
141,439		American Vanguard Corp	3,314
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,707,000		AMVIG Holdings Ltd	$1,821
304,154		Anadolu Cam Sanayii AS	432
661,400	e	Anatolia Minerals Development Ltd	1,396
58,520	*,e	Angang New Steel Co Ltd	29
505,955		Anglo American plc (London)	9,750
73,910	*,e	Anglo Platinum Ltd	2,206
438,776		AngloGold Ashanti Ltd	6,272
1,679,894	e	Anhui Conch Cement Co Ltd	4,516
158,000		ANN JOO Resources BHD	66
1,488,857		Antofagasta plc	18,041
243,547	e	APERAM	2,650
126,018		Aptargroup, Inc	6,957
621,585	*	Aquarius Platinum Ltd	363
65,120	*	Arabian American Development Co	567
237,900		ArcelorMittal	2,663
392,484	*	Argonaut Gold, Inc	2,123
32,061		Arkema	2,939
70,381	e	Asahi Holdings, Inc	1,060
1,770,852		Asahi Kasei Corp	11,684
94,000		Asahi Organic Chemicals Industry Co Ltd	205
100,500	*	Asanko Gold, Inc	215
1,585,556		Ashland, Inc	132,394
1,750,000		Asia Cement China Holdings Corp	715
6,478	e	Asia Cement Co Ltd	430
4,963,923		Asia Cement Corp	6,096
52,315		Asia Plastic Recycling Holding Ltd	138
369,500		Asia Polymer	275
53,847		Asian Paints Ltd	4,190
83,177		Associated Cement Co Ltd	1,706
105,385	e	Assore Ltd	3,412
677,200		Atlas Consolidated Mining & Development	231
1,078,314		Atlas Iron Ltd	732
187,200	*	Augusta Resource Corp	393
33,324	*	Auriga Industries (Class B)	935
2,579,968	a	Axiall Corp	109,855
5,538,788		AZ Electronic Materials S.A.	25,832
745,635	*	B2Gold Corp	1,588
8,789		Bagfas Bandirma Gubre Fabrik	191
133,406		Balchem Corp	5,970
786,101		Ball Corp	32,655
264,598		Ballarpur Industries Ltd	59
243,100	*,e	Banro Corp	190
1,190,385		Barrick Gold Corp (Canada)	18,789
1,016,503		BASF AG.	90,665
2,138		BASF India Ltd	20
67,077		Baticim Bati Anadolu Cimento Sanayii AS	212
5,096		Bayer CropScience Ltd	119
3,497,100	e	BBMG Corp	2,134
92,533		BC Iron Ltd	274
751,278	*	Beadell Resources Ltd	351
46,452		Bekaert S.A.	1,477
303,000	*,e	Belo Sun Mining Corp	135
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
207,013		Bemis Co, Inc	$8,102
362,200	*	Bengang Steel Plates Co	112
49,361		Berger Paints India Ltd	191
640,163	*	Berry Plastics Group, Inc	14,128
4,776,002		BHP Billiton Ltd	137,467
5,190,299		BHP Billiton plc	132,341
188,136		Billerud AB	1,779
863,177	*	BlueScope Steel Ltd	3,672
97,626	*	Boise Cascade Co	2,481
396,128		Boise, Inc	3,383
37,209		Boliden AB	461
1,464,750		Boral Ltd	5,605
5,340,000	*	Borneo Lumbung Energi & Metal	207
2,099,300		Borregaard ASA	9,163
10,943		Borusan Mannesmann Boru Sanayi	163
10,444,246	*	Boryszew S.A.	1,256
288,093		Bradespar S.A.	2,608
193,428		Braskem S.A.	1,428
76,088		Brush Engineered Materials, Inc	2,061
160,238		Buckeye Technologies, Inc	5,935
89,182		Buzzi Unicem S.p.A.	1,338
89,964		Buzzi Unicem S.p.A. RSP	701
5,600		C Uyemura & Co Ltd	231
62,885		Cabot Corp	2,353
474,125	*	Calgon Carbon Corp	7,908
351,228	e	Canexus Corp	3,072
108,568	*,e	Canfor Corp	1,920
47,600	e	Canfor Pulp Products, Inc	385
202,948		CAP S.A.	4,528
29,150	e	Capro Corp	168
372,811	*	Capstone Mining Corp	635
45,509		Carpenter Technology Corp	2,051
159,552	e	Cascades, Inc	880
69,418	*,e	Castle (A.M.) & Co	1,094
367,656		Celanese Corp (Series A)	16,471
127,913		Cementir S.p.A.	359
789,257		Cementos Argos S.A.	3,277
203,292	*	Cementos Argos S.A.	855
38,043	e	Cementos Pacasmayo SAA (ADR)	484
583,012	*	Cemex Latam Holdings S.A.	3,883
20,115,374	*,e	Cemex S.A. de C.V.	21,361
1,300,122	*	Centamin plc	631
192,500		Centerra Gold, Inc	608
2,156,500		Central Omega Resources Tbk PT	97
211,328	*	Century Aluminum Co	1,961
120,538		Century Textile & Industries Ltd	533
315,019		CF Industries Holdings, Inc	54,026
401,166		Chambal Fertilizers & Chemicals Ltd	244
23,823		Chase Corp	533
82,204		Cheil Industries, Inc	6,420
423,741	*	Chemtura	8,602
2,191,560		Cheng Loong Corp	966
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
832,925		Chia Hsin Cement Corp	$396
710,000		Chiho-Tiande Group Ltd	292
5,056,200		China BlueChemical Ltd	3,074
863,000	*	China General Plastics Corp	508
171,000		China Hi-ment Corp	307
670,000	*	China Manmade Fibers Corp	247
368,409		China Metal Products	455
3,613,200	e,m	China Metal Recycling Holdings Ltd	2,201
3,937,478	e	China National Building Material Co Ltd	3,503
1,925,175		China Petrochemical Development Corp	976
2,142,000	*,e	China Precious Metal Resources Holdings Co Ltd	356
1,422,000	e	China Rare Earth Holdings Ltd	204
2,826,100	e	China Resources Cement Holdings Ltd	1,409
1,950,000		China Sanjiang Fine Chemicals	936
3,689,400		China Shanshui Cement Group Ltd	1,647
216,000		China Steel Chemical Corp	1,072
13,393,083		China Steel Corp	10,950
1,459,000		China Synthetic Rubber Corp	1,527
2,800,000	*	China Timber Resources Group Ltd	113
663,000		China Vanadium Titano-Magnetite Mining Co Ltd	106
496,000	*	Chongqing Iron & Steel Co Ltd	67
667,822		Christian Hansen Holding	22,847
111,000		Chuetsu Pulp & Paper Co Ltd	169
83,000		Chugoku Marine Paints Ltd	410
1,398,328		Chun Yuan Steel	533
1,344,720	*	Chung Hung Steel Corp	367
169,950	*	Chung Hwa Pulp Corp	52
240,100		Cia de Minas Buenaventura S.A. (ADR) (Series B)	3,544
763,536		Cia Siderurgica Nacional S.A.	2,043
94,930	*	Ciech S.A.	691
97,669		Cimsa Cimento Sanayi Ve Tica	665
1,208,000		Citic Dameng Holdings	104
2,507,166		Clariant AG.	35,342
1,434		Clariant Chemicals India Ltd	9
89,227	*	Clearwater Paper Corp	4,199
4,155,095	e	Cliffs Natural Resources, Inc	67,520
63,833	*,e	CNK International Co Ltd	400
462,707	*,e	Coeur d’Alene Mines Corp	6,154
140,800	*	Colossus Minerals, Inc	163
464,529		Commercial Metals Co	6,861
86,132	*	Companhia Vale do Rio Doce	0	^
315,600	e	Companhia Vale do Rio Doce (ADR)	4,150
90,684	e	Compass Minerals International, Inc	7,666
619,099	*	Constellium NV	9,998
121,000	*	Corp Durango SAB de C.V.	234
3,194,000	e	CPMC Holdings Ltd	2,305
3,368,262		CRH plc	68,149
30,301		CRH plc (Ireland)	615
453,064		Croda International plc	17,085
120,700	*	Cronus Resources Ltd	379
630,285	*	Crown Holdings, Inc	25,924
374,600		CSC Steel Holdings BHD	151
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
25,040,000	*	CST Mining Group Ltd	$280
140,972	*,e	Cudeco Ltd	257
287,626		Cytec Industries, Inc	21,069
1,502,300	*	D&L Industries Inc	222
144,000		Dai Nippon Toryo Co Ltd	212
1,139,689		Daicel Chemical Industries Ltd	9,961
67,530		Daido Steel Co Ltd	341
91,000		Daiken Corp	243
187,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	818
1,448,754		Dainippon Ink and Chemicals, Inc	3,617
227,872		Daio Paper Corp	1,294
168,000		Daiso Co Ltd	494
225,400	*	Danhua Chemical Technology Co Ltd	140
20,403	e	DC Chemical Co Ltd	2,380
37,166		Deltic Timber Corp	2,149
1,305,508		Denki Kagaku Kogyo KK	4,726
170,532	*	Detour Gold Corp	1,338
498,515	*,e	Discovery Metals Ltd	61
130,914	*	Dominion Diamond Corp	1,851
32,342		Domtar Corp	2,151
23,360	*,e	Dongbu Steel Co Ltd	53
67,414	e	Dongjin Semichem Co Ltd	217
67,948	e	Dongkuk Industries Co Ltd	207
47,550	e	Dongkuk Steel Mill Co Ltd	449
21,542	*	Dongsung Finetec Co Ltd	153
3,773,000	e	Dongyue Group	1,497
4,064,731		Dow Chemical Co	130,762
580,000		Dowa Holdings Co Ltd	5,183
1,189,447		DRDGOLD Ltd	647
1,490,242		DS Smith plc	5,606
857,468		DSM NV	55,901
1,264,412		Du Pont (E.I.) de Nemours & Co	66,382
1,065,228		DuluxGroup Ltd	4,098
138,400	*	Dundee Precious Metals, Inc	566
189,715		Eagle Materials, Inc	12,572
15,600		Earth Chemical Co Ltd	529
482,207		Eastman Chemical Co	33,759
933,612		Ecolab, Inc	79,534
4,810	e	EG Corp	97
15,074		EID Parry India Ltd	34
587,406		El Ezz Steel Co	653
1,045,959		Eldorado Gold Corp	6,474
1,685,572		Elementis plc	5,624
2,036,089		Empresas CMPC S.A.	6,254
12,941	*	EMS-Chemie Holding AG.	3,833
292,538	*,e	Endeavour Mining Corp	156
153,139	*	Endeavour Mining Corp (ADR)	61
216,800	*	Endeavour Silver Corp	750
1,382,915		Eregli Demir ve Celik Fabrikalari TAS	1,424
574,534		Eternal Chemical Co Ltd	486
207,000		Eternit S.A.	877
95,300		Eucatex S.A. Industria e Comercio	267
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
33,492		Eugene Corp	$86
570,570		Everlight Chemical Industrial Corp	392
691,694	*	Evolution Mining Ltd	369
522,181	*	Evonik Industries AG.	18,488
342,224		Evraz plc	505
676,750		Feng Hsin Iron & Steel Co	1,192
101,400		Ferbasa-Ferro Ligas DA Bahia	572
667,482	e	Ferrexpo plc	1,355
345,495	*	Ferro Corp	2,401
44,100	*	Fertilizantes Heringer S.A.	166
1,204,263	*	Fibria Celulose S.A.	13,358
2,962,946		Filtrona plc	31,684
147,600	*	First Majestic Silver Corp	1,566
889,807		First Quantum Minerals Ltd	13,199
2,262,397	e	Fletcher Building Ltd	14,734
170,906	*	Flotek Industries, Inc	3,066
336,779		FMC Corp	20,564
75,040	*,e	Foosung Co Ltd	257
4,005,003		Formosa Chemicals & Fibre Corp	9,795
5,152,031		Formosa Plastics Corp	12,427
405,000		Formosan Rubber Group, Inc	333
1,227,732		Formosan Union Chemical	575
10,431,052	e	Fortescue Metals Group Ltd	28,715
308,800	*	Fortuna Silver Mines, Inc	1,028
4,460,100		Fosun International	3,260
14,300		FP Corp	991
228,135	*,e	Franco-Nevada Corp	8,167
2,771,040		Freeport-McMoRan Copper & Gold, Inc (Class B)	76,508
1,563,723		Fresnillo plc	21,112
49,245		Frutarom Industries Ltd	745
175,043		Fuchs Petrolub AG. (Preference)	13,878
1,621,200		Fufeng Group Ltd	521
24,452		Fuji Seal International, Inc	689
18,700		Fujimi, Inc	207
37,600		Fujimori Kogyo Co Ltd	1,115
116,000	e	Furukawa-Sky Aluminum Corp	314
14,739,100	e	Fushan International Energy Group Ltd	5,692
108,294		FutureFuel Corp	1,535
34,782,600	*	G J Steel PCL	91
14,545,600	*	G Steel PCL	88
311,670	*,e	Gabriel Resources Ltd	415
311,242	e	Gammon Gold, Inc	1,364
148,413	*	Gem Diamonds Ltd	306
211,423	*,e	General Moly, Inc	395
939,602		Gerdau S.A. (Preference)	5,310
997,589	*,e	Gindalbie Metals Ltd	99
22,312		Givaudan S.A.	28,751
150,567		Glatfelter	3,779
750,300	*	Gleichen Resources Ltd	949
12,393,632		Glencore International AG.	51,303
258,903		Globe Specialty Metals, Inc	2,814
293,517		Gloria Material Technology Corp	195
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
175,000		Godo Steel Ltd	$274
78,783		Godrej Industries Ltd	410
799,616		Gold Fields Ltd	4,191
106,329	e	Gold Resource Corp	926
890,353		Goldcorp, Inc	22,113
1,534	*,e	Golden Minerals Co	2
18,322	*,e	Golden Star Resources Ltd	8
363,238	*,e	Golden Star Resources Ltd (Toronto)	180
8,356,418		Goldsun Development & Construction Co Ltd	3,301
6,187		Goltas Cimento	163
1,963,000		Grand Pacific Petrochemical	1,140
1,216,619		Grange Resources Ltd	177
2,564,722	*	Graphic Packaging Holding Co	19,851
605,755	*,m	Great Basin Gold Ltd	6
148,000		Great China Metal Industry	163
539,000	e	Greatview Aseptic Packaging Co	333
58,907		Greif, Inc (Class A)	3,103
21,372,543	*,e	G-Resources Group Ltd	722
531,208		Grupo Argos S.A.	5,307
157,152		Grupo Argos S.A.(Prf)	1,578
356,627		Grupo Empresarial Ence S.A.	1,103
8,136,449	e	Grupo Mexico S.A. de C.V. (Series B)	23,535
158,400	*,e	Grupo Simec SAB de C.V.	695
29,774	*	GSE Holding, Inc	172
33,088	*	Gubre Fabrikalari TAS	235
41,946		Gujarat Flourochemicals	200
118,398		Gujarat Mineral Development Corp Ltd	252
24,544		Gujarat Narmada Valley Fertilizers Co Ltd	31
488,901		Gujarat NRE Coke Ltd	114
125,675		Gujarat State Fertilisers & Chemicals Ltd	129
3,179,452	*,e,m	Gunns Ltd	29
1,584	*,m	Gunns Ltd (Forest)	0	^
105,742	*	Guyana Goldfields, Inc	136
34,498		H&R WASAG AG.	388
176,701		H.B. Fuller Co	6,681
2,488	*	Hadera Paper Ltd	142
23,210	e	Han Kuk Carbon Co Ltd	136
7,020		Hanil Cement Manufacturing	311
17,730	e	Hansol Chemical Co Ltd	400
54,710	e	Hansol Paper Co	598
98,695	e	Hanwha Chemical Corp	1,433
127,587	e	Hanwha Corp	3,262
429,636		Harmony Gold Mining Co Ltd	1,603
32,018		Hawkins, Inc	1,261
77,242		Haynes International, Inc	3,698
467,528	*	Headwaters, Inc	4,133
1,362,426	e	Hecla Mining Co	4,060
48,261		HeidelbergCement AG.	3,234
73,003		Hexpol AB (Series B)	4,739
165,914		Highland Gold Mining Ltd	136
156,369		Hill & Smith Holdings plc	1,070
1,917,311		Hindalco Industries Ltd	3,204
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
269,973		Hitachi Chemical Co Ltd	$4,226
206,440		Hitachi Metals Ltd	2,312
642,030	*	Ho Tung Chemical Corp	278
202,906		Hochschild Mining plc	481
29,809		Hoganas AB (Class B)	1,422
397,429	e	Hokuetsu Paper Mills Ltd	1,695
1,073,371		Holcim Ltd	74,713
162,708		Holmen AB (B Shares)	4,384
21,783		Honam Petrochemical Corp	2,705
2,160,000	*	Honbridge Holdings Ltd	284
178,071	*	Horsehead Holding Corp	2,281
49,000		Hsin Kuang Steel Co Ltd	31
3,028,700	e	Huabao International Holdings Ltd	1,334
615,800		Hubei Sanonda Co Ltd	353
38,250	e	Huchems Fine Chemical Corp	616
468,717		HudBay Minerals, Inc	3,102
218,813		Huhtamaki Oyj	4,058
532,000	*	Huili Resources Group Ltd	138
1,648,000	*,e	Hunan Non-Ferrous Metal Ltd	523
513,368		Huntsman Corp	8,501
30,974		Hyosung Corp	1,592
38,809	e	Hyundai Hysco	1,158
62,199		Hyundai Steel Co	3,483
822,900	e	IAMGOLD Corp	3,458
2,127,959	e	Iluka Resources Ltd	19,177
254,183		Imdex Ltd	143
235,756		Imerys S.A.	14,475
588,556	e	Impala Platinum Holdings Ltd	5,543
80,400	*	Imperial Metals Corp	803
418,990	*	Impexmetal S.A.	310
4,604,695		Incitec Pivot Ltd	11,989
263,904		Independence Group NL	546
267,893		India Cements Ltd	256
816,810	*	Indophil Resources NL	198
198,200		Indorama Ventures PCL (ADR)	113
1,682,078		Indorama Ventures PCL (Foreign)	963
99,300	*,e	Industrias CH SAB de C.V.	656
160,670	e	Industrias Penoles S.A. de C.V.	4,856
565,620		Inner Mongolia Eerduosi Resourses Co Ltd	518
94,087		Innophos Holdings, Inc	4,438
106,008		Innospec, Inc	4,259
108,801		International Flavors & Fragrances, Inc	8,177
2,855,992		International Paper Co	126,549
77,305		Intertape Polymer Group, Inc	956
222,152	e	Intrepid Potash, Inc	4,232
1,354,000	*	IRC Ltd	147
531,000	*	Ishihara Sangyo Kaisha Ltd	379
324,988		Israel Chemicals Ltd	3,192
1,163		Israel Corp Ltd	693
5,220	e	ISU Chemical Co Ltd	71
78,622	e	Italcementi S.p.A.	501
149,644		Italcementi S.p.A. RNC	480
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,046	*	Italmobiliare S.p.A.	$172
21,515	*	Italmobiliare S.p.A. RSP	291
612,816	*	Ivanhoe Mines Ltd	3,636
521,700	*,e	Ivanplats Ltd	759
42,897	*	Izmir Demir Celik Sanayi AS	47
1,361,477		James Hardie Industries NV	11,691
131,081		Jastrzebska Spolka Weglowa S.A.	2,530
1,073,445		JFE Holdings, Inc	23,517
4,434,800	e	Jiangxi Copper Co Ltd	7,493
99,092		Jindal Saw Ltd	96
430,232		Jindal Steel & Power Ltd	1,568
209,900	*	Jinshan Gold Mines, Inc	559
137,946		Johnson Matthey plc	5,512
16,500		JSP Corp	246
388,527		JSR Corp	7,861
101,106		JSW Steel Ltd	1,118
19,502	*,m	JSW Steel Ltd (Temporary)	216
165,455		K&S AG.	6,115
2,571,394	*,b,e,m	Kagara Zinc Ltd	24
76,596		Kaiser Aluminum Corp	4,744
642,715		Kaneka Corp	4,238
438,837		Kansai Paint Co Ltd	5,602
138,534		Kapstone Paper and Packaging Corp	5,566
67,166	*	Kardemir Karabuk Demir Celik S	143
127,697		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	129
1,226,240		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	915
1,215		Kartonsan Karton Sanayi	142
249,821	e	Kazakhmys plc	986
121,769		Kemira Oyj	1,841
541,565		KGHM Polska Miedz S.A.	19,697
734,400		Kian Joo Can Factory BHD	649
744,164	e	Kingsgate Consolidated Ltd	887
1,592,828		Kinross Gold Corp	8,163
15,620	e	KISCO Corp	362
12,588	e	KISWIRE Ltd	362
541,555		Klabin S.A.	2,694
34,762	e	KMG Chemicals, Inc	733
35,000		Koatsu Gas Kogyo Co Ltd	201
2,145,998	*	Kobe Steel Ltd	2,654
8,750	e	Kolon Corp	162
47,694	e	Kolon Industries, Inc	2,011
956		Konya Cimento Sanayii	129
104,525		Koppers Holdings, Inc	3,991
15,252		Korea Kumho Petrochemical	1,096
3,109	e	Korea Petrochemical Ind Co Ltd	118
26,268		Korea Zinc Co Ltd	6,363
1,369,908		Koza Altin Isletmeleri AS	16,697
251,951	*	Koza Anadolu Metal Madencilik Isletmeleri AS	372
4,722		KPX Chemical Co Ltd	261
134,149	*	Kraton Polymers LLC	2,844
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
42,329	e	Kronos Worldwide, Inc	$687
57,000	e	Krosaki Harima Corp	106
16,391	e	Kukdo Chemical Co Ltd	641
180,506	e	Kumba Iron Ore Ltd	8,424
54,000		Kumiai Chemical Industry Co Ltd	302
447,739		Kuraray Co Ltd	6,275
182,000		Kureha CORP	578
145,000	e	Kurimoto Ltd	366
16,900		Kyoei Steel Ltd	248
111,000	e	Labrador Iron Ore Royalty Corp	3,118
478,320		Lafarge Malayan Cement BHD	1,541
599,514		Lafarge S.A.	36,812
86,986	*	Landec Corp	1,149
641,581		Lanxess AG.	38,637
2,545,800		Lee & Man Paper Manufacturing Ltd	1,506
460,193		LEE Chang Yung Chem IND Corp	573
10,404		Lenzing AG.	744
1,426,000	*	Lepanto Consolidated Mining	15
68,509		LG Chem Ltd	15,087
12,233	e	LG Chem Ltd (Preference)	1,227
52,322		Linde AG.	9,750
249,000		Lingbao Gold Co Ltd	43
64,300		Lintec Corp	1,160
784,100		Lion Industries Corp BHD	243
761,000	*,e	LionGold Corp Ltd	676
28,854	e	Lock & Lock Co Ltd	500
137,345	*,e	London Mining plc	194
1,151,000	*	Long Chen Paper Co Ltd	393
547,571	e	Lonmin plc	2,123
490,720	*	Louisiana-Pacific Corp	7,258
98,837	*	LSB Industries, Inc	3,006
76,000		Luks Group Vietnam Holdings Ltd	18
708,181	*	Lundin Mining Corp	2,693
2,530,962	*,e	Lynas Corp Ltd	859
3,102,715		LyondellBasell Industries AF S.C.A	205,586
14,285		Madras Cements Ltd	55
61,469	*	MAG. Silver Corp	359
220,000		Magnesita Refratarios S.A.	638
4,905		Maharashtra Seamless Ltd	17
228,112	e	Major Drilling Group International	1,553
3,087		Managem	488
111,393		Mardin Cimento Sanayii	254
57,960		Martin Marietta Materials, Inc	5,704
24,124		Maruichi Steel Tube Ltd	616
4,965,653		Masisa S.A.	450
17,291		Mayr-Melnhof Karton AG.	1,857
4,970	*,e	McEwen Mining, Inc	8
405,592		MeadWestvaco Corp	13,835
71,124	e	Mechel Steel Group OAO (ADR)	205
803,985		Medusa Mining Ltd	1,157
2,964,930	*	Merafe Resources Ltd	213
549,742	*	Metals X Ltd	49
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
301,100		Metalurgica Gerdau S.A.	$2,158
140,500	e	Methanex Corp	6,018
1,900,490	e	Mexichem SAB de C.V.	7,919
1,086,000	e	Midas Holdings Ltd	370
378,754	*,e	Midway Gold Corp	357
727,838	*,e	Minera Frisco SAB de C.V.	2,169
87,261	*	Mineral Deposits Ltd	163
139,360		Minerals Technologies, Inc	5,761
2,728,400	*,e	Minmetals Resources Ltd	708
1,999,503	*,e	Mirabela Nickel Ltd	156
2,494,613		Mitsubishi Chemical Holdings Corp	11,692
336,143		Mitsubishi Gas Chemical Co, Inc	2,464
2,613,172		Mitsubishi Materials Corp	9,200
400,000		Mitsubishi Paper Mills Ltd	371
173,000		Mitsubishi Steel Manufacturing Co Ltd	349
863,212	e	Mitsui Chemicals, Inc	1,943
1,151,000		Mitsui Mining & Smelting Co Ltd	2,440
682,000		Mitsui Mining Co Ltd	714
298,809	*,e	Mittal Steel South Africa Ltd	965
788,347	e	MMC Norilsk Nickel (ADR)	11,359
546,834	*	MMX Mineracao e Metalicos S.A.	360
20,185	e	MNTech Co Ltd	162
506,779	*,e	Molycorp, Inc	3,142
218,994		Mondi Ltd	2,786
815,735		Mondi plc	10,156
3,499,027		Monsanto Co	345,704
168,400		Moorim P&P Co Ltd	883
1,097,630		Mosaic Co	59,063
3,153,106		Mount Gibson Iron Ltd	1,329
267,267		Mpact Ltd	630
396,714		M-real Oyj (B Shares)	1,311
134,528		Myers Industries, Inc	2,019
110,914	*	Mytilineos Holdings S.A.	637
531,194	*,m	Nagarjuna Fertilizers & Chemicals	71
50,510	e	Namhae Chemical Corp	340
588,252		Nampak Ltd	1,957
6,074,757		Nan Ya Plastics Corp	12,719
702,303		Nantex Industry Co Ltd	457
69,261		Neenah Paper, Inc	2,200
41,100		Neturen Co Ltd	286
523,256	e	Nevsun Resources Ltd	1,547
696,487	*	New Gold, Inc	4,510
112,930	e	New World Resources plc (A Shares)	94
795,824		Newcrest Mining Ltd	7,346
67,720	e	NewMarket Corp	17,781
933,443		Newmont Mining Corp	27,957
208,500	*	NGEx Resources, Inc	396
1,481,250		Nickel Asia Corp	528
56,000		Nihon Nohyaku Co Ltd	532
54,874		Nihon Parkerizing Co Ltd	1,087
116,000		Nihon Yamamura Glass Co Ltd	200
2,391,900	e	Nine Dragons Paper Holdings Ltd	1,539
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
70,000	*,e	Nippon Carbide Industries Co I	$513
115,000	e	Nippon Denko Co Ltd	315
199,800		Nippon Kayaku Co Ltd	2,489
1,422,000		Nippon Light Metal Holdings Co Ltd	1,712
284,523		Nippon Paint Co Ltd	3,431
158,700	*,e	Nippon Paper Industries Co Ltd	2,266
159,000		Nippon Shokubai Co Ltd	1,626
171,000		Nippon Soda Co Ltd	852
3,806,098		Nippon Steel Corp	10,255
52,810		Nippon Synthetic Chemical Industry Co Ltd	559
116,000		Nippon Valqua Industries Ltd	294
181,300		Nissan Chemical Industries Ltd	2,444
123,200		Nisshin Steel Holdings Co Ltd	957
132,000		Nittetsu Mining Co Ltd	509
322,652		Nitto Denko Corp	20,693
343,921		NOF Corp	1,928
134,422		Noranda Aluminium Holding Corp	434
143,084		Norbord, Inc	4,140
92,358		Norddeutsche Affinerie AG.	4,951
161,451	e	Norsk Hydro ASA	647
155,822	*,e	North American Palladium Ltd	156
13,010,000	*	North Mining Shares Co Ltd	629
376,744		Northam Platinum Ltd	1,217
77,963	*,e	Northern Dynasty Minerals	159
337,432	e	Northern Star Resources Ltd	182
344,582	*	Novagold Resources, Inc	737
5,567	e	Novolipetsk Steel (GDR)	73
1,062,049		Nucor Corp	46,008
2,075,555	e	Nufarm Ltd	8,803
482,783	e	Nuplex Industries Ltd	1,082
463,426	e	Nyrstar	1,990
86,450	*,m	Nyrstar (Strip VVPR)	0	^
245,000	*	Ocean Plastics Co Ltd	317
337,500	*	OceanaGold Corp	417
1,778,259	e	OJI Paper Co Ltd	7,168
164,000		Okamoto Industries, Inc	502
287,194		Olin Corp	6,870
35,420		Olympic Steel, Inc	868
130,496	*	OM Group, Inc	4,035
350,588	*	OM Holdings Ltd	112
115,257		Omnia Holdings Ltd	2,138
152,381	*	Omnova Solutions, Inc	1,221
3,912,420		OneSteel Ltd	2,769
206,700	*,e	Orbite Aluminae Inc	138
471,788		Orica Ltd	8,893
11,200	*,m	Orient Cement Ltd	11
753,600		Oriental Union Chemical Corp	695
9,710		Orissa Minerals Development Co Ltd	305
15,300		Osaka Steel Co Ltd	254
529,000	*	Osisko Mining Corp	1,750
1,215,665	*,e	Outokumpu Oyj	788
2,149,969	*	Owens-Illinois, Inc	59,748
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
376,796		Oxiana Ltd	$1,414
306,507		Pacific Metals Co Ltd	1,272
25,900		Pack Corp	425
850,705		Packaging Corp of America	41,651
43,771		Palabora Mining Co Ltd	486
1,582,636	e	Pan African Resources plc	307
190,800		Pan American Silver Corp	2,222
634,626	e	Pan Australian Resources Ltd	1,052
79,434		Papeles y Cartones de Europa S.A.	298
308,118	*,e	Papillon Resources Ltd	191
472,735	*,e	Paramount Gold and Silver Corp	563
242,400	*	Paranapanema S.A.	488
330,812		Park Elektrik Madencilik Sanayi Ve Ticaret AS	758
26,321	*	Penford Corp	352
577,688	*	Perseus Mining Ltd	237
200,669		Peter Hambro Mining plc	275
506,462	*	Petra Diamonds Ltd	879
6,451,500		Petronas Chemicals Group BHD	13,510
264,041	*,m	Pike River Coal Ltd	0	^
908,897		PolyOne Corp	22,522
7,560		Poongsan	172
46,210	e	Poongsan Corp	922
443,143		Portucel Empresa Produtora de Pasta e Papel S.A.	1,411
107,952		POSCO	28,138
48,800		POSCO M-Tech Co Ltd	360
8,231	e	POSCO Refractories & Environment Co Ltd	844
920,617		Potash Corp of Saskatchewan Toronto	35,119
579,290		PPC Ltd	1,746
972,259		PPG Industries, Inc	142,348
593,641		Praxair, Inc	68,364
160,400	*	Premier Gold Mines Ltd	279
349,300		Press Metal BHD	257
100,200	*	Pretium Resources, Inc	665
202,086	*,e	Primero Mining Corp	903
34,154		Prism Cement Ltd	20
2,726,500		PT Aneka Tambang Tbk	274
22,947,000	*	PT Darma Henwa Tbk	116
3,563,500		PT Holcim Indonesia Tbk	877
2,675,500		PT Indocement Tunggal Prakarsa Tbk	6,570
3,574,000		PT International Nickel Indonesia Tbk	725
8,368,500		PT Krakatau Steel Tbk	400
4,798,900		PT Semen Gresik Persero Tbk	8,242
4,181,000		PT Timah Tbk	430
4,078,387		PTT Global Chemical PCL	9,004
51,501		Quaker Chemical Corp	3,194
424,638	*,e	Qualipak International Holdings Ltd	35
93,891		Rain Commodities Ltd	63
102,400	*,e	Rainy River Resources Ltd	346
17,540		Rallis India Ltd	42
16,404		Randgold Resources Ltd	1,039
98,361	e	Rautaruukki Oyj	566
46,563		Recticel S.A.	318
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
382,662	*	Regis Resources Ltd	$1,013
539,508		Reliance Steel & Aluminum Co	35,370
594,767		Rengo Co Ltd	2,854
783,989		Rentech, Inc	1,646
285,541	*,e	Resolute Forest Products	3,761
2,987,261		Resolute Mining Ltd	1,670
9,512	*,e	Revett Minerals, Inc	6
296,729		Rexam plc	2,153
56,328		RHI AG.	1,962
81,738	*	Rio Alto Mining Ltd	153
408,779	e	Rio Tinto Ltd	19,591
1,379,812		Rio Tinto plc	56,115
663,810		Rock-Tenn Co (Class A)	66,301
283,830		Rockwood Holdings, Inc	18,174
673,700	*	Romarco Minerals, Inc	301
116,000		Rotam Global Agrosciences Ltd	224
81,850	*	Royal Bafokeng Platinum Ltd	364
137,793		Royal Gold, Inc	5,798
197,781		RPC Group plc	1,234
308,128		RPM International, Inc	9,842
128,253	*	RTI International Metals, Inc	3,554
349,400	*,e	Rubicon Minerals Corp	449
25,086	*	RusForest AB	8
23,741		Sa des Ciments Vicat	1,471
195,500	*,e	Sabina Gold & Silver Corp	182
7,659,040	*	Sahaviriya Steel Industries PCL	99
158,000		Sakai Chemical Industry Co Ltd	423
47,123		Salzgitter AG.	1,551
2,833		Sam Kwang Glass Ind Co Ltd	149
25,546	e	Samsung Fine Chemicals Co Ltd	944
142,758		San Fang Chemical Industry Co Ltd	127
120,903	*	Sandfire Resources NL	567
117,700	*	Sandstorm Gold Ltd	691
188,000		Sanyo Chemical Industries Ltd	1,173
133,000	*,e	Sanyo Special Steel Co Ltd	641
540,138	*	Sappi Ltd	1,331
1,299,870		Satipel Industrial S.A.	7,468
226,793	e	Schmolz + Bickenbach AG.	696
100,960		Schnitzer Steel Industries, Inc (Class A)	2,360
166,972		Schweitzer-Mauduit International, Inc	8,329
107,014	e	Scotts Miracle-Gro Co (Class A)	5,170
51,838	*,e	Seabridge Gold, Inc	486
51,606	e	Seah Besteel Corp	1,395
2,498		SeAH Holdings Corp	223
11,868	e	SeAH Steel Corp	1,104
5,257,084		Sealed Air Corp	125,907
1,129,000		Sekisui Plastics Co Ltd	3,010
977,620	e	SEMAFO, Inc	1,441
127,548		Semapa-Sociedade de Investimento e Gestao	1,084
200,540		Sensient Technologies Corp	8,116
11,828	*,e	Sequana S.A.	85
663,280		Sesa Goa Ltd	1,586
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,000		Sesoda Corp	$18
188,971	e	Severstal (GDR)	1,206
635,000		Shandong Chenming Paper Holdings Ltd	241
303,100		Shandong Chenming Paper Holdings Ltd (Class B)	144
155,400	*	Shanghai Chlor-Alkali Chemical Co Ltd	68
246,300		Shanghai Yaohua Pilkington Glass Co Ltd	113
201,000		Sheng Yu Steel Co Ltd	125
587,746		Sherritt International Corp	2,180
547,239		Sherwin-Williams Co	96,642
218,000	*	Shihlin Paper Corp	319
11,529	*,e	Shine Co Ltd	105
546,527		Shin-Etsu Chemical Co Ltd	36,172
60,200		Shin-Etsu Polymer Co Ltd	189
1,855,032		Shinkong Synthetic Fibers Corp	588
259,000		Shiny Chemical Industrial Co Ltd	364
3,738,000	*,e	Shougang Concord International Enterprises Co Ltd	168
1,090,723	e	Showa Denko KK	1,438
5,900		Siam Cement PCL	84
142,500		Siam Cement PCL (ADR)	2,040
683,800		Siam Cement PCL (Foreign)	10,034
1,765,012	*,e	Sibanye Gold Ltd	1,292
149,948		Sigma-Aldrich Corp	12,050
1,131,000	m	Sijia Group Co	100
2,301		Sika AG.	5,950
138,334		Silgan Holdings, Inc	6,496
368,662	*,e	Silver Lake Resources Ltd	206
105,642	*	Silver Standard Resources, Inc	675
1,041,454	e	Silver Wheaton Corp	20,409
362,577	e	Silvercorp Metals, Inc	1,017
597,050	e	Sims Group Ltd	4,509
6,366,000		Sinochem Hong Kong Holding Ltd	1,059
1,116,000		Sinon Corp	552
10,155,400	e	Sinopec Shanghai Petrochemical Co Ltd	3,380
1,366,171	*,e	Sirius Minerals plc	560
20,402		SK Chemicals Co Ltd	726
24,767	e	SKC Co Ltd	601
905,331		Smurfit Kappa Group plc	15,099
80,000		Smurfit Kappa Group plc (Euro Comp)	1,308
160,079		Sociedad Quimica y Minera de Chile S.A. (Class B)	6,483
2,826		Societe Internationale de Plantations d’Heveas S.A.	199
11,472	e	SODIFF Advanced Materials Co Ltd	315
878,478		Solar Applied Materials Technology Co	830
15,625		Solvay S.A.	2,046
15,770	e	Songwon Industrial Co Ltd	171
169,166		Sonoco Products Co	5,848
259,351	*	South Valley Cement	116
385,000		Southeast Cement Co Ltd	196
1,946,743		Southern Copper Corp (NY)	53,769
216,609	e	Ssab Svenskt Stal AB (Series A)	1,294
97,178		Ssab Svenskt Stal AB (Series B)	504
44,540	*	Ssangyong Cement Industrial Co Ltd	273
659,381	*,e	St Barbara Ltd	281
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
291,494	e	Steel Dynamics, Inc	$4,346
8,300	e	Stella Chemifa Corp	130
66,455		Stepan Co	3,696
2,526,862		Sterlite Industries India Ltd	3,566
485,894	*,e	Stillwater Mining Co	5,219
5,583		STO AG.	835
1,863,988		Stora Enso Oyj (R Shares)	12,482
87,300		STP & I PCL	212
766,221		Sumitomo Bakelite Co Ltd	2,856
1,135,329	*	Sumitomo Chemical Co Ltd	3,561
599,000		Sumitomo Light Metal Industries Ltd	548
989,309		Sumitomo Metal Mining Co Ltd	11,020
979,193		Sumitomo Osaka Cement Co Ltd	3,115
156,000		Sumitomo Seika Chemicals Co Ltd	607
20,612	e	Sumitomo Titanium Corp	368
409,794	*	SunCoke Energy, Inc	5,745
3,011,979	*	Sundance Resources Ltd	192
13,211		Supreme Industries Ltd	75
323,000		Suzano Papel e Celulose S.A.	1,194
165,854		Symrise AG.	6,713
125,142		Syngenta AG.	48,800
1,331,987		Synthos S.A.	1,827
73,389	*	Syrah Resources Ltd	136
94,100		Ta Ann Holdings Bhd	114
1,438,200		TA Chen Stainless Pipe	715
1,235		Taekwang Industrial Co Ltd	1,034
179,423	*,e	Tahoe Resources, Inc	2,539
111,700	*	Tahoe Resources, Inc (Toronto)	1,584
1,391,174		Taiheiyo Cement Corp	4,440
8,330,988		Taiwan Cement Corp	10,207
1,021,600		Taiwan Fertilizer Co Ltd	2,456
335,345		Taiwan Hon Chuan Enterprise Co Ltd	783
155,000		Taiwan Prosperity Chemical Corp	144
1,068,980	*	Taiwan Styrene Monomer	470
19,700		Taiyo Ink Manufacturing Co Ltd	639
186,560	e	Taiyo Nippon Sanso Corp	1,287
140,000		Takasago International Corp	668
126,000		Takiron Co Ltd	532
4,738,329	*,e	Talvivaara Mining Co plc	882
50,762	*	Taminco Corp	1,035
152,000	*	Tang Eng Iron Works Co Ltd	153
120,154	*,e	Tanzanian Royalty Exploration Corp	327
258,359	*	Taseko Mines Ltd	486
352,288		Tata Steel Ltd	1,618
526,000		TCC International Holdings Ltd	123
13,231		Technosemichem Co Ltd	504
1,200,748	e	Teck Cominco Ltd	25,654
5,882,412		Teijin Ltd	12,885
30,663		Ten Cate NV	720
41,500		Tenma Corp	485
20,000		Ternium S.A. (ADR)	453
28,704		Tessenderlo Chemie NV	724
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
75,764	*,e	Texas Industries, Inc	$4,935
201,381	*,e	Thompson Creek Metals Co, Inc (Toronto)	611
323,000		Thye Ming Industrial Co Ltd	366
52,284		ThyssenKrupp AG.	1,025
3,868,000	e	Tiangong International Co Ltd	952
1,865,808	*	Tiger Resources Ltd	281
320,936	*	Timmins Gold Corp	708
78,069	*	Titan Cement Co S.A.	1,361
434,000		Toagosei Co Ltd	1,746
40,000		Toda Kogyo Corp	104
34,900	e	Toho Titanium Co Ltd	262
169,000		Toho Zinc Co Ltd	485
541,000	e	Tokai Carbon Co Ltd	1,433
680,000	e	Tokuyama Corp	2,162
117,900		Tokyo Ohka Kogyo Co Ltd	2,706
152,796	*,e	Tokyo Rope Manufacturing Co Ltd	189
150,900	e	Tokyo Steel Manufacturing Co Ltd	500
1,317,750		Ton Yi Industrial Corp	1,139
18,613	*	Tong Yang Major Corp	17
266,000		Topy Industries Ltd	521
617,534		Toray Industries, Inc	3,990
1,382,005		Tosoh Corp	4,785
306,000		Toyo Ink Manufacturing Co Ltd	1,509
122,000		Toyo Kohan Co Ltd	409
316,744		Toyo Seikan Kaisha Ltd	4,876
2,031,676		Toyobo Co Ltd	3,083
1,555,500		TPI Polene PCL	558
92,055		Tredegar Corp	2,366
817,335		TSRC Corp	1,564
122,685		Tubacex S.A.	378
127,313		Tubos Reunidos S.A.	274
1,033,076		Tung Ho Steel Enterprise Corp	936
1,430,359		UBE Industries Ltd	2,646
19,176	*	UFP Technologies, Inc	375
73,416		Ultra Tech Cement Ltd	2,311
15,617		Umicore	648
34,600		Uniao de Industrias Petroquimicas S.A.	7
12,891	e	Unid Co Ltd	484
511,629		United Phosphorus Ltd	1,166
11,255	*	United States Lime & Minerals, Inc	588
140,923	e	United States Steel Corp	2,470
619,000		Universal Cement Corp	351
26,279	*	Universal Stainless & Alloy	775
1,396,625		UPC Technology Corp	696
645,861		UPM-Kymmene Oyj	6,330
389,973	e	Uralkali (GDR)	12,875
6,256	*,e	US Antimony Corp	7
41,130	*	US Concrete, Inc	675
69,735	e	US Silica Holdings Inc	1,449
2,063,987		USI Corp	1,463
415,362		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	1,383
2,182,018		Vale S.A.	28,457
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,665,106		Vale S.A. (Preference)	$32,308
389,199		Valspar Corp	25,169
570,002		Vedanta Resources plc	8,859
251		Vetropack Holding AG.	486
97,277		Victrex plc	2,278
118,277	*	Viohalco S.A.	669
9,700	*,e	Vista Gold Corp	9
157,296	e	Voestalpine AG.	5,563
192,483		Vulcan Materials Co	9,318
105,478	e	Wacker Chemie AG.	7,905
2,792,846	e	Walter Energy, Inc	29,046
163,160		Wausau Paper Corp	1,860
107,123		Welspun-Gujarat Stahl Ltd	78
2,818,000	e	West China Cement Ltd	415
108,862		West Fraser Timber Co Ltd	8,229
166,106	e	Western Areas NL	354
287,718	*,e	Western Desert Resources Ltd	182
270,816		Westlake Chemical Corp	26,109
19,674	*	WHX Corp	352
1,975,000		Winsway Coking Coal Holding Ltd	111
255,684		Worthington Industries, Inc	8,108
763,918	*	WR Grace & Co	64,200
1,118,000	e	Xinjiang Xinxin Mining Industry Co Ltd	182
500,000		Xiwang Special Steel Co Ltd	51
831,078	e	Yamana Gold, Inc	7,926
6,212		Yamato Kogyo Co Ltd	190
577,856		Yara International ASA	23,044
570,000		Yeun Chyang Industrial Co Ltd	313
1,895,670		Yieh Phui Enterprise	526
1,940,100	e	Yingde Gases	1,782
582,000		Yip’s Chemical Holdings Ltd	526
148,000		Yodogawa Steel Works Ltd	589
42,970		Youlchon Chemical Co Ltd	439
1,380,500		Youyuan International Holdings Ltd	365
2,900,285		Yuen Foong Yu Paper Manufacturing Co Ltd	1,321
635,116		Yule Catto & Co plc	1,859
99,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	240
5,357		Zaklady Azotowe w Tarnowie-Moscicach S.A.	119
40,165		Zaklady Chemiczne Police S.A.	317
397,512		Zeon Corp	4,660
96,140		Zep, Inc	1,522
1,221,000	e	Zhaojin Mining Industry Co Ltd	798
44,894		Zignago Vetro S.p.A.	254
8,275,700	e	Zijin Mining Group Co Ltd	1,480
110,462	*,e	Zoltek Cos, Inc	1,426
		TOTAL MATERIALS	5,973,395

MEDIA - 3.4%
1,500,000		ABS-CBN Holdings Corp (ADR)	1,434
68,120	*	AH Belo Corp (Class A)	467
416,460		Aimia, Inc	6,233
343,768	*	AMC Networks, Inc	22,486
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
71,909	e	Antena 3 de Television S.A.	$566
575,901		APN News & Media Ltd	131
91,289		Arbitron, Inc	4,240
170,172	*	Arnoldo Mondadori Editore S.p.A.	196
5,931	*,e	Artprice.com	161
34,900	e	Asatsu-DK, Inc	811
75,300		Astral Media, Inc	3,577
1,647,100		Astro Malaysia Holdings BHD	1,575
43,259		Avex Group Holdings, Inc	1,365
65,149	e	Axel Springer AG.	2,772
10,390	e	Beasley Broadcasting Group, Inc	87
632,300		BEC World PCL (ADR)	1,196
1,269,700		BEC World PCL (Foreign)	2,402
374,147		Belo (A.H.) Corp (Class A)	5,219
16,228,600		Benpres Holdings Corp	1,917
157,973		Borussia Dortmund GmbH & Co KGaA	638
7,661,043		British Sky Broadcasting plc	92,292
361,153		Cablevision Systems Corp (Class A)	6,075
78,083		Cairo Communication S.p.A.	340
132,997		Canal Plus	897
84,331	*	Carmike Cinemas, Inc	1,633
2,614,230		CBS Corp (Class B)	127,757
61,000	*,e	Central European Media Enterprises Ltd (Class A)	207
301,650	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	998
258,378	*,e	Charter Communications, Inc	32,000
108,700		Cheil Communications, Inc	2,333
78,978		Chime Communications plc	309
2,370,000	*	ChinaVision Media Group Ltd	144
271,364		Cinemark Holdings, Inc	7,576
150,869	e	Cineplex Galaxy Income Fund	5,291
230,804		Cineworld Group plc	1,191
436,000		City Telecom (HK) Ltd	136
14,500	e	CJ CGV Co Ltd	633
25,844	*	CJ E&M Corp	781
79,395		Clear Channel Outdoor Holdings, Inc (Class A)	592
23,482		Cogeco Cable, Inc	1,003
13,929,886		Comcast Corp (Class A)	583,384
18,700	*,e	COOKPAD, Inc	449
109,211	*,e	Corus Entertainment, Inc	2,503
129,504	*,e	Crown Media Holdings, Inc (Class A)	320
48,379		CTS Eventim AG.	1,948
285,984	*,e	Cumulus Media, Inc (Class A)	969
978		CyberAgent, Inc	1,873
207,535	*	Cyfrowy Polsat S.A.	1,159
33,110		Daekyo Co Ltd	210
68,100		Daiichikosho Co Ltd	1,866
3,483	*,e	Daily Journal Corp	394
704,842	e	Daily Mail & General Trust	8,256
4,095,953	*	DEN Networks Ltd	12,581
182,242		Dentsu, Inc	6,305
65,141	*	Dex Media, Inc	1,145
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
98,035	*,e	Digital Generation, Inc	$723
3,527,875	*	DIRECTV	217,388
1,034,749	*,e	Discovery Communications, Inc (Class A)	79,893
267,708	*	Discovery Communications, Inc (Class C)	18,649
1,727,890	e	DISH Network Corp (Class A)	73,470
772,072	*	Dogan Yayin Holding	272
116,728	*,e	DreamWorks Animation SKG, Inc (Class A)	2,995
96,470	*,e	Entercom Communications Corp (Class A)	911
249,625	e	Entravision Communications Corp (Class A)	1,535
724,581		Eros International Media Ltd	1,552
333,832		Eutelsat Communications	9,471
129,291	*	EW Scripps Co (Class A)	2,014
4,845		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	70
29,773		Fisher Communications, Inc	1,223
4,130		Fuji Television Network, Inc	8,302
67,000	e	Gakken Co Ltd	185
5,423	*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	84
1,085,360		Gannett Co, Inc	26,548
200,925	e	Gestevision Telecinco S.A.	1,750
75,329	*,e	Global Sources Ltd	505
191,578	*	Gray Television, Inc	1,379
4,220,327		Grupo Televisa S.A.	21,090
323,250		Gruppo Editoriale L’Espresso S.p.A.	340
40,986		Hakuhodo DY Holdings, Inc	2,871
171,355		Harte-Hanks, Inc	1,474
58,909	*	Hathway Cables and Datacom Pvt Ltd	273
571,485		Havas S.A.	3,664
39,620	*	Hemisphere Media Group, Inc	543
242,999	*	Hurriyet Gazetecilik AS	97
32,450		Hyundai Hy Communications & Network Co	157
2,707,751	*	IBN18 Broadcast Ltd	1,089
920,264		Informa plc	6,856
3,804,973		Interpublic Group of Cos, Inc	55,362
43,459		IPSOS	1,640
8,153,527		ITV plc	17,384
12,757		Jagran Prakashan Ltd	17
808,895	e	JC Decaux S.A.	22,018
23,182	*	Jcontentree Corp	94
2,678,013	e	John Fairfax Holdings Ltd	1,211
76,783	e	John Wiley & Sons, Inc (Class A)	3,078
220,697	*	Journal Communications, Inc (Class A)	1,653
321,310	*	Juventus Football Club S.p.A.	82
247,118		Kabel Deutschland Holding AG.	27,134
39,981	e	Kadokawa Holdings, Inc	1,282
7,880		Kinepolis	1,047
27,180		KT Skylife Co Ltd	892
15,239		Lagardere S.C.A.	425
147,619	*	Lamar Advertising Co (Class A)	6,407
63	*	Liberty Global plc	4
1,019,968	*,e	Liberty Global plc (Class A)	75,559
347,262	*	Liberty Media Corp	44,019
129,382	*	Lin TV Corp (Class A)	1,980
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
584,497	*,e	Lions Gate Entertainment Corp	$16,056
582,362	*	Live Nation, Inc	9,027
4,837		Loen Entertainment, Inc	62
43,124		Loral Space & Communications, Inc	2,587
145,516		M6-Metropole Television	2,344
309,723	*	Madison Square Garden, Inc	18,351
283,300		Major Cineplex Group PCL	191
100,537	e	Martha Stewart Living Omnimedia, Inc (Class A)	242
187,842	*,e	McClatchy Co (Class A)	428
496,134		McGraw-Hill Cos, Inc	26,389
454,600		MCOT PCL	610
95,719	e	MDC Partners, Inc	1,727
1,202,800		Media Chinese International Ltd	438
79,329	*,e	Media General, Inc (Class A)	875
1,896,100		Media Prima BHD	1,669
890,499		Mediaset S.p.A.	3,354
144,045	e	Meredith Corp	6,871
142,171		Modern Times Group AB (B Shares)	6,066
61,834	e	Morningstar, Inc	4,797
760,452		Naspers Ltd (N Shares)	56,130
269,226		National CineMedia, Inc	4,547
126,899	*	Navarre Corp	350
161,717		Navneet Publications India	160
522,438	*,e	New York Times Co (Class A)	5,778
4,119,324		News Corp (Class A)	134,290
178,785		Nexstar Broadcasting Group, Inc (Class A)	6,340
525,654		Omnicom Group, Inc	33,048
830,000		Oriental Press Group	95
534,873	*,e	PagesJaunes Groupe S.A.	1,094
367,615		Pearson plc	6,538
4,612,000		Phoenix Satellite Television Holdings Ltd	1,624
1,076,000		Pico Far East Holdings Ltd	365
567,812	*	Premiere AG.	3,944
365,953	*,e	Promotora de Informaciones S.A.	100
338,568		ProSiebenSat.1 Media AG.	14,521
11,600		Proto Corp	150
33,655,000		PT Bhakti Investama Tbk	1,614
6,167,800		PT Global MediaCom Tbk	1,327
4,682,800		PT Media Nusantara Citra Tbk	1,471
63,248,361	*	PT MNC Sky Vision Tbk	14,917
342,832		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,656
5,667,500		PT Surya Citra Media Tbk	1,555
333,682		Publicis Groupe S.A.	23,765
53,836		Quebecor, Inc	2,384
34,449	*,e	ReachLocal, Inc	422
58,801	*	Reading International, Inc	374
1,805,704		Reed Elsevier NV	30,073
5,980,946		Reed Elsevier plc	68,016
263,444	e	Regal Entertainment Group (Class A)	4,716
37,446	*	Rentrak Corp	752
248,933		Rightmove plc	7,892
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
494,864		RTL Group	$40,699
19,146		Saga Communications, Inc	879
32,684		Salem Communications	245
96,021	e	Sanoma-WSOY Oyj	741
59,900		Saraiva S.A. Livreiros Editores	778
60,420		SBS Media Holdings Co Ltd	263
112,203		Schibsted ASA	4,860
105,479		Scholastic Corp	3,089
393,096		Scripps Networks Interactive (Class A)	26,243
136,520		SES Global S.A.	3,912
570,530	*,e	Shaw Communications, Inc (B Shares)	13,692
99,000		Shochiku Co Ltd	914
225,804		Sinclair Broadcast Group, Inc (Class A)	6,634
276,101	e	Singapore Press Holdings Ltd	907
1,265,000		SinoMedia Holding Ltd	1,106
11,737,499	e	Sirius XM Radio, Inc	39,321
1,530,347		Sky Network Television Ltd	6,409
3,775		Sky Perfect Jsat Corp	1,726
21,961	*,e	SM Entertainment Co	646
2,680,000	*	SMI Corp Ltd	55
139,667	e	Societe Television Francaise 1	1,673
705,424		Southern Cross Media Group	923
474,510	*	Starz-Liberty Capital	10,487
21,867	*	Stroer Out-of-Home Media AG.	214
633,751		STW Communications Group Ltd	830
247,852		Sun TV Network Ltd	1,580
47,000		T4F Entretenimento S.A.	164
63,783		Telenet Group Holding NV	2,927
618,881	e	Television Broadcasts Ltd	4,236
2,082,630	*,e	Ten Network Holdings Ltd	523
69,807	*,e	Tera Resource Co Ltd	30
776,254	e	Thomson Corp	25,283
389,784	e	Thomson Corp (Toronto)	12,720
2,121,794		Time Warner Cable, Inc	238,659
4,122,730	e	Time Warner, Inc	238,376
185,000		Toei Animation Co Ltd	4,317
623,885		Toei Co Ltd	4,009
86,417		Toho Co Ltd	1,777
22,600		Tohokushinsha Film Corp	204
118,400		Tokyo Broadcasting System, Inc	1,598
525,129	*,e	Tribune Co	29,880
293,159	*	Trinity Mirror plc	495
22,200		TV Asahi Corp	480
3,393,463	e	TV Azteca S.A. de C.V.	1,804
482,606		TVN S.A.	1,451
339,980		United Business Media Ltd	3,392
143,246	*	Usen Corp	219
157,709	e	Valassis Communications, Inc	3,878
325,300		VGI Global Media PCL	1,241
3,678,847		Viacom, Inc (Class B)	250,346
1,909,600	*,e	Viva China Holdings Ltd	105
4,114,000		VODone Ltd	289
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,286,572		Walt Disney Co	$523,297
9,786	e	Washington Post Co (Class B)	4,734
815,830		West Australian Newspapers Holdings Ltd	1,416
134,576		Wolters Kluwer NV	2,851
111,730	e	Woongjin Thinkbig Co Ltd	731
106,540	e	World Wrestling Entertainment, Inc (Class A)	1,098
2,755,614		WPP plc	47,101
8,100	e	YG Entertainment, Inc	369
3,126,600	*	Zee Entertainment Enterprises Ltd	3,190
417,806		ZEE Telefilms Ltd	1,658
28,800		Zenrin Co Ltd	319
		TOTAL MEDIA	3,827,769

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
13,600	*,e	3-D Matrix Ltd	575
18,156	*,e	AB Science S.A.	416
6,572,812		AbbVie, Inc	271,720
374,930		Abcam plc	2,586
27,840	*,e	Ablynx NV	217
318,545	*	Acadia Pharmaceuticals, Inc	5,782
31,345	*	Accelerate Diagnostics, Inc	255
95,160	*	AcelRx Pharmaceuticals, Inc	882
327,995	*	Achillion Pharmaceuticals, Inc	2,683
220,390	*	Acorda Therapeutics, Inc	7,271
270,484	e	Acrux Ltd	864
961,892	*	Actavis, Inc	121,410
260,284		Actelion Ltd	15,679
49,050	*,e	Active Biotech AB	326
496,915		Adcock Ingram Holdings Ltd	3,268
87,000	*	Adimmune Corp	109
159,382	*,e	Aegerion Pharmaceuticals, Inc	10,095
283,561	*,e	Affymetrix, Inc	1,259
52,119	*,e	Agenus, Inc	198
971,472		Agilent Technologies, Inc	41,540
202,294	*	Akorn, Inc	2,735
91,225	*	Albany Molecular Research, Inc	1,083
100,000	*	Alembic Pharmaceuticals Ltd	223
1,571,632	*	Alexion Pharmaceuticals, Inc	144,967
233,370	*,e	Algeta ASA	8,884
76,867	*	Alimera Sciences, Inc	375
9,265		ALK-Abello AS	707
765,619	*	Alkermes plc	21,958
1,579,172		Allergan, Inc	133,029
198,160	*	Alnylam Pharmaceuticals, Inc	6,145
122,261	*	AMAG Pharmaceuticals, Inc	2,720
4,078,633		Amgen, Inc	402,398
95,506	*,e	Amicus Therapeutics, Inc	223
95,497	*,e	Ampio Pharmaceuticals, Inc	551
74,818	*,e	Anacor Pharmaceuticals, Inc	418
316	*,e	AnGes MG, Inc	289
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
242,954		Apex Biotechnology Corp	$589
877,144	*,e	Arena Pharmaceuticals, Inc	6,754
446,787	*	Ariad Pharmaceuticals, Inc	7,814
204,718	*	Arqule, Inc	475
396,143	*,e	Array Biopharma, Inc	1,799
60,000		ASKA Pharmaceutical Co Ltd	385
418,320		Aspen Pharmacare Holdings Ltd	9,616
623,339		Astellas Pharma, Inc	33,862
369,266	*	Astex Pharmaceuticals	1,518
649,070		AstraZeneca plc	30,687
682,695	e	AstraZeneca plc (ADR)	32,291
255,585		Aurobindo Pharma Ltd	773
227,912	*,e	Auxilium Pharmaceuticals, Inc	3,790
489,781	*,e	AVANIR Pharmaceuticals, Inc	2,253
215,139	*,e	AVEO Pharmaceuticals, Inc	538
10,005		Basilea Pharmaceutica	741
30,332	*	Bavarian Nordic AS	312
2,778,202		Bayer AG.	295,797
1,989	*,e	BG Medicine, Inc	3
117,011		Biocon Ltd	552
4,886	*,e	BioCryst Pharmaceuticals, Inc	8
161,944	*,e	BioDelivery Sciences International, Inc	658
33,074		Biogaia AB (B Shares)	1,123
1,421,833	*	Biogen Idec, Inc	305,978
369,927	*	BioMarin Pharmaceuticals, Inc	20,638
11,221	*,e	Bioneer Corp	164
54,550	*	Bio-Rad Laboratories, Inc (Class A)	6,121
462	*,e	Biospecifics Technologies Corp	7
6,511		Biotest AG. (Preference)	455
385,090	*	Biotie Therapies Oyj	170
119,147	*,e	Biotime, Inc	472
153,416	*	Biovail Corp	13,206
451,353	*	Biovail Corp (Toronto)	38,917
8,552,862	*	Biovitrum AB	51,168
19,945	*,e	Bluebird Bio, Inc	498
16,707		Boiron S.A.	870
5,704,925		Bristol-Myers Squibb Co	254,953
230,272	*	Bruker BioSciences Corp	3,719
474,335	*	BTG plc	2,655
33,570		Bukwang Pharmaceutical Co Ltd	395
209,201	*,e	Cadence Pharmaceuticals, Inc	1,427
192,500	*	Cambrex Corp	2,689
2,457,062	*	Celgene Corp	287,255
498,976	*	Cell Therapeutics, Inc	524
325,126	*	Celldex Therapeutics, Inc	5,075
12,283	*,e	Celltrion Pharm Inc	147
106,807	e	Celltrion, Inc	3,909
61,280	*	Cempra, Inc	480
223,865	*	Cepheid, Inc	7,705
1,050,000	*	CGN Mining Co Ltd	78
54,703	*	Charles River Laboratories International, Inc	2,244
299,720	*	Chelsea Therapeutics International, Inc	689
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
103,289	*	ChemoCentryx, Inc	$1,461
27,459	*	Chimerix, Inc	666
67,000		China Chemical & Pharmaceutical Co Ltd	45
854,000		China Medical System Holdings Ltd	760
3,666,000	e	China Pharmaceutical Group Ltd	1,823
790,000	e	China Shineway Pharmaceutical Group Ltd	1,255
8,800	*	Chiome Bioscience Inc	342
31,370		Chong Kun Dang Pharm Corp	1,517
7,961	e	Choongwae Pharma Corp	106
238,683		Chugai Pharmaceutical Co Ltd	4,941
469,904		Cipla Ltd	3,092
508,587		Cipla Medpro South Africa Ltd	511
5,770,093		CK Life Sciences International Holdings, Inc	481
56,460	*,e	Clovis Oncology, Inc	3,782
23,300	e	CMIC Co Ltd	479
4,805	*,e	Codexis, Inc	11
145,841	*,e	Corcept Therapeutics, Inc	252
36,846	*	Cornerstone Therapeutics, Inc	295
101,638	*,e	Coronado Biosciences, Inc	874
4,718	*	Cosmo Pharmaceuticals S.p.A	275
89,682	*	Covance, Inc	6,828
869,962		CSL Ltd	48,995
16,000	*,e	CTC BIO, Inc	347
249,514	*	Cubist Pharmaceuticals, Inc	12,052
3,114	*,e	Cumberland Pharmaceuticals, Inc	16
270,831	*,e	Curis, Inc	864
106,618	*	Cytokinetics, Inc	1,234
186,077	*,e	Cytori Therapeutics, Inc	428
22,647	e	Daewoong Pharmaceutical Co Ltd	1,130
1,084,078		Daiichi Sankyo Co Ltd	18,066
435,825		Dainippon Sumitomo Pharma Co Ltd	5,764
696,000		Dawnrays Pharmaceutical Holdings Ltd	208
572,682	*,e	Dendreon Corp	2,359
189,489	*	Depomed, Inc	1,063
9,125	*,e	Discovery Laboratories, Inc	14
3,472		Divi S Laboratories Ltd	58
15,998		Dong-A Pharmaceutical Co Ltd	1,523
8,639	*	Dong-A ST Co Ltd	900
7,195		DongKook Pharmaceutical Co Ltd	216
177,433		Dr Reddy’s Laboratories Ltd	6,633
40,750	*,e	Durata Therapeutics, Inc	293
363,922	*	Dyax Corp	1,259
490,084	*,e	Dynavax Technologies Corp	539
12,229		Egis Gyogyszergyar Rt	1,180
197,342		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	213
319,063	e	Eisai Co Ltd	13,003
120,613	*	Elan Corp plc	1,693
137,832	*,e	Elan Corp plc (ADR)	1,949
2,451,563		Eli Lilly & Co	120,421
181,163	*	Emergent Biosolutions, Inc	2,612
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,370	*	Enanta Pharmaceuticals, Inc	$201
375,770	*	Endo Pharmaceuticals Holdings, Inc	13,825
166,427	*,e	Endocyte, Inc	2,185
158,451	e	Enzon Pharmaceuticals, Inc	317
18,887	*	Epizyme, Inc	531
295	e	EPS Co Ltd	329
20,948		Eurofins Scientific	4,421
159,707	*,e	Evolutec Group plc	321
122,030	*,e	Evotec AG.	430
216,007	*	Exact Sciences Corp	3,005
612,448	*,e	Exelixis, Inc	2,781
3,060,000	*	Extrawell Pharmaceutical Holdings Ltd	256
3,435	*,m	Faes Farma S.A.	9
285,140	e	FAES FARMA S.A.	751
11,152		FDC Ltd	17
78,993	*	Fibrocell Science, Inc	483
84,038	*	Fluidigm Corp	1,467
530,703	*	Forest Laboratories, Inc	21,759
44,000	*	Fuji Pharma Co Ltd	845
24,526	*	Furiex Pharmaceuticals Inc	836
241,000		Fuso Pharmaceutical Industries Ltd	764
27,178	*,e	Galapagos NV	528
262,967	*	Galena Biopharma, Inc	584
48,942	*	Genmab AS	1,482
103,535	*,e	Genomic Health, Inc	3,283
2,443,600	*,e	Genomma Lab Internacional S.A. de C.V.	4,803
83,501		Genus plc	1,736
531,287	*,e	Geron Corp	797
87,957		Gerresheimer AG.	5,079
10,267,585	*	Gilead Sciences, Inc	525,803
6,298,022		GlaxoSmithKline plc	157,427
110,000	*,e	GNI Group Ltd	334
58,107	*,e	Golf Trust Of America, Inc	210
9,969	e	Green Cross Corp	1,067
48,500		Green Cross Holdings Corp	656
107,329		Grifols S.A.	3,943
241		Grifols S.A. (Class B)	7
91,308	*,e	GTx, Inc	603
295,864	*,e	Halozyme Therapeutics, Inc	2,349
25,910	*,e	Han All Pharmarceutical Co	128
3,490		Handok Pharmaceuticals Co Ltd	52
26,500	*	Hanmi Holdings Co Ltd	336
6,486	*	Hanmi Pharm Co Ltd	856
102,033	*	Harvard Bioscience, Inc	483
14,239		Haw Par Corp Ltd	81
279,234		Hikma Pharmaceuticals plc	4,041
63,031	e	Hisamitsu Pharmaceutical Co, Inc	3,199
40,364		Hi-Tech Pharmacal Co, Inc	1,340
169,440	*,e	Horizon Pharma, Inc	417
169,923	*	Hospira, Inc	6,510
3,669,600	e	Hua Han Bio-Pharmaceutical Holdings Ltd	968
27,895	*,e	Hyperion Therapeutics, Inc	614
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
331,004	*,e	Idenix Pharmaceuticals, Inc	$1,195
3,900	e	Il Dong Pharmaceutical Co Ltd	35
737,902	*,e	Illumina, Inc	55,225
18,415	e	Ilyang Pharmaceutical Co Ltd	462
9,797	*,e	ImmunoCellular Therapeutics Ltd	19
297,013	*,e	Immunogen, Inc	4,927
252,031	*,e	Immunomedics, Inc	1,371
356,808	*	Impax Laboratories, Inc	7,118
235,448	*,e	Incyte Corp	5,180
158,397	*	Infinity Pharmaceuticals, Inc	2,574
6,863	*	Innocell Corp	254
130,481	*	Insmed, Inc	1,561
11,292	*	Insys Therapeutics, Inc	156
20,315	*,e	Intercept Pharmaceuticals, Inc	911
291,462	*,e	InterMune, Inc	2,804
17,937		Ipca Laboratories Ltd	197
37,753		Ipsen	1,391
315,719	*,e	Ironwood Pharmaceuticals, Inc	3,141
437,056	*,e	Isis Pharmaceuticals, Inc	11,744
82	*	Japan Tissue Engineering Co Lt	299
491,961	*	Jazz Pharmaceuticals plc	33,812
12,900		JCR Pharmaceuticals Co Ltd	196
10,950		Jeil Pharmaceutical Co	129
11,872,364		Johnson & Johnson	1,019,361
152,521		Kaken Pharmaceutical Co Ltd	2,260
17,951	*	KaloBios Pharmaceuticals, Inc	102
280,321	*,e	Keryx Biopharmaceuticals, Inc	2,094
92,200		Kissei Pharmaceutical Co Ltd	1,861
3,984	e	Kolon Life Science, Inc	243
56,785	*,e	Komipharm International Co Ltd	389
10,480	e	Korea United Pharm Inc	111
257,330	e	Kwang Dong Pharmaceutical Co Ltd	1,501
98,636		Kyorin Co Ltd	2,268
736,187	e	Kyowa Hakko Kogyo Co Ltd	8,321
33,438	*,e	KYTHERA Biopharmaceuticals, Inc	905
72,144	e	Laboratorios Almirall S.A.	917
25,509	e	Laboratorios Farmaceuticos Rovi S.A	231
80,725	*,e	Lannett Co, Inc	961
765,187	*,e	Lexicon Pharmaceuticals, Inc	1,660
18,990	*,e	LG Life Sciences Ltd	795
220,204	*,e	Life Technologies Corp	16,297
60,546	*,e	Ligand Pharmaceuticals, Inc (Class B)	2,266
1,524,000		Lijun International Pharmaceutical Holding Ltd	481
175,900		Livzon Pharmaceutical, Inc	784
1,003,107		Lonza Group AG.	75,371
142,130	*	Luminex Corp	2,929
353,569		Lupin Ltd	4,638
497,507	*,e	MannKind Corp	3,234
935,460		Meda AB (A Shares)	10,587
261,421	*	Medicines Co	8,041
119,000	*	Medigen Biotechnology Corp	679
884	*,e	Medinet Co Ltd	507
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,630	*,e	Medipost Co Ltd	$524
796,919	*	Medivation, Inc	39,208
28,097	*,e	Medivir AB	274
29,969	e	Medy-Tox, Inc	2,625
30,472	*	MEI Pharma, Inc	217
12,678,601		Merck & Co, Inc	588,921
211,429		Merck KGaA	32,154
299,288	*,e	Merrimack Pharmaceuticals, Inc	2,014
187,117	*,e	Mesoblast Ltd	903
137,351	*	Mettler-Toledo International, Inc	27,635
276,929	*	MiMedx Group, Inc	1,955
68,516		Mochida Pharmaceutical Co Ltd	869
244,964	*,e	Momenta Pharmaceuticals, Inc	3,689
26,906	*	Morphosys AG.	1,510
22,167,242	*,a	MPM Bioventures II	1,340
3,888,870	*	Mylan Laboratories, Inc	120,672
103,906	*	Myriad Genetics, Inc	2,792
289	*,e	NanoCarrier Co Ltd	574
138,178	*	Nanosphere, Inc	424
410,406	*	Nektar Therapeutics	4,740
107,438	*	NeoGenomics, Inc	428
242,665	*	Neurocrine Biosciences, Inc	3,247
54,744	*,e	NewLink Genetics Corp	1,080
51,500		Nichi-iko Pharmaceutical Co Ltd	1,107
324,000		Nippon Shinyaku Co Ltd	5,403
3,209	*,e	Novacea, Inc	10
5,640,906		Novartis AG.	399,549
208,321		Novartis AG. (ADR)	14,730
1,554		Novartis India Ltd	13
449,921	*,e	Novavax, Inc	922
745,513		Novo Nordisk AS (Class B)	115,899
30,937		Novozymes AS	991
359,186	*	NPS Pharmaceuticals, Inc	5,424
100,259	*,e	Omeros Corp	505
17,790	*	Omthera Pharmaceuticals, Inc	237
46,008	*,e	OncoGenex Pharmaceutical, Inc	451
198	*,e	OncoTherapy Science, Inc	375
5,584	*,e	Oncothyreon, Inc	9
122,000		Oneness Biotech Co Ltd	185
115,195		Ono Pharmaceutical Co Ltd	7,841
210,310	*	Onyx Pharmaceuticals, Inc	18,259
474,111	*,e	Opko Health, Inc	3,366
186,048	*,e	Optimer Pharmaceuticals, Inc	2,692
391,465	*,e	Orexigen Therapeutics, Inc	2,290
132,729		Orion Oyj (Class B)	3,110
55,993	*,e	Osiris Therapeutics, Inc	564
650,254		Otsuka Holdings KK	21,471
41,574	*	OvaScience, Inc	571
181,689	*	Pacific Biosciences of California, Inc	458
91,551	*,e	Pacira Pharmaceuticals, Inc	2,655
5,479	e	Pain Therapeutics, Inc	12
18,399	*	Paladin Labs, Inc	938
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
262,612	*	Parexel International Corp	$12,064
694,194	e	PDL BioPharma, Inc	5,359
438,906	*	Peregrine Pharmaceuticals, Inc	566
659,411		PerkinElmer, Inc	21,431
540,481		Perrigo Co	65,398
30,742,267	e	Pfizer, Inc	861,091
128,653	*	Pharmacyclics, Inc	10,224
44,000	*	PharmaEngine Inc	253
45,580	*	Pharmicell Co Ltd	158
227,865	*	Phytohealth Corp	305
117,756		Piramal Healthcare Ltd	1,130
31,367	*	Portola Pharmaceuticals, Inc	771
156,182	*,e	Pozen, Inc	782
149,769	*	Progenics Pharmaceuticals, Inc	668
47,436	*	Prothena Corp plc	612
51,279,300		PT Kalbe Farma Tbk	7,403
681,000	*	PT Tempo Scan Pacific Tbk	284
95,527	*	Puma Biotechnology, Inc	4,239
50,027	*	Qiagen N.V.	979
533,527	*,e	Qiagen N.V. (NASDAQ)	10,623
511,901	e	Questcor Pharmaceuticals, Inc	23,271
28,392	*	Quintiles Transnational Holdings, Inc	1,208
167,190	*	Ranbaxy Laboratories Ltd	867
178,702	*,e	Raptor Pharmaceutical Corp	1,671
23,462	*	Receptos, Inc	467
260,874		Recordati S.p.A.	2,903
167,193	*	Regeneron Pharmaceuticals, Inc	37,598
28,970	*,e	Regulus Therapeutics, Inc	284
148,823	*	Repligen Corp	1,226
59,779	*,e	Repros Therapeutics, Inc	1,103
440,277	*	Rigel Pharmaceuticals, Inc	1,471
1,416,444		Roche Holding AG.	351,557
106,000		Rohto Pharmaceutical Co Ltd	1,504
54,218	*	Sagent Pharmaceuticals	1,138
744,572	*	Salix Pharmaceuticals Ltd	49,253
184,136	*,e	Sangamo Biosciences, Inc	1,438
1,925,653		Sanofi-Aventis	199,075
445,296	*	Santarus, Inc	9,373
74,569		Santen Pharmaceutical Co Ltd	3,227
104,326	*	Sarepta Therapeutics, Inc	3,970
20,200		Sawai Pharmaceutical Co Ltd	2,412
4,722		Schweizerhall Holding AG.	410
304,220	*	Sciclone Pharmaceuticals, Inc	1,509
325,800		Scinopharm Taiwan Ltd	747
134,772	*,e	Seattle Genetics, Inc	4,240
44,361	*,e	Seegene, Inc	1,951
226,000		Seikagaku Corp	2,728
392,942	*,e	Sequenom, Inc	1,654
360,000		Shandong Luoxin Pharmacy Stock Co Ltd	347
179,000	*	Shanghai Dingli Technology Dev	118
10,400	*,e	Shin Nippon Biomedical Laboratories Ltd	134
788,747		Shionogi & Co Ltd	16,448
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
523,211		Shire Ltd	$16,581
4,027		Siegfried Holding AG.	545
123,487	*,e	SIGA Technologies, Inc	351
3,534,400	e	Sihuan Pharmaceutical Holdings	2,314
4,244,000		Sino Biopharmaceutical	2,742
82,984		Sirtex Medical Ltd	905
4,254,176	*,a	Skyline Venture Fund II Ltd	246
976,029	*	Skyline Venture Fund III Ltd	70
18,700	*	Sosei Group	637
261,727	e	Spectrum Pharmaceuticals, Inc	1,952
150,705		Stada Arzneimittel AG.	6,477
3,732		Stallergenes	262
246,100		Standard Chemical & Pharma	277
273,260	*	Starpharma Holdings Ltd	201
40,935	*	Stemline Therapeutics, Inc	976
56,244		Strides Arcolab Ltd	822
52,000	*	Sucampo Pharmaceuticals, Inc (Class A)	342
127,373	*	Sun Pharmaceutical Industries Ltd	295
800,072		Sun Pharmaceuticals Industries Ltd	13,598
102,358	*,e	Sunesis Pharmaceuticals, Inc	533
45,052	*,e	Supernus Pharmaceuticals, Inc	290
62,365	*	Synageva BioPharma Corp	2,619
349,231	*,e	Synergy Pharmaceuticals, Inc	1,509
128,529	*,e	Synta Pharmaceuticals Corp	641
72,000		Taisho Pharmaceutical Holdings Co Ltd	5,110
49,000	*	Taiwan Liposome Co Ltd	569
66,400	e	Takara Bio, Inc	1,547
873,834		Takeda Pharmaceutical Co Ltd	39,405
477,900		Tanabe Seiyaku Co Ltd	6,183
111,766	*	Targacept, Inc	477
12,618		Tecan Group AG.	1,162
103,794		Techne Corp	7,170
16,500	*,e	tella, Inc	326
55,548	*,e	TESARO, Inc	1,819
35,971	*	Tetraphase Pharmaceuticals, Inc	253
476,805		Teva Pharmaceutical Industries Ltd	18,661
759,615		Teva Pharmaceutical Industries Ltd (ADR)	29,777
67,154	*	TG Therapeutics, Inc	429
257,072	*	TherapeuticsMD, Inc	779
412,781	*,e	Theravance, Inc	15,904
1,599,325	e	Thermo Electron Corp	135,351
344,220	*,e	Threshold Pharmaceuticals, Inc	1,811
40,050	*,e	ThromboGenics NV	1,538
472,000	e	Tong Ren Tang Technologies Co Ltd	1,439
12,400		Torii Pharmaceutical Co Ltd	266
3,100		Torrent Pharmaceuticals Ltd	43
13,921		Towa Pharmaceutical Co Ltd	567
19,359	*,e	Transgene S.A.	230
181,653	*,e	Trius Therapeutics, Inc	1,475
122,733		Tsumura & Co	3,617
206,139		TTY Biopharm Co Ltd	691
417,751		UCB S.A.	22,425
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,400	*	UMN Pharma, Inc	$236
6,460		Unichem Laboratories Ltd	18
721,500	*,e	United Laboratories Ltd	256
211,490	*	United Therapeutics Corp	13,920
456,800	*	Vanda Pharmaceuticals, Inc	3,691
520,661	*	Vectura Group plc	641
2,914	*,e	Ventrus Biosciences, Inc	7
47,121	*,e	Verastem, Inc	654
1,084,275	*	Vertex Pharmaceuticals, Inc	86,601
259,249	*,e	Vical, Inc	811
5,937		Virbac S.A.	1,229
16,713	*	ViroMed Co Ltd	513
225,131	*	Viropharma, Inc	6,450
337,781	*,e	Vivus, Inc	4,249
1,158,530		Warner Chilcott plc	23,032
212,489	*	Waters Corp	21,260
528,000	e	Winteam Pharmaceutical Group Ltd	235
1,200	*	Wockhardt Ltd	20
199,289	*,e	Xenoport, Inc	986
306,541	*,e	XOMA Corp	1,113
11,256		Yuhan Corp	1,813
214,410	*,e	Yungjin Pharmaceutical Co Ltd	311
170,000		YungShin Global Holding Corp	237
9,259	*	Zealand Pharma A/S	112
231,313	*	Zeltia S.A.	553
23,000		Zeria Pharmaceutical Co Ltd	350
248,648	*,e	ZIOPHARM Oncology, Inc	522
5,296,085	e	Zoetis Inc	163,596
211,261	*,e	Zogenix, Inc	361
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,888,818

REAL ESTATE - 3.7%
662,039		Abacus Property Group	1,373
218,296		Acadia Realty Trust	5,390
1,126	*	Activia Properties Inc	8,864
147,931		Acucap Properties Ltd	716
5,154	*	Advance Residence Investment Corp	11,174
49,755		Aeon Mall Co Ltd	1,234
126,968	*	Africa Israel Investments Ltd	276
14,138	*	Africa Israel Properties Ltd	158
107,792		AG Mortgage Investment Trust	2,028
7,425,400	e	Agile Property Holdings Ltd	7,912
54,824		Agree Realty Corp	1,618
885,673		AIMS AMP Capital Industrial REIT	1,142
31,167	*	Airport City Ltd	191
24,600		Airport Facilities Co Ltd	146
28,608		Akmerkez Gayrimenkul Yatirim Ortakligi AS	240
263,298	*	Alexander & Baldwin, Inc	10,466
7,738		Alexander’s, Inc	2,273
106,819		Alexandria Real Estate Equities, Inc	7,020
345,584		Aliansce Shopping Centers S.A.	3,020
2,028,364		Allan Gray Property Trust	1,649
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,424,693		Allco Commercial Real Estate Investment Trust	$12,415
44,617		Allied Properties Real Estate Investment Trust	1,358
18,489		Allreal Holding AG.	2,599
154,623		Alony Hetz Properties & Investments Ltd	969
5,797	*	AL-ROV Israel Ltd	162
6,102	*	Alrov Properties and Lodgings Ltd	134
333,544		Alstria Office REIT-AG.	3,647
99,807	*	Altisource Residential Corp	1,666
4,272,100		Amata Corp PCL (Foreign)	2,496
135,267		American Assets Trust, Inc	4,174
347,191		American Campus Communities, Inc	14,117
940,971		American Capital Agency Corp	21,633
230,851		American Capital Mortgage, Inc	4,148
591,612		American Realty Capital Properties, Inc	9,028
53,900	*	American Residential Properties, Inc	927
2,951,737		American Tower Corp	215,979
116,584		Amot Investments Ltd	305
1,206,513		AMP NZ Office Trust	963
46,589		AmREIT, Inc (Class B)	901
1,593,392		Anant Raj Industries Ltd	1,409
8,096		ANF Immobilier	222
2,158,321		Annaly Capital Management, Inc	27,130
579,402		Anworth Mortgage Asset Corp	3,245
993,681		Apartment Investment & Management Co (Class A)	29,850
149,068		Apollo Commercial Real Estate Finance, Inc	2,367
23,890		Ares Commercial Real Estate Corp	306
99,262		Armada Hoffler Properties, Inc	1,169
1,496,765	*	ARMOUR Residential REIT, Inc	7,050
347,176		Arrowhead Properties Ltd	254
133,951		Artis Real Estate Investment Trust	1,924
892,000		Ascendas Hospitality Trust	588
769,000		Ascendas India Trust	434
428,587		Ascendas Real Estate Investment Trust	751
898,586		Ascott Residence Trust	912
210,830		Ashford Hospitality Trust, Inc	2,414
1,182,600		Asian Property Development PCL (Foreign)	247
1,199,804		Aspen Group	191
238,896		Associated Estates Realty Corp	3,841
772,974		Australand Property Group	2,453
41,051	*,e	AV Homes, Inc	728
257,512		AvalonBay Communities, Inc	34,741
44,697		Aviv REIT, Inc	1,130
9,652,423		Ayala Land, Inc	6,752
74,082		Babcock & Brown Japan Property Trust	203
9,897,400	*	Bangkokland PCL	486
545		Bayside Land Corp	123
22,407		Befimmo SCA Sicafi	1,416
2,826,000		Beijing Capital Land Ltd	1,026
706,000		Beijing North Star Co	156
3,893,950	*	Belle Corp	457
1,430,859		Beni Stabili S.p.A.	882
226,267		Big Yellow Group plc	1,326
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
185,409		BioMed Realty Trust, Inc	$3,751
856	*	BLife Investment Corp	3,416
45,959		Boardwalk Real Estate Investment Trust	2,547
634,628		Boston Properties, Inc	66,934
1,318,756		BR Malls Participacoes S.A.	11,808
488,011		BR Properties S.A.	4,155
245,718		Brandywine Realty Trust	3,322
566,900		Brasil Brokers Participacoes S.A.	1,664
78,342		BRE Properties, Inc (Class A)	3,919
691,887		British Land Co plc	5,960
593,750		Brookfield Asset Management, Inc	21,340
14,200	*	Brookfield Canada Office Properties	352
6,588	*	Brookfield Multiplex Group	494
40,500	e	Brookfield Office Properties, Inc	676
724,239		Brookfield Office Properties, Inc (Toronto)	12,044
1,188		Brookfield Property Partners LP	24
1,113,594		Bunnings Warehouse Property Trust	2,293
15,598,188		C C Land Holdings Ltd	4,423
90,089		CA Immobilien Anlagen AG.	1,037
816,000		Cache Logistics Trust	803
97,775		Calloway Real Estate Investment Trust	2,390
2,810,380		Cambridge Industrial Trust	1,604
168,132		Camden Property Trust	11,625
262,729		Campus Crest Communities, Inc	3,032
125,591		Canadian Apartment Properties REIT	2,705
45,956		Canadian Real Estate Investment Trust	1,903
1,513,400		CapitaCommercial Trust	1,746
1,042,987		Capital & Counties Properties	5,192
342,539		Capital Lease Funding, Inc	2,891
3,011,366		Capital Property Fund	3,241
2,578,880		CapitaLand Ltd	6,231
3,086,181		CapitaMall Trust	4,843
1,254,273		CapitaMalls Asia Ltd	1,799
432,100		CapitaMalls Malaysia Trust	239
563,000		CapitaRetail China Trust	626
385,487		Capstead Mortgage Corp	4,664
403,106		Castellum AB	5,465
1,923,000		Cathay Real Estate Development Co Ltd	1,214
368,028		CBL & Associates Properties, Inc	7,883
1,413,244	*	CBRE Group, Inc	33,013
809,000		CDL Hospitality Trusts	1,083
275,383		Cedar Shopping Centers, Inc	1,426
1,016,000		Central China Real Estate Ltd	289
5,138,500		Central Pattana PCL	7,415
28,758,977		Century Properties Group, Inc	904
2,448,634		CFS Gandel Retail Trust	4,464
953,000		CH Karnchang PCL	641
236,234		Challenger Diversified Property Group	523
988,558	*	Chambers Street Properties	9,886
3,648,636		Champion Real Estate Investment Trust	1,671
594,753		Charter Hall Group	2,098
183,000		Chartwell Retirement Residences	1,707
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
77,478		Chatham Lodging Trust	$1,331
223,704		Chesapeake Lodging Trust	4,651
5,710,126		Cheuk Nang Holdings Ltd	4,002
1,250,607		Cheung Kong Holdings Ltd	16,864
6,345,954		Chimera Investment Corp	19,038
1,297,500		China Aoyuan Property Group Ltd	232
9,385,021	*,e	China New Town Development Co Ltd	687
7,399,694		China Overseas Land & Investment Ltd	19,265
652,000	*,e	China Properties Group Ltd	161
2,966,294	e	China Resources Land Ltd	8,059
2,311,000		China SCE Property Holdings Ltd	528
3,902,000	e	China South City Holdings Ltd	874
1,803,378		China Vanke Co Ltd	3,204
335,500		Chinese Estates Holdings Ltd	601
557,080		Chong Hong Construction Co	2,002
3,536,000		CIFI Holdings Group Co Ltd	566
3,749,000		Ciputra Surya Tbk PT	1,240
125,428	e	City Developments Ltd	1,055
340,863		Citycon Oyj	1,059
22,591		Cofinimmo	2,471
26,001	*	Colonia Real Estate AG.	160
343,785		Colonial Properties Trust	8,292
257,626		Colony Financial, Inc	5,124
71	*	Comforia Residential REIT, Inc	493
77,298		Cominar Real Estate Investment Trust	1,532
4,231,261		Commonwealth Property Office Fund	4,241
439,700		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	864
22,470		Consolidated-Tomoka Land Co	857
170,223		Conwert Immobilien Invest AG.	1,683
71,832		Coresite Realty	2,285
16,127		Corio NV	642
160,836	e	Corp Inmobiliaria Vesta SAB de C.V.	313
189,249		Corporate Office Properties Trust	4,826
15,693,882		Country Garden Holdings Co Ltd	8,156
433,491		Cousins Properties, Inc	4,378
1,824	*	Crescendo Investment Corp	1,277
29,200		Crombie Real Estate Investment Trust	380
6,858,943	e	CSI Properties Ltd	286
710,989		CubeSmart	11,362
74,383		CyrusOne, Inc	1,543
697,502		CYS Investments, Inc	6,424
1,415	*	DA Office Investment Corp	5,478
109,100		Daibiru Corp	1,216
465,000		Daikyo, Inc	1,391
2,795,900		Daiman Development BHD	2,372
92,665		Daito Trust Construction Co Ltd	8,731
581,879		Daiwa House Industry Co Ltd	10,839
224	*	Daiwa House REIT Investment Corp	1,611
3,497,178		DB RREEF Trust	3,410
1,507,398		DCT Industrial Trust, Inc	10,778
1,761,780		DDR Corp	29,334
510,763		Delta Corp Ltd	449
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
163,629		Derwent London plc	$5,720
69,097	e	Deutsche Euroshop AG.	2,746
208,314		Deutsche Wohnen AG.	3,531
800,116		DiamondRock Hospitality Co	7,457
62,819	e	DIC Asset AG.	624
297,758		Digital Realty Trust, Inc	18,163
10,971,415		DLF Ltd	33,283
147,709		Douglas Emmett, Inc	3,685
29,306		Douja Promotion Groupe Addoha S.A.	164
49,613	*	Dream Unlimited Corp	538
643,692		Duke Realty Corp	10,035
35,000		Dundee Industrial Real Estate Investment Trust	302
51,700		Dundee International Real Estate Investment Trust	484
142,074		Dundee Real Estate Investment Trust	4,409
233,607		DuPont Fabros Technology, Inc	5,642
223,974		Dynex Capital, Inc	2,282
1,169,800		Eastern & Oriental BHD	739
127,037		EastGroup Properties, Inc	7,148
460,495		Education Realty Trust, Inc	4,711
21,133		Ellington Residential Mortgage REIT	377
1,981,714		Emaar Properties PJSC	2,815
864,524		Emira Property Fund	1,308
3,140,261		Emlak Konut Gayrimenkul Yatiri	4,423
1,507,333		Emperor International Holdings	400
193,934		Entertainment Properties Trust	9,749
191,563		Equity Lifestyle Properties, Inc	15,055
241,787		Equity One, Inc	5,472
1,100,356		Equity Residential	63,887
40,921		Essex Property Trust, Inc	6,503
37,504		Eurobank Properties Real Estate Investment Co	348
48,934		Eurocommercial Properties NV	1,796
8,678,000	e	Evergrande Real Estate Group	3,181
194,933		Excel Trust, Inc	2,497
1,028,458		Extra Space Storage, Inc	43,123
177,341		Fabege AB	1,744
6,703,500	e	Fantasia Holdings Group Co Ltd	1,053
942,000		Far East Hospitality Trust	716
385,200		Farglory Land Development Co Ltd	705
105,274	*,e	Fastighets AB Balder	760
116,042		Federal Realty Investment Trust	12,031
1,103,711		Federation Centres	2,392
678,221	*	FelCor Lodging Trust, Inc	4,008
3,402,300		Fibra Uno Administracion S.A. de C.V.	11,367
8,000,000		Filinvest Development Corp	907
27,839,000		Filinvest Land, Inc	1,092
120,017		First Capital Realty, Inc	2,037
432,717		First Industrial Realty Trust, Inc	6,564
240,749		First Potomac Realty Trust	3,144
1,071,000		First Real Estate Investment Trust	1,026
34,210		FirstService Corp	1,073
249,775		FKP Property Group	289
3,868		Fonciere Des Regions	290
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
888,528	*	Forest City Enterprises, Inc (Class A)	$15,914
142,053	*	Forestar Real Estate Group, Inc	2,850
173,931		Fortress Income Fund Ltd	259
419,738		Franklin Street Properties Corp	5,541
9,565,800	e	Franshion Properties China Ltd	3,181
1,257,000		Frasers Centrepoint Trust	1,853
307		Frontier Real Estate Investment Corp	2,814
146	*	Fukuoka REIT Corp	1,158
3,754,000		Future Land Development Holdin	535
108,749	*	GAGFAH S.A.	1,341
213,279		Gazit Globe Ltd	2,774
16,408		Gazit, Inc	423
2,712		Gecina S.A.	300
2,556,000	*	Gemdale Properties and Investm	324
2,755,394		General Growth Properties, Inc	54,750
69,900	*	General Shopping Brasil S.A.	267
103,983		Getty Realty Corp	2,147
49,135		Gladstone Commercial Corp	916
676,252		Glimcher Realty Trust	7,385
7,696,991		Global Logistic Properties	16,649
451		Global One Real Estate Investment Corp	2,620
26,153,000	*	Global-Estate Resorts, Inc	1,086
191,258	*	Globe Trade Centre S.A.	472
280,100		Glomac Bhd	107
4,003,895	*	Glorious Property Holdings Ltd	604
2,729	*	GLP J-Reit	2,666
502,199		Gold Wheaton Gold Corp (GDR)	2,099
27,780		Goldcrest Co Ltd	639
1,421,103		Goodman Property Trust	1,134
221,394		Government Properties Income Trust	5,584
815,219		GPT Group (ASE)	2,862
594,411		Grainger plc	1,312
241,947	*	Gramercy Property Trust, Inc	1,089
83,749		Granite Real Estate Investment Trust	2,886
667,652	e	Great Eagle Holdings Ltd	2,544
807,827		Great Portland Estates plc	6,520
210,400	*	Greattown Holdings Ltd	86
818,300	e	Greentown China Holdings Ltd	1,325
1,920,862		Growthpoint Properties Ltd	5,126
142,249	e	GSW Immobilien AG.	5,497
8,564,500		Guangzhou Investment Co Ltd	2,161
3,524,736		Guangzhou R&F Properties Co Ltd	5,052
1,267,000		GZI Real Estate Investment Trust	690
284,764		H&R Real Estate Investment Trust	5,968
3,909		Haesung Industrial Co Ltd	119
597,747	*	Halk Gayrimenkul Yatrm Ortakli	378
48,508		Hamborner AG.	442
2,739,789		Hammerson plc	20,315
1,991,016	e	Hang Lung Group Ltd	10,665
16,110,071		Hang Lung Properties Ltd	55,803
103		Hankyu Reit, Inc	513
1,459,447		Hansteen Holdings plc	1,795
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
213,904		Hatteras Financial Corp	$5,271
1,133,455		HCP, Inc	51,504
723,237		Health Care REIT, Inc	48,479
346,603		Healthcare Realty Trust, Inc	8,838
113,743		Healthcare Trust of America, Inc	1,277
66,500		Heiwa Real Estate Co Ltd	1,108
155,498		Helical Bar plc	598
14,816		Heliopolis Housing	44
4,403,800		Hemaraj Land and Development PCL	488
1,752,100		Henderson Land Development Co Ltd	10,405
815,853		Hersha Hospitality Trust	4,601
338,700		Highwealth Construction Corp	708
312,217		Highwoods Properties, Inc	11,118
1,334,400		HKR International Ltd	653
327,000	e	Ho Bee Investment Ltd	506
53,455		Home Properties, Inc	3,494
261,000		Hong Fok Corp Ltd	141
260,994	e	Hongkong Land Holdings Ltd	1,787
1,246,000	*,e	Hopson Development Holdings Ltd	1,696
757,534		Hospitality Properties Trust	19,908
2,972,015		Host Marriott Corp	50,138
1,385,670	*	Housing Development & Infrastruture Ltd	863
91,911	*	Howard Hughes Corp	10,302
223,564		HRPT Properties Trust	5,169
358,235		Huaku Development Co Ltd	1,030
561,000		Huang Hsiang Construction Co	1,307
204,525		Hudson Pacific Properties	4,352
300,531		Hufvudstaden AB (Series A)	3,595
430,362		Hung Poo Real Estate Development Corp	421
553,000		Hung Sheng Construction Co Ltd	447
202,564		Hyprop Investments Ltd	1,598
891,377		Hysan Development Co Ltd	3,848
14,960		Icade	1,234
4,243		Ichigo Real Estate Investment Corp	2,715
1,402,790		IGB Corp BHD	1,106
116,600		Iguatemi Empresa de Shopping Centers S.A.	1,149
20,000		Iida Home Max	339
1,452,000		IJM Land BHD	1,314
193,672		Immobiliare Grande Distribuzione	196
1,355,948	*,e	Immoeast AG.	0	^
658,721	*,e	Immofinanz ANSPR NACHB AG.	0	^
186,057		IMMOFINANZ Immobilien Anlagen AG.	694
584,045		Indiabulls Real Estate Ltd	617
710		Industrial & Infrastructure Fund Investment Corp	6,905
773,252		ING Office Fund	2,054
342,467		Inland Real Estate Corp	3,500
130,400		InnVest Real Estate Investment Trust	524
26,900		InterRent Real Estate Investme	148
2,046		Intershop Holdings	693
10,075		Intervest Offices	235
545,060		Invesco Mortgage Capital, Inc	9,026
466,718		Investors Real Estate Trust	4,014
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
912,620		Is Gayrimenkul Yatirim Ortakligi AS	$661
347,751	*	iStar Financial, Inc	3,926
181,317	*,e	IVG Immobilien AG.	54
751		Japan Excellent, Inc	4,229
4,766	*	Japan Hotel REIT Investment Corp	1,805
251	*	Japan Logistics Fund Inc	2,303
1,239		Japan Prime Realty Investment Corp	3,791
501	*	Japan Real Estate Investment Corp	5,597
1,239		Japan Rental Housing Investments, Inc	884
3,085	*	Japan Retail Fund Investment Corp	6,445
50,431	*	JAVELIN Mortgage Investment Corp	711
17,724		Jerusalem Economy Ltd	126
9,761	*	Jerusalem Oil Exploration	274
181,600		JHSF Participacoes S.A.	505
2,082,050		Jiangsu Future Land Co Ltd	1,396
607		Joint Reit Investment Corp	2,890
272,273		Jones Lang LaSalle, Inc	24,815
6,400	*	Jowa Holdings Co Ltd	151
1,388,179		K Wah International Holdings Ltd	635
3,020,000	*,e	Kaisa Group Holdings Ltd	676
228,480		KEE TAI Properties Co Ltd	166
2,558		Kenedix Realty Investment Corp	10,183
472,400	*,e	Kenedix, Inc	1,981
225,476	e	Kennedy-Wilson Holdings, Inc	3,752
1,463,419		Keppel Land Ltd	3,848
2,320,640		Kerry Properties Ltd	9,047
58,900	e	Killam Properties, Inc	599
269,480		Kilroy Realty Corp	14,285
1,660,441		Kimco Realty Corp	35,583
246,000		Kindom Construction Co	310
476,280		King’s Town Construction Co Ltd	448
363,698		Kite Realty Group Trust	2,193
1,721,681		Kiwi Income Property Trust	1,420
79,600		KLCC Property Holdings Bhd	171
35,384		Klepierre	1,394
233,423		Klovern AB	943
3,250	*	Klovern AB (Pref)	68
110,636	*,e	Korea Real Estate Investment Trust Co	136
3,108,130		Kowloon Development Co Ltd	4,028
1,864,087		K-REIT Asia	1,900
173,301		Kungsleden AB	1,012
470,000		Kuoyang Construction Co Ltd	317
14,646,000		KWG Property Holding Ltd	7,612
74,846,000		Lai Fung Holdings Ltd	1,503
11,088,250	*	Lai Sun Development	289
645,708		Land Securities Group plc	8,672
393,613		LaSalle Hotel Properties	9,722
39,110	*	LC Corp S.A.	18
175,056	*	LEG Immobilien AG.	9,114
461,775		Lend Lease Corp Ltd	3,521
307,811	*	Leopalace21 Corp	1,319
686,973		Lexington Corporate Properties Trust	8,024
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
155,917		Liberty International plc	$741
360,129		Liberty Property Trust	13,310
1,424,410		Link Real Estate Investment Trust	6,991
1,868,000		Lippo-Mapletree Indonesia Retail Trust	719
1,607,670		London & Stamford Property plc	2,538
391,000		Long Bon International Co Ltd	264
2,060,200	e	Longfor Properties Co Ltd	3,048
1,382,000		LPN Development PCL	1,073
127,400		LPS Brasil Consultoria de Imoveis S.A.	1,033
192,636		LTC Properties, Inc	7,522
236,870		Macerich Co	14,442
448,951		Mack-Cali Realty Corp	10,995
648,301		Macquarie CountryWide Trust	2,261
937,040		Macquarie Goodman Group	4,166
3,595,590		Macquarie MEAG Prime REIT	2,395
289,127	*	Maguire Properties, Inc	908
2,040,065		Mah Sing Group BHD	1,870
5,600	*	Mainstreet Equity Corp	176
35,779	*,e,m	Mapeley Ltd	8
3,341,000		Mapletree Commercial Trust	3,114
3,367,098		Mapletree Industrial Trust	3,499
1,780,626		Mapletree Logistics Trust	1,543
616,949		Medical Properties Trust, Inc	8,835
14,884	*	Medinet Nasr Housing	47
38,009,200		Megaworld Corp	2,890
27,853		Melisron Ltd	588
54,861		Mercialys S.A	1,060
2,493,500		Metropolitan Land Tbk PT	128
973,100		Mexico Real Estate Management S.A. de C.V.	2,095
1,352,949		MFA Mortgage Investments, Inc	11,432
829		MID Reit, Inc	1,855
113,850		Mid-America Apartment Communities, Inc	7,716
2,845,007	e	Midland Holdings Ltd	1,060
2,744,000	e	Minmetals Land Ltd	389
2,198,389		Mirvac Group	3,218
234,920	*,m	Mission West Properties, Inc	14
969,837		Mitsubishi Estate Co Ltd	25,821
2,048,722		Mitsui Fudosan Co Ltd	60,232
116,000		MKH BHD	93
7,430		Mobimo Holding AG.	1,512
191,142		Monmouth Real Estate Investment Corp (Class A)	1,887
13,500		Morguard North American Reside	131
36,221		Morguard Real Estate Investment Trust	561
503		Mori Hills REIT Investment Corp	3,141
328		Mori Trust Sogo Reit, Inc	2,931
193,109		Multiplan Empreendimentos Imobiliarios S.A.	4,482
383,600		Naim Holdings BHD	480
116,194		National Health Investors, Inc	6,955
592,454		National Retail Properties, Inc	20,380
146,255,000	*	Natural Park PCL	324
1,718,000	*	Neo-China Land Group Holdings Ltd	343
1,004,297		New Residential Investment Corp	6,769
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,656,666		New World China Land Ltd	$1,787
10,191,012		New World Development Ltd	13,998
258,390		New York Mortgage Trust, Inc	1,749
59,935		Nieuwe Steen Investments NV	384
373		Nippon Accommodations Fund, Inc	2,437
384	*	Nippon Building Fund, Inc	4,447
582	*	Nippon ProLogis REIT, Inc	5,050
5,881,000	*	Nirvana Development Tbk PT	174
35,588	*	Nitsba Holdings 1995 Ltd	425
170,429		Nomura Real Estate Holdings, Inc	3,765
441		Nomura Real Estate Office Fund, Inc	1,934
335		Nomura Real Estate Residential Fund, Inc	1,631
40,669		Northern Property Real Estate Investment Trust	1,060
801,958		NorthStar Realty Finance Corp	7,298
19,700		NorthWest Healthcare Properties Real Estate Investment Trust	215
645,367		Norwegian Property ASA	819
3,417		NTT Urban Development Corp	4,194
234,915		Omega Healthcare Investors, Inc	7,287
48,368		One Liberty Properties, Inc	1,062
300,000	*	Orbit Corp Ltd	83
138,000		Orchard Parade Holdings Ltd	226
107,558	*,e	Orco Property Group	311
3,790	*	Orix JREIT, Inc	4,326
1,443,668	*	Palm Hills Developments SAE	333
140,920		Paramount Corp BHD	70
863,000		Parkway Life Real Estate Investment Trust	1,605
174,024		Parkway Properties, Inc	2,917
1,752,698		Parque Arauco S.A	3,829
358,802	*	Parsvnath Developers Ltd	195
93,541	*	Patrizia Immobilien AG.	939
1,247,400		Pavilion Real Estate Investment Trust	596
369,637		PAZ Corp S.A.	202
250,946		Pebblebrook Hotel Trust	6,487
278,440		Pennsylvania Real Estate Investment Trust	5,257
238,857		Pennymac Mortgage Investment Trust	5,028
1,964,000		Perennial China Retail Trust	843
791,854		Phoenix Mills Ltd	3,434
183,611		Piedmont Office Realty Trust, Inc	3,283
208,025		Plum Creek Timber Co, Inc	9,709
2,942,600	e	Poly Hong Kong Investment Ltd	1,579
9,206,160		Polytec Asset Holdings Ltd	1,146
180,029		Post Properties, Inc	8,910
434,077		Potlatch Corp	17,554
2,231,000	e	Powerlong Real Estate Holdings Ltd	429
1,295		Premier Investment Co	4,972
6,189		Prestige Estates Projects Ltd	16
1,936,400		Preuksa Real Estate PCL (Foreign)	1,408
88,529		Primary Health Properties plc	442
48,165		Prime Office REIT-AG.	223
1,127,060		Prince Housing & Development Corp	751
1,676,882		Prologis, Inc	63,252
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,743		Property & Building Corp	$204
1,635,000		Prosperity REIT	520
104,274		PS Business Parks, Inc	7,525
93,514		PSP Swiss Property AG.	8,098
26,689,500		PT Agung Podomoro Land Tbk	1,032
23,132,000		PT Alam Sutera Realty Tbk	1,738
16,769,791		PT Bekasi Fajar Industrial Estate Tbk	1,330
5,528,500		PT Bumi Serpong Damai	997
28,434,500		PT Ciputra Development Tbk	3,859
16,321,000		PT Ciputra Property Tbk	1,947
5,923,500	*	PT Gading Development Tbk	220
9,451,500		PT Intiland Development Tbk	484
131,937,000	*	PT Kawasan Industri Jababeka Tbk	4,693
575,500	*	PT Lippo Cikarang Tbk	494
43,087,800		PT Lippo Karawaci Tbk	6,583
4,876,500	*	PT Modernland Realty Tbk	441
16,872,000		PT Pakuwon Jati Tbk	584
37,811,500	*	PT Sentul City Tbk	929
13,146,000		PT Summarecon Agung Tbk	1,707
692,326		Public Storage, Inc	106,154
4,331,437		Puravankara Projects Ltd	6,177
96,600		Pure Industrial Real Estate Trust	423
5,466,432		Quality House PCL	543
618,527	*	Quintain Estates & Development plc	734
767,898		Radium Life Tech Co Ltd	539
283,808		RAIT Investment Trust	2,134
243,624		Ramco-Gershenson Properties	3,783
413,137		Rayonier, Inc	22,884
195	*	Raysum Co Ltd	280
2,144,971	*	Realogy Holdings Corp	103,044
213,940		Realty Income Corp	8,968
3,093,417		Redefine Income Fund Ltd	3,283
341,028		Redefine International plc	207
332,922		Redwood Trust, Inc	5,660
27,769,000		Regal Real Estate Investment Trust	8,402
109,720		Regency Centers Corp	5,575
3,259,000		Religare Health Trust	2,186
17,400		Relo Holdings, Inc	859
12,147,500	*,e	Renhe Commercial Holdings Co Ltd	670
449,608		Resilient Property Income Fund Ltd	2,449
516,880		Resource Capital Corp	3,179
267,622		Retail Opportunities Investment Corp	3,720
224,034		Retail Properties of America, Inc	3,199
553,081		RioCan Real Estate Investment Trust	13,289
582,096		RLJ Lodging Trust	13,091
2,378,900		Robinsons Land Corp	1,113
90,233		Rouse Properties, Inc	1,770
676,273		Ruentex Development Co Ltd	1,218
155,986		Ryman Hospitality Properties	6,085
3,062,288		S.A. Corporate Real Estate Fund	1,221
1,507,000		Sabana Shari’ah Compliant Industrial REIT	1,369
143,531		Sabra Healthcare REIT, Inc	3,748
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
265,259		Saf Gayrimenkul Yatirim Ortakligi AS.	$114
600,000		Saizen REIT	87
19,839,232		Sansiri PCL	1,981
30,800		Sao Carlos Empreendimentos e Participacoes S.A.	580
49,135		Saul Centers, Inc	2,185
257,944		Savills plc	2,240
1,699,200		SC Asset Corp PCL	225
274,313		Segro plc	1,164
83,405		Select Income REIT	2,339
22,199	*	Selvaag Bolig ASA	73
499,989		Senior Housing Properties Trust	12,965
360,589		Shaftesbury plc	3,267
542,840		Shanghai Jinqiao Export Processing Zone Development Co Ltd	482
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	91
24,843,429	*	Shanghai Real Estate Ltd	794
623,000	e	Shell Electric MFG	789
7,784,464	e	Shenzhen Investment Ltd	2,932
2,892,400	e	Shimao Property Holdings Ltd	5,690
691,140	*	Shining Building Business Co Ltd	558
1,257,300		Shoei Co Ltd	13,489
698,676		Shopping Centres Australasia Property Group	1,016
5,271,793	e	Shui On Land Ltd	1,531
67,799		Silver Bay Realty Trust Corp	1,123
1,951,173		Simon Property Group, Inc	308,129
12,600	e	Singapore Land Ltd	89
4,414,033		Sino Land Co	6,172
2,132,000	*	Sinolink Worldwide Holdings Ltd	180
11,366,573	e	Sino-Ocean Land Holdings Ltd	6,127
128,367		Sinpas Gayrimenkul Yatirim Ortakligi AS	76
483,128		Sinyi Realty Co	858
66,083	*	Six of October Development & Investment	139
649,561		SL Green Realty Corp	57,285
1,310,908		SM Development Corp	229
15,253,115		SM Prime Holdings	5,730
233,416		Sobha Developers Ltd	1,372
5,860		Societe de la Tour Eiffel	346
14,678		Societe Immobiliere de Location pour l’Industrie et le Commerce	1,517
8,361,300	e	Soho China Ltd	6,626
44,600		Sonae Sierra Brasil S.A.	488
98,000		Soundwill Holdings Ltd	201
146,623		Sovran Self Storage, Inc	9,500
754,600		SP Setia BHD	800
109,777		Sparkassen Immobilien AG.	676
382,000	*	SPG Land Holdings Ltd	402
311,360		Spirit Realty Capital, Inc	5,517
556,595		Sponda Oyj	2,621
267,144		ST Modwen Properties plc	1,098
76,588	*,e	St. Joe Co	1,612
170,637		STAG Industrial, Inc	3,404
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
331,965		Starwood Property Trust, Inc	$8,216
3,004,691		Stockland Trust Group	9,561
1,308,788	*	Strategic Hotels & Resorts, Inc	11,596
17,610		Sumitomo Real Estate Sales Co Ltd	980
1,244,822		Sumitomo Realty & Development Co Ltd	49,611
264,744		Summit Hotel Properties, Inc	2,502
140,604		Sun Communities, Inc	6,996
602	*,e	Sun Frontier Fudousan Co Ltd	503
4,138,710		Sun Hung Kai Properties Ltd	53,149
1,299,000	e	Sunac China Holdings Ltd	847
2,519,000		Sunlight Real Estate Investment Trust	1,028
1,180,844	*	Sunstone Hotel Investors, Inc	14,265
3,217,298		Suntec Real Estate Investment Trust	3,994
1,845,222		Sunteck Realty Ltd	12,018
1,395,794		Sunway BHD	1,559
2,075,700		Sunway Real Estate Investment	1,012
2,091,000		Supalai PCL	1,187
960,193	e	Swire Pacific Ltd (Class A)	11,569
843,701		Swire Properties Ltd	2,484
49,871		Swiss Prime Site AG.	3,666
163,288		Sycom Property Fund	454
1,256,600		TA Global BHD	119
331,280		TAG Tegernsee Immobilien und Beteiligungs AG.	3,611
415,852	*	Taiwan Land Development Corp	149
198,800		Takara Leben Co Ltd	762
837,641	*	Talaat Moustafa Group	479
239,167		Tanger Factory Outlet Centers, Inc	8,003
315,178		Taubman Centers, Inc	23,686
144,977		Technopolis plc	813
45,289	*,e	Tejon Ranch Co	1,290
87,668		Terreno Realty Corp	1,624
626,790		TF Administradora Industrial S de RL de C.V.	1,310
840,125	e	Thomas Properties Group, Inc	4,453
1,481,400		Ticon Industrial Connection PCL	860
81,700		TOC Co Ltd	530
1,120,079		Tokyo Tatemono Co Ltd	9,320
623,329		Tokyu Land Corp	5,706
20,900	e	Tokyu Livable, Inc	401
223	*	Tokyu REIT, Inc	1,299
346	*	Top REIT Inc	1,552
190,778		Torunlar Gayrimenkul Yatirim Ortakligi AS	345
646,600	e	Tosei Corp	4,612
301,000	*	Tropicana Corp Bhd	180
588,057		Two Harbors Investment Corp	6,028
256,137		UDR, Inc	6,529
4,031,130		UEM Land Holdings BHD	3,966
66,196		UMH Properties, Inc	680
124,343		Unibail-Rodamco	28,960
385,703		Unite Group plc	2,128
6,958,291	*	Unitech Corporate Parks plc	4,485
72,501,190		Unitech Ltd	25,617
1,099,519		United Overseas Land Ltd	5,812
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,466	*	United Urban Investment Corp	$7,379
989,000		Univentures PCL	253
57,362		Universal Health Realty Income Trust	2,474
1,250,900		UOA Development BHD	956
110,744		Urstadt Biddle Properties, Inc (Class A)	2,234
48,886	*	Vakif Gayrimenkul Yatirim Ortakligi AS	122
22,500		Vastned Retail NV	923
1,335,987		Ventas, Inc	92,798
7,557,000		Vista Land & Lifescapes, Inc	981
593,356		Vornado Realty Trust	49,160
345,511		Vukile Property Fund Ltd	587
152,700		Wallenstam Byggnads AB (B Shares)	2,001
24,747		Warehouses De Pauw SCA	1,565
257,340		Washington Real Estate Investment Trust	6,925
323,947		Weingarten Realty Investors	9,968
2,332		Wereldhave Belgium NV	256
28,319		Wereldhave NV	1,839
95,397		Western Asset Mortgage Capital Corp	1,666
5,659,688		Westfield Group	59,277
7,414,976		Westfield Retail Trust	20,970
1,638,672		Weyerhaeuser Co	46,686
235,300		WHA Corp PCL	352
4,145,413		Wharf Holdings Ltd	34,599
1,661,763		Wheelock & Co Ltd	8,291
321,097		Wheelock Properties S Ltd	466
66,328		Whitestone REIT	1,045
136,995		Wihlborgs Fastigheter AB	2,032
1,180,832		Wing Tai Holdings Ltd	1,904
117,687		Winthrop Realty Trust	1,416
303,919		Workspace Group plc	1,797
56,482		WP Carey, Inc	3,737
4,830,000	e	Yanlord Land Group Ltd	4,665
1,197,000	*,e	Ying Li International Real Estate Ltd	399
11,753		YNH Property BHD	7
1,133,600	*	YTL Land & Development BHD	383
1,504,320		Yuzhou Properties Co	348
24,646		ZAIS Financial Corp	448
608,000		Zall Development Group Ltd	228
4,410,800	*	Zhong An Real Estate Ltd	816
379		Zug Estates Holding AG	477
		TOTAL REAL ESTATE	4,160,872

RETAILING - 4.0%
122,144	*	1-800-FLOWERS.COM, Inc (Class A)	756
78,977		Aaron’s, Inc	2,212
4,491		ABC-Mart, Inc	175
1,172,112		Abercrombie & Fitch Co (Class A)	53,038
100,824		Advance Auto Parts, Inc	8,184
1,904,335	*	Aeropostale, Inc	26,280
67,998	e	Alpen Co Ltd	1,307
1,476,587	*	Amazon.com, Inc	410,033
2,234,423		American Eagle Outfitters, Inc	40,801
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,160	*,e	America’s Car-Mart, Inc	$1,174
236,837	*	Ann Taylor Stores Corp	7,863
31,553		AOKI Holdings, Inc	952
132,841		Aoyama Trading Co Ltd	3,534
72,247		ARB Corp Ltd	752
23,200		Arc Land Sakamoto Co Ltd	361
17,200	e	Asahi Co Ltd	252
104,193	*	Asbury Automotive Group, Inc	4,178
260,113	*	Ascena Retail Group, Inc	4,539
34,900		ASKUL Corp	645
407,825	*	ASOS plc	25,028
77,981	*	Audiovox Corp (Class A)	957
274,000		Aurora Corp	516
111,878		Autobacs Seven Co Ltd	1,702
46,257		AutoCanada, Inc	1,276
375,509		Automotive Holdings Group	1,098
114,972	*,e	Autonation, Inc	4,989
76,039	*	Autozone, Inc	32,217
90,900	*	B2W Companhia Global Do Varejo	267
160,157	*,e	Barnes & Noble, Inc	2,556
142,615	e	Bebe Stores, Inc	800
851,980	*	Bed Bath & Beyond, Inc	60,405
5,627,500	e	Belle International Holdings Ltd	7,693
67,700		Belluna Co Ltd	722
2,969,634	e	Best Buy Co, Inc	81,160
850	e	BIC CAMERA, Inc	367
119,323	e	Big 5 Sporting Goods Corp	2,619
246,223	*	Big Lots, Inc	7,763
49,779		Bilia AB (A Shares)	800
91,887	*,e	Blue Nile, Inc	3,472
82,345	*	Body Central Corp	1,097
3,658,000		Bonjour Holdings Ltd	667
40,346	e	Bon-Ton Stores, Inc	728
1,287,000	*,e,m	Boshiwa International Holding	139
4,465	*	Boyner Buyuk Magazacilik	13
105,875		Breville Group Ltd	684
194,876		Brown Shoe Co, Inc	4,196
94,944	e	Buckle, Inc	4,939
72,301	e	Byggmax Group AB	397
79,105	*	Cabela’s, Inc	5,123
114,348		Canadian Tire Corp Ltd	8,609
111,523		Canon Marketing Japan, Inc	1,493
1,556,507	*	Carmax, Inc	71,848
272,967	e	Cash Converters International Ltd	267
22,690		Cashbuild Ltd	305
108,048		Cato Corp (Class A)	2,697
106,941	*,e	CDON Group AB	383
598,000		Century Ginwa Retail Holdings Ltd	153
1,880,599		Chico’s FAS, Inc	32,083
127,364	*	Children’s Place Retail Stores, Inc	6,980
247,500	e	China Yongda Automobiles Services Holdings Ltd	223
12,153,500	*,e	China ZhengTong Auto Services Holdings Ltd	5,664
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,700		Chiyoda Co Ltd	$684
11,000		Chori Co Ltd	112
375,000		Chow Sang Sang Holding	755
2,366,200	*	Chow Tai Fook Jewellery Group Ltd	2,459
151,432	*	Christopher & Banks Corp	1,021
167,600		Cia Hering	2,351
59,946	*	Citi Trends, Inc	871
12,511		CJ O Shopping Co Ltd	3,763
83,521		Clas Ohlson AB (B Shares)	1,107
73,949	*,e	Conn’s, Inc	3,828
51,968		Core-Mark Holding Co, Inc	3,300
152,000	*	Courts Asia Ltd	108
177,055	*,e	CST Brands, Inc	5,455
246,604	*,e	Ctrip.com International Ltd (ADR)	8,047
4,951,800	e	Dah Chong Hong Holdings Ltd	3,933
343,750	*	Daiei, Inc	994
642,427	e	David Jones Ltd	1,495
264,500		DCM Japan Holdings Co Ltd	2,075
3,599,146		Debenhams plc	5,220
70,417		Delek Automotive Systems Ltd	687
15,999		Delticom AG.	807
51,570		Destination Maternity Corp	1,269
170,574	*	Destination XL Group, Inc	1,081
655,729		Dick’s Sporting Goods, Inc	32,826
6,317,800		Dickson Concepts International Ltd	3,448
24,901		Dieteren S.A.	1,063
207,876		Dillard’s, Inc (Class A)	17,040
70,073		Dogus Otomotiv Servis ve Ticaret AS	355
409,775	*	Dollar General Corp	20,665
925,094	*	Dollar Tree, Inc	47,032
168,207		Dollarama, Inc	11,773
193,310		Don Quijote Co Ltd	9,384
24,500		Doshisha Co Ltd	349
4,641,740	*,e	DSG International plc	2,904
42,697		DSW, Inc (Class A)	3,137
34,473	*	Dufry Group	4,176
194,870		Dunelm Group plc	2,806
352,083	e	EDION Corp	1,994
322,520	e	El Puerto de Liverpool SAB de C.V.	3,795
326,000		E-LIFE MALL Corp	811
4,270,000	e	Emperor Watch & Jewellery Ltd	350
431,675		Empresas Hites S.A.	339
17,818,152	*	Empresas La Polar S.A.	4,607
7,042,300	e	Esprit Holdings Ltd	10,378
1,618,937		Expedia, Inc	97,379
546,776	*	Express Parent LLC	11,466
122,226		Family Dollar Stores, Inc	7,616
2,988,246		Far Eastern Department Stores Co Ltd	2,829
61,289		Fast Retailing Co Ltd	20,685
191,872		Finish Line, Inc (Class A)	4,194
161,377	*,e	Five Below, Inc	5,932
672,854		Foot Locker, Inc	23,637
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
234,000	*	Formosa Optical Technology Co Ltd	$740
273,942	e	Foschini Ltd	2,734
155,663	*,e	Francesca’s Holdings Corp	4,326
151,001		Fred’s, Inc (Class A)	2,339
20,600		Fuji Co Ltd	373
120,446	*,m	Future Retail Ltd	89
1,038,147	e	GameStop Corp (Class A)	43,633
2,944,328		Gap, Inc	122,867
114,381	*	Genesco, Inc	7,662
496,629		Genuine Parts Co	38,772
1,488	e	Geo Corp	1,338
1,480,000	e	Giordano International Ltd	1,291
439,335		GNC Holdings, Inc	19,423
851,000	e	Golden Eagle Retail Group Ltd	1,132
464,000		Goldlion Holdings Ltd	223
13,255,208	*,e	GOME Electrical Appliances Holdings Ltd	1,188
26,265	*,e	Gordmans Stores, Inc	357
89,358	e	Group 1 Automotive, Inc	5,748
10,678	*	Groupe Fnac	227
5,449,526	*,e	Groupon, Inc	46,321
2,401,800	*	Grupo Famsa SAB de C.V.	4,197
4,618		GS Home Shopping, Inc	956
61,943	e	Guess?, Inc	1,922
58,700		Gulliver International Co Ltd	393
1,048		GwangjuShinsegae Co Ltd	245
93,500		Hai-O Enterprise BHD	78
538,200		Halfords Group plc	2,589
146,825		Hankyu Department Stores, Inc	1,342
626,026	e	Harvey Norman Holdings Ltd	1,453
82,573		Haverty Furniture Cos, Inc	1,900
67,834	*	Hellenic Duty Free Shops S.A.	1,389
19,964,400	e	Hengdeli Holdings Ltd	4,530
713,987		Hennes & Mauritz AB (B Shares)	23,491
52,441	*,e	HHgregg, Inc	837
99,637	*,e	Hibbett Sports, Inc	5,530
7,537,803		Home Depot, Inc	583,954
2,561,500		Home Product Center PCL	946
1,036,770		Home Retail Group	2,112
160,900	*,e	HomeAway, Inc	5,204
20,620	e	Honeys Co Ltd	225
497,100		Hotai Motor Co Ltd	5,329
114,161		HSN, Inc	6,133
26,800	e	Hudson’s Bay Co	411
19,914		Hyundai Department Store Co Ltd	2,606
70,180	e	Hyundai H&S Co Ltd	1,104
8,372		Hyundai Home Shopping Network Corp	1,123
347	*	Ikyu	413
695,906		Imperial Holdings Ltd	14,773
1,302,479		Inchcape plc	9,916
285,227		Inditex S.A.	35,181
48,125	e	Interpark Corp	358
8,154,000	e	Intime Department Store Group Co Ltd	7,897
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,011,971		Isetan Mitsukoshi Holdings Ltd	$13,438
578,000		IT Ltd	206
68,200		Izumi Co Ltd	1,841
2,653,366		J Front Retailing Co Ltd	21,160
99,480		Jardine Cycle & Carriage Ltd	3,326
342,905	e	JB Hi-Fi Ltd	5,253
797,854	*,e	JC Penney Co, Inc	13,627
379,890	e	JD Group Ltd	1,191
42,900	e	Jin Co Ltd	2,057
47,932		John Menzies plc	514
112,237	*,e	JOS A Bank Clothiers, Inc	4,638
45,000		Joshin Denki Co Ltd	376
217,728		JUMBO S.A.	2,157
59,307	*	KappAhl Holding AB	290
75,387	e	Keiyo Co Ltd	366
830,102	e	Kesa Electricals plc	728
4,628,854		Kingfisher plc	24,134
81,828	*	Kirkland’s, Inc	1,412
245,054		Kohl’s Corp	12,378
35,900	e	Kohnan Shoji Co Ltd	408
37,705		Kolao Holdings	967
35,300		Komeri Co Ltd	884
91,108		Konaka Co Ltd	994
62,063		K’s Holdings Corp	1,966
402,036	e	L Brands, Inc	19,800
13,722		LES Enphants Co Ltd	8
363,404		Lewis Group Ltd	2,316
3,177,377	e	Li & Fung Ltd	4,331
2,269,122	*	Liberty Media Holding Corp (Interactive A)	52,213
168,962	*	Liberty Ventures	14,363
8,382,397	e	Lifestyle International Holdings Ltd	17,496
75,554		Lithia Motors, Inc (Class A)	4,028
375,658	*	LKQ Corp	9,673
23,800		Lojas Americanas S.A.	145
498,063		Lojas Americanas S.A.(Pref)	3,491
151,950		Lojas Renner S.A.	4,355
552,357		Lookers plc	905
29,677		Lotte Shopping Co Ltd	9,192
2,167,449		Lowe’s Companies, Inc	88,649
398,000	e	Luk Fook Holdings International Ltd	916
93,982	*,e	Lumber Liquidators, Inc	7,318
3,281,990		Macy’s, Inc	157,536
114,500		Magazine Luiza S.A.	276
1,211,000	e	Maoye International Holdings Ltd	186
85,381	*	MarineMax, Inc	967
264,476		Marks & Spencer Group plc	1,731
846,997		Marui Co Ltd	8,437
37,800	*,e	Matsuya Co Ltd	460
45,048	*,e	Mattress Firm Holding Corp	1,815
250,300		MBM Resources BHD	303
27,803		Mekonomen AB	846
207,003		Men’s Wearhouse, Inc	7,835
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
344,875		Mercuries & Associates Ltd	$270
1,721,762		MFI Furniture plc	6,648
66,672		Mobilezone Holding AG.	637
105,378	e	Monro Muffler, Inc	5,063
118,453	*,e	Mothercare plc	777
286,829		Mr Price Group Ltd	3,910
1,793,486	e	Myer Holdings Ltd	3,896
252,363		N Brown Group plc	1,694
341,000		National Petroleum Co Ltd	304
287,971	*,e	NetFlix, Inc	60,788
900,000		New Carphone Warehouse plc	3,408
1,033,000	e	New World Department Store China Ltd	519
153,722	*	New York & Co, Inc	976
666,680		Next plc	46,181
94,000		Nice Holdings, Inc	194
64,600		Nishimatsuya Chain Co Ltd	624
40,500		Nissen Holdings Co Ltd	128
59,570		Nitori Co Ltd	4,796
1,182,529		Nordstrom, Inc	70,881
102,027		Nutri/System, Inc	1,202
2,036,473	*,e	Ocado Ltd	9,239
1,039,839	*,e	Office Depot, Inc	4,024
110,000		OfficeMate PCL	201
354,925	e	OfficeMax, Inc	3,631
320,857	*,e	Orbitz Worldwide, Inc	2,576
514,293	*	O’Reilly Automotive, Inc	57,920
526,000	e	Oriental Watch Holdings	170
24,371		OrotonGroup Ltd	157
791,000	e	OSIM International Ltd	1,224
12,100		Otsuka Kagu Ltd	121
82,231	*,e	Overstock.com, Inc	2,319
2,811,466		Pacific Brands Ltd	1,801
402,200		Padini Holdings BHD	240
11,900		Pal Co Ltd	346
126,074		Paltac Corp	1,669
412,982		Pantaloon Retail India Ltd	628
59,900		Paris Miki, Inc	300
1,198,960		Parkson Holdings BHD	1,480
1,484,000		Parkson Retail Asia Ltd	1,929
4,308,800	e	Parkson Retail Group Ltd	1,772
162,694	*	PC Jeweller Ltd	251
4,488,000	e	PCD Stores Ltd	688
2,299,435		Pendragon plc	936
164,927		Penske Auto Group, Inc	5,037
220,546	*	PEP Boys - Manny Moe & Jack	2,554
575,346	e	PetMed Express, Inc	7,249
888,741		Petsmart, Inc	59,537
343,543		Pier 1 Imports, Inc	8,070
18,410		Point, Inc	879
2,647,500	*	Pou Sheng International Holdings Ltd	111
132,000		Poya Co Ltd	468
12,071		PPR	2,456
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
211,349		Premier Investments Ltd	$1,291
221,803	*	Priceline.com, Inc	183,460
28,487,000		PT ACE Hardware Indonesia Tbk	2,119
1,112,000		PT Mitra Adiperkasa Tbk	781
3,198,500		PT Ramayana Lestari Sentosa Tbk	417
412,582	*,e	RadioShack Corp	1,304
1,455,600	*	Rakuten, Inc	17,212
65,637		Reitmans Canada Ltd	559
37,294	e	Reject Shop Ltd	584
233,314	e	Rent-A-Center, Inc	8,761
79,416	*,e	Restoration Hardware Holdings, Inc	5,956
177,407		RONA, Inc	1,834
877,001		Ross Stores, Inc	56,838
50,385	*	Rue21, Inc	2,097
28,300		Ryohin Keikaku Co Ltd	2,320
2,880,000	e	SA SA International Holdings Ltd	2,844
1,078,480		SACI Falabella	12,044
420,020	*,e	Saks, Inc	5,729
444,067	*	Sally Beauty Holdings, Inc	13,810
63,100	e	Sanrio Co Ltd	2,927
42,900		Sears Canada, Inc	463
42,137	*,e	Sears Holdings Corp	1,773
52,855	*	Sears Hometown and Outlet Stores, Inc	2,311
277,792	*	Select Comfort Corp	6,961
73,000	e	Senshukai Co Ltd	630
23,754	*,e	Seobu Truck Terminal Co Ltd	399
44,700		Seria Co Ltd	1,350
100,200		Shimachu Co Ltd	2,464
15,445		Shimamura Co Ltd	1,875
17,785		Shinsegae Co Ltd	3,274
3,589		Shinsegae International Co Ltd	252
57,029		Shoe Carnival, Inc	1,369
138,141	*	Shutterfly, Inc	7,707
776,000		Siam Global House PCL	580
1,237,000		Sichuan Xinhua Winshare Chainstore Co Ltd	587
992,313		Signet Jewelers Ltd	66,912
25,000		Signet Jewelers Ltd (London)	1,699
591,425	e	Silver base Group Holdings Ltd	111
152,625		Sonic Automotive, Inc (Class A)	3,227
734	*,e	Sourceforge, Inc	10
844,107	*	Sports Direct International plc	7,103
132,882	e	Stage Stores, Inc	3,123
5,006,126		Staples, Inc	79,397
65,900	e	Start Today Co Ltd	1,290
102,530		Stein Mart, Inc	1,400
327,000	*	Stelux Holdings International	109
58,017	e	Stockmann Oyj Abp (B Share)	855
244,047		Super Cheap Auto Group Ltd	2,671
598,761	*	Super Group Ltd	1,402
39,049	*	SuperGroup plc	427
33,030		Systemax, Inc	311
279,995		Takashimaya Co Ltd	2,838
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
49,412		Takkt AG.	$745
2,480,175		Target Corp	170,785
36,200		Telepark Corp	342
7,754,865		Test-Rite International Co	6,111
154,138		Thorn Group Ltd	286
179,797		Tiffany & Co	13,096
60,272	*	Tile Shop Holdings, Inc	1,745
32,226	*	Tilly’s, Inc	516
3,012,000	*	Tiphone Mobile Indonesia Tbk P	184
3,280,826		TJX Companies, Inc	164,238
7,100		Tokyo Derica Co Ltd	121
19,706		Tom Tailor Holding AG.	421
194,194		Tractor Supply Co	22,839
908,806	e	Trade Me Ltd	3,423
6,122	*	Trans World Entertainment Corp	30
1,143		Trent Ltd	19
790,043	*	TripAdvisor, Inc	48,090
570,678	e	Truworths International Ltd	5,023
135,000		Tsann Kuen Enterprise Co Ltd	193
175,603		Tsutsumi Jewelry Co Ltd	4,030
180,067	*	Tuesday Morning Corp	1,867
150,963	e	Ulta Salon Cosmetics & Fragrance, Inc	15,120
264,399		United Arrows Ltd	11,046
907,451	*	Urban Outfitters, Inc	36,498
5,175	*,e	US Auto Parts Network, Inc	6
28,115		USS Co Ltd	3,564
3,749		Valora Holding AG.	691
167,708	*	Valuevision International, Inc (Class A)	857
42,474	*	Vipshop Holdings Ltd (ADR)	1,239
73,095	*,e	Vitacost.com, Inc	618
137,141	*	Vitamin Shoppe, Inc	6,149
148,214		Warehouse Group Ltd	408
63,389		Webjet Ltd	257
69,635	*	West Marine, Inc	766
527,194	*	Wet Seal, Inc (Class A)	2,483
131,044	*	WEX, Inc	10,051
595,024	e	WH Smith plc	6,498
269,206		Williams-Sonoma, Inc	15,046
7,524		Winmark Corp	488
1,134,807		Woolworths Holdings Ltd	7,397
137,041	e	Wotif.com Holdings Ltd	568
30,400		Xebio Co Ltd	622
108,550	e	Yamada Denki Co Ltd	4,395
36,925		Yellow Hat Ltd	743
99,269	*,e	Yoox S.p.A	2,131
124,607	*	Zale Corp	1,134
1,095,500	e	Zhongsheng Group Holdings Ltd	1,203
3,016	*	zooplus AG.	166
71,666	*,e	Zumiez, Inc	2,060
		TOTAL RETAILING	4,416,699

145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
848,000		A-DATA Technology Co Ltd	$1,889
186,496	*	Advanced Energy Industries, Inc	3,247
1,133,294	*,e	Advanced Micro Devices, Inc	4,624
12,251,537		Advanced Semiconductor Engineering, Inc	10,199
249,312		Advantest Corp	4,108
122,322		Aixtron AG.	2,052
544,000		ALI Corp	552
68,554	*	Alpha & Omega Semiconductor Ltd	524
553,882		Altera Corp	18,273
96,738	*,e	Ambarella, Inc	1,628
374,113	*,e	Amkor Technology, Inc	1,575
318,016	*,e	Anadigics, Inc	700
495,814		Analog Devices, Inc	22,341
5,299,283		Applied Materials, Inc	79,012
223,155	*	Applied Micro Circuits Corp	1,964
438,122		Ardentec Corp	274
2,557,015		ARM Holdings plc	30,932
17,637	*	Asia Pacific Systems, Inc	175
61,327		ASM International NV	2,072
249,423	e	ASM Pacific Technology	2,738
319,091		ASML Holding NV	25,189
842,227	*	Atmel Corp	6,190
130,729	*	ATMI, Inc	3,092
50,764	*	Atto Co Ltd	317
39,978		Austriamicrosystems AG.	2,954
1,357,824		Avago Technologies Ltd	50,755
479,386	*	Axcelis Technologies, Inc	872
6,700		Axell Corp	123
82,313		BE Semiconductor Industries NV	848
5,050,452		Broadcom Corp (Class A)	170,503
281,549		Brooks Automation, Inc	2,739
80,781		Cabot Microelectronics Corp	2,667
48,309		Capella Microsystems Taiwan, Inc	301
350,943	*	Cavium Networks, Inc	12,413
110,733	*	Ceva, Inc	2,144
11,538	*,e,m	China Energy Savings Technology, Inc	0	^
1,760,000	*	China Ruifeng Galaxy Renewable	364
2,940,000		Chipbond Technology Corp	7,154
257,076	*,e	Cirrus Logic, Inc	4,463
104,968		Cohu, Inc	1,312
851,942	*	Cree, Inc	54,405
341,075		CSR plc	2,795
571,047	e	Cypress Semiconductor Corp	6,127
25,530	*,e	D.I Corp	156
265,616		Dainippon Screen Manufacturing Co Ltd	1,403
74,209	*,e	Dialog Semiconductor plc	927
127,435	*	Diodes, Inc	3,309
37,672	e	Disco Corp	2,598
28,380	*,e	Dongbu HiTek Co Ltd	170
88,996	*	DSP Group, Inc	740
20,687	*,e	Duksan Hi-Metal Co Ltd	457
488,000		Elan Microelectronics Corp	1,088
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
252,000		Elite Semiconductor Memory Technology, Inc	$353
12,506	e	ELK Corp	112
209,571		eMemory Technology, Inc	559
553,022	*	Entegris, Inc	5,193
346,204	*,e	Entropic Communications, Inc	1,478
13,875	e	Eo Technics Co Ltd	434
845,578		Epistar Corp	1,473
438,167	*	E-Ton Solar Tech Co Ltd	177
18,025	e	Eugene Technology Co Ltd	328
136,339	*	Exar Corp	1,468
33,235	*	EZchip Semiconductor Ltd	894
508,122	*	Fairchild Semiconductor International, Inc	7,012
416,101		Faraday Technology Corp	425
59,393	*,e	First Solar, Inc	2,657
878,000		Forhouse Corp	379
219,925	*	Formfactor, Inc	1,484
353,000		Formosa Advanced Technologies Co Ltd	247
523,000	*	Formosa Epitaxy, Inc	340
1,058,272	*,e	Freescale Semiconductor Holdings Ltd	14,340
9,313,800	e	GCL Poly Energy Holdings Ltd	1,986
29,927	*,e	GemVax & Kael Co Ltd	489
382,819	*	Genesis Photonics, Inc	245
26,150		Giga Solar Materials Corp	200
446,850	*	Gintech Energy Corp	416
58,000		Global Lighting Technologies, Inc	65
172,000		Global Mixed Mode Technology, Inc	503
117,000		Global Unichip Corp	378
330,000		Greatek Electronics, Inc	276
194,561	*	Green Energy Technology, Inc	136
90,891	*	GSI Technology, Inc	574
404,069	*,e	GT Solar International, Inc	1,677
1,198,500		Hana Microelectronics PCL	747
12,786,000	*	Hanergy Solar Group Ltd	982
82,950	e	Hanmi Semiconductor Co Ltd	814
12,651	*,e	Hansol LCD, Inc	259
83,600		Hermes Microvision, Inc	2,400
111,033	*	Hittite Microwave Corp	6,440
458,000		Holtek Semiconductor, Inc	577
930,580	*,e	Hynix Semiconductor, Inc	25,258
14,602	*,e	ICD Co Ltd	189
79,000		ILI Technology Corp	207
24,010		Iljin Display Co Ltd	340
254,626	*,e	Imagination Technologies Group plc	1,110
842,186		Infineon Technologies AG.	7,050
8,942	*,e	Innox Corp	215
377	*	Inotera Memories, Inc	0	^
94,161	*	Inphi Corp	1,036
514,466	*	Integrated Device Technology, Inc	4,085
68,175	*	Integrated Memory Logic Ltd	165
111,796	*	Integrated Silicon Solution, Inc	1,225
15,351,347		Intel Corp	371,810
54,280	*	Intermolecular, Inc	395
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,006,977	*	International Rectifier Corp	$21,086
509,515		Intersil Corp (Class A)	3,984
635,648	*,e	IQE plc	174
161,000	*	ITE Technology, Inc	128
100,038		IXYS Corp	1,106
37,876	*,e	Jusung Engineering Co Ltd	196
1,669,000		King Yuan Electronics Co Ltd	1,224
1,114,869		Kinsus Interconnect Technology Corp	4,213
272,233		Kla-Tencor Corp	15,172
13,885	e	Koh Young Technology, Inc	375
71,130		Kontron AG.	324
281,807	*	Kopin Corp	1,046
5,389	*	Kulicke & Soffa Industries, Inc	60
2,028,684	*	Lam Research Corp	89,952
448,260	*	Lattice Semiconductor Corp	2,273
16,892	e	LEENO Industrial Inc	322
292,726	*	Lextar Electronics Corp	261
1,128,993		Linear Technology Corp	41,592
142,000		Lingsen Precision Industries Ltd	75
655,000		Lite-On Semiconductor Corp	355
989,074	*	LSI Logic Corp	7,062
172,423	*	LTX-Credence Corp	1,033
26,366	*,e	Lumens Co Ltd	234
47,091	*	MA-COM Technology Solutions	688
5,412,540		Macronix International	1,248
2,542,644		Marvell Technology Group Ltd	29,774
6,363	*,e	Mattson Technology, Inc	14
1,234,017		Maxim Integrated Products, Inc	34,281
100,668	*,e	MaxLinear, Inc	705
1,871,166		MediaTek, Inc	21,572
21,800	*,e	Megachips Corp	299
44,105		Melexis NV	928
13,057	e	Melfas, Inc	146
53,064	*	Mellanox Technologies Ltd	2,638
167,885		Micrel, Inc	1,659
352,936	e	Microchip Technology, Inc	13,147
4,120,755	*	Micron Technology, Inc	59,050
43,259		Micronas Semiconductor Holdings, Inc	313
429,037	*	Microsemi Corp	9,761
21,900		Mimasu Semiconductor Industry Co Ltd	183
180,689	*,e	Mindspeed Technologies, Inc	585
88,888		Mitsui High-Tec, Inc	562
260,163		MKS Instruments, Inc	6,905
119,155		Monolithic Power Systems, Inc	2,873
155,389	*,e	MoSys, Inc	625
452,720	*	Motech Industries, Inc	566
37,000		MPI Corp	83
240,699		MStar Semiconductor, Inc	1,726
84,428	*	Nanometrics, Inc	1,239
578,277	*	Neo Solar Power Corp	430
82,342	*	NeoPhotonics Corp Ltd	716
16,406	e	NEPES Corp	180
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
177,710	*	Nexolon Co Ltd	$155
144,739	*,e	Nordic Semiconductor ASA	446
821,126		Novatek Microelectronics Corp Ltd	3,956
34		Nuflare Technology, Inc	305
19,909	*,e	NVE Corp	932
1,818,015		Nvidia Corp	25,507
1,427,616	*	NXP Semiconductors NV	44,228
212,162	*	Omnivision Technologies, Inc	3,957
5,043,210	*	ON Semiconductor Corp	40,749
1,366,000		Opto Technology Corp	512
129,000		Orise Technology Co Ltd	263
495,000		Parade Technologies Ltd	3,899
86,183	*	PDF Solutions, Inc	1,588
85,814	*,e	Peregrine Semiconductor Corp	936
97,424	*	Pericom Semiconductor Corp	694
140,247		Phison Electronics Corp	1,148
245,530	*	Photronics, Inc	1,979
132,613		Pixart Imaging, Inc	267
151,792	*	PLX Technology, Inc	723
1,002,164	*	PMC - Sierra, Inc	6,364
111,637		Power Integrations, Inc	4,528
3,152,025		Powertech Technology, Inc	5,882
4,901	*,e	QuickLogic Corp	11
480,160		Radiant Opto-Electronics Corp	1,566
371,810	*	Rambus, Inc	3,194
1,165,691		Realtek Semiconductor Corp	2,745
1,719,000		Regent Manner International Ltd	327
2,163,385	*,e	Renewable Energy Corp AS	795
2,787,190	*	RF Micro Devices, Inc	14,911
250,861		Richtek Technology Corp	1,107
181,378		Rohm Co Ltd	7,366
70,655	*,e	Rubicon Technology, Inc	566
125,796	*	Rudolph Technologies, Inc	1,409
231,629		Samsung Electronics Co Ltd	270,733
30,862		Samsung Electronics Co Ltd (Preference)	23,800
236,000		Sanken Electric Co Ltd	1,109
25,890,000	*,e	Semiconductor Manufacturing International	1,902
221,589	*	Semtech Corp	7,762
47,001		Seoul Semiconductor Co Ltd	1,379
183,000		Shindengen Electric Manufacturing Co Ltd	884
125,321	e	Shinko Electric Industries	1,472
131,766	*	Sigma Designs, Inc	665
30,680	*,e	Signetics Corp	79
754,000		Sigurd Microelectronics Corp	609
158,190	*	Silex Systems Ltd	318
336,063	*	Silicon Image, Inc	1,966
1,350,000	*	Silicon Integrated Systems Corp	465
75,720	*	Silicon Laboratories, Inc	3,136
33,655	e	Silicon Works Co Ltd	638
3,277,631		Siliconware Precision Industries Co	4,126
134,963	e	Simm Tech Co Ltd	1,044
669,300		Sino-American Silicon Products, Inc	850
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
153,000		Sitronix Technology Corp	$198
337,935	*	Skyworks Solutions, Inc	7,397
45,562		SMA Solar Technology AG.	1,354
132,958	*,e	SOITEC	393
3,106,665	*	Solargiga Energy Holdings Ltd	157
284,450	*	Solartech Energy Corp	177
401,000		Sonix Technology Co Ltd	572
191,305	*	Spansion, Inc	2,395
951,564	e	STMicroelectronics NV	8,552
13,356	*,e	STR Holdings, Inc	30
37,592	e	STS Semiconductor & Telecommunications	164
185,161	*	Sumco Corp	2,028
1,647,476	*	SunEdison, Inc	13,460
1,407,000	*	Sunplus Technology Co Ltd	484
235,407	*,e	SunPower Corp	4,873
41,035		Supertex, Inc	981
25,119	*	Suss Microtec AG.	257
1,034,100	*	SVI PCL	115
48,038,560		Taiwan Semiconductor Manufacturing Co Ltd	173,904
887,969		Taiwan Surface Mounting Technology Co Ltd	1,296
1,323,239	*,e	Teradyne, Inc	23,249
266,347		Tessera Technologies, Inc	5,540
2,607,003		Texas Instruments, Inc	90,906
30,661	*,e	Theragen Etex Co Ltd	201
192,341		Tokyo Electron Ltd	9,725
43,300		Tokyo Seimitsu Co Ltd	962
540,860		Topco Scientific Co Ltd	955
8,696	*,e	Toptec Co Ltd	119
1	*	Tower Semiconductor Ltd	0	^
224,708		Transcend Information, Inc	693
655,756	*	Triquint Semiconductor, Inc	4,544
1,746,000	*,m	Trony Solar Holdings Co Ltd.	71
39,000		Ubright Optronics Corp	145
76,850		UKC Holdings Corp	1,282
89,028	*	Ultra Clean Holdings	539
161,116	*	Ultratech, Inc	5,916
43,000	e	Ulvac, Inc	340
1,325,000		Unisem M BHD	397
13,870,822		United Microelectronics Corp	6,638
408,029	*	Unity Opto Technology Co Ltd	354
801,000		Vanguard International Semiconductor Corp	900
155,568	*,e	Veeco Instruments, Inc	5,510
655,500	*	Via Technologies, Inc	386
321,425		Visual Photonics Epitaxy Co Ltd	355
195,023	*	Volterra Semiconductor Corp	2,754
298,833		Wafer Works Corp	140
429,000	*	Walton Advanced Engineering, Inc	158
754,737		Win Semiconductors Corp	802
3,587,000	*	Winbond Electronics Corp	1,003
1,891,783		Xilinx, Inc	74,934
100,329		Youngtek Electronics Corp	222
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,378,678
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
SOFTWARE & SERVICES - 7.2%
223,538	*	Accelrys, Inc	$1,878
3,060,389		Accenture plc	220,226
404	*	Access Co Ltd	294
131,921	*	ACI Worldwide, Inc	6,132
217,798	*,e	Active Network, Inc	1,649
885,677		Activision Blizzard, Inc	12,630
6,394	*,e	Actoz Soft Co Ltd	289
186,932	*	Actuate Corp	1,241
286,439	*	Acxiom Corp	6,496
2,040,756	*	Adobe Systems, Inc	92,977
129,575	*	Advent Software, Inc	4,543
9,267	e	Ahnlab, Inc	414
706,835	*	Akamai Technologies, Inc	30,076
604,862	*,e	Alliance Data Systems Corp	109,498
287,347		Alpha Systems, Inc	3,236
61,453	e	Alten	2,093
135,479	*,e	Altran Technologies S.A.	938
662,643		Amadeus IT Holding S.A.	21,208
560,598		Amdocs Ltd	20,793
89,852		American Software, Inc (Class A)	781
154,309	*,e	Angie’s List, Inc	4,097
556,422		Anite plc	1,150
223,868	*	Ansys, Inc	16,365
347,427		AOL, Inc	12,674
206,387		Argo Graphics, Inc	3,163
1,100,000		ASG Group Ltd	336
600,731	*	Aspen Technology, Inc	17,295
112,028		Asseco Poland S.A.	1,433
636,502		Atos Origin S.A.	47,304
675,833	*	Autodesk, Inc	22,938
1,379,979		Automatic Data Processing, Inc	95,025
462,674		Aveva Group plc	15,861
187,962	*,e	AVG Technologies NV	3,656
11,840		Axway Software S.A.	276
31,764		Babylon Ltd	183
188,933	*,e	Bankrate, Inc	2,713
174,008	*,e	Bazaarvoice, Inc	1,639
34,539		Bechtle AG.	1,583
17,800	e	Bit-isle, Inc	178
155,042		Blackbaud, Inc	5,050
37,081	*,e	Blackhawk Network Holdings, Inc	860
388,457	*,e	Blinkx plc	643
222,166	*	Blucora, Inc	4,119
366,336	*	BMC Software, Inc	16,536
155,071	e	Booz Allen Hamilton Holding Co	2,695
126,434	*	Bottomline Technologies, Inc	3,197
92,220	*,e	Brightcove, Inc	808
293,325	e	Broadridge Financial Solutions, Inc	7,797
93,893	*,e	BroadSoft, Inc	2,591
1,227,364		CA, Inc	35,139
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
98,030	*,e	CACI International, Inc (Class A)	$6,224
659,682	*	Cadence Design Systems, Inc	9,552
119,117	*,e	Callidus Software, Inc	785
430,370		Cap Gemini S.A.	20,900
52,086	e	Capcom Co Ltd	840
40,171	*,e	Carbonite, Inc	498
221,652	*	Cardtronics, Inc	6,118
470,618		carsales.com.au Ltd	4,046
35,670	e	Cass Information Systems, Inc	1,644
5,875		Cegid Group	107
435,098	*	CGI Group, Inc	12,742
43,937	*	ChannelAdvisor Corp	691
1,420,000	*,e	Chinasoft International Ltd	384
25,000		Chinese Gamer International Corp	44
284,585	*	Ciber, Inc	950
441,342	*	Citrix Systems, Inc	26,626
55,620	*,m	Clinical Data, Inc	53
2,657		CMC Ltd	58
715,410	*	Cognizant Technology Solutions Corp (Class A)	44,792
10,200	*,e	COLOPL, Inc	428
6,994	*,e	Com2uSCorp	203
210,219	*	Commvault Systems, Inc	15,953
671,544		Companhia Brasileira de Meios de Pagamento	16,854
170,017		Computacenter plc	1,159
954,700		Computer Sciences Corp	41,787
53,428		Computer Task Group, Inc	1,227
517,903		Computershare Ltd	4,856
1,832,577		Compuware Corp	18,967
142,908	*	comScore, Inc	3,486
74,904	*	Comverse, Inc	2,229
108,517	*,e	Concur Technologies, Inc	8,831
329,564	*,e	Constant Contact, Inc	5,296
33,333		Constellation Software, Inc	4,596
422,444		Convergys Corp	7,363
143,416	*	Cornerstone OnDemand, Inc	6,208
97,804	*	CoStar Group, Inc	12,624
1,035,869	e	CSE Global Ltd	692
168,242	*	CSG Systems International, Inc	3,651
104,674	*,e	CUROCOM Co Ltd	156
23,101	*	Cyan, Inc	241
155,252		Cyberlink Corp	515
15,785	*,e	Danal Co Ltd	120
38,050	e	Daou Technology, Inc	545
56,819		Dassault Systemes S.A.	6,945
17,205	e	Daum Communications	1,186
150,146	*	DealerTrack Holdings, Inc	5,320
147,930	*,e	Demand Media, Inc	888
52,576	*,e	Demandware, Inc	2,230
53,389	e	Dena Co Ltd	1,045
133,981	*,e	Dice Holdings, Inc	1,234
218	e	Digital Garage, Inc	689
145,868	*	Digital River, Inc	2,738

152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
75,169	*	Diligent Board Member Services	$395
28,154		DMRC Corp	585
241,452		DST Systems, Inc	15,774
45,700		DTS Corp	665
11,080	e	DuzonBIzon Co Ltd	118
192	e	Dwango Co Ltd	950
47,726	*,e	E2open, Inc	835
708,986		Earthlink, Inc	4,403
6,354,371	*	eBay, Inc	328,648
12,147		Ebix, Inc	112
98,102		Econocom Group	695
58,710	*	eGain Corp	565
856,420	*	Electronic Arts, Inc	19,672
245,267	*	Ellie Mae, Inc	5,661
179,628		Ementor ASA	1,816
5,436		Engineering Ingegneria Informatica S.p.A.	210
75,445	*	Envestnet, Inc	1,856
49,355		EOH Holdings Ltd	265
100,974	*	EPAM Systems, Inc	2,744
126,796		EPIQ Systems, Inc	1,708
15,268		ePlus, Inc	914
147,806	*,e	Equinix, Inc	27,303
200,936	*	Euronet Worldwide, Inc	6,402
188,153	*	EVERTEC, Inc	4,134
174,249	*	ExactTarget, Inc	5,876
149,451	*	ExlService Holdings, Inc	4,418
12,200	*	F@N Communications, Inc	332
3,117,396	*	Facebook, Inc	77,498
106,089	e	Factset Research Systems, Inc	10,815
166,793		Fair Isaac Corp	7,644
6,866	*,e	FalconStor Software, Inc	9
930,937		Fidelity National Information Services, Inc	39,881
56,179	e	Fidessa Group plc	1,648
38,596		Financial Technologies India Ltd	506
1,189,300	*	First American Corp	27,556
349,374	*	Fiserv, Inc	30,539
596,925	*	FleetCor Technologies, Inc	48,530
54,916	*,e	FleetMatics Group plc	1,825
43,645		Forrester Research, Inc	1,601
536,059	*	Fortinet, Inc	9,381
206,552	e	F-Secure Oyj	569
46,400		FUJI SOFT, Inc	972
14,000		Future Architect, Inc	70
13,393	*,e	GameHi Co Ltd	85
163,139	*,e	GameLoft	1,142
4,843	*,e	Gamevil, Inc	311
221,113	*	Gartner, Inc	12,601
351,522		Genpact Ltd	6,763
388,889		Geodesic Information Systems Ltd	36
141,205	*,m	Gerber Scientific, Inc	0	^
88,931	e	GFI Informatique	434
443,420	*	Global Cash Access, Inc	2,776
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
98,504	*	Global Eagle Entertainment, Inc	$991
402,022		Global Payments, Inc	18,622
179,422	*,e	Glu Mobile, Inc	395
76,800		GMO internet, Inc	738
10,200		GMO Payment Gateway, Inc	217
6,167	e	Golfzon Co Ltd	323
1,236,906	*	Google, Inc (Class A)	1,088,935
17,000		Gourmet Navigator, Inc	172
350,000	*,e	Gravity Co Ltd (ADR)	392
390,278	*,e	Gree, Inc	3,463
30,513		Groupe Steria SCA	422
51,904	*,e	Guidance Software, Inc	454
174,684	*	Guidewire Software, Inc	7,345
4,902	*,e	GungHo Online Entertainment Inc	5,356
14,999		Haansoft, Inc	222
94,938		Hackett Group, Inc	493
31,308		HCL Infosystems Ltd	18
256,717		HCL Technologies Ltd	3,342
163,196	e	Heartland Payment Systems, Inc	6,079
314,545		Hexaware Technologies Ltd	458
106,467	*,e	Higher One Holdings, Inc	1,239
116,044		HIQ International AB	585
428,552		IAC/InterActiveCorp	20,382
115,202	*,e	iGate Corp	1,892
69,545	*	Imperva, Inc	3,132
225,350	*	Indian Infotech & Software Ltd.	100
117,989	e	Indra Sistemas S.A.	1,524
37,452		Industrial & Financial Systems	606
507,093		Ines Corp	3,332
254,668	*	Infoblox, Inc	7,452
258,160	*	Informatica Corp	9,030
202,400		Information Development Co	1,048
39,800		Information Services International-Dentsu Ltd	451
574,438		Infosys Technologies Ltd	23,977
22,205	*	Infraware, Inc	295
5,319		Init Innovation In Traffic Sys	166
2,446	*,e	Innodata Isogen, Inc	8
1,208,615	*	Innovation Group plc	515
52,826	*	Interactive Intelligence, Inc	2,726
225,604	*	Internap Network Services Corp	1,866
3,605,701		International Business Machines Corp	689,085
91,000		International Games System Co Ltd	239
29,300		Internet Initiative Japan, Inc	1,130
1,744,294		Intuit, Inc	106,454
2,568	*,e	Ipass, Inc	5
129,570	e	Iress Market Technology Ltd	887
192,186		IT Holdings Corp	2,550
55,211		Itochu Techno-Science Corp	2,285
156,440	e	j2 Global, Inc	6,650
206,143		Jack Henry & Associates, Inc	9,715
7,374	e	JCEntertainment Corp	113
130,537	*,e	Jive Software, Inc	2,372
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,799	*,e	Joymax Co Ltd	$180
27,200	*	Justsystems Corp	109
130,700	e	Kakaku.com, Inc	3,991
58,170		Keynote Systems, Inc	1,149
11,067	e	Kginicis Co Ltd	169
2,704,000	*,e	Kingdee International Software Group Co Ltd	499
904,000		Kingsoft Corp Ltd	1,487
116,476	*	Knot, Inc	1,305
116,231	*	Kofax plc	601
93,417		Konami Corp	1,983
34,112	*	KT Hitel Co Ltd	307
307,670		Lender Processing Services, Inc	9,953
235,953	*,e	Limelight Networks, Inc	531
381,973	*	LinkedIn Corp	68,106
206,900		Linx S.A.	3,338
212,180	*	Lionbridge Technologies	615
84,633	*,e	Liquidity Services, Inc	2,934
273,656	*	Liveperson, Inc	2,451
7,000	*,e	Livesense, Inc	359
108,724	*	LogMeIn, Inc	2,659
49,697		MacDonald Dettwiler & Associates Ltd	3,298
146,400	e	Macromill, Inc	867
57,559	*,e	magicJack VocalTec Ltd	817
106,614	*	Manhattan Associates, Inc	8,226
94,504	e	Mantech International Corp (Class A)	2,468
96,691		Marchex, Inc (Class B)	582
29,978	*	Marin Software, Inc	307
78,852	*,e	Market Leader, Inc	844
22,798	*	Marketo, Inc	567
596,173		Mastercard, Inc (Class A)	342,501
66,035		Matrix IT Ltd	330
2,326	*,e	Mattersight Corp	6
164,210		MAXIMUS, Inc	12,230
427,362		Mentor Graphics Corp	8,355
12,569	e	Mercadolibre, Inc	1,354
329,138		Micro Focus International plc	3,547
170,124	*,e	Micros Systems, Inc	7,341
32,459,130		Microsoft Corp	1,120,814
125,281	*	MicroStrategy, Inc (Class A)	10,894
116,968	*,e	Millennial Media, Inc	1,019
7,400		MindTree Ltd	104
72,138	*	Mitek Systems, Inc	417
12,200		Mitsubishi Research Institute, Inc	255
6,100	e	Mixi Inc	82
25,478	*	Model N, Inc	595
161,296	*	ModusLink Global Solutions, Inc	513
84,927	*	MoneyGram International, Inc	1,924
703,868		Moneysupermarket.com Group plc	2,047
14,113,897	*	Monitise plc	7,406
139,713		Monotype Imaging Holdings, Inc	3,550
471,327	*,e	Monster Worldwide, Inc	2,314
138,299	*	Move, Inc	1,773
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,090		NCsoft	$2,409
16,600		NEC Fielding Ltd	203
91,000		NEC Networks & System Integration Corp	2,073
12,684		Nemetschek AG.	816
15,903	*,e	Neowiz Games Corp	210
1,447	*	Net Element International, Inc	7
33,617		Net Entertainment NE AB	473
111,400		NET One Systems Co Ltd	859
268,500	e	NetDragon Websoft, Inc	670
34,989		Netease.com (ADR)	2,210
189,641	*	Netscout Systems, Inc	4,426
148,209	*	NetSuite, Inc	13,597
668,843	*	NeuStar, Inc (Class A)	32,559
1,395,200	*	Nexon Co Ltd	15,410
93,637		NHN Corp	23,773
253,268		NIC, Inc	4,187
52,215		Nice Systems Ltd	1,920
43		NIFTY Corp	50
146,200	e	Nihon Unisys Ltd	1,096
17,491		NIIT Technologies Ltd	80
137,484		Nintendo Co Ltd	16,187
46,100		Nippon System Development Co Ltd	475
190,802		Nomura Research Institute Ltd	6,197
17,400		NS Solutions Corp	326
2,139		NTT Data Corp	7,619
522,190	*,e	Nuance Communications, Inc	9,598
6,300		OBIC Business Consultants Ltd	348
8,640		Obic Co Ltd	2,260
103,721		Open Text Corp	7,091
110,775	*,e	OpenTable, Inc	7,084
104,600	e	Opera Software ASA	809
20,424,868		Oracle Corp	627,452
16,891		Oracle Corp Japan	700
75,121		Otsuka Corp	8,378
717,700		Pacific Online	315
275,895	*,e	Pandora Media, Inc	5,076
759,100		Paychex, Inc	27,722
65,832		PC Home Online	343
275,000		PCA Corp	2,985
128,789	e	Pegasystems, Inc	4,265
131,243	*	Perficient, Inc	1,751
191,805	*	Planet Payment, Inc	529
204,102		Playtech Ltd	1,866
97,000		Polaris Software Lab Ltd	186
96,454	e	POSDATA Co Ltd	671
109,130	*	PRG-Schultz International, Inc	599
209,230	*	Progress Software Corp	4,814
92,817	*	Proofpoint, Inc	2,249
78,367	*	PROS Holdings, Inc	2,347
25,139		PSI AG. Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	489
529,099	*	PTC, Inc	12,979
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
27,250	e	QAD, Inc (Class A)	$313
643,412	*	QLIK Technologies, Inc	18,189
59,776	*	Qualys, Inc	964
8,846,855	*	Quindell Portfolio plc	1,547
127,156	*	QuinStreet, Inc	1,097
589,049	*	Rackspace Hosting, Inc	22,319
45,233	*,e	Rally Software Development Corp	1,123
86,381	e	RealNetworks, Inc	653
154,962	*,e	RealPage, Inc	2,842
971,116	*	Red Hat, Inc	46,439
27,663	*	Reis, Inc	511
15,034		Reply S.p.A.	647
158,694	*	Responsys, Inc	2,271
90,891		Rolta India Ltd	95
40,982	*	Rosetta Stone, Inc	604
546,069	*	Rovi Corp	12,472
1,162,014		Sage Group plc	6,006
1,323,857	e	SAIC, Inc	18,441
2,314,549	*	Salesforce.com, Inc	88,369
578,100		Samart Corp PCL	424
1,295,534		SAP AG.	94,604
57,596	e	Sapiens International Corp NV	331
474,261		Sapient Corp	6,194
1,187,818	*	Satyam Computer Services Ltd	2,442
20,016		SBSi Co Ltd	225
108,396	*	Sciquest, Inc	2,715
98,337		SDL plc	431
129,718	*	Seachange International, Inc	1,519
180,541	*,e	ServiceNow, Inc	7,292
214,086	*,e	ServiceSource International LLC	1,995
347,630		Shanghai Baosight Software Co Ltd	462
35,454	*,e	Shutterstock, Inc	1,978
18,609	*	Silver Spring Networks, Inc	464
99,540		SimCorp A.S.	2,959
289		Simplex Technology, Inc	131
126,800	*	Sina Corp	7,067
28,825		SK C&C Co Ltd	2,509
14,948	*,e	SK Communications Co Ltd	77
87,475		SMS Management & Technology Ltd	363
87,429		Software AG.	2,613
108,540		Soft-World International Corp	187
314,293	*	SolarWinds, Inc	12,198
163,133		Solera Holdings, Inc	9,078
986,667		Sonda S.A.	2,867
9,506		Sopra Group S.A.	693
106,141	*	Sourcefire, Inc	5,896
55,782	*,e	Spark Networks, Inc	471
357,821	*	Splunk, Inc	16,589
50,195	*,e	SPS Commerce, Inc	2,761
276,922	e	Square Enix Co Ltd	3,338
203,011	*	SS&C Technologies Holdings, Inc	6,679
46,287	*	Stamps.com, Inc	1,823
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
84,270		Sumisho Computer Systems Corp	$1,621
640,000		SUNeVision Holdings Ltd	191
204,774	*	SupportSoft, Inc	936
162,199	*	SYKES Enterprises, Inc	2,556
3,792,080		Symantec Corp	85,208
1,337	*,e	Synacor, Inc	4
98,044	*	Synchronoss Technologies, Inc	3,027
799,578	*	Synopsys, Inc	28,585
79,846		Syntel, Inc	5,020
19,800		Systena Corp	148
356,000		Systex Corp	438
147,646	*	TA Indigo Holding Corp	1,072
46,873	*	Tableau Software, Inc	2,598
771,079	*	Take-Two Interactive Software, Inc	11,543
104,276	*,e	Tangoe, Inc	1,609
907,220		Tata Consultancy Services Ltd	23,138
50,733	*	TechTarget, Inc	227
199,775		Tecmo Koei Holdings Co Ltd	1,787
1,098,968		Telecity Group plc	16,935
135,784	*	TeleCommunication Systems, Inc (Class A)	316
95,409	*	TeleNav, Inc	499
91,135	*	TeleTech Holdings, Inc	2,135
86,549	e	Temenos Group AG.	2,109
1,775,000		Tencent Holdings Ltd	69,309
781,445	*	Teradata Corp	39,252
3,275	e	Tessi S.A.	354
392,521	*	TIBCO Software, Inc	8,400
146,785		Tietoenator Oyj	2,791
781,282	*	TiVo, Inc	8,633
373,522		Total System Services, Inc	9,144
140,800		Totvus S.A.	2,208
45,457	*	Trans Cosmos, Inc/Japan	687
1,379,999		Travelsky Technology Ltd	874
62,211	*	Travelzoo, Inc	1,696
98,351	*	Trend Micro, Inc	3,127
139,445	*,e	Trulia, Inc	4,335
148,522	*	Tyler Technologies, Inc	10,181
109,424	*	Ubisoft Entertainment	1,433
96,586	*	Ultimate Software Group, Inc	11,329
255,947	*	Unisys Corp	5,649
56,967		Unit 4 Agresso NV	1,846
83,720		United Internet AG.	2,360
375,286		United Online, Inc	2,845
338,291	*,e	Unwired Planet, Inc	660
622,187		UXC Ltd	588
413,539	*	Valueclick, Inc	10,206
385,101	*	Vantiv, Inc	10,629
131,577	*	Vasco Data Security International	1,093
227,455	*	VeriFone Systems, Inc	3,823
248,840	*	Verint Systems, Inc	8,826
992,704	*	VeriSign, Inc	44,334
141,368	*,e	VirnetX Holding Corp	2,826
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
83,662	*	Virtusa Corp	$1,854
2,275,134		Visa, Inc (Class A)	415,781
377,054	*,e	VistaPrint Ltd	18,615
797,180	*,e	VMware, Inc (Class A)	53,403
76,052	*,e	Vocus, Inc	800
252,668	*	Vringo, Inc	801
186,374	*	WebMD Health Corp (Class A)	5,474
140,199	*	Website Pros, Inc	3,589
17,589	*,e	Webzen, Inc	130
11,460		WeMade Entertainment Co Ltd	536
1,908,508		Western Union Co	32,655
744,326		Wipro Ltd	4,370
173,471	e	Wirecard AG.	4,720
222,383	*,e	Workday, Inc	14,253
286,066		Xchanging plc	550
65,784	*	Xero Ltd	823
1,674		XING AG.	113
23,000	*	X-Legend Entertainment Co Ltd	134
22,939	*,e	Xoom Corp	526
59,007		Yahoo! Japan Corp	29,056
5,627,227	*	Yahoo!, Inc	141,300
422,579	*	Yandex NV	11,676
133,207	*,e	Yelp, Inc	4,632
68,762	*,e	Zillow, Inc	3,871
209,874	*	Zix Corp	888
702,574	*,e	Zynga, Inc	1,953
		TOTAL SOFTWARE & SERVICES	8,101,239

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
169,521	*,e	3D Systems Corp	7,442
55,933	*,e	3S Korea Co Ltd	300
795,000	e	AAC Technologies Holdings, Inc	4,460
1,519,292		Accton Technology Corp	940
2,724,974	*	Acer, Inc	1,937
78,320		Acme Electronics Corp	88
252,370		Adlink Technology, Inc	331
241,231	e	Adtran, Inc	5,937
52,403	*	ADVA AG. Optical Networking	264
332,675		Advantech Co Ltd	1,578
68,871	*	Agilysys, Inc	778
49,300		Ai Holdings Corp	434
7,837,260	*,e	Alcatel S.A.	14,273
13,815,553	*	Alcatel-Lucent (ADR)	25,144
26,535		Alliance Fiber Optic Products, Inc	531
688,000		Alpha Networks, Inc	443
211,100	*	Alps Electric Co Ltd	1,575
652,908		Amphenol Corp (Class A)	50,888
41,643	*	Anaren, Inc	955
108,368		Anixter International, Inc	8,215
234,200		Anritsu Corp	2,775
4,080,662		Apple, Inc	1,616,269
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
459,266		Arcadyan Technology Corp	$669
76,218		Arima Communications Corp	30
489,100	*	ARRIS Group, Inc	7,019
513,782	*	Arrow Electronics, Inc	20,474
531,700	*,e	Aruba Networks, Inc	8,167
51,317		Ascom Holding AG.	637
108,464		Asia Vital Components Co Ltd	52
162,000		ASROCK, Inc	558
790,961		Asustek Computer, Inc	6,766
118,000		Aten International Co Ltd	213
9,676,153	*	AU Optronics Corp	3,436
61,561	*	Audience, Inc	813
30,967		Austria Technologie & Systemtechnik AG.	259
235,000		AV Tech Corp	735
2,601,741		Avermedia Technologies	1,149
126,170	*	Avid Technology, Inc	742
35,100	*	Avigilon Corp	540
494,949	*	Avnet, Inc	16,630
90,607		AVX Corp	1,065
82,638	*	AX Holding Corp	652
49,708	e	Axis Communications AB	1,229
48,680	e	Badger Meter, Inc	2,169
37,389		Barco NV	3,021
47,546		Bel Fuse, Inc (Class B)	639
273,134	*	Benchmark Electronics, Inc	5,490
2,581,000	*	Benq Corp	578
74,351		Black Box Corp	1,883
11,590	*,e	Bookham, Inc	14
2,732,000		Broad Intelligence International Pharmaceutical Holdings Ltd	663
630,286	*	Brocade Communications Systems, Inc	3,630
482,066		Brother Industries Ltd	5,409
103,024	*,e	Bull S.A.	326
1,975,000		BYD Electronic International Co Ltd	1,047
168,698	*	CalAmp Corp	2,463
7,820,300		CalComp Electronics Thailand PCL	688
246,843	*	Calix Networks, Inc	2,493
26,100	*	Canon Electronics, Inc	477
2,041,583	e	Canon, Inc	66,909
372,000		Career Technology Co Ltd	347
2,553,853		Catcher Technology Co Ltd	13,203
266,000		Catic Shenzhen Holdings Ltd	102
383,585	*	Celestica, Inc	3,614
248,522		Chang Wah Electromaterials, Inc	825
165,263	*	Checkpoint Systems, Inc	2,345
400,402		Cheng Uei Precision Industry Co Ltd	786
1,775,665		Chicony Electronics Co Ltd	4,615
1,201,108		Chimei Materials Technology Corp	1,319
3,714,000	e	China Aerospace International Holdings Ltd	418
1,434,000	e	China All Access Holdings Ltd	463
2,325,000	*	China ITS Holdings Co Ltd	520
3,472,000		China Wireless Technologies Ltd	1,306
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,559,000		Chin-Poon Industrial Co	$2,284
533,840		Chroma ATE, Inc	903
2,546,824	*,e	Ciena Corp	49,459
29,854,310		Cisco Systems, Inc	725,758
451,079		Citizen Watch Co Ltd	2,516
513,073		Clevo Co	867
2,783,000	*	CMC Magnetics Corp	505
216,600	*	CMK Corp	686
206,918		Cognex Corp	9,357
94,944		Coherent, Inc	5,229
1,280,299	e	Comba Telecom Systems Holdings Ltd	405
1,228,000	*	Compal Communications, Inc	1,592
4,508,648		Compal Electronics, Inc	2,521
778,000		Compeq Manufacturing Co	340
69,338		Comtech Telecommunications Corp	1,864
2,221,000		Coretronic Corp	1,806
4,138,610		Corning, Inc	58,892
161,000		Coxon Precise Industrial Co Ltd	354
229,264	*	Cray, Inc	4,503
16,824	*,e	CrucialTec Co Ltd	255
140,133		CTS Corp	1,911
45,000		CyberPower Systems, Inc	85
315,000		CyberTAN Technology, Inc	259
150,380		Daeduck Electronics Co	1,245
74,040		Daeduck GDS Co Ltd	1,306
7,800	e	Dai-ichi Seiko Co Ltd	103
1,053,000		Daiwabo Co Ltd	1,642
146,379		Daktronics, Inc	1,502
295,000		Darfon Electronics Corp	227
84,144	*	Datalink Corp	895
8,795		Datalogic S.p.A.	75
309,143		DataTec Ltd	1,723
1,931,369		Dell, Inc	25,784
1,690,500		Delta Electronics Thai PCL	2,175
4,212,064		Delta Electronics, Inc	19,129
82,000		Denki Kogyo Co Ltd	435
73,077		Dialight plc	1,248
79,622		Diebold, Inc	2,682
98,807	*	Digi International, Inc	926
2,351,000	e	Digital China Holdings Ltd	2,795
9,261		Digital Multimedia Technologies S.p.A.	329
230,089		Diploma plc	1,961
744,000		D-Link Corp	454
78,476	e	Dolby Laboratories, Inc (Class A)	2,625
147,215		Domino Printing Sciences	1,397
63,970	*	DTS, Inc	1,316
320,900		Eastern Communications Co Ltd	146
3,746	*,e	Echelon Corp	8
80,024	*	EchoStar Corp (Class A)	3,130
41,671		Eizo Nanao Corp	897
72,194		Electro Rent Corp	1,212
90,050		Electro Scientific Industries, Inc	969
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
608,966		Electrocomponents plc	$2,258
237,028	*	Electronics for Imaging, Inc	6,706
798,938		Elite Material Co Ltd	700
2,142,000		Elitegroup Computer Systems Co Ltd	845
452,824		Ellies Holdings Ltd	345
8,202,617		EMC Corp	193,746
10,493	*,e	EM-Tech Co Ltd	151
360,238	*	Emulex Corp	2,349
10,200		Enplas Corp	754
168,900		Entire Technology Co Ltd	175
3,666,995		Ericsson (LM) (B Shares)	41,583
32,407		Esprinet S.p.A.	137
444,970		Everlight Electronics Co Ltd	726
29,359		EVS Broadcast Equipment S.A.	2,035
31,663	*,e	Exfo Electro Optical Engineering, Inc	141
381,535	*	Extreme Networks, Inc	1,316
1,228,612	*	F5 Networks, Inc	84,528
111,055	*	Fabrinet	1,555
81,552	*	FARO Technologies, Inc	2,758
131,544		FEI Co	9,601
2,634,000	*,e	FIH Mobile Ltd	1,440
375,643	*,e	Finisar Corp	6,367
161,810		Firich Enterprises Co Ltd	287
11,221	*,e	Flexcom Inc	135
1,561,913		FLEXium Interconnect, Inc	5,306
212,434		Flir Systems, Inc	5,729
199,397		Flytech Technology Co Ltd	623
920,978		Foxconn Technology Co Ltd	2,217
1,935,582		Fuji Folms Holdings Corp	42,570
4,452,046		Fujitsu Ltd	18,418
288,187	*,e	Fusion-io, Inc	4,104
247,153		G Tech Optoelectronics Corp	439
129,580	e	Gemalto NV	11,733
1,210,913		Gemtek Technology Corp	1,280
61,139		GeoVision, Inc	275
319,000		Getac Technology Corp	161
17,000	*	Giantplus Technology Co Ltd	6
1,667,000		Gigabyte Technology Co Ltd	1,551
228,986		Gigastorage Corp	155
547,613		Global Brands Manufacture Ltd	186
19,200		Global Display Co Ltd	335
90,654	*	Globecomm Systems, Inc	1,146
532,000		Great Wall Technology Co Ltd	100
116,766	*	GSI Group, Inc	939
12,900		Hakuto Co Ltd	119
852,191		Halma plc	6,525
19,434		Hamamatsu Photonics KK	702
102,838		Hannstar Board Corp	46
3,693,000	*	HannStar Display Corp	1,568
463,586	*,e	Harmonic, Inc	2,944
222,809		Harris Corp	10,973
260,974	*,e	Harris Stratex Networks, Inc (Class A)	684
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,100,149		Hewlett-Packard Co	$200,884
382,565		Hexagon AB (B Shares)	10,226
4,659,304		High Tech Computer Corp	36,915
9,100		Hioki EE Corp	133
524,000		Hi-P International Ltd	305
35,566		Hirose Electric Co Ltd	4,684
26,090		Hitachi High-Technologies Corp	629
244,000		Hitachi Kokusai Electric, Inc	2,926
16,626,407		Hitachi Ltd	106,534
743,000		Holystone Enterprise Co Ltd	734
12,137,394		Hon Hai Precision Industry Co, Ltd	29,664
52,095		Horiba Ltd	1,900
82,900		Hosiden Corp	464
409,920	*	Hoya Corp	8,431
78,090		Humax Co Ltd	830
89,531	*	Hutchinson Technology, Inc	423
195,633	*	Ibiden Co Ltd	3,045
155,000	*	Ichia Technologies, Inc	78
10,700		Icom, Inc	260
193,600		ICP Electronics, Inc	220
27,360	e	Iljin Materials Co Ltd	245
126,382	*	Imation Corp	535
123,171	*,e	Immersion Corp	1,632
4,509		Inficon Holding AG.	1,337
396,258	*,e	Infinera Corp	4,228
404,000		Infortrend Technology, Inc	201
50,775	e	Ingenico	3,379
476,783	*	Ingram Micro, Inc (Class A)	9,054
7,719,439	*	InnoLux Display Corp	3,812
203,086	*	Insight Enterprises, Inc	3,603
4,345,000		Inspur International Ltd	176
9,123		Intelligent Digital Integrated Securities Co Ltd	187
150,781	e	InterDigital, Inc	6,732
7,059	e	Interflex Co Ltd	245
275,803	*	Intermec, Inc	2,711
5,177	*,e	Intevac, Inc	29
9,822		INTOPS Co Ltd	217
289,364	*,e	InvenSense, Inc	4,450
5,112,523		Inventec Co Ltd	2,832
57,480	e	IPG Photonics Corp	3,491
164,930		IsuPetasys Co Ltd	858
47,300		ITC Networks Corp	423
802,357		ITEQ Corp	893
180,806	*	Itron, Inc	7,672
37,422		Ituran Location and Control Ltd	623
191,698	*	Ixia	3,527
300,963		Jabil Circuit, Inc	6,134
11,610		Jahwa Electronics Co Ltd	225
138,493		Japan Aviation Electronics Industry Ltd	1,342
18,900		Japan Cash Machine Co Ltd	205
22,000		Japan Digital Laboratory Co Ltd	224
296,535	*	Japan Radio Co Ltd	948
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,537,600		JCY International BHD	$325
4,905,563	*	JDS Uniphase Corp	70,542
107,132		Jenoptik AG.	1,322
62,700		Jentech Precision Industrial Co Ltd	126
153,528	*	Jess-Link Products Co Ltd	127
2,996,000	e	Ju Teng International Holdings Ltd	1,396
2,814,990	*	Juniper Networks, Inc	54,357
33,700		Kaga Electronics Co Ltd	266
33,300		Kanematsu Electronics Ltd	430
7,429		Kapsch TrafficCom AG.	358
167,940	*,e	Kemet Corp	690
23,704		Keyence Corp	7,552
13,359	*	KH Vatec Co Ltd	317
1,210,200		Kingboard Chemical Holdings Ltd	2,485
1,907,500	e	Kingboard Laminates Holdings Ltd	752
1,931,000		Kinpo Electronics	557
46,000	*	KMC Kuei Meng International In	185
11,443	*,e	KMW Co Ltd	232
72,200		Koa Corp	622
10,243		KONA I Co Ltd	337
714,350		Konica Minolta Holdings, Inc	5,377
13,862	*	Korea Circuit Co Ltd	192
46,641		Kudelski S.A.	580
55,726	*	KVH Industries, Inc	742
161,948	*	Kyocera Corp	16,478
344,367		Laird Group plc	928
197,862		Largan Precision Co Ltd	6,278
565		LEM Holding S.A.	364
12,871,900	e	Lenovo Group Ltd	11,586
157,530	e	Lexmark International, Inc (Class A)	4,816
11,500	*	LG Innotek Co Ltd	910
267,072	*	LG.Philips LCD Co Ltd	6,372
4,942,361		Lite-On Technology Corp	8,639
109,029		Littelfuse, Inc	8,135
539,008		Logitech International S.A.	3,715
69,000		Lotes Co Ltd	169
344,975		Lumax International Corp Ltd	755
10,900		Macnica, Inc	248
145,000		Marubun Corp	652
8,600		Maruwa Co Ltd	289
96,710	*,e	Maxwell Technologies, Inc	691
52,111	*	Measurement Specialties, Inc	2,425
12,100	e	Melco Holdings, Inc	162
124,705	*	Mercury Computer Systems, Inc	1,150
10,882		Mesa Laboratories, Inc	589
137,929		Methode Electronics, Inc	2,346
2,653,000		Micro-Star International Co Ltd	1,385
211,000		MIN AIK Technology Co Ltd	582
1,731,000		Mitac International	617
1,000		Mitsui Knowledge Industry Co Ltd	143
244,500		Mitsumi Electric Co Ltd	1,700
252,341	e	Molex, Inc	7,404
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
571,641		Motorola, Inc	$33,001
53,654		MTS Systems Corp	3,037
38,082	*	Multi-Fineline Electronix, Inc	564
273,308		Murata Manufacturing Co Ltd	20,789
357,850		Nan Ya Printed Circuit Board Corp	465
458,000		Nanjing Panda Electronics	172
145,829		National Instruments Corp	4,074
409,234	*	NCR Corp	13,501
1,960,382		NEC Corp	4,293
78,996	*,e	Neonode, Inc	470
43,607	e	Neopost S.A.	2,887
2,861,823	*	NetApp, Inc	108,120
158,636	*	Netgear, Inc	4,845
76,000		Newmax Technology Co Ltd	301
161,755	*	Newport Corp	2,253
68,026		Nichicon Corp	651
24,200		Nidec Copal Electronics Corp	108
19,400		Nihon Dempa Kogyo Co Ltd	182
19,800		Nippon Ceramic Co Ltd	260
161,000	*	Nippon Chemi-Con Corp	613
679,019		Nippon Electric Glass Co Ltd	3,305
53,000		Nohmi Bosai Ltd	451
2,931,477	e	Nokia Oyj	10,928
60,674		Nolato AB (B Shares)	1,048
37,027		Nortel Networks Netas Telekomunikasyon AS	173
55,063	*	Numerex Corp	614
3,925	*,e	OCZ Technology Group, Inc	6
1,076,984	*	Oki Electric Industry Co Ltd	2,084
852,253		Omron Corp	25,408
1,240,000		O-Net Communications Group	231
78,837	*	Oplink Communications, Inc	1,369
17,052	*,e	OPTRON-TEC Inc	193
34,000		Osaki Electric Co Ltd	192
94,946	*	OSI Systems, Inc	6,116
65,147		Oxford Instruments plc	1,198
796,730		Pace plc	2,931
48,758	*,e	Palo Alto Networks, Inc	2,056
806,990	*	Pan-International Industrial	623
84,661		Park Electrochemical Corp	2,033
283,593	*,e	Parkervision, Inc	1,290
8,171	*	Parrot S.A.	227
57,412	e	Partron Co Ltd	930
188,000	*	PAX Global Technology Ltd	43
47,258		PC Connection, Inc	730
76,846		PC-Tel, Inc	652
6,252,317		Pegatron Technology Corp	10,268
255,258		Pinnacle Technology Holdings Ltd	617
166,179		Plantronics, Inc	7,299
193,640	*	Plexus Corp	5,788
272,246	*	Polycom, Inc	2,869
21,100		Positivo Informatica S.A.	37
206,000	*	Power Quotient International Co Ltd	142
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
264,767	*	Power-One, Inc	$1,673
878,270		Premier Farnell plc	2,698
239,000		Primax Electronics Ltd	202
1,062,100		Prime View International Co Ltd	607
84,331	*,e	Procera Networks, Inc	1,158
6,913,000	*	PT Agis Tbk	278
1,594,500		PT Erajaya Swasembada Tbk	489
502,549	*	QLogic Corp	4,804
7,286,680		Qualcomm, Inc	445,070
2,864,632		Quanta Computer, Inc	6,162
356,000		Quanta Storage, Inc	357
858,407	*,e	Quantum Corp	1,176
112,371	*,e	Rackable Systems, Inc	1,504
96,419	*	Radisys Corp	464
136,511	*,e	RealD, Inc	1,897
37,087		Redington India Ltd	45
79,510		Renishaw plc	1,867
196,000	*,e	Research In Motion Ltd (Canada)	2,065
57,298		Richardson Electronics Ltd	673
796,799		Ricoh Co Ltd	9,442
46,400		Riso Kagaku Corp	1,020
3,588,000	*	Ritek Corp	675
384,551	*	Riverbed Technology, Inc	5,984
115,157	*	Rofin-Sinar Technologies, Inc	2,872
63,965	*	Rogers Corp	3,027
11,200	e	Roland DG Corp	274
166,842	*,e	Ruckus Wireless, Inc	2,137
100,100		Ryosan Co Ltd	1,760
32,700		Ryoyo Electro Corp	267
26,440		Sam Young Electronics Co Ltd	202
68,687		Samsung Electro-Mechanics Co Ltd	5,214
39,344		Samsung SDI Co Ltd	4,670
868,555	*	SanDisk Corp	53,069
158,413	*	Sandvine Corp	316
370,288	*	Sanmina Corp	5,314
80,600		Sanshin Electronics Co Ltd	487
6,022	*,e	Sapphire Technology Co Ltd	206
129,604	*	Scansource, Inc	4,147
390,881		Seagate Technology, Inc	17,523
220,671	e	Seiko Epson Corp	3,014
155,000		Senao International Co Ltd	506
956,000		Sercomm Corp	1,253
12,421		SFA Engineering Corp	621
308,800		Shanghai Potevio Co Ltd	169
370,300	*	Shenzhen SEG Co Ltd	125
133,100	*	Shijiazhuang Baoshi Electronic Glass Co Ltd	138
116,876		Shimadzu Corp	941
53,500		Shinko Shoji Co Ltd	456
262,658	*,e	ShoreTel, Inc	1,059
66,146	*	Sierra Wireless, Inc	845
56,380	e	Siix Corp	673
319,212		Simplo Technology Co Ltd	1,376
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
611,000		Sinbon Electronics Co Ltd	$554
6,498		Sindoh Co Ltd	382
1,089,000	*	Sintek Photronic Corp	391
325,000		Sirtec International Co Ltd	534
16,802		S-MAC Co Ltd/Korea	174
160,000		SMK Corp	448
875,254	*	Sonus Networks, Inc	2,635
175,895		Spectris plc	5,102
837,437		Spirent Communications plc	1,792
47,600		Star Micronics Co Ltd	514
139,042	*,e	STEC, Inc	934
127,346	*,e	Stratasys Ltd	10,664
238,000		Sunrex Technology Corp	103
129,371	*	Super Micro Computer, Inc	1,376
14,356	e	Suprema, Inc	305
656,686	*	SVA Electron Co Ltd	246
169,352	*	Symmetricom, Inc	760
151,643	*	Synaptics, Inc	5,847
199,000		Syncmold Enterprise Corp	342
107,264	*	SYNNEX Corp	4,535
1,396,323		Synnex Technology International Corp	1,814
203,972		Taiflex Scientific Co Ltd	272
1,103,891		Taiwan PCB Techvest Co Ltd	1,368
216,503		Taiyo Yuden Co Ltd	3,293
1,031,000		TCL Communication Technology Holdings Ltd	461
98,376		TDK Corp	3,390
59,791	*	Tech Data Corp	2,816
1,354,000	*	Tech Pro Technology Development Ltd	514
1,448,120		Tellabs, Inc	2,867
22,242		Tessco Technologies, Inc	587
444,618		Test Research, Inc	625
49,403		TKH Group NV	1,270
107,000	*,e	Toko, Inc	318
185,625		Tong Hsing Electronic Industries Ltd	884
7,860,000		Tongda Group Holdings Ltd	464
81,200	e	Topcon Corp	823
12,166,371		Toshiba Corp	58,320
326,000		Toshiba TEC Corp	1,755
33,800		Toyo Corp/Chuo-ku	420
504,888		TPK Holding Co Ltd	8,032
3,278,000		Tpv Technology Ltd	740
616,059	*	Trimble Navigation Ltd	16,024
484,232		Tripod Technology Corp	1,039
6,598,566	e	Truly International Holdings	3,252
379,076		TT electronics plc	882
214,747	*	TTM Technologies, Inc	1,804
512,039		TXC Corp	696
62,201		Ubiquiti Networks, Inc	1,091
16,568		U-Blox AG.	1,069
211,200		Uchi Technologies BHD	85
11,326	e	Uju Electronics Co Ltd	243
4,739,256		Unimicron Technology Corp	4,514
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
32,310	*	Uni-Pixel, Inc	$475
468,937		Unitech Printed Circuit Board Corp	182
134,498	*,e	Universal Display Corp	3,781
333,795		Venture Corp Ltd	1,911
134,745	*,e	Viasat, Inc	9,629
11,567	*,e	Viasystems Group, Inc	133
1,428,268	*,e	Vishay Intertechnology, Inc	19,839
54,857	*	Vishay Precision Group, Inc	831
59,186		Vivotek, Inc	250
1,183,200		VST Holdings Ltd	224
253,600	e	Vtech Holdings Ltd	3,857
1,188,000		Wacom Co Ltd	13,132
2,215,767		Wah Lee Industrial Corp	3,058
476,769	*	Walsin Technology Corp	119
1,582,000		Wasion Group Holdings Ltd	975
574,350		Weikeng Industrial Co Ltd	406
164,656	*	Westell Technologies, Inc	394
1,127,678	e	Western Digital Corp	70,018
142,800	e	Wi-Lan, Inc	659
87,211		Wincor Nixdorf AG.	4,717
2,517,462	*	Wintek Corp	1,097
2,274,370		Wistron Corp	2,293
649,301		Wistron NeWeb Corp	952
2,962,183		WPG Holdings Co Ltd	3,484
659,679		WT Microelectronics Co Ltd	759
6,310,307		Xerox Corp	57,234
15,750	*,m	Ya Hsin Industrial Co Ltd	0	^
2,213,000	*	Yageo Corp	748
76,793		Yamatake Corp	1,647
214,203		Yaskawa Electric Corp	2,600
169,185		Yokogawa Electric Corp	2,023
141,000		Young Fast Optoelectronics Co Ltd	235
80,193	*	Zebra Technologies Corp (Class A)	3,484
254,100		Zhen Ding Technology Holding Ltd	577
229,000		Zinwell Corp	186
771,647	e	ZTE Corp	1,229
73,092	*	Zygo Corp	1,156
657,000		Zyxel Communications	290
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,367,527

TELECOMMUNICATION SERVICES - 2.7%
342,455	*,e	8x8, Inc	2,822
2,262,700		Advanced Info Service PCL	20,456
153,146	e	AFK Sistema (GDR)	3,023
69,685		Allied Technologies Ltd	322
214,711		Amcon Telecommunications Ltd	389
59,635,030	e	America Movil S.A. de C.V. (Series L)	65,032
19,215,015		AT&T, Inc	680,212
31,524		Atlantic Tele-Network, Inc	1,565
550,833	*,e	Avanti Communications Group plc	2,203
3,908,000	*,e	Axtel SAB de CV	1,351
374,937	e	BCE, Inc	15,373
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
293,553	e	Belgacom S.A.	$6,573
139,989	e	Bell Aliant Regional Communications Income Fund	3,762
3,271,493		Bezeq Israeli Telecommunication Corp Ltd	4,350
2,498,856		Bharti Airtel Ltd	12,226
69,723	*,e	Boingo Wireless, Inc	433
14,548,243		BT Group plc	68,300
3,196,242		Cable & Wireless plc	1,990
134,240	*	Cbeyond Communications, Inc	1,052
62,941		Cellcom Israel Ltd	580
1,273,342	e	CenturyTel, Inc	45,013
3,707,021		China Communications Services Corp Ltd	2,325
9,850,290		China Mobile Hong Kong Ltd	102,018
18,840,389		China Telecom Corp Ltd	8,986
8,316,401	e	China Unicom Ltd	10,944
497,167	e	Chorus Ltd	919
4,565,637		Chunghwa Telecom Co Ltd	15,277
800,034	*	Cincinnati Bell, Inc	2,448
1,815,000	e	Citic 1616 Holdings Ltd	543
3,282,000	*	Citic 21CN Co Ltd	170
1,056,428	*,e	Clearwire Corp (Class A)	5,261
159,537		Cogent Communications Group, Inc	4,491
559,538	*	Colt Telecom Group S.A.	851
161,758	e	Consolidated Communications Holdings, Inc	2,816
1,572,579	*	Crown Castle International Corp	113,839
2,556,058		Deutsche Telekom AG.	29,779
4,050,500		Digi.Com BHD	6,092
190,267		Drillisch AG.	3,177
51,392		Elisa Oyj (Series A)	1,003
282,687		Empresa Nacional de Telecomunicaciones S.A.	4,728
73,376	*,e	Fairpoint Communications, Inc	613
2,929,019		Far EasTone Telecommunications Co Ltd	7,850
1,612,222		France Telecom S.A.	15,267
232,373		Freenet AG.	5,067
1,532,522	e	Frontier Communications Corp	6,207
107,426	*	General Communication, Inc (Class A)	841
33,645		Globe Telecom, Inc	1,253
32,477	*,e	Hawaiian Telcom Holdco, Inc	817
218,947	*	Hellenic Telecommunications Organization S.A.	1,712
45,379		HickoryTech Corp	482
1,885,959		HKT Trust and HKT Ltd	1,803
3,922,651		Hutchison Telecommunications Hong Kong Holdings Ltd	2,068
1,505,160	*	Idea Cellular Ltd	3,582
124,070	e	IDT Corp (Class B)	2,319
350,566		iiNET Ltd	1,989
26,136	e	Iliad S.A.	5,647
177,322	*,e	inContact, Inc	1,458
377,684		Inmarsat plc	3,868
777,000	*	Innopac Holdings Ltd	68
201,476		Inteliquent, Inc	1,158
101,980	*	Intelsat S.A.	2,040
260,558	*,e	Iridium Communications, Inc	2,022
3,535,500		Jasmine International PCL	888
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
156,700		Jaymart PCL	$107
528,595	*	Jazztel plc	4,109
1,145,291		Kcom Group plc	1,415
276,500		KDDI Corp	14,398
181,952		KT Corp	5,689
214,183	*,e	Leap Wireless International, Inc	1,441
29,374	*	Let’s GOWEX SA	210
887,646	*,e	Level 3 Communications, Inc	18,712
276,286		LG Telecom Ltd	2,891
51,901		Lumos Networks Corp	888
167,728		M2 Telecommunications Group Ltd	895
869,417		Magyar Telekom	1,305
76,874	e	Manitoba Telecom Services, Inc	2,605
108,615		Maroc Telecom	1,261
3,646,300		Maxis BHD	7,926
46,750	*	MegaFon OAO (ADR)	1,464
39,133		Millicom International Cellular S.A.	2,818
834,152		Mobile TeleSystems (ADR)	15,799
470,809		MobileOne Ltd	1,114
35,495		Mobistar S.A.	738
2,768,985		MTN Group Ltd	51,501
780,341	*	Netia S.A.	977
160,920	*	NEXTDC Ltd	390
872,711	*,e	NII Holdings, Inc (Class B)	5,821
923,811		Nippon Telegraph & Telephone Corp	48,150
104,955		NTELOS Holdings Corp	1,728
13,974		NTT DoCoMo, Inc	21,739
96		Oi S.A.	0	^
1,729,490		Oi S.A.(Pref)	3,038
3,259,682	*	Orascom Telecom Holding SAE	1,757
4,830,036		Orascom Telecom Media And Technology Holding SAE	268
151,910	*	Orbcomm, Inc	682
108,076		Partner Communications	679
8,436,161		PCCW Ltd	3,937
54,182		Philippine Long Distance Telephone Co	3,680
425,584	e	Portugal Telecom SGPS S.A.	1,656
189,428	*	Premiere Global Services, Inc	2,286
60,607		Primus Telecommunications Group, Inc	724
3,056,100		PT Excelcomindo Pratama	1,483
1,345,276		PT Indosat Tbk	710
18,265,221		PT Telekomunikasi Indonesia Tbk (Series B)	20,341
109,837		QSC AG.	397
644,184		Reliance Communication Ventures Ltd	1,280
681,228	e	Rogers Communications, Inc (Class B)	26,687
293,231	e	Rostelecom (ADR)	4,694
1,622,039		Royal KPN NV	3,365
150,000		Samart Telcoms PCL	108
763,139	*	SBA Communications Corp (Class A)	56,564
98,677	e	Shenandoah Telecom Co	1,646
7,497,773	e	Singapore Telecommunications Ltd	22,207
185,866	*	SK Broadband Co Ltd	825
58,708		SK Telecom Co Ltd	10,797
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,129,239	e	SmarTone Telecommunications Holding Ltd	$1,866
1,516,632		Softbank Corp	88,283
205,680		Sonaecom - SGPS S.A.	417
6,566,389	*	Sprint Nextel Corp	46,096
618,924	e	StarHub Ltd	2,035
34,355		Swisscom AG.	15,040
3,205,643		Taiwan Mobile Co Ltd	12,629
1,187,586		TalkTalk Telecom Group plc	4,061
924,890	*	Tata Teleservices Maharashtra Ltd	98
4,385,397		TDC AS	35,542
291,684		Tele2 AB	3,424
5,229,280		Telecom Corp of New Zealand Ltd	9,106
434,272		Telecom Egypt	715
5,535,498		Telecom Italia RSP	3,086
5,763,020		Telecom Italia S.p.A.	4,017
599,117		Telefonica Brasil S.A.	13,532
808,225		Telefonica Deutschland Holding AG.	5,847
146,346		Telefonica O2 Czech Republic AS	2,014
3,977,272	*	Telefonica S.A.	51,169
33,026		Telekom Austria AG.	209
1,230,300		Telekom Malaysia BHD	2,103
831,793		Telekomunikacja Polska S.A.	1,908
1,482,465		Telenor ASA	29,446
255,177		Telephone & Data Systems, Inc	6,290
4,421,914		TeliaSonera AB	28,816
258,352	*	Telkom S.A. Ltd	434
12,386,170		Telstra Corp Ltd	53,849
395,659		TELUS Corp	11,550
625,000		Thaicom PCL	660
1,091,608		Tim Participacoes S.A.	3,958
754,720		Time dotCom BHD	915
4,148,800		TM International BHD	8,689
660,999		T-Mobile US, Inc	16,399
170,000		Total Access Communication PCL (NVDR)	627
2,223,500	*	Tower Bersama Infrastructure	1,161
208,016	*,e	Towerstream Corp	530
609,002		TPG Telecom Ltd	1,956
5,882,700	*	True Corp PCL	1,261
587,638		Turk Telekomunikasyon AS	2,274
969,885	*	Turkcell Iletisim Hizmet AS	5,579
443,322	*	tw telecom inc (Class A)	12,475
40,932	e	US Cellular Corp	1,502
89,257		USA Mobility, Inc	1,211
12,353,025		Verizon Communications, Inc	621,851
747,433		Vivendi Universal S.A.	14,165
1,079,809	e	Vodacom Group Pty Ltd	11,459
60,434,452		Vodafone Group plc	173,185
734,327		Vodafone Group plc (ADR)	21,105
612,368	*	Vonage Holdings Corp	1,733
734,765	e	Windstream Corp	5,665
305,560		Ziggo NV	12,273
		TOTAL TELECOMMUNICATION SERVICES	3,061,830
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
TRANSPORTATION - 2.3%
605,504		Abertis Infraestructuras S.A. (Continuous)	$10,550
27,321		Aeroports de Paris	2,656
53,088	*,e	Air Berlin plc	134
9,133,900	e	Air China Ltd	6,539
108,863	*,e	Air France-KLM	977
1,323,354	e	Air New Zealand Ltd	1,517
209,959	*	Air Transport Services Group, Inc	1,388
4,178,500		AirAsia BHD	4,204
524,700		Airports of Thailand PCL	2,836
191,632	*	Alaska Air Group, Inc	9,965
566,352		All America Latina Logistica S.A.	2,401
1,481,324	e	All Nippon Airways Co Ltd	3,080
50,807		Allegiant Travel Co	5,385
21,597		Amerco, Inc	3,497
1,042,000	e	Anhui Expressway Co	496
1,099,380		Ansaldo STS S.p.A.	10,621
1,172		AP Moller - Maersk AS (Class A)	7,891
1,918		AP Moller - Maersk AS (Class B)	13,721
103,039	e	Arkansas Best Corp	2,365
178,100		Arteris S.A.	1,612
2,192,942		Asciano Group	10,030
165,040	*	Asiana Airlines	755
107,455	*	Atlas Air Worldwide Holdings, Inc	4,702
1,980,391	e	Auckland International Airport Ltd	4,555
89,748		Autostrada Torino-Milano S.p.A.	1,021
821,044		Autostrade S.p.A.	13,391
182,785	*	Avis Budget Group, Inc	5,255
989,200		Bangkok Expressway PCL	1,136
666,376		BBA Aviation plc	2,838
2,947,600	e	Beijing Capital International Airport Co Ltd	1,912
4,216,363	*	British Airways plc	16,910
1,042,128	*	Brockman Mining Ltd	69
741,686	e	Canadian National Railway Co	72,215
152,128	e	Canadian Pacific Railway Ltd	18,465
915,839		Canadian Pacific Railway Ltd (Toronto)	111,055
1,184,624		Cathay Pacific Airways Ltd	2,061
435,290		Cebu Air, Inc	670
79,396	*	Celadon Group, Inc	1,449
14,613		Celebi Hava Servisi	115
289,100		Central Japan Railway Co	35,236
642,174		CH Robinson Worldwide, Inc	36,161
2,466,737	*	China Airlines	924
1,436,630	e	China Merchants Holdings International Co Ltd	4,444
7,247,400	*,e	China Shipping Container Lines Co Ltd	1,878
74,300	e	China Shipping Development Co Ltd	32
8,380,700	e	China Southern Airlines Co Ltd	3,359
254,000		Chinese Maritime Transport Ltd	275
1,453,748		Cia de Concessoes Rodoviarias	11,532
69,200		Cia de Locacao das Americas	311
19,385		Clarkson plc	502
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,394,710		ComfortDelgro Corp Ltd	$4,879
12,985		Compagnie Maritime Belge S.A.	247
8,170,245	*	Compania SudAmericana de Vapores S.A.	541
410,008		Con-Way, Inc	15,974
225,270		Copa Holdings S.A. (Class A)	29,537
3,494,275	*,e	COSCO Holdings	1,523
3,455,927	e	COSCO Pacific Ltd	4,454
350,000		Costamare, Inc	6,031
3,783,540		CSX Corp	87,740
687,000		CWT Ltd	773
30,465		D/S Norden	1,033
173,000	*,e	Daiichi Chuo Kisen Kaisha	186
892,050		Dazhong Transportation Group Co Ltd	550
5,327,402	*	Delta Air Lines, Inc	99,676
1,134,761		Deutsche Lufthansa AG.	22,987
2,770,010		Deutsche Post AG.	68,746
4,711		Dfds AS	287
153,749		DSV AS	3,745
617,525		East Japan Railway Co	48,064
1,275,689		easyJet plc	25,145
58,878	*	Echo Global Logistics, Inc	1,148
236,834		EcoRodovias Infraestrutura e Logistica S.A.	1,662
1,630,272		Eva Airways Corp	927
294,000		Evergreen International Storage & Transport Corp	181
1,911,322	*	Evergreen Marine Corp Tawain Ltd	1,041
4,200		Exchange Income Corp	104
817,112		Expeditors International of Washington, Inc	31,058
1,840,025		FedEx Corp	181,390
2,130,816		Firstgroup plc	3,126
21,086		Flughafen Wien AG.	1,205
5,024		Flughafen Zuerich AG.	2,521
153,203		Forward Air Corp	5,865
32,833		Fraport AG. Frankfurt Airport Services Worldwide	1,984
299,193		Freightways Ltd	1,032
163,000	e	Fukuyama Transporting Co Ltd	945
6,917		Gateway Distriparks Ltd	13
1,780,554	*	Gemina S.p.A.	3,193
6,337	*,e	Genco Shipping & Trading Ltd	10
67,586	*,e	Genesee & Wyoming, Inc (Class A)	5,734
59,254		Globaltrans Investment plc (GDR)	814
16,910		GLOVIS Co Ltd	2,859
84,855		Go-Ahead Group plc	1,912
122,206	*	Gol Linhas Aereas Inteligentes S.A.	393
373,470	*,e	Golden Ocean Group Ltd	403
970,517		Grindrod Ltd	2,062
430,271		Groupe Eurotunnel S.A.	3,272
92,100	*	Grupo Aeromexico SAB de C.V.	117
220,600	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	721
816,891		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	4,138
511,700	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	5,696
303,560		Guangdong Provincial Expressway Development Co Ltd	100
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,214,000	e	GZI Transportation Ltd	$612
132,000		Hainan Meilan International Airport Co Ltd	128
29,577		Hamburger Hafen und Logistik AG.	633
119,890	*,e	Hanjin Shipping Co Ltd	746
23,330	e	Hanjin Transportation Co Ltd	460
1,157,000		Hankyu Hanshin Holdings, Inc	6,585
205,201	*,e	Hawaiian Holdings, Inc	1,254
256,395		Heartland Express, Inc	3,556
5,789,928	*	Hertz Global Holdings, Inc	143,590
52,200		Hitachi Transport System Ltd	857
1,139,827		Hopewell Highway Infrastructure Ltd	549
198,858	*	Hub Group, Inc (Class A)	7,242
4,853,040		Hutchison Port Holdings Trust	3,554
39,231	*,e	Hyundai Merchant Marine Co Ltd	491
130,357	e	Iino Kaiun Kaisha Ltd	706
2,557,147	*	International Consolidated Airlines	10,267
2,299,580		International Container Term Services, Inc	4,609
23,142		International Shipholding Corp	540
34,490		Irish Continental Group plc	997
664,582		J.B. Hunt Transport Services, Inc	48,009
202,700		Japan Airlines Co Ltd	10,435
43,155		Japan Airport Terminal Co Ltd	683
106,137	*	Jet Airways India Ltd	797
936,748	*,e	JetBlue Airways Corp	5,902
3,803,800	e	Jiangsu Express	3,923
166,000		Jinzhou Port Co Ltd	62
99,500		Julio Simoes Logistica S.A.	648
495,587		Kamigumi Co Ltd	3,989
875,655		Kansas City Southern Industries, Inc	92,784
3,027,400	*	Kawasaki Kisen Kaisha Ltd	6,154
402,963		Keihin Electric Express Railway Co Ltd	3,459
124,104		Keio Corp	853
213,128		Keisei Electric Railway Co Ltd	1,997
1,274,487	e	Kintetsu Corp	5,595
16,400		Kintetsu World Express, Inc	656
125,648	*	Kirby Corp	9,994
208,337		Knight Transportation, Inc	3,504
54,766		Koninklijke Vopak NV	3,232
117,904	*	Korean Air Lines Co Ltd	3,160
44,899		Kuehne & Nagel International AG.	4,926
356,939		Lan Airlines S.A.	6,057
245,661		Landstar System, Inc	12,652
393,700	*	LLX Logistica S.A.	175
175,972		Localiza Rent A Car	2,492
42,200	*	Log-in Logistica Intermodal S.A.	186
498,009		Macquarie Atlas Roads Group	884
123,299		Mainfreight Ltd	1,022
1,022,714		Malaysia Airports Holdings BHD	2,043
5,193,800	*	Malaysian Airline System BHD	500
246,800		Malaysian Bulk Carriers BHD	136
94,246		Marten Transport Ltd	1,477
68,000		Maruzen Showa Unyu Co Ltd	237
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
224,739		Matson, Inc	$5,618
259,513		Mermaid Marine Australia Ltd	832
3,265,700	*	MISC BHD	5,271
94,556		Mitsubishi Logistics Corp	1,319
688,358	*	Mitsui OSK Lines Ltd	2,675
123,610		Mitsui-Soko Co Ltd	613
946,108		MTR Corp	3,477
1,098,853		Mundra Port and Special Economic Zone Ltd	2,774
521,818		National Express Group plc	1,778
1,221,718	*,e	Neptune Orient Lines Ltd	1,016
2,334,134		Nippon Express Co Ltd	11,084
141,900		Nippon Konpo Unyu Soko Co Ltd	2,373
3,072,606		Nippon Yusen Kabushiki Kaisha	8,130
96,000		Nissin Corp	259
381,770		Norfolk Southern Corp	27,736
175,424		Northgate plc	902
53,693	*,e	Norwegian Air Shuttle AS	2,347
151,263		Odakyu Electric Railway Co Ltd	1,477
79,852		Oesterreichische Post AG.	3,108
2,411,800	*,e	OHL Mexico SAB de CV	5,819
169,319	*	Old Dominion Freight Line	7,047
159,722		Orient Overseas International Ltd	1,023
177,900	*,e	Pacer International, Inc	1,123
2,203,290		Pacific Basin Shipping Ltd	1,246
15,115	e	Panalpina Welttransport Holding AG.	1,630
31,197	*	Park-Ohio Holdings Corp	1,029
26,089	*	Patriot Transportation Holding, Inc	784
1,173,800		Pos Malaysia & Services Holdings BHD	1,743
550,600		Precious Shipping PCL	314
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
5,374,000		PT Cardig Aero Services Tbk	466
1,292,000		PT Citra Marga Nusaphala Persada Tbk	399
8,508,800	*	PT Express Transindo Utama Tbk	1,154
9,555,000	*	PT Garuda Indonesia Tbk	500
6,191,500		PT Jasa Marga Tbk	3,758
7,139,000	*	PT Trada Maritime Tbk	1,004
1,506,194	*	Qantas Airways Ltd	1,850
2,127,894		QR National Ltd	8,083
80,921	*	Quality Distribution, Inc	715
598,381		Qube Logistics Holdings Ltd	907
1,233	*,e	Rand Logistics, Inc	6
251,574	*	Republic Airways Holdings, Inc	2,850
458,000		Road King Infrastructure	423
65,311	*	Roadrunner Transportation Services Holdings, Inc	1,818
46,434		Ryanair Holdings plc	430
364,337		Ryanair Holdings plc (ADR)	18,774
152,119		Ryder System, Inc	9,247
498,000		Sagami Railway Co Ltd	1,799
86,195	*	Saia, Inc	2,583
96	*,m	SAir Group	0	^
427,000		Sankyu, Inc	1,609
192,900		Santos Brasil Participacoes S.A.	2,521
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
436,377	*,e	SAS AB	$831
27,060	e	Sebang Co Ltd	436
454,287		Seino Holdings Corp	3,987
238,000	e	Senko Co Ltd	1,219
499,600	m	Shandong Airlines Co Ltd	344
229,100		Shanghai Jinjiang International Investment Holdings Co	168
141,400		Shenzhen Chiwan Petroleum	227
259,100		Shenzhen Chiwan Wharf Holdings Ltd	393
876,000	e	Shenzhen Expressway Co Ltd	321
14,295,000	e	Shenzhen International Holdings	1,761
58,000	e	Shibusawa Warehouse Co Ltd	245
388,006		Shih Wei Navigation Co Ltd	266
118,000	*	Shinwa Kaiun Kaisha Ltd	169
1,871,097	e	Shun TAK Holdings Ltd	903
2,618,000	e	Sichuan Expressway Co Ltd	700
480,000		Sincere Navigation	423
718,305		Singapore Airlines Ltd	5,733
1,533,000		Singapore Airport Terminal Services Ltd	3,973
4,414,419	e	Singapore Post Ltd	4,519
4,174,000		Sinotrans Ltd	776
2,700,000	e	Sinotrans Shipping Ltd	645
2,468,000		SITC International Co Ltd	858
30,736		Sixt AG.	687
35,027		Sixt AG. (Preference)	700
183,068	*	Skymark Airlines, Inc	603
210,443		Skywest, Inc	2,849
979,000	e	SMRT Corp Ltd	1,107
11,065,075		Sociedad Matriz SAAM S.A.	1,165
83,883	e	Societa Iniziative Autostradali e Servizi S.p.A.	685
2,999,344		Southwest Airlines Co	38,662
1,443,346	*	SpiceJet Ltd	652
474,266	*	Spirit Airlines, Inc	15,067
1,027,571		Stagecoach Group plc	4,924
394,593	e	Stobart Group Ltd	548
36,375	e	Stolt-Nielsen S.A.	796
77,400	e	Student Transportation, Inc	474
94,590		STX Pan Ocean Co Ltd	116
164,767		Sumitomo Warehouse Co Ltd	941
629,175	*	Swift Transportation Co, Inc	10,407
575,702		Sydney Airport	1,776
516,000		T.Join Transportation Co	621
214,000		Taiwan Navigation Co Ltd	153
464,573		TAV Havalimanlari Holding AS	2,717
55,000		Tegma Gestao Logistica	611
2,314,000		Thai Airways International PCL	1,838
97,580		Thoresen Thai Agencies PCL	52
5,676,000		Tianjin Port Development Holdings Ltd	736
696,000	*,e	Tiger Airways Holdings Ltd	339
502,364		TNT Express NV	3,764
524,566		TNT NV	1,462
811,534		Tobu Railway Co Ltd	4,182
2,691,170		Tokyu Corp	17,621
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
607,812		Toll Holdings Ltd	$2,942
106,500		TPI-Triunfo Participacoes e Investimentos S.A.	524
208,000		Transasia Airways Corp	92
185,823	e	TransForce, Inc	3,631
1,164,460		Transurban Group	7,191
2,535,674		Turk Hava Yollari	9,852
1,618,836	*	UAL Corp	50,653
46,423	*	Ultrapetrol Bahamas Ltd	132
1,209,100		U-Ming Marine Transport Corp	1,892
2,487,017		Union Pacific Corp	383,697
2,398,644		United Parcel Service, Inc (Class B)	207,435
23,859	e	Universal Truckload Services, Inc	575
614,675	*,e	US Airways Group, Inc	10,093
735,884		UTI Worldwide, Inc	12,120
1,220,317	*	Virgin Australia Holdings Ltd	473
67,336	*,m	Virgin Australia Int Holdings	0	^
11,668		VTG AG.	207
292,057	*	Wan Hai Lines Ltd	150
173,051	e	Werner Enterprises, Inc	4,183
164,393	*,e	Wesco Aircraft Holdings, Inc	3,053
297,892		West Japan Railway Co	12,634
43,600	e	Westshore Terminals Investment Corp	1,191
75,774		Wilh. Wilhelmsen ASA	594
347,550		Wisdom Marine Lines Co Ltd	449
6,434,000		Xiamen International Port Co Ltd	746
69,353	*,e	XPO Logistics, Inc	1,255
155,057		Yamato Transport Co Ltd	3,266
1,377,415	*	Yang Ming Marine Transport	568
35,594	*	YRC Worldwide, Inc	1,023
20,400	e	Yusen Air & Sea Service Co Ltd	184
4,942,300		Zhejiang Expressway Co Ltd	4,023
		TOTAL TRANSPORTATION	2,604,259

UTILITIES - 3.1%
1,610,254	e	A2A S.p.A.	1,197
2,466,731		Aboitiz Power Corp	1,987
20,079	e	Acciona S.A.	1,059
681,350		ACEA S.p.A.	5,688
78,161	e	Actelios S.p.A.	84
2,838,924		AES Corp	34,039
3,514,843		AES Gener S.A.	2,289
135,044		AES Tiete S.A.	1,276
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
536,120		AGL Energy Ltd	7,094
180,790		AGL Resources, Inc	7,749
3,143,485		Aguas Andinas S.A.	2,222
42,810	*	Akenerji Elektrik Uretim AS	31
22,453		Alerion Industries S.p.A.	102
192,025	e	Algonquin Power & Utilities Corp	1,324
159,922		Allete, Inc	7,972
436,282		Alliant Energy Corp	21,997
459,318		Ameren Corp	15,819
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,361,861		American Electric Power Co, Inc	$60,984
111,332		American States Water Co	5,975
1,187,118		American Water Works Co, Inc	48,945
1,326,042		APA Group	7,267
452,901		Aqua America, Inc	14,171
34,134		Artesian Resources Corp	761
134,847		Ascopiave S.p.A.	237
148,590	e	Atco Ltd	6,130
712,625	e	Atlantic Power Corp	2,808
204,879	e	Atlantic Power Corp (Toronto)	803
363,939		Atmos Energy Corp	14,943
293,540		Avista Corp	7,931
999,923	*	Babcock & Brown Wind Partners	233
5,004,000	e	Beijing Enterprises Water Group Ltd	1,780
2,324,000	*	Binhai Investment Co Ltd	115
16,246		BKW S.A.	492
177,545		Black Hills Corp	8,655
30,295	*	Boralex, Inc	310
4,228	*,e	Cadiz, Inc	19
299,026		California Water Service Group	5,834
5,224,458	*	Calpine Corp	110,915
248,796		Canadian Utilities Ltd	8,732
88,300	e	Capital Power Corp	1,728
6,129,549		Centerpoint Energy, Inc	143,983
297,941		Centrais Eletricas Brasileiras S.A.	621
274,624		Centrais Eletricas Brasileiras S.A. (Preference)	1,074
16,900		Centrais Eletricas de Santa Catarina S.A.	159
7,285,695		Centrica plc	39,851
30,864		CESC Ltd	175
317,631		CEZ AS	7,614
44,803		Chesapeake Utilities Corp	2,307
661,344		Cheung Kong Infrastructure Holdings Ltd	4,407
2,154,000		China Datang Corp Renewable Power Co Ltd	459
3,109,400		China Gas Holdings Ltd	3,161
4,357,200		China Longyuan Power Group Corp	4,480
5,300,000	e	China Oil and Gas Group Ltd	1,067
11,030,000	e	China Power International Development Ltd	4,125
8,540,000	*,e	China Power New Energy Development Co Ltd	471
2,757,300		China Resources Gas Group Ltd	7,092
2,639,899		China Resources Power Holdings Co	6,308
2,302,000		China Water Affairs Group Ltd	862
4,810,000		China WindPower Group Ltd	172
693,886		Chubu Electric Power Co, Inc	9,829
360,991	e	Chugoku Electric Power Co, Inc	5,660
643,119		Cia de Saneamento Basico do Estado de Sao Paulo	6,661
78,400		Cia de Saneamento de Minas Gerais-COPASA	1,265
97		Cia de Transmissao de Energia Electrica Paulista	1
797,723		Cia Energetica de Minas Gerais	7,118
427,071		Cia Energetica de Sao Paulo (Class B)	3,757
78,200		Cia Energetica do Ceara	1,405
329,419		Cia Paranaense de Energia	4,086
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
244,238		Cleco Corp	$11,340
2,070,883		CLP Holdings Ltd	16,741
1,158,412		CMS Energy Corp	31,474
15,988,287		Colbun S.A.	4,194
39,665		Connecticut Water Service, Inc	1,138
595,565		Consolidated Edison, Inc	34,727
62,416		Consolidated Water Co, Inc	713
2,491,034	e	Contact Energy Ltd	9,858
290,340		CPFL Energia S.A.	2,695
10,418,800	e	Datang International Power Generation Co Ltd	4,191
29,180		Delta Natural Gas Co, Inc	620
1,744,900		Dominion Resources, Inc	99,145
2,178,226		Drax Group plc	19,330
734,483		DTE Energy Co	49,218
2,062,274	e	DUET Group	3,783
3,495,058		Duke Energy Corp	235,916
390,282	*	Dynegy, Inc	8,801
4,802,916		E.ON AG.	78,713
6,799		E1 Corp	431
1,268,567		Edison International	61,094
337,301		EDP - Energias do Brasil S.A.	1,713
164,547		El Paso Electric Co	5,810
109,541		Electric Power Development Co	3,425
1,238,072		Electricite de France	28,731
113,274		Eletropaulo Metropolitana de Sao Paulo S.A.	320
35,417		Elia System Operator S.A.	1,483
198,917	e	Empire District Electric Co	4,438
615,226		Empresa Electrica del Norte Grande S.A.	1,039
4,516,421		Empresa Nacional de Electricidad S.A.	6,679
434,680		Enagas	10,744
648,674		Endesa S.A.	13,853
226,611		Enea S.A.	902
1,480,131		Enel Green Power S.p.A	3,072
3,134,311	e	Enel S.p.A.	9,835
389,947	e	Energias de Portugal S.A.	1,258
1,024,060	*,e	Energy World Corp Ltd	365
46,038,006		Enersis S.A.	15,120
1,910,653		Entergy Corp	133,134
2,009,221		Envestra Ltd	1,828
732,000	e	Epure International Ltd	329
398,547		Equatorial Energia S.A.	3,304
41,535	e	EVN AG.	522
4,207,518		Exelon Corp	129,928
686,063	*	Federal Grid Co Unified Energy System JSC (ADR)	1,227
2,298,200	*	First Gen Corp	902
493,930		First Philippine Holdings Corp	834
1,161,211		FirstEnergy Corp	43,360
247,849	e	Fortis, Inc	7,586
1,613,931		Fortum Oyj	30,234
458,170		GAIL India Ltd	2,408
470,400		Gas Malaysia BHD	484
846,492	e	Gas Natural SDG S.A.	17,055
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,359,297		Gaz de France	$65,892
56,640	e	Genie Energy Ltd	518
568,100		Glow Energy PCL	1,310
139,345		Great Plains Energy, Inc	3,141
140,000		Great Taipei Gas Co Ltd	102
3,914,700	e	Guangdong Investments Ltd	3,392
2,050		Gujarat Gas Co Ltd	7
194,239		Gujarat State Petronet Ltd	188
2,353,042	*	GVK Power & Infrastructure Ltd	288
96,829	e	Hawaiian Electric Industries, Inc	2,451
1,227,355		Hera S.p.A.	2,322
134,071	*	Hokkaido Electric Power Co, Inc	1,830
288,273		Hokuriku Electric Power Co	4,523
5,924,276		Hong Kong & China Gas Ltd	14,456
2,803,319		Hong Kong Electric Holdings Ltd	24,131
1,137,130	*	Huadian Energy Co Ltd	350
2,300,000	*	Huadian Fuxin Energy Corp Ltd	653
1,700,000		Huadian Power International Co	691
8,924,300	e	Huaneng Power International, Inc	8,821
1,980,000	e	Huaneng Renewables Corp Ltd	712
681,000	e	Hyflux Ltd	670
6,604,479		Iberdrola S.A.	34,902
203,003		Idacorp, Inc	9,695
115,000	*	IDGC Holding JSC (GDR)	920
71,572	*	Indiabulls Infrastructure and Power Ltd	4
30,672		Indraprastha Gas Ltd	138
236,064	*,e	Infraestructura Energetica ,NV SAB de C.V.	850
1,523,125	e	Infratil Ltd	2,620
111,323		Innergex Renewable Energy, Inc	930
77,508		Integrys Energy Group, Inc	4,537
408,771		Interconexion Electrica S.A.	1,610
976,665		Inversiones Aguas Metropolitanas S.A.	1,907
2,048,734	e	Iride S.p.A.	2,283
604,000		Isagen S.A. ESP	809
156,671		ITC Holdings Corp	14,304
340,925	e	Just Energy Income Fund	2,026
1,830,271	*	Kansai Electric Power Co, Inc	25,053
10,413	e	Korea District Heating Corp	821
333,770	*	Korea Electric Power Corp	7,677
84,431		Korea Gas Corp	3,884
3,902		KyungDong City Gas Co Ltd	290
390,399	*	Kyushu Electric Power Co, Inc	5,884
133,528		Laclede Group, Inc	6,097
102,400		Light S.A.	714
154,871	e	Macquarie Power & Infrastructure Income Fund	558
7		Manila Electric Co	0	^
1,713,200		Manila Water Co, Inc	1,284
662,879		MDU Resources Group, Inc	17,175
100,629		MGE Energy, Inc	5,510
66,774		Middlesex Water Co	1,330
171,200	*	MPX Energia S.A.	579
193,811		National Fuel Gas Co	11,231
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,382,301		National Grid plc	$95,019
171,758		New Jersey Resources Corp	7,133
1,805,781		NextEra Energy, Inc	147,135
884,161		NiSource, Inc	25,322
1,296,634		Northeast Utilities	54,485
98,359	e	Northland Power Income Fund	1,583
109,978		Northwest Natural Gas Co	4,672
154,173		NorthWestern Corp	6,152
2,170,686		NRG Energy, Inc	57,957
1,646,124		NTPC Ltd	3,975
512,501		NV Energy, Inc	12,023
52,682		Oest Elektrizitatswirts AG. (Class A)	999
923,698		OGE Energy Corp	62,996
113,900		Okinawa Electric Power Co, Inc	4,303
257,981		Oneok, Inc	10,657
73,576	e	Ormat Technologies, Inc	1,731
4,135,806		Osaka Gas Co Ltd	17,463
146,530		Otter Tail Corp	4,161
537,776		Pennon Group plc	5,270
238,086		Pepco Holdings, Inc	4,800
791,000		Petronas Gas BHD	5,229
1,414,096		PG&E Corp	64,667
310,003		Piedmont Natural Gas Co, Inc	10,460
640,613		Pinnacle West Capital Corp	35,535
321,116		PNM Resources, Inc	7,126
9,584,050		PNOC Energy Development Corp	1,281
964,469		Polska Grupa Energetyczna S.A.	4,468
304,476		Portland General Electric Co	9,314
1,825,058		Power Grid Corp of India Ltd	3,410
1,213,465		PPL Corp	36,719
43,054,800		PT Perusahaan Gas Negara	24,890
435,227		PTC India Ltd	359
235,772	*	Public Power Corp	2,120
1,038,995		Public Service Enterprise Group, Inc	33,934
1,216,200	*	Puncak Niaga Holding BHD	734
81,006	*	Pure Cycle Corp	453
7,280		Pusan City Gas Co Ltd	174
576,677		Questar Corp	13,754
14,888	e	Red Electrica de Espana	819
157,984	e	Redes Energeticas Nacionais S.A.	453
534,645		Reliance Energy Ltd	3,126
792,701	*	Reliance Power Ltd	858
35,167		Rubis	2,164
1,253,947	e	RusHydro (ADR)	1,833
165,308		RWE AG.	5,270
551	e	RWE AG. (Preference)	17
8,162		Samchully Co Ltd	894
262,097		SCANA Corp	12,869
128,086		Scottish & Southern Energy plc	2,966
37,478	e	Sechilienne-Sidec	704
2,040,008		Sempra Energy	166,791
185,597		Severn Trent plc	4,700
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
131,678	*	Shikoku Electric Power Co, Inc	$2,378
59,000		Shizuoka Gas Co Ltd	420
62,157	e	SJW Corp	1,629
1,149,857		Snam Rete Gas S.p.A.	5,236
126,312		South Jersey Industries, Inc	7,252
1,478,400		Southern Co	65,242
190,080		Southwest Gas Corp	8,894
4,253,236		SP AusNet	4,563
3,158,534	e,g	Spark Infrastructure Group	5,009
323,100	*	SPCG PCL	239
217,872		Suez Environnement S.A.	2,816
374,134	e	Superior Plus Corp	4,379
1,085,450		Taiwan Cogeneration Corp	720
1,444,809		Tata Power Co Ltd	2,088
2,824,956		Tauron Polska Energia S.A.	3,658
219,292		TECO Energy, Inc	3,770
137,555		Telecom Plus plc	2,611
7,114,018		Tenaga Nasional BHD	18,667
50,201		Terna Energy S.A.	190
251,025	e	Terna Rete Elettrica Nazionale S.p.A.	1,043
3,045,800		Thai Tap Water Supply PCL	990
389,208	e	Toho Gas Co Ltd	2,013
369,398	*	Tohoku Electric Power Co, Inc	4,612
1,342,106	*	Tokyo Electric Power Co, Inc	6,928
6,953,285		Tokyo Gas Co Ltd	38,362
1,289,000	e	Towngas China Co Ltd	1,277
209,020		Tractebel Energia S.A.	3,248
367,724	e	TransAlta Corp	5,038
81,900		Transmissora Alianca de Energia Eletrica S.A.	784
502,145		UGI Corp	19,639
249,865		UIL Holdings Corp	9,557
791,949		United Utilities Group plc	8,240
55,588		Unitil Corp	1,605
263,795		UNS Energy Corp	11,800
53,562		Valener, Inc	816
202,377		Vectren Corp	6,846
260,713	e	Veolia Environnement	2,977
304,091		Westar Energy, Inc	9,719
206,622		WGL Holdings, Inc	8,930
688,432		Wisconsin Energy Corp	28,219
1,747,431		Xcel Energy, Inc	49,522
2,149,800		Xinao Gas Holdings Ltd	11,387
4,770		YESCO Co Ltd	150
48,590	e	York Water Co	925
5,902,182		YTL Corp BHD	3,092
3,901,908		YTL Power International BHD	1,972
1,453,400		Zhejiang Southeast Electric Power Co (Class B)	1,158
629,253	*	Zorlu Enerji Elektrik Uretim AS	397
		TOTAL UTILITIES	3,514,915
		TOTAL COMMON STOCKS	111,265,491
		(Cost $97,428,400)
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
PREFERRED STOCKS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	$1,529
		TOTAL DIVERSIFIED FINANCIALS	1,529
FOOD, BEVERAGE & TOBACCO - 0.0%
1,332,896	*	Ambev Cia De Bebidas Das	49,891
		TOTAL FOOD, BEVERAGE & TOBACCO	49,891
REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	20
		TOTAL REAL ESTATE	20
		TOTAL PREFERRED STOCKS	51,440
		(Cost $42,400)

RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
81,349		Federal-Mogul Corp	14
		TOTAL AUTOMOBILES & COMPONENTS	14

CAPITAL GOODS - 0.0%
14,625		Gamuda Berhad	9
574,212		KNM Group BHD	21
3,758,804		Polimex-Mostostal S.A.	0	^
		TOTAL CAPITAL GOODS	30

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
118,150	m	New World Development Co Ltd	0	^
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0	^

DIVERSIFIED FINANCIALS - 0.0%
86		ASX Ltd	0	^
1,035,000		Citigroup Global Markets Holdings	1,265
43,300		J Trust Co Ltd	22
		TOTAL DIVERSIFIED FINANCIALS	1,287

ENERGY - 0.0%
123,722		Etablissements Maurel et Prom CW14	28
45,556	e	Magnum Hunter Resources Corp	6
1,144,290		Repsol S.A.	637
		TOTAL ENERGY	671

FOOD & STAPLES RETAILING - 0.0%
305,642	m	First Pacific Co Ltd	8
		TOTAL FOOD & STAPLES RETAILING	8

FOOD, BEVERAGE & TOBACCO - 0.0%
15,075		Olam International Ltd	5
		TOTAL FOOD, BEVERAGE & TOBACCO	5

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
60,780		Hartalega Holdings BHD	46
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	46
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
MATERIALS - 0.0%
119,620		Acerinox S.A.			$61
1,558		Kinross Gold Corp			0	^
		TOTAL MATERIALS			61

REAL ESTATE - 0.0%
18,138		Africa Israel Investments Ltd			2
3,332,457	m	Bangkokland PCL			0	^
114,202		Cheuk Nang Holdings Ltd			21
4,761,352	m	GPT Group			0	^
59,525		IJM Land BHD - CW13			28
		TOTAL REAL ESTATE			51

RETAILING - 0.0%
9,711		Groupe Fnac			25
		TOTAL RETAILING			25

		TOTAL RIGHTS / WARRANTS			2,198
		(Cost $2,085)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 4.0%
GOVERNMENT AGENCY DEBT - 0.0%
$20,000,000		Federal Home Loan Bank (FHLB)	0.060%	08/09/13	19,999
		TOTAL GOVERNMENT AGENCY DEBT			19,999

TREASURY DEBT - 0.5%
5,000,000		United States Treasury Bill	0.065	07/05/13	5,000
4,000,000		United States Treasury Bill	0.093	07/11/13	4,000
50,200,000	d	United States Treasury Bill	0.050-0.090	07/18/13	50,199
22,400,000		United States Treasury Bill	0.075	07/25/13	22,399
16,000,000		United States Treasury Bill	0.074	08/08/13	15,999
68,700,000		United States Treasury Bill	0.040-0.080	08/15/13	68,696
18,600,000		United States Treasury Bill	0.048	08/22/13	18,599
50,000,000		United States Treasury Bill	0.045	09/19/13	49,996
116,000,000		United States Treasury Bill	0.040-0.060	09/26/13	115,990
21,000,000		United States Treasury Bill	0.050	10/03/13	20,997
36,000,000		United States Treasury Bill	0.055	10/10/13	35,995
17,300,000		United States Treasury Bill	0.081	10/17/13	17,297
10,600,000		United States Treasury Bill	0.060	10/24/13	10,598
48,900,000		United States Treasury Bill	0.060	11/07/13	48,891
		TOTAL TREASURY DEBT			484,656

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%
REPURCHASE AGREEMENT - 3.3%
260,367,000	n	Bank of Nova Scotia	0.100	07/01/13	260,367
750,000,000	o	Barclays	0.100	07/01/13	750,000
9,000,000	p	BNP-A	0.100	07/01/13	9,000
165,000,000	q	BNP-C	0.120	07/01/13	165,000
491,000,000	r	Calyon-A	0.100	07/01/13	491,000
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
$235,000,000	s	Calyon-C	0.110%	07/01/13	$235,000
446,000,000	t	Citigroup-A	0.100	07/01/13	446,000
166,000,000	u	Citigroup-C	0.120	07/01/13	166,000
186,000,000	v	Goldman Sachs	0.130	07/01/13	186,000
8,000,000	w	HSBC	0.100	07/01/13	8,000
96,000,000	x	Merrill Lynch	0.100	07/01/13	96,000
653,000,000	y	Mizuho Securities	0.100	07/01/13	653,000
85,000,000	z	Morgan Stanley	0.120	07/01/13	85,000
150,000,000	aa	Royal Bank of Scotland	0.100	07/01/13	150,000
		TOTAL REPURCHASE AGREEMENT			3,700,367

VARIABLE RATE SECURITIES - 0.2%
12,827,671		Granite Master Issuer plc 2006	0.392	12/20/50	12,430
10,142,810		Granite Master Issuer plc 2007	0.392	12/20/50	9,828
5,583,224		Medallion Trust 2005	0.313	08/22/36	5,542
7,014,131		Nelnet Student Loan Trust 2007	0.523	09/25/18	7,002
10,850,450		Puma Finance Ltd	0.414	02/21/38	10,706
170,000,000		SLM Student Loan Trust 2007	0.316	01/25/19	167,081
22,060,493		SLM Student Loan Trust 2008	0.626	10/25/16	22,016
		TOTAL VARIABLE RATE SECURITIES			234,605

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			3,934,972

		TOTAL SHORT-TERM INVESTMENTS			4,439,627
		(Cost $4,442,502)
		TOTAL INVESTMENTS - 103.4%			115,761,375
		(Cost $101,918,009)
		OTHER ASSETS & LIABILITIES, NET - (3.4)%			(3,810,219)
		NET ASSETS - 100.0%			$111,951,156

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
b	In bankruptcy
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,879,761,000.
g	Security exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2013, the aggregate value of these securities was $1,210,000 or 0.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	Agreement with Bank of Nova Scotia, 0.10% dated 06/28/13 to be repurchased at $260,369,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $265,577,000.
o	Agreement with Barclays, 0.10% dated 06/28/13 to be repurchased at $750,001,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $765,000,000.
p	Agreement with BNP-A, 0.10% dated 06/28/13 to be repurchased at $9,000,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $9,180,000.
q	Agreement with BNP-C, 0.12% dated 06/28/13 to be repurchased at $165,002,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $168,301,000.
r	Agreement with Calyon-A, 0.10% dated 06/28/13 to be repurchased at $491,004,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $500,820,000.
s	Agreement with Calyon-C, 0.11% dated 06/28/13 to be repurchased at $235,002,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $239,700,000.
t	Agreement with Citigroup-A, 0.10% dated 06/28/13 to be repurchased at $446,004,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $454,920,000.
u	Agreement with Citigroup-C, 0.12% dated 06/28/13 to be repurchased at $166,002,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $169,320,000.
v	Agreement with Goldman Sachs, 0.13% dated 06/28/13 to be repurchased at $186,002,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $189,720,000.
w	Agreement with HSBC, 0.10% dated 06/28/13 to be repurchased at $8,003,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $8,163,000.
x	Agreement with Merrill Lynch, 0.10% dated 06/28/13 to be repurchased at $96,001,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $97,920,000.
y	Agreement with Mizuho Securities 0.10% dated 06/28/13 to be repurchased at $653,005,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $666,066,000.
z	Agreement with Morgan Stanley, 0.12% dated 06/28/13 to be repurchased at $85,001,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $86,700,000.
aa	Agreement with Royal Bank of Scotland, 0.10% dated 06/28/13 to be repurchased at $150,001,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $153,001,000.

Cost amounts are in thousands.
186

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

June 30, 2013

Country	Value (000)	% of total portfolio
DOMESTIC

UNITED STATES	$82,117,951	70.9%
TOTAL DOMESTIC	82,117,951	70.9
FOREIGN

ARGENTINA	1,807	0.0
AUSTRALIA	1,449,487	1.3
AUSTRIA	88,224	0.1
BELGIUM	176,884	0.2
BERMUDA	49,676	0.0
BRAZIL	773,976	0.7
CAMBODIA	2,509	0.0
CANADA	2,488,573	2.2
CAYMAN ISLANDS	31,486	0.0
CHILE	134,540	0.1
CHINA	1,318,554	1.1
COLOMBIA	87,458	0.1
CYPRUS	944	0.0
CZECH REPUBLIC	17,266	0.0
DENMARK	274,970	0.2
EGYPT	15,356	0.0
FINLAND	157,318	0.1
FRANCE	2,422,023	2.1
GERMANY	2,026,467	1.8
GIBRALTAR	1,406	0.0
GREECE	29,363	0.0
GUERNSEY, C.I.	2,755	0.0
HONG KONG	788,908	0.7
HUNGARY	18,533	0.0
INDIA	564,374	0.5
INDONESIA	285,837	0.3
IRELAND	268,513	0.2
ISLE OF MAN	4,485	0.0
ISRAEL	105,981	0.1
ITALY	367,030	0.3
JAPAN	5,380,044	4.7
JERSEY, C.I.	3,466	0.0
KOREA, REPUBLIC OF	1,073,806	0.9
LUXEMBOURG	19,360	0.0
MACAU	40,662	0.0
MALAYSIA	297,223	0.3
MEXICO	400,341	0.4
MONACO	7,161	0.0
MOROCCO	3,986	0.0
NETHERLANDS	1,017,976	0.9
NEW ZEALAND	76,019	0.1
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Country	Value (000)	% of total portfolio
NORWAY	$321,493	0.3%
PANAMA	32,156	0.0
PERU	27,578	0.0
PHILIPPINES	108,324	0.1
POLAND	105,266	0.1
PORTUGAL	36,107	0.0
PUERTO RICO	6,477	0.0
RUSSIA	379,287	0.3
SINGAPORE	351,037	0.3
SOUTH AFRICA	503,110	0.4
SPAIN	380,246	0.3
SWEDEN	654,499	0.6
SWITZERLAND	2,121,654	1.8
TAIWAN	941,859	0.8
THAILAND	236,426	0.2
TURKEY	163,739	0.2
UKRAINE	4,156	0.0
UNITED ARAB EMIRATES	22,733	0.0
UNITED KINGDOM	4,972,530	4.3
TOTAL FOREIGN	33,643,424	29.1

TOTAL PORTFOLIO	$115,761,375	100.0%
188

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 98.4%

AUSTRALIA - 2.2%
144,604		AGL Energy Ltd	$1,913
23,242	e	ALS Ltd	202
747,861		Alumina Ltd	666
468,912		Amcor Ltd	4,334
945,426		AMP Ltd	3,656
56,711		APA Group	311
185,918		Asciano Group	850
1,257,735	*	Australia & New Zealand Banking Group Ltd	32,650
52,154		Australian Stock Exchange Ltd	1,573
43,941		Bendigo Bank Ltd	403
1,957,065		BHP Billiton Ltd	56,330
126,480	*	BlueScope Steel Ltd	538
87,372		Boral Ltd	334
356,690		Brambles Ltd	3,038
15,611		Caltex Australia Ltd	257
263,243		CFS Gandel Retail Trust	480
170,078		Coca-Cola Amatil Ltd	1,971
5,144		Cochlear Ltd	289
407,068		Commonwealth Bank of Australia	25,623
6,000,000		Commonwealth Property Office Fund	6,013
147,040		Computershare Ltd	1,379
51,161		Crown Ltd	564
144,150		CSL Ltd	8,118
799,457	e	David Jones Ltd	1,861
553,793		DB RREEF Trust	540
69,241		DuluxGroup Ltd	266
100,046		Echo Entertainment Group Ltd	280
89,324		Federation Centres	194
153,737	e	Flight Centre Ltd	5,505
105,299	e	Fortescue Metals Group Ltd	290
1,199,398		GPT Group (ASE)	4,212
53,125	e	Harvey Norman Holdings Ltd	123
621,071	e	Iluka Resources Ltd	5,597
284,937		Incitec Pivot Ltd	742
634,053		Insurance Australia Group Ltd	3,147
145,327	e	John Fairfax Holdings Ltd	66
44,554	e	Leighton Holdings Ltd	624
193,081		Lend Lease Corp Ltd	1,472
201,423		Macquarie Goodman Group	896
115,781		Macquarie Group Ltd	4,416
95,657		Metcash Ltd	307
1,113,918		Mirvac Group	1,631
985,034		National Australia Bank Ltd	26,645
460,960		Newcrest Mining Ltd	4,255

189

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
321,889	e	OneSteel Ltd	$228
109,098		Orica Ltd	2,057
364,837		Origin Energy Ltd	4,181
94,032		Oxiana Ltd	353
128,132	*	Qantas Airways Ltd	157
451,736		QBE Insurance Group Ltd	6,255
171,167		QR National Ltd	650
209,008		Ramsay Health Care Ltd	6,832
189,784		Rio Tinto Ltd	9,095
289,057		Santos Ltd	3,292
21,994		Seek Ltd	182
52,514		Shopping Centres Australasia Property Group	76
7,271	e	Sims Group Ltd	55
25,495	e	Sonic Healthcare Ltd	346
181,204		SP AusNet	194
818,606		Stockland Trust Group	2,605
459,266		Suncorp-Metway Ltd	4,988
57,922		Sydney Airport	179
94,864		Tabcorp Holdings Ltd	264
155,417		Tattersall’s Ltd	449
1,596,351		Telstra Corp Ltd	6,940
240,744		Toll Holdings Ltd	1,165
374,410		Transurban Group	2,312
43,871		Treasury Wine Estates Ltd	233
362,067		Wesfarmers Ltd	13,102
3,899,698		Westfield Group	40,844
1,343,721		Westfield Retail Trust	3,800
688,040		Westpac Banking Corp	18,064
35,544	e	Whitehaven Coal Ltd	75
198,076		Woodside Petroleum Ltd	6,308
347,386		Woolworths Ltd	10,407
40,143		WorleyParsons Ltd	711
		TOTAL AUSTRALIA	360,960

AUSTRIA - 0.1%
98,890		Andritz AG.	5,074
22,579		Erste Bank der Oesterreichischen Sparkassen AG.	602
65,989	*,e	Immoeast AG.	0	^
53,785		IMMOFINANZ Immobilien Anlagen AG.	201
7,264		Oest Elektrizitatswirts AG. (Class A)	138
170,000		Oesterreichische Post AG.	6,616
15,239		OMV AG.	687
5,175		Raiffeisen International Bank Holding AG.	151
28,348		Telekom Austria AG.	179
11,692		Voestalpine AG.	413
3,986		Wiener Staedtische Allgemeine Versicherung AG.	185
		TOTAL AUSTRIA	14,246

BELGIUM - 0.3%
23,357		Ageas	820
31,925	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
15,882		Belgacom S.A.	356

190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
7,830		Colruyt S.A.	$412
10,178	e	Delhaize Group	629
7,725		Groupe Bruxelles Lambert S.A.	582
477	*,m	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
82,972		InBev NV	7,470
20,504		KBC Groep NV	764
1,411		Mobistar S.A.	29
5,996		Solvay S.A.	785
3,104		Telenet Group Holding NV	143
608,779		UCB S.A.	32,680
11,514		Umicore	478
		TOTAL BELGIUM	45,148

BERMUDA - 0.0%
130,980		Validus Holdings Ltd	4,731
		TOTAL BERMUDA	4,731

BRAZIL - 0.1%
329,000		BTG Pactual Participations Ltd	4,033
450,000		Grendene S.A.	4,086
507,210		Satipel Industrial S.A.	2,914
		TOTAL BRAZIL	11,033

CANADA - 3.2%
23,247		Agnico-Eagle Mines Ltd	641
38,473		Agrium, Inc (Toronto)	3,336
300,000		Aimia, Inc	4,490
26,638		Alimentation Couche Tard, Inc	1,581
65,525	e	AltaGas Income Trust	2,297
50,830	e	ARC Energy Trust	1,331
6,920		Atco Ltd	286
232,430	*	Athabasca Oil Corp	1,439
238,483		Bank of Montreal (Toronto)	13,832
429,102	e	Bank of Nova Scotia	22,938
527,542		Barrick Gold Corp (Canada)	8,327
69,394	e	Baytex Energy Trust	2,501
186,657	e	BCE, Inc	7,653
55,567	e	Bell Aliant Regional Communications Income Fund	1,493
603,735		Bombardier, Inc	2,687
16,050	e	Bonavista Energy Trust	208
154,148		Brookfield Asset Management, Inc	5,540
52,975	*	BRP, Inc	1,234
41,505		CAE, Inc	431
78,766	e	Cameco Corp	1,626
202,701	e	Canadian Imperial Bank of Commerce/Canada	14,386
347,881		Canadian National Railway Co	33,872
454,379		Canadian Natural Resources Ltd (Canada)	12,810
216,364		Canadian Oil Sands Trust	4,006
175,496	e	Canadian Pacific Railway Ltd (Toronto)	21,281
23,918	e	Canadian Tire Corp Ltd	1,801
22,036		Canadian Utilities Ltd	773
290,000	e	Cenovus Energy, Inc	8,271
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
350,607		Cenovus Energy, Inc (Toronto)	$10,001
102,870	*	CGI Group, Inc	3,013
34,156		CI Financial Corp	983
203,778	e	Crescent Point Energy Corp	6,911
246,127		Dollarama, Inc	17,227
409,127		Eldorado Gold Corp	2,532
7,622		Empire Co Ltd	583
229,993		Enbridge, Inc	9,668
186,938	e	EnCana Corp	3,162
26,983	e	Enerplus Resources Fund	399
965		Fairfax Financial Holdings Ltd	379
103,832		Finning International, Inc	2,137
40,084	e	First Capital Realty, Inc	680
336,242		First Quantum Minerals Ltd	4,988
86,194	e	Fortis, Inc	2,638
81,543		Franco-Nevada Corp	2,919
9,568		George Weston Ltd	762
70,398		Gildan Activewear, Inc	2,855
227,221		Goldcorp, Inc	5,643
52,254		Great-West Lifeco, Inc	1,418
93,312		H&R Real Estate Investment Trust	1,956
158,134	e	Husky Energy, Inc	4,213
16,200	e	IAMGOLD Corp	68
53,351	e	IGM Financial, Inc	2,287
132,023		Imperial Oil Ltd	5,040
13,245		Industrial Alliance Insurance and Financial Services, Inc	524
21,169		ING Canada, Inc	1,193
182,139	*	Ivanhoe Mines Ltd	1,081
7,201	e	Keyera Facilities Income Fund	387
588,141		Kinross Gold Corp	3,014
15,823	e	Loblaw Cos Ltd	715
11,651	*,e	Lululemon Athletica, Inc	763
80,000		Magna International, Inc - Class A (NY)	5,698
102,110		Magna International, Inc (Class A)	7,268
541,914	e	Manulife Financial Corp	8,672
14,351	*	MEG Energy Corp	393
131,661		Metro, Inc	8,823
72,281	e	National Bank of Canada	5,157
287,975	*	New Gold, Inc	1,865
20,160		Onex Corp	915
9,133		Open Text Corp	624
3,901		Pan American Silver Corp	45
123,961	e	Pembina Pipeline Income Fund	3,793
95,031	e	Pengrowth Energy Trust	467
65,958	e	Penn West Energy Trust	696
12,686	e	Peyto Energy Trust	367
264,794		Potash Corp of Saskatchewan Toronto	10,101
75,340	e	Power Corp Of Canada	2,022
51,135	e	Power Financial Corp	1,487
97,200	*,e	Research In Motion Ltd (Canada)	1,024
94,772		RioCan Real Estate Investment Trust	2,277
4,658	e	Ritchie Bros Auctioneers, Inc	89
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
105,035	e	Rogers Communications, Inc (Class B)	$4,115
717,982	e	Royal Bank of Canada (Toronto)	41,835
65,963		Saputo, Inc	3,032
75,436	e	Shaw Communications, Inc (B Shares)	1,810
96,431	e	Shoppers Drug Mart Corp	4,449
66,939		Silver Wheaton Corp	1,312
24,487		SNC-Lavalin Group, Inc	1,034
191,210		Sun Life Financial, Inc	5,663
892,546		Suncor Energy, Inc	26,309
596,438		Talisman Energy, Inc	6,805
246,131	e	Teck Cominco Ltd	5,259
115,690	e	TELUS Corp	3,377
93,399	e	Thomson Corp (Toronto)	3,048
33,659		Tim Hortons, Inc (Toronto)	1,820
481,095	e	Toronto-Dominion Bank	38,640
236,120	*	Tourmaline Oil Corp	9,459
152,764	e	TransAlta Corp	2,093
414,593	e	TransCanada Corp	17,850
45,880	e	Vermilion Energy Trust	2,243
180,000	e	Westjet Airlines Ltd	3,854
203,599	e	Yamana Gold, Inc	1,942
		TOTAL CANADA	528,942

CAYMAN ISLANDS - 0.0%
69,326	e	Herbalife Ltd	3,129
		TOTAL CAYMAN ISLANDS	3,129

CHINA - 0.9%
51,000		AAC Technologies Holdings, Inc	286
6,212,000		Agile Property Holdings Ltd	6,619
794,000		Agricultural Bank of China	325
2,708,700		Bank of Communications Co Ltd	1,736
2,079,948		BOC Hong Kong Holdings Ltd	6,363
1,122,000		China Aoyuan Property Group Ltd	201
5,000,000		China Construction Bank	3,514
22,188,400		China Everbright International Ltd	17,074
3,119,500		China Merchants Bank Co Ltd	5,179
1,300,255	*	China New Town Development Co Ltd	95
6,000,000		China Railway Construction Corp	5,189
12,000,000		China Railway Group Ltd	5,513
920,000		China Resources Gas Group Ltd	2,366
1,818,900	e	China South Locomotive and Rolling Stock Corp	1,063
7,000,000		China Southern Airlines Co Ltd	2,806
7,000,000	e	Chongqing Rural Commercial Bank	2,942
203,000		CNOOC Ltd	340
90,000	*,e	Ctrip.com International Ltd (ADR)	2,937
5,121,000	e	Dah Chong Hong Holdings Ltd	4,067
11,900,000		Datang International Power Generation Co Ltd	4,787
209,000	*	Glorious Property Holdings Ltd	32
1,450,000	e	Great Wall Motor Co Ltd	6,206
2,250,000		Guangzhou R&F Properties Co Ltd	3,225
7,000,000	e	Huadian Power International Co	2,844
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
5,000,000		Huaneng Power International, Inc	$4,942
11,408,000	e	Huaneng Renewables Corp Ltd	4,102
8,556,000		Industrial & Commercial Bank of China	5,362
12,188,000		KWG Property Holding Ltd	6,334
6,000,000		Poly Hong Kong Investment Ltd	3,219
3,000,000		Shimao Property Holdings Ltd	5,901
50,000	*	Sina Corp	2,786
2,223,338	e	Sino-Ocean Land Holdings Ltd	1,198
5,600,000	e	Sunac China Holdings Ltd	3,651
168,000		Tencent Holdings Ltd	6,560
1,550,000		Xinao Gas Holdings Ltd	8,210
2,621,600	e	Xingda International Holdings Ltd	1,109
130,000	e	Yangzijiang Shipbuilding	85
7,539,000	e	Yanlord Land Group Ltd	7,282
		TOTAL CHINA	146,450

COLOMBIA - 0.1%
608,107	e	Pacific Rubiales Energy Corp (Toronto)	10,680
		TOTAL COLOMBIA	10,680

DENMARK - 0.6%
55		AP Moller - Maersk AS (Class A)	370
122		AP Moller - Maersk AS (Class B)	873
10,917		Carlsberg AS (Class B)	976
750,985		Christian Hansen Holding	25,693
11,222		Coloplast A.S.	628
58,020	*	Danske Bank AS	990
21,049		DSV AS	513
300,000		GN Store Nord	5,666
283,573		Novo Nordisk AS (Class B)	44,085
38,961		Novozymes AS	1,248
736,791		TDC AS	5,971
300,000	*	Topdanmark A.S.	7,635
2,228		TrygVesta AS	184
2,844	*	William Demant Holding	235
		TOTAL DENMARK	95,067

FINLAND - 0.2%
13,753		Elisa Oyj (Series A)	269
560,635		Fortum Oyj	10,503
6,964		Kesko Oyj (B Shares)	194
15,777		Kone Oyj (Class B)	1,251
12,703		Metso Oyj	430
12,237		Neste Oil Oyj	179
303,934	e	Nokia Oyj	1,133
10,906		Nokian Renkaat Oyj	444
413,376		OKO Bank (Class A)	6,074
5,753		Orion Oyj (Class B)	135
741,600	e	Outotec Oyj	8,861
42,892		Sampo Oyj (A Shares)	1,670
56,313		Stora Enso Oyj (R Shares)	377
52,761		UPM-Kymmene Oyj	517
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
17,456		Wartsila Oyj (B Shares)	$758
		TOTAL FINLAND	32,795

FRANCE - 3.6%
15,198		Accor S.A.	534
3,112		Aeroports de Paris	303
58,598		Air Liquide	7,237
2,607,974	*,e	Alcatel S.A.	4,750
21,002		Alstom RGPT	689
3,366		Arkema	309
349,968		Atos Origin S.A.	26,009
171,477		AXA S.A.	3,380
1,097,018		BNP Paribas	60,056
10,819		Bouygues S.A.	276
20,656		Bureau Veritas S.A.	535
15,072		Cap Gemini S.A.	732
62,796		Carrefour S.A.	1,725
5,627		Casino Guichard Perrachon S.A.	527
1		CGG (ADR)	0	^
2,990		Christian Dior S.A.	483
14,862		CNP Assurances	213
210,659		Compagnie de Saint-Gobain	8,536
16,067	*	Compagnie Generale de Geophysique S.A.	356
20,687		Compagnie Generale d’Optique Essilor International S.A.	2,204
97,436	*	Credit Agricole S.A.	839
6,424		Dassault Systemes S.A.	785
1,688,689		Edenred	51,707
359,992		Electricite de France	8,354
3,402		Eurazeo	182
7,843		Eutelsat Communications	223
2,676		Fonciere Des Regions	201
119,369		France Telecom S.A.	1,130
772,700	*,e	GameLoft	5,411
139,256		Gaz de France	2,732
1,993		Gecina S.A.	220
57,273		Groupe Danone	4,311
31,549		Groupe Eurotunnel S.A.	240
2,139		Icade	176
1,234		Iliad S.A.	267
3,402		Imerys S.A.	209
784,625		JC Decaux S.A.	21,357
9,705		Klepierre	383
493,546		Lafarge S.A.	30,305
5,829		Lagardere S.C.A.	163
18,476	e	Legrand S.A.	857
158,434		L’Oreal S.A.	26,044
257,369		LVMH Moet Hennessy Louis Vuitton S.A.	41,785
13,451		Michelin (C.G.D.E.) (Class B)	1,203
89,843		Natixis	377
18,795	e	Pernod-Ricard S.A.	2,086
6,728	e	PPR	1,369
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
9,427		Publicis Groupe S.A.	$671
414,800		Remy Cointreau S.A.	44,015
612,782		Renault S.A.	41,275
1,082,463		Rexel S.A.	24,389
22,274	e	Safran S.A.	1,163
517,342		Sanofi-Aventis	53,483
50,793		Schneider Electric S.A.	3,689
156,010		SCOR	4,788
2,842		Societe BIC S.A.	285
65,149		Societe Generale	2,242
5,082		Sodexho Alliance S.A.	423
15,731		Suez Environnement S.A.	203
253,387		Technip S.A.	25,752
344,753		Teleperformance	16,603
9,201		Thales S.A.	429
991,866		Total S.A.	48,446
9,040		Unibail-Rodamco	2,106
10,779		Vallourec	547
19,212		Veolia Environnement	219
45,199		Vinci S.A.	2,267
122,007		Vivendi Universal S.A.	2,312
1,677		Wendel	173
1,904		Zodiac S.A.	252
		TOTAL FRANCE	597,502

GERMANY - 3.5%
11,490		Adidas-Salomon AG.	1,242
548,770		Allianz AG.	80,099
2,253	e	Axel Springer AG.	96
93,678		BASF AG.	8,355
740,119		Bayer AG.	78,801
101,004		Bayerische Motoren Werke AG.	8,815
535		Bayerische Motoren Werke AG. (Preference)	37
710,311		Beiersdorf AG.	61,874
2,715	e	Brenntag AG.	413
8,435		Celesio AG.	183
72,007	*	Commerzbank AG.	626
130,764		Continental AG.	17,432
93,734		Daimler AG. (Reg)	5,659
1,064,583		Deutsche Bank AG.	44,641
19,808		Deutsche Boerse AG.	1,303
22,438		Deutsche Lufthansa AG.	454
1,706,688		Deutsche Post AG.	42,357
285,398		Deutsche Telekom AG.	3,325
65,000		Duerr AG.	3,916
1,338,324		E.ON AG.	21,933
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
3,577		Fraport AG. Frankfurt Airport Services Worldwide	$216
20,695		Fresenius Medical Care AG.	1,467
11,952		Fresenius SE	1,471
1,792		Fuchs Petrolub AG. (Preference)	142
9,794		GEA Group AG.	347
76,129		Hannover Rueckversicherung AG.	5,474
14,343		HeidelbergCement AG.	961
13,342		Henkel KGaA	1,045
18,239		Henkel KGaA (Preference)	1,713
1,760		Hochtief AG.	115
1,596		Hugo Boss AG.	175
110,123		Infineon Technologies AG.	922
17,869		K&S AG.	660
286,550		Kabel Deutschland Holding AG.	31,464
104,448		Lanxess AG.	6,290
18,027		Linde AG.	3,359
2,230		MAN AG.	243
3,563		Merck KGaA	542
12,746		Metro AG.	403
139,839		Muenchener Rueckver AG.	25,690
15,530		Porsche AG.	1,199
145,185		ProSiebenSat.1 Media AG.	6,227
183,000		RTL Group	15,050
37,354		RWE AG.	1,191
3,154	e	RWE AG. (Preference)	97
1,835		Salzgitter AG.	60
574,310		SAP AG.	41,938
82,203		Siemens AG.	8,324
7,431		Suedzucker AG.	230
13,247		Telefonica Deutschland Holding AG.	96
36,616		ThyssenKrupp AG.	718
5,945		United Internet AG.	168
39,185		Volkswagen AG.	7,619
115,714		Volkswagen AG. (Preference)	23,372
341,804	e	Wirecard AG.	9,300
		TOTAL GERMANY	579,849

GREECE - 0.0%
16,021	*	Hellenic Telecommunications Organization S.A.	125
22,406		OPAP S.A.	188
		TOTAL GREECE	313

HONG KONG - 1.2%
7,782,500		AIA Group Ltd	32,788
15,558	e	ASM Pacific Technology	171
86,016		Bank of East Asia Ltd	308
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
105,237		Cathay Pacific Airways Ltd	$183
594,111		Cheung Kong Holdings Ltd	8,011
40,661		Cheung Kong Infrastructure Holdings Ltd	271
493,956		CLP Holdings Ltd	3,993
4,745,731	e	Esprit Holdings Ltd	6,993
144,504		First Pacific Co	154
168,000	*	Galaxy Entertainment Group Ltd	816
1,811,517		Hang Lung Group Ltd	9,703
7,414,337		Hang Lung Properties Ltd	25,682
360,570		Hang Seng Bank Ltd	5,310
346,866		Henderson Land Development Co Ltd	2,060
158,804		HKT Trust and HKT Ltd	152
1,708,144		Hong Kong & China Gas Ltd	4,168
264,279		Hong Kong Electric Holdings Ltd	2,275
255,903	e	Hong Kong Exchanges and Clearing Ltd	3,843
37,903		Hopewell Holdings	126
374,700		Hutchison Port Holdings Trust	274
552,416		Hutchison Whampoa Ltd	5,779
57,584		Hysan Development Co Ltd	249
4,000,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	4,647
1,520,927		Kerry Properties Ltd	5,929
1,750,638	e	Li & Fung Ltd	2,386
1,803,500		Lifestyle International Holdings Ltd	3,764
2,693,445		Link Real Estate Investment Trust	13,219
404,915		MTR Corp	1,488
1,037,909		New World Development Ltd	1,426
279,750		Noble Group Ltd	213
132,345		NWS Holdings Ltd	203
13,364		Orient Overseas International Ltd	86
276,749		PCCW Ltd	129
3,263,700		Samsonite International	7,822
2,770,286	*	Shanghai Real Estate Ltd	88
139,345		Shangri-La Asia Ltd	240
267,969		Sino Land Co	375
136,000		SJM Holdings Ltd	330
4,000,000		Skyworth Digital Holdings Ltd	2,008
1,288,775		Sun Hung Kai Properties Ltd	16,550
143,293		Swire Pacific Ltd (Class A)	1,726
147,956		Swire Properties Ltd	436
1,234,662		Wharf Holdings Ltd	10,305
883,780		Wheelock & Co Ltd	4,409
515		Wing Hang Bank Ltd	5
50,589		Yue Yuen Industrial Holdings	131
		TOTAL HONG KONG	191,224

INDIA - 0.4%
2,006,779	*	DEN Networks Ltd	6,164
1,530,483	*	Dhanalakshmi Bank Ltd	819
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
5,493,745		DLF Ltd	$16,666
496,095		Geodesic Information Systems Ltd	46
383,004	*	Hathway Cables and Datacom Pvt Ltd	1,775
6,229,442	*	IBN18 Broadcast Ltd	2,506
1,764,100		Infrastructure Development Finance Co Ltd	3,779
118,409		ING Vysya Bank Ltd	1,206
3,620,000		Jaiprakash Associates Ltd	3,240
283,431		Jyothy Laboratories Ltd	856
454,322		LIC Housing Finance Ltd	1,943
1,655,515		Mundra Port and Special Economic Zone Ltd	4,180
1,000,000		Power Finance Corp Ltd	2,415
90,834		Prestige Estates Projects Ltd	233
1,371,039		Puravankara Projects Ltd	1,955
800,000		Rural Electrification Corp Ltd	2,692
200,000		Sun Pharmaceuticals Industries Ltd	3,399
813,513		Sunteck Realty Ltd	5,299
30,756,522		Unitech Ltd	10,867
6,471		Vedanta Resources plc	101
3,190,700	*	Zee Entertainment Enterprises Ltd	3,256
		TOTAL INDIA	73,397

INDONESIA - 0.1%
22,279,000	*	PT Express Transindo Utama Tbk	3,022
33,842,500	*	PT MNC Sky Vision Tbk	7,982
2,348,000		PT Perusahaan Gas Negara	1,357
4,000,000		PT Telekomunikasi Indonesia Tbk (Series B)	4,455
		TOTAL INDONESIA	16,816

IRELAND - 0.7%
1,083,204	*	Bank of Ireland	221
1,423,685		CRH plc	28,805
99,360		CRH plc (Ireland)	2,016
60,000		DCC plc	2,343
44,265	*	Elan Corp plc	621
4,190	*,e	Elan Corp plc (ADR)	59
147,992	*,m	Irish Bank Resolution Corp Ltd	0	^
50,855		James Hardie Industries NV	437
297,319		Kerry Group plc (Class A)	16,409
135,500		Paddy Power plc	11,626
521	*,e	Prothena Corp plc	7
14,350		Ryanair Holdings plc	133
460,251		Ryanair Holdings plc (ADR)	23,717
396,078		Shire Ltd	12,552
1,057,400		Smurfit Kappa Group plc	17,635
220,000		Smurfit Kappa Group plc (Euro Comp)	3,596
72,350		XL Capital Ltd	2,194
		TOTAL IRELAND	122,371

ISLE OF MAN - 0.0%
3,631,384	*	Unitech Corporate Parks plc	2,340
		TOTAL ISLE OF MAN	2,340
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
ISRAEL - 0.1%
53,824	*	Bank Hapoalim Ltd	$243
63,610	*	Bank Leumi Le-Israel	210
111,801		Bezeq Israeli Telecommunication Corp Ltd	149
268		Delek Group Ltd	69
23,479		Israel Chemicals Ltd	231
167		Israel Corp Ltd	100
2,295	*	Mellanox Technologies Ltd	114
6,605	*	Mizrahi Tefahot Bank Ltd	66
3,450		Nice Systems Ltd	127
46,617		Teva Pharmaceutical Industries Ltd	1,824
450,878		Teva Pharmaceutical Industries Ltd (ADR)	17,674
		TOTAL ISRAEL	20,807
ITALY - 0.7%
228,506		ACEA S.p.A.	1,907
119,973		Assicurazioni Generali S.p.A.	2,097
4,780	e	Autogrill S.p.A.	66
31,574		Autostrade S.p.A.	515
200,000		Azimut Holding S.p.A.	3,641
1,004,188		Banca Intesa S.p.A.	1,607
43,804		Banca Intesa S.p.A. RSP	59
454,035	*,e	Banca Monte dei Paschi di Siena S.p.A.	115
74,637		Banche Popolari Unite Scpa	270
30,267	*	Banco Popolare Scarl	36
330,500	e	Brunello Cucinelli S.p.A	8,159
894,154		De’Longhi S.p.A.	13,972
96,753		Enel Green Power S.p.A	201
363,431	e	Enel S.p.A.	1,140
643,290		ENI S.p.A.	13,203
6,696		Exor S.p.A.	198
82,813		Fiat Industrial S.p.A.	922
84,910	*	Fiat S.p.A.	592
40,636	*	Finmeccanica S.p.A.	203
711,009		Lottomatica S.p.A.	17,791
451,202		Luxottica Group S.p.A.	22,829
33,194		Mediaset S.p.A.	125
52,066		Mediobanca S.p.A.	271
600,000		Mediolanum S.p.A.	3,719
25,269		Pirelli & C S.p.A.	292
15,891		Prysmian S.p.A.	297
27,665		Saipem S.p.A.	449
106,795		Snam Rete Gas S.p.A.	486
311,901		Telecom Italia RSP	174
818,483		Telecom Italia S.p.A.	571
79,775		Terna Rete Elettrica Nazionale S.p.A.	332
407,536		UniCredit S.p.A	1,905
481,199	*	Yoox S.p.A	10,329
		TOTAL ITALY	108,473
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
JAPAN - 8.4%
1,400		ABC-Mart, Inc	$55
2,540	*	Acom Co Ltd	81
400		Activia Properties Inc	3,149
2,090		Advance Residence Investment Corp	4,531
19,643		Advantest Corp	324
227,309		Aeon Co Ltd	2,987
8,003	e	Aeon Credit Service Co Ltd	227
9,900		Aeon Mall Co Ltd	246
12,000		Air Water, Inc	169
358,642		Aisin Seiki Co Ltd	13,694
50,529		Ajinomoto Co, Inc	741
5,157		Alfresa Holdings Corp	276
84,435	e	All Nippon Airways Co Ltd	176
28,744		Amada Co Ltd	189
6,899,848		Aozora Bank Ltd	21,549
44,800	e	Aruze Corp	794
317,507	e	Asahi Breweries Ltd	7,865
82,773	e	Asahi Glass Co Ltd	537
874,134		Asahi Kasei Corp	5,768
9,400		Asics Corp	148
186,641		Astellas Pharma, Inc	10,139
26,105		Bank of Kyoto Ltd	217
373,971		Bank of Yokohama Ltd	1,929
24,883		Benesse Corp	898
779,004	e	Bridgestone Corp	26,564
25,185		Brother Industries Ltd	283
11,000		Calbee, Inc	1,044
323,897	e	Canon, Inc	10,615
25,023		Casio Computer Co Ltd	220
56,400		Central Japan Railway Co	6,874
283,323		Chiba Bank Ltd	1,933
13,000		Chiyoda Corp	153
71,066		Chubu Electric Power Co, Inc	1,007
83,958		Chugai Pharmaceutical Co Ltd	1,738
14,100		Chugoku Bank Ltd	198
37,753		Chugoku Electric Power Co, Inc	592
15,442		Citizen Watch Co Ltd	86
6,571	e	Coca-Cola West Japan Co Ltd	117
63,343		Cosmo Oil Co Ltd	116
9,855		Credit Saison Co Ltd	248
1,200		Crescendo Investment Corp	840
72,076		Dai Nippon Printing Co Ltd	658
17,630		Daicel Chemical Industries Ltd	154
29,698		Daido Steel Co Ltd	150
24,290		Daihatsu Motor Co Ltd	460
827		Dai-ichi Mutual Life Insurance Co	1,187
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
87,497		Daiichi Sankyo Co Ltd	$1,458
86,046		Daikin Industries Ltd	3,478
20,763		Dainippon Sumitomo Pharma Co Ltd	275
19,611		Daito Trust Construction Co Ltd	1,848
64,856		Daiwa House Industry Co Ltd	1,208
1,794,400		Daiwa Securities Group, Inc	15,028
32,300	e	Dena Co Ltd	632
31,000		Denki Kagaku Kogyo KK	112
308,745		Denso Corp	14,515
22,755		Dentsu, Inc	787
83,300		Don Quijote Co Ltd	4,044
137,152		East Japan Railway Co	10,675
91,117	e	Eisai Co Ltd	3,713
42,793		Electric Power Development Co	1,338
6,344		FamilyMart Co Ltd	271
20,843		Fanuc Ltd	3,017
16,418		Fast Retailing Co Ltd	5,541
30,700		Fields Corp	484
44,822		Fuji Electric Holdings Co Ltd	158
462,184		Fuji Folms Holdings Corp	10,165
785,742		Fuji Heavy Industries Ltd	19,403
4,400		Fuji Television Network, Inc	8,845
2,243,091		Fujitsu Ltd	9,280
64,663		Fukuoka Financial Group, Inc	275
83,805	e	Furukawa Electric Co Ltd	194
34,800		Glory Ltd	816
5,900	*,e	Gree, Inc	52
18,000		GS Yuasa Corp	75
210	*,e	GungHo Online Entertainment Inc	229
30,879		Gunma Bank Ltd	171
31,842		Hachijuni Bank Ltd	186
2,935		Hakuhodo DY Holdings, Inc	206
5,737		Hamamatsu Photonics KK	207
71,000		Hankyu Hanshin Holdings, Inc	404
278,782		Hino Motors Ltd	4,091
10,687		Hirose Electric Co Ltd	1,408
41,000		Hiroshima Bank Ltd	174
8,067		Hisamitsu Pharmaceutical Co, Inc	409
12,852		Hitachi Chemical Co Ltd	201
8,722		Hitachi Construction Machinery Co Ltd	176
22,300		Hitachi High-Technologies Corp	538
200,000		Hitachi Kokusai Electric, Inc	2,399
4,921,285		Hitachi Ltd	31,533
202,907		Hitachi Medical Corp	2,596
18,000		Hitachi Metals Ltd	202
19,584	*	Hokkaido Electric Power Co, Inc	267
71,000		Hokuhoku Financial Group, Inc	145
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
22,531		Hokuriku Electric Power Co	$354
712,568		Honda Motor Co Ltd	26,471
116,553		Hoya Corp	2,397
256,166		Ibiden Co Ltd	3,987
3,052		Ichigo Real Estate Investment Corp	1,953
34,747	e	Idemitsu Kosan Co Ltd	2,664
100		Industrial & Infrastructure Fund Investment Corp	973
221		Inpex Holdings, Inc	919
169,681		Isetan Mitsukoshi Holdings Ltd	2,253
2,365,878		Ishikawajima-Harima Heavy Industries Co Ltd	8,951
154,169		Isuzu Motors Ltd	1,054
628,670		Itochu Corp	7,270
12,962		Itochu Techno-Science Corp	537
19,652		Iyo Bank Ltd	188
988,750		J Front Retailing Co Ltd	7,885
55,000		Jafco Co Ltd	2,089
30,300		Japan Airlines Co Ltd	1,560
3,200		Japan Petroleum Exploration Co	130
87		Japan Prime Realty Investment Corp	266
66		Japan Real Estate Investment Corp	737
717		Japan Retail Fund Investment Corp	1,498
24,560		Japan Steel Works Ltd	135
529,600		Japan Tobacco, Inc	18,694
608,404		JFE Holdings, Inc	13,329
76,978		JGC Corp	2,772
140,000	e	Jin Co Ltd	6,713
53,624		Joyo Bank Ltd	293
23,553		JSR Corp	477
32,403		JTEKT Corp	363
838,000		JX Holdings, Inc	4,046
107,372		Kajima Corp	356
207,252		Kamigumi Co Ltd	1,668
28,900		Kaneka Corp	191
295,174	*	Kansai Electric Power Co, Inc	4,040
26,480		Kansai Paint Co Ltd	338
32,853		Kao Corp	1,118
517,212		Kawasaki Heavy Industries Ltd	1,587
28,000		Kawasaki Kisen Kaisha Ltd	57
203,700		KDDI Corp	10,607
202,022		Keihin Electric Express Railway Co Ltd	1,734
222,310		Keio Corp	1,527
34,426		Keisei Electric Railway Co Ltd	323
1,600		Kenedix Realty Investment Corp	6,369
13,485		Keyence Corp	4,296
12,795		Kikkoman Corp	213
14,131		Kinden Corp	122
396,914	e	Kintetsu Corp	1,742
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
109,849	e	Kirin Brewery Co Ltd	$1,721
323,084	*	Kobe Steel Ltd	400
6,000		Koito Manufacturing Co Ltd	114
679,222		Komatsu Ltd	15,644
6,073		Konami Corp	129
61,613		Konica Minolta Holdings, Inc	464
68,158		Kubota Corp	992
28,274		Kuraray Co Ltd	396
9,345		Kurita Water Industries Ltd	198
54,312		Kyocera Corp	5,526
33,045	e	Kyowa Hakko Kogyo Co Ltd	374
52,784	*	Kyushu Electric Power Co, Inc	796
21,551		Lawson, Inc	1,645
85,523		LIXIL Group Corp	2,083
51,116		Mabuchi Motor Co Ltd	2,727
38,036		Makita Corp	2,045
13,200		Mars Engineering Corp	252
1,184,872		Marubeni Corp	7,919
18,409		Marui Co Ltd	183
4,596		Maruichi Steel Tube Ltd	117
183,555		Matsushita Electric Industrial Co Ltd	1,478
6,480,750	*	Mazda Motor Corp	25,621
5,500	e	McDonald’s Holdings Co Japan Ltd	153
18,912		Mediceo Paltac Holdings Co Ltd	256
3,749		MEIJI Holdings Co Ltd	180
564,264		Millea Holdings, Inc	17,805
17,400		Miraca Holdings, Inc	800
774,219		Mitsubishi Chemical Holdings Corp	3,629
501,395		Mitsubishi Corp	8,566
848,814		Mitsubishi Electric Corp	7,931
131,705		Mitsubishi Estate Co Ltd	3,506
305,160		Mitsubishi Gas Chemical Co, Inc	2,237
1,008,150		Mitsubishi Heavy Industries Ltd	5,605
14,262		Mitsubishi Logistics Corp	199
386,293		Mitsubishi Materials Corp	1,360
507,130	*	Mitsubishi Motors Corp	694
5,574,454		Mitsubishi UFJ Financial Group, Inc	34,427
74,200		Mitsubishi UFJ Lease & Finance Co Ltd	352
905,104		Mitsui & Co Ltd	11,350
1,011,087		Mitsui Chemicals, Inc	2,276
535,737		Mitsui Fudosan Co Ltd	15,751
2,244,499	*	Mitsui OSK Lines Ltd	8,722
266,007		Mitsui Sumitomo Insurance Group Holdings, Inc	6,738
1,243,918		Mitsui Trust Holdings, Inc	5,804
9,727,956		Mizuho Financial Group, Inc	20,202
4,631	e	Monex Beans Holdings, Inc	1,672
405,300	e	MonotaRO Co Ltd	9,868
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
74,020		Murata Manufacturing Co Ltd	$5,630
8,100		Nabtesco Corp	168
10,906		Namco Bandai Holdings, Inc	177
159,615		NEC Corp	350
84,600		Nexon Co Ltd	934
56,179		NGK Insulators Ltd	694
20,988		NGK Spark Plug Co Ltd	420
19,938		NHK Spring Co Ltd	230
51,806	e	Nidec Corp	3,624
92,381		Nikon Corp	2,158
31,758		Nintendo Co Ltd	3,739
237		Nippon Building Fund, Inc	2,745
39,184		Nippon Electric Glass Co Ltd	191
110,441		Nippon Express Co Ltd	524
116,200		Nippon Kayaku Co Ltd	1,448
60,000		Nippon Konpo Unyu Soko Co Ltd	1,004
13,944		Nippon Meat Packers, Inc	213
4,400	e	Nippon Paper Industries Co Ltd	63
508	*	Nippon ProLogis REIT, Inc	4,408
3,014,721		Nippon Steel Corp	8,122
165,230		Nippon Telegraph & Telephone Corp	8,612
553,308		Nippon Yusen Kabushiki Kaisha	1,464
41,721		Nishi-Nippon City Bank Ltd	109
1,135,243		Nissan Motor Co Ltd	11,378
23,618		Nisshin Seifun Group, Inc	283
3,200		Nisshin Steel Holdings Co Ltd	25
8,135	e	Nissin Food Products Co Ltd	329
242,400		Nissin Kogyo Co Ltd	4,389
2,156		Nitori Co Ltd	174
153,937		Nitto Denko Corp	9,873
45,700		NKSJ Holdings, Inc	1,086
14,051		NOK Corp	223
1,262,563		Nomura Holdings, Inc	9,293
13,574		Nomura Real Estate Holdings, Inc	300
30		Nomura Real Estate Office Fund, Inc	132
12,964		Nomura Research Institute Ltd	421
35,911		NSK Ltd	343
165		NTT Data Corp	588
5,405		NTT DoCoMo, Inc	8,409
145		NTT Urban Development Corp	178
82,259		Obayashi Corp	427
239,398		Odakyu Electric Railway Co Ltd	2,338
86,797	e	OJI Paper Co Ltd	350
57,300	e	Okabe Co Ltd	555
917,000		Okasan Holdings, Inc	7,575
15,100		Okinawa Electric Power Co, Inc	570
695,200	*	Olympus Corp	21,125
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
76,302		Omron Corp	$2,275
133,998		Ono Pharmaceutical Co Ltd	9,121
66,617		Oriental Land Co Ltd	10,309
2,832,200	*	ORIX Corp	38,650
1,181,581		Osaka Gas Co Ltd	4,989
3,200	e	Osaka Securities Exchange Co Ltd	323
3,087		Otsuka Corp	344
160,600		Otsuka Holdings KK	5,303
894,100		Park24 Co Ltd	16,221
412,500		Rakuten, Inc	4,878
1,615,530		Resona Holdings, Inc	7,868
79,581		Ricoh Co Ltd	943
2,699		Rinnai Corp	192
19,524		Rohm Co Ltd	793
3,080		Sankyo Co Ltd	146
301,200	e	Sanrio Co Ltd	13,972
9,387		Santen Pharmaceutical Co Ltd	406
424,700	e	Sapporo Holdings Ltd	1,559
17,024		SBI Holdings, Inc	187
63,634		Secom Co Ltd	3,460
258,643		Sega Sammy Holdings, Inc	6,481
154,551		Sekisui Chemical Co Ltd	1,641
234,420		Sekisui House Ltd	3,387
371,681		Seven & I Holdings Co Ltd	13,612
33,200		Seven Bank Ltd	120
82,106	*,e	Sharp Corp	331
18,819	*	Shikoku Electric Power Co, Inc	340
27,982		Shimadzu Corp	225
1,797		Shimamura Co Ltd	218
6,081		Shimano, Inc	518
74,062		Shimizu Corp	298
199,500		Shin-Etsu Chemical Co Ltd	13,204
94,649		Shinsei Bank Ltd	215
38,933		Shionogi & Co Ltd	812
29,985		Shiseido Co Ltd	446
33,301		Shizuoka Bank Ltd	359
14,600	e	SHO-BOND Holdings Co Ltd	575
1,132,600	e	Shoei Co Ltd	12,151
152,654	e	Showa Denko KK	201
19,073	e	Showa Shell Sekiyu KK	156
6,988		SMC Corp	1,401
399,260		Softbank Corp	23,241
135,536		Sojitz Holdings Corp	225
341		So-net M3, Inc	765
1,043,502	e	Sony Corp	22,045
19,100		Sony Financial Holdings, Inc	301
18,415		Stanley Electric Co Ltd	358
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
12,776		Sumco Corp	$140
164,883	*	Sumitomo Chemical Co Ltd	517
403,663		Sumitomo Corp	5,031
62,676		Sumitomo Electric Industries Ltd	746
1,423,625		Sumitomo Heavy Industries Ltd	5,978
117,264		Sumitomo Metal Mining Co Ltd	1,306
944,279		Sumitomo Mitsui Financial Group, Inc	43,222
311,996		Sumitomo Realty & Development Co Ltd	12,434
21,863		Sumitomo Rubber Industries, Inc	357
251,654		Suruga Bank Ltd	4,564
8,987		Suzuken Co Ltd	302
29,722		Suzuki Motor Corp	685
21,600		Sysmex Corp	1,415
70,100		T&D Holdings, Inc	938
75,000		Tadano Ltd	958
68,000		Taiheiyo Cement Corp	217
986,843		Taisei Corp	3,562
58,400		Taisho Pharmaceutical Holdings Co Ltd	4,145
32,357		Taiyo Nippon Sanso Corp	223
35,718		Takashimaya Co Ltd	362
170,348		Takeda Pharmaceutical Co Ltd	7,682
81,581		Tanabe Seiyaku Co Ltd	1,056
44,327		TDK Corp	1,528
3,825,613		Teijin Ltd	8,380
9,526		Terumo Corp	473
59,376		THK Co Ltd	1,246
329,878		Tobu Railway Co Ltd	1,700
14,675		Toho Co Ltd	302
55,000		Toho Gas Co Ltd	284
57,815	*	Tohoku Electric Power Co, Inc	722
177,660	*	Tokyo Electric Power Co, Inc	917
51,210		Tokyo Electron Ltd	2,589
2,113,924		Tokyo Gas Co Ltd	11,663
343,300		Tokyo Tatemono Co Ltd	2,857
581,852		Tokyu Corp	3,810
56,414		Tokyu Land Corp	516
772,427	e	Toppan Printing Co Ltd	5,358
466,664		Toray Industries, Inc	3,015
3,741,481		Toshiba Corp	17,935
924,000		Tosoh Corp	3,199
29,681		Toto Ltd	302
19,539		Toyo Seikan Kaisha Ltd	301
41,099		Toyo Suisan Kaisha Ltd	1,367
8,097		Toyoda Gosei Co Ltd	198
6,700	e	Toyota Boshoku Corp	96
18,561		Toyota Industries Corp	758
2,220,648		Toyota Motor Corp	133,945
27,594		Toyota Tsusho Corp	710
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
8,528		Trend Micro, Inc	$271
20,574	e	Tsumura & Co	606
130,932		UBE Industries Ltd	242
88,951	e	Uni-Charm Corp	5,031
226,900		United Arrows Ltd	9,480
144		United Urban Investment Corp	194
145,200		Ushio, Inc	1,917
1,793		USS Co Ltd	227
720,000		Wacom Co Ltd	7,959
41,800		West Japan Railway Co	1,773
10,238		Yahoo! Japan Corp	5,041
44,477	e	Yakult Honsha Co Ltd	1,844
7,139	e	Yamada Denki Co Ltd	289
16,406		Yamaguchi Financial Group, Inc	161
13,388		Yamaha Corp	153
32,583		Yamaha Motor Co Ltd	422
4,500		Yamato Kogyo Co Ltd	137
49,755		Yamato Transport Co Ltd	1,048
12,553		Yamazaki Baking Co Ltd	147
28,384		Yaskawa Electric Corp	344
23,210		Yokogawa Electric Corp	277
12,000		Yokohama Rubber Co Ltd	120
		TOTAL JAPAN	1,383,958

JERSEY, C.I. - 0.0%
9,220		Randgold Resources Ltd	584
		TOTAL JERSEY, C.I.	584

KOREA, REPUBLIC OF - 0.2%
73,131		KB Financial Group, Inc	2,169
142,000		KT Corp	4,440
84,700		Medy-Tox, Inc	7,417
18,431		Samsung Electronics Co Ltd	21,543
20,000		SK Telecom Co Ltd	3,678
		TOTAL KOREA, REPUBLIC OF	39,247

LUXEMBOURG - 0.0%
95,730		ArcelorMittal	1,072
7,161	e	Millicom International Cellular S.A.	516
29,224		SES Global S.A.	837
48,281		Tenaris S.A.	967
		TOTAL LUXEMBOURG	3,392

MACAU - 0.1%
58,400		MGM China Holdings Ltd	155
3,033,500	e	Wynn Macau Ltd	8,159
		TOTAL MACAU	8,314

MALAYSIA - 0.1%
1,151,800		Public Bank BHD	6,162
1,200,000		UMW Holdings BHD	5,530
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
33,959		YNH Property BHD	$21
		TOTAL MALAYSIA	11,713

MEXICO - 0.0%
9,813		Fresnillo plc	133
1,800,000	*,e	Genomma Lab Internacional S.A. de C.V.	3,538
		TOTAL MEXICO	3,671

NETHERLANDS - 1.9%
171,714		Aegon NV	1,152
592,601		Akzo Nobel NV	33,438
34,961		ASML Holding NV	2,760
6,686		Boskalis Westminster	244
6,064		Corio NV	241
28,810	*	D.E Master Blenders 1753 NV	461
9,224		Delta Lloyd NV	185
601,929		DSM NV	39,242
907,953		European Aeronautic Defence and Space Co	48,576
6,768		Fugro NV	368
142,258	e	Gemalto NV	12,880
10,768		Heineken Holding NV	604
24,152		Heineken NV	1,537
5,555,459	*	ING Groep NV	50,772
112,373		Koninklijke Ahold NV	1,671
99,646		Koninklijke Philips Electronics NV	2,716
3,966		Koninklijke Vopak NV	234
357,000	*	NXP Semiconductors NV	11,060
23,853	*	Qiagen N.V.	467
11,071		Randstad Holdings NV	455
543,135		Reed Elsevier NV	9,046
1,703,612		Royal Dutch Shell plc (A Shares)	54,420
839,219		Royal Dutch Shell plc (B Shares)	27,794
240,971		Royal KPN NV	500
7,052	*	SBM Offshore NV	119
37,682		TNT Express NV	282
379,839		Unilever NV	14,952
29,349		Wolters Kluwer NV	622
8,588		Ziggo NV	345
		TOTAL NETHERLANDS	317,143

NEW ZEALAND - 0.0%
108,483		Auckland International Airport Ltd	250
40,980		Contact Energy Ltd	162
75,305		Fletcher Building Ltd	490
65,936		Sky City Entertainment Group Ltd	222
216,320		Telecom Corp of New Zealand Ltd	377
		TOTAL NEW ZEALAND	1,501
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
NORWAY - 0.5%
10,244		Aker Kvaerner ASA	$140
414,533	*,e	Algeta ASA	15,780
3,027,498		DNB NOR Holding ASA	43,919
10,241		Gjensidige Forsikring BA	151
92,524	e	Norsk Hydro ASA	371
128,643	*	Norwegian Air Shuttle AS	5,624
78,564		Orkla ASA	643
801,413		Petroleum Geo-Services ASA	9,785
33,226	e	Seadrill Ltd	1,338
114,167		Statoil ASA	2,359
78,033		Telenor ASA	1,550
19,261		Yara International ASA	768
		TOTAL NORWAY	82,428

PANAMA - 0.1%
88,400		Copa Holdings S.A. (Class A)	11,591
		TOTAL PANAMA	11,591

PHILIPPINES - 0.2%
14,500,000		Alliance Global Group, Inc	7,796
5,065,900	*	Bloomberry Resorts Corp	1,053
3,500,000		Manila Water Co, Inc	2,622
2,771,610		Metropolitan Bank & Trust	7,090
16,765,400		SM Prime Holdings	6,298
		TOTAL PHILIPPINES	24,859

PORTUGAL - 0.0%
2,732,190	*	Banco Espirito Santo S.A.	2,191
107,485	e	Energias de Portugal S.A.	347
21,138		Galp Energia SGPS S.A.	313
23,623		Jeronimo Martins SGPS S.A.	498
63,066	e	Portugal Telecom SGPS S.A.	245
		TOTAL PORTUGAL	3,594

RUSSIA - 0.1%
105,700		Magnit OAO (GDR)	6,034
800,000		Sberbank of Russian Federation (ADR)	9,077
		TOTAL RUSSIA	15,111

SINGAPORE - 0.5%
206,473		Ascendas Real Estate Investment Trust	362
145,000		CapitaCommercial Trust	167
830,082		CapitaLand Ltd	2,005
682,362		CapitaMall Trust	1,071
95,000		CapitaMalls Asia Ltd	136
150,868		City Developments Ltd	1,269
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
128,028		ComfortDelgro Corp Ltd	$184
622,025		DBS Group Holdings Ltd	7,569
651,134	*	Flextronics International Ltd	5,040
15,255,784		Genting International plc	15,819
4,801,500		Global Logistic Properties	10,386
487,497		Golden Agri-Resources Ltd	215
514,000		Hotel Properties Ltd	1,281
7,082		Jardine Cycle & Carriage Ltd	237
409,425		Keppel Corp Ltd	3,349
704,000		Keppel Land Ltd	1,851
26,000		K-Green Trust	21
62,299		K-REIT Asia	64
103,155	e	Olam International Ltd	133
1,088,699		Oversea-Chinese Banking Corp	8,558
68,609		SembCorp Industries Ltd	267
344,857	e	SembCorp Marine Ltd	1,169
151,492		Singapore Airlines Ltd	1,209
249,560		Singapore Exchange Ltd	1,379
479,963	e	Singapore Press Holdings Ltd	1,578
439,896		Singapore Technologies Engineering Ltd	1,449
2,568,704		Singapore Telecommunications Ltd	7,608
39,274		StarHub Ltd	129
309,022		United Overseas Bank Ltd	4,826
1,055,965		United Overseas Land Ltd	5,582
132,230		Wilmar International Ltd	327
		TOTAL SINGAPORE	85,240

SOUTH AFRICA - 0.1%
300,000		Liberty Holdings Ltd	3,634
1,212,100		Life Healthcare Group Holdings Pte Ltd	4,597
900,000		Sanlam Ltd	4,183
		TOTAL SOUTH AFRICA	12,414

SPAIN - 0.6%
34,377		Abertis Infraestructuras S.A. (Continuous)	599
2,391	e	Acciona S.A.	126
6,596	e	Acerinox S.A.	61
15,230		ACS Actividades Cons y Servicios S.A.	403
874,773		Amadeus IT Holding S.A.	27,997
472,579		Banco Bilbao Vizcaya Argentaria S.A.	3,972
194,636	e	Banco de Sabadell S.A.	323
74,338	*,e	Banco Popular Espanol S.A.	228
982,516		Banco Santander Central Hispano S.A.	6,287
41,871		Cintra Concesiones de Infraestructuras de Transporte S.A.	668
74,210	e	Corp Mapfre S.A.	241
101,204	e	Criteria Caixacorp S.A.	311
1,998,668		Distribuidora Internacional de Alimentacion S.A.	15,098
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
10,573		Enagas	$261
125,000		Endesa S.A.	2,670
219,059	e	Gas Natural SDG S.A.	4,414
14,233		Grifols S.A.	523
234		Grifols S.A. (Class B)	7
454,663		Iberdrola S.A.	2,403
22,352		Inditex S.A.	2,757
110,000		Obrascon Huarte Lain S.A.	3,738
950,000		Prosegur Cia de Seguridad S.A.	5,197
6,055	e	Red Electrica de Espana	333
81,028		Repsol YPF S.A.	1,710
730,276	*	Telefonica S.A.	9,395
15,887		Zardoya Otis S.A.	225
		TOTAL SPAIN	89,947

SWEDEN - 1.0%
34,275		Alfa Laval AB	700
148,213		Assa Abloy AB (Class B)	5,792
68,308		Atlas Copco AB (A Shares)	1,646
39,781		Atlas Copco AB (B Shares)	851
600,000	*	Biovitrum AB	3,590
14,094		Boliden AB	175
1,098,524		Electrolux AB (Series B)	27,721
673,574	e	Elekta AB (B Shares)	10,237
307,657		Ericsson (LM) (B Shares)	3,489
20,780		Getinge AB (B Shares)	631
100,377		Hennes & Mauritz AB (B Shares)	3,303
13,508		Hexagon AB (B Shares)	361
2,486		Holmen AB (B Shares)	67
43,526		Husqvarna AB (B Shares)	230
5,908		Industrivarden AB	99
470,800		Intrum Justitia AB	9,636
45,761		Investor AB (B Shares)	1,228
915,004		Kinnevik Investment AB (Series B)	23,458
12,430	*	Lundin Petroleum AB	246
330,000		Meda AB (A Shares)	3,735
200,000		NCC AB (B Shares)	4,552
296,078		Nordea Bank AB	3,306
9,597		Ratos AB (B Shares)	75
105,526		Sandvik AB	1,260
891,031		Scania AB (B Shares)	17,827
32,415		Securitas AB (B Shares)	283
154,317		Skandinaviska Enskilda Banken AB (Class A)	1,473
38,802		Skanska AB (B Shares)	643
40,017		SKF AB (B Shares)	938
8,386	e	Ssab Svenskt Stal AB (Series A)	50
694,895		Svenska Cellulosa AB (B Shares)	17,427
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
50,438		Svenska Handelsbanken (A Shares)	$2,021
273,403		Swedbank AB (A Shares)	6,262
23,043		Swedish Match AB	818
32,199		Tele2 AB	378
233,881		TeliaSonera AB	1,524
133,238		Volvo AB (B Shares)	1,778
		TOTAL SWEDEN	157,810

SWITZERLAND - 3.9%
173,546		ABB Ltd	3,759
10,449		Actelion Ltd	629
312,250		Adecco S.A.	17,783
8,607		Aryzta AG.	483
46,914		Baloise Holding AG.	4,557
195		Banque Cantonale Vaudoise	97
116		Barry Callebaut AG.	106
19,544		Coca-Cola HBC AG.	457
422,407		Compagnie Financiere Richemont S.A.	37,251
964,432		Credit Suisse Group	25,532
471	*	EMS-Chemie Holding AG.	139
4,062		Geberit AG.	1,006
810		Givaudan S.A.	1,044
845,907		Glencore International AG.	3,502
10,000		Helvetia Holding AG.	4,036
448,630		Holcim Ltd	31,227
12,549		Julius Baer Group Ltd	490
5,612		Kuehne & Nagel International AG.	616
90		Lindt & Spruengli AG.	338
11		Lindt & Spruengli AG. (Reg)	479
318,271		Lonza Group AG.	23,914
1,184,867		Nestle S.A.	77,751
1,692,227		Novartis AG.	119,861
246,000		Novartis AG. (ADR)	17,395
2,566		Pargesa Holding S.A.	171
938		Partners Group	254
4,980		Phonak Holding AG.	527
573,035		Roche Holding AG.	142,226
2,502		Schindler Holding AG.	348
1,071		Schindler Holding AG. (Reg)	145
523		SGS S.A.	1,123
116		Sika AG.	300
67,156	e	STMicroelectronics NV	604
368	e	Straumann Holding AG.	55
1,374		Sulzer AG.	219
3,375		Swatch Group AG.	1,844
3,084		Swatch Group AG. Reg	290
3,201		Swiss Life Holding	520
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

		VALUE
SHARES	COMPANY	(000)
2,979	Swiss Prime Site AG.	$219
553,038	Swiss Re Ltd	41,146
2,373	Swisscom AG.	1,039
57,569	Syngenta AG.	22,450
182,440	Tyco Electronics Ltd	8,308
2,521,731	UBS AG. (Switzerland)	42,803
14,926	Zurich Financial Services AG.	3,869
	TOTAL SWITZERLAND	640,912

TAIWAN - 0.3%
2,000,000	Chipbond Technology Corp	4,867
1,080,000	Cleanaway Co Ltd	8,210
414,000	Ginko International Co Ltd	6,938
1,550,000	High Tech Computer Corp	12,281
981,000	King Slide Works Co Ltd	7,183
900,000	Novatek Microelectronics Corp Ltd	4,336
14,000,000	Taishin Financial Holdings Co Ltd	6,146
360,000	Taiwan Semiconductor Manufacturing Co Ltd	1,303
300,000	TPK Holding Co Ltd	4,772
	TOTAL TAIWAN	56,036

THAILAND - 0.2%
469,000	Advanced Info Service PCL	4,240
850,000	Bangkok Bank PCL (ADR)	5,548
2,111,000	BEC World PCL (Foreign)	3,994
3,859,400	Indorama Ventures PCL (Foreign)	2,209
1,157,000	Kasikornbank PCL - NVDR	7,064
9,500,000	Krung Thai Bank PCL	6,174
4,000,000	Thai Airways International PCL	3,178
	TOTAL THAILAND	32,407

TURKEY - 0.3%
800,000	Haci Omer Sabanci Holding AS	4,206
1,100,000	KOC Holding AS	5,271
1,177,700	TAV Havalimanlari Holding AS	6,888
930,000	Tofas Turk Otomobil Fabrik	5,801
179,700	Tupras Turkiye Petrol Rafine	4,388
180,000	Turk Traktor ve Ziraat Makineleri AS	6,342
1,000,000	Turkiye Garanti Bankasi AS	4,359
1,000,000	Turkiye Is Bankasi (Series C)	2,952
1,400,000	Turkiye Vakiflar Bankasi Tao	3,486
	TOTAL TURKEY	43,693

UKRAINE - 0.0%
407,456	MHP SA (GDR)	6,927
	TOTAL UKRAINE	6,927
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
UNITED ARAB EMIRATES - 0.0%
1,262,925		Emaar Properties PJSC	$1,794
		TOTAL UNITED ARAB EMIRATES	1,794

UNITED KINGDOM - 7.5%
96,771		3i Group plc	497
50,990		Aberdeen Asset Management plc	297
14,189	e	Acergy S.A.	249
20,281		Admiral Group plc	408
485,168		Aggreko plc	12,126
15,706		AMEC plc	240
137,655		Anglo American plc (London)	2,653
939,108		Antofagasta plc	11,379
251,415		ARM Holdings plc	3,041
2,672,735		Ashtead Group plc	26,306
471,328	*	ASOS plc	28,926
139,571		Associated British Foods plc	3,682
124,438		AstraZeneca plc	5,883
11,576		AstraZeneca plc (ADR)	548
1,122,234	*,e	Avanti Communications Group plc	4,489
457,761		Aveva Group plc	15,693
290,976		Aviva plc	1,500
19,436		Babcock International Group	326
340,496		BAE Systems plc	1,983
32,213		Balfour Beatty plc	116
20,196,615		Barclays plc	86,012
1,606,006		BG Group plc	27,292
183,254		BHP Billiton plc	4,673
4,242,106		BP plc	29,440
31,957		BP plc (ADR)	1,334
6,303,229	*	British Airways plc	25,280
183,383		British American Tobacco plc	9,406
541,601		British Land Co plc	4,666
2,767,338		British Sky Broadcasting plc	33,338
1,226,598		Britvic plc	9,570
2,578,126		BT Group plc	12,104
17,576		Bunzl plc	343
173,305		Burberry Group plc	3,565
36,100		Capita Group plc	531
10,172		Carnival plc	354
534,209		Centrica plc	2,922
57,668		Cobham plc	230
586,249		Compass Group plc	7,491
7,392		Croda International plc	279
200,000		Daily Mail & General Trust	2,342
819,401		Delphi Automotive plc	41,535
614,999		Diageo plc	17,636
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
39,407	*	Direct Line Insurance Group plc	$140
1,491,601		easyJet plc	29,401
49,333		Ensco plc	2,867
1,543,106	*	esure Group plc	7,625
1,418,841		Experian Group Ltd	24,659
88,514		GKN plc	405
2,311,497		GlaxoSmithKline plc	57,779
137,882		Group 4 Securicor plc	486
71,189		Hammerson plc	528
12,855		Hargreaves Lansdown plc	174
6,935,865		HSBC Holdings plc	71,801
54,694		ICAP plc	302
17,712		IMI plc	334
223,309		Imperial Tobacco Group plc	7,743
200,000		Inchcape plc	1,523
24,165		Inmarsat plc	247
26,009		InterContinental Hotels Group plc	715
75,992	*	International Consolidated Airlines	305
9,147		Intertek Group plc	407
36,511		Invensys plc	229
51,425		Investec plc	324
204,160		ITV plc	435
125,649		J Sainsbury plc	679
11,440		Johnson Matthey plc	457
130,534		Kingfisher plc	681
78,060		Land Securities Group plc	1,048
11,281,550		Legal & General Group plc	29,404
18,045	*	Liberty Global plc	1,225
82,437	*	Liberty Global plc (Class A)	6,107
56,604		Liberty International plc	269
35,961,547	*	Lloyds TSB Group plc	34,534
16,683		London Stock Exchange Group plc	339
81,128		Man Group plc	102
89,434		Marks & Spencer Group plc	585
41,323		Meggitt plc	326
71,329		Melrose Industries plc	270
540,000		Mondi plc	6,723
18,387,917	*,e	Monitise plc	9,649
360,716		National Grid plc	4,089
1,200,000		New Carphone Warehouse plc	4,545
395,245		Next plc	27,379
484,819		Old Mutual plc	1,331
72,927		Pearson plc	1,297
16,126		Persimmon plc	289
24,252		Petrofac Ltd	441
3,232,431		Prudential plc	52,762
63,926		Reckitt Benckiser Group plc	4,522
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
65,134		Reed Elsevier plc	$741
84,811		Resolution Ltd	367
82,119		Rexam plc	596
222,800		Rightmove plc	7,063
769,403		Rio Tinto plc	31,291
1,775,079		Rolls-Royce Group plc	30,564
350,103		Royal & Sun Alliance Insurance Group plc	635
198,060	*	Royal Bank of Scotland Group plc	822
599,901		SABMiller plc	28,761
120,348		Sage Group plc	622
11,287		Schroders plc	375
95,959		Scottish & Southern Energy plc	2,222
78,723		Segro plc	334
50,787		Serco Group plc	478
24,016		Severn Trent plc	608
40,000		Signet Jewelers Ltd	2,697
91,163		Smith & Nephew plc	1,021
172,657		Smiths Group plc	3,435
1,950,841		Standard Chartered plc	42,353
232,500		Standard Life plc	1,224
449,664		Tate & Lyle plc	5,642
4,222,500		Taylor Woodrow plc	6,152
1,497,173		Telecity Group plc	23,071
692,282		Tesco plc	3,486
1,130,229		Travis Perkins plc	25,026
1,148,136		TUI Travel plc	6,225
273,610		Tullow Oil plc	4,165
407,856		Unilever plc	16,511
70,950		United Utilities Group plc	738
18,659,072		Vodafone Group plc	53,471
46,780		Vodafone Group plc (ADR)	1,344
11,456		Weir Group plc	375
448,409		Whitbread plc	20,860
944,770		William Hill plc	6,335
222,839		WM Morrison Supermarkets plc	887
519,273		Wolseley plc	23,959
2,266,152		WPP plc	38,735
		TOTAL UNITED KINGDOM	1,231,358

UNITED STATES - 54.4%
115,802		3M Co	12,663
85,000		A.O. Smith Corp	3,084
796,312		Abbott Laboratories	27,775
439,156		AbbVie, Inc	18,155
244,270		Abercrombie & Fitch Co (Class A)	11,053
534,073		Accenture plc	38,432
700,197		ACE Ltd	62,654
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
95,599	*	Actavis, Inc	$12,067
47,270		Activision Blizzard, Inc	674
228,043	*	Adobe Systems, Inc	10,390
599,599		ADT Corp	23,894
8,584		Advance Auto Parts, Inc	697
130,000	*	Aecom Technology Corp	4,133
165,386		AES Corp	1,983
331,824		Aetna, Inc	21,084
70,914	*	Affiliated Managers Group, Inc	11,626
75,305		Aflac, Inc	4,377
101,584		AGCO Corp	5,099
45,120		Agilent Technologies, Inc	1,929
30,283		Air Products & Chemicals, Inc	2,773
7,042		Airgas, Inc	672
36,829	*	Akamai Technologies, Inc	1,567
64,200	*	Alaska Air Group, Inc	3,338
9,392		Albemarle Corp	585
120,808		Alcoa, Inc	945
259,536	*	Alexion Pharmaceuticals, Inc	23,940
1,910	*	Alleghany Corp	732
116,505		Allergan, Inc	9,814
145,878	*,e	Alliance Data Systems Corp	26,408
61,872		Alliant Energy Corp	3,120
30,800		Allied World Assurance Co Holdings Ltd	2,819
171,568		Allstate Corp	8,256
33,833		Altera Corp	1,116
1,285,443		Altria Group, Inc	44,978
135,620	*	Amazon.com, Inc	37,660
90,000	*	AMC Networks, Inc	5,887
60,820		Ameren Corp	2,095
42,738		American Capital Agency Corp	983
3,334		American Eagle Outfitters, Inc	61
131,072		American Electric Power Co, Inc	5,869
902,396		American Express Co	67,463
33,900		American Financial Group, Inc	1,658
206,368	*	American International Group, Inc	9,225
238,593		American Tower Corp	17,458
73,761		American Water Works Co, Inc	3,041
197,132		Ameriprise Financial, Inc	15,944
43,202		AmerisourceBergen Corp	2,412
86,367		Ametek, Inc	3,653
751,464		Amgen, Inc	74,139
71,164		Amphenol Corp (Class A)	5,547
437,895		Anadarko Petroleum Corp	37,628
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
48,372		Analog Devices, Inc	$2,180
129,283		Annaly Capital Management, Inc	1,625
19,664	*	Ansys, Inc	1,437
170,000		AOL, Inc	6,202
77,313		Aon plc	4,975
107,413		Apache Corp	9,004
491,557		Apple, Inc	194,696
422,179		Applied Materials, Inc	6,295
64,267	*	Arch Capital Group Ltd	3,304
207,005		Archer Daniels Midland Co	7,020
22,722	*	Arrow Electronics, Inc	905
90,000	*,e	Aruba Networks, Inc	1,382
386,721		Ashland, Inc	32,291
24,086		Assurant, Inc	1,226
2,010,996		AT&T, Inc	71,189
43,952	*	Autodesk, Inc	1,492
9,998	e	Autoliv, Inc	774
79,211		Automatic Data Processing, Inc	5,454
1,375	*	Autonation, Inc	60
12,717	*	Autozone, Inc	5,388
211,440		Avago Technologies Ltd	7,904
17,002		AvalonBay Communities, Inc	2,294
20,763		Avery Dennison Corp	888
29,449	*	Avnet, Inc	989
111,120		Avon Products, Inc	2,337
166,701		Axiall Corp	7,098
377,723		Axis Capital Holdings Ltd	17,292
90,347		Baker Hughes, Inc	4,168
40,277		Ball Corp	1,673
90,000	*,e	Bally Technologies, Inc	5,078
6,015,762		Bank of America Corp	77,363
211,602		Bank of New York Mellon Corp	5,935
8,402		Bard (C.R.), Inc	913
452,932		Baxter International, Inc	31,375
511,414		BB&T Corp	17,327
123,715		Beam, Inc	7,808
53,473		Becton Dickinson & Co	5,285
334,837	*	Bed Bath & Beyond, Inc	23,740
662,403	*	Berkshire Hathaway, Inc (Class B)	74,136
302,920		Best Buy Co, Inc	8,279
154,680	*	Biogen Idec, Inc	33,287
13,312	*	BioMarin Pharmaceuticals, Inc	743
380	*	Bio-Rad Laboratories, Inc (Class A)	43
98,937	*	Biovail Corp (Toronto)	8,531
25,688		BlackRock, Inc	6,598
170,000		Blackstone Group LP	3,580
34,792	*	BMC Software, Inc	1,571
237,170		Boeing Co	24,296
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
157,269	*	BorgWarner, Inc	$13,549
26,053		Boston Properties, Inc	2,748
222,340	*	Boston Scientific Corp	2,061
41,900		Brinker International, Inc	1,652
313,529		Bristol-Myers Squibb Co	14,012
264,811		Broadcom Corp (Class A)	8,940
160,000		Broadridge Financial Solutions, Inc	4,253
145,378	e	Brookfield Office Properties, Inc (Toronto)	2,418
1,312		Brookfield Property Partners LP	27
75,781		Brown-Forman Corp (Class B)	5,119
49,561		Bunge Ltd	3,507
173,672		CA, Inc	4,972
32,589		Cablevision Systems Corp (Class A)	548
269,546		Cabot Oil & Gas Corp	19,143
97,000	*,e	CACI International, Inc (Class A)	6,159
81,437	*	Calpine Corp	1,729
9,729		Camden Property Trust	673
67,265	*	Cameron International Corp	4,114
21,688		Campbell Soup Co	971
73,012		Capital One Financial Corp	4,586
96,715		Cardinal Health, Inc	4,565
206,647	*	CareFusion Corp	7,615
25,400		Carlisle Cos, Inc	1,583
194,574	*	Carmax, Inc	8,982
592,079		Carnival Corp	20,302
127,653	*	Catamaran Corp	6,219
61,335	*	Catamaran Corp (Toronto)	2,985
168,021		Caterpillar, Inc	13,860
75,330	*	CBRE Group, Inc	1,760
294,834		CBS Corp (Class B)	14,409
34,169		Celanese Corp (Series A)	1,531
461,574	*	Celgene Corp	53,963
1,604,871		Centerpoint Energy, Inc	37,698
157,032		CenturyTel, Inc	5,551
46,208	*	Cerner Corp	4,440
72,515		CF Industries Holdings, Inc	12,436
28,402		CH Robinson Worldwide, Inc	1,599
210,512		Charles Schwab Corp	4,469
6,178	*	Charter Communications, Inc	765
217,742	*	Cheniere Energy, Inc	6,045
184,997	e	Chesapeake Energy Corp	3,770
1,293,512		Chevron Corp	153,074
12,829	*	Chipotle Mexican Grill, Inc (Class A)	4,674
29,155		Chubb Corp	2,468
66,222		Church & Dwight Co, Inc	4,087
585,700	*	Ciena Corp	11,374
203,751		Cigna Corp	14,770
17,800		Cimarex Energy Co	1,157
36,423		Cincinnati Financial Corp	1,672
12,834		Cintas Corp	584
4,233,024		Cisco Systems, Inc	102,905
111,594	*	CIT Group, Inc	5,204
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
2,522,760		Citigroup, Inc	$121,017
19,624	*	Citrix Systems, Inc	1,184
415,400	e	Cliffs Natural Resources, Inc	6,750
27,576		Clorox Co	2,293
44,575		CME Group, Inc	3,387
110,226		CMS Energy Corp	2,995
336,895		Coach, Inc	19,233
53,316	*	Cobalt International Energy, Inc	1,417
2,383,104		Coca-Cola Co	95,586
130,762		Coca-Cola Enterprises, Inc	4,598
32,839	*	Cognizant Technology Solutions Corp (Class A)	2,056
326,330		Colgate-Palmolive Co	18,695
2,116,307		Comcast Corp (Class A)	88,631
186,990	e	Comcast Corp (Special Class A)	7,418
154,877		Comerica, Inc	6,169
140,352		Computer Sciences Corp	6,143
780,403		ConAgra Foods, Inc	27,259
173,920	*	Concho Resources, Inc	14,561
374,422		ConocoPhillips	22,653
23,682		Consol Energy, Inc	642
33,939		Consolidated Edison, Inc	1,979
18,324	*	Constellation Brands, Inc (Class A)	955
4,881	*,e	Continental Resources, Inc	420
106,347		Core Laboratories NV	16,129
348,035		Corning, Inc	4,953
370,671		Costco Wholesale Corp	40,985
147,092		Covidien plc	9,243
70,000		Crane Co	4,194
25,345	*	Cree, Inc	1,619
295,895	*	Crown Castle International Corp	21,420
37,295	*	Crown Holdings, Inc	1,534
6,225	*,e	CST Brands, Inc	192
279,532		CSX Corp	6,482
128,405		Cummins, Inc	13,927
787,781		CVS Corp	45,045
105,725		Cytec Industries, Inc	7,744
580,887		Danaher Corp	36,770
13,487		Darden Restaurants, Inc	681
24,744	*	DaVita, Inc	2,989
57,615		Deere & Co	4,681
235,966		Dell, Inc	3,150
350,111	*	Delta Air Lines, Inc	6,551
550,734	*	Denbury Resources, Inc	9,539
37,226		Dentsply International, Inc	1,525
70,046		Devon Energy Corp	3,634
10,739		Diamond Offshore Drilling, Inc	739
21,137		Dick’s Sporting Goods, Inc	1,058
14,087		Digital Realty Trust, Inc	859
97,385		Dillard’s, Inc (Class A)	7,983
328,909	*	DIRECTV	20,267
209,948		Discover Financial Services	10,002
83,738	*	Discovery Communications, Inc (Class A)	6,465
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
22,072	*	Discovery Communications, Inc (Class C)	$1,538
130,721		DISH Network Corp (Class A)	5,558
44,931	*	Dollar General Corp	2,266
25,593	*	Dollar Tree, Inc	1,301
99,918		Dominion Resources, Inc	5,677
42,610		Dover Corp	3,309
837,704		Dow Chemical Co	26,949
65,833		DR Horton, Inc	1,401
34,544		Dr Pepper Snapple Group, Inc	1,587
29,100		DST Systems, Inc	1,901
79,126		DTE Energy Co	5,302
181,021		Du Pont (E.I.) de Nemours & Co	9,504
719,191		Duke Energy Corp	48,545
73,624		Duke Realty Corp	1,148
4,813	e	Dun & Bradstreet Corp	469
308,000		Dunkin Brands Group, Inc	13,189
113,999		East West Bancorp, Inc	3,135
20,863		Eastman Chemical Co	1,461
396,920		Eaton Corp	26,121
26,016		Eaton Vance Corp	978
1,044,034	*	eBay, Inc	53,997
299,942		Ecolab, Inc	25,552
45,843		Edison International	2,208
14,408	*	Edwards Lifesciences Corp	968
63,586	*	Electronic Arts, Inc	1,461
193,096		Eli Lilly & Co	9,485
473,486		EMC Corp	11,184
100,000		EMCOR Group, Inc	4,065
110,306		Emerson Electric Co	6,016
7,702		Energen Corp	403
53,049		Energizer Holdings, Inc	5,332
1,134		Energy Transfer Partners LP	57
1,784	*	Engility Holdings, Inc	51
33,113		Entergy Corp	2,307
254,998		EOG Resources, Inc	33,578
66,719		Equifax, Inc	3,932
10,465	*,e	Equinix, Inc	1,933
37,408		Equitable Resources, Inc	2,969
55,016		Equity Residential	3,194
26,132		Estee Lauder Cos (Class A)	1,719
24,528		Everest Re Group Ltd	3,146
181,907		Exelon Corp	5,617
132,131		Expedia, Inc	7,948
22,043		Expeditors International of Washington, Inc	838
200,000	*	Express Parent LLC	4,194
197,294	*	Express Scripts Holding Co	12,171
2,253,798	d	Exxon Mobil Corp	203,631
204,531	*	F5 Networks, Inc	14,072
174,247	*	Facebook, Inc	4,332
12,282		Family Dollar Stores, Inc	765
36,247		Fastenal Co	1,662
24,363		Federal Realty Investment Trust	2,526
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
80,651		FedEx Corp	$7,951
71,159		Fidelity National Information Services, Inc	3,048
55,992		Fidelity National Title Group, Inc (Class A)	1,333
482,115		Fifth Third Bancorp	8,702
150,000	*	First American Corp	3,475
10,135		First Republic Bank	390
128,442		FirstEnergy Corp	4,796
56,834	*	Fiserv, Inc	4,968
35,000	*	FleetCor Technologies, Inc	2,845
15,949		Flir Systems, Inc	430
70,809		Flowserve Corp	3,824
20,859		Fluor Corp	1,237
28,398		FMC Corp	1,734
157,684	*	FMC Technologies, Inc	8,780
200,000		Foot Locker, Inc	7,026
1,175,061		Ford Motor Co	18,178
53,095	*	Forest Laboratories, Inc	2,177
129,400		Fortune Brands Home & Security, Inc	5,013
26,020	*	Fossil Group, Inc	2,688
47,377		Franklin Resources, Inc	6,444
242,347		Freeport-McMoRan Copper & Gold, Inc (Class B)	6,691
132,869	e	Frontier Communications Corp	538
275,138	e	GameStop Corp (Class A)	11,564
160,000		Gannett Co, Inc	3,914
244,751		Gap, Inc	10,213
12,290	e	Garmin Ltd	444
45,854		General Dynamics Corp	3,592
5,651,162		General Electric Co	131,050
49,569		General Growth Properties, Inc	985
586,956		General Mills, Inc	28,485
18,106,794	*,e,m	General Motors Co	0	^
161,913	*	General Motors Co	5,393
18,159,000	*,m	General Motors Co	0	^
61,921,000	*,e,m	General Motors Co	0	^
13,592,224	*,m	General Motors Co	0	^
530,757	*,m	General Motors Co	0	^
69,850,000	*,m	General Motors Co	0	^
4,461,000	*,m	General Motors Co	0	^
19,417,463	*,m	General Motors Co	0	^
29,845,445	*,m	General Motors Co	0	^
26,439,985	*,m	General Motors Co	0	^
32,751		Genuine Parts Co	2,557
9,439	*	Genworth Financial, Inc (Class A)	108
1,586,024	*	Gilead Sciences, Inc	81,220
120,000		Global Payments, Inc	5,558
130,900		GNC Holdings, Inc	5,787
236,938		Goldman Sachs Group, Inc	35,837
463,900	*	Goodyear Tire & Rubber Co	7,093
155,320	*	Google, Inc (Class A)	136,739
500,000	*	Graphic Packaging Holding Co	3,870
74,397	*,e	Green Mountain Coffee Roasters, Inc	5,584
400,000	*,e	Groupon, Inc	3,400
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
30,662		H&R Block, Inc	$851
1		H.B. Fuller Co	0	^
1,023,722		Halliburton Co	42,710
135,000		Hanesbrands, Inc	6,942
23,955		Harley-Davidson, Inc	1,313
12,118		Harris Corp	597
698,579		Hartford Financial Services Group, Inc	21,600
30,622	e	Hasbro, Inc	1,373
200,898		HCA Holdings, Inc	7,244
66,429		HCP, Inc	3,019
32,500		Health Care REIT, Inc	2,178
162,198	*	Health Net, Inc	5,161
170,000	*	Healthsouth Corp	4,896
17,639		Helmerich & Payne, Inc	1,102
19,074	*	Henry Schein, Inc	1,826
54,099		Hershey Co	4,830
904,354	*	Hertz Global Holdings, Inc	22,428
120,220		Hess Corp	7,993
1,486,235		Hewlett-Packard Co	36,859
116,000		Hillshire Brands Co	3,837
21,552		Holly Corp	922
49,039	*	Hologic, Inc	946
1,238,757		Home Depot, Inc	95,967
976,363		Honeywell International, Inc	77,465
15,043		Hormel Foods Corp	580
27,888	*	Hospira, Inc	1,068
916,552		Host Marriott Corp	15,462
75,048		Hudson City Bancorp, Inc	687
91,637		Humana, Inc	7,732
1,016,300		Huntington Bancshares, Inc	8,008
321,379		Huntsman Corp	5,322
152,900		IAC/InterActiveCorp	7,272
60,000	e	Icahn Enterprises LP	4,366
6,477	*	IHS, Inc (Class A)	676
93,890		Illinois Tool Works, Inc	6,494
50,620	*,e	Illumina, Inc	3,788
299,306		Ingersoll-Rand plc	16,617
92,000		Ingredion, Inc	6,037
9,630		Integrys Energy Group, Inc	564
1,842,559		Intel Corp	44,627
9,142	*	IntercontinentalExchange, Inc	1,625
582,830		International Business Machines Corp	111,385
8,656		International Flavors & Fragrances, Inc	651
364,325		International Game Technology	6,088
219,457		International Paper Co	9,724
161,409		Interpublic Group of Cos, Inc	2,348
479,262		Intuit, Inc	29,249
12,511	*	Intuitive Surgical, Inc	6,338
525,414		Invesco Ltd	16,708
15,188		Iron Mountain, Inc	404
181,546	*	iShares China Large-Cap ETF	5,904
1,196,049	e	iShares MSCI Canada Index Fund	31,336
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,901,556		iShares MSCI EAFE Index Fund	$109,111
140,000		ITT Corp	4,117
63,800	*,e	ITT Educational Services, Inc	1,557
21,106		J.B. Hunt Transport Services, Inc	1,525
36,959		J.M. Smucker Co	3,812
247,730	*	Jacobs Engineering Group, Inc	13,657
671,064	*	Jarden Corp	29,359
70,000	*	Jazz Pharmaceuticals plc	4,811
21,737	*,e	JC Penney Co, Inc	371
280,000	*	JDS Uniphase Corp	4,026
1,665,220		Johnson & Johnson	142,976
102,238		Johnson Controls, Inc	3,659
154,150		Joy Global, Inc	7,481
1,945,204		JPMorgan Chase & Co	102,687
91,027	*	Juniper Networks, Inc	1,758
73,961		Kansas City Southern Industries, Inc	7,837
1,399	e	KB Home	27
448,833		KBR, Inc	14,587
38,341		Kellogg Co	2,463
50,000		Kennametal, Inc	1,941
193,042		Keycorp	2,131
97,848		Kimberly-Clark Corp	9,505
103,604		Kimco Realty Corp	2,220
11,673	*	Kinder Morgan Management LLC	976
84,673		Kinder Morgan, Inc	3,230
23,715		Kla-Tencor Corp	1,322
23,046		Kohl’s Corp	1,164
108,012		Kraft Foods Group, Inc	6,035
1,085,498		Kroger Co	37,493
110,066		L Brands, Inc	5,421
20,699		L-3 Communications Holdings, Inc	1,775
12,824	*	Laboratory Corp of America Holdings	1,284
325,040	*	Lam Research Corp	14,412
499,046		Las Vegas Sands Corp	26,415
95,000		Lear Corp	5,744
12,672		Legg Mason, Inc	393
32,105		Leggett & Platt, Inc	998
129,700		Lender Processing Services, Inc	4,196
20,575	e	Lennar Corp (Class A)	742
31,393		Leucadia National Corp	823
15,834	*	Level 3 Communications, Inc	334
22,021	*	Liberty Media Corp	2,791
108,230	*	Liberty Media Holding Corp (Interactive A)	2,490
18,967		Liberty Property Trust	701
30,904	*	Life Technologies Corp	2,287
123,242		Lincoln National Corp	4,495
89,245		Linear Technology Corp	3,288
41,449	*	LinkedIn Corp	7,390
200,000	*,e	Lions Gate Entertainment Corp	5,494
63,720	*	LKQ Corp	1,641
36,047		Lockheed Martin Corp	3,910
45,604		Loews Corp	2,025
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
113,268		Lorillard, Inc	$4,948
431,579		Lowe’s Companies, Inc	17,652
68,300	*	LSI Logic Corp	488
373,101		LyondellBasell Industries AF S.C.A	24,722
12,860	e	M&T Bank Corp	1,437
23,196		Macerich Co	1,414
285,793		Macy’s, Inc	13,718
1	*	Madison Square Garden, Inc	0	^
8,318		Manpower, Inc	456
417,048		Marathon Oil Corp	14,422
138,154		Marathon Petroleum Corp	9,817
6,519	*	Markel Corp	3,435
52,331		Marriott International, Inc (Class A)	2,113
892,847		Marsh & McLennan Cos, Inc	35,642
4,772		Martin Marietta Materials, Inc	470
474,507		Marvell Technology Group Ltd	5,556
162,677		Masco Corp	3,171
120,000	*	Mastec, Inc	3,948
77,452		Mastercard, Inc (Class A)	44,496
72,864		Mattel, Inc	3,301
116,826		Maxim Integrated Products, Inc	3,245
26,865		McCormick & Co, Inc	1,890
4,517	*	McDermott International, Inc	37
339,301		McDonald’s Corp	33,591
39,908		McGraw-Hill Cos, Inc	2,123
432,461		McKesson Corp	49,517
679		MDC Holdings, Inc	22
18,979		MDU Resources Group, Inc	492
108,454		Mead Johnson Nutrition Co	8,593
38,045		MeadWestvaco Corp	1,298
40,000	*	Medivation, Inc	1,968
725,149		Medtronic, Inc	37,323
1,518,052		Merck & Co, Inc	70,514
892,106		Metlife, Inc	40,823
43,822	*	MGM Mirage	648
64,673	*	Michael Kors Holdings Ltd	4,011
20,489	e	Microchip Technology, Inc	763
215,583	*	Micron Technology, Inc	3,089
4,241,537		Microsoft Corp	146,460
27,145	*	Mohawk Industries, Inc	3,054
15,492		Molson Coors Brewing Co (Class B)	741
529,640		Mondelez International, Inc	15,111
471,935		Monsanto Co	46,627
111,791	*	Monster Beverage Corp	6,794
21,290		Moody’s Corp	1,297
464,930		Morgan Stanley	11,358
32,487		Mosaic Co	1,748
143,299		Motorola, Inc	8,273
44,935		Murphy Oil Corp	2,736
589,610	*	Mylan Laboratories, Inc	18,296
173,284		Nabors Industries Ltd	2,653
12,974		Nasdaq Stock Market, Inc	425
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
124,723		National Oilwell Varco, Inc	$8,593
1,239	*,e	Navistar International Corp	34
214,777	*	NetApp, Inc	8,114
24,839	*,e	NetFlix, Inc	5,243
100,000	*	NeuStar, Inc (Class A)	4,868
65,579	e	New York Community Bancorp, Inc	918
230,161		Newell Rubbermaid, Inc	6,042
62,829		Newmont Mining Corp	1,882
196,790		News Corp (Class A)	6,415
46,037		News Corp (Class B)	1,511
133,970		NextEra Energy, Inc	10,916
39,086		Nielsen Holdings NV	1,313
250,330		Nike, Inc (Class B)	15,941
128,786		NiSource, Inc	3,688
119,797		Noble Corp	4,502
137,888		Noble Energy, Inc	8,279
34,031		Nordstrom, Inc	2,040
58,160		Norfolk Southern Corp	4,225
121,717		Northeast Utilities	5,115
80,544		Northern Trust Corp	4,663
48,420		Northrop Grumman Corp	4,009
531,232		NRG Energy, Inc	14,184
29,934	*	Nuance Communications, Inc	550
99,291		Nucor Corp	4,301
170,000		NV Energy, Inc	3,988
130,864		Nvidia Corp	1,836
13,775	*	NVR, Inc	12,701
25,827		NYSE Euronext	1,069
42,193		Oaktree Capital Group LLC	2,217
670,419		Occidental Petroleum Corp	59,821
44,562		Oceaneering International, Inc	3,217
118,000	*	Ocwen Financial Corp	4,864
44,921		OGE Energy Corp	3,064
12,815		Omnicare, Inc	611
41,096		Omnicom Group, Inc	2,584
1,680,000	*	ON Semiconductor Corp	13,574
40,759		Oneok, Inc	1,684
40,986	*	Onyx Pharmaceuticals, Inc	3,558
3,078,976		Oracle Corp	94,586
3,103		Oracle Corp Japan	129
45,046	*	O’Reilly Automotive, Inc	5,073
501,043	*	Orient-Express Hotels Ltd (Class A)	6,093
130,000	*	Oshkosh Truck Corp	4,936
32,621	*	Owens Corning, Inc	1,275
39,657	*	Owens-Illinois, Inc	1,102
55,030		Paccar, Inc	2,953
90,000		Packaging Corp of America	4,406
17,962		Pall Corp	1,193
13,125	*	Panera Bread Co (Class A)	2,440
90,000	*	Parexel International Corp	4,135
147,533		Parker Hannifin Corp	14,075
141,284		PartnerRe Ltd	12,795
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
17,211		Patterson Cos, Inc	$647
41,456		Paychex, Inc	1,514
60,529		Peabody Energy Corp	886
532,000	*	Penn National Gaming, Inc	28,122
395,366		Pentair Ltd	22,809
52,998		People’s United Financial, Inc	790
37,553		Pepco Holdings, Inc	757
892,845		PepsiCo, Inc	73,026
43,451		Perrigo Co	5,258
151,030		Petsmart, Inc	10,117
4,613,594		Pfizer, Inc	129,227
53,553		PG&E Corp	2,449
904,636		Philip Morris International, Inc	78,360
233,321		Phillips 66	13,745
136,975		Phillips-Van Heusen Corp	17,129
299,800	*	Pilgrim’s Pride Corp	4,479
70,571		Pinnacle West Capital Corp	3,915
37,143		Pioneer Natural Resources Co	5,376
10,800	e	Pitney Bowes, Inc	159
27,100		Plum Creek Timber Co, Inc	1,265
77,651		PNC Financial Services Group, Inc	5,662
6,933		Polaris Industries, Inc	659
63,864		PPG Industries, Inc	9,350
107,536		PPL Corp	3,254
87,182		Praxair, Inc	10,040
95,129		Precision Castparts Corp	21,500
17,107	*	Priceline.com, Inc	14,150
102,147		Principal Financial Group	3,825
80,000		ProAssurance Corp	4,173
1,414,951		Procter & Gamble Co	108,937
60,715		Progressive Corp	1,543
195,041		Prologis, Inc	7,357
290,569		Prudential Financial, Inc	21,220
76,886		Public Service Enterprise Group, Inc	2,511
56,682		Public Storage, Inc	8,691
552,616	*	Pulte Homes, Inc	10,483
1,053,761		Qualcomm, Inc	64,364
23,110	*	Quanta Services, Inc	611
20,871		Quest Diagnostics, Inc	1,265
29,842		Questar Market Resources, Inc	829
100,000		Questcor Pharmaceuticals, Inc	4,546
13,438	*	Rackspace Hosting, Inc	509
26,641	*	Rally Software Development Corp	661
9,421		Ralph Lauren Corp	1,637
68,726		Range Resources Corp	5,314
143,861		Raymond James Financial, Inc	6,183
27,038		Rayonier, Inc	1,498
51,774		Raytheon Co	3,423
764,905	*	Realogy Holdings Corp	36,746
19,930		Realty Income Corp	835
54,554	*	Red Hat, Inc	2,609
14,489		Regency Centers Corp	736
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
8,220	*	Regeneron Pharmaceuticals, Inc	$1,849
1,015,594		Regions Financial Corp	9,679
60,000		Reliance Steel & Aluminum Co	3,934
32,586		RenaissanceRe Holdings Ltd	2,828
53,721		Republic Services, Inc	1,823
29,406	e	Resmed, Inc	1,327
112,698		Reynolds American, Inc	5,451
1,400,000	*	Rite Aid Corp	4,004
16,377		Robert Half International, Inc	544
60,695		Rock-Tenn Co (Class A)	6,062
15,586		Rockwell Automation, Inc	1,296
254,181		Rockwell Collins, Inc	16,118
107,789		Roper Industries, Inc	13,390
47,822		Ross Stores, Inc	3,099
220,000	*	Rovi Corp	5,025
18,787	*	Rowan Cos plc	640
124,592		Royal Caribbean Cruises Ltd	4,154
185,482	e	Safeway, Inc	4,389
58,726		SAIC, Inc	818
154,184	*	Salesforce.com, Inc	5,887
110,000	*	Salix Pharmaceuticals Ltd	7,276
90,663	*	SanDisk Corp	5,540
2,945,700		Sands China Ltd	13,765
84,237	*	SBA Communications Corp (Class A)	6,244
33,037		SCANA Corp	1,622
474,275		Schlumberger Ltd	33,987
40,630		Scripps Networks Interactive (Class A)	2,712
157,457		Seagate Technology, Inc	7,059
431,742		Sealed Air Corp	10,340
5,408	*,e	Sears Holdings Corp	228
14,896		SEI Investments Co	423
161,448		Sempra Energy	13,200
13,512	*	Sensata Technologies Holding BV	472
400,000		Service Corp International	7,212
31,911		Sherwin-Williams Co	5,635
12,705		Sigma-Aldrich Corp	1,021
242,152		Simon Property Group, Inc	38,241
354,578	e	Sirius XM Radio, Inc	1,188
19,026		SL Green Realty Corp	1,678
94,881		SLM Corp	2,169
180,676		Southern Co	7,973
39,290		Southwest Airlines Co	506
60,857	*	Southwestern Energy Co	2,223
306,433		SPDR Trust Series 1	49,032
1,052,836		Spectra Energy Corp	36,281
120,000	*	Spirit Airlines, Inc	3,812
50,000	*	Splunk, Inc	2,318
786,170	*	Sprint Nextel Corp	5,519
5,553		SPX Corp	400
50,009		St. Jude Medical, Inc	2,282
180,712		Stanley Works	13,969
177,086		Staples, Inc	2,809
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
360,846		Starbucks Corp	$23,632
77,182		Starwood Hotels & Resorts Worldwide, Inc	4,877
953,847		State Street Corp	62,200
79,839	*	Stericycle, Inc	8,817
81,725		Stryker Corp	5,286
256,285		SunTrust Banks, Inc	8,091
37,367	*	Superior Energy Services	969
250,000	*	Swift Transportation Co, Inc	4,135
662,536		Symantec Corp	14,887
32,728	*	Synopsys, Inc	1,170
222,157		Synovus Financial Corp	649
63,893		Sysco Corp	2,183
30,091		T Rowe Price Group, Inc	2,201
41,214	*	Tableau Software, Inc	2,284
477,294		Target Corp	32,866
1,079		Taubman Centers, Inc	81
131,584		TCF Financial Corp	1,866
48,506		TD Ameritrade Holding Corp	1,178
2,315	*	Tenet Healthcare Corp	107
100,000	*	Tenneco, Inc	4,528
22,631	*	Teradata Corp	1,137
95,400	*	Teradyne, Inc	1,676
57,799		Tesoro Corp	3,024
229,110		Texas Instruments, Inc	7,989
83,267		Textron, Inc	2,169
306,794		Thermo Electron Corp	25,964
15,853		Tiffany & Co	1,155
101,987		Time Warner Cable, Inc	11,471
782,170		Time Warner, Inc	45,225
106,233		Timken Co	5,979
240,592		TJX Companies, Inc	12,044
33,194		T-Mobile US, Inc	824
18,086	*	Toll Brothers, Inc	590
374,126	e	TonenGeneral Sekiyu KK	3,620
49,295		Torchmark Corp	3,211
34,069		Total System Services, Inc	834
51,964		Tractor Supply Co	6,111
5,589		TransDigm Group, Inc	876
19,525		Transocean Ltd	938
70,000		Transocean Ltd-NYSE	3,356
60,520		Travelers Cos, Inc	4,837
153,395	*	TRI Pointe Homes, Inc	2,543
62,500	*	Tribune Co	3,556
54,794	*	Trimble Navigation Ltd	1,425
48,868	*	TripAdvisor, Inc	2,975
86,259	*	TRW Automotive Holdings Corp	5,731
271,465	*	Tumi Holdings, Inc	6,515
75,211		Tupperware Corp	5,843
1,044,453		Tyco International Ltd	34,415
221,712		Tyson Foods, Inc (Class A)	5,694
20,953	*	UAL Corp	656
27,071		UDR, Inc	690
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
7,217		Ulta Salon Cosmetics & Fragrance, Inc	$723
27,195	*,e	Ultra Petroleum Corp	539
9,502	*	Under Armour, Inc (Class A)	567
469,202		Union Pacific Corp	72,388
303,422		United Parcel Service, Inc (Class B)	26,240
463,411		United Technologies Corp	43,069
700,942		UnitedHealth Group, Inc	45,898
1,790		Universal Health Services, Inc (Class B)	120
59,599		UnumProvident Corp	1,750
14,783	*	Urban Outfitters, Inc	595
1,092,484		US Bancorp	39,493
287,662		Valero Energy Corp	10,002
60,000		Valspar Corp	3,880
80,000	*	Valueclick, Inc	1,974
14,227	*	Varian Medical Systems, Inc	960
104,484		Ventas, Inc	7,257
16,544	*	VeriSign, Inc	739
453,987	*	Verisk Analytics, Inc	27,103
2,011,724		Verizon Communications, Inc	101,270
90,100	*	Vertex Pharmaceuticals, Inc	7,196
46,438		VF Corp	8,965
703,589		Viacom, Inc (Class B)	47,879
257,821		Visa, Inc (Class A)	47,117
200,000	*	Vishay Intertechnology, Inc	2,778
70,000	*	Visteon Corp	4,418
75,431	*	VMware, Inc (Class A)	5,053
24,707		Vornado Realty Trust	2,047
16,557		Vulcan Materials Co	802
57,595		W.R. Berkley Corp	2,353
19,165		W.W. Grainger, Inc	4,833
157,249		Walgreen Co	6,950
641,784		Wal-Mart Stores, Inc	47,806
908,991		Walt Disney Co	57,403
526,800	e	Walter Energy, Inc	5,479
418,095		Warner Chilcott plc	8,312
48,301		Waste Management, Inc	1,948
9,297	*	Waters Corp	930
1,197,171	*	Weatherford International Ltd	16,401
27,899	*	WellCare Health Plans, Inc	1,550
192,227		WellPoint, Inc	15,732
3,684,279		Wells Fargo & Co	152,050
114,160		Western Digital Corp	7,088
100,475		Western Union Co	1,719
50,000		Westlake Chemical Corp	4,820
204,686		Weyerhaeuser Co	5,832
90,162		Whirlpool Corp	10,311
13,872	*	Whiting Petroleum Corp	639
139,162		Whole Foods Market, Inc	7,164
285,037		Williams Cos, Inc	9,255
18,473	e	Willis Group Holdings plc	753
62,734	e	Windstream Corp	484
97,595		Wisconsin Energy Corp	4,000
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
150,000	*	WisdomTree Japan Hedged Equity Fund	$6,841
40,000	e	Wolverine World Wide, Inc	2,184
3,710	*	WPX Energy, Inc	70
56,170		Wyndham Worldwide Corp	3,215
13,507		Wynn Resorts Ltd	1,729
147,745		Xcel Energy, Inc	4,187
457,556		Xerox Corp	4,150
27,360		Xilinx, Inc	1,084
30,938		Xylem, Inc	833
1,130,694	*	Yahoo!, Inc	28,392
281,621		Yum! Brands, Inc	19,528
51,702		Zimmer Holdings, Inc	3,875
964,353	e	Zoetis Inc	29,789
		TOTAL UNITED STATES	8,941,648
		TOTAL COMMON STOCKS	16,173,565
		(Cost $14,156,880)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
4,102		ASX Ltd	12
681,005	m	GPT Group	0	^
		TOTAL AUSTRALIA	12

FRANCE - 0.0%
4,156		Groupe Fnac	11
		TOTAL FRANCE	11

HONG KONG - 0.0%
18,063	m	First Pacific Co Ltd	0	^
12,973	m	New World Development Co Ltd	0	^
		TOTAL HONG KONG	0	^

MALAYSIA - 0.0%
51,780		IJM Land BHD - CW13	24
		TOTAL MALAYSIA	24

SINGAPORE - 0.0%
13,977		Olam International Ltd	4
		TOTAL SINGAPORE	4

SPAIN - 0.0%
46,595		Repsol S.A.	26
		TOTAL SPAIN	26

UNITED STATES - 0.0%
21,280		Kinder Morgan, Inc	109
		TOTAL UNITED STATES	109

		TOTAL RIGHTS / WARRANTS	186
		(Cost $94)
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATES	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 4.3%
TREASURY DEBT - 1.4%
$8,800,000	d	United States Treasury Bill	0.050%	07/18/13	$8,800
2,100,000		United States Treasury Bill	0.070-0.075	07/25/13	2,100
7,500,000	d	United States Treasury Bill	0.074-0.085	08/08/13	7,499
1,000,000		United States Treasury Bill	0.040	08/15/13	1,000
6,500,000	d	United States Treasury Bill	0.048	08/22/13	6,500
51,200,000	d	United States Treasury Bill	0.045-0.071	09/19/13	51,196
60,400,000		United States Treasury Bill	0.040-0.080	09/26/13	60,395
7,000,000	d	United States Treasury Bill	0.050	10/03/13	6,999
3,000,000	d	United States Treasury Bill	0.055	10/10/13	2,999
30,300,000	d	United States Treasury Bill	0.081	10/17/13	30,295
34,300,000	d	United States Treasury Bill	0.060-0.071	11/07/13	34,294
19,800,000	d	United States Treasury Bill	0.070	11/21/13	19,795
		TOTAL TREASURY DEBT			231,872

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
REPURCHASE AGREEMENT - 2.6%
56,000,000	n	Barclays	0.100	07/01/13	56,000
41,000,000	o	BNP-A	0.100	07/01/13	41,000
43,000,000	p	Calyon-A	0.100	07/01/13	43,000
102,000,000	q	Calyon-C	0.110	07/01/13	102,000
90,000,000	r	Mizuho Securities	0.100	07/01/13	90,000
19,000,000	s	Morgan Stanley	0.120	07/01/13	19,000
45,000,000	t	Royal Bank of Scotland	0.100	07/01/13	45,000
29,000,000	u	Societe Generale	0.100	07/01/13	29,000
		TOTAL REPURCHASE AGREEMENT			425,000

VARIABLE RATE SECURITIES - 0.3%
2,088,225		Granite Master Issuer plc 2006	0.392	12/20/50	2,023
1,789,908		Granite Master Issuer plc 2007	0.392	12/20/50	1,734
1,063,471		Medallion Trust 2005	0.313	08/22/36	1,056
779,348		Nelnet Student Loan Trust 2007	0.523	09/25/18	778
1,836,230		Puma Finance Ltd	0.414	02/21/38	1,812
30,000,000		SLM Student Loan Trust 2007	0.316	01/25/19	29,485
4,104,278		SLM Student Loan Trust 2008	0.626	10/25/16	4,096
		TOTAL VARIABLE RATE SECURITIES			40,984

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			465,984

		TOTAL SHORT-TERM INVESTMENTS			697,856
		(Cost $698,352)
		TOTAL INVESTMENTS - 102.7%			16,871,607
		(Cost $14,855,326)
		OTHER ASSETS & LIABILITIES, NET - (2.7)%			(437,095)
		NET ASSETS - 100.0%			$16,434,512
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $490,267,000.
m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclays, 0.10% dated 06/28/13 to be repurchased at $56,000,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $57,120,000.
o	Agreement with BNP-A, 0.10% dated 06/28/13 to be repurchased at $41,000,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $41,820,000.
p	Agreement with Calyon-A, 0.10% dated 06/28/13 to be repurchased at $43,000,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $43,956,000.
q	Agreement with Calyon-C, 0.11% dated 06/28/13 to be repurchased at $102,001,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $104,040,000.
r	Agreement with Mizuho Securities, 0.10% dated 06/28/13 to be repurchased at $90,001,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $91,801,000.
s	Agreement with Morgan Stanley, 0.12% dated 06/28/13 to be repurchased at $19,000,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $19,380,000.
t	Agreement with Royal Bank of Scotland, 0.10% dated 06/28/13 to be repurchased at $45,001,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $45,901,000.
u	Agreement with Societe Generale, 0.10% dated 06/28/13 to be repurchased at $29,000,000 on 07/01/13, collateralized by U.S. Government Agency Securities valued at $29,580,000.

Cost amounts are in thousands.

234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2013

	VALUE	% OF
SECTOR	(000)	NET ASSETS
FINANCIALS	$3,582,153	21.7%
CONSUMER DISCRETIONARY	2,445,949	14.9
INFORMATION TECHNOLOGY	1,967,060	12.0
HEALTH CARE	1,954,665	11.9
INDUSTRIALS	1,899,366	11.6
CONSUMER STAPLES	1,351,988	8.2
ENERGY	1,312,136	8.0
MATERIALS	874,026	5.3
TELECOMMUNICATION SERVICES	415,127	2.5
UTILITIES	371,281	2.3
SHORT-TERM INVESTMENTS	697,856	4.3
OTHER ASSETS & LIABILITIES, NET	(437,095)	(2.7)

NET ASSETS	$16,434,512	100.0%

235

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 2.1%
2,380		Allison Transmission Holdings, Inc	$55
58,954	*	BorgWarner, Inc	5,079
2,849,987		Delphi Automotive plc	144,466
1,781,735		Ford Motor Co	27,563
1,169,096	*	General Motors Co	38,943
42,365		Gentex Corp	976
1,120,025	*	Goodyear Tire & Rubber Co	17,125
114,117		Harley-Davidson, Inc	6,256
101,800		Icahn Enterprises LP	7,408
255,720		Lear Corp	15,461
106,400		Magna International, Inc - Class A (NY)	7,578
100,000		Renault S.A.	6,736
309,600	*	Tenneco, Inc	14,019
172,344	*,e	Tesla Motors, Inc	18,515
22,480		Thor Industries, Inc	1,105
364,451	*	Visteon Corp	23,004
		TOTAL AUTOMOBILES & COMPONENTS	334,289

BANKS - 0.2%
435,900		Fifth Third Bancorp	7,868
1,606,300		Huntington Bancshares, Inc	12,658
255,690	*,e	Nationstar Mortgage Holdings, Inc	9,573
52,587	*	Ocwen Financial Corp	2,167
2,349	*	Signature Bank	195
		TOTAL BANKS	32,461

CAPITAL GOODS - 8.0%
523,440		3M Co	57,238
16,676		A.O. Smith Corp	605
294,210	*	Aecom Technology Corp	9,353
124,127		Ametek, Inc	5,251
13,593		Armstrong World Industries, Inc	650
39,380		Babcock & Wilcox Co	1,183
47,053	*	BE Aerospace, Inc	2,968
1,954,910		Boeing Co	200,261
3,346		Carlisle Cos, Inc	208
91,242		Caterpillar, Inc	7,527
452,501		Chicago Bridge & Iron Co NV	26,996
169,600		CNH Global NV	7,066
42,971	*	Colfax Corp	2,239
150,821		Crane Co	9,037
432,299		Cummins, Inc	46,887
61,881		Danaher Corp	3,917
197,571		Deere & Co	16,053
236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
69,510		Donaldson Co, Inc	$2,479
64,055		Dover Corp	4,974
273,809		Emerson Electric Co	14,934
151,025		Fastenal Co	6,924
282,273		Flowserve Corp	15,246
220,757		Fluor Corp	13,093
587,361		Fortune Brands Home & Security, Inc	22,754
848,270		General Electric Co	19,671
31,738		Graco, Inc	2,006
50,648	*	Hexcel Corp	1,725
1,263,974		Honeywell International, Inc	100,284
102,001		Hubbell, Inc (Class B)	10,098
25,295		Huntington Ingalls	1,429
39,005		IDEX Corp	2,099
152,818		Illinois Tool Works, Inc	10,570
765,193		Ingersoll-Rand plc	42,483
45,391		ITT Corp	1,335
264,934		Joy Global, Inc	12,857
226,800		KBR, Inc	7,371
26,095		Lennox International, Inc	1,684
349,468		Lincoln Electric Holdings, Inc	20,014
294,797		Lockheed Martin Corp	31,974
66,509		Manitowoc Co, Inc	1,191
551,133		Masco Corp	10,742
17,163	*	MRC Global, Inc	474
140,471		MSC Industrial Direct Co (Class A)	10,881
93,302		Nordson Corp	6,467
203,300	*	Oshkosh Truck Corp	7,719
24,297		Paccar, Inc	1,304
195,218		Pall Corp	12,968
135,900		Parker Hannifin Corp	12,965
630,964		Precision Castparts Corp	142,604
22,323	*	Quanta Services, Inc	591
197,928		Rockwell Automation, Inc	16,456
61,575		Rockwell Collins, Inc	3,904
519,376		Roper Industries, Inc	64,517
76,193		Snap-On, Inc	6,810
10,763	*	SolarCity Corp	407
10,701	*	Spirit Aerosystems Holdings, Inc (Class A)	230
6,894		Stanley Works	533
449,300	*	Terex Corp	11,817
670,200		Textron, Inc	17,459
253,400		Timken Co	14,261
31,211		Toro Co	1,417
27,453		TransDigm Group, Inc	4,304
196,400		Trinity Industries, Inc	7,550
79,748		Triumph Group, Inc	6,312
49,319	*,e	United Rentals, Inc	2,461
587,832		United Technologies Corp	54,633
123,022		Valmont Industries, Inc	17,603
467,378		W.W. Grainger, Inc	117,863
60,655	*	WABCO Holdings, Inc	4,530
237

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
49,008		Westinghouse Air Brake Technologies Corp	$2,618
5,718		Xylem, Inc	154
		TOTAL CAPITAL GOODS	1,307,188

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
128,000		ADT Corp	5,101
270,976		Avery Dennison Corp	11,587
14,784		Cintas Corp	673
28,698	*	Clean Harbors, Inc	1,450
53,825	*	Copart, Inc	1,658
36,048		Corrections Corp of America	1,221
18,404	e	Dun & Bradstreet Corp	1,793
145,777	e	Edenred	4,464
61,344		Equifax, Inc	3,615
32,959	*	IHS, Inc (Class A)	3,440
78,126		Iron Mountain, Inc	2,079
13,715		KAR Auction Services, Inc	314
1,191,295		Nielsen Holdings NV	40,015
203,589	e	Pitney Bowes, Inc	2,989
49,077		R.R. Donnelley & Sons Co	687
71,083		Robert Half International, Inc	2,362
34,933		Rollins, Inc	905
378,363	*	Stericycle, Inc	41,783
256,000		Tyco International Ltd	8,435
1,402,553	*	Verisk Analytics, Inc	83,732
58,964		Waste Connections, Inc	2,426
19,062		Waste Management, Inc	769
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	221,498

CONSUMER DURABLES & APPAREL - 3.2%
30,142		Carter’s, Inc	2,233
356,191		Coach, Inc	20,335
34,244	*,e	Deckers Outdoor Corp	1,730
327,267	*	Fossil Group, Inc	33,810
739,073		Hanesbrands, Inc	38,003
49,729	e	Hasbro, Inc	2,229
841,778	*	Jarden Corp	36,828
1,041,339		Luxottica Group S.p.A.	52,687
359,797		LVMH Moet Hennessy Louis Vuitton S.A.	58,415
273,758		Mattel, Inc	12,404
102,103	*	Michael Kors Holdings Ltd	6,332
85,032		Newell Rubbermaid, Inc	2,232
1,435,845		Nike, Inc (Class B)	91,435
29,334	*	NVR, Inc	27,046
94,076		Phillips-Van Heusen Corp	11,764
52,656		Polaris Industries, Inc	5,002
1,729,777	*	Pulte Homes, Inc	32,814
219,099		Ralph Lauren Corp	38,066
356,100	*	Sony Corp (ADR)	7,546
13,562	*	Taylor Morrison Home Corp	331
31,826	*	Tempur-Pedic International, Inc	1,397
116,951		Tupperware Corp	9,086
238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
42,397	*,e	Under Armour, Inc (Class A)	$2,531
44,578		VF Corp	8,606
101,397		Whirlpool Corp	11,596
		TOTAL CONSUMER DURABLES & APPAREL	514,458

CONSUMER SERVICES - 3.5%
290,730	*,e	Bally Technologies, Inc	16,403
36,526		Brinker International, Inc	1,440
49,880		Burger King Worldwide, Inc	973
47,243	*	Chipotle Mexican Grill, Inc (Class A)	17,213
1,329	e	Choice Hotels International, Inc	53
43,151		Darden Restaurants, Inc	2,178
28,002		Domino’s Pizza, Inc	1,628
53,119		Dunkin Brands Group, Inc	2,275
138,671		H&R Block, Inc	3,848
556,499	*	Hyatt Hotels Corp	22,460
1,690,275		International Game Technology	28,244
282,756		Interval Leisure Group, Inc	5,632
2,316,156		Las Vegas Sands Corp	122,594
104,670		Marriott International, Inc (Class A)	4,226
735,441		McDonald’s Corp	72,809
26,169	*	Noodles & Co	962
12,889	*,e	Norwegian Cruise Line Holdings Ltd	391
100,117	*	Panera Bread Co (Class A)	18,616
165,100	*	Penn National Gaming, Inc	8,727
15,402		SeaWorld Entertainment, Inc	541
84,221		Service Corp International	1,519
259,292	e	Six Flags Entertainment Corp	9,117
2,035,795		Starbucks Corp	133,324
600,308		Starwood Hotels & Resorts Worldwide, Inc	37,933
7,510	e	Weight Watchers International, Inc	345
105,994		Wyndham Worldwide Corp	6,066
41,057		Wynn Resorts Ltd	5,255
566,408		Yum! Brands, Inc	39,275
		TOTAL CONSUMER SERVICES	564,047

DIVERSIFIED FINANCIALS - 4.6%
478,982	*	Affiliated Managers Group, Inc	78,524
1,465,064		American Express Co	109,528
699,163		Ameriprise Financial, Inc	56,548
315,542		Apollo Management LP	7,605
2,405	*	Artisan Partners Asset Management, Inc	120
908,600		Bank of America Corp	11,685
163,112		BlackRock, Inc	41,895
1,874,723		Blackstone Group LP	39,482
44,472		CBOE Holdings, Inc	2,074
75,955		Charles Schwab Corp	1,613
758,400		Citigroup, Inc	36,381
197,800		Discover Financial Services	9,423
63,096		Eaton Vance Corp	2,372
34,746	e	Federated Investors, Inc (Class B)	952
297,935		Franklin Resources, Inc	40,525
239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
108,866		Goldman Sachs Group, Inc	$16,466
302,773	*	IntercontinentalExchange, Inc	53,821
1,500,000	e	iShares Russell 1000 Growth Index Fund	109,110
64,065		Lazard Ltd (Class A)	2,060
20,281		Leucadia National Corp	532
22,598		LPL Financial Holdings, Inc	853
969,756		Moody’s Corp	59,087
25,735	*	MSCI, Inc (Class A)	856
78,902		Oaktree Capital Group LLC	4,146
243,100		Raymond James Financial, Inc	10,449
217,093		SEI Investments Co	6,172
218,300		State Street Corp	14,235
207,957		T Rowe Price Group, Inc	15,212
181,432		Waddell & Reed Financial, Inc (Class A)	7,892
		TOTAL DIVERSIFIED FINANCIALS	739,618

ENERGY - 3.5%
69,039		Anadarko Petroleum Corp	5,933
150,611	*	Atwood Oceanics, Inc	7,839
12,036		Baker Hughes, Inc	555
220,981		Cabot Oil & Gas Corp	15,694
178,585	*	Cameron International Corp	10,922
122,900	*	Cheniere Energy, Inc	3,412
128,544	*	Cobalt International Energy, Inc	3,415
362,993	*	Concho Resources, Inc	30,390
23,076	*,e	Continental Resources, Inc	1,986
103,474	e	Crescent Point Energy Corp	3,510
161,638		CVR Energy, Inc	7,662
854,909	*	Denbury Resources, Inc	14,807
40,214	*	Dresser-Rand Group, Inc	2,412
20,051	*	Dril-Quip, Inc	1,810
588,928		EOG Resources, Inc	77,550
69,803		Equitable Resources, Inc	5,540
751,793	*	FMC Technologies, Inc	41,860
31,674	*	Gulfport Energy Corp	1,491
1,500,722		Halliburton Co	62,610
120,000		Helmerich & Payne, Inc	7,494
392,608		Kinder Morgan, Inc	14,978
50,931	*	Kosmos Energy LLC	517
15,879	*	Laredo Petroleum Holdings, Inc	326
137,000		Murphy Oil Corp	8,342
43,223		Noble Energy, Inc	2,595
238,900	*	Oasis Petroleum, Inc	9,286
188,750		Oceaneering International, Inc	13,628
135,700		Phillips 66	7,994
83,814		Pioneer Natural Resources Co	12,132
8,887		Questar Market Resources, Inc	247
83,244		Range Resources Corp	6,436
163,194	e	RPC, Inc	2,254
1,508,456		Schlumberger Ltd	108,096
179,362	*	Seadrill Ltd	7,307
339,769	*	Southwestern Energy Co	12,412
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
353,445		Spectra Energy Corp	$12,180
33,471		St. Mary Land & Exploration Co	2,008
245,704		Suncor Energy, Inc (NY)	7,246
155,000		Tesoro Corp	8,110
304,439		Valero Energy Corp	10,585
4,825	*	Whiting Petroleum Corp	222
311,236		Williams Cos, Inc	10,106
59,546		World Fuel Services Corp	2,381
		TOTAL ENERGY	566,280

FOOD & STAPLES RETAILING - 2.1%
850,516		Costco Wholesale Corp	94,042
739,726		CVS Corp	42,298
20,440	*	Fresh Market, Inc	1,016
1,606,338		Kroger Co	55,483
2,688,900	*	Rite Aid Corp	7,690
954,232	e	Safeway, Inc	22,577
104,744		Sysco Corp	3,578
467,442		Walgreen Co	20,661
894,990		Wal-Mart Stores, Inc	66,668
423,355		Whole Foods Market, Inc	21,794
		TOTAL FOOD & STAPLES RETAILING	335,807

FOOD, BEVERAGE & TOBACCO - 5.2%
2,263,433		Altria Group, Inc	79,198
24,824		Archer Daniels Midland Co	842
76,999		Brown-Forman Corp (Class B)	5,201
58,880	e	Campbell Soup Co	2,637
3,605,158		Coca-Cola Co	144,603
483,399		Coca-Cola Enterprises, Inc	16,996
196,169		ConAgra Foods, Inc	6,852
130,675	*	Constellation Brands, Inc (Class A)	6,811
364,500	*	Dean Foods Co	3,652
343,431		Dr Pepper Snapple Group, Inc	15,774
87,926		Flowers Foods, Inc	1,939
326,792		General Mills, Inc	15,859
368,143	*,e	Green Mountain Coffee Roasters, Inc	27,633
238,697		Hershey Co	21,311
336,951		Hillshire Brands Co	11,146
292,838		Hormel Foods Corp	11,298
223,110		Ingredion, Inc	14,640
6,397		J.M. Smucker Co	660
122,025		Kellogg Co	7,838
538,252		Kraft Foods Group, Inc	30,072
1,080,965		Lorillard, Inc	47,217
67,190		McCormick & Co, Inc	4,727
229,617		Mead Johnson Nutrition Co	18,193
823,709	*	Monster Beverage Corp	50,057
1,831,818		PepsiCo, Inc	149,824
1,336,184		Philip Morris International, Inc	115,740
699,600	*	Pilgrim’s Pride Corp	10,452
8,155		Pinnacle Foods, Inc	197
241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
71,000	e	Remy Cointreau S.A.	$7,534
120,878		Reynolds American, Inc	5,847
230,293	*,e	WhiteWave Foods Co (Class A)	3,742
228,250	*	WhiteWave Foods Co (Class B)	3,469
		TOTAL FOOD, BEVERAGE & TOBACCO	841,961

HEALTH CARE EQUIPMENT & SERVICES - 3.1%
348,720		Aetna, Inc	22,158
369,102		AmerisourceBergen Corp	20,607
40,979		Bard (C.R.), Inc	4,454
709,654		Baxter International, Inc	49,158
164,893		Becton Dickinson & Co	16,296
50,534	*	Brookdale Senior Living, Inc	1,336
336,600	*	CareFusion Corp	12,404
651,108	*	Catamaran Corp	31,722
480,599	*	Cerner Corp	46,181
126,101		Cigna Corp	9,141
3,512		Community Health Systems, Inc	165
46,734		Cooper Cos, Inc	5,564
46,913	*	DaVita, Inc	5,667
20,369		Dentsply International, Inc	834
652,136	*	Edwards Lifesciences Corp	43,824
563,805	*	Express Scripts Holding Co	34,781
261,916		HCA Holdings, Inc	9,445
131,790	*	Health Management Associates, Inc (Class A)	2,072
44,228	*	Henry Schein, Inc	4,235
39,471	*	Hologic, Inc	762
88,200		Humana, Inc	7,442
131,632	*,e	Idexx Laboratories, Inc	11,818
36,963	*	Intuitive Surgical, Inc	18,725
47,477	*	Laboratory Corp of America Holdings	4,752
454,257		McKesson Corp	52,012
39,863		Patterson Cos, Inc	1,499
16,560	*	Pediatrix Medical Group, Inc	1,517
5,530		Quest Diagnostics, Inc	335
287,458	e	Resmed, Inc	12,973
27,811	*	Sirona Dental Systems, Inc	1,832
91,761		St. Jude Medical, Inc	4,187
98,383		Stryker Corp	6,363
52,584	*	Tenet Healthcare Corp	2,424
150,000		UnitedHealth Group, Inc	9,822
30,980		Universal Health Services, Inc (Class B)	2,074
190,826	*	Varian Medical Systems, Inc	12,871
347,000		WellPoint, Inc	28,398
4,780		Zimmer Holdings, Inc	358
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	500,208

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
1,954,379		Avon Products, Inc	41,101
256,670		Church & Dwight Co, Inc	15,839
56,065		Clorox Co	4,661
959,073		Colgate-Palmolive Co	54,945
242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
118,332		Estee Lauder Cos (Class A)	$7,783
135,721	e	Herbalife Ltd	6,127
186,833		Kimberly-Clark Corp	18,149
294,270		L’Oreal S.A.	48,373
28,763		Nu Skin Enterprises, Inc (Class A)	1,758
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	198,736

INSURANCE - 1.1%
279,539		ACE Ltd	25,013
5,817		Allied World Assurance Co Holdings Ltd	532
5,419		American Financial Group, Inc	265
121,384		Aon plc	7,811
4,309	*	Arch Capital Group Ltd	222
62,817		Arthur J. Gallagher & Co	2,744
195,000		Assurant, Inc	9,927
361,855		Axis Capital Holdings Ltd	16,566
118,800	*	Berkshire Hathaway, Inc (Class B)	13,296
27,485		Brown & Brown, Inc	886
18,159		Chubb Corp	1,537
191,886		Endurance Specialty Holdings Ltd	9,873
12,640		Erie Indemnity Co (Class A)	1,007
322,500		Fidelity National Title Group, Inc (Class A)	7,679
6,406		Hanover Insurance Group, Inc	313
12,019		Loews Corp	534
400,189		Marsh & McLennan Cos, Inc	15,976
277,900		Metlife, Inc	12,717
117,700		PartnerRe Ltd	10,659
693,492		Progressive Corp	17,629
227,403		Prudential Financial, Inc	16,607
51,728		Travelers Cos, Inc	4,134
216,916		Validus Holdings Ltd	7,835
		TOTAL INSURANCE	183,762

MATERIALS - 4.4%
33,467		Airgas, Inc	3,195
17,039		Albemarle Corp	1,061
23,800		Aptargroup, Inc	1,314
323,913		Ashland, Inc	27,047
290,726		Axiall Corp	12,379
75,767		Ball Corp	3,147
23,020		Bemis Co, Inc	901
131,904		Celanese Corp (Series A)	5,909
29,445		CF Industries Holdings, Inc	5,050
64,826		Compass Minerals International, Inc	5,480
61,889	*	Crown Holdings, Inc	2,546
80,458		Dow Chemical Co	2,588
676,037		Du Pont (E.I.) de Nemours & Co	35,492
25,212		Eagle Materials, Inc	1,671
78,654		Eastman Chemical Co	5,507
664,318		Ecolab, Inc	56,593
69,336		FMC Corp	4,234
973,900	*	Graphic Packaging Holding Co	7,538
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
2,803		Greif, Inc (Class A)	$148
41,730		International Flavors & Fragrances, Inc	3,136
648,865		International Paper Co	28,751
832,620		LyondellBasell Industries AF S.C.A	55,169
23,467		Martin Marietta Materials, Inc	2,310
1,876,594		Monsanto Co	185,408
4,412	e	NewMarket Corp	1,158
519,903	*	Owens-Illinois, Inc	14,448
399,051		Packaging Corp of America	19,538
238,646		PPG Industries, Inc	34,940
283,879		Praxair, Inc	32,692
208,764		Rock-Tenn Co (Class A)	20,851
28,392		Rockwood Holdings, Inc	1,818
8,263		Royal Gold, Inc	348
63,117		RPM International, Inc	2,016
21,299	e	Scotts Miracle-Gro Co (Class A)	1,029
99,593		Sealed Air Corp	2,385
329,090		Sherwin-Williams Co	58,117
57,824		Sigma-Aldrich Corp	4,647
24,804		Silgan Holdings, Inc	1,165
616,553		Southern Copper Corp (NY)	17,029
10,610	*	Tahoe Resources, Inc	150
235,139		Valspar Corp	15,206
171,813		Westlake Chemical Corp	16,564
183,657	*	WR Grace & Co	15,435
		TOTAL MATERIALS	716,110

MEDIA - 5.3%
228,405	*	AMC Networks, Inc	14,940
99,201		Cablevision Systems Corp (Class A)	1,668
1,228,834		CBS Corp (Class B)	60,053
33,713	*	Charter Communications, Inc	4,175
61,052		Cinemark Holdings, Inc	1,705
20,415		Clear Channel Outdoor Holdings, Inc (Class A)	152
5,711,422		Comcast Corp (Class A)	239,195
1,206,460	*	DIRECTV	74,342
1,116,962	*	Discovery Communications, Inc (Class A)	86,241
467,330		DISH Network Corp (Class A)	19,871
301,800		Gannett Co, Inc	7,382
98,247		Interpublic Group of Cos, Inc	1,429
40,079	*	Lamar Advertising Co (Class A)	1,739
330,950	*	Liberty Global plc (Class A)	24,517
41,158	*	Lions Gate Entertainment Corp	1,131
31,116	*	Madison Square Garden, Inc	1,844
108,651		McGraw-Hill Cos, Inc	5,779
10,548		Morningstar, Inc	818
893,026		News Corp (Class A)	29,113
131,654		Omnicom Group, Inc	8,277
12,565	e	Regal Entertainment Group (Class A)	225
55,028		Scripps Networks Interactive (Class A)	3,674
3,372,557	e	Sirius XM Radio, Inc	11,298
439,214	*	Starz-Liberty Capital	9,707
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
380,118		Time Warner Cable, Inc	$42,756
329,700		Time Warner, Inc	19,063
229,304	*	Tribune Co	13,047
1,132,664		Viacom, Inc (Class B)	77,078
1,508,062		Walt Disney Co	95,234
		TOTAL MEDIA	856,453

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.4%
1,229,295		AbbVie, Inc	50,819
480,654	*	Actavis, Inc	60,668
358,700		Agilent Technologies, Inc	15,338
696,767	*	Alexion Pharmaceuticals, Inc	64,270
63,681	*	Alkermes plc	1,826
751,458		Allergan, Inc	63,303
1,160,463		Amgen, Inc	114,491
96,856	*	Ariad Pharmaceuticals, Inc	1,694
1,035,127	*	Biogen Idec, Inc	222,759
70,152	*	BioMarin Pharmaceuticals, Inc	3,914
112,166	*	Biovail Corp	9,655
2,098,512		Bristol-Myers Squibb Co	93,783
48,992	*	Bruker BioSciences Corp	791
1,475,382	*	Celgene Corp	172,487
11,291	*	Charles River Laboratories International, Inc	463
184,148	*	Covance, Inc	14,021
32,203	*	Cubist Pharmaceuticals, Inc	1,555
193,973		Eli Lilly & Co	9,528
56,524	*	Endo Pharmaceuticals Holdings, Inc	2,080
5,510,011	*	Gilead Sciences, Inc	282,168
891,800	*,e	Illumina, Inc	66,742
52,901	*,e	Incyte Corp	1,164
134,986	*	Jazz Pharmaceuticals plc	9,278
352,591		Johnson & Johnson	30,273
56,436	*	Life Technologies Corp	4,177
37,814	*	Medivation, Inc	1,860
15,363	*	Mettler-Toledo International, Inc	3,091
1,381,263	*	Mylan Laboratories, Inc	42,861
44,901	*	Myriad Genetics, Inc	1,206
56,551		Novo Nordisk AS (Class B)	8,792
38,156	*	Onyx Pharmaceuticals, Inc	3,313
763,037		Perrigo Co	92,327
535,624		Pfizer, Inc	15,003
29,489	*	Pharmacyclics, Inc	2,344
6,226	*	Quintiles Transnational Holdings, Inc	265
63,948	*	Regeneron Pharmaceuticals, Inc	14,381
159,269		Roche Holding AG.	39,530
146,993	*	Salix Pharmaceuticals Ltd	9,724
50,504	*	Seattle Genetics, Inc	1,589
8,719		Techne Corp	602
280,910	*	Theravance, Inc	10,823
140,303	*	United Therapeutics Corp	9,235
534,921	*	Vertex Pharmaceuticals, Inc	42,724
928,975		Warner Chilcott plc	18,468
245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
43,612	*	Waters Corp	$4,363
2,204,147	e	Zoetis Inc	68,086
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,687,834

REAL ESTATE - 1.8%
643,262		American Tower Corp	47,067
40,732		Apartment Investment & Management Co (Class A)	1,223
102,542		Boston Properties, Inc	10,815
27,159		CBL & Associates Properties, Inc	582
142,162	*	CBRE Group, Inc	3,321
51,361		Digital Realty Trust, Inc	3,133
15,346		Equity Lifestyle Properties, Inc	1,206
246,335		Extra Space Storage, Inc	10,329
22,320		Federal Realty Investment Trust	2,314
8,344,000		Global Logistic Properties	18,049
68,100		Jones Lang LaSalle, Inc	6,207
58,198		Omega Healthcare Investors, Inc	1,805
83,623		Plum Creek Timber Co, Inc	3,903
68,460		Public Storage, Inc	10,497
64,180		Rayonier, Inc	3,555
1,770,790	*	Realogy Holdings Corp	85,069
20,604		Regency Centers Corp	1,047
5,442		Senior Housing Properties Trust	141
403,938		Simon Property Group, Inc	63,790
49,071		Tanger Factory Outlet Centers, Inc	1,642
5,964		Taubman Centers, Inc	448
66,031		Ventas, Inc	4,586
17,620		Vornado Realty Trust	1,460
587,569		Weyerhaeuser Co	16,740
		TOTAL REAL ESTATE	298,929

RETAILING - 7.8%
5,831		Aaron’s, Inc	163
3,673		Abercrombie & Fitch Co (Class A)	166
37,144		Advance Auto Parts, Inc	3,015
989,015	*	Amazon.com, Inc	274,640
63,226		American Eagle Outfitters, Inc	1,155
9,339	*	Ascena Retail Group, Inc	163
25,362	*	Autonation, Inc	1,100
18,059	*	Autozone, Inc	7,651
111,275	*	Bed Bath & Beyond, Inc	7,889
36,984		Best Buy Co, Inc	1,011
7,913	*	Big Lots, Inc	249
105,789	*	Cabela’s, Inc	6,851
1,919,998	*	Carmax, Inc	88,627
74,694		Chico’s FAS, Inc	1,274
741,940	*,e	Ctrip.com International Ltd (ADR)	24,210
52,555		Dick’s Sporting Goods, Inc	2,631
190,634		Dillard’s, Inc (Class A)	15,626
165,814	*	Dollar General Corp	8,362
114,015	*	Dollar Tree, Inc	5,797
16,923		DSW, Inc (Class A)	1,243
246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
1,209,984		Expedia, Inc	$72,781
49,014		Family Dollar Stores, Inc	3,054
528,555		Foot Locker, Inc	18,568
271,900	e	GameStop Corp (Class A)	11,428
1,248,324		Gap, Inc	52,093
166,483		Genuine Parts Co	12,997
291,289		GNC Holdings, Inc	12,878
5,177,791	*,e	Groupon, Inc	44,011
3,505,367		Home Depot, Inc	271,561
28,505	*,e	HomeAway, Inc	922
122,246		L Brands, Inc	6,021
21,756	*	Liberty Media Holding Corp (Interactive A)	501
18,519	*	Liberty Ventures	1,574
152,279	*	LKQ Corp	3,921
554,278		Lowe’s Companies, Inc	22,670
867,276		Macy’s, Inc	41,629
97,620	*,e	NetFlix, Inc	20,607
73,853		Nordstrom, Inc	4,427
56,234	*	O’Reilly Automotive, Inc	6,333
442,339		Petsmart, Inc	29,632
37,942	*	Priceline.com, Inc	31,383
111,955		Ross Stores, Inc	7,256
86,200	*	Sally Beauty Holdings, Inc	2,681
179,866		Signet Jewelers Ltd	12,128
508,961		Staples, Inc	8,072
327,460		Target Corp	22,549
57,683		Tiffany & Co	4,202
1,097,730		TJX Companies, Inc	54,952
35,654		Tractor Supply Co	4,193
57,032	*	TripAdvisor, Inc	3,472
33,323		Ulta Salon Cosmetics & Fragrance, Inc	3,338
169,495	*	Urban Outfitters, Inc	6,817
294,353		Williams-Sonoma, Inc	16,451
		TOTAL RETAILING	1,266,925

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
316,160	*,e	Advanced Micro Devices, Inc	1,290
307,505		Altera Corp	10,145
66,232		Analog Devices, Inc	2,984
2,530,060		Applied Materials, Inc	37,723
217,121	*	Atmel Corp	1,596
373,015		Avago Technologies Ltd	13,943
1,945,585		Broadcom Corp (Class A)	65,683
59,842	*	Cree, Inc	3,822
156,201	*,e	Freescale Semiconductor Holdings Ltd	2,117
730,035		Intel Corp	17,681
643,462	*	Lam Research Corp	28,531
267,093		Linear Technology Corp	9,840
562,898	*	LSI Logic Corp	4,019
699,300		Marvell Technology Group Ltd	8,189
146,571		Maxim Integrated Products, Inc	4,072
100,368	e	Microchip Technology, Inc	3,739
247

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
109,534		Nvidia Corp	$1,537
685,586	*	NXP Semiconductors NV	21,239
211,968	*	ON Semiconductor Corp	1,713
21,713	*	Silicon Laboratories, Inc	899
80,836	*	Skyworks Solutions, Inc	1,769
215,200	*,e	Teradyne, Inc	3,781
627,137		Texas Instruments, Inc	21,868
1,133,505		Xilinx, Inc	44,898
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	313,078

SOFTWARE & SERVICES - 18.4%
1,126,660		Accenture plc	81,074
2,454,191	*	Adobe Systems, Inc	111,813
140,095	*	Akamai Technologies, Inc	5,961
179,024	*,e	Alliance Data Systems Corp	32,409
356,691		Amdocs Ltd	13,230
47,462	*	Ansys, Inc	3,469
322,700		AOL, Inc	11,772
90,749	*	Autodesk, Inc	3,080
332,468		Automatic Data Processing, Inc	22,894
75,606	*	BMC Software, Inc	3,413
14,058		Booz Allen Hamilton Holding Co	244
65,723		Broadridge Financial Solutions, Inc	1,747
404,400		CA, Inc	11,578
147,841	*	Cadence Design Systems, Inc	2,141
149,965	*	Citrix Systems, Inc	9,047
309,302	*	Cognizant Technology Solutions Corp (Class A)	19,365
168,500		Computer Sciences Corp	7,375
23,886	*,e	Concur Technologies, Inc	1,944
64,636		DST Systems, Inc	4,223
3,752,431	*	eBay, Inc	194,076
116,769	*	Electronic Arts, Inc	2,682
25,788	*,e	Equinix, Inc	4,764
3,236,361	*	Facebook, Inc	80,456
22,390	e	Factset Research Systems, Inc	2,282
14,116		Fidelity National Information Services, Inc	605
136,900	*	First American Corp	3,172
67,285	*	Fiserv, Inc	5,881
34,570	*	FleetCor Technologies, Inc	2,811
73,041	*	Fortinet, Inc	1,278
47,752	*	Gartner, Inc	2,721
85,604		Genpact Ltd	1,647
408,351		Global Payments, Inc	18,915
570,328	*	Google, Inc (Class A)	502,100
400,265		IAC/InterActiveCorp	19,037
192,932	*	Informatica Corp	6,749
1,222,982		International Business Machines Corp	233,724
2,556,691		Intuit, Inc	156,035
43,837		Jack Henry & Associates, Inc	2,066
271,872		Lender Processing Services, Inc	8,795
295,397	*	LinkedIn Corp	52,669
347,014		Mastercard, Inc (Class A)	199,359
248

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
5,957	*,e	Micros Systems, Inc	$257
10,642,853		Microsoft Corp	367,498
76,011		Netease.com (ADR)	4,802
17,416	*	NetSuite, Inc	1,598
389,834	*	NeuStar, Inc (Class A)	18,977
5,912,651		Oracle Corp	181,636
65,760	*,e	Pandora Media, Inc	1,210
149,749		Paychex, Inc	5,469
57,857	*	Rackspace Hosting, Inc	2,192
49,551	*	Rally Software Development Corp	1,230
1,399,030	*	Red Hat, Inc	66,902
432,761	*	Rovi Corp	9,884
1,140,473	*	Salesforce.com, Inc	43,543
39,445	*,e	ServiceNow, Inc	1,593
113,102	*	Sina Corp	6,303
33,315	*	SolarWinds, Inc	1,293
37,350		Solera Holdings, Inc	2,078
51,350	*	Splunk, Inc	2,381
752,979		Symantec Corp	16,919
209,900	*	Synopsys, Inc	7,504
4,245	*	Tableau Software, Inc	235
874,112	*	Teradata Corp	43,907
87,077	*	TIBCO Software, Inc	1,863
64,619		Total System Services, Inc	1,582
194,300	*	Valueclick, Inc	4,795
310,890	*	Vantiv, Inc	8,581
391,310	*	VeriSign, Inc	17,476
1,538,675		Visa, Inc (Class A)	281,193
282,756	*	VistaPrint Ltd	13,960
121,880	*	VMware, Inc (Class A)	8,165
283,555		Western Union Co	4,852
36,001	*	Workday, Inc	2,307
367,584	*	Yahoo!, Inc	9,230
		TOTAL SOFTWARE & SERVICES	2,990,018

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
50,916	*	3D Systems Corp	2,235
3,578,878	*	Alcatel-Lucent (ADR)	6,514
81,362		Amphenol Corp (Class A)	6,341
1,331,203	d	Apple, Inc	527,263
2,931,380		Cisco Systems, Inc	71,262
9,208	e	Dolby Laboratories, Inc (Class A)	308
2,850,964		EMC Corp	67,340
244,408	*	F5 Networks, Inc	16,815
50,405		Flir Systems, Inc	1,360
9,672		Harris Corp	476
593,400		Hewlett-Packard Co	14,716
17,463	e	IPG Photonics Corp	1,061
90,046	*	JDS Uniphase Corp	1,295
362,942	*	Juniper Networks, Inc	7,008
310,256		Motorola, Inc	17,911
49,289		National Instruments Corp	1,377
249

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
86,150	*	NCR Corp	$2,842
681,446	*	NetApp, Inc	25,745
16,248	*	Palo Alto Networks, Inc	685
2,573,166		Qualcomm, Inc	157,169
81,812	*	Riverbed Technology, Inc	1,273
55,894	*	SanDisk Corp	3,415
8,689	*,e	Stratasys Ltd	728
133,734	*	Trimble Navigation Ltd	3,478
385,100		Western Digital Corp	23,911
4,633	*	Zebra Technologies Corp (Class A)	201
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	962,729

TELECOMMUNICATION SERVICES - 1.0%
252,020	*	Clearwire Corp (Class A)	1,255
173,584	*	Crown Castle International Corp	12,566
27,593	*	Level 3 Communications, Inc	581
204,951	*	SBA Communications Corp (Class A)	15,191
225,096	*	Sprint Nextel Corp	1,580
76,542	*	tw telecom inc (Class A)	2,154
2,500,867		Verizon Communications, Inc	125,894
278,978	e	Windstream Corp	2,151
		TOTAL TELECOMMUNICATION SERVICES	161,372

TRANSPORTATION - 3.1%
152,345	*	Alaska Air Group, Inc	7,922
24,801		Amerco, Inc	4,015
54,225	*	Avis Budget Group, Inc	1,559
74,300		Canadian Pacific Railway Ltd (Toronto)	9,010
185,473		CH Robinson Worldwide, Inc	10,444
10,545		Con-Way, Inc	411
87,601		Copa Holdings S.A. (Class A)	11,486
259,693		CSX Corp	6,022
199,698	*	Delta Air Lines, Inc	3,736
270,638		Expeditors International of Washington, Inc	10,287
220,600		FedEx Corp	21,747
9,641	*	Genesee & Wyoming, Inc (Class A)	818
4,304,556	*	Hertz Global Holdings, Inc	106,753
47,200		J.B. Hunt Transport Services, Inc	3,410
867,094		Kansas City Southern Industries, Inc	91,877
86,489	*	Kirby Corp	6,879
95,642		Landstar System, Inc	4,926
28,649		Norfolk Southern Corp	2,081
35,500	*	Old Dominion Freight Line	1,478
97,746		Ryder System, Inc	5,942
1,279,516		Southwest Airlines Co	16,493
241,000	*	Spirit Airlines, Inc	7,657
354,500	*	Swift Transportation Co, Inc	5,863
169,975	*	UAL Corp	5,319
681,444		Union Pacific Corp	105,133
638,730		United Parcel Service, Inc (Class B)	55,237
		TOTAL TRANSPORTATION	506,505
250

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)
UTILITIES - 0.1%
62,665		Aqua America, Inc			$1,961
315,020	*	Calpine Corp			6,688
27,292		ITC Holdings Corp			2,492
99,190		Oneok, Inc			4,097
12,915		Questar Corp			308
		TOTAL UTILITIES			15,546
		TOTAL COMMON STOCKS			16,115,812
		(Cost $13,648,880)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 3.4%
TREASURY DEBT - 1.0%
$5,500,000	d	United States Treasury Bill	0.050-0.090%	07/18/13	5,500
2,100,000	d	United States Treasury Bill	0.075	07/25/13	2,100
1,400,000	d	United States Treasury Bill	0.071	08/01/13	1,400
2,500,000	d	United States Treasury Bill	0.082	08/08/13	2,500
7,000,000		United States Treasury Bill	0.040	08/15/13	7,000
4,200,000	d	United States Treasury Bill	0.098	09/12/13	4,200
37,500,000	d	United States Treasury Bill	0.045-0.080	09/19/13	37,497
16,000,000		United States Treasury Bill	0.050	09/26/13	15,999
3,400,000		United States Treasury Bill	0.050	10/03/13	3,399
100,000		United States Treasury Bill	0.081	10/17/13	100
13,200,000	d	United States Treasury Bill	0.060	11/07/13	13,197
6,000,000	d	United States Treasury Bill	0.070	11/21/13	5,998
63,000,000	d	United States Treasury Bill	0.071	12/05/13	62,981
		TOTAL TREASURY DEBT			161,871

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%
396,021,855	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			396,022
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			396,022

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			396,022

		TOTAL SHORT-TERM INVESTMENTS			557,893
		(Cost $557,889)
		TOTAL INVESTMENTS - 102.7%			16,673,705
		(Cost $14,206,769)
		OTHER ASSETS & LIABILITIES, NET - (2.7)%			(439,706)
		NET ASSETS - 100.0%			$16,233,999
251

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $385,247,000.

Cost amounts are in thousands.
252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2013

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.1%
26,243		Allison Transmission Holdings, Inc	$606
51,119	*	American Axle & Manufacturing Holdings, Inc	952
87,923	*	BorgWarner, Inc	7,575
46,148		Cooper Tire & Rubber Co	1,531
110,265		Dana Holding Corp	2,124
237,669		Delphi Automotive plc	12,047
18,492		Dorman Products, Inc	844
16,941		Drew Industries, Inc	666
13,596	*	Federal Mogul Corp (Class A)	139
2,925,848		Ford Motor Co	45,263
11,841	*	Fuel Systems Solutions, Inc	212
629,635	*	General Motors Co	20,973
109,188		Gentex Corp	2,517
27,497	*	Gentherm, Inc	511
184,702	*	Goodyear Tire & Rubber Co	2,824
170,283		Harley-Davidson, Inc	9,335
520,691		Johnson Controls, Inc	18,635
70,252		Lear Corp	4,247
36,302	*	Modine Manufacturing Co	395
7,549		Remy International, Inc	140
4,154		Shiloh Industries, Inc	43
30,024		Spartan Motors, Inc	184
15,087		Standard Motor Products, Inc	518
20,247	*	Stoneridge, Inc	236
17,815		Superior Industries International, Inc	307
46,120	*	Tenneco, Inc	2,088
63,254	*,e	Tesla Motors, Inc	6,795
33,978		Thor Industries, Inc	1,671
5,700	*	Tower International, Inc	113
81,067	*	TRW Automotive Holdings Corp	5,386
37,755	*	Visteon Corp	2,383
21,322	*	Winnebago Industries, Inc	447
		TOTAL AUTOMOBILES & COMPONENTS	151,707

BANKS - 3.5%
11,459		1st Source Corp	272
22,198		1st United Bancorp, Inc	149
5,520		Access National Corp	72
5,882		American National Bankshares, Inc	137
18,171	*	Ameris Bancorp	306
7,069		Ames National Corp	161
18,000		Apollo Residential Mortgage	297
7,061	e	Arrow Financial Corp	175
127,805		Associated Banc-Corp	1,987

253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
66,701		Astoria Financial Corp	$719
5,016		Bancfirst Corp	233
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	481
73,283		Bancorpsouth, Inc	1,297
41,404		Bank Mutual Corp	233
36,626		Bank of Hawaii Corp	1,843
4,416		Bank of Kentucky Financial Corp	126
3,864		Bank of Marin Bancorp	155
23,602		Bank of the Ozarks, Inc	1,023
17,629		BankFinancial Corp	150
31,168		BankUnited	811
14,911		Banner Corp	504
3,044		Bar Harbor Bankshares	111
533,529		BB&T Corp	18,076
59,137		BBCN Bancorp, Inc	841
5,242	*	BBX Capital Corp	68
23,421	*	Beneficial Mutual Bancorp, Inc	197
17,538		Berkshire Hills Bancorp, Inc	487
13,481		BNC Bancorp	154
9,275	*	BofI Holding, Inc	425
21,205		BOK Financial Corp	1,358
59,217		Boston Private Financial Holdings, Inc	630
6,664		Bridge Bancorp, Inc	150
7,190	*	Bridge Capital Holdings	114
54,590		Brookline Bancorp, Inc	474
10,466		Bryn Mawr Bank Corp	250
2,500		C&F Financial Corp	139
5,527		Camden National Corp	196
16,948	*	Capital Bank Financial Corp	322
9,158	*,e	Capital City Bank Group, Inc	106
149,432		CapitalSource, Inc	1,402
119,451		Capitol Federal Financial	1,450
22,480		Cardinal Financial Corp	329
60,166		Cathay General Bancorp	1,224
9,768		Center Bancorp, Inc	124
23,433		Centerstate Banks of Florida, Inc	203
16,733	*	Central Pacific Financial Corp	301
2,883		Century Bancorp, Inc	101
17,428		Charter Financial Corp	176
21,008		Chemical Financial Corp	546
2,792		Chemung Financial Corp	93
153,189	*	CIT Group, Inc	7,143
9,568		Citizens & Northern Corp	185
12,921	e	City Holding Co	503
35,413		City National Corp	2,244
10,007		Clifton Savings Bancorp, Inc	119
9,772		CNB Financial Corp	166
26,184		CoBiz, Inc	217
38,948		Columbia Banking System, Inc	927
141,895		Comerica, Inc	5,652
58,917		Commerce Bancshares, Inc	2,566
32,481		Community Bank System, Inc	1,002
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,562		Community Trust Bancorp, Inc	$412
7,261	*	CommunityOne Bancorp	59
1,351	*	ConnectOne Bancorp, Inc	42
9,171	*	Crescent Financial Bancshares, Inc	40
5,720	*	CU Bancorp	90
42,127	e	Cullen/Frost Bankers, Inc	2,813
15,177	*	Customers Bancorp, Inc	247
67,239		CVB Financial Corp	791
23,810		Dime Community Bancshares	365
96,753	*	Doral Financial Corp	80
16,667	*	Eagle Bancorp, Inc	373
103,419		East West Bancorp, Inc	2,844
4,559		Enterprise Bancorp, Inc	84
11,656		Enterprise Financial Services Corp	186
10,062		ESB Financial Corp	122
9,325		ESSA Bancorp, Inc	102
58,626		EverBank Financial Corp	971
5,385	*	Farmers Capital Bank Corp	117
7,387		Federal Agricultural Mortgage Corp (Class C)	213
7,021		Fidelity Southern Corp	87
664,973		Fifth Third Bancorp	12,003
10,211		Financial Institutions, Inc	188
15,337		First Bancorp (NC)	216
54,501	*,e	First Bancorp (Puerto Rico)	386
6,485		First Bancorp, Inc	113
58,052		First Busey Corp	261
5,734		First Citizens Bancshares, Inc (Class A)	1,101
73,506		First Commonwealth Financial Corp	542
12,139		First Community Bancshares, Inc	190
13,926		First Connecticut Bancorp	194
7,726		First Defiance Financial Corp	174
44,691		First Financial Bancorp	666
25,875	e	First Financial Bankshares, Inc	1,440
8,954		First Financial Corp	277
12,966		First Financial Holdings, Inc	275
12,796		First Financial Northwest, Inc	132
191,562	e	First Horizon National Corp	2,145
11,762		First Interstate Bancsystem, Inc	244
6,128		First M&F Corp	97
21,138		First Merchants Corp	362
57,533		First Midwest Bancorp, Inc	789
3,196	*	First NBC Bank Holding Co	78
263,698		First Niagara Financial Group, Inc	2,655
5,749		First of Long Island Corp	191
6,248		First Pactrust Bancorp, Inc	85
88,590		First Republic Bank	3,409
45,823	*	First Security Group, Inc	99
125,914		FirstMerit Corp	2,522
12,395	*	Flagstar Bancorp, Inc	173
23,200		Flushing Financial Corp	382
110,392		FNB Corp	1,334
11,394		Fox Chase Bancorp, Inc	194
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
10,443		Franklin Financial Corp	$188
147,923		Fulton Financial Corp	1,698
8,476		German American Bancorp, Inc	191
54,526		Glacier Bancorp, Inc	1,210
7,809		Great Southern Bancorp, Inc	211
11,166		Guaranty Bancorp	127
63,039		Hancock Holding Co	1,896
23,963	*	Hanmi Financial Corp	423
10,342		Heartland Financial USA, Inc	284
15,254	*	Heritage Commerce Corp	107
11,990		Heritage Financial Corp	176
14,409	*	Heritage Oaks Bancorp	89
939		Hingham Institution for Savings	64
5,389	*	Home Bancorp, Inc	100
36,542		Home Bancshares, Inc	949
12,641		Home Federal Bancorp, Inc	161
40,300		Home Loan Servicing Solutions Ltd	966
6,988		HomeStreet, Inc	150
16,046	*	HomeTrust Bancshares, Inc	272
6,700		Horizon Bancorp	137
404,335		Hudson City Bancorp, Inc	3,704
11,015		Hudson Valley Holding Corp	187
638,291		Huntington Bancshares, Inc	5,030
22,669		IBERIABANK Corp	1,215
17,904		Independent Bank Corp	618
3,097	*	Independent Bank Group, Inc	94
40,567		International Bancshares Corp	916
14,254	*	Intervest Bancshares Corp	95
33,889		Investors Bancorp, Inc	714
14,732	*	Kearny Financial Corp	155
699,770		Keycorp	7,725
20,622		Lakeland Bancorp, Inc	215
12,420		Lakeland Financial Corp	345
4,421	*	LCNB Corp	99
98,116	e	M&T Bank Corp	10,964
18,100	*	Macatawa Bank Corp	91
15,363		MainSource Financial Group, Inc	206
41,491		MB Financial, Inc	1,112
6,437		Mercantile Bank Corp	116
3,784		Merchants Bancshares, Inc	112
7,250	*	Meridian Interstate Bancorp, Inc	136
4,004		Meta Financial Group, Inc	105
11,922		MetroCorp Bancshares, Inc	116
245,646	*	MGIC Investment Corp	1,491
4,068		Middleburg Financial Corp	78
6,667		Midsouth Bancorp, Inc	104
5,257		MidWestOne Financial Group, Inc	126
2,927	*,e	NASB Financial, Inc	77
36,914		National Bank Holdings Corp	727
5,351	e	National Bankshares, Inc	190
89,553		National Penn Bancshares, Inc	910
14,584	*,e	Nationstar Mortgage Holdings, Inc	546
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
34,107		NBT Bancorp, Inc	$722
331,783	e	New York Community Bancorp, Inc	4,645
19,480	*	NewBridge Bancorp	117
43,923		Northfield Bancorp, Inc	515
4,751		Northrim BanCorp, Inc	115
76,438		Northwest Bancshares, Inc	1,033
10,808		OceanFirst Financial Corp	168
78,630	*	Ocwen Financial Corp	3,241
33,903	e	OFG Bancorp	614
76,288		Old National Bancorp	1,055
9,164	*	OmniAmerican Bancorp, Inc	202
37,788		Oritani Financial Corp	592
14,467		Pacific Continental Corp	171
12,060	*	Pacific Premier Bancorp, Inc	147
30,305	e	PacWest Bancorp	929
2,932	*	Palmetto Bancshares, Inc	38
9,233	e	Park National Corp	635
33,018	*	Park Sterling Bank	195
6,595		Peapack Gladstone Financial Corp	115
2,964		Penns Woods Bancorp, Inc	124
10,509	*	Pennsylvania Commerce Bancorp, Inc	210
9,540	*	PennyMac Financial Services, Inc	203
6,808		Peoples Bancorp, Inc	143
251,788	e	People’s United Financial, Inc	3,752
25,469	*	Pinnacle Financial Partners, Inc	655
402,402		PNC Financial Services Group, Inc	29,343
77,233	*	Popular, Inc	2,342
8,859	*	Preferred Bank	146
49,485		PrivateBancorp, Inc	1,050
45,722		Prosperity Bancshares, Inc	2,368
7,003		Provident Financial Holdings, Inc	111
45,191		Provident Financial Services, Inc	713
32,376	e	Provident New York Bancorp	302
131,009	e	Radian Group, Inc	1,522
1,076,498		Regions Financial Corp	10,259
19,501	e	Renasant Corp	475
6,104		Republic Bancorp, Inc (Class A)	134
22,920		Rockville Financial, Inc	300
7,271		Roma Financial Corp	132
20,998		S&T Bancorp, Inc	412
10,870		S.Y. Bancorp, Inc	267
18,232		Sandy Spring Bancorp, Inc	394
13,013	e	SCBT Financial Corp	656
55,743	*	Seacoast Banking Corp of Florida	123
8,919		Sierra Bancorp	132
35,982	*	Signature Bank	2,987
13,207		Simmons First National Corp (Class A)	345
12,795	e	Southside Bancshares, Inc	306
14,769	*	Southwest Bancorp, Inc	195
24,453		State Bank & Trust Co	367
16,183		StellarOne Corp	318
27,752		Sterling Bancorp	322
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
25,576		Sterling Financial Corp	$608
7,140	*	Suffolk Bancorp	117
29,193	*	Sun Bancorp, Inc	99
410,690		SunTrust Banks, Inc	12,965
141,602		Susquehanna Bancshares, Inc	1,820
34,283	*	SVB Financial Group	2,856
597,443		Synovus Financial Corp	1,745
12,643	*	Taylor Capital Group, Inc	214
122,960		TCF Financial Corp	1,744
9,400		Territorial Bancorp, Inc	213
32,020	*	Texas Capital Bancshares, Inc	1,420
61,768	*	TFS Financial Corp	692
20,827	*	The Bancorp, Inc	312
11,138		Tompkins Trustco, Inc	503
18,385	e	TowneBank	271
4,100		Tree.com, Inc	70
12,050		Trico Bancshares	257
5,095	*	Tristate Capital Holdings, Inc	70
72,196		Trustco Bank Corp NY	393
53,268		Trustmark Corp	1,309
26,701		UMB Financial Corp	1,486
85,518		Umpqua Holdings Corp	1,284
14,087		Union Bankshares Corp	290
38,221	e	United Bankshares, Inc	1,011
31,617	*	United Community Banks, Inc	393
30,361	*	United Community Financial Corp	141
15,445		United Financial Bancorp, Inc	234
12,704		Univest Corp of Pennsylvania	242
1,406,178		US Bancorp	50,833
153,040	e	Valley National Bancorp	1,449
29,696		ViewPoint Financial Group	618
20,684	*	Virginia Commerce Bancorp	289
11,958	*	Walker & Dunlop, Inc	209
12,184		Washington Banking Co	173
81,549		Washington Federal, Inc	1,540
10,818		Washington Trust Bancorp, Inc	308
5,568	*	Waterstone Financial, Inc	57
64,518		Webster Financial Corp	1,657
3,670,232		Wells Fargo & Co	151,471
19,012		WesBanco, Inc	502
11,970		West Bancorporation, Inc	141
23,501	e	Westamerica Bancorporation	1,074
56,653	*	Western Alliance Bancorp	897
23,121		Westfield Financial, Inc	162
44,266		Wilshire Bancorp, Inc	293
27,726		Wintrust Financial Corp	1,061
5,884		WSFS Financial Corp	308
10,983	*	Yadkin Financial Corp	154
139,772		Zions Bancorporation	4,037
		TOTAL BANKS	478,924
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
CAPITAL GOODS - 8.1%
524,682		3M Co	$57,374
58,296		A.O. Smith Corp	2,115
13,279		Aaon, Inc	439
29,552		AAR Corp	650
41,768	*	Accuride Corp	211
20,426		Aceto Corp	285
56,076		Actuant Corp (Class A)	1,849
31,651		Acuity Brands, Inc	2,390
78,523	*	Aecom Technology Corp	2,496
28,439	*	Aegion Corp	640
14,335	*	Aerovironment, Inc	289
74,189		AGCO Corp	3,724
52,613	e	Air Lease Corp	1,452
46,142		Aircastle Ltd	738
5,366		Alamo Group, Inc	219
23,047		Albany International Corp (Class A)	760
24,535		Alliant Techsystems, Inc	2,020
20,492		Altra Holdings, Inc	561
13,776	*	Ameresco, Inc	124
7,032	e	American Railcar Industries, Inc	236
7,536		American Science & Engineering, Inc	422
35,994	*,e	American Superconductor Corp	95
8,518	*	American Woodmark Corp	296
184,200		Ametek, Inc	7,792
7,032		Ampco-Pittsburgh Corp	132
24,223	*	API Technologies Corp	68
25,458		Apogee Enterprises, Inc	611
32,556		Applied Industrial Technologies, Inc	1,573
9,512		Argan, Inc	148
20,986		Armstrong World Industries, Inc	1,003
73,192	*	ArvinMeritor, Inc	516
15,638		Astec Industries, Inc	536
9,679	*	Astronics Corp	396
19,364		AZZ, Inc	747
88,193		Babcock & Wilcox Co	2,648
39,660		Barnes Group, Inc	1,189
75,123	*	BE Aerospace, Inc	4,739
37,178	*	Beacon Roofing Supply, Inc	1,408
34,599		Belden CDT, Inc	1,728
35,059	*	Blount International, Inc	414
21,793	*	Bluelinx Holdings, Inc	47
576,348		Boeing Co	59,041
35,197		Brady Corp (Class A)	1,082
36,516		Briggs & Stratton Corp	723
33,815	*	Builders FirstSource, Inc	202
13,167	*	CAI International, Inc	310
274,193	*,e	Capstone Turbine Corp	321
47,067		Carlisle Cos, Inc	2,933
499,961		Caterpillar, Inc	41,242
23,360	*	Chart Industries, Inc	2,198
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
76,371		Chicago Bridge & Iron Co NV	$4,556
12,832		CIRCOR International, Inc	653
37,827		Clarcor, Inc	1,975
21,101		CNH Global NV	879
6,482		Coleman Cable, Inc	117
62,789	*	Colfax Corp	3,272
14,727	*	Columbus McKinnon Corp	314
33,040		Comfort Systems USA, Inc	493
18,507	*	Commercial Vehicle Group, Inc	138
36,855		Crane Co	2,208
13,315		Cubic Corp	640
144,344		Cummins, Inc	15,656
35,284		Curtiss-Wright Corp	1,308
448,818		Danaher Corp	28,410
294,921		Deere & Co	23,962
55,173	*	DigitalGlobe, Inc	1,711
112,137		Donaldson Co, Inc	3,999
21,128		Douglas Dynamics, Inc	274
129,996		Dover Corp	10,095
8,048	*	Ducommun, Inc	171
7,198	*	DXP Enterprises, Inc	479
25,816	*	Dycom Industries, Inc	597
11,541		Dynamic Materials Corp	191
356,801		Eaton Corp	23,481
11,908	*	Edgen Group, Inc	76
50,074		EMCOR Group, Inc	2,036
547,108		Emerson Electric Co	29,839
15,305		Encore Wire Corp	522
34,170	*	Energy Recovery, Inc	141
37,162		EnerSys	1,822
12,394	*	Engility Holdings, Inc	352
11,300	*,e	Enphase Energy, Inc	87
15,889	*	EnPro Industries, Inc	807
2,980	*	Erickson Air-Crane, Inc	56
20,938		ESCO Technologies, Inc	678
23,350	*	Esterline Technologies Corp	1,688
139,194		Exelis, Inc	1,919
227,819		Fastenal Co	10,446
50,117	*	Federal Signal Corp	439
37,173	*	Flow International Corp	137
108,780		Flowserve Corp	5,875
123,894		Fluor Corp	7,348
124,037		Fortune Brands Home & Security, Inc	4,805
36,490		Franklin Electric Co, Inc	1,228
10,761		Freightcar America, Inc	183
126,167	*,e	FuelCell Energy, Inc	160
25,764	*	Furmanite Corp	172
37,336		Gardner Denver, Inc	2,807
35,871		GATX Corp	1,701
46,010	*,e	GenCorp, Inc	748
36,363		Generac Holdings, Inc	1,346
37,226		General Cable Corp	1,145
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
227,054		General Dynamics Corp	$17,785
7,860,107		General Electric Co	182,276
22,869	*	Gibraltar Industries, Inc	333
6,109	*	Global Brass & Copper Holdings, Inc	81
12,250		Global Power Equipment Group, Inc	197
12,953		Gorman-Rupp Co	412
46,150		Graco, Inc	2,917
84,833	*,e	GrafTech International Ltd	618
9,470		Graham Corp	284
29,395		Granite Construction, Inc	875
44,924		Great Lakes Dredge & Dock Corp	351
18,407	*	Greenbrier Cos, Inc	449
34,315		Griffon Corp	386
21,180		H&E Equipment Services, Inc	446
8,389		Hardinge, Inc	124
61,544		Harsco Corp	1,427
39,839		Heico Corp	2,007
75,795	*	Hexcel Corp	2,581
598,134		Honeywell International, Inc	47,456
12,024		Houston Wire & Cable Co	166
45,393		Hubbell, Inc (Class B)	4,494
37,789		Huntington Ingalls	2,134
4,796		Hurco Cos, Inc	138
8,424		Hyster-Yale Materials Handling, Inc	529
62,789		IDEX Corp	3,379
39,772	*	II-VI, Inc	647
287,110		Illinois Tool Works, Inc	19,859
227,173		Ingersoll-Rand plc	12,613
9,867	*	Innovative Solutions & Support, Inc	63
13,472		Insteel Industries, Inc	236
68,395		ITT Corp	2,011
98,921	*	Jacobs Engineering Group, Inc	5,454
21,706		John Bean Technologies Corp	456
80,876		Joy Global, Inc	3,925
9,545		Kadant, Inc	288
21,747		Kaman Corp	752
25,042		Kaydon Corp	690
112,424		KBR, Inc	3,654
59,735		Kennametal, Inc	2,320
24,548	*,e	KEYW Holding Corp	325
40,842	*	Kratos Defense & Security Solutions, Inc	265
68,388		L-3 Communications Holdings, Inc	5,864
13,874	*	Layne Christensen Co	271
7,262		LB Foster Co (Class A)	314
38,323		Lennox International, Inc	2,473
63,965		Lincoln Electric Holdings, Inc	3,663
10,010	e	Lindsay Manufacturing Co	751
6,398	*	LMI Aerospace, Inc	120
197,404		Lockheed Martin Corp	21,410
12,960		LSI Industries, Inc	105
12,907	*	Lydall, Inc	188
8,938	*	Manitex International, Inc	98
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
99,971		Manitowoc Co, Inc	$1,790
272,388		Masco Corp	5,309
43,578	*	Mastec, Inc	1,434
10,825		Met-Pro Corp	145
7,039		Michael Baker Corp	191
14,270	*	Middleby Corp	2,427
7,280		Miller Industries, Inc	112
34,691	*	Moog, Inc (Class A)	1,788
61,044	*	MRC Global, Inc	1,686
36,007		MSC Industrial Direct Co (Class A)	2,789
21,318		Mueller Industries, Inc	1,075
118,277		Mueller Water Products, Inc (Class A)	817
14,064	*	MYR Group, Inc	274
3,938	e	National Presto Industries, Inc	284
44,159	*,e	Navistar International Corp	1,226
19,754	*	NCI Building Systems, Inc	302
12,459		NN, Inc	142
48,825		Nordson Corp	3,384
6,303	*	Nortek, Inc	406
178,739		Northrop Grumman Corp	14,800
8,845	*	Northwest Pipe Co	247
44,747	*	Orbital Sciences Corp	777
19,593	*	Orion Marine Group, Inc	237
66,818	*	Oshkosh Truck Corp	2,537
90,499	*	Owens Corning, Inc	3,537
269,012		Paccar, Inc	14,435
84,544		Pall Corp	5,616
113,412		Parker Hannifin Corp	10,820
4,350	*	Patrick Industries, Inc	90
155,297		Pentair Ltd	8,959
28,503	*	Perini Corp	516
24,429	*	Pgt, Inc	212
16,392		Pike Electric Corp	202
12,258	*	Ply Gem Holdings, Inc	246
13,529	*	PMFG, Inc	94
35,438	*,e	Polypore International, Inc	1,428
7,077	*	Powell Industries, Inc	366
1,587	*	Power Solutions International, Inc	53
14,420	*	PowerSecure International, Inc	217
111,354		Precision Castparts Corp	25,167
1,801		Preformed Line Products Co	119
26,671		Primoris Services Corp	526
12,875	*,e	Proto Labs, Inc	836
28,579		Quanex Building Products Corp	481
159,563	*	Quanta Services, Inc	4,222
27,582		Raven Industries, Inc	827
246,737		Raytheon Co	16,314
18,319	*	RBC Bearings, Inc	952
34,163		Regal-Beloit Corp	2,215
22,554	*	Revolution Lighting Technologies, Inc	90
21,768	*	Rexnord Corp	367
106,338		Rockwell Automation, Inc	8,841
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
103,027		Rockwell Collins, Inc	$6,533
74,901		Roper Industries, Inc	9,304
26,334	*	Rush Enterprises, Inc (Class A)	652
31,268		Simpson Manufacturing Co, Inc	920
44,614		Snap-On, Inc	3,988
16,397	*,e	SolarCity Corp	619
7,959	*	Sparton Corp	137
90,789	*	Spirit Aerosystems Holdings, Inc (Class A)	1,950
35,604		SPX Corp	2,563
9,752		Standex International Corp	514
123,315		Stanley Works	9,532
12,518	*	Sterling Construction Co, Inc	113
16,194		Sun Hydraulics Corp	507
24,244	e	TAL International Group, Inc	1,056
44,785	*	Taser International, Inc	382
13,992	*	Tecumseh Products Co (Class A)	153
28,168	*	Teledyne Technologies, Inc	2,179
14,645		Tennant Co	707
83,491	*	Terex Corp	2,196
15,040	e	Textainer Group Holdings Ltd	578
211,415		Textron, Inc	5,507
4,600	*,e	The ExOne Company	284
20,645	*	Thermon Group Holdings	421
65,723		Timken Co	3,699
41,571	e	Titan International, Inc	701
11,613	*,e	Titan Machinery, Inc	228
44,775		Toro Co	2,033
39,794		TransDigm Group, Inc	6,239
13,203	*	Trex Co, Inc	627
30,333	*	Trimas Corp	1,131
60,186		Trinity Industries, Inc	2,314
39,203		Triumph Group, Inc	3,103
6,504	e	Twin Disc, Inc	154
71,568	*,e	United Rentals, Inc	3,572
698,758		United Technologies Corp	64,942
14,766		Universal Forest Products, Inc	589
57,668		URS Corp	2,723
58,065	*,e	USG Corp	1,338
20,359		Valmont Industries, Inc	2,913
12,845		Vicor Corp	88
44,811		W.W. Grainger, Inc	11,300
52,045	*	Wabash National Corp	530
44,618	*	WABCO Holdings, Inc	3,333
19,517		Watsco, Inc	1,639
21,144		Watts Water Technologies, Inc (Class A)	959
33,347	*,e	WESCO International, Inc	2,266
73,575		Westinghouse Air Brake Technologies Corp	3,931
52,887		Woodward Governor Co	2,115
8,335	*	Xerium Technologies, Inc	85
140,768		Xylem, Inc	3,792
		TOTAL CAPITAL GOODS	1,107,000
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
41,289		ABM Industries, Inc	$1,012
37,820		Acacia Research (Acacia Technologies)	845
87,875	*	ACCO Brands Corp	559
12,255	e	Acorn Energy, Inc	103
16,355		Administaff, Inc	496
166,278		ADT Corp	6,626
27,004	*	Advisory Board Co	1,476
14,202		American Ecology Corp	390
26,021	*	ARC Document Solutions, Inc	104
7,698	*	AT Cross Co	131
75,563		Avery Dennison Corp	3,231
6,166		Barrett Business Services, Inc	322
35,828		Brink’s Co	914
29,675	*	Casella Waste Systems, Inc (Class A)	128
35,493	*,e	CBIZ, Inc	238
10,344		CDI Corp	146
7,503		Ceco Environmental Corp	92
38,005	*,e	Cenveo, Inc	81
78,313		Cintas Corp	3,566
45,168	*	Clean Harbors, Inc	2,282
7,717	*	Consolidated Graphics, Inc	363
85,446	*,e	Coolbrands International, Inc	73
84,979	*	Copart, Inc	2,617
25,057		Corporate Executive Board Co	1,584
87,736		Corrections Corp of America	2,972
8,633		Courier Corp	123
80,750	e	Covanta Holding Corp	1,617
8,400	*	CRA International, Inc	155
37,676		Deluxe Corp	1,305
30,470	e	Dun & Bradstreet Corp	2,969
20,747	*	EnerNOC, Inc	275
20,052		Ennis, Inc	347
93,256		Equifax, Inc	5,496
11,236		Exponent, Inc	664
9,375	*	Franklin Covey Co	126
32,036	*	FTI Consulting, Inc	1,054
15,088		G & K Services, Inc (Class A)	718
54,016		Geo Group, Inc	1,834
12,104	*	GP Strategies Corp	288
51,852		Healthcare Services Group	1,271
14,300		Heidrick & Struggles International, Inc	239
5,613	*,e	Heritage-Crystal Clean, Inc	82
43,782		Herman Miller, Inc	1,185
33,809		HNI Corp	1,220
17,734	*	Huron Consulting Group, Inc	820
14,961	*	ICF International, Inc	471
114,792	*	ICO Global Communications Holdings Ltd	301
50,033	*	IHS, Inc (Class A)	5,222
33,730	*,e	Innerworkings, Inc	366
44,922		Interface, Inc	762
6,998	e	Intersections, Inc	61
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
129,308		Iron Mountain, Inc	$3,441
56,401		KAR Auction Services, Inc	1,290
20,372		Kelly Services, Inc (Class A)	356
21,985		Kforce, Inc	321
25,171		Kimball International, Inc (Class B)	244
35,963		Knoll, Inc	511
34,304	*	Korn/Ferry International	643
58,657		Manpower, Inc	3,214
19,108		McGrath RentCorp	653
21,996		Mine Safety Appliances Co	1,024
13,300	*	Mistras Group, Inc	234
28,189	*	Mobile Mini, Inc	934
8,734		Multi-Color Corp	265
4,810	*	National Technical Systems, Inc	67
40,393	*	Navigant Consulting, Inc	485
165,909		Nielsen Holdings NV	5,573
4,943		NL Industries, Inc	56
50,328	*,e	Odyssey Marine Exploration, Inc	149
34,971	*	On Assignment, Inc	934
17,073	*	Performant Financial Corp	198
152,067	e	Pitney Bowes, Inc	2,232
19,286	e	Quad	465
137,806	e	R.R. Donnelley & Sons Co	1,931
205,622		Republic Services, Inc	6,979
32,857		Resources Connection, Inc	381
105,944		Robert Half International, Inc	3,521
48,594		Rollins, Inc	1,259
24,429	*	RPX Corp	410
10,767		Schawk, Inc (Class A)	141
12,140	*	Standard Parking Corp	261
64,080		Steelcase, Inc (Class A)	934
65,639	*	Stericycle, Inc	7,249
15,368	*	Team, Inc	582
47,935	*	Tetra Tech, Inc	1,127
9,816		TMS International Corp	146
49,471		Towers Watson & Co	4,054
13,579	*	TRC Cos, Inc	95
30,958	*	TrueBlue, Inc	652
11,503		Unifirst Corp	1,050
31,063		United Stationers, Inc	1,042
115,025	*	Verisk Analytics, Inc	6,867
15,178		Viad Corp	372
2,793		VSE Corp	115
18,889	*	WageWorks, Inc	651
93,921		Waste Connections, Inc	3,864
355,133		Waste Management, Inc	14,323
16,168		West Corp	358
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	140,975

CONSUMER DURABLES & APPAREL - 1.6%
40,872	*	American Apparel, Inc	78
24,292		American Greetings Corp (Class A)	443
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,523		Arctic Cat, Inc	$428
8,829		Bassett Furniture Industries, Inc	137
21,459	*,e	Beazer Homes USA, Inc	376
7,843	e	Blyth, Inc	109
68,196		Brunswick Corp	2,179
51,179	e	Callaway Golf Co	337
45,108		Carter’s, Inc	3,341
5,387	*	Cavco Industries, Inc	272
23,174	*	Clarus Corp	218
213,681		Coach, Inc	12,199
9,339	e	Columbia Sportswear Co	585
68,785	*	CROCS, Inc	1,135
5,480		CSS Industries, Inc	137
6,895		Culp, Inc	120
27,341	*,e	Deckers Outdoor Corp	1,381
212,202		DR Horton, Inc	4,516
18,783	e	Ethan Allen Interiors, Inc	541
7,662	*	EveryWare Global, Inc	93
91,288	*	Fifth & Pacific Cos, Inc	2,039
3,461		Flexsteel Industries, Inc	84
39,080	*	Fossil Group, Inc	4,037
93,303	*,e	Garmin Ltd	3,374
13,268	*	G-III Apparel Group Ltd	638
74,818		Hanesbrands, Inc	3,847
51,667		Harman International Industries, Inc	2,800
87,267	e	Hasbro, Inc	3,912
23,782	*	Helen of Troy Ltd	913
7,853		Hooker Furniture Corp	128
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	523
45,356	*	Iconix Brand Group, Inc	1,334
21,039	*,e	iRobot Corp	837
20,248	e	Jakks Pacific, Inc	228
85,531	*	Jarden Corp	3,742
3,583	*	Johnson Outdoors, Inc	89
63,176		Jones Apparel Group, Inc	869
63,287	e	KB Home	1,242
39,237		La-Z-Boy, Inc	795
41,279	*,e	Leapfrog Enterprises, Inc	406
108,175		Leggett & Platt, Inc	3,363
122,890	e	Lennar Corp (Class A)	4,429
16,013	*	Libbey, Inc	384
7,210		Lifetime Brands, Inc	98
16,714	*	M/I Homes, Inc	384
17,427	*	Maidenform Brands, Inc	302
8,407		Marine Products Corp	67
262,003		Mattel, Inc	11,871
29,150		MDC Holdings, Inc	948
26,174	*	Meritage Homes Corp	1,135
153,120	*	Michael Kors Holdings Ltd	9,496
45,685	*	Mohawk Industries, Inc	5,139
12,667		Movado Group, Inc	429
4,424		Nacco Industries, Inc (Class A)	253
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
22,756	*	Nautilus, Inc	$198
219,526		Newell Rubbermaid, Inc	5,763
538,427		Nike, Inc (Class B)	34,287
3,788	*	NVR, Inc	3,493
10,106		Oxford Industries, Inc	631
8,860		Perry Ellis International, Inc	180
61,650		Phillips-Van Heusen Corp	7,709
48,524		Polaris Industries, Inc	4,610
36,161		Pool Corp	1,895
294,920	*	Pulte Homes, Inc	5,595
101,655	*	Quiksilver, Inc	655
45,636		Ralph Lauren Corp	7,929
6,477		RG Barry Corp	105
35,106		Ryland Group, Inc	1,408
29,390	*	Skechers U.S.A., Inc (Class A)	706
12,508	*,e	Skullcandy, Inc	68
48,359	*,e	Smith & Wesson Holding Corp	483
112,658	*,e	Standard-Pacific Corp	938
4,356	*	Steinway Musical Instruments, Inc	133
30,111	*	Steven Madden Ltd	1,457
14,503	e	Sturm Ruger & Co, Inc	697
18,841	*	Taylor Morrison Home Corp	459
45,228	*	Tempur-Pedic International, Inc	1,986
126,318	*	Toll Brothers, Inc	4,122
12,000	*	TRI Pointe Homes, Inc	199
19,300		True Religion Apparel, Inc	611
36,378	*	Tumi Holdings, Inc	873
40,284		Tupperware Corp	3,130
63,714	*,e	Under Armour, Inc (Class A)	3,804
10,905	*	Unifi, Inc	225
11,370	*	Universal Electronics, Inc	320
15,069	*,e	Vera Bradley, Inc	326
67,094		VF Corp	12,953
5,214		Weyco Group, Inc	131
59,919		Whirlpool Corp	6,852
8,350	*	William Lyon Homes, Inc	210
38,224	e	Wolverine World Wide, Inc	2,087
28,030	*,e	Zagg, Inc	150
		TOTAL CONSUMER DURABLES & APPAREL	216,138

CONSUMER SERVICES - 2.2%
18,260	*	AFC Enterprises	656
13,862	*,e	American Public Education, Inc	515
24,907		Ameristar Casinos, Inc	655
74,107	*,e	Apollo Group, Inc (Class A)	1,313
11,587	*	Ascent Media Corp (Series A)	905
29,370	*,e	Bally Technologies, Inc	1,657
18,782	*	BJ’s Restaurants, Inc	697
42,020	*	Bloomin’ Brands, Inc	1,046
21,179		Bob Evans Farms, Inc	995
42,761	*,e	Boyd Gaming Corp	483
14,947	*	Bravo Brio Restaurant Group, Inc	266
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
14,051	*,e	Bridgepoint Education, Inc	$171
9,000	*	Bright Horizons Family Solutions	312
53,790	e	Brinker International, Inc	2,121
14,166	*	Buffalo Wild Wings, Inc	1,391
65,811		Burger King Worldwide, Inc	1,284
27,800	*,e	Caesars Entertainment Corp	381
9,631	*	Capella Education Co	401
46,334	*	Career Education Corp	134
317,700		Carnival Corp	10,894
12,748		Carriage Services, Inc	216
18,871	*	Carrols Restaurant Group, Inc	122
14,608		CBRL Group, Inc	1,383
15,042		CEC Entertainment, Inc	617
41,224	e	Cheesecake Factory	1,727
23,515	*	Chipotle Mexican Grill, Inc (Class A)	8,568
21,021	e	Choice Hotels International, Inc	834
10,504		Churchill Downs, Inc	828
12,474	*	Chuy’s Holdings, Inc	478
59,209	*,e	Corinthian Colleges, Inc	133
98,248		Darden Restaurants, Inc	4,960
7,863	*	Del Frisco’s Restaurant Group, Inc	168
75,312	*	Denny’s Corp	423
48,007		DeVry, Inc	1,489
12,442		DineEquity, Inc	857
8,223	*	Diversified Restaurant Holdings, Inc	66
42,657		Domino’s Pizza, Inc	2,481
74,221		Dunkin Brands Group, Inc	3,178
21,777	*,e	Education Management Corp	122
4,221		Einstein Noah Restaurant Group, Inc	60
14,961	*	Fiesta Restaurant Group, Inc	515
34,464	*	Grand Canyon Education, Inc	1,111
208,641		H&R Block, Inc	5,790
41,775		Hillenbrand, Inc	991
33,800	*	Hyatt Hotels Corp	1,364
4,863	*	Ignite Restaurant Group, Inc	92
197,900		International Game Technology	3,307
20,955		International Speedway Corp (Class A)	660
33,777		Interval Leisure Group, Inc	673
15,534	*	Isle of Capri Casinos, Inc	117
18,743	*,e	ITT Educational Services, Inc	457
33,770	*	Jack in the Box, Inc	1,327
12,737	*,e	Jamba, Inc	190
3,365	*	JTH Holding, Inc	55
21,966	*,e	K12, Inc	577
45,722	*	Krispy Kreme Doughnuts, Inc	798
297,183		Las Vegas Sands Corp	15,730
32,744	*	Life Time Fitness, Inc	1,641
46,274	*,e	LifeLock, Inc	542
17,103		Lincoln Educational Services Corp	90
13,766	*	Luby’s, Inc	116
8,861		Mac-Gray Corp	126
14,891		Marcus Corp	189
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
187,952		Marriott International, Inc (Class A)	$7,588
20,417	*	Marriott Vacations Worldwide Corp	883
23,085		Matthews International Corp (Class A)	870
762,074		McDonald’s Corp	75,445
288,040	*	MGM Mirage	4,257
7,140	*	Monarch Casino & Resort, Inc	120
23,956	*	Morgans Hotel Group Co	193
22,035	*	Multimedia Games, Inc	574
2,018	*	Nathan’s Famous, Inc	105
20,600	*,e	Norwegian Cruise Line Holdings Ltd	624
71,477	*	Orient-Express Hotels Ltd (Class A)	869
21,924	*	Outerwall, Inc	1,286
21,333	*	Panera Bread Co (Class A)	3,967
13,283	*	Papa John’s International, Inc	868
51,524	*	Penn National Gaming, Inc	2,724
48,180	*	Pinnacle Entertainment, Inc	948
10,662	*	Red Robin Gourmet Burgers, Inc	588
37,371		Regis Corp	614
121,741		Royal Caribbean Cruises Ltd	4,059
46,223	*	Ruby Tuesday, Inc	427
26,831		Ruth’s Chris Steak House, Inc	324
42,614	*	Scientific Games Corp (Class A)	479
21,338		SeaWorld Entertainment, Inc	749
161,096		Service Corp International	2,905
44,601	*	SHFL Entertainment, Inc	790
53,132	e	Six Flags Entertainment Corp	1,868
45,772	*	Sonic Corp	666
51,448	e	Sotheby’s (Class A)	1,950
9,984		Speedway Motorsports, Inc	174
569,201		Starbucks Corp	37,277
147,972		Starwood Hotels & Resorts Worldwide, Inc	9,350
958	*	Steak N Shake Co	393
11,970	*	Steiner Leisure Ltd	633
55,317		Stewart Enterprises, Inc (Class A)	724
9,323	e	Strayer Education, Inc	455
48,004		Texas Roadhouse, Inc (Class A)	1,201
16,126		Town Sports International Holdings, Inc	174
15,190		Universal Technical Institute, Inc	157
27,599		Vail Resorts, Inc	1,698
20,124	e	Weight Watchers International, Inc	926
215,839	e	Wendy’s	1,258
41,412	*	WMS Industries, Inc	1,056
103,319		Wyndham Worldwide Corp	5,913
60,884		Wynn Resorts Ltd	7,793
341,871		Yum! Brands, Inc	23,705
		TOTAL CONSUMER SERVICES	301,072

DIVERSIFIED FINANCIALS - 6.5%
40,110	*	Affiliated Managers Group, Inc	6,576
232,535	*	American Capital Ltd	2,946
720,181		American Express Co	53,841
153,226		Ameriprise Financial, Inc	12,393
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
172,494		Apollo Investment Corp	$1,335
205,101		Ares Capital Corp	3,528
9,688	*	Artisan Partners Asset Management, Inc	483
8,194,719		Bank of America Corp	105,384
882,453		Bank of New York Mellon Corp	24,753
97,553		BGC Partners, Inc (Class A)	575
54,667	e	BlackRock Kelso Capital Corp	512
98,208		BlackRock, Inc	25,225
16,951		Calamos Asset Management, Inc (Class A)	178
444,025		Capital One Financial Corp	27,889
2,547		Capital Southwest Corp	351
22,738	e	Cash America International, Inc	1,034
66,839		CBOE Holdings, Inc	3,117
830,794		Charles Schwab Corp	17,638
2,304,717		Citigroup, Inc	110,557
240,877		CME Group, Inc	18,302
14,207	e	Cohen & Steers, Inc	483
10,988	*	Consumer Portfolio Services, Inc	81
75,792	*	Cowen Group, Inc	220
5,419	*	Credit Acceptance Corp	569
7,179	*	Deerfield Capital Corp	54
1,990		Diamond Hill Investment Group, Inc	169
373,283		Discover Financial Services	17,783
30,717	*	Dollar Financial Corp	424
216,676	*	E*Trade Financial Corp	2,743
91,544		Eaton Vance Corp	3,441
18,317	*,e	Encore Capital Group, Inc	606
23,860		Evercore Partners, Inc (Class A)	937
38,445	*	Ezcorp, Inc (Class A)	649
9,821	*	FBR & Co	248
69,691	e	Federated Investors, Inc (Class B)	1,910
10,455	e	Fidus Investment Corp	196
91,657	*	Fifth Street Finance Corp	958
37,325	e	Financial Engines, Inc	1,702
23,334	*	First Cash Financial Services, Inc	1,148
58,259	*,e	First Marblehead Corp	69
6,203	*	Firsthand Technology Value Fund, Inc	123
104,122		Franklin Resources, Inc	14,163
9,042		Friedman Billings Ramsey Group, Inc (Class A)	242
27,923	e	FXCM, Inc	458
7,000		Gain Capital Holdings, Inc	44
6,584		GAMCO Investors, Inc (Class A)	365
4,491		Garrison Capital, Inc	69
54,396		GFI Group, Inc	213
15,081		Gladstone Capital Corp	123
15,921		Gladstone Investment Corp	117
348,509		Goldman Sachs Group, Inc	52,712
17,097	e	Golub Capital BDC, Inc	299
19,596	*,e	Green Dot Corp	391
22,433		Greenhill & Co, Inc	1,026
14,431	*,e	GSV Capital Corp	113
10,641	*	Hannon Armstrong Sustainable Infrastructure Capital, Inc	126
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
38,185	e	Hercules Technology Growth Capital, Inc	$532
25,335		HFF, Inc (Class A)	450
4,930		Horizon Technology Finance Corp	68
13,614	*	Imperial Holdings, Inc	93
53,575	*	ING US, Inc	1,450
35,381		Interactive Brokers Group, Inc (Class A)	565
55,972	*	IntercontinentalExchange, Inc	9,950
12,794	*	International Assets Holding Corp	223
32,107	*	Internet Capital Group, Inc	366
337,832		Invesco Ltd	10,743
33,515	*	Investment Technology Group, Inc	469
37,500	e	iShares Russell 2000 Index Fund	3,643
124,420	e	Janus Capital Group, Inc	1,059
11,011		JMP Group, Inc	73
2,873,300		JPMorgan Chase & Co	151,682
20,819	e	KCAP Financial, Inc	234
165,200	*	Knight Capital Group, Inc (Class A)	593
73,441	*	Ladenburg Thalmann Financial Services, Inc	121
91,516		Lazard Ltd (Class A)	2,942
84,309		Legg Mason, Inc	2,614
225,092		Leucadia National Corp	5,902
42,965		LPL Financial Holdings, Inc	1,622
26,628	e	Main Street Capital Corp	737
10,552		Manning & Napier, Inc	187
27,836		MarketAxess Holdings, Inc	1,301
6,533		Marlin Business Services Corp	149
53,786		MCG Capital Corp	280
14,534		Medallion Financial Corp	202
21,871		Medley Capital Corp	297
148,210		Moody’s Corp	9,030
1,157,524		Morgan Stanley	28,278
91,923	*	MSCI, Inc (Class A)	3,058
17,411		MVC Capital, Inc	219
84,624		Nasdaq Stock Market, Inc	2,775
17,569		Nelnet, Inc (Class A)	634
23,100	*,m	Netspend Holdings, Inc	369
21,167	e	New Mountain Finance Corp	300
21,889	*	NewStar Financial, Inc	292
12,077		NGP Capital Resources Co	74
7,402	e	Nicholas Financial, Inc	112
181,980		Northern Trust Corp	10,537
184,724		NYSE Euronext	7,648
7,363		Oppenheimer Holdings, Inc	140
7,560		PennantPark Floating Rate Capital Ltd	107
49,497		PennantPark Investment Corp	547
41,814	*	PHH Corp	852
17,372	*	Pico Holdings, Inc	364
13,978	*	Piper Jaffray Cos	442
13,016	*	Portfolio Recovery Associates, Inc	2,000
184,880	e	Prospect Capital Corp	1,997
9,591		Pzena Investment Management, Inc (Class A)	63
89,308		Raymond James Financial, Inc	3,838
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
4,005	*	Regional Management Corp	$100
9,098		Resource America, Inc (Class A)	77
19,711	*	Safeguard Scientifics, Inc	316
109,665		SEI Investments Co	3,118
337,831		SLM Corp	7,723
34,070		Solar Capital Ltd	787
8,927		Solar Senior Capital Ltd	164
222,000	e	SPDR Trust Series 1	35,522
346,665		State Street Corp	22,606
8,917	e	Stellus Capital Investment Corp	134
48,147	*	Stifel Financial Corp	1,717
26,347	*	SWS Group, Inc	144
197,360		T Rowe Price Group, Inc	14,437
19,893		TCP Capital Corp	334
177,302		TD Ameritrade Holding Corp	4,307
19,867		THL Credit, Inc	302
39,767	e	TICC Capital Corp	383
20,596	e	Triangle Capital Corp	567
4,394	*	Virtus Investment Partners, Inc	775
65,189		Waddell & Reed Financial, Inc (Class A)	2,836
27,153		Walter Investment Management Corp	918
5,409		Westwood Holdings Group, Inc	232
5,336		WhiteHorse Finance, Inc	84
76,546	*	WisdomTree Investments, Inc	886
7,647	*,e	World Acceptance Corp	665
		TOTAL DIVERSIFIED FINANCIALS	892,948

ENERGY - 9.4%
70,225	*,e	Abraxas Petroleum Corp	147
1,730		Adams Resources & Energy, Inc	119
17,965		Alon USA Energy, Inc	260
172,068	*,e	Alpha Natural Resources, Inc	902
13,406	*,e	Amyris Biotechnologies, Inc	39
381,230		Anadarko Petroleum Corp	32,759
297,815		Apache Corp	24,966
6,580	*,e	APCO Argentina, Inc	76
25,857	*,e	Approach Resources, Inc	635
170,075	e	Arch Coal, Inc	643
44,045	*	Atwood Oceanics, Inc	2,293
335,787		Baker Hughes, Inc	15,490
23,122	*,e	Basic Energy Services, Inc	280
39,652		Berry Petroleum Co (Class A)	1,678
36,863	*,e	Bill Barrett Corp	745
6,457		Bolt Technology Corp	110
20,493	*	Bonanza Creek Energy, Inc	727
90,573	*,e	BPZ Energy, Inc	162
27,721		Bristow Group, Inc	1,811
34,152	*,e	C&J Energy Services, Inc	662
160,233		Cabot Oil & Gas Corp	11,380
79,978	*,e	Cal Dive International, Inc	150
47,807	*	Callon Petroleum Co	161
188,599	*	Cameron International Corp	11,535
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,028	e	CARBO Ceramics, Inc	$1,013
29,745	*	Carrizo Oil & Gas, Inc	843
181,699	*	Cheniere Energy, Inc	5,044
440,764	e	Chesapeake Energy Corp	8,983
1,473,580		Chevron Corp	174,384
66,090		Cimarex Energy Co	4,295
4,602	*	Clayton Williams Energy, Inc	200
50,466	*,e	Clean Energy Fuels Corp	666
46,507	*	Cloud Peak Energy, Inc	766
208,263	*	Cobalt International Energy, Inc	5,534
36,545		Comstock Resources, Inc	575
79,401	*	Concho Resources, Inc	6,647
929,477		ConocoPhillips	56,233
173,265		Consol Energy, Inc	4,695
9,289		Contango Oil & Gas Co	314
31,808	*,e	Continental Resources, Inc	2,737
15,591	*	Crimson Exploration, Inc	44
36,397		Crosstex Energy, Inc	719
11,749		CVR Energy, Inc	557
6,271	*	Dawson Geophysical Co	231
25,244		Delek US Holdings, Inc	727
283,577	*	Denbury Resources, Inc	4,912
308,748	*	Devon Energy Corp	16,018
52,396	e	Diamond Offshore Drilling, Inc	3,604
13,900	*	Diamondback Energy, Inc	463
57,836	*	Dresser-Rand Group, Inc	3,469
30,642	*	Dril-Quip, Inc	2,767
27,833	*	Emerald Oil, Inc	191
39,982	*,e	Endeavour International Corp	154
55,035		Energen Corp	2,876
60,385		Energy XXI Bermuda Ltd	1,339
206,835		EOG Resources, Inc	27,236
21,960	*	EPL Oil & Gas, Inc	645
27,387		Equal Energy Ltd	111
114,287		Equitable Resources, Inc	9,071
16,143	*	Era Group, Inc	422
11,704	*	Evolution Petroleum Corp	128
104,447	e	EXCO Resources, Inc	798
46,375	*	Exterran Holdings, Inc	1,304
3,380,588	d	Exxon Mobil Corp	305,436
183,000	*	FMC Technologies, Inc	10,189
91,201	*,e	Forest Oil Corp	373
29,897	*,e	Forum Energy Technologies, Inc	910
39,564	*,e	Frontline Ltd	70
36,931	*,e	FX Energy, Inc	119
17,507		GasLog Ltd	224
54,404	*,e	Gastar Exploration Ltd	145
9,836	*	Geospace Technologies Corp	679
20,626	*,e	Global Geophysical Services, Inc	97
31,274	e	Golar LNG Ltd	997
20,317	*,e	Goodrich Petroleum Corp	260
20,962	*	Green Plains Renewable Energy, Inc	279
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,124		Gulf Island Fabrication, Inc	$213
20,444		Gulfmark Offshore, Inc	922
58,937	*	Gulfport Energy Corp	2,774
158,159	*,e	Halcon Resources Corp	897
3,710		Hallador Petroleum Co	30
708,704		Halliburton Co	29,567
81,306	*	Helix Energy Solutions Group, Inc	1,873
72,674		Helmerich & Payne, Inc	4,538
121,560	*	Hercules Offshore, Inc	856
233,636		Hess Corp	15,534
154,266		Holly Corp	6,600
27,723	*	Hornbeck Offshore Services, Inc	1,483
100,154	*	ION Geophysical Corp	603
823	*	Isramco, Inc	77
118,324	*	Key Energy Services, Inc	704
503,414		Kinder Morgan, Inc	19,205
33,098	*,e	KiOR, Inc (Class A)	189
18,775	e	Knightsbridge Tankers Ltd	138
200,347	*	Kodiak Oil & Gas Corp	1,781
73,463	*	Kosmos Energy LLC	746
22,491	*	L&L Energy, Inc	81
29,748	*,e	Laredo Petroleum Holdings, Inc	612
25,668		Lufkin Industries, Inc	2,271
129,109	*,e	Magnum Hunter Resources Corp	471
538,929		Marathon Oil Corp	18,636
246,869		Marathon Petroleum Corp	17,543
37,770	*	Matador Resources Co	452
23,922	*	Matrix Service Co	373
176,324	*	McDermott International, Inc	1,442
25,277	*	Midstates Petroleum Co, Inc	137
22,419	*,e	Miller Petroleum, Inc	90
9,855	*	Mitcham Industries, Inc	165
145,088		Murphy Oil Corp	8,834
223,659		Nabors Industries Ltd	3,424
326,837		National Oilwell Varco, Inc	22,519
9,713	*	Natural Gas Services Group, Inc	228
103,184	*	Newfield Exploration Co	2,465
69,133	*	Newpark Resources, Inc	760
272,567		Noble Energy, Inc	16,365
48,702	e	Nordic American Tanker Shipping	369
48,403	*,e	Northern Oil And Gas, Inc	646
101,502	*,e	Nuverra Environmental Solutions, Inc	294
68,821	*	Oasis Petroleum, Inc	2,675
612,484		Occidental Petroleum Corp	54,652
82,172		Oceaneering International, Inc	5,933
42,049	*	Oil States International, Inc	3,895
5,367		Panhandle Oil and Gas, Inc (Class A)	153
96,030	*	Parker Drilling Co	478
113,291		Patterson-UTI Energy, Inc	2,193
18,000	e	PBF Energy, Inc	466
22,888	*	PDC Energy, Inc	1,178
207,042		Peabody Energy Corp	3,031
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
42,828	e	Penn Virginia Corp	$201
43,261	*	Petroquest Energy, Inc	171
9,723	*	PHI, Inc	334
470,735		Phillips 66	27,731
42,944	*	Pioneer Energy Services Corp	284
103,762		Pioneer Natural Resources Co	15,020
136,144		Questar Market Resources, Inc	3,782
106,368	*,e	Quicksilver Resources, Inc	179
124,202		Range Resources Corp	9,603
14,954	*,e	Renewable Energy Group, Inc	213
51,813	*	Resolute Energy Corp	413
36,039	*	Rex Energy Corp	634
5,384	*	Rex Stores Corp	155
9,601	*	RigNet, Inc	245
45,950	*	Rosetta Resources, Inc	1,954
93,726	*	Rowan Cos plc	3,193
49,925	e	RPC, Inc	689
21,411	*,e	Sanchez Energy Corp	492
373,618	*,e	SandRidge Energy, Inc	1,778
1,010,608		Schlumberger Ltd	72,420
122,702		Scorpio Tankers, Inc	1,102
16,143	e	SEACOR Holdings, Inc	1,341
268,057	*	Seadrill Ltd	10,921
31,863		SemGroup Corp	1,716
34,031	e	Ship Finance International Ltd	505
36,371	*,e	Solazyme, Inc	426
266,793	*	Southwestern Energy Co	9,746
508,692		Spectra Energy Corp	17,530
49,940		St. Mary Land & Exploration Co	2,995
38,145	*	Stone Energy Corp	840
120,353	*	Superior Energy Services	3,122
32,148	*,e	Swift Energy Co	385
30,622	*	Synergy Resources Corp	224
24,801		Targa Resources Investments, Inc	1,595
27,666	e	Teekay Corp	1,124
48,134	e	Teekay Tankers Ltd (Class A)	127
23,351	*	Tesco Corp	309
103,150		Tesoro Corp	5,397
61,337	*	Tetra Technologies, Inc	629
11,511		TGC Industries, Inc	95
38,244		Tidewater, Inc	2,179
39,122	*	Triangle Petroleum Corp	274
117,937	*,e	Ultra Petroleum Corp	2,338
36,980	*	Unit Corp	1,575
76,523	*,e	Uranium Energy Corp	137
94,356	*	Ur-Energy, Inc	126
48,465	*	Vaalco Energy, Inc	277
414,710		Valero Energy Corp	14,419
169,150	*,e	Vantage Drilling Co	345
26,733	e	W&T Offshore, Inc	382
67,894	*	Warren Resources, Inc	173
41,371	e	Western Refining, Inc	1,161
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,723	*,e	Westmoreland Coal Co	$87
89,390	*	Whiting Petroleum Corp	4,120
33,654	*	Willbros Group, Inc	207
519,114		Williams Cos, Inc	16,856
55,107		World Fuel Services Corp	2,203
151,612	*	WPX Energy, Inc	2,872
19,733	*,e	ZaZa Energy Corp	24
		TOTAL ENERGY	1,289,159

FOOD & STAPLES RETAILING - 2.0%
14,244		Andersons, Inc	758
837		Arden Group, Inc (Class A)	92
29,135		Casey’s General Stores, Inc	1,753
10,274	*	Chefs’ Warehouse Holdings, Inc	177
331,685		Costco Wholesale Corp	36,674
930,742		CVS Corp	53,220
11,866	*	Fairway Group Holdings Corp	287
30,233	*	Fresh Market, Inc	1,503
34,137		Harris Teeter Supermarkets, Inc	1,600
8,163		Ingles Markets, Inc (Class A)	206
395,471		Kroger Co	13,659
9,522		Nash Finch Co	209
6,410	*,e	Natural Grocers by Vitamin C	199
16,292	*	Pantry, Inc	198
14,319	e	Pricesmart, Inc	1,255
553,974	*,e	Rite Aid Corp	1,584
19,881	e	Roundy’s, Inc	166
183,872	e	Safeway, Inc	4,350
16,968		Spartan Stores, Inc	313
154,781	*,e	Supervalu, Inc	963
11,880	*	Susser Holdings Corp	569
449,725	e	Sysco Corp	15,363
36,743	*	United Natural Foods, Inc	1,984
4,843		Village Super Market (Class A)	160
716,723		Walgreen Co	31,679
1,224,126		Wal-Mart Stores, Inc	91,185
8,834		Weis Markets, Inc	398
281,986		Whole Foods Market, Inc	14,517
		TOTAL FOOD & STAPLES RETAILING	275,021

FOOD, BEVERAGE & TOBACCO - 5.0%
2,319		Alico, Inc	93
68,179	*	Alliance One International, Inc	259
1,526,748		Altria Group, Inc	53,421
10,027	*,e	Annie’s, Inc	429
500,856		Archer Daniels Midland Co	16,984
37,577		B&G Foods, Inc (Class A)	1,279
120,273		Beam, Inc	7,590
6,146	*,e	Boston Beer Co, Inc (Class A)	1,049
44,670	*,e	Boulder Brands, Inc	538
114,934		Brown-Forman Corp (Class B)	7,764
111,486		Bunge Ltd	7,890
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,305	e	Calavo Growers, Inc	$253
10,929		Cal-Maine Foods, Inc	508
133,322	e	Campbell Soup Co	5,971
35,476	*	Chiquita Brands International, Inc	387
3,512		Coca-Cola Bottling Co Consolidated	215
2,907,570		Coca-Cola Co	116,623
208,425		Coca-Cola Enterprises, Inc	7,328
316,941		ConAgra Foods, Inc	11,071
114,761	*	Constellation Brands, Inc (Class A)	5,981
7,653	*	Craft Brewers Alliance, Inc	63
88,594	*	Darling International, Inc	1,653
140,023	*	Dean Foods Co	1,403
16,103	*,e	Diamond Foods, Inc	334
35,216	*	Dole Food Co, Inc	449
155,139		Dr Pepper Snapple Group, Inc	7,126
5,320	*	Farmer Bros Co	75
128,238		Flowers Foods, Inc	2,828
27,620		Fresh Del Monte Produce, Inc	770
490,079		General Mills, Inc	23,784
112,562	*,e	Green Mountain Coffee Roasters, Inc	8,449
2,482		Griffin Land & Nurseries, Inc (Class A)	71
29,164	*	Hain Celestial Group, Inc	1,895
114,004		Hershey Co	10,178
93,510		Hillshire Brands Co	3,093
102,534		Hormel Foods Corp	3,956
57,268		Ingredion, Inc	3,758
10,713	*	Inventure Foods, Inc	90
11,326		J&J Snack Foods Corp	881
81,528		J.M. Smucker Co	8,410
5,780		John B. Sanfilippo & Son, Inc	117
193,454		Kellogg Co	12,426
451,981		Kraft Foods Group, Inc	25,252
14,250		Lancaster Colony Corp	1,111
33,835		Lance, Inc	961
3,603	e	Lifeway Foods, Inc	63
6,464	e	Limoneira Co	134
287,011		Lorillard, Inc	12,537
100,312		McCormick & Co, Inc	7,058
153,986		Mead Johnson Nutrition Co	12,200
102,787		Molson Coors Brewing Co (Class B)	4,919
1,356,491		Mondelez International, Inc	38,701
102,054	*	Monster Beverage Corp	6,202
5,604		National Beverage Corp	98
15,084	*	Omega Protein Corp	135
1,175,468		PepsiCo, Inc	96,142
1,243,287		Philip Morris International, Inc	107,693
45,390	*	Pilgrim’s Pride Corp	678
19,140		Pinnacle Foods, Inc	462
21,173	*	Post Holdings, Inc	924
239,545		Reynolds American, Inc	11,587
17,484		Sanderson Farms, Inc	1,161
224		Seaboard Corp	607
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
6,106	*	Seneca Foods Corp	$187
105,524	*	Smithfield Foods, Inc	3,456
14,223	*,e	Synutra International, Inc	72
19,211	e	Tootsie Roll Industries, Inc	611
26,938	*	TreeHouse Foods, Inc	1,765
212,762		Tyson Foods, Inc (Class A)	5,464
17,708	e	Universal Corp	1,024
42,163	e	Vector Group Ltd	684
105,268	*,e	WhiteWave Foods Co (Class A)	1,711
		TOTAL FOOD, BEVERAGE & TOBACCO	681,041

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
15,924		Abaxis, Inc	757
1,184,865		Abbott Laboratories	41,328
29,721	*,e	Abiomed, Inc	641
26,970	*	Acadia Healthcare Co, Inc	892
43,084	*,e	Accretive Health, Inc	466
52,299	*,e	Accuray, Inc	300
4,240	*	Addus HomeCare Corp	84
287,562		Aetna, Inc	18,272
29,433	e	Air Methods Corp	997
55,710	*	Align Technology, Inc	2,063
4,207	*	Alliance HealthCare Services, Inc	66
133,589	*	Allscripts Healthcare Solutions, Inc	1,729
7,268		Almost Family, Inc	138
39,818	*	Alphatec Holdings, Inc	82
21,596	*,e	Amedisys, Inc	251
180,461		AmerisourceBergen Corp	10,075
34,893	*	AMN Healthcare Services, Inc	500
25,648	*	Amsurg Corp	900
10,953		Analogic Corp	798
18,523	*	Angiodynamics, Inc	209
8,891	*	Anika Therapeutics, Inc	151
91,526	*,e	Antares Pharma, Inc	381
20,843	*	Arthrocare Corp	720
17,166		Assisted Living Concepts, Inc (A Shares)	205
27,901	*,e	athenahealth, Inc	2,364
15,737	*	AtriCure, Inc	149
1,165		Atrion Corp	255
61,206		Bard (C.R.), Inc	6,652
412,048		Baxter International, Inc	28,543
147,615		Becton Dickinson & Co	14,589
22,554	*	Biolase Technology, Inc	81
18,346	*,e	Bio-Reference Labs, Inc	527
44,213	*	BioScrip, Inc	730
1,025,414	*	Boston Scientific Corp	9,506
74,076	*	Brookdale Senior Living, Inc	1,959
18,628		Cantel Medical Corp	631
21,051	*	Capital Senior Living Corp	503
259,817		Cardinal Health, Inc	12,263
15,037	*	Cardiovascular Systems, Inc	319
166,970	*	CareFusion Corp	6,153
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
156,388	*	Catamaran Corp	$7,619
41,366	*	Centene Corp	2,170
112,784	*	Cerner Corp	10,837
49,516	*,e	Cerus Corp	219
14,552	e	Chemed Corp	1,054
8,056	*	Chindex International, Inc	131
216,855		Cigna Corp	15,720
69,450		Community Health Systems, Inc	3,256
9,537		Computer Programs & Systems, Inc	469
22,053		Conmed Corp	689
36,172		Cooper Cos, Inc	4,306
12,032	*	Corvel Corp	352
357,606		Covidien plc	22,472
22,090	*	Cross Country Healthcare, Inc	114
19,963		CryoLife, Inc	125
10,626	*	Cutera, Inc	93
20,834	*	Cyberonics, Inc	1,083
12,861	*	Cynosure, Inc (Class A)	334
69,986	*	DaVita, Inc	8,454
109,051		Dentsply International, Inc	4,467
10,143	*,e	Derma Sciences, Inc	135
53,654	*	DexCom, Inc	1,205
85,882	*	Edwards Lifesciences Corp	5,771
30,361	*	Emeritus Corp	704
47,927	*	Endologix, Inc	636
14,856		Ensign Group, Inc	523
7,074	*	Exactech, Inc	140
23,160	*	ExamWorks Group, Inc	492
621,470	*	Express Scripts Holding Co	38,338
29,310	*	Five Star Quality Care, Inc	164
22,565	*	GenMark Diagnostics, Inc	233
22,160	*	Gentiva Health Services, Inc	221
41,537	*,e	Globus Medical, Inc	700
18,107	*	Greatbatch, Inc	594
11,401	*,e	Greenway Medical Technologies	141
38,562	*	Haemonetics Corp	1,595
25,502	*	Hanger Orthopedic Group, Inc	807
203,382		HCA Holdings, Inc	7,334
197,006	*	Health Management Associates, Inc (Class A)	3,097
60,101	*	Health Net, Inc	1,912
66,457	*	Healthsouth Corp	1,914
14,864	*	HealthStream, Inc	376
28,116	*	Healthways, Inc	489
12,504	*,e	HeartWare International, Inc	1,189
66,261	*	Henry Schein, Inc	6,344
46,960		Hill-Rom Holdings, Inc	1,582
65,676	*	HMS Holdings Corp	1,530
204,404	*	Hologic, Inc	3,945
119,712		Humana, Inc	10,101
9,893	*	ICU Medical, Inc	713
42,203	*,e	Idexx Laboratories, Inc	3,789
39,836	*	Insulet Corp	1,251
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
16,089	*	Integra LifeSciences Holdings Corp	$589
30,588	*	Intuitive Surgical, Inc	15,495
23,110		Invacare Corp	332
62,113	*	Inverness Medical Innovations, Inc	1,522
12,768	*	IPC The Hospitalist Co, Inc	656
38,766	*	Kindred Healthcare, Inc	509
70,572	*	Laboratory Corp of America Holdings	7,064
8,629		Landauer, Inc	417
11,927	*	LHC Group, Inc	234
36,120	*	LifePoint Hospitals, Inc	1,764
20,796	*	Magellan Health Services, Inc	1,166
35,693	*,e	MAKO Surgical Corp	430
38,810		Masimo Corp	823
172,260		McKesson Corp	19,724
44,883	*	MedAssets, Inc	796
10,881	*	Medical Action Industries, Inc	84
19,951	*	Medidata Solutions, Inc	1,545
772,343		Medtronic, Inc	39,752
43,385	*,e	Merge Healthcare, Inc	156
31,965	e	Meridian Bioscience, Inc	687
32,366	*	Merit Medical Systems, Inc	361
21,513	*	Molina Healthcare, Inc	800
9,533	*	MWI Veterinary Supply, Inc	1,175
8,081		National Healthcare Corp	386
5,598	*	National Research Corp	101
22,829	*	Natus Medical, Inc	312
18,486	*	Neogen Corp	1,027
97,156	*,e	Neoprobe Corp	259
33,067	*	NuVasive, Inc	820
45,234	*	NxStage Medical, Inc	646
79,723		Omnicare, Inc	3,804
25,874	*	Omnicell, Inc	532
36,642	*	OraSure Technologies, Inc	142
14,876	*	Orthofix International NV	400
48,567	e	Owens & Minor, Inc	1,643
66,558		Patterson Cos, Inc	2,503
37,651	*	Pediatrix Medical Group, Inc	3,448
23,814	*	PharMerica Corp	330
9,836	*,e	PhotoMedex, Inc	157
8,598	*	Providence Service Corp	250
29,676		Quality Systems, Inc	555
120,089		Quest Diagnostics, Inc	7,281
21,781	*,e	Quidel Corp	556
108,952	e	Resmed, Inc	4,917
7,696	*	Rochester Medical Corp	113
31,391	*,e	Rockwell Medical Technologies, Inc	113
38,631	*	RTI Biologics, Inc	145
36,584		Select Medical Holdings Corp	300
42,129	*	Sirona Dental Systems, Inc	2,775
15,881	*	Skilled Healthcare Group, Inc (Class A)	106
44,003	*	Solta Medical, Inc	100
30,482	*	Spectranetics Corp	569
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
215,715		St. Jude Medical, Inc	$9,843
26,141	*	Staar Surgical Co	265
44,285		STERIS Corp	1,899
247,022		Stryker Corp	15,977
13,627	*	SurModics, Inc	273
32,497	*	Symmetry Medical, Inc	274
52,336	*	Team Health Holdings, Inc	2,149
19,871	*	TearLab Corp	211
30,710		Teleflex, Inc	2,380
79,191	*	Tenet Healthcare Corp	3,651
44,951	*	Thoratec Corp	1,407
20,149	*	Tornier BV	353
14,800	*	Triple-S Management Corp (Class B)	318
77,329	*,e	Unilife Corp	245
775,315		UnitedHealth Group, Inc	50,768
28,773		Universal American Corp	256
68,958		Universal Health Services, Inc (Class B)	4,617
8,422		US Physical Therapy, Inc	233
697	*	USMD Holdings, Inc	21
2,349		Utah Medical Products, Inc	128
25,857	*	Vanguard Health Systems, Inc	536
82,411	*	Varian Medical Systems, Inc	5,559
12,709	*	Vascular Solutions, Inc	187
66,310	*	VCA Antech, Inc	1,730
15,934	*	Vocera Communications, Inc	234
39,957	*	Volcano Corp	724
32,355	*	WellCare Health Plans, Inc	1,797
228,279		WellPoint, Inc	18,682
26,348		West Pharmaceutical Services, Inc	1,851
33,963	*	Wright Medical Group, Inc	890
12,908	*,e	Zeltiq Aesthetics, Inc	82
127,984		Zimmer Holdings, Inc	9,591
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	616,660

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
327,248		Avon Products, Inc	6,882
39,882	*	Central Garden and Pet Co (Class A)	275
105,132		Church & Dwight Co, Inc	6,488
99,151		Clorox Co	8,243
708,931		Colgate-Palmolive Co	40,615
19,608	*	Elizabeth Arden, Inc	884
47,350		Energizer Holdings, Inc	4,759
176,366		Estee Lauder Cos (Class A)	11,600
15,213		Female Health Co	150
25,252	*	Harbinger Group, Inc	190
66,040	e	Herbalife Ltd	2,981
12,258		Inter Parfums, Inc	350
292,395		Kimberly-Clark Corp	28,403
74,599	*	Lifevantage Corp	173
9,661	*	Medifast, Inc	249
5,868		Nature’s Sunshine Products, Inc	96
43,475	e	Nu Skin Enterprises, Inc (Class A)	2,657
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
8,067		Nutraceutical International Corp	$165
3,981		Oil-Dri Corp of America	109
4,547		Orchids Paper Products Co	119
38,233	*	Prestige Brands Holdings, Inc	1,114
2,083,539		Procter & Gamble Co	160,412
9,587	*	Revlon, Inc (Class A)	212
17,518		Spectrum Brands, Inc	996
110,286	*,e	Star Scientific, Inc	153
5,403	*,e	USANA Health Sciences, Inc	391
13,264		WD-40 Co	723
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	279,389

INSURANCE - 4.3%
258,666		ACE Ltd	23,145
354,501		Aflac, Inc	20,604
12,775	*	Alleghany Corp	4,897
26,504		Allied World Assurance Co Holdings Ltd	2,425
356,385		Allstate Corp	17,149
34,048	*	AMBAC Financial Group, Inc	811
48,474		American Equity Investment Life Holding Co	761
63,656		American Financial Group, Inc	3,113
1,121,729	*	American International Group, Inc	50,141
5,469		American National Insurance Co	544
7,468	*	American Safety Insurance Holdings Ltd	216
13,065		Amerisafe, Inc	423
20,998	e	Amtrust Financial Services, Inc	750
236,862		Aon plc	15,242
101,165	*	Arch Capital Group Ltd	5,201
20,783		Argo Group International Holdings Ltd	881
96,211		Arthur J. Gallagher & Co	4,203
50,374		Aspen Insurance Holdings Ltd	1,868
59,550		Assurant, Inc	3,032
124,863		Assured Guaranty Ltd	2,755
89,885		Axis Capital Holdings Ltd	4,115
6,904		Baldwin & Lyons, Inc (Class B)	168
1,368,059	*	Berkshire Hathaway, Inc (Class B)	153,113
89,066		Brown & Brown, Inc	2,872
197,059		Chubb Corp	16,681
124,217		Cincinnati Financial Corp	5,702
32,879	*,e	Citizens, Inc (Class A)	197
19,762		CNA Financial Corp	645
168,806		Conseco, Inc	2,188
19,001		Crawford & Co (Class B)	107
7,812		Donegal Group, Inc (Class A)	109
4,850		Eastern Insurance Holdings, Inc	91
16,828	*	eHealth, Inc	382
4,503		EMC Insurance Group, Inc	118
24,104		Employers Holdings, Inc	589
31,468		Endurance Specialty Holdings Ltd	1,619
7,174	*	Enstar Group Ltd	954
20,774		Erie Indemnity Co (Class A)	1,656
38,034		Everest Re Group Ltd	4,878
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,829		FBL Financial Group, Inc (Class A)	$428
173,098		Fidelity National Title Group, Inc (Class A)	4,121
80,939		First American Financial Corp	1,784
4,187	*	Fortegra Financial Corp	29
375,048	*	Genworth Financial, Inc (Class A)	4,279
20,683	*	Greenlight Capital Re Ltd (Class A)	507
7,438	*	Hallmark Financial Services	68
33,724		Hanover Insurance Group, Inc	1,650
345,892		Hartford Financial Services Group, Inc	10,695
77,301		HCC Insurance Holdings, Inc	3,332
6,789	e	HCI Group, Inc	209
2,870	*	Health Insurance Innovations, Inc	30
44,940	*	Hilltop Holdings, Inc	737
29,235		Horace Mann Educators Corp	713
5,951		Independence Holding Co	70
10,249		Infinity Property & Casualty Corp	613
862		Investors Title Co	61
2,854		Kansas City Life Insurance Co	109
37,633		Kemper Corp	1,289
203,899		Lincoln National Corp	7,436
233,503		Loews Corp	10,368
34,934		Maiden Holdings Ltd	392
10,487	*	Markel Corp	5,526
420,352		Marsh & McLennan Cos, Inc	16,780
108,070	*,e	MBIA, Inc	1,438
42,189		Meadowbrook Insurance Group, Inc	339
20,342		Mercury General Corp	894
672,050		Metlife, Inc	30,753
35,141		Montpelier Re Holdings Ltd	879
35,464	*	National Financial Partners Corp	898
7,244		National Interstate Corp	212
1,551		National Western Life Insurance Co (Class A)	294
8,338	*	Navigators Group, Inc	476
195,723		Old Republic International Corp	2,519
17,609		OneBeacon Insurance Group Ltd (Class A)	255
43,791		PartnerRe Ltd	3,966
4,932	*	Phoenix Cos, Inc	212
24,214		Platinum Underwriters Holdings Ltd	1,386
43,301		Primerica, Inc	1,621
223,115		Principal Financial Group	8,356
46,842		ProAssurance Corp	2,443
466,332		Progressive Corp	11,854
61,341		Protective Life Corp	2,356
352,808		Prudential Financial, Inc	25,766
56,415		Reinsurance Group of America, Inc (Class A)	3,899
34,235		RenaissanceRe Holdings Ltd	2,971
16,141		RLI Corp	1,233
10,041		Safety Insurance Group, Inc	487
42,211		Selective Insurance Group, Inc	972
35,995		Stancorp Financial Group, Inc	1,779
9,480		State Auto Financial Corp	172
16,046		Stewart Information Services Corp	420
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
62,336		Symetra Financial Corp	$997
75,122		Torchmark Corp	4,893
42,906		Tower Group International Ltd	880
286,083		Travelers Cos, Inc	22,864
6,929	*	United America Indemnity Ltd	163
16,961		United Fire & Casualty Co	421
22,242		Universal Insurance Holdings, Inc	157
207,543		UnumProvident Corp	6,096
79,239		Validus Holdings Ltd	2,862
84,461		W.R. Berkley Corp	3,451
4,546		White Mountains Insurance Group Ltd	2,614
221,856		XL Capital Ltd	6,727
		TOTAL INSURANCE	586,546

MATERIALS - 3.7%
22,177		A. Schulman, Inc	595
7,771	*	ADA-ES, Inc	327
3,376	*	AEP Industries, Inc	251
158,436		Air Products & Chemicals, Inc	14,508
49,733		Airgas, Inc	4,748
110,458	*,e	AK Steel Holding Corp	336
66,871		Albemarle Corp	4,165
811,261		Alcoa, Inc	6,344
81,466		Allegheny Technologies, Inc	2,143
79,955	*	Allied Nevada Gold Corp	518
21,055		AMCOL International Corp	667
3,809	*	American Pacific Corp	108
20,501		American Vanguard Corp	480
50,635		Aptargroup, Inc	2,796
15,246	*	Arabian American Development Co	133
60,168		Ashland, Inc	5,024
52,910		Axiall Corp	2,253
23,190		Balchem Corp	1,038
113,393		Ball Corp	4,710
78,588		Bemis Co, Inc	3,076
42,124	*	Berry Plastics Group, Inc	930
10,300	*	Boise Cascade Co	262
76,383		Boise, Inc	652
14,781		Brush Engineered Materials, Inc	400
31,123		Buckeye Technologies, Inc	1,153
48,545		Cabot Corp	1,817
41,280	*	Calgon Carbon Corp	689
35,267		Carpenter Technology Corp	1,590
11,808	*,e	Castle (A.M.) & Co	186
120,429		Celanese Corp (Series A)	5,395
39,702	*	Century Aluminum Co	368
45,049		CF Industries Holdings, Inc	7,726
5,158		Chase Corp	115
73,547	*	Chemtura	1,493
16,903	*	Clearwater Paper Corp	795
116,899	e	Cliffs Natural Resources, Inc	1,900
77,643	*	Coeur d’Alene Mines Corp	1,033
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
89,141		Commercial Metals Co	$1,317
25,270		Compass Minerals International, Inc	2,136
110,026	*	Crown Holdings, Inc	4,525
31,866		Cytec Industries, Inc	2,334
9,014		Deltic Timber Corp	521
25,140		Domtar Corp	1,672
919,858		Dow Chemical Co	29,592
699,654		Du Pont (E.I.) de Nemours & Co	36,732
37,135		Eagle Materials, Inc	2,461
116,569		Eastman Chemical Co	8,161
199,362		Ecolab, Inc	16,984
63,918	*	Ferro Corp	444
35,881	*	Flotek Industries, Inc	644
103,495		FMC Corp	6,319
786,171		Freeport-McMoRan Copper & Gold, Inc (Class B)	21,706
14,460		FutureFuel Corp	205
51,402	*,e	General Moly, Inc	96
32,454		Glatfelter	815
47,286		Globe Specialty Metals, Inc	514
24,960	e	Gold Resource Corp	217
148,393	*	Graphic Packaging Holding Co	1,149
24,459		Greif, Inc (Class A)	1,288
6,559	*	GSE Holding, Inc	38
36,975		H.B. Fuller Co	1,398
6,809		Hawkins, Inc	268
9,402		Haynes International, Inc	450
54,162	*	Headwaters, Inc	479
262,218	e	Hecla Mining Co	781
33,599	*	Horsehead Holding Corp	430
145,355		Huntsman Corp	2,407
16,427		Innophos Holdings, Inc	775
18,027		Innospec, Inc	724
62,007		International Flavors & Fragrances, Inc	4,660
336,006		International Paper Co	14,888
40,015	e	Intrepid Potash, Inc	762
14,023		Kaiser Aluminum Corp	869
31,073		Kapstone Paper and Packaging Corp	1,249
4,800		KMG Chemicals, Inc	101
16,539		Koppers Holdings, Inc	632
24,388	*	Kraton Polymers LLC	517
14,288	e	Kronos Worldwide, Inc	232
19,323	*	Landec Corp	255
103,408	*	Louisiana-Pacific Corp	1,529
13,887	*	LSB Industries, Inc	422
306,935		LyondellBasell Industries AF S.C.A	20,338
34,945		Martin Marietta Materials, Inc	3,439
132,836		MeadWestvaco Corp	4,531
60,363	*,e	Midway Gold Corp	57
27,178		Minerals Technologies, Inc	1,124
94,609	*,e	Molycorp, Inc	587
405,763		Monsanto Co	40,089
228,319		Mosaic Co	12,286
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
23,791		Myers Industries, Inc	$357
11,726		Neenah Paper, Inc	373
6,813	e	NewMarket Corp	1,789
373,398		Newmont Mining Corp	11,183
29,589		Noranda Aluminium Holding Corp	96
242,223		Nucor Corp	10,493
61,075		Olin Corp	1,461
8,985		Olympic Steel, Inc	220
23,303	*	OM Group, Inc	721
32,453	*	Omnova Solutions, Inc	260
126,112	*	Owens-Illinois, Inc	3,505
74,848		Packaging Corp of America	3,665
90,889	*,e	Paramount Gold and Silver Corp	108
6,963	*	Penford Corp	93
75,550		PolyOne Corp	1,872
108,484		PPG Industries, Inc	15,883
224,774		Praxair, Inc	25,885
9,804		Quaker Chemical Corp	608
58,316		Reliance Steel & Aluminum Co	3,823
201,095		Rentech, Inc	422
55,110	*,e	Resolute Forest Products	726
54,046		Rock-Tenn Co (Class A)	5,398
57,225		Rockwood Holdings, Inc	3,664
48,654		Royal Gold, Inc	2,047
101,323		RPM International, Inc	3,236
23,200	*	RTI International Metals, Inc	643
19,399		Schnitzer Steel Industries, Inc (Class A)	454
23,952		Schweitzer-Mauduit International, Inc	1,195
32,453	e	Scotts Miracle-Gro Co (Class A)	1,568
148,606		Sealed Air Corp	3,559
38,347		Sensient Technologies Corp	1,552
67,053		Sherwin-Williams Co	11,842
91,531		Sigma-Aldrich Corp	7,355
33,477		Silgan Holdings, Inc	1,572
76,188		Sonoco Products Co	2,634
119,844		Southern Copper Corp (NY)	3,310
165,973		Steel Dynamics, Inc	2,475
13,671		Stepan Co	760
89,291	*,e	Stillwater Mining Co	959
56,972	*	SunCoke Energy, Inc	799
64,203	*,e	Tahoe Resources, Inc	909
10,897	*	Taminco Corp	222
17,215	*,e	Texas Industries, Inc	1,121
19,671		Tredegar Corp	506
4,092	*	UFP Technologies, Inc	80
1,357	*	United States Lime & Minerals, Inc	71
110,404	e	United States Steel Corp	1,935
4,623	*	Universal Stainless & Alloy	136
10,188	*	US Concrete, Inc	167
16,233	e	US Silica Holdings Inc	337
67,788		Valspar Corp	4,384
98,368		Vulcan Materials Co	4,762
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
47,294	e	Walter Energy, Inc	$492
37,679		Wausau Paper Corp	430
15,532		Westlake Chemical Corp	1,497
4,506	*	WHX Corp	81
40,133		Worthington Industries, Inc	1,273
57,560	*	WR Grace & Co	4,837
17,018		Zep, Inc	269
27,143	*,e	Zoltek Cos, Inc	350
		TOTAL MATERIALS	499,297

MEDIA - 3.7%
12,963	*	AH Belo Corp (Class A)	89
45,765	*	AMC Networks, Inc	2,994
20,466		Arbitron, Inc	951
77,760		Belo (A.H.) Corp (Class A)	1,085
153,456		Cablevision Systems Corp (Class A)	2,581
13,386	*	Carmike Cinemas, Inc	259
467,179		CBS Corp (Class B)	22,831
57,454	*	Central European Media Enterprises Ltd (Class A) Nasdaq	190
50,363	*	Charter Communications, Inc	6,237
87,874		Cinemark Holdings, Inc	2,453
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	209
1,994,807		Comcast Corp (Class A)	83,543
27,056	*,e	Crown Media Holdings, Inc (Class A)	67
55,915	*,e	Cumulus Media, Inc (Class A)	190
772	*,e	Daily Journal Corp	87
12,681	*	Dex Media, Inc	223
20,194	*,e	Digital Generation, Inc	149
396,966	*	DIRECTV	24,461
184,685	*	Discovery Communications, Inc (Class A)	14,260
157,317		DISH Network Corp (Class A)	6,689
54,581	*,e	DreamWorks Animation SKG, Inc (Class A)	1,401
18,269	*	Entercom Communications Corp (Class A)	172
38,482		Entravision Communications Corp (Class A)	237
23,436	*	EW Scripps Co (Class A)	365
6,584		Fisher Communications, Inc	270
173,988		Gannett Co, Inc	4,256
15,102	*	Global Sources Ltd	101
36,049	*	Gray Television, Inc	260
33,505		Harte-Hanks, Inc	288
6,780	*	Hemisphere Media Group, Inc	93
327,851		Interpublic Group of Cos, Inc	4,770
34,627		John Wiley & Sons, Inc (Class A)	1,388
42,642	*	Journal Communications, Inc (Class A)	319
59,903	*	Lamar Advertising Co (Class A)	2,600
282,779	*	Liberty Global plc (Class A)	20,948
76,749	*	Liberty Media Corp	9,729
25,514	*	Lin TV Corp (Class A)	390
64,240	*,e	Lions Gate Entertainment Corp	1,765
108,249	*	Live Nation, Inc	1,678
9,932		Loral Space & Communications, Inc	596
46,379	*	Madison Square Garden, Inc	2,748
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
29,313	e	Martha Stewart Living Omnimedia, Inc (Class A)	$71
45,516	*,e	McClatchy Co (Class A)	104
209,534		McGraw-Hill Cos, Inc	11,145
19,518		MDC Partners, Inc	352
15,588	*	Media General, Inc (Class A)	172
26,535	e	Meredith Corp	1,266
15,752		Morningstar, Inc	1,222
42,789		National CineMedia, Inc	723
29,279	*	Navarre Corp	81
98,100	*	New York Times Co (Class A)	1,085
1,510,873		News Corp (Class A)	49,254
21,641		Nexstar Broadcasting Group, Inc (Class A)	767
198,263		Omnicom Group, Inc	12,465
7,422	*,e	ReachLocal, Inc	91
12,373	*	Reading International, Inc	79
60,087	e	Regal Entertainment Group (Class A)	1,076
7,217	*	Rentrak Corp	145
3,654		Saga Communications, Inc	168
2,328		Salem Communications	17
19,984		Scholastic Corp	585
82,266		Scripps Networks Interactive (Class A)	5,492
50,660		Sinclair Broadcast Group, Inc (Class A)	1,488
2,344,228	e	Sirius XM Radio, Inc	7,853
87,187	*	Starz-Liberty Capital	1,927
284,506		Thomson Corp	9,266
221,206		Time Warner Cable, Inc	24,881
708,511		Time Warner, Inc	40,966
29,390	e	Valassis Communications, Inc	723
368,721		Viacom, Inc (Class B)	25,091
1,369,318		Walt Disney Co	86,472
3,249		Washington Post Co (Class B)	1,572
21,644	e	World Wrestling Entertainment, Inc (Class A)	223
		TOTAL MEDIA	510,744

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
1,203,762		AbbVie, Inc	49,764
53,518	*	Acadia Pharmaceuticals, Inc	971
8,771	*	Accelerate Diagnostics, Inc	71
15,957	*	AcelRx Pharmaceuticals, Inc	148
73,508	*	Achillion Pharmaceuticals, Inc	601
29,951	*	Acorda Therapeutics, Inc	988
101,359	*	Actavis, Inc	12,794
21,882	*	Aegerion Pharmaceuticals, Inc	1,386
56,476	*,e	Affymetrix, Inc	251
263,779		Agilent Technologies, Inc	11,279
44,535	*	Akorn, Inc	602
17,375	*	Albany Molecular Research, Inc	206
148,347	*	Alexion Pharmaceuticals, Inc	13,684
13,583	*	Alimera Sciences, Inc	66
95,158	*	Alkermes plc	2,729
225,260		Allergan, Inc	18,976
44,275	*	Alnylam Pharmaceuticals, Inc	1,373
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
16,995	*	AMAG Pharmaceuticals, Inc	$378
570,623		Amgen, Inc	56,298
22,849	*,e	Amicus Therapeutics, Inc	53
21,263	*,e	Ampio Pharmaceuticals, Inc	123
19,555	*,e	Anacor Pharmaceuticals, Inc	109
165,796	*,e	Arena Pharmaceuticals, Inc	1,277
141,499	*	Ariad Pharmaceuticals, Inc	2,475
40,003	*	Arqule, Inc	93
91,342	*,e	Array Biopharma, Inc	415
72,935	*	Astex Pharmaceuticals	300
36,727	*	Auxilium Pharmaceuticals, Inc	611
111,046	*,e	AVANIR Pharmaceuticals, Inc	511
41,227	*,e	AVEO Pharmaceuticals, Inc	103
15,220	*,e	BioDelivery Sciences International, Inc	62
180,936	*	Biogen Idec, Inc	38,937
105,565	*	BioMarin Pharmaceuticals, Inc	5,889
15,517	*	Bio-Rad Laboratories, Inc (Class A)	1,741
27,248	*,e	Biotime, Inc	108
1,248,690		Bristol-Myers Squibb Co	55,804
83,145	*	Bruker BioSciences Corp	1,343
47,523	*	Cadence Pharmaceuticals, Inc	324
20,927	*	Cambrex Corp	292
317,205	*	Celgene Corp	37,084
82,401	*	Cell Therapeutics, Inc	87
62,461	*	Celldex Therapeutics, Inc	975
11,015	*	Cempra, Inc	86
50,965	*	Cepheid, Inc	1,754
37,085	*	Charles River Laboratories International, Inc	1,522
50,402	*	Chelsea Therapeutics International, Inc	116
18,304	*	ChemoCentryx, Inc	259
6,658	*	Chimerix, Inc	161
10,510	*,e	Clovis Oncology, Inc	704
32,316	*,e	Corcept Therapeutics, Inc	56
5,072	*	Cornerstone Therapeutics, Inc	41
20,437	*,e	Coronado Biosciences, Inc	176
42,288	*	Covance, Inc	3,220
49,683	*	Cubist Pharmaceuticals, Inc	2,400
59,363	*,e	Curis, Inc	189
18,932	*	Cytokinetics, Inc	219
47,980	*,e	Cytori Therapeutics, Inc	110
119,216	*,e	Dendreon Corp	491
40,825	*	Depomed, Inc	229
9,738	*	Durata Therapeutics, Inc	70
82,582	*	Dyax Corp	286
95,378	*,e	Dynavax Technologies Corp	105
761,133		Eli Lilly & Co	37,387
19,838	*	Emergent Biosolutions, Inc	286
2,982	*	Enanta Pharmaceuticals, Inc	53
86,945	*	Endo Pharmaceuticals Holdings, Inc	3,199
22,769	*	Endocyte, Inc	299
31,349		Enzon Pharmaceuticals, Inc	63
4,483	*	Epizyme, Inc	126
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
48,614	*	Exact Sciences Corp	$676
140,174	*,e	Exelixis, Inc	636
13,135	*	Fibrocell Science, Inc	80
20,851	*	Fluidigm Corp	364
203,023	*	Forest Laboratories, Inc	8,324
6,747	*	Furiex Pharmaceuticals Inc	230
60,237	*	Galena Biopharma, Inc	134
14,823	*,e	Genomic Health, Inc	470
88,925	*,e	Geron Corp	133
1,160,433	*	Gilead Sciences, Inc	59,426
6,376	*,e	Golf Trust Of America, Inc	23
20,677	*	GTx, Inc	136
68,771	*,e	Halozyme Therapeutics, Inc	546
16,723	*	Harvard Bioscience, Inc	79
8,540		Hi-Tech Pharmacal Co, Inc	284
38,186	*,e	Horizon Pharma, Inc	94
126,136	*	Hospira, Inc	4,832
6,640	*,e	Hyperion Therapeutics, Inc	146
77,709	*,e	Idenix Pharmaceuticals, Inc	281
94,781	*,e	Illumina, Inc	7,093
65,469	*,e	Immunogen, Inc	1,086
54,649	*,e	Immunomedics, Inc	297
52,266	*	Impax Laboratories, Inc	1,043
77,568	*,e	Incyte Corp	1,706
36,466	*	Infinity Pharmaceuticals, Inc	593
21,009	*	Insmed, Inc	251
3,324	*	Insys Therapeutics, Inc	46
4,756	*	Intercept Pharmaceuticals, Inc	213
61,940	*,e	InterMune, Inc	596
71,354	*,e	Ironwood Pharmaceuticals, Inc	710
85,658	*,e	Isis Pharmaceuticals, Inc	2,302
39,333	*	Jazz Pharmaceuticals plc	2,703
2,132,319		Johnson & Johnson	183,081
5,336	*	KaloBios Pharmaceuticals, Inc	30
62,502	*,e	Keryx Biopharmaceuticals, Inc	467
7,709	*	KYTHERA Biopharmaceuticals, Inc	209
12,437	*	Lannett Co, Inc	148
173,586	*	Lexicon Pharmaceuticals, Inc	377
131,366	*	Life Technologies Corp	9,722
14,627	*,e	Ligand Pharmaceuticals, Inc (Class B)	547
31,134	*	Luminex Corp	642
117,013	*,e	MannKind Corp	761
42,724	*	Medicines Co	1,314
56,962	*	Medivation, Inc	2,803
7,487	*	MEI Pharma, Inc	53
2,295,519		Merck & Co, Inc	106,627
69,450	*,e	Merrimack Pharmaceuticals, Inc	467
22,964	*	Mettler-Toledo International, Inc	4,620
62,685	*	MiMedx Group, Inc	443
34,069	*	Momenta Pharmaceuticals, Inc	513
292,635	*	Mylan Laboratories, Inc	9,080
62,489	*	Myriad Genetics, Inc	1,679
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
31,951	*	Nanosphere, Inc	$98
87,448	*	Nektar Therapeutics	1,010
23,721	*	NeoGenomics, Inc	94
51,178	*	Neurocrine Biosciences, Inc	685
12,598	*,e	NewLink Genetics Corp	248
112,150	*,e	Novavax, Inc	230
75,335	*	NPS Pharmaceuticals, Inc	1,138
17,474	*,e	Omeros Corp	88
4,045	*	Omthera Pharmaceuticals, Inc	54
11,325	*,e	OncoGenex Pharmaceutical, Inc	111
55,313	*	Onyx Pharmaceuticals, Inc	4,802
108,285	*,e	Opko Health, Inc	769
38,666	*,e	Optimer Pharmaceuticals, Inc	560
77,270	*,e	Orexigen Therapeutics, Inc	452
12,630	*,e	Osiris Therapeutics, Inc	127
6,597	*	OvaScience, Inc	91
26,111	*	Pacific Biosciences of California, Inc	66
21,106	*,e	Pacira Pharmaceuticals, Inc	612
43,666	*	Parexel International Corp	2,006
106,509	e	PDL BioPharma, Inc	822
104,909	*	Peregrine Pharmaceuticals, Inc	135
85,256		PerkinElmer, Inc	2,771
71,263		Perrigo Co	8,623
5,136,743		Pfizer, Inc	143,880
43,941	*	Pharmacyclics, Inc	3,492
7,585	*	Portola Pharmaceuticals, Inc	186
15,548	*	Pozen, Inc	78
40,290	*	Progenics Pharmaceuticals, Inc	180
9,191	*	Prothena Corp plc	119
16,769	*	Puma Biotechnology, Inc	744
178,940	*	Qiagen N.V. (NASDAQ)	3,563
39,852	e	Questcor Pharmaceuticals, Inc	1,812
20,597	*	Quintiles Transnational Holdings, Inc	877
41,521	*,e	Raptor Pharmaceutical Corp	388
4,242	*	Receptos, Inc	84
60,771	*	Regeneron Pharmaceuticals, Inc	13,666
7,041	*	Regulus Therapeutics, Inc	69
23,464	*	Repligen Corp	193
16,297	*,e	Repros Therapeutics, Inc	301
66,996	*	Rigel Pharmaceuticals, Inc	224
12,401	*	Sagent Pharmaceuticals	260
46,827	*	Salix Pharmaceuticals Ltd	3,098
43,846	*,e	Sangamo Biosciences, Inc	342
42,156	*	Santarus, Inc	887
24,188	*	Sarepta Therapeutics, Inc	920
43,039	*	Sciclone Pharmaceuticals, Inc	213
76,360	*,e	Seattle Genetics, Inc	2,402
87,069	*,e	Sequenom, Inc	367
26,901	*,e	SIGA Technologies, Inc	76
47,540	e	Spectrum Pharmaceuticals, Inc	355
6,868	*	Stemline Therapeutics, Inc	164
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	42
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
21,433	*,e	Sunesis Pharmaceuticals, Inc	$112
10,484	*	Supernus Pharmaceuticals, Inc	67
12,888	*	Synageva BioPharma Corp	541
61,665	*,e	Synergy Pharmaceuticals, Inc	266
28,613	*,e	Synta Pharmaceuticals Corp	143
21,017	*	Targacept, Inc	90
28,521		Techne Corp	1,970
10,002	*	TESARO, Inc	327
8,515	*	Tetraphase Pharmaceuticals, Inc	60
10,736	*	TG Therapeutics, Inc	69
59,832	*	TherapeuticsMD, Inc	181
55,490	*,e	Theravance, Inc	2,138
272,814		Thermo Electron Corp	23,088
34,985	*,e	Threshold Pharmaceuticals, Inc	184
28,951	*	Trius Therapeutics, Inc	235
35,349	*	United Therapeutics Corp	2,327
23,629	*	Vanda Pharmaceuticals, Inc	191
10,567	*	Verastem, Inc	147
168,217	*	Vertex Pharmaceuticals, Inc	13,435
65,503	*,e	Vical, Inc	205
51,543	*	Viropharma, Inc	1,477
74,791	*,e	Vivus, Inc	941
190,710		Warner Chilcott plc	3,791
65,126	*	Waters Corp	6,516
33,276	*	Xenoport, Inc	165
51,247	*,e	XOMA Corp	186
54,772	*,e	ZIOPHARM Oncology, Inc	115
382,191		Zoetis Inc	11,806
52,479	*,e	Zogenix, Inc	90
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,069,441

REAL ESTATE - 3.7%
41,676		Acadia Realty Trust	1,029
18,082		AG Mortgage Investment Trust	340
10,360		Agree Realty Corp	306
32,853	*	Alexander & Baldwin, Inc	1,306
1,574		Alexander’s, Inc	462
54,028		Alexandria Real Estate Equities, Inc	3,551
19,159	*	Altisource Residential Corp	320
25,582		American Assets Trust,Inc	789
79,779		American Campus Communities, Inc	3,244
301,232		American Capital Agency Corp	6,925
44,879		American Capital Mortgage, Inc	806
116,652		American Realty Capital Properties, Inc	1,780
10,250	*	American Residential Properties, Inc	176
300,605		American Tower Corp	21,995
11,988		AmREIT, Inc (Class B)	232
720,485		Annaly Capital Management, Inc	9,056
104,198		Anworth Mortgage Asset Corp	584
110,902		Apartment Investment & Management Co (Class A)	3,331
29,005		Apollo Commercial Real Estate Finance, Inc	461
5,944		Ares Commercial Real Estate Corp	76
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
14,151		Armada Hoffler Properties, Inc	$167
284,835	*	ARMOUR Residential REIT, Inc	1,342
43,224		Ashford Hospitality Trust, Inc	495
38,683		Associated Estates Realty Corp	622
7,072	*	AV Homes, Inc	125
94,405		AvalonBay Communities, Inc	12,736
8,814		Aviv REIT, Inc	223
142,585		BioMed Realty Trust, Inc	2,884
115,441		Boston Properties, Inc	12,176
118,676		Brandywine Realty Trust	1,604
58,646		BRE Properties, Inc (Class A)	2,933
64,335		Camden Property Trust	4,448
49,200		Campus Crest Communities, Inc	568
69,104		Capital Lease Funding, Inc	583
72,089		Capstead Mortgage Corp	872
124,137		CBL & Associates Properties, Inc	2,659
212,369	*	CBRE Group, Inc	4,961
54,349		Cedar Shopping Centers, Inc	282
189,048	*	Chambers Street Properties	1,890
15,294		Chatham Lodging Trust	263
37,072		Chesapeake Lodging Trust	771
782,428		Chimera Investment Corp	2,347
66,987		Colonial Properties Trust	1,616
49,659		Colony Financial, Inc	988
4,977		Consolidated-Tomoka Land Co	190
15,000		Coresite Realty	477
65,862		Corporate Office Properties Trust	1,679
80,554		Cousins Properties, Inc	814
102,580		CubeSmart	1,639
14,500		CyrusOne, Inc	301
135,056		CYS Investments, Inc	1,244
221,413		DCT Industrial Trust, Inc	1,583
211,398		DDR Corp	3,520
148,119		DiamondRock Hospitality Co	1,380
98,095		Digital Realty Trust, Inc	5,984
108,380		Douglas Emmett, Inc	2,704
244,327		Duke Realty Corp	3,809
47,457		DuPont Fabros Technology, Inc	1,146
41,887		Dynex Capital, Inc	427
23,492		EastGroup Properties, Inc	1,322
86,427		Education Realty Trust, Inc	884
4,681		Ellington Residential Mortgage REIT	84
35,904		Entertainment Properties Trust	1,805
31,491		Equity Lifestyle Properties, Inc	2,475
45,769		Equity One, Inc	1,036
273,864		Equity Residential	15,901
29,675		Essex Property Trust, Inc	4,716
35,324		Excel Trust, Inc	452
83,827		Extra Space Storage, Inc	3,515
49,343		Federal Realty Investment Trust	5,116
96,717	*	FelCor Lodging Trust, Inc	572
82,257		First Industrial Realty Trust, Inc	1,248
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
47,359		First Potomac Realty Trust	$619
120,106	*	Forest City Enterprises, Inc (Class A)	2,151
29,389	*	Forestar Real Estate Group, Inc	590
67,229		Franklin Street Properties Corp	887
451,925		General Growth Properties, Inc	8,980
18,098		Getty Realty Corp	374
9,649		Gladstone Commercial Corp	180
109,785		Glimcher Realty Trust	1,199
40,458		Government Properties Income Trust	1,020
57,383	*	Gramercy Property Trust, Inc	258
71,728		Hatteras Financial Corp	1,767
349,529		HCP, Inc	15,883
218,405		Health Care REIT, Inc	14,640
68,539		Healthcare Realty Trust, Inc	1,748
84,407		Healthcare Trust of America, Inc	948
153,508		Hersha Hospitality Trust	866
62,398		Highwoods Properties, Inc	2,222
39,793		Home Properties, Inc	2,601
107,078		Hospitality Properties Trust	2,814
549,227		Host Marriott Corp	9,265
29,334	*	Howard Hughes Corp	3,288
90,303		HRPT Properties Trust	2,088
32,763		Hudson Pacific Properties	697
64,150		Inland Real Estate Corp	656
101,700		Invesco Mortgage Capital, Inc	1,684
74,579		Investors Real Estate Trust	641
64,505	*	iStar Financial, Inc	728
8,100	*	JAVELIN Mortgage Investment Corp	114
33,460		Jones Lang LaSalle, Inc	3,050
38,989	e	Kennedy-Wilson Holdings, Inc	649
57,116		Kilroy Realty Corp	3,028
312,567		Kimco Realty Corp	6,698
70,374		Kite Realty Group Trust	424
72,768		LaSalle Hotel Properties	1,797
128,361		Lexington Corporate Properties Trust	1,499
81,524		Liberty Property Trust	3,013
27,155		LTC Properties, Inc	1,060
104,635		Macerich Co	6,380
67,066		Mack-Cali Realty Corp	1,642
43,011	*	Maguire Properties, Inc	135
114,387		Medical Properties Trust, Inc	1,638
267,655		MFA Mortgage Investments, Inc	2,262
32,570		Mid-America Apartment Communities, Inc	2,207
31,123		Monmouth Real Estate Investment Corp (Class A)	307
20,485		National Health Investors, Inc	1,226
90,089		National Retail Properties, Inc	3,099
192,893		New Residential Investment Corp	1,300
48,692		New York Mortgage Trust, Inc	330
147,483		NorthStar Realty Finance Corp	1,342
88,451		Omega Healthcare Investors, Inc	2,744
9,027		One Liberty Properties, Inc	198
30,561		Parkway Properties, Inc	512
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
46,471		Pebblebrook Hotel Trust	$1,201
52,388		Pennsylvania Real Estate Investment Trust	989
45,080		Pennymac Mortgage Investment Trust	949
130,905		Piedmont Office Realty Trust, Inc	2,341
123,533		Plum Creek Timber Co, Inc	5,765
41,348		Post Properties, Inc	2,046
30,874		Potlatch Corp	1,249
382,324		Prologis, Inc	14,421
14,049		PS Business Parks, Inc	1,014
110,220		Public Storage, Inc	16,900
52,552		RAIT Investment Trust	395
49,178		Ramco-Gershenson Properties	764
95,872		Rayonier, Inc	5,310
91,446	*	Realogy Holdings Corp	4,393
149,848		Realty Income Corp	6,282
59,894		Redwood Trust, Inc	1,018
69,743		Regency Centers Corp	3,544
85,615		Resource Capital Corp	527
50,793		Retail Opportunities Investment Corp	706
101,421		Retail Properties of America, Inc	1,448
93,949		RLJ Lodging Trust	2,113
16,171		Rouse Properties, Inc	317
32,495		Ryman Hospitality Properties	1,268
28,029		Sabra Healthcare REIT, Inc	732
6,582		Saul Centers, Inc	293
13,046		Select Income REIT	366
143,050		Senior Housing Properties Trust	3,709
13,436		Silver Bay Realty Trust Corp	222
233,253		Simon Property Group, Inc	36,835
69,574		SL Green Realty Corp	6,136
23,922		Sovran Self Storage, Inc	1,550
44,011		Spirit Realty Capital, Inc	780
49,920	*,e	St. Joe Co	1,051
33,698		STAG Industrial, Inc	672
127,126		Starwood Property Trust, Inc	3,146
137,597	*	Strategic Hotels & Resorts, Inc	1,219
49,860		Summit Hotel Properties, Inc	471
28,548		Sun Communities, Inc	1,421
123,458	*	Sunstone Hotel Investors, Inc	1,491
71,971		Tanger Factory Outlet Centers, Inc	2,408
48,485		Taubman Centers, Inc	3,644
11,747	*	Tejon Ranch Co	335
15,912		Terreno Realty Corp	295
24,399		Thomas Properties Group, Inc	129
271,189		Two Harbors Investment Corp	2,780
190,771		UDR, Inc	4,863
11,783		UMH Properties, Inc	121
10,285		Universal Health Realty Income Trust	444
19,529		Urstadt Biddle Properties, Inc (Class A)	394
222,896		Ventas, Inc	15,482
142,193		Vornado Realty Trust	11,781
50,804		Washington Real Estate Investment Trust	1,367
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
92,487		Weingarten Realty Investors	$2,846
18,722		Western Asset Mortgage Capital Corp	327
416,435		Weyerhaeuser Co	11,864
14,061		Whitestone REIT	222
24,416		Winthrop Realty Trust	294
42,208		WP Carey, Inc	2,793
4,300		ZAIS Financial Corp	78
		TOTAL REAL ESTATE	503,316

RETAILING - 4.4%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	91
56,578		Aaron’s, Inc	1,585
59,479		Abercrombie & Fitch Co (Class A)	2,691
56,159		Advance Auto Parts, Inc	4,558
61,843	*	Aeropostale, Inc	853
279,500	*	Amazon.com, Inc	77,614
146,718		American Eagle Outfitters, Inc	2,679
6,968	*	America’s Car-Mart, Inc	301
35,675	*	Ann Taylor Stores Corp	1,184
23,729	*	Asbury Automotive Group, Inc	952
91,526	*	Ascena Retail Group, Inc	1,597
11,570	*	Audiovox Corp (Class A)	142
37,434	*	Autonation, Inc	1,624
27,257	*	Autozone, Inc	11,549
30,948	*,e	Barnes & Noble, Inc	494
23,033		Bebe Stores, Inc	129
168,030	*	Bed Bath & Beyond, Inc	11,913
207,694		Best Buy Co, Inc	5,676
14,390		Big 5 Sporting Goods Corp	316
45,422	*	Big Lots, Inc	1,432
10,661	*	Blue Nile, Inc	403
13,103	*	Body Central Corp	175
9,116	e	Bon-Ton Stores, Inc	165
32,106		Brown Shoe Co, Inc	691
21,122	e	Buckle, Inc	1,099
36,046	*	Cabela’s, Inc	2,334
171,517	*	Carmax, Inc	7,917
21,208		Cato Corp (Class A)	529
123,275		Chico’s FAS, Inc	2,103
17,477	*	Children’s Place Retail Stores, Inc	958
16,480	*	Christopher & Banks Corp	111
12,866	*	Citi Trends, Inc	187
16,992	*,e	Conn’s, Inc	879
8,334		Core-Mark Holding Co, Inc	529
46,869	*,e	CST Brands, Inc	1,444
10,433		Destination Maternity Corp	257
32,976	*	Destination XL Group, Inc	209
75,404		Dick’s Sporting Goods, Inc	3,775
20,459		Dillard’s, Inc (Class A)	1,677
248,678	*	Dollar General Corp	12,541
172,837	*	Dollar Tree, Inc	8,787
25,085		DSW, Inc (Class A)	1,843
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
81,053		Expedia, Inc	$4,875
64,933	*	Express Parent LLC	1,362
73,294		Family Dollar Stores, Inc	4,567
37,259		Finish Line, Inc (Class A)	814
24,942	*,e	Five Below, Inc	917
114,126		Foot Locker, Inc	4,009
30,742	*,e	Francesca’s Holdings Corp	854
29,664		Fred’s, Inc (Class A)	459
91,076	e	GameStop Corp (Class A)	3,828
212,111		Gap, Inc	8,851
18,687	*	Genesco, Inc	1,252
117,877		Genuine Parts Co	9,203
74,796		GNC Holdings, Inc	3,307
7,143	*	Gordmans Stores, Inc	97
17,052		Group 1 Automotive, Inc	1,097
319,043	*,e	Groupon, Inc	2,712
47,951		Guess?, Inc	1,488
16,062		Haverty Furniture Cos, Inc	370
12,065	*,e	HHgregg, Inc	193
20,590	*,e	Hibbett Sports, Inc	1,143
1,110,453		Home Depot, Inc	86,027
42,828	*,e	HomeAway, Inc	1,385
27,391		HSN, Inc	1,471
129,871	*,e	JC Penney Co, Inc	2,218
21,133	*,e	JOS A Bank Clothiers, Inc	873
13,001	*	Kirkland’s, Inc	224
168,673		Kohl’s Corp	8,520
182,518		L Brands, Inc	8,989
402,890	*	Liberty Media Holding Corp (Interactive A)	9,270
27,951	*	Liberty Ventures	2,376
16,330		Lithia Motors, Inc (Class A)	871
226,239	*	LKQ Corp	5,826
827,386		Lowe’s Companies, Inc	33,840
21,092	*,e	Lumber Liquidators, Inc	1,642
291,554		Macy’s, Inc	13,995
16,477	*	MarineMax, Inc	187
10,302	*,e	Mattress Firm Holding Corp	415
39,013		Men’s Wearhouse, Inc	1,477
22,581	e	Monro Muffler, Inc	1,085
38,259	*,e	NetFlix, Inc	8,076
13,306	*	New York & Co, Inc	84
110,248		Nordstrom, Inc	6,608
20,499		Nutri/System, Inc	241
197,449	*,e	Office Depot, Inc	764
64,982	e	OfficeMax, Inc	665
17,611	*,e	Orbitz Worldwide, Inc	141
85,339	*	O’Reilly Automotive, Inc	9,611
8,893	*,e	Overstock.com, Inc	251
31,428		Penske Auto Group, Inc	960
40,957	*	PEP Boys - Manny Moe & Jack	474
15,450	e	PetMed Express, Inc	195
80,707		Petsmart, Inc	5,407
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
72,685		Pier 1 Imports, Inc	$1,707
39,203	*	Priceline.com, Inc	32,426
78,808	*,e	RadioShack Corp	249
45,460	e	Rent-A-Center, Inc	1,707
13,438	*	Restoration Hardware Holdings, Inc	1,008
167,140		Ross Stores, Inc	10,832
11,225	*	Rue21, Inc	467
78,997	*,e	Saks, Inc	1,078
128,898	*	Sally Beauty Holdings, Inc	4,009
32,813	*,e	Sears Holdings Corp	1,381
6,100	*	Sears Hometown and Outlet Stores, Inc	267
42,473	*	Select Comfort Corp	1,064
10,447		Shoe Carnival, Inc	251
29,418	*	Shutterfly, Inc	1,641
61,539		Signet Jewelers Ltd	4,150
29,758		Sonic Automotive, Inc (Class A)	629
25,073		Stage Stores, Inc	589
510,961		Staples, Inc	8,104
17,973		Stein Mart, Inc	245
9,938		Systemax, Inc	94
487,825		Target Corp	33,592
87,072		Tiffany & Co	6,342
13,840	*	Tile Shop Holdings, Inc	401
6,790	*	Tilly’s, Inc	109
547,136		TJX Companies, Inc	27,390
54,434		Tractor Supply Co	6,402
8,233	*	Trans World Entertainment Corp	40
85,276	*	TripAdvisor, Inc	5,191
32,864	*	Tuesday Morning Corp	341
48,392		Ulta Salon Cosmetics & Fragrance, Inc	4,847
81,376	*	Urban Outfitters, Inc	3,273
29,701	*	Valuevision International, Inc (Class A)	152
16,534	*,e	Vitacost.com, Inc	140
22,533	*	Vitamin Shoppe, Inc	1,010
11,292	*	West Marine, Inc	124
73,584	*	Wet Seal, Inc (Class A)	347
29,100	*	WEX, Inc	2,232
74,374		Williams-Sonoma, Inc	4,157
1,945		Winmark Corp	126
22,382	*	Zale Corp	204
15,828	*,e	Zumiez, Inc	455
		TOTAL RETAILING	610,332

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
29,482	*	Advanced Energy Industries, Inc	513
474,503	*,e	Advanced Micro Devices, Inc	1,936
11,245	*	Alpha & Omega Semiconductor Ltd	86
243,206		Altera Corp	8,023
13,851	*,e	Ambarella, Inc	233
57,503	*,e	Amkor Technology, Inc	242
47,982	*	Anadigics, Inc	106
229,206		Analog Devices, Inc	10,328
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
913,092		Applied Materials, Inc	$13,614
51,846	*	Applied Micro Circuits Corp	456
330,760	*	Atmel Corp	2,431
24,963	*	ATMI, Inc	590
186,374		Avago Technologies Ltd	6,967
83,398	*	Axcelis Technologies, Inc	152
429,513		Broadcom Corp (Class A)	14,500
52,087		Brooks Automation, Inc	507
17,924		Cabot Microelectronics Corp	592
38,988	*	Cavium Networks, Inc	1,379
18,075	*	Ceva, Inc	350
47,684	*,e	Cirrus Logic, Inc	828
18,761		Cohu, Inc	235
88,620	*	Cree, Inc	5,659
118,022	e	Cypress Semiconductor Corp	1,266
28,713	*	Diodes, Inc	746
21,955	*	DSP Group, Inc	182
105,554	*	Entegris, Inc	991
68,235	*	Entropic Communications, Inc	291
28,026	*	Exar Corp	302
95,996	*	Fairchild Semiconductor International, Inc	1,325
46,208	*,e	First Solar, Inc	2,067
40,961	*	Formfactor, Inc	277
42,880	*,e	Freescale Semiconductor Holdings Ltd	581
13,134	*	GSI Technology, Inc	83
94,807	*,e	GT Solar International, Inc	393
23,480	*	Hittite Microwave Corp	1,362
20,085	*	Inphi Corp	221
100,476	*	Integrated Device Technology, Inc	798
19,660	*	Integrated Silicon Solution, Inc	216
3,778,605		Intel Corp	91,518
10,099	*	Intermolecular, Inc	73
52,511	*	International Rectifier Corp	1,100
94,162		Intersil Corp (Class A)	736
16,725		IXYS Corp	185
126,216		Kla-Tencor Corp	7,034
50,517	*	Kopin Corp	187
126,257	*	Lam Research Corp	5,598
90,159	*	Lattice Semiconductor Corp	457
175,647		Linear Technology Corp	6,471
418,323	*	LSI Logic Corp	2,987
37,527	*	LTX-Credence Corp	225
7,685	*	MA-COM Technology Solutions	112
299,774		Marvell Technology Group Ltd	3,510
221,478		Maxim Integrated Products, Inc	6,153
17,709	*	MaxLinear, Inc	124
40,439		Micrel, Inc	400
147,635	e	Microchip Technology, Inc	5,499
782,726	*	Micron Technology, Inc	11,216
70,791	*	Microsemi Corp	1,611
24,281	*,e	Mindspeed Technologies, Inc	79
40,466		MKS Instruments, Inc	1,074
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
24,065		Monolithic Power Systems, Inc	$580
36,904	*	MoSys, Inc	148
18,167	*	Nanometrics, Inc	267
14,586	*	NeoPhotonics Corp Ltd	127
3,184	*	NVE Corp	149
439,769		Nvidia Corp	6,170
40,842	*	Omnivision Technologies, Inc	762
346,536	*	ON Semiconductor Corp	2,800
18,837	*	PDF Solutions, Inc	347
20,104	*,e	Peregrine Semiconductor Corp	219
19,298	*	Pericom Semiconductor Corp	137
46,544	*	Photronics, Inc	375
34,118	*	PLX Technology, Inc	162
157,538	*	PMC - Sierra, Inc	1,000
22,028		Power Integrations, Inc	893
84,186	*	Rambus, Inc	723
209,504	*	RF Micro Devices, Inc	1,121
11,027	*,e	Rubicon Technology, Inc	88
25,190	*	Rudolph Technologies, Inc	282
51,093	*	Semtech Corp	1,790
27,850	*	Sigma Designs, Inc	141
56,384	*	Silicon Image, Inc	330
32,688	*	Silicon Laboratories, Inc	1,354
145,483	*	Skyworks Solutions, Inc	3,185
38,295	*	Spansion, Inc	479
176,517	*	SunEdison, Inc	1,442
31,758	*,e	SunPower Corp	657
8,595		Supertex, Inc	206
145,162	*,e	Teradyne, Inc	2,551
40,116		Tessera Technologies, Inc	834
843,033		Texas Instruments, Inc	29,397
121,131	*	Triquint Semiconductor, Inc	839
17,159	*	Ultra Clean Holdings	104
21,651	*	Ultratech, Inc	795
29,696	*,e	Veeco Instruments, Inc	1,052
18,190	*	Volterra Semiconductor Corp	257
200,711		Xilinx, Inc	7,950
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	296,890

SOFTWARE & SERVICES - 9.7%
41,790	*	Accelrys, Inc	351
490,412		Accenture plc	35,290
30,248	*	ACI Worldwide, Inc	1,406
41,565	*,e	Active Network, Inc	315
323,316		Activision Blizzard, Inc	4,610
40,528	*	Actuate Corp	269
57,158	*	Acxiom Corp	1,296
382,217	*	Adobe Systems, Inc	17,414
24,736	*	Advent Software, Inc	867
136,325	*	Akamai Technologies, Inc	5,801
37,470	*,e	Alliance Data Systems Corp	6,783
122,756		Amdocs Ltd	4,553
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,720		American Software, Inc (Class A)	$137
32,146	*,e	Angie’s List, Inc	853
71,299	*	Ansys, Inc	5,212
58,241		AOL, Inc	2,125
71,278	*	Aspen Technology, Inc	2,052
171,241	*	Autodesk, Inc	5,812
372,935		Automatic Data Processing, Inc	25,680
17,759	*,e	AVG Technologies NV	345
35,339	*,e	Bankrate, Inc	507
36,867	*,e	Bazaarvoice, Inc	347
35,258		Blackbaud, Inc	1,148
8,569	*	Blackhawk Network Holdings, Inc	199
30,473	*	Blucora, Inc	565
109,423	*	BMC Software, Inc	4,939
20,620		Booz Allen Hamilton Holding Co	358
27,849	*	Bottomline Technologies, Inc	704
20,694	*	Brightcove, Inc	181
95,422		Broadridge Financial Solutions, Inc	2,536
20,308	*,e	BroadSoft, Inc	561
249,312		CA, Inc	7,138
17,259	*,e	CACI International, Inc (Class A)	1,096
215,503	*	Cadence Design Systems, Inc	3,120
28,904	*,e	Callidus Software, Inc	190
8,488	*,e	Carbonite, Inc	105
33,955	*	Cardtronics, Inc	937
7,744		Cass Information Systems, Inc	357
4,497	*	ChannelAdvisor Corp	71
52,926	*	Ciber, Inc	177
142,633	*	Citrix Systems, Inc	8,605
10,743	*,m	Clinical Data, Inc	10
230,231	*	Cognizant Technology Solutions Corp (Class A)	14,415
35,374	*	Commvault Systems, Inc	2,685
114,157		Computer Sciences Corp	4,997
11,045		Computer Task Group, Inc	254
163,806		Compuware Corp	1,695
27,099	*	comScore, Inc	661
16,654	*	Comverse, Inc	496
35,478	*,e	Concur Technologies, Inc	2,887
21,930	*,e	Constant Contact, Inc	352
83,991		Convergys Corp	1,464
30,729	*	Cornerstone OnDemand, Inc	1,330
21,672	*	CoStar Group, Inc	2,797
27,701	*	CSG Systems International, Inc	601
5,494	*	Cyan, Inc	57
32,566	*	DealerTrack Holdings, Inc	1,154
22,760	*,e	Demand Media, Inc	137
12,187	*,e	Demandware, Inc	517
37,330	*	Dice Holdings, Inc	344
27,690	*	Digital River, Inc	520
5,437		DMRC Corp	113
26,145		DST Systems, Inc	1,708
11,019	*,e	E2open, Inc	193
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
82,942		Earthlink, Inc	$515
983,809	*	eBay, Inc	50,883
9,461	*	eGain Corp	91
230,160	*	Electronic Arts, Inc	5,287
20,207	*	Ellie Mae, Inc	466
17,443	*	Envestnet, Inc	429
16,518	*	EPAM Systems, Inc	449
25,591		EPIQ Systems, Inc	345
2,603		ePlus, Inc	156
37,504	*,e	Equinix, Inc	6,928
37,881	*	Euronet Worldwide, Inc	1,207
22,470	*	EVERTEC, Inc	494
32,701	*	ExactTarget, Inc	1,103
24,918	*	ExlService Holdings, Inc	737
1,294,918	*	Facebook, Inc	32,192
34,765	e	Factset Research Systems, Inc	3,544
26,950		Fair Isaac Corp	1,235
213,190		Fidelity National Information Services, Inc	9,133
74,117	*	First American Corp	1,717
102,769	*	Fiserv, Inc	8,983
51,651	*	FleetCor Technologies, Inc	4,199
12,472	*,e	FleetMatics Group plc	414
11,266		Forrester Research, Inc	413
103,474	*	Fortinet, Inc	1,811
71,116	*	Gartner, Inc	4,053
128,036		Genpact Ltd	2,463
51,313	*	Global Cash Access, Inc	321
16,316	*	Global Eagle Entertainment, Inc	164
60,188		Global Payments, Inc	2,788
49,882	*,e	Glu Mobile, Inc	110
204,996	*	Google, Inc (Class A)	180,472
9,927	*	Guidance Software, Inc	87
31,689	*	Guidewire Software, Inc	1,333
28,793		Hackett Group, Inc	149
28,656	e	Heartland Payment Systems, Inc	1,067
23,633	*,e	Higher One Holdings, Inc	275
57,133		IAC/InterActiveCorp	2,717
24,137	*	iGate Corp	396
15,425	*	Imperva, Inc	695
37,980	*	Infoblox, Inc	1,111
82,708	*	Informatica Corp	2,893
11,680	*	Interactive Intelligence, Inc	603
40,309	*	Internap Network Services Corp	333
791,353		International Business Machines Corp	151,235
226,769		Intuit, Inc	13,840
34,679	e	j2 Global, Inc	1,474
66,573		Jack Henry & Associates, Inc	3,138
30,270	*,e	Jive Software, Inc	550
10,875		Keynote Systems, Inc	215
19,259	*	Knot, Inc	216
65,991		Lender Processing Services, Inc	2,135
50,961	*	Limelight Networks, Inc	115
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
68,740	*	LinkedIn Corp	$12,256
44,720	*	Lionbridge Technologies	130
19,090	*	Liquidity Services, Inc	662
40,701	*	Liveperson, Inc	364
18,232	*	LogMeIn, Inc	446
13,813	*	magicJack VocalTec Ltd	196
15,544	*	Manhattan Associates, Inc	1,199
18,418	e	Mantech International Corp (Class A)	481
16,386		Marchex, Inc (Class B)	99
6,598	*	Marin Software, Inc	68
17,156	*	Market Leader, Inc	184
5,558	*	Marketo, Inc	138
88,825		Mastercard, Inc (Class A)	51,030
25,882		MAXIMUS, Inc	1,928
73,403		Mentor Graphics Corp	1,435
60,589	*,e	Micros Systems, Inc	2,614
6,343,572		Microsoft Corp	219,044
6,844	*	MicroStrategy, Inc (Class A)	595
26,713	*,e	Millennial Media, Inc	233
16,991	*	Mitek Systems, Inc	98
6,089	*	Model N, Inc	142
33,165	*	ModusLink Global Solutions, Inc	105
16,742	*	MoneyGram International, Inc	379
29,292		Monotype Imaging Holdings, Inc	744
87,580	*	Monster Worldwide, Inc	430
29,335	*	Move, Inc	376
28,739	*	Netscout Systems, Inc	671
26,566	*	NetSuite, Inc	2,437
50,511	*	NeuStar, Inc (Class A)	2,459
48,579		NIC, Inc	803
197,252	*	Nuance Communications, Inc	3,625
17,950	*,e	OpenTable, Inc	1,148
2,699,834		Oracle Corp	82,939
98,132	*,e	Pandora Media, Inc	1,806
249,964		Paychex, Inc	9,129
12,459		Pegasystems, Inc	413
25,493	*	Perficient, Inc	340
33,429	*	Planet Payment, Inc	92
22,039	*	PRG-Schultz International, Inc	121
44,011	*	Progress Software Corp	1,013
16,358	*	Proofpoint, Inc	396
17,256	*	PROS Holdings, Inc	517
90,859	*	PTC, Inc	2,229
3,320		QAD, Inc (Class A)	38
65,926	*	QLIK Technologies, Inc	1,864
11,626	*	Qualys, Inc	187
20,643	*	QuinStreet, Inc	178
85,846	*	Rackspace Hosting, Inc	3,253
5,396	*	Rally Software Development Corp	134
18,038		RealNetworks, Inc	136
35,118	*,e	RealPage, Inc	644
145,587	*	Red Hat, Inc	6,962
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
6,528	*	Reis, Inc	$121
27,251	*	Responsys, Inc	390
8,173	*	Rosetta Stone, Inc	120
78,388	*	Rovi Corp	1,790
222,124		SAIC, Inc	3,094
448,808	*	Salesforce.com, Inc	17,135
13,536		Sapiens International Corp NV	78
85,802		Sapient Corp	1,121
17,573	*	Sciquest, Inc	440
24,634	*	Seachange International, Inc	288
59,920	*,e	ServiceNow, Inc	2,420
46,932	*,e	ServiceSource International LLC	437
5,658	*	Shutterstock, Inc	316
4,249	*	Silver Spring Networks, Inc	106
49,819	*	SolarWinds, Inc	1,933
52,358		Solera Holdings, Inc	2,914
23,899	*	Sourcefire, Inc	1,328
12,997	*	Spark Networks, Inc	110
77,861	*	Splunk, Inc	3,610
11,456	*	SPS Commerce, Inc	630
43,812	*	SS&C Technologies Holdings, Inc	1,441
11,136	*	Stamps.com, Inc	439
32,388	*	SupportSoft, Inc	148
31,978	*	SYKES Enterprises, Inc	504
529,496		Symantec Corp	11,898
22,146	*	Synchronoss Technologies, Inc	684
117,306	*	Synopsys, Inc	4,194
11,627		Syntel, Inc	731
24,737	*	TA Indigo Holding Corp	180
7,151	*	Tableau Software, Inc	396
59,506	*	Take-Two Interactive Software, Inc	891
23,016	*,e	Tangoe, Inc	355
24,938	*	TeleCommunication Systems, Inc (Class A)	58
12,644	*	TeleNav, Inc	66
18,087	*	TeleTech Holdings, Inc	424
125,651	*	Teradata Corp	6,311
124,754	*	TIBCO Software, Inc	2,670
95,854	*	TiVo, Inc	1,059
124,382		Total System Services, Inc	3,045
6,116	*	Travelzoo, Inc	167
18,347	*,e	Trulia, Inc	570
24,286	*	Tyler Technologies, Inc	1,665
21,004	*	Ultimate Software Group, Inc	2,464
32,818	*	Unisys Corp	724
69,835		United Online, Inc	529
63,876	*	Unwired Planet, Inc	125
57,076	*	Valueclick, Inc	1,409
66,282	*	Vantiv, Inc	1,829
19,828	*	Vasco Data Security International	165
82,056	*	VeriFone Systems, Inc	1,379
39,183	*	Verint Systems, Inc	1,390
109,240	*	VeriSign, Inc	4,879
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
32,131	*,e	VirnetX Holding Corp	$642
15,340	*	Virtusa Corp	340
398,195		Visa, Inc (Class A)	72,770
24,953	*,e	VistaPrint Ltd	1,232
65,349	*	VMware, Inc (Class A)	4,378
15,521	*	Vocus, Inc	163
49,370	*	Vringo, Inc	157
27,707	*	WebMD Health Corp (Class A)	814
32,019	*	Website Pros, Inc	820
427,429		Western Union Co	7,313
28,135	*	Workday, Inc	1,803
5,304	*,e	Xoom Corp	122
723,898	*	Yahoo!, Inc	18,177
22,431	*	Yelp, Inc	780
15,746	*,e	Zillow, Inc	886
47,197	*	Zix Corp	200
444,065	*,e	Zynga, Inc	1,235
		TOTAL SOFTWARE & SERVICES	1,323,990

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
76,536	*,e	3D Systems Corp	3,360
45,260	e	Adtran, Inc	1,114
18,766	*	Agilysys, Inc	212
4,549		Alliance Fiber Optic Products, Inc	91
121,565		Amphenol Corp (Class A)	9,475
13,773	*	Anaren, Inc	316
20,525		Anixter International, Inc	1,556
713,523		Apple, Inc	282,612
88,409	*	ARRIS Group, Inc	1,269
79,414	*	Arrow Electronics, Inc	3,165
85,572	*,e	Aruba Networks, Inc	1,314
7,201	*	Audience, Inc	95
24,879	*	Avid Technology, Inc	146
106,637	*	Avnet, Inc	3,583
34,410		AVX Corp	404
15,077	*	AX Holding Corp	119
11,475		Badger Meter, Inc	511
7,316		Bel Fuse, Inc (Class B)	98
45,364	*	Benchmark Electronics, Inc	912
12,526		Black Box Corp	317
338,011	*	Brocade Communications Systems, Inc	1,947
26,799	*	CalAmp Corp	391
28,887	*	Calix Networks, Inc	292
30,668	*	Checkpoint Systems, Inc	435
77,250	*	Ciena Corp	1,500
4,062,483		Cisco Systems, Inc	98,759
32,766		Cognex Corp	1,482
19,403		Coherent, Inc	1,069
16,633		Comtech Telecommunications Corp	447
1,120,972		Corning, Inc	15,951
29,620	*	Cray, Inc	582
23,637		CTS Corp	322
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
27,847		Daktronics, Inc	$286
11,133	*	Datalink Corp	118
952,259		Dell, Inc	12,713
47,853		Diebold, Inc	1,612
18,652	*	Digi International, Inc	175
37,272	e	Dolby Laboratories, Inc (Class A)	1,247
16,172	*	DTS, Inc	333
29,407	*	EchoStar Corp (Class A)	1,150
11,677		Electro Rent Corp	196
17,062		Electro Scientific Industries, Inc	184
35,264	*	Electronics for Imaging, Inc	998
1,600,014		EMC Corp	37,792
65,177	*	Emulex Corp	425
79,396	*	Extreme Networks, Inc	274
60,456	*	F5 Networks, Inc	4,159
21,797	*	Fabrinet	305
12,851	*	FARO Technologies, Inc	435
29,268		FEI Co	2,136
69,390	*,e	Finisar Corp	1,176
107,919		Flir Systems, Inc	2,911
57,810	*,e	Fusion-io, Inc	823
17,879	*	Globecomm Systems, Inc	226
20,123	*	GSI Group, Inc	162
85,574	*	Harmonic, Inc	543
83,384		Harris Corp	4,107
42,057	*	Harris Stratex Networks, Inc (Class A)	110
1,477,558		Hewlett-Packard Co	36,643
17,775	*	Hutchinson Technology, Inc	84
21,588	*	Imation Corp	91
21,661	*	Immersion Corp	287
88,583	*,e	Infinera Corp	945
116,956	*	Ingram Micro, Inc (Class A)	2,221
34,716	*	Insight Enterprises, Inc	616
31,229	e	InterDigital, Inc	1,394
45,111	*	Intermec, Inc	443
43,480	*,e	InvenSense, Inc	669
24,446	e	IPG Photonics Corp	1,485
31,091	*	Itron, Inc	1,319
43,041	*	Ixia	792
154,194		Jabil Circuit, Inc	3,142
176,416	*	JDS Uniphase Corp	2,537
384,874	*	Juniper Networks, Inc	7,432
33,781	*	Kemet Corp	139
10,929	*	KVH Industries, Inc	145
48,008	e	Lexmark International, Inc (Class A)	1,468
17,104		Littelfuse, Inc	1,276
22,942	*,e	Maxwell Technologies, Inc	164
11,532	*	Measurement Specialties, Inc	537
23,128	*	Mercury Computer Systems, Inc	213
1,988		Mesa Laboratories, Inc	108
28,385		Methode Electronics, Inc	483
104,638	e	Molex, Inc	3,070
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
184,087		Motorola, Inc	$10,627
12,135		MTS Systems Corp	687
9,079	*	Multi-Fineline Electronix, Inc	134
73,278		National Instruments Corp	2,047
122,276	*	NCR Corp	4,034
17,608	*,e	Neonode, Inc	105
274,124	*	NetApp, Inc	10,356
28,803	*	Netgear, Inc	880
27,910	*	Newport Corp	389
10,650	*	Numerex Corp	119
15,398	*	Oplink Communications, Inc	267
14,702	*	OSI Systems, Inc	947
25,180	*	Palo Alto Networks, Inc	1,062
18,452		Park Electrochemical Corp	443
68,401	*,e	Parkervision, Inc	311
6,868		PC Connection, Inc	106
13,367		PC-Tel, Inc	113
31,900		Plantronics, Inc	1,401
27,845	*	Plexus Corp	832
130,633	*	Polycom, Inc	1,377
53,353	*	Power-One, Inc	337
16,952	*,e	Procera Networks, Inc	233
73,291	*	QLogic Corp	701
1,313,514		Qualcomm, Inc	80,230
171,155	*,e	Quantum Corp	235
25,143	*,e	Rackable Systems, Inc	336
15,185	*	Radisys Corp	73
36,008	*,e	RealD, Inc	501
11,626		Richardson Electronics Ltd	137
124,087	*	Riverbed Technology, Inc	1,931
21,664	*	Rofin-Sinar Technologies, Inc	540
12,342	*	Rogers Corp	584
33,121	*,e	Ruckus Wireless, Inc	424
184,939	*	SanDisk Corp	11,300
61,646	*	Sanmina Corp	885
22,159	*	Scansource, Inc	709
43,182	*	ShoreTel, Inc	174
165,491	*	Sonus Networks, Inc	498
27,036	*,e	STEC, Inc	182
24,121	*,e	Stratasys Ltd	2,020
24,077	*	Super Micro Computer, Inc	256
35,188	*	Symmetricom, Inc	158
25,608	*	Synaptics, Inc	987
19,931	*	SYNNEX Corp	843
28,651	*	Tech Data Corp	1,349
277,614		Tellabs, Inc	550
3,883		Tessco Technologies, Inc	103
194,448	*	Trimble Navigation Ltd	5,058
41,884	*	TTM Technologies, Inc	352
9,456	e	Ubiquiti Networks, Inc	166
7,424	*	Uni-Pixel, Inc	109
29,474	*,e	Universal Display Corp	829
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
30,131	*	Viasat, Inc	$2,153
3,408	*	Viasystems Group, Inc	39
100,754	*	Vishay Intertechnology, Inc	1,399
9,508	*	Vishay Precision Group, Inc	144
40,762	*	Westell Technologies, Inc	97
160,650		Western Digital Corp	9,975
933,534		Xerox Corp	8,467
38,765	*	Zebra Technologies Corp (Class A)	1,684
12,959	*	Zygo Corp	205
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	749,335

TELECOMMUNICATION SERVICES - 2.5%
54,341	*	8x8, Inc	448
4,089,842		AT&T, Inc	144,781
7,918		Atlantic Tele-Network, Inc	393
12,079	*,e	Boingo Wireless, Inc	75
20,132	*	Cbeyond Communications, Inc	158
462,929		CenturyTel, Inc	16,364
149,815	*	Cincinnati Bell, Inc	458
419,859	*,e	Clearwire Corp (Class A)	2,091
35,274		Cogent Communications Group, Inc	993
30,479	e	Consolidated Communications Holdings, Inc	531
223,332	*	Crown Castle International Corp	16,167
16,551	*,e	Fairpoint Communications, Inc	138
762,890	e	Frontier Communications Corp	3,090
24,304	*	General Communication, Inc (Class A)	190
7,568	*	Hawaiian Telcom Holdco, Inc	190
10,686		HickoryTech Corp	114
10,513		IDT Corp (Class B)	196
38,233	*	inContact, Inc	314
25,073		Inteliquent, Inc	144
17,103	*	Intelsat S.A.	342
49,634	*,e	Iridium Communications, Inc	385
46,753	*,e	Leap Wireless International, Inc	315
124,143	*	Level 3 Communications, Inc	2,617
11,759		Lumos Networks Corp	201
128,973	*,e	NII Holdings, Inc (Class B)	860
11,759		NTELOS Holdings Corp	194
28,044	*	Orbcomm, Inc	126
42,630	*	Premiere Global Services, Inc	515
9,204		Primus Telecommunications Group, Inc	110
94,928	*	SBA Communications Corp (Class A)	7,036
18,151		Shenandoah Telecom Co	303
1,845,189	*	Sprint Nextel Corp	12,953
70,668		Telephone & Data Systems, Inc	1,742
131,164	e	T-Mobile US, Inc	3,254
49,246	*,e	Towerstream Corp	126
114,391	*	tw telecom inc (Class A)	3,219
9,529		US Cellular Corp	350
18,421		USA Mobility, Inc	250
2,174,958		Verizon Communications, Inc	109,487
119,221	*	Vonage Holdings Corp	337
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
447,435	e	Windstream Corp	$3,450
		TOTAL TELECOMMUNICATION SERVICES	335,007
TRANSPORTATION - 1.9%
44,655	*	Air Transport Services Group, Inc	295
53,479	*	Alaska Air Group, Inc	2,781
12,124		Allegiant Travel Co	1,285
5,591		Amerco, Inc	905
19,331		Arkansas Best Corp	444
19,165	*	Atlas Air Worldwide Holdings, Inc	839
81,043	*	Avis Budget Group, Inc	2,330
16,346	*	Celadon Group, Inc	298
122,174		CH Robinson Worldwide, Inc	6,880
42,760		Con-Way, Inc	1,666
24,978		Copa Holdings S.A. (Class A)	3,275
778,363		CSX Corp	18,050
649,773	*	Delta Air Lines, Inc	12,157
13,483	*	Echo Global Logistics, Inc	263
157,007		Expeditors International of Washington, Inc	5,968
240,942		FedEx Corp	23,752
22,919		Forward Air Corp	877
32,826	*	Genesee & Wyoming, Inc (Class A)	2,785
40,654	*,e	Hawaiian Holdings, Inc	248
38,365		Heartland Express, Inc	532
262,970	*	Hertz Global Holdings, Inc	6,522
28,105	*	Hub Group, Inc (Class A)	1,024
4,290		International Shipholding Corp	100
68,664		J.B. Hunt Transport Services, Inc	4,960
181,414	*,e	JetBlue Airways Corp	1,143
83,991		Kansas City Southern Industries, Inc	8,900
42,550	*	Kirby Corp	3,384
42,524		Knight Transportation, Inc	715
35,503		Landstar System, Inc	1,828
17,740		Marten Transport Ltd	278
32,238		Matson, Inc	806
239,908		Norfolk Southern Corp	17,429
54,394	*	Old Dominion Freight Line	2,264
31,042	*	Pacer International, Inc	196
6,136	*	Park-Ohio Holdings Corp	202
4,942	*	Patriot Transportation Holding, Inc	149
16,337	*	Quality Distribution, Inc	144
36,815	*	Republic Airways Holdings, Inc	417
13,212	*	Roadrunner Transportation Services Holdings, Inc	368
39,335		Ryder System, Inc	2,391
18,095	*	Saia, Inc	542
40,260		Skywest, Inc	545
548,845		Southwest Airlines Co	7,075
45,773	*	Spirit Airlines, Inc	1,454
63,781	*	Swift Transportation Co, Inc	1,055
253,091	*	UAL Corp	7,919
14,027	*	Ultrapetrol Bahamas Ltd	40
355,335		Union Pacific Corp	54,821
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
550,590		United Parcel Service, Inc (Class B)	$47,615
3,884		Universal Truckload Services, Inc	94
121,803	*,e	US Airways Group, Inc	2,000
80,258		UTI Worldwide, Inc	1,322
34,798	e	Werner Enterprises, Inc	841
31,643	*	Wesco Aircraft Holdings, Inc	588
13,238	*,e	XPO Logistics, Inc	240
7,309	*	YRC Worldwide, Inc	210
		TOTAL TRANSPORTATION	265,211

UTILITIES - 3.3%
471,467		AES Corp	5,653
89,215		AGL Resources, Inc	3,824
30,845		Allete, Inc	1,538
84,216		Alliant Energy Corp	4,246
184,363		Ameren Corp	6,349
369,489		American Electric Power Co, Inc	16,546
14,728		American States Water Co	790
134,451		American Water Works Co, Inc	5,543
107,979		Aqua America, Inc	3,379
4,909		Artesian Resources Corp	109
85,946	e	Atlantic Power Corp	339
69,174		Atmos Energy Corp	2,840
43,026		Avista Corp	1,163
33,522		Black Hills Corp	1,634
35,650		California Water Service Group	696
300,049	*	Calpine Corp	6,370
325,746		Centerpoint Energy, Inc	7,652
7,727		Chesapeake Utilities Corp	398
46,444		Cleco Corp	2,156
199,802		CMS Energy Corp	5,429
8,405		Connecticut Water Service, Inc	241
222,600		Consolidated Edison, Inc	12,980
10,306		Consolidated Water Co, Inc	118
5,331		Delta Natural Gas Co, Inc	113
439,072		Dominion Resources, Inc	24,948
131,857		DTE Energy Co	8,836
536,417		Duke Energy Corp	36,208
71,583	*	Dynegy, Inc	1,614
247,710		Edison International	11,930
30,616		El Paso Electric Co	1,081
33,239		Empire District Electric Co	742
135,437		Entergy Corp	9,437
650,684		Exelon Corp	20,093
317,956		FirstEnergy Corp	11,873
10,513		Genie Energy Ltd	96
104,735		Great Plains Energy, Inc	2,361
73,366	e	Hawaiian Electric Industries, Inc	1,857
38,056		Idacorp, Inc	1,818
59,780		Integrys Energy Group, Inc	3,499
39,749		ITC Holdings Corp	3,629
24,878		Laclede Group, Inc	1,136
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
144,429		MDU Resources Group, Inc	$3,742
17,500		MGE Energy, Inc	958
11,759		Middlesex Water Co	234
55,740		National Fuel Gas Co	3,230
31,721		New Jersey Resources Corp	1,317
321,164		NextEra Energy, Inc	26,168
233,392		NiSource, Inc	6,684
239,328		Northeast Utilities	10,057
22,143		Northwest Natural Gas Co	941
27,832		NorthWestern Corp	1,111
244,909		NRG Energy, Inc	6,539
176,210		NV Energy, Inc	4,134
75,404		OGE Energy Corp	5,143
158,189		Oneok, Inc	6,535
13,917	e	Ormat Technologies, Inc	327
27,545		Otter Tail Corp	782
189,953	e	Pepco Holdings, Inc	3,829
333,158		PG&E Corp	15,235
57,771		Piedmont Natural Gas Co, Inc	1,949
83,775		Pinnacle West Capital Corp	4,647
60,937		PNM Resources, Inc	1,352
58,032		Portland General Electric Co	1,775
444,194		PPL Corp	13,441
384,544		Public Service Enterprise Group, Inc	12,559
13,764	*	Pure Cycle Corp	77
135,152		Questar Corp	3,223
102,349		SCANA Corp	5,025
185,080		Sempra Energy	15,132
12,005		SJW Corp	315
24,625		South Jersey Industries, Inc	1,414
661,736		Southern Co	29,202
34,400		Southwest Gas Corp	1,610
163,004		TECO Energy, Inc	2,802
85,402		UGI Corp	3,340
38,476		UIL Holdings Corp	1,472
10,272		Unitil Corp	297
30,975		UNS Energy Corp	1,386
62,331		Vectren Corp	2,109
95,865		Westar Energy, Inc	3,064
39,376		WGL Holdings, Inc	1,702
173,951		Wisconsin Energy Corp	7,130
375,457		Xcel Energy, Inc	10,640
9,006		York Water Co	171
		TOTAL UTILITIES	454,064
		TOTAL COMMON STOCKS	13,634,207
		(Cost $9,087,198)

RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
13,635		Federal-Mogul Corp	3
		TOTAL AUTOMOBILES & COMPONENTS	3
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
ENERGY - 0.0%
8,193	e	Magnum Hunter Resources Corp			$1
		TOTAL ENERGY			1

		TOTAL RIGHTS / WARRANTS			4
		(Cost $0)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 3.5%
GOVERNMENT AGENCY DEBT - 0.0%
$4,400,000	d	Federal Home Loan Bank (FHLB)	0.060%	08/09/13	4,400
		TOTAL GOVERNMENT AGENCY DEBT			4,400

TREASURY DEBT - 0.3%
1,700,000	d	United States Treasury Bill	0.093	07/11/13	1,700
1,000,000	d	United States Treasury Bill	0.075	07/18/13	1,000
2,000,000	d	United States Treasury Bill	0.048	08/22/13	2,000
3,500,000	d	United States Treasury Bill	0.051-0.098	09/12/13	3,500
800,000	d	United States Treasury Bill	0.070	09/19/13	800
15,400,000	d	United States Treasury Bill	0.040-0.060	09/26/13	15,399
1,000,000	d	United States Treasury Bill	0.050	10/03/13	1,000
5,000,000	d	United States Treasury Bill	0.040	10/10/13	4,999
9,000,000	d	United States Treasury Bill	0.056	11/07/13	8,998
		TOTAL TREASURY DEBT			39,396

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
423,878,489	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	423,878
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	423,878

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	423,878

		TOTAL SHORT-TERM INVESTMENTS	467,674
		(Cost $467,673)
		TOTAL INVESTMENTS - 103.0%	14,101,885
		(Cost $9,554,871)
		OTHER ASSETS & LIABILITIES, NET - (3.0)%	(404,249)
		NET ASSETS - 100.0%	$13,697,636

312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

Abbreviation(s):
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $411,729,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.1%

CAPITAL GOODS - 0.0%
$3,300,000	i	Apex Tool Group LLC	4.500%	02/01/20	$3,297
4,875,500	i	TransDigm, Inc	3.750	02/28/20	4,806
		TOTAL CAPITAL GOODS			8,103

FOOD, BEVERAGE & TOBACCO - 0.1%
10,800,000	i	HJ Heinz Co	3.250	06/07/19	10,780
		TOTAL FOOD, BEVERAGE & TOBACCO			10,780

MEDIA - 0.0%
1,850,000	i	Univision Communications, Inc	4.500	03/01/20	1,810
		TOTAL MEDIA			1,810

UTILITIES - 0.0%
198,500	i	Calpine Corp	4.000	10/09/19	198
		TOTAL UTILITIES			198

		TOTAL BANK LOAN OBLIGATIONS			20,891
		(Cost $20,985)

BONDS - 97.0%

CORPORATE BONDS - 32.2%

AUTOMOBILES & COMPONENTS - 0.2%
19,800,000		Ford Motor Co	4.750	01/15/43	17,416
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,695
		TOTAL AUTOMOBILES & COMPONENTS			22,111

BANKS - 4.6%
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.875	09/25/17	4,775
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	4,635
4,800,000	g	Banco de Credito del Peru	5.375	09/16/20	4,908
5,950,000	g	Banco de Credito e Inversiones	4.000	02/11/23	5,610
4,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	4,507
2,700,000	g	Banco del Estado de Chile	3.875	02/08/22	2,619
4,500,000	g	Banco do Brasil S.A.	5.875	01/26/22	4,388
5,600,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	5,250
7,255,000		Bancolombia S.A.	5.950	06/03/21	7,708
11,786,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	11,658
1,500,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	1,469
3,800,000	g	Bank of India	3.625	09/21/18	3,566
11,505,000	g	Bank of Montreal	2.850	06/09/15	11,980
27,700,000	g	Bank of Montreal	2.625	01/25/16	28,891
314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$50,520,000	g	Bank of Nova Scotia	1.650%	10/29/15	$51,500
39,500,000	g	Bank of Nova Scotia	2.150	08/03/16	40,776
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	5,913
3,400,000		BB&T Corp	2.050	06/19/18	3,350
5,190,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	5,047
3,000,000	g	Caixa Economica Federal	2.375	11/06/17	2,768
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,225
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	13,071
4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,254
5,300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	5,566
5,950,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	5,992
6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,574
11,730,000	g	Depfa ACS Bank	5.125	03/16/37	10,099
3,775,000	g	HSBC Bank plc	3.100	05/24/16	3,961
7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,699
7,000,000		HSBC Bank USA NA	4.625	04/01/14	7,195
1,550,000		HSBC Holdings plc	4.000	03/30/22	1,587
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,335
11,275,000		HSBC USA, Inc	2.375	02/13/15	11,522
11,350,000		HSBC USA, Inc	1.625	01/16/18	11,073
7,700,000	g	Hutchison Whampoa International 12 II Ltd	2.000	11/08/17	7,476
2,595,000		JPMorgan Chase & Co	5.125	09/15/14	2,723
17,800,000		JPMorgan Chase & Co	1.625	05/15/18	17,064
9,125,000		JPMorgan Chase & Co	5.400	01/06/42	9,652
3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,572
3,000,000	g	Korea Exchange Bank	3.125	06/26/17	2,973
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	4,370
6,225,000	g	PKO Finance AB	4.630	09/26/22	6,048
4,250,000		PNC Bank NA	2.700	11/01/22	3,855
9,400,000		PNC Bank NA	2.950	01/30/23	8,672
8,000,000		PNC Funding Corp	5.125	02/08/20	8,790
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,284
12,000,000		Royal Bank of Canada	1.200	09/19/17	11,708
15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,450
7,750,000	g	Standard Chartered plc	3.950	01/11/23	7,209
4,800,000	g	State Bank of India	3.250	04/18/18	4,495
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,453
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	9,276
495,000		Toronto-Dominion Bank	2.500	07/14/16	513
26,500,000	g	Toronto-Dominion Bank	1.625	09/14/16	26,916
10,000,000		Toronto-Dominion Bank	2.375	10/19/16	10,347
70,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	70,343
1,950,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,755
9,100,000	g	Turkiye Is Bankasi	3.750	10/10/18	8,554
7,100,000		Union Bank NA	2.125	06/16/17	7,093
2,000,000		Union Bank of California NA	5.950	05/11/16	2,242
5,700,000		UnionBanCal Corp	3.500	06/18/22	5,580
5,000,000		US Bancorp	4.950	10/30/14	5,277
5,800,000		US Bancorp	1.650	05/15/17	5,782
5,550,000		US Bancorp	2.950	07/15/22	5,148
1,980,000		Wachovia Bank NA	4.800	11/01/14	2,084
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,050,000		Wachovia Bank NA	5.850%	02/01/37	$2,284
5,000,000		Wachovia Corp	4.875	02/15/14	5,128
12,500,000		Wells Fargo & Co	1.500	07/01/15	12,642
10,550,000		Wells Fargo & Co	1.500	01/16/18	10,290
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,942
		TOTAL BANKS			627,461

CAPITAL GOODS - 0.8%
11,700,000		Caterpillar Financial Services Corp	1.250	11/06/17	11,402
8,000,000		Caterpillar, Inc	1.375	05/27/14	8,061
12,050,000		Caterpillar, Inc	1.500	06/26/17	11,929
5,000,000		Danaher Corp	1.300	06/23/14	5,035
4,150,000		Danaher Corp	2.300	06/23/16	4,291
8,000,000		Deere & Co	2.600	06/08/22	7,625
6,350,000	g	EADS Finance BV	2.700	04/17/23	5,884
4,680,000	g	Ferreycorp SAA	4.875	04/26/20	4,399
4,245,000	g	Myriad International Holding BV	6.375	07/28/17	4,648
1,250,000	g	Schaeffler Finance BV	4.750	05/15/21	1,188
4,850,000		Seagate HDD Cayman	7.000	11/01/21	5,190
11,000,000	g	Seagate HDD Cayman	4.750	06/01/23	10,257
665,000	g	Sealed Air Corp	6.500	12/01/20	702
1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,332
2,000,000		SPX Corp	6.875	09/01/17	2,160
6,200,000	g	Turlock Corp	1.500	11/02/17	6,018
2,075,000	g	Turlock Corp	4.000	11/02/32	1,940
8,950,000		United Technologies Corp	1.800	06/01/17	8,983
5,950,000		United Technologies Corp	4.500	06/01/42	5,867
		TOTAL CAPITAL GOODS			106,911

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
10,290,000		Republic Services, Inc	3.800	05/15/18	10,869
5,375,000		Republic Services, Inc	3.550	06/01/22	5,231
5,810,000		Republic Services, Inc	6.200	03/01/40	6,627
5,000,000		Scientific Games International, Inc	6.250	09/01/20	5,025
7,150,000		Waste Management, Inc	2.600	09/01/16	7,384
19,800,000		Waste Management, Inc	2.900	09/15/22	18,197
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			53,333

CONSUMER DURABLES & APPAREL - 0.3%
12,174,000		DR Horton, Inc	3.625	02/15/18	11,961
4,450,000		DR Horton, Inc	4.375	09/15/22	4,227
4,700,000	g	Grupo Aval Ltd	5.250	02/01/17	4,853
1,500,000		Hanesbrands, Inc	6.375	12/15/20	1,599
3,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	3,255
11,900,000		PVH Corp	4.500	12/15/22	11,424
2,625,000		Whirlpool Corp	3.700	03/01/23	2,516
		TOTAL CONSUMER DURABLES & APPAREL			39,835

CONSUMER SERVICES - 0.9%
850,000	g	ARAMARK Corp	5.750	03/15/20	869
2,000,000		DineEquity, Inc	9.500	10/30/18	2,220
5,000,000		Johns Hopkins University	4.083	07/01/53	4,744
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,000,000		Penn National Gaming, Inc	8.750%	08/15/19	$2,190
8,000,000		President and Fellows of Harvard College	3.529	10/01/31	7,480
14,250,000		President and Fellows of Harvard College	3.619	10/01/37	12,923
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	11,856
8,650,000	g	SABMiller Holdings, Inc	4.950	01/15/42	8,601
40,000,000		Stanford University	4.013	05/01/42	38,774
21,000,000		University of Chicago	4.151	10/01/45	18,921
2,475,000		Walt Disney Co	4.500	12/15/13	2,520
7,900,000		Walt Disney Co	0.450	12/01/15	7,864
9,900,000		Walt Disney Co	3.700	12/01/42	8,707
		TOTAL CONSUMER SERVICES			127,669

DIVERSIFIED FINANCIALS - 6.3%
6,165,000	g	Abbey National Treasury Services plc	3.875	11/10/14	6,348
3,875,000		Abbey National Treasury Services plc	4.000	04/27/16	4,094
8,755,000	g	Ajecorp BV	6.500	05/14/22	8,913
7,100,000		American Express Centurion Bank	0.875	11/13/15	7,082
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,298
17,175,000		American Express Credit Corp	1.750	06/12/15	17,408
7,700,000		American Express Credit Corp	2.800	09/19/16	7,994
4,500,000	g	Bangkok Bank PCL	4.800	10/18/20	4,651
7,000,000	g	Bangkok Bank PCL	3.875	09/27/22	6,709
15,650,000		Bank of America Corp	3.625	03/17/16	16,348
15,175,000		Bank of America Corp	3.750	07/12/16	15,908
18,550,000		Bank of America Corp	5.300	03/15/17	20,119
8,525,000		Bank of America Corp	6.000	09/01/17	9,556
5,725,000		Bank of America Corp	5.750	12/01/17	6,363
9,450,000		Bank of America Corp	2.000	01/11/18	9,153
15,075,000		Bank of America Corp	3.300	01/11/23	14,248
10,900,000		Bank of America Corp	5.875	02/07/42	12,186
2,250,000		Bank of New York Mellon Corp	1.200	02/20/15	2,268
6,250,000	i	Bank of New York Mellon Corp	1.969	06/20/17	6,287
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,765
4,330,000	g	BBVA Bancomer S.A.	4.500	03/10/16	4,492
9,075,000	g	BBVA Bancomer S.A.	6.750	09/30/22	9,801
7,250,000		BlackRock, Inc	3.500	12/10/14	7,542
15,000,000		BlackRock, Inc	1.375	06/01/15	15,200
7,000,000		BlackRock, Inc	4.250	05/24/21	7,469
5,700,000		BlackRock, Inc	3.375	06/01/22	5,698
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	11,120
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,792
7,300,000		Capital One Financial Corp	3.150	07/15/16	7,582
12,640,000		Citigroup, Inc	5.000	09/15/14	13,136
5,475,000		Citigroup, Inc	5.500	10/15/14	5,758
6,400,000		Citigroup, Inc	2.250	08/07/15	6,508
10,725,000		Citigroup, Inc	1.300	04/01/16	10,598
25,450,000		Citigroup, Inc	1.750	05/01/18	24,337
24,087,000		Citigroup, Inc	3.375	03/01/23	23,042
21,575,000		Citigroup, Inc	3.500	05/15/23	19,377
12,200,000		Citigroup, Inc	5.875	01/30/42	13,424
10,000,000	i	Citigroup, Inc	5.350	12/30/49	9,375
3,700,000		Countrywide Financial Corp	6.250	05/15/16	4,035
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,000,000	g	FMR LLC	4.950%	02/01/33	$9,651
11,425,000	g	FMR LLC	5.150	02/01/43	11,026
6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	6,959
3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,780
13,000,000		Ford Motor Credit Co LLC	2.375	01/16/18	12,517
7,325,000		Ford Motor Credit Co LLC	5.000	05/15/18	7,812
11,950,000		General Electric Capital Corp	1.875	09/16/13	11,988
17,000,000		General Electric Capital Corp	1.625	07/02/15	17,199
7,200,000		General Electric Capital Corp	2.100	12/11/19	7,008
35,975,000		General Electric Capital Corp	3.100	01/09/23	33,984
5,000,000		General Electric Capital Corp	6.150	08/07/37	5,658
375,000		General Electric Capital Corp	6.875	01/10/39	462
5,125,000	g	General Motors Financial Co, Inc	2.750	05/15/16	5,042
19,240,000		Goldman Sachs Group, Inc	3.300	05/03/15	19,831
11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	10,874
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,157
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,176
10,250,000		Goldman Sachs Group, Inc	6.250	02/01/41	11,593
8,465,000		HSBC Finance Corp	4.750	07/15/13	8,476
9,599,000		HSBC Finance Corp	6.676	01/15/21	10,612
1,440,000	g	Hyundai Capital America, Inc	3.750	04/06/16	1,494
1,800,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	1,908
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,800
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	3,900
9,250,000		International Lease Finance Corp	5.750	05/15/16	9,506
8,400,000		International Lease Finance Corp	3.875	04/15/18	7,896
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,232
10,000,000		International Lease Finance Corp	5.875	08/15/22	9,912
3,030,000	g	Inversiones CMPC S.A.	4.375	05/15/23	2,900
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,689
5,745,000	g	Lukoil International Finance BV	6.125	11/09/20	6,047
8,700,000	g	LUKOIL International Finance BV	3.416	04/24/18	8,461
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	5,279
8,025,000		Merrill Lynch & Co, Inc	6.875	04/25/18	9,236
10,300,000		Morgan Stanley	1.750	02/25/16	10,204
15,100,000		Morgan Stanley	4.100	05/22/23	13,951
7,250,000		Morgan Stanley	6.375	07/24/42	8,089
3,993,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	3,993
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	5,265
6,615,000	g	Odebrecht Finance Ltd	5.125	06/26/22	6,483
2,725,000	g	Odebrecht Finance Ltd	7.125	06/26/42	2,643
9,100,000	g	Reliance Holdings USA	4.500	10/19/20	8,951
3,450,000		Sberbank of Russia Via SB Capital S.A.	5.180	06/28/19	3,519
6,350,000		State Street Corp	4.300	05/30/14	6,574
7,075,000		State Street Corp	3.100	05/15/23	6,627
5,700,000		SunTrust Bank	2.750	05/01/23	5,245
56,636,482		Tagua Leasing LLC	1.900	07/12/24	55,207
12,790,000	g	Temasek Financial I Ltd	2.375	01/23/23	11,362
7,650,000		Toyota Motor Credit Corp	2.050	01/12/17	7,738
2,075,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	1,950
2,325,000		UBS AG.	2.250	01/28/14	2,347
3,350,000	g	UBS AG.	1.875	01/23/15	3,410
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000		Unilever Capital Corp	4.800%	02/15/19	$3,399
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,179
3,375,000	g	Waha Aerospace BV	3.925	07/28/20	3,510
		TOTAL DIVERSIFIED FINANCIALS			855,695

ENERGY - 3.2%
7,950,000		Anadarko Petroleum Corp	5.950	09/15/16	8,917
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	2,938
3,650,000		Apache Corp	1.750	04/15/17	3,655
12,170,000		Apache Corp	4.750	04/15/43	11,543
3,750,000	g	Ashland, Inc	3.875	04/15/18	3,712
11,500,000	g	Ashland, Inc	4.750	08/15/22	11,385
2,150,000	g	Ashland, Inc	4.750	08/15/22	2,128
3,415,000		Baker Hughes, Inc	3.200	08/15/21	3,458
35,600,000		BP Capital Markets plc	1.375	05/10/18	34,315
6,250,000		Chevron Corp	2.355	12/05/22	5,878
3,690,000		Cimarex Energy Co	5.875	05/01/22	3,819
1,000,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,052
2,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,130
5,475,000		Concho Resources, Inc	5.500	04/01/23	5,393
7,000,000		ConocoPhillips	4.600	01/15/15	7,422
7,600,000		ConocoPhillips	6.500	02/01/39	9,561
2,075,000		Continental Resources, Inc	5.000	09/15/22	2,111
1,825,000		Devon Energy Corp	1.875	05/15/17	1,800
6,800,000		Devon Energy Corp	5.600	07/15/41	7,046
3,150,000		Devon Energy Corp	4.750	05/15/42	2,940
3,200,850		Dolphin Energy Ltd	5.888	06/15/19	3,489
5,300,000	g	Dolphin Energy Ltd	5.500	12/15/21	5,724
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	4,846
3,448,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	3,364
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,541
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,234
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,225
7,500,000		Enterprise Products Operating LLC	4.850	03/15/44	7,113
1,950,000		EOG Resources, Inc	2.625	03/15/23	1,825
4,000,000		Gaz Capital S.A.	6.212	11/22/16	4,328
700,000		Gaz Capital S.A.	6.510	03/07/22	740
3,000,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	3,115
5,300,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	4,929
4,450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	07/19/22	4,261
5,700,000		Hess Corp	5.600	02/15/41	5,848
1,900,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,658
4,430,000	g	KMG Finance Sub BV	6.375	04/09/21	4,807
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,805
1,000,000		MarkWest Energy Partners LP	6.750	11/01/20	1,055
4,240,000		MarkWest Energy Partners LP	5.500	02/15/23	4,176
2,525,000		Newfield Exploration Co	5.625	07/01/24	2,449
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,566
7,550,000		Noble Holding International Ltd	4.900	08/01/20	7,952
8,000,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	7,340
7,444,000		Occidental Petroleum Corp	1.500	02/15/18	7,277
7,450,000		Occidental Petroleum Corp	4.100	02/01/21	7,868
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$800,000		Pemex Project Funding Master Trust	5.750%	03/01/18	$876
3,040,000		Pemex Project Funding Master Trust	6.625	06/15/35	3,192
2,000,000	g	Pertamina Persero PT	4.875	05/03/22	1,915
2,300,000	g	Pertamina Persero PT	4.300	05/20/23	2,128
3,000,000	g	Pertamina PT	5.250	05/23/21	2,970
1,850,000	i	Petrobras Global Finance BV	1.894	05/20/16	1,839
2,000,000	i	Petrobras Global Finance BV	2.414	01/15/19	1,960
3,810,000		Petrobras Global Finance BV	4.375	05/20/23	3,495
2,080,000		Petrobras International Finance Co	3.875	01/27/16	2,140
6,050,000		Petrobras International Finance Co	3.500	02/06/17	6,023
4,500,000		Petrobras International Finance Co	7.875	03/15/19	5,204
2,000,000		Petrobras International Finance Co	6.875	01/20/40	2,019
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,509
2,500,000		Petroleos Mexicanos	6.000	03/05/20	2,750
4,000,000		Petroleos Mexicanos	5.500	01/21/21	4,260
1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,530
19,000,000		Petroleos Mexicanos	1.950	12/20/22	18,844
10,165,000		Petroleos Mexicanos	2.000	12/20/22	10,105
1,500,000	g	Petroleos Mexicanos	3.500	01/30/23	1,384
6,150,000		Petroleos Mexicanos	6.500	06/02/41	6,350
2,250,000		Petroleos Mexicanos	5.500	06/27/44	2,025
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	4,930
7,400,000		Phillips 66	1.950	03/05/15	7,515
6,125,000		Phillips 66	4.300	04/01/22	6,329
3,000,000		Plains All American Pipeline LP	5.625	12/15/13	3,068
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,714
3,000,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	3,206
3,335,000		Range Resources Corp	5.000	08/15/22	3,260
2,956,856		Ras Laffan Liquefied Natural Gas Co Ltd	5.298	09/30/20	3,179
3,000,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	2,780
7,925,000	g	Schlumberger Investment S.A.	2.400	08/01/22	7,353
7,620,000		Shell International Finance BV	4.300	09/22/19	8,456
1,925,000		Shell International Finance BV	6.375	12/15/38	2,480
5,000,000	g	Sibur Securities Ltd	3.914	01/31/18	4,625
2,800,000		Statoil ASA	2.900	10/15/14	2,881
2,075,000		Statoil ASA	1.200	01/17/18	2,018
5,300,000		Statoil ASA	2.450	01/17/23	4,910
4,025,000		Total Capital Canada Ltd	1.450	01/15/18	3,931
6,100,000		Total Capital International S.A.	1.500	02/17/17	6,059
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	3,876
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	2,868
13,225,000		Vale Overseas Ltd	4.375	01/11/22	12,562
2,760,000		Vale Overseas Ltd	6.875	11/21/36	2,794
3,375,000		Valero Energy Corp	4.500	02/01/15	3,554
		TOTAL ENERGY			432,604

FOOD & STAPLES RETAILING - 0.2%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,921
5,114,000		CVS Caremark Corp	5.750	06/01/17	5,875
6,000,000		CVS Caremark Corp	2.750	12/01/22	5,606
7,300,000	g	Ingles Markets, Inc	5.750	06/15/23	7,209
3,750,000		Safeway, Inc	3.400	12/01/16	3,909
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$880,000		Stater Bros Holdings, Inc	7.750%	04/15/15	$882
900,000		Stater Bros Holdings, Inc	7.375	11/15/18	952
		TOTAL FOOD & STAPLES RETAILING			30,354

FOOD, BEVERAGE & TOBACCO - 1.1%
7,550,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	6,493
16,970,000		Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	15,922
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	6,592
10,575,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	10,408
7,650,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	7,142
5,125,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	5,260
3,270,000	g	BRF-Brasil Foods S.A.	3.950	05/22/23	2,878
4,500,000	g	CCL Finance Ltd	9.500	08/15/14	4,797
3,250,000		ConAgra Foods, Inc	1.300	01/25/16	3,255
3,350,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	3,033
4,080,000		General Mills, Inc	5.200	03/17/15	4,382
5,525,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	5,526
3,950,000	g	Heineken NV	4.000	10/01/42	3,364
2,530,000		Kraft Foods, Inc	6.125	02/01/18	2,924
23,225,000		Kraft Foods, Inc	5.375	02/10/20	26,050
8,105,000		Kraft Foods, Inc	6.500	02/09/40	9,670
625,000		PepsiAmericas, Inc	4.375	02/15/14	640
680,000		PepsiCo, Inc	7.900	11/01/18	871
22,500,000		PepsiCo, Inc	2.750	03/01/23	21,289
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,046
7,425,000		Philip Morris International, Inc	6.875	03/17/14	7,760
1,600,000		Philip Morris International, Inc	6.375	05/16/38	1,902
		TOTAL FOOD, BEVERAGE & TOBACCO			152,204

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
7,290,000		Baxter International, Inc	3.200	06/15/23	7,151
3,900,000		Becton Dickinson and Co	1.750	11/08/16	3,967
2,325,000		CHS/Community Health Systems	5.125	08/15/18	2,360
7,150,000		Covidien International Finance S.A.	1.350	05/29/15	7,212
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,748
6,500,000		Express Scripts Holding Co	2.100	02/12/15	6,610
6,850,000		Express Scripts Holding Co	3.900	02/15/22	6,936
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,725
4,000,000	g	Fresenius Medical Care II	5.625	07/31/19	4,160
4,560,000		HCA, Inc	6.500	02/15/20	4,933
9,575,000		HCA, Inc	5.875	03/15/22	9,826
5,000,000		HCA, Inc	5.875	05/01/23	5,012
3,500,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	3,460
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,750
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,867
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,215
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			79,932

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
7,175,000		Clorox Co	3.800	11/15/21	7,263
2,620,000		Colgate-Palmolive Co	2.300	05/03/22	2,475
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,525,000		Ecolab, Inc	1.450%	12/08/17	$4,395
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			14,133

INSURANCE - 1.5%
3,825,000		ACE INA Holdings, Inc	5.875	06/15/14	4,006
6,560,000		Aetna, Inc	6.500	09/15/18	7,771
1,925,000		Aetna, Inc	6.625	06/15/36	2,311
6,200,000		Allstate Corp	3.150	06/15/23	6,020
6,200,000		Allstate Corp	4.500	06/15/43	6,112
500,000		American International Group, Inc	3.650	01/15/14	507
8,900,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	8,607
3,750,000		Chubb Corp	6.000	05/11/37	4,495
1,390,000		CIGNA Corp	5.125	06/15/20	1,509
6,900,000		CIGNA Corp	4.500	03/15/21	7,358
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,947
4,500,000		Hartford Financial Services Group, Inc	4.000	10/15/17	4,772
2,800,000		Lincoln National Corp	7.000	06/15/40	3,480
5,250,000	g	MetLife Institutional Funding II	1.625	04/02/15	5,317
7,675,000		Metlife, Inc	6.750	06/01/16	8,784
4,500,000		Metlife, Inc	5.700	06/15/35	4,989
6,500,000		Metlife, Inc	4.125	08/13/42	5,781
2,825,000		Principal Financial Group, Inc	1.850	11/15/17	2,775
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	5,573
5,000,000		Progressive Corp	3.750	08/23/21	5,096
2,000,000		Prudential Financial, Inc	3.875	01/14/15	2,084
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,837
8,000,000		Prudential Financial, Inc	5.400	06/13/35	8,013
5,000,000		Prudential Financial, Inc	6.625	06/21/40	5,955
8,650,000	i	Prudential Financial, Inc	5.200	03/15/44	8,174
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,357
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,253
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	5,367
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,971
7,875,000		UnitedHealth Group, Inc	0.850	10/15/15	7,885
6,000,000		UnitedHealth Group, Inc	1.400	10/15/17	5,891
7,450,000		UnitedHealth Group, Inc	3.950	10/15/42	6,410
1,800,000		WellPoint, Inc	5.875	06/15/17	2,045
6,750,000		WellPoint, Inc	3.125	05/15/22	6,401
2,250,000		WellPoint, Inc	5.850	01/15/36	2,498
7,850,000		WellPoint, Inc	4.625	05/15/42	7,281
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,328
2,400,000		WR Berkley Corp	5.375	09/15/20	2,608
		TOTAL INSURANCE			201,568

MATERIALS - 2.0%
3,385,000		3M Co	4.375	08/15/13	3,401
4,150,000		3M Co	5.700	03/15/37	4,982
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,344
1,125,000		Airgas, Inc	4.500	09/15/14	1,173
1,000,000		Airgas, Inc	7.125	10/01/18	1,049
2,150,000	g	Anglo American Capital plc	4.450	09/27/20	2,110
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,860,000		ArcelorMittal	4.250%	08/05/15	$1,879
3,500,000		ArcelorMittal	5.000	02/25/17	3,544
355,000		Ball Corp	7.375	09/01/19	383
4,000,000		Ball Corp	5.750	05/15/21	4,210
1,365,000		Ball Corp	5.000	03/15/22	1,358
8,960,000		Ball Corp	4.000	11/15/23	8,288
14,650,000	g	Barrick Gold Corp	4.100	05/01/23	12,239
7,175,000		Barrick North America Finance LLC	4.400	05/30/21	6,415
10,100,000	g	Braskem Finance Ltd	5.750	04/15/21	9,848
3,000,000		Celanese US Holdings LLC	6.625	10/15/18	3,172
2,000,000		CF Industries, Inc	6.875	05/01/18	2,351
3,175,000		CF Industries, Inc	7.125	05/01/20	3,798
7,150,000	g	Cia Minera Milpo SAA	4.625	03/28/23	6,524
3,550,000		Corning, Inc	1.450	11/15/17	3,464
2,400,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	2,336
5,100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	4,974
2,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,624
4,030,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	3,340
9,270,000		Crown Americas LLC	6.250	02/01/21	9,826
2,085,000	g	Crown Americas LLC	4.500	01/15/23	1,965
5,500,000		E.I. du Pont de Nemours & Co	3.250	01/15/15	5,721
6,000,000		E.I. du Pont de Nemours & Co	4.625	01/15/20	6,669
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,122
12,625,000	g	Freeport McMoran	2.375	03/15/18	12,007
12,000,000	g	Freeport McMoran	3.100	03/15/20	11,092
12,500,000	g	Glencore Funding LLC	2.500	01/15/19	11,309
1,400,000		Greif, Inc	7.750	08/01/19	1,603
13,016,000		International Paper Co	4.750	02/15/22	13,697
4,250,000		International Paper Co	7.300	11/15/39	5,101
3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,264
1,950,000		LyondellBasell Industries NV	6.000	11/15/21	2,191
2,125,000	g	Mexichem SAB de C.V.	4.875	09/19/22	2,136
5,050,000		Praxair, Inc	5.250	11/15/14	5,369
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,656
9,100,000		Rio Tinto Finance USA plc	2.250	12/14/18	8,843
9,525,000		Rio Tinto Finance USA plc	2.875	08/21/22	8,733
5,000,000		Rock Tenn Co	3.500	03/01/20	4,893
3,000,000		Rock Tenn Co	4.000	03/01/23	2,891
12,475,000		Sherwin-Williams Co	1.350	12/15/17	12,135
3,140,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	3,336
4,625,000		Teck Resources Ltd	2.500	02/01/18	4,495
9,950,000		Teck Resources Ltd	3.750	02/01/23	9,142
1,940,000		Teck Resources Ltd	6.000	08/15/40	1,820
11,850,000		Teck Resources Ltd	5.200	03/01/42	10,051
4,550,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	4,141
		TOTAL MATERIALS			272,014

MEDIA - 1.6%
1,800,000		CCO Holdings LLC	6.500	04/30/21	1,876
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,043
13,000,000		CCO Holdings LLC	5.750	01/15/24	12,545
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,000,000		Cinemark USA, Inc	5.125%	12/15/22	$965
4,275,000	g	Cinemark USA, Inc	4.875	06/01/23	4,104
33,000,000		Comcast Corp	4.250	01/15/33	31,575
7,000,000		DIRECTV Holdings LLC	2.400	03/15/17	7,034
6,850,000		DIRECTV Holdings LLC	3.800	03/15/22	6,580
4,700,000		DIRECTV Holdings LLC	5.150	03/15/42	4,193
8,725,000		Discovery Communications LLC	3.300	05/15/22	8,343
10,300,000		Discovery Communications LLC	4.875	04/01/43	9,521
3,250,000	g	DISH DBS Corp	4.250	04/01/18	3,185
4,250,000	g	DISH DBS Corp	5.125	05/01/20	4,165
2,050,000		DISH DBS Corp	5.000	03/15/23	1,973
5,000,000		Grupo Televisa S.A.	6.000	05/15/18	5,652
2,160,000		Lamar Media Corp	7.875	04/15/18	2,300
1,850,000		Lamar Media Corp	5.875	02/01/22	1,901
10,000,000		Lamar Media Corp	5.000	05/01/23	9,600
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,057
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,494
10,350,000		NBC Universal Media LLC	2.875	01/15/23	9,831
2,105,000		News America, Inc	7.625	11/30/28	2,566
1,578,000		News America, Inc	6.550	03/15/33	1,754
3,575,000		News America, Inc	6.650	11/15/37	4,114
3,800,000		News America, Inc	6.900	08/15/39	4,469
3,315,000		Nielsen Finance LLC	7.750	10/15/18	3,564
2,800,000	g	Nielsen Finance LLC	4.500	10/01/20	2,688
2,100,000		Time Warner Cable, Inc	8.750	02/14/19	2,578
9,675,000		Time Warner Cable, Inc	8.250	04/01/19	11,649
9,850,000		Time Warner Cable, Inc	4.500	09/15/42	7,638
3,000,000		Time Warner, Inc	3.150	07/15/15	3,134
3,825,000		Time Warner, Inc	6.500	11/15/36	4,326
5,000,000		Time Warner, Inc	5.375	10/15/41	5,056
5,525,000		Time Warner, Inc	4.900	06/15/42	5,257
7,000,000	g	Univision Communications, Inc	5.125	05/15/23	6,615
4,850,000		Viacom, Inc	1.250	02/27/15	4,864
5,400,000		Viacom, Inc	2.500	12/15/16	5,571
3,000,000		Viacom, Inc	3.500	04/01/17	3,141
		TOTAL MEDIA			220,921

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
5,000,000	g	CFR International S.p.A	5.125	12/06/22	4,900
3,140,000		Life Technologies Corp	3.500	01/15/16	3,268
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,517
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	3,021
3,500,000	g	Mylan, Inc	7.875	07/15/20	4,039
1,750,000		NBTY, Inc	9.000	10/01/18	1,903
2,750,000		Novartis Capital Corp	3.700	09/21/42	2,441
3,850,000		Perrigo Co	2.950	05/15/23	3,559
3,550,000		Sanofi	1.250	04/10/18	3,439
3,450,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	3,363
5,700,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	5,314
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			39,764
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
REAL ESTATE - 0.8%
$2,310,000		AMB Property LP	4.500%	08/15/17	$2,451
7,500,000		AvalonBay Communities, Inc	2.850	03/15/23	6,824
3,750,000		Boston Properties LP	3.125	09/01/23	3,464
2,000,000		Brandywine Operating Partnership LP	5.400	11/01/14	2,106
3,965,000		Camden Property Trust	4.625	06/15/21	4,188
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,307
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,220
255,000		Federal Realty Investment Trust	5.650	06/01/16	284
700,000		Federal Realty Investment Trust	5.900	04/01/20	803
2,225,000		Federal Realty Investment Trust	3.000	08/01/22	2,090
3,800,000		Federal Realty Investment Trust	2.750	06/01/23	3,444
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,008
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,514
3,550,000	g	Healthcare Trust of America Holdings LP	3.700	04/15/23	3,333
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,749
5,000,000		Highwoods Realty LP	3.625	01/15/23	4,653
3,800,000		Kilroy Realty LP	3.800	01/15/23	3,559
6,400,000		Liberty Property LP	4.125	06/15/22	6,329
2,925,000		Liberty Property LP	3.375	06/15/23	2,713
4,000,000		National Retail Properties, Inc	5.500	07/15/21	4,329
5,425,000		National Retail Properties, Inc	3.300	04/15/23	4,903
2,325,000		Regency Centers LP	5.250	08/01/15	2,501
225,000		Regency Centers LP	5.875	06/15/17	251
800,000		Simon Property Group LP	5.250	12/01/16	894
4,150,000		Simon Property Group LP	2.800	01/30/17	4,272
3,040,000		Simon Property Group LP	10.350	04/01/19	4,210
6,900,000		Simon Property Group LP	2.750	02/01/23	6,334
1,360,000		Ventas Realty LP	3.125	11/30/15	1,423
8,050,000		Ventas Realty LP	2.000	02/15/18	7,792
3,750,000		Ventas Realty LP	4.000	04/30/19	3,900
1,850,000		Ventas Realty LP	4.250	03/01/22	1,866
4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,431
		TOTAL REAL ESTATE			111,145

RETAILING - 0.7%
6,600,000		AmeriGas Finance LLC	3.750	05/01/21	6,179
3,000,000		AmeriGas Partners LP	6.250	08/20/19	3,015
2,000,000		Asbury Automotive Group, Inc	7.625	03/15/17	2,058
3,150,000	g	Automotores Gildemeister S.A.	8.250	05/24/21	2,914
2,500,000		AutoNation, Inc	5.500	02/01/20	2,600
8,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	7,391
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,496
8,105,000		Limited Brands, Inc	5.625	02/15/22	8,227
19,000,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	17,525
8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	8,701
4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,485
2,000,000	g	QVC, Inc	7.500	10/01/19	2,174
2,475,000		QVC, Inc	5.125	07/02/22	2,501
4,400,000	g	QVC, Inc	4.375	03/15/23	4,104
1,275,000	g	Sonic Automotive, Inc	5.000	05/15/23	1,237
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	889
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,437,000		Wal-Mart Stores, Inc	4.250%	04/15/21	$3,749
5,000,000		Wal-Mart Stores, Inc	2.550	04/11/23	4,685
3,675,000		Wal-Mart Stores, Inc	5.000	10/25/40	3,880
9,300,000		Wal-Mart Stores, Inc	4.000	04/11/43	8,474
3,900,000	g	WEX, Inc	4.750	02/01/23	3,685
		TOTAL RETAILING			101,969

SOFTWARE & SERVICES - 0.3%
2,075,000		Equinix, Inc	4.875	04/01/20	2,033
11,500,000		Fidelity National Information Services, Inc	5.000	03/15/22	11,572
3,075,000		NCR Corp	4.625	02/15/21	2,937
3,925,000		Oracle Corp	3.750	07/08/14	4,054
7,850,000		Oracle Corp	1.200	10/15/17	7,624
18,425,000		Oracle Corp	2.500	10/15/22	16,991
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,055
		TOTAL SOFTWARE & SERVICES			46,266

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
4,000,000		Amphenol Corp	4.750	11/15/14	4,192
3,150,000		Apple, Inc	3.850	05/04/43	2,798
1,000,000		Brocade Communications Systems, Inc	6.875	01/15/20	1,067
1,975,000		CC Holdings GS V LLC	2.381	12/15/17	1,944
5,962,000	g	Flextronics International Ltd	4.625	02/15/20	5,783
38,125,000		General Electric Co	0.850	10/09/15	38,089
3,300,000		General Electric Co	5.250	12/06/17	3,726
11,950,000		General Electric Co	2.700	10/09/22	11,309
5,325,000		General Electric Co	4.125	10/09/42	4,955
6,480,000		Jabil Circuit, Inc	5.625	12/15/20	6,707
7,776,000		Jabil Circuit, Inc	4.700	09/15/22	7,484
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,112
4,625,000	g	NXP BV	3.750	06/01/18	4,532
3,600,000		Xerox Corp	8.250	05/15/14	3,825
10,275,000		Xerox Corp	4.500	05/15/21	10,599
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			109,122

TELECOMMUNICATION SERVICES - 1.8%
2,870,000		America Movil SAB de C.V.	2.375	09/08/16	2,908
11,875,000		America Movil SAB de C.V.	3.125	07/16/22	10,942
3,575,000		American Tower Corp	4.700	03/15/22	3,606
7,500,000		American Tower Corp	3.500	01/31/23	6,868
2,500,000		AT&T, Inc	2.500	08/15/15	2,576
20,750,000		AT&T, Inc	2.950	05/15/16	21,684
7,225,000		AT&T, Inc	1.400	12/01/17	7,024
8,200,000		AT&T, Inc	2.625	12/01/22	7,506
11,500,000		AT&T, Inc	6.300	01/15/38	12,785
4,715,000		AT&T, Inc	4.350	06/15/45	4,102
4,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	4,855
13,125,000		BellSouth Corp	5.200	09/15/14	13,782
8,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	7,725
5,525,000		British Telecommunications plc	1.625	06/28/16	5,549
13,850,000		Cellco Partnership	8.500	11/15/18	17,988
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,019
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,000,000		Deutsche Telekom International Finance BV	8.750%	06/15/30	$5,549
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,536
3,100,000	g	Globo Comunicacao e Participacoes S.A.	4.875	04/11/22	3,139
4,025,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	3,783
12,070,000	g	Oi S.A.	5.750	02/10/22	11,240
2,050,000	g	SES	3.600	04/04/23	1,993
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,292
1,998,000		Telecom Italia Capital S.A.	6.175	06/18/14	2,068
6,694,000		Telecom Italia Capital S.A.	6.999	06/04/18	7,359
2,406,000		Telecom Italia Capital S.A.	7.175	06/18/19	2,678
11,100,000		Telefonica Emisiones SAU	3.992	02/16/16	11,447
8,725,000		Telefonica Emisiones SAU	3.192	04/27/18	8,451
7,625,000		Telefonica Emisiones SAU	4.570	04/27/23	7,299
4,500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	4,933
21,600,000		Verizon Communications, Inc	0.700	11/02/15	21,455
1,250,000		Verizon Communications, Inc	6.100	04/15/18	1,463
1,888,000		Verizon Communications, Inc	8.750	11/01/18	2,461
10,550,000		Verizon Communications, Inc	3.850	11/01/42	8,754
8,275,000	g	VimpelCom Holdings BV	5.950	02/13/23	7,737
735,000		Windstream Corp	8.125	09/01/18	783
		TOTAL TELECOMMUNICATION SERVICES			251,339

TRANSPORTATION - 0.6%
1,800,000	g	Asciano Finance Ltd	3.125	09/23/15	1,839
5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	6,088
5,000,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	5,014
3,475,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	3,513
5,750,000	g	DP World Ltd	6.850	07/02/37	5,937
2,325,000		Embraer Overseas Ltd	6.375	01/15/20	2,546
3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	3,702
4,150,000	g	ERAC USA Finance LLC	5.625	03/15/42	4,166
4,075,000	g	Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	3,942
2,400,000	g	Kansas City Southern Railway	4.300	05/15/43	2,162
2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,546
11,700,000		Northrop Grumman Corp	3.250	08/01/23	11,072
11,700,000		Northrop Grumman Corp	4.750	06/01/43	11,183
7,750,000		United Parcel Service, Inc	3.125	01/15/21	7,858
4,900,000		United Parcel Service, Inc	3.625	10/01/42	4,288
		TOTAL TRANSPORTATION			75,856

UTILITIES - 3.1%
1,325,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	1,292
3,630,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	4,029
6,225,000		AES Corp	4.875	05/15/23	5,805
6,325,000		AGL Capital Corp	4.400	06/01/43	5,862
10,000,000		Alabama Power Co	3.850	12/01/42	8,743
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,752
15,000,000		American Electric Power Co, Inc	1.650	12/15/17	14,582
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	5,585
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,729
5,500,000		Atmos Energy Corp	8.500	03/15/19	7,191
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,150,000		Atmos Energy Corp	4.150%	01/15/43	$6,561
1,800,000	g	Calpine Corp	7.500	02/15/21	1,921
4,500,000		Carolina Power & Light Co	5.125	09/15/13	4,541
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,456
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,148
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	4,006
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,184
4,500,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	4,354
3,500,000	g	CEZ AS.	4.250	04/03/22	3,473
6,125,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	5,156
2,500,000		CMS Energy Corp	5.050	02/15/18	2,777
5,450,000		CMS Energy Corp	4.700	03/31/43	5,034
2,500,000	g	Colbun S.A.	6.000	01/21/20	2,663
2,500,000	g	Comision Federal de Electricidad	4.875	05/26/21	2,556
2,075,000	g	Comision Federal de Electricidad	5.750	02/14/42	1,919
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,273
4,200,000		Commonwealth Edison Co	5.900	03/15/36	4,939
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,198
9,050,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	8,188
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,486
3,750,000		Detroit Edison Co	3.950	06/15/42	3,431
4,000,000		Dominion Resources, Inc	4.050	09/15/42	3,510
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	7,287
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,524
5,690,000	g	Eskom Holdings Ltd	5.750	01/26/21	5,633
8,800,000		Florida Power & Light Co	2.750	06/01/23	8,460
2,000,000		Florida Power Corp	6.400	06/15/38	2,450
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,605
3,000,000		Georgia Power Co	5.400	06/01/40	3,229
2,000,000		Georgia Power Co	4.300	03/15/42	1,834
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	6,008
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,873
3,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	3,534
3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,082
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,230
625,000	g	KazMunayGas National Co JSC	4.400	04/30/23	580
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,609
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,906
3,280,000	g	Korea Hydro & Nuclear Power Co Ltd	3.000	09/19/22	2,929
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,104
4,500,000	g	Majapahit Holding BV	7.875	06/29/37	5,220
5,950,000		Midamerican Energy Holdings Co	5.950	05/15/37	6,611
2,800,000		Nevada Power Co	6.500	08/01/18	3,359
3,335,000		Nevada Power Co	5.450	05/15/41	3,728
7,575,000		NiSource Finance Corp	4.800	02/15/44	6,859
3,375,000		Northeast Utilities	1.450	05/01/18	3,276
2,850,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	3,005
8,400,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	7,967
4,850,000		ONEOK Partners LP	3.375	10/01/22	4,459
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	6,770
6,375,000		PacifiCorp	2.950	02/01/22	6,266
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,964
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,450,000	g	Perusahaan Listrik Negara PT	5.500%	11/22/21	$8,281
6,750,000		PG&E Corp	5.750	04/01/14	7,000
750,000		Potomac Electric Power Co	7.900	12/15/38	1,106
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	6,962
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,989
1,750,000		PPL Electric Utilities Corp	5.200	07/15/41	1,912
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,635
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,739
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,971
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	3,050
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,265
11,475,000		Public Service Electric & Gas Co	2.375	05/15/23	10,625
2,940,000		QEP Resources, Inc	5.375	10/01/22	2,911
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,347
2,300,000	g	Sabine Pass LNG LP	6.500	11/01/20	2,323
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,297
3,100,000		San Diego Gas & Electric Co	3.950	11/15/41	2,886
3,000,000		Sempra Energy	2.300	04/01/17	3,038
4,000,000		Sempra Energy	6.000	10/15/39	4,501
2,325,000		Tampa Electric Co	4.100	06/15/42	2,144
5,950,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	5,266
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,631
3,000,000		Williams Partners LP	3.800	02/15/15	3,128
5,075,000		Williams Partners LP	4.000	11/15/21	4,976
8,300,000		Williams Partners LP	3.350	08/15/22	7,623
6,200,000		Williams Partners LP	6.300	04/15/40	6,499
14,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	14,631
4,000,000		Xcel Energy, Inc	4.800	09/15/41	3,977
		TOTAL UTILITIES			418,418

		TOTAL CORPORATE BONDS			4,390,624
		(Cost $4,389,456)

GOVERNMENT BONDS - 55.5%

AGENCY SECURITIES - 3.4%
18,217,680		AMAL Ltd	3.465	08/21/21	19,398
3,000,000		Amber Circle Funding LTD	3.250	12/04/22	2,696
4,569,572		Cal Dive I- Title XI, Inc	4.930	02/01/27	5,007
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	07/28/14	20,580
19,600,000		Federal National Mortgage Association (FNMA)	1.250	08/20/13	19,629
23,500,000		FNMA	3.000	09/16/14	24,288
35,000,000		FNMA	2.625	11/20/14	36,136
28,305,000		Lutheran Medical Center	1.982	02/20/30	26,867
1,523,978		National Credit Union Administration	1.840	10/07/20	1,528
17,780,037		Premier Aircraft Leasing	3.576	02/06/22	19,019
10,000,000		Private Export Funding Corp (PEFCO)	3.050	10/15/14	10,346
7,000,000		PEFCO	4.550	05/15/15	7,545
15,000,000		PEFCO	2.125	07/15/16	15,603
50,000,000		PEFCO	1.375	02/15/17	50,453
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$17,000,000		PEFCO	5.450%	09/15/17	$19,732
10,000,000		PEFCO	2.250	12/15/17	10,346
5,000,000		PEFCO	4.375	03/15/19	5,530
17,300,000		PEFCO	1.450	08/15/19	16,511
35,000,000		PEFCO	4.300	12/15/21	38,563
30,000,000		PEFCO	2.050	11/15/22	27,782
2,732,031		Totem Ocean Trailer Express, Inc	4.514	12/18/19	2,868
62,753,000		Tunisia Government AID Bonds	1.686	07/16/19	61,018
3,000,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	3,381
5,000,000		International Bank for Reconstruction & Development	0.500	04/15/16	4,983
15,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	15,598
		TOTAL AGENCY SECURITIES			465,407

FOREIGN GOVERNMENT BONDS - 6.3%
4,300,000	g	Barbados Government International Bond	7.000	08/04/22	4,235
4,500,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	4,365
4,210,000		Brazilian Government International Bond	5.875	01/15/19	4,795
825,000		Brazilian Government International Bond	7.125	01/20/37	982
4,500,000		Brazilian Government International Bond	5.625	01/07/41	4,477
10,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	9,551
12,200,000		Canada Government International Bond	2.375	09/10/14	12,496
25,275,000		Canada Government International Bond	0.875	02/14/17	25,151
3,630,000		Chile Government International Bond	3.875	08/05/20	3,811
4,840,000		Chile Government International Bond	2.250	10/30/22	4,356
2,675,000		Colombia Government International Bond	4.375	07/12/21	2,786
5,275,000		Colombia Government International Bond	2.625	03/15/23	4,708
1,500,000		Colombia Government International Bond	6.125	01/18/41	1,669
4,500,000	g	Costa Rica Government International Bond	4.250	01/26/23	4,162
675,000	g	Costa Rica Government International Bond	5.625	04/30/43	611
3,350,000	g	Croatia Government International Bond	6.375	03/24/21	3,505
2,325,000	g	Croatia Government International Bond	5.500	04/04/23	2,255
4,500,000	g	Dominican Republic International Bond	5.875	04/18/24	4,331
32,500,000		European Investment Bank	1.125	04/15/15	32,869
3,500,000		European Investment Bank	4.875	02/15/36	3,924
15,350,000		Export Development Canada	2.250	05/28/15	15,864
5,825,000		Export-Import Bank of Korea	1.250	11/20/15	5,758
4,200,000		Export-Import Bank of Korea	4.375	09/15/21	4,257
3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,375
3,225,000	g	Guatemala Government Bond	4.875	02/13/28	2,919
1,650,000		Hungary Government International Bond	4.125	02/19/18	1,605
500,000		Hungary Government International Bond	6.375	03/29/21	520
40,200,000		Hydro Quebec	1.375	06/19/17	40,063
2,000,000	g	Iceland Government International Bond	4.875	06/16/16	2,090
1,660,000	g	Indonesia Government International Bond	3.750	04/25/22	1,560
2,575,000	g	Indonesia Government International Bond	3.375	04/15/23	2,311
4,500,000		Israel Government International Bond	4.000	06/30/22	4,579
3,500,000		Israel Government International Bond	4.500	01/30/43	3,150
4,400,000		Italy Government International Bond	5.375	06/12/17	4,784
1,610,000		Italy Government International Bond	6.875	09/27/23	1,867
18,750,000		KFW	2.625	01/25/22	18,674
13,000,000	g	Kommunalbanken AS.	1.375	06/08/17	12,953
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,800,000	g,i	Kommunalbanken AS.	0.454%	02/20/18	$5,792
2,400,000		Korea Development Bank	1.500	01/22/18	2,237
3,750,000		Korea Development Bank	3.000	09/14/22	3,429
3,670,000	g	Korea Housing Finance Corp	3.500	12/15/16	3,816
3,250,000	g	Korea Housing Finance Corp	1.625	09/15/18	2,990
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,111
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,422
5,000,000		Mexico Government International Bond	6.050	01/11/40	5,450
1,500,000		Mexico Government International Bond	4.750	03/08/44	1,335
4,100,000	g	Mongolia Government International Bond	5.125	12/05/22	3,608
9,000,000	g	Morocco Government International Bond	4.250	12/11/22	7,922
3,600,000	g	Namibia International Bonds	5.500	11/03/21	3,636
9,250,000	g	National Bank of Canada	1.650	01/30/14	9,312
5,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	5,130
89,950,000		North American Development Bank	2.400	10/26/22	82,977
8,500,000		Panama Government International Bond	5.200	01/30/20	9,273
1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,210
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,536
1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,475
6,350,000		Poland Government International Bond	6.375	07/15/19	7,406
6,167,000		Poland Government International Bond	5.125	04/21/21	6,707
4,635,000		Poland Government International Bond	3.000	03/17/23	4,183
25,000,000	g	Province of Alberta Canada	1.000	06/21/17	24,814
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,451
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,133
15,000,000		Province of British Columbia Canada	2.000	10/23/22	13,791
20,000,000		Province of Manitoba Canada	1.375	04/28/14	20,168
20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,289
20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,800
12,000,000		Province of Nova Scotia Canada	2.375	07/21/15	12,392
27,400,000		Province of Ontario Canada	4.100	06/16/14	28,362
24,250,000		Province of Ontario Canada	2.950	02/05/15	25,169
35,525,000		Province of Ontario Canada	2.700	06/16/15	36,935
24,000,000		Province of Ontario Canada	2.300	05/10/16	24,888
2,250,000		Province of Quebec Canada	5.125	11/14/16	2,547
8,835,000		Province of Quebec Canada	4.625	05/14/18	9,949
22,500,000		Province of Quebec Canada	3.500	07/29/20	23,672
20,000,000		Province of Quebec Canada	2.750	08/25/21	19,644
6,000,000		Province of Quebec Canada	7.500	09/15/29	8,242
2,500,000	g	Qatar Government International Bond	4.500	01/20/22	2,681
4,230,000	g	Republic of Indonesia	4.875	05/05/21	4,336
1,070,000	g	Republic of Serbia	7.250	09/28/21	1,102
1,579,150	i	Republic of Serbia	6.750	11/01/24	1,575
4,500,000		Republic of Turkey	7.500	07/14/17	5,164
1,650,000		Republic of Turkey	6.000	01/14/41	1,646
4,200,000	g	Romanian Government International Bond	6.750	02/07/22	4,682
5,025,000	g	Romanian Government International Bond	4.375	08/22/23	4,774
3,900,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	4,036
3,900,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	4,012
3,375,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	3,611
3,670,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	3,808
4,502,000		South Africa Government International Bond	6.875	05/27/19	5,099
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,500,000		South Africa Government International Bond	5.500%	03/09/20	$3,688
3,775,000		South Africa Government International Bond	4.665	01/17/24	3,605
1,600,000		South Africa Government International Bond	6.250	03/08/41	1,712
15,000,000	g	Spain Government International Bond	4.000	03/06/18	14,764
2,700,000	g	Sri Lanka Government International Bond	6.250	10/04/20	2,673
1,630,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,606
1,600,000	g	Sri Lanka Government International Bond	5.875	07/25/22	1,512
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	8,732
7,050,000		Svensk Exportkredit AB	1.125	04/05/18	6,852
2,180,000		United Mexican States	5.875	02/17/14	2,237
3,500,000		United Mexican States	5.950	03/19/19	4,006
500,000		United Mexican States	5.125	01/15/20	550
		TOTAL FOREIGN GOVERNMENT BONDS			861,034

MORTGAGE BACKED - 27.6%
2,625,072	i	Federal Home Loan Mortgage Corp (FHLMC)	2.439	02/01/36	2,799
4,949,334	i	FHLMC	2.701	07/01/36	5,277
2,610,887	i	FHLMC	2.399	09/01/36	2,788
3,012,987	i	FHLMC	2.545	09/01/36	3,192
2,770,821	i	FHLMC	2.598	09/01/36	2,958
1,803,708	i	FHLMC	2.858	09/01/36	1,922
1,870,654	i	FHLMC	5.803	02/01/37	2,023
6,290,252	i	FHLMC	2.734	03/01/37	6,709
2,963,265	i	FHLMC	6.021	04/01/37	3,206
43,967	i	FHLMC	6.081	05/01/37	47
3,167,568	i	FHLMC	2.593	06/01/37	3,389
3,269,467	i	FHLMC	3.034	08/01/37	3,460
2,753,356	i	FHLMC	1.828	09/01/37	2,877
24,325,463	i	FHLMC (Interest only)	6.368	09/15/41	6,311
6,356,755		FHLMC	3.000	08/15/42	5,315
923		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	07/01/13	1
369,738		FGLMC	6.500	12/01/16	393
2,420,073		FGLMC	5.000	09/01/18	2,558
1,115,446		FGLMC	4.500	10/01/18	1,171
849,644		FGLMC	4.500	11/01/18	892
1,038,385		FGLMC	5.500	01/01/19	1,123
340,099		FGLMC	4.000	06/01/19	357
1,206,686		FGLMC	4.500	01/01/20	1,269
1,076,295		FGLMC	4.500	07/01/20	1,146
706,772		FGLMC	4.500	08/01/20	744
157,151		FGLMC	7.000	10/01/20	172
9,385,115		FGLMC	4.500	06/01/21	9,887
3,244,613		FGLMC	4.500	06/01/21	3,418
1,166,024		FGLMC	5.000	04/01/23	1,249
29,623		FGLMC	7.000	05/01/23	34
281,413		FGLMC	6.000	10/01/23	309
272,286		FGLMC	6.000	11/01/23	297
4,458,217		FGLMC	4.000	07/01/24	4,673
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,392,684		FGLMC	4.500%	09/01/24	$1,466
46,765		FGLMC	8.000	01/01/31	54
84,230		FGLMC	7.000	12/01/31	88
6,272		FGLMC	7.000	01/01/32	6
338,719		FGLMC	8.000	02/01/32	395
2,165,940		FGLMC	4.500	07/01/33	2,288
1,399,512		FGLMC	5.500	11/01/33	1,552
2,632,878		FGLMC	5.500	12/01/33	2,911
5,334,061		FGLMC	5.500	12/01/33	5,789
12,146,098		FGLMC	7.000	12/01/33	14,126
17,186,568		FGLMC	5.000	01/01/34	18,459
3,997,799		FGLMC	5.000	05/01/34	4,285
2,545,426		FGLMC	6.000	09/01/34	2,800
6,417,682		FGLMC	4.500	10/01/34	6,778
532,655		FGLMC	5.500	12/01/34	573
2,885,739		FGLMC	4.500	04/01/35	3,046
1,034,498		FGLMC	6.000	05/01/35	1,132
1,205,973		FGLMC	6.000	05/01/35	1,332
1,002,860		FGLMC	6.000	05/01/35	1,112
1,717,933		FGLMC	6.000	05/01/35	1,889
2,114,933		FGLMC	6.000	05/01/35	2,309
774,936		FGLMC	6.000	05/01/35	854
4,819,631		FGLMC	7.000	05/01/35	5,605
815,304		FGLMC	5.500	06/01/35	882
2,163,392		FGLMC	5.500	06/01/35	2,344
5,005,708		FGLMC	5.500	06/01/35	5,418
1,067,618		FGLMC	5.500	06/01/35	1,156
1,896,970		FGLMC	6.000	06/01/35	2,090
3,760,450		FGLMC	4.500	08/01/35	3,964
380,104		FGLMC	5.000	10/01/35	406
344,565		FGLMC	6.500	11/01/35	387
374,002		FGLMC	6.000	01/01/36	406
1,170,202		FGLMC	5.000	02/01/36	1,251
510,453		FGLMC	5.500	04/01/36	553
121,582		FGLMC	6.500	05/01/36	136
3,607,160		FGLMC	6.500	10/01/36	4,054
4,008,258		FGLMC	6.000	08/01/37	4,392
1,623,131		FGLMC	6.000	09/01/37	1,777
2,233,405		FGLMC	6.500	11/01/37	2,512
5,980,890		FGLMC	5.000	04/01/38	6,523
3,728,470		FGLMC	6.000	11/01/38	4,042
4,315,328		FGLMC	4.500	05/01/39	4,544
4,504,068		FGLMC	5.000	07/01/39	4,808
6,917,589		FGLMC	6.000	07/01/39	7,641
18,424,999		FGLMC	4.500	11/01/40	20,101
20,981,151		FGLMC	4.500	12/01/40	22,826
25,000,000	h	FGLMC	3.000	07/15/43	24,367
101,000,000	h	FGLMC	4.000	07/15/43	105,028
93,000,000	h	FGLMC	4.500	07/15/43	97,926
32,000,000	h	FGLMC	3.500	08/15/43	32,320
2,491,922		Federal National Mortgage Association (FNMA)	4.440	07/01/13	2,492
1,725,880		FNMA	4.770	10/01/13	1,737
281,321		FNMA	4.854	02/01/14	283
4,950,980		FNMA	4.440	04/01/14	5,012
733,043		FNMA	4.606	01/01/15	750
80,330		FNMA	7.500	02/01/15	83
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$264,626		FNMA	7.500%	04/01/15	$275
170,181		FNMA	7.500	04/01/15	177
19,333		FNMA	6.500	03/01/16	19
8,209		FNMA	6.500	04/01/16	9
145,996		FNMA	6.500	10/01/16	153
169,073		FNMA	6.500	11/01/16	179
1,355,958		FNMA	5.000	12/01/17	1,448
379,644		FNMA	6.500	02/01/18	406
865,963		FNMA	5.500	03/01/18	914
2,822,087		FNMA	5.500	04/01/18	2,990
257,136		FNMA	5.500	04/01/18	273
340,890		FNMA	6.500	04/01/18	366
117,950		FNMA	5.500	05/01/18	125
5,297,687		FNMA	4.500	12/01/18	5,761
126,305		FNMA	6.000	01/01/19	137
33,241		FNMA	6.000	02/01/19	36
2,850,693		FNMA	5.000	04/01/19	3,044
1,217,716		FNMA	4.500	06/01/19	1,294
1,802,762		FNMA	5.000	03/01/20	1,925
1,431,101		FNMA	5.500	07/01/20	1,545
622,927		FNMA	4.500	11/01/20	662
1,317,508		FNMA	5.000	12/01/20	1,404
2,891,646		FNMA	5.000	03/01/21	3,087
1,615,816		FNMA	5.500	08/01/21	1,741
1,100,886		FNMA	4.500	03/01/23	1,169
85,487		FNMA	8.000	03/01/23	97
2,186,015		FNMA	4.500	06/01/23	2,322
1,265,589		FNMA	5.000	07/01/23	1,349
3,042,575		FNMA	5.000	07/01/23	3,263
1,503,167		FNMA	5.000	12/01/23	1,631
481,155		FNMA	5.500	02/01/24	526
2,158,713		FNMA	4.000	05/01/24	2,275
966,146		FNMA	5.500	07/01/24	1,057
175,937		FNMA	8.000	07/01/24	207
1,749,001		FNMA	4.500	08/01/24	1,856
1,265,602		FNMA	5.500	08/01/24	1,385
8,287,100		FNMA	4.000	09/01/24	8,763
3,720,151		FNMA	5.000	10/01/25	4,045
38,973		FNMA	9.000	11/01/25	46
10,804,860		FNMA	3.000	05/01/27	11,159
53,000,000	h	FNMA	2.500	07/25/28	53,306
93,000,000	h	FNMA	3.000	07/25/28	95,659
45,000,000	h	FNMA	4.000	07/25/28	47,431
22,000,000	h	FNMA	4.500	07/25/28	23,323
2,490,069		FNMA	6.500	07/01/32	2,788
183,241		FNMA	7.000	07/01/32	214
232,858		FNMA	7.000	07/01/32	272
2,636,586		FNMA	5.500	01/01/33	2,889
1,632,977		FNMA	6.000	01/01/33	1,823
395,316		FNMA	5.000	02/01/33	428
2,238,157		FNMA	4.500	03/25/33	2,332
1,334,847		FNMA	4.500	08/01/33	1,416
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,675,222		FNMA	5.000%	08/01/33	$1,812
2,318,473		FNMA	4.500	10/01/33	2,460
398,540		FNMA	5.000	10/01/33	431
1,757,825		FNMA	5.000	10/01/33	1,902
245,410		FNMA	5.000	11/01/33	274
2,986,687		FNMA	5.000	11/01/33	3,236
4,100,766		FNMA	5.000	11/01/33	4,576
11,722,574		FNMA	5.000	11/01/33	12,683
316,486		FNMA	5.500	12/01/33	349
3,300,991		FNMA	5.500	12/01/33	3,689
772,251		FNMA	5.500	12/01/33	845
4,238,960		FNMA	5.000	03/01/34	4,586
482,321		FNMA	5.000	03/01/34	522
655,572		FNMA	5.000	03/01/34	709
568,124		FNMA	5.000	03/01/34	615
1,684,079		FNMA	5.000	03/01/34	1,822
2,398,978		FNMA	5.500	03/01/34	2,647
4,588,818		FNMA	5.000	04/01/34	4,956
15,076,531		FNMA	5.000	08/01/34	16,288
2,993,668		FNMA	6.000	08/01/34	3,341
1,258,937		FNMA	5.500	09/01/34	1,402
986,442		FNMA	5.500	09/01/34	1,101
984,383		FNMA	5.500	10/01/34	1,084
1,021,975		FNMA	5.500	10/01/34	1,141
1,290,428		FNMA	6.000	12/01/34	1,434
1,163,455		FNMA	5.500	01/01/35	1,276
18,042,475		FNMA	5.500	02/01/35	19,747
1,753,136		FNMA	5.500	04/01/35	1,931
1,884,538		FNMA	6.000	04/01/35	2,076
4,031,650		FNMA	4.500	05/01/35	4,277
7,739,250		FNMA	5.500	05/01/35	8,479
2,328,358		FNMA	6.000	05/01/35	2,585
262,658		FNMA	5.500	06/01/35	286
406,200		FNMA	5.500	06/01/35	447
1,842,372		FNMA	5.500	06/01/35	2,001
858,388		FNMA	5.500	06/01/35	938
1,148,343		FNMA	5.500	06/01/35	1,255
71,214		FNMA	7.500	06/01/35	78
543,725		FNMA	5.500	07/01/35	590
1,275,686		FNMA	6.000	07/01/35	1,403
2,160,862		FNMA	4.500	08/01/35	2,286
3,613,113		FNMA	5.000	08/01/35	3,890
4,824,451		FNMA	5.500	09/01/35	5,392
2,711,306		FNMA	5.000	10/01/35	2,919
1,766,819		FNMA	5.500	11/01/35	1,927
2,489,420	i	FNMA	2.515	02/01/36	2,654
3,425,999		FNMA	5.000	02/01/36	3,692
6,300,153		FNMA	6.000	03/01/36	6,856
1,649,839	i	FNMA	2.760	07/01/36	1,772
1,993,846		FNMA	6.500	09/01/36	2,220
2,250,135		FNMA	6.000	12/01/36	2,449
3,102,049		FNMA	6.500	03/01/37	3,458
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$104,590		FNMA	6.500%	03/01/37	$116
2,385,840		FNMA	7.000	04/01/37	2,775
3,085,013		FNMA	6.500	08/01/37	3,431
1,061,103		FNMA	6.500	08/01/37	1,180
2,833,419		FNMA	6.000	09/01/37	3,169
1,884,255		FNMA	6.000	09/01/37	2,052
2,672,925		FNMA	6.000	09/01/37	2,994
1,915,807		FNMA	6.000	09/01/37	2,149
257,733		FNMA	6.500	09/01/37	286
2,290,321		FNMA	6.500	09/01/37	2,522
3,260,990		FNMA	6.500	09/01/37	3,586
3,093,291		FNMA	6.500	09/01/37	3,440
1,590,050		FNMA	6.500	09/01/37	1,830
5,544,414	i	FNMA	2.479	10/01/37	5,917
924,338		FNMA	7.000	11/01/37	1,075
257,346		FNMA	6.500	01/01/38	289
86,940		FNMA	6.500	02/01/38	97
153,960		FNMA	6.500	03/01/38	166
1,681,839		FNMA	6.500	03/01/38	1,864
257,894		FNMA	6.500	03/01/38	289
5,225,096		FNMA	6.000	07/01/38	5,678
2,190,366	i	FNMA	4.918	10/01/38	2,367
8,871,515		FNMA	6.000	10/01/38	9,641
3,085,956		FNMA	4.500	01/01/39	3,264
2,226,001		FNMA	5.500	01/01/39	2,414
2,523,862		FNMA	6.000	01/01/39	2,743
1,780,706		FNMA	6.000	01/01/39	1,935
6,097,779		FNMA	4.500	02/01/39	6,450
4,299,386		FNMA	4.500	02/01/39	4,547
2,395,048		FNMA	5.500	02/01/39	2,598
7,020,665		FNMA	4.000	04/01/39	7,367
3,344,492		FNMA	4.500	05/01/39	3,538
5,713,821		FNMA	4.500	08/01/39	6,044
10,395,653		FNMA	5.500	08/01/39	11,439
21,533,994		FNMA	4.500	09/01/40	22,815
43,698,407		FNMA	4.500	09/01/40	46,299
10,249,958		FNMA	4.000	11/01/40	10,683
21,198,405		FNMA	4.500	11/01/40	22,623
18,089,490		FNMA	4.000	02/01/41	18,855
15,737,886		FNMA	3.500	10/01/42	16,007
237,000,000	h	FNMA	3.000	07/25/43	231,556
505,000,000	h	FNMA	3.500	07/25/43	512,654
156,000,000	h	FNMA	4.000	07/25/43	162,514
108,000,000	h	FNMA	4.500	07/25/43	114,278
244,000,000	h	FNMA	5.000	07/25/43	262,586
257,000,000	h	FNMA	5.500	07/25/43	279,126
88,000,000	h	FNMA	6.000	07/25/43	95,700
144,000,000	h	FNMA	4.000	08/25/43	149,698
9,316		Government National Mortgage Association (GNMA)	9.000	06/15/16	10
3,933		GNMA	9.000	09/15/16	4
2,842		GNMA	9.000	09/15/16	3
8,210		GNMA	9.000	11/15/16	8
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,530		GNMA	9.000%	12/15/16	$3
5,793		GNMA	9.000	12/15/16	6
44,672		GNMA	9.500	12/15/16	48
22,618		GNMA	8.000	06/15/24	26
41,362		GNMA	8.500	11/20/30	49
63,692		GNMA	8.500	12/20/30	77
1,676,593		GNMA	5.500	07/15/33	1,846
846,339		GNMA	5.500	11/20/33	934
3,115,679		GNMA	5.500	03/20/35	3,441
1,662,930		GNMA	5.500	12/20/35	1,828
1,006,810		GNMA	6.000	10/20/36	1,116
1,048,422		GNMA	6.000	01/20/37	1,159
2,966,209		GNMA	6.000	02/20/37	3,288
2,662,222		GNMA	6.000	12/15/37	2,955
2,376,772		GNMA	5.000	04/15/38	2,566
2,782,653		GNMA	5.500	07/15/38	3,032
3,914,960		GNMA	5.500	07/20/38	4,284
1,483,970		GNMA	6.000	08/15/38	1,647
1,362,401		GNMA	6.000	08/20/38	1,507
2,103,512		GNMA	6.500	11/20/38	2,367
4,340,002		GNMA	5.000	06/15/39	4,795
4,926,244		GNMA	5.000	06/15/39	5,441
9,416,654		GNMA	4.500	07/20/39	10,092
2,814,326		GNMA	5.000	07/20/39	3,077
3,199,223		GNMA	4.000	08/15/39	3,358
1,375,812		GNMA	4.000	11/20/39	1,447
74,000,000	h	GNMA	3.000	07/15/43	73,156
232,000,000	h	GNMA	3.500	07/15/43	237,981
78,000,000	h	GNMA	4.000	07/15/43	81,754
95,000,000	h	GNMA	4.500	07/15/43	100,800
40,000,000	h	GNMA	6.000	07/15/43	44,377
33,000,000	h	GNMA	3.500	07/20/43	33,866
79,000,000	h	GNMA	5.000	07/20/43	85,493
7,773,417		GNMA	6.500	01/15/44	8,241
		TOTAL MORTGAGE BACKED			3,775,544

MUNICIPAL BONDS - 4.1%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,116
15,000,000		City of New York NY	2.450	04/01/19	14,842
10,000,000		City of New York NY	2.650	04/01/20	9,832
14,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	13,861
30,000,000		Florida Hurricane Catastrophe Fund Finance Corp	2.107	07/01/18	29,021
8,800,000		New York State Urban Development Corp	0.550	03/15/16	8,704
8,800,000		New York State Urban Development Corp	1.350	03/15/18	8,594
2,000,000		Permanent University Fund	1.439	07/01/17	1,988
2,625,000		Permanent University Fund	1.730	07/01/18	2,602
4,720,000		Permanent University Fund	1.880	07/01/19	4,605
2,320,000		Permanent University Fund	2.258	07/01/20	2,251
2,160,000		Permanent University Fund	2.408	07/01/21	2,088
2,750,000		Permanent University Fund	2.508	07/01/22	2,643
2,855,000		Permanent University Fund	2.608	07/01/23	2,727
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$3,250,000	Permanent University Fund	2.708%	07/01/24	$3,088
2,335,000	Permanent University Fund	2.808	07/01/25	2,208
3,775,000	Permanent University Fund	2.908	07/01/26	3,558
4,000,000	Permanent University Fund	3.008	07/01/27	3,759
18,535,000	Permanent University Fund	3.575	07/01/32	16,591
12,300,000	State of California	0.850	02/01/15	12,310
9,000,000	State of California	5.450	04/01/15	9,670
15,625,000	State of California	1.050	02/01/16	15,601
11,370,000	State of California	5.950	04/01/16	12,706
2,915,000	State of Georgia	1.750	07/01/19	2,853
3,060,000	State of Georgia	2.000	07/01/20	2,977
3,215,000	State of Georgia	2.150	07/01/21	3,117
3,905,000	State of Georgia	2.750	07/01/25	3,694
4,100,000	State of Georgia	2.850	07/01/26	3,676
4,305,000	State of Georgia	2.950	07/01/27	3,816
4,520,000	State of Georgia	3.050	07/01/28	3,969
3,245,000	State of Georgia	3.150	07/01/29	2,834
14,385,000	State of Illinois	4.511	03/01/15	15,088
12,500,000	State of Illinois	2.000	06/15/15	12,807
12,500,000	State of Illinois	0.750	06/15/16	12,362
19,760,000	State of Illinois	4.833	02/01/17	21,035
12,500,000	State of Illinois	1.750	06/15/17	12,567
8,000,000	State of Illinois	4.350	06/01/18	8,350
7,500,000	State of Illinois	2.000	06/15/18	7,489
7,500,000	State of Illinois	2.000	06/15/19	7,339
12,500,000	State of Illinois	1.930	06/15/20	11,851
12,500,000	State of Illinois	2.250	06/15/21	11,795
10,000,000	State of Illinois	4.310	04/01/23	9,455
11,535,000	State of Illinois	4.610	04/01/25	10,814
9,350,000	State of Illinois	4.760	04/01/26	8,736
12,500,000	State of Illinois	3.150	06/15/26	11,315
13,880,000	State of Illinois	4.910	04/01/27	12,930
12,500,000	State of Illinois	3.250	06/15/27	11,158
8,115,000	State of Illinois	5.010	04/01/28	7,537
20,870,000	State of Michigan	3.500	05/15/30	18,537
21,640,000	State of Michigan	3.600	05/15/31	19,146
22,455,000	State of Michigan	3.700	05/15/32	19,823
13,515,000	University of California	1.296	05/15/18	13,105
60,000,000	University of California	1.796	07/01/19	58,321
11,735,000	University of California	1.995	05/15/20	11,179
4,500,000	University of California	2.300	05/15/21	4,237
6,000,000	University of California	2.570	05/15/22	5,668
	TOTAL MUNICIPAL BONDS			554,945

U.S. TREASURY SECURITIES - 14.1%
189,872,000	United States Treasury Bond	8.000	11/15/21	275,270
22,000,000	United States Treasury Bond	6.375	08/15/27	30,800
49,175,000	United States Treasury Bond	5.250	02/15/29	62,560
45,661,000	United States Treasury Bond	5.375	02/15/31	59,481
677,000	United States Treasury Bond	4.500	02/15/36	806
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$26,135,000		United States Treasury Bond	4.375%	05/15/41	$30,651
16,434,000		United States Treasury Bond	3.750	08/15/41	17,351
76,470,000		United States Treasury Bond	3.125	02/15/43	71,380
15,000,000		United States Treasury Note	0.250	02/28/14	15,011
60,000,000		United States Treasury Note	0.250	03/31/14	60,040
6,050,000		United States Treasury Note	0.250	05/31/14	6,054
36,250,000		United States Treasury Note	0.250	06/30/14	36,271
47,532,000		United States Treasury Note	0.250	09/30/14	47,549
60,905,000		United States Treasury Note	0.250	11/30/14	60,919
160,485,000		United States Treasury Note	0.125	12/31/14	160,197
175,415,000		United States Treasury Note	0.250	01/31/15	175,381
147,305,000		United States Treasury Note	0.250	02/28/15	147,196
72,796,000		United States Treasury Note	0.250	05/31/15	72,668
12,717,000		United States Treasury Note	1.875	06/30/15	13,098
15,952,000		United States Treasury Note	1.750	07/31/15	16,403
141,110,000		United States Treasury Note	0.250	08/15/15	140,625
88,005,000		United States Treasury Note	0.250	09/15/15	87,647
63,788,000		United States Treasury Note	0.250	10/15/15	63,504
18,485,000		United States Treasury Note	1.250	10/31/15	18,826
86,747,000		United States Treasury Note	0.375	11/15/15	86,557
3,300,000		United States Treasury Note	0.375	03/15/16	3,282
9,800,000		United States Treasury Note	2.375	03/31/16	10,279
4,175,000		United States Treasury Note	0.500	06/15/16	4,157
68,903,000		United States Treasury Note	1.000	10/31/16	69,312
10,000,000		United States Treasury Note	3.125	10/31/16	10,758
1,985,000		United States Treasury Note	1.000	05/31/18	1,951
12,420,000		United States Treasury Note	2.375	05/31/18	13,022
17,100,000	l	United States Treasury Note	2.250	07/31/18	17,811
10,365,000		United States Treasury Note	1.750	10/31/18	10,511
5,625,000		United States Treasury Note	1.375	02/28/19	5,563
5,550,000		United States Treasury Note	1.000	06/30/19	5,335
3,870,000		United States Treasury Note	1.250	10/31/19	3,754
5,000,000		United States Treasury Note	1.375	05/31/20	4,825
319,500		United States Treasury Note	2.625	11/15/20	333
4,150,000		United States Treasury Note	1.750	05/15/23	3,887
5,000,000		United States Treasury Note	2.875	05/15/43	4,425
		TOTAL U.S. TREASURY SECURITIES			1,925,450

		TOTAL GOVERNMENT BONDS			7,582,380
		(Cost $7,540,853)
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
STRUCTURED ASSETS - 9.3%
ASSET BACKED - 6.2%
$74,500,000		AEP Texas Central Transtion Funding LLC	1.976%	06/01/21	$73,605
		Series - 2012 1 (Class A2)
60,000,000		Ally Auto Receivables Trust 2013-SN1	0.520	05/20/15	59,990
		Series - 2013 SN1 (Class A2)
24,000,000		Ally Master Owner Trust	1.000	02/15/18	23,783
		Series - 2013 1 (Class A2)
39,753,000		Ally Master Owner Trust	1.720	07/15/19	39,383
		Series - 2012 4 (Class A)
8,710,000		Ally Master Owner Trust	1.540	09/15/19	8,531
		Series - 2012 5 (Class A)
13,555,367		AmeriCredit Automobile Receivables Trust	0.710	12/08/15	13,562
		Series - 2012 3 (Class A2)
5,500,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	5,353
		Series - 2013 1 (Class C)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
495,000	g	Avis Budget Rental Car Funding AESOP LLC	3.241	08/20/16	505
		Series - 2012 1A (Class B)
4,890,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	5,092
		Series - 2012 2A (Class B)
31,790,000	g	Avis Budget Rental Car Funding AESOP LLC	1.920	09/20/19	31,050
		Series - 2013 1A (Class A)
3,746,454	i	Bear Stearns Asset Backed Securities Trust	0.563	11/25/39	3,650
		Series - 2005 SD3 (Class 2A1)
2,900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	2,864
		Series - 2013 1 (Class B)
3,175,000		Capital Auto Receivables Asset Trust 2013-1-C	1.740	10/22/18	3,115
		Series - 2013 1 (Class C)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.572	02/25/35	847
		Series - 2004 2 (Class 1M2)
1,949,314	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	1,943
		Series - 2002 1 (Class AF6)
31,880,000	g	CKE Restaurant Holdings, Inc	4.474	03/20/43	31,858
		Series - 2013 1A (Class A2)
36,000,000		CNH Equipment Trust	0.690	08/15/18	35,672
		Series - 2013 B (Class A3)
518,627	i	Countrywide Asset-Backed Certificates	0.603	05/25/36	514
		Series - 2004 AB2 (Class A3)
580,990	i	Countrywide Asset-Backed Certificates	5.585	10/25/46	579
		Series - 2006 15 (Class A2)
1,715,614	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	1,739
		Series - 2007 MX1 (Class A1)
5,525,000	g,i	DB/UBS Mortgage Trust	5.728	11/10/46	5,874
		Series - 2011 LC1A (Class C)
97,825,719	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	104,434
		Series - 2012 1A (Class A2)
4,686,789	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	4,686
		Series - 2007 1A (Class AF3)
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,725,000		Ford Credit Auto Owner Trust	3.210%	07/15/17	$2,827
		Series - 2011 A (Class D)
5,250,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,155
		Series - 2013 A (Class B)
5,820,000		Ford Credit Auto Owner Trust	1.110	10/15/18	5,719
		Series - 2013 B (Class B)
6,000,000		Ford Credit Auto Owner Trust	1.360	10/15/18	5,816
		Series - 2013 A (Class C)
19,261,000		Ford Credit Floorplan Master	0.850	01/15/18	19,151
		Series - 0 1 (Class A1)
6,990,000	g	Hertz Vehicle Financing LLC	5.020	02/25/15	7,111
		Series - 2010 1A (Class B1)
3,980,000	g	Hertz Vehicle Financing LLC	2.200	03/25/16	4,051
		Series - 2011 1A (Class A1)
11,565,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	12,147
		Series - 2010 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	4,934
		Series - 2013 1A (Class B1)
24,500,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	23,543
		Series - 2013 1A (Class A2)
15,000,000		Hyundai Auto Receivables Trust	1.130	09/17/18	14,738
		Series - 2013 A (Class B)
3,308,241	i	Irwin Home Equity Corp	0.573	02/25/34	3,066
		Series - 2005 A (Class A3)
8,354,485	g	JG Wentworth XXII LLC	3.820	12/15/48	8,742
		Series - 2010 3A (Class A)
5,759,318	g	JGWPT XXV LLC	4.210	02/16/65	5,927
		Series - 2012 1A (Class A)
7,812,814	g	JGWPT XXVI LLC	3.840	10/15/59	7,775
		Series - 2012 2A (Class A)
4,961,039	i	Lehman XS Trust	0.443	02/25/36	4,365
		Series - 2006 1 (Class 1A1)
17,739,753		Lehman XS Trust	6.500	06/25/46	13,256
		Series - 2006 13 (Class 2A1)
1,065,087	i	Long Beach Mortgage Loan Trust	0.943	02/25/35	1,056
		Series - 2005 1 (Class M1)
40,000,000		Nissan Auto Lease Trust	0.610	04/15/16	39,801
		Series - 2013 A (Class A3)
25,000,000		Nissan Auto Lease Trust	0.740	10/15/18	24,809
		Series - 2013 A (Class A4)
2,129,578	i	Park Place Securities, Inc	1.138	09/25/34	2,121
		Series - 2004 WHQ1 (Class M1)
35,695	i	Renaissance Home Equity Loan Trust	0.633	08/25/33	33
		Series - 2003 2 (Class A)
276,918	i	Residential Asset Securities Corp	6.489	10/25/30	278
		Series - 2001 KS2 (Class AI6)
1,698,051	i	Residential Asset Securities Corp	0.623	04/25/35	1,654
		Series - 2005 KS3 (Class M3)
8,789,594		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	8,709
		Series - 2006 HI5 (Class A3)
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,395,677	i	Residential Funding Mortgage Securities II, Inc	5.450%	08/25/34	$2,448
		Series - 2005 HI1 (Class A5)
2,511,810		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	2,559
		Series - 2006 HI3 (Class A3)
2,500,000	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,486
		Series - 2006 HI1 (Class M1)
350,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	347
		Series - 2006 HI1 (Class M2)
17,092,311		Santander Drive Auto Receivables Trust	0.790	08/17/15	17,096
		Series - 2012 4 (Class A2)
4,000,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	3,902
		Series - 2013 1 (Class C)
1,858,849	i	Securitized Asset Backed Receivables LLC	0.493	10/25/35	1,811
		Series - 2006 OP1 (Class A2C)
1,050,304	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	1,043
		Series - 2013 1A (Class A)
41,823,000	g	SLM Student Loan Trust	3.740	02/15/29	44,071
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,595
		Series - 2012 A (Class A2)
3,466,948	i	Soundview Home Equity Loan Trust	0.493	11/25/35	3,410
		Series - 2005 OPT3 (Class A4)
773,329	i	Structured Asset Investment Loan Trust	0.793	05/25/35	769
		Series - 2005 4 (Class M1)
1,849,168	i	Structured Asset Investment Loan Trust	0.473	12/25/35	1,842
		Series - 2005 10 (Class A5)
11,885,330	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.413	10/25/36	11,415
		Series - 2006 GEL4 (Class A2)
10,000,000	g	Volvo Financial Equipment LLC	0.740	03/15/17	9,954
		Series - 2013 1A (Class A3)
8,585,000	g	Vornado DP LLC	5.280	09/13/28	9,214
		Series - 2010 VNO (Class C)
980,388	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	1,020
		Series - 2006 N1 (Class N1)
2,009,371	g,i	Wachovia Loan Trust	0.553	05/25/35	1,859
		Series - 2005 SD1 (Class A)
1,676,173	i	Wells Fargo Home Equity Trust	0.333	07/25/36	1,656
		Series - 2006 2 (Class A3)
18,900,000		World Financial Network Credit Card Master Trust	0.910	03/16/20	18,757
		Series - 2013 B (Class A)
23,000,000		World Omni Auto Receivables Trust	0.640	04/16/18	22,823
		Series - 2013 A (Class A3)
		TOTAL ASSET BACKED			845,490

OTHER MORTGAGE BACKED - 3.1%
27,850,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	29,551
		Series - 2006 6 (Class AM)
1,315,000		Banc of America Commercial Mortgage Trust	5.675	07/10/46	1,456
		Series - 2006 4 (Class AM)
24,070,000	i	Banc of America Commercial Mortgage Trust 2008-	6.395	02/10/51	27,581
		Series - 2008 1 (Class A4)
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,800,000	i	Bear Stearns Commercial Mortgage Securities	5.582%	09/11/41	$7,429
		Series - 2006 PW13 (Class AM)
6,375,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	6,968
		Series - 2006 T24 (Class AM)
42,013		Citicorp Mortgage Securities, Inc	5.750	11/25/36	42
		Series - 2006 6 (Class A2)
188,665	g,i	Citigroup Commercial Mortgage Trust	0.333	04/15/22	187
		Series - 2007 FL3A (Class A2)
5,870,000		Citigroup Commercial Mortgage Trust	1.813	09/10/45	5,858
		Series - 2012 GC8 (Class A2)
15,000,000	i	COBALT CMBS Commercial Mortgage Trust 2007-C2	5.526	04/15/47	16,485
		Series - 2007 C2 (Class AMFX)
15,820,926		Commercial Mortgage Pass Through Certificates	0.719	03/10/46	15,623
		Series - 2013 CR6 (Class A1)
9,330,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	10,279
		Series - 2007 C9 (Class AM)
3,160,000	i	Commercial Mortgage Pass-Through Certificates	5.989	06/15/38	3,437
		Series - 2006 C3 (Class AM)
4,122,194		Countrywide Alternative Loan Trust	5.500	08/25/16	4,181
		Series - 2004 30CB (Class 1A15)
3,222,080		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	3,209
		Series - 2005 6 (Class 1A10)
746,185		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	739
		Series - 2005 12 (Class 1A5)
990,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	1,013
		Series - 2005 C5 (Class C)
2,000,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	2,097
		Series - 2005 C5 (Class B)
3,144,847	g,i	Credit Suisse Mortgage Capital Certificates	0.373	04/15/22	3,110
		Series - 2007 TF2A (Class A1)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	12,777
		Series - 2006 OMA (Class D)
12,935,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	13,882
		Series - 2006 C4 (Class AM)
11,235,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	11,664
		Series - 2009 RR1 (Class A3C)
3,305,000	g	GS Mortgage Securities Corp II	2.933	06/05/31	3,286
		Series - 2012 SHOP (Class A)
2,500,000	g	GS Mortgage Securities Corp II	4.049	04/10/34	2,492
		Series - 2012 ALOH (Class B)
5,952,000	g,i	GS Mortgage Securities Corp II	4.276	04/10/34	5,832
		Series - 2012 GSMS (Class C)
5,910,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	6,309
		Series - 2010 C2 (Class B)
4,670,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	4,836
		Series - 2010 C2 (Class C)
7,505,843		GS Mortgage Securities Corp II	0.696	02/10/46	7,425
		Series - 2013 GC10 (Class A1)
23,168,091	g	GS Mortgage Securities Trust	2.059	04/10/31	22,520
		Series - 2013 G1 (Class A1)
2,393,714	i	Impac CMB Trust	0.853	02/25/36	2,153
		Series - 2004 11 (Class 2A1)
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,240,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440%	05/15/45	$1,353
		Series - 2006 LDP8 (Class AM)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.431	07/15/46	6,711
		Series - 2011 C4 (Class C)
1,965,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.140	02/15/51	2,051
		Series - 2007 C1 (Class AM)
46,918	i	JP Morgan Mortgage Trust	4.115	04/25/35	47
		Series - 2005 A2 (Class 5A1)
3,350,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	3,594
		Series - 2006 C7 (Class AM)
3,575,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	3,699
		Series - 2005 C5 (Class AJ)
31,459		MASTER Asset Securitization Trust	5.000	05/25/35	31
		Series - 2005 1 (Class 2A5)
3,729,128	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	3,948
		Series - 2005 CIP1 (Class AM)
2,205,000	i	Merrill Lynch Mortgage Trust	6.441	02/12/51	2,323
		Series - 0 C1 (Class AJA)
27,673,289		Morgan Stanley Bank of America Merrill Lynch Trust	0.825	05/15/46	27,314
		Series - 2013 C9 (Class A1)
23,650,596		Morgan Stanley Bank of America Merrill Lynch Trust	0.777	12/15/48	23,431
		Series - 2013 C8 (Class A1)
2,010,000	i	Morgan Stanley Capital I	5.478	02/12/44	2,203
		Series - 2007 HQ11 (Class AM)
3,550,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	3,413
		Series - 2011 C1 (Class D)
6,560,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	6,914
		Series - 2011 C1 (Class C)
3,075,000	i	Morgan Stanley Capital I	5.544	11/12/49	3,336
		Series - 2007 T25 (Class AM)
12,300,000	i	Morgan Stanley Capital I Trust 2006-HQ9	5.793	07/12/44	13,143
		Series - 2006 HQ9 (Class AJ)
1,120,000	g	Morgan Stanley Capital I Trust 2013-WLSR	2.695	01/11/32	1,086
		Series - 2013 WLSR (Class A)
2,278,443		Residential Accredit Loans, Inc	4.350	03/25/34	2,323
		Series - 2004 QS4 (Class A1)
13,410,410	i	Residential Accredit Loans, Inc	0.383	05/25/46	10,000
		Series - 2006 QO5 (Class 2A1)
2,995,865		RFMSI Trust	5.500	03/25/35	3,046
		Series - 2005 S2 (Class A6)
3,632,566	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	3,704
		Series - 2012 1A (Class A)
3,822,840	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	3,878
		Series - 0 2A (Class A)
25,526	i	Structured Adjustable Rate Mortgage Loan Trust	0.953	03/25/35	26
		Series - 2005 6XS (Class A3)
37,620,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	39,658
		Series - 2007 C30 (Class AM)
5,020,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	5,619
		Series - 2007 C31 (Class A5)
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660%	04/15/47	$9,120
		Series - 2007 C31 (Class AJ)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,076
		Series - 2010 C1 (Class B)
		TOTAL OTHER MORTGAGE BACKED			419,468
		TOTAL STRUCTURED ASSETS			1,264,958
		(Cost $1,278,801)

		TOTAL BONDS			13,237,962
		(Cost $13,209,110)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	2,188
1,527,061	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	6,948
		TOTAL BANKS			9,136
		TOTAL PREFERRED STOCKS			9,136
		(Cost $49,941)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 23.5%
GOVERNMENT AGENCY DEBT - 0.5%
$50,000,000	w	Federal Home Loan Bank (FHLB)	0.070	07/19/13	49,998
20,000,000	w	FHLB	0.060	08/09/13	19,999
		TOTAL GOVERNMENT AGENCY DEBT			69,997

TREASURY DEBT - 23.0%
62,300,000	w	United States Treasury Bill	0.049-0.093	07/11/13	62,299
265,800,000	w	United States Treasury Bill	0.050-0.116	07/18/13	265,788
296,400,000	w	United States Treasury Bill	0.070	07/25/13	296,380
9,000,000		United States Treasury Bill	0.071	08/01/13	8,999
7,600,000		United States Treasury Bill	0.050	08/08/13	7,600
175,700,000	w	United States Treasury Bill	0.040-0.120	08/15/13	175,679
285,500,000	w	United States Treasury Bill	0.090-0.126	08/22/13	285,461
279,000,000	w	United States Treasury Bill	0.091-0.110	09/05/13	278,990
100,000,000	w	United States Treasury Bill	0.045	09/12/13	99,996
237,800,000	w	United States Treasury Bill	0.045-0.105	09/19/13	237,781
205,800,000	w	United States Treasury Bill	0.040-0.080	09/26/13	205,783
130,000,000		United States Treasury Bill	0.040-0.053	10/10/13	129,981
104,800,000	w	United States Treasury Bill	0.050-0.066	10/17/13	104,783
49,000,000	w	United States Treasury Bill	0.078	10/24/13	48,992
312,700,000	w	United States Treasury Bill	0.056-0.075	11/07/13	312,644
142,000,000	w	United States Treasury Bill	0.088	12/12/13	141,958
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$100,000,000		United States Treasury Bill	0.095%	12/26/13	$99,952
69,000,000	w	United States Treasury Bill	0.095	03/06/14	68,950
200,000,000	w	United States Treasury Bill	0.105	04/03/14	199,831
100,000,000	w	United States Treasury Bill	0.106-0.107	05/01/14	99,899
		TOTAL TREASURY DEBT			3,131,746

		TOTAL SHORT-TERM INVESTMENTS			3,201,743
		(Cost $3,201,649)

		TOTAL INVESTMENTS - 120.7%			16,469,732
		(Cost $16,481,685)
		OTHER ASSETS & LIABILITIES, NET - (20.7)%			(2,821,878)
		NET ASSETS - 100.0%			$13,647,854

*	Non-income producing.
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2013 the aggregate value of these securities amounted to $1,737,102,000 or 12.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
346

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2013

			VALUE
PRINCIPAL		ISSUER	(000)
GOVERNMENT BONDS - 99.1%

U.S. TREASURY SECURITIES - 99.1%
	k	United States Treasury Inflation Indexed Bonds
$97,675,119		2.000%, 07/15/14	$100,834
252,608,388		1.625%, 01/15/15	262,654
244,436,234		0.500%, 04/15/15	250,528
256,556,446		1.875%, 07/15/15	272,732
237,192,445		2.000%, 01/15/16	254,741
454,479,900		0.125%, 04/15/16	466,161
224,045,330		2.500%, 07/15/16	247,658
189,694,982		2.375%, 01/15/17	210,265
493,907,444		0.125%, 04/15/17	506,757
161,229,963		2.625%, 07/15/17	182,908
175,433,920		1.625%, 01/15/18	192,031
197,673,105		0.125%, 04/15/18	202,769
168,872,742		1.375%, 07/15/18	184,441
155,423,415		2.125%, 01/15/19	175,762
196,034,400		1.875%, 07/15/19	221,013
248,726,142		1.375%, 01/15/20	270,995
291,766,196		1.250%, 07/15/20	316,931
420,892,139		1.125%, 01/15/21	450,124
398,049,150		0.625%, 07/15/21	410,799
334,915,112		0.125%, 01/15/22	328,034
391,334,400		0.125%, 07/15/22	382,499
214,584,720		0.125%, 01/15/23	208,063
328,471,649		2.375%, 01/15/25	391,292
235,288,578		2.000%, 01/15/26	271,703
221,049,270		2.375%, 01/15/27	266,140
194,137,251		1.750%, 01/15/28	217,510
198,442,683		3.625%, 04/15/28	275,417
192,681,711		2.500%, 01/15/29	237,661
213,721,338		3.875%, 04/15/29	308,026
77,635,341		3.375%, 04/15/32	109,047
100,755,226		2.125%, 02/15/40	122,449
131,034,758		2.125%, 02/15/41	159,545
233,916,703		0.750%, 02/15/42	205,920
95,579,475		0.625%, 02/15/43	80,384
		TOTAL U.S. TREASURY SECURITIES	8,743,793

		TOTAL GOVERNMENT BONDS	8,743,793
		(Cost $8,215,241)

		TOTAL INVESTMENTS - 99.1%	8,743,793
		(Cost $8,215,241)
		OTHER ASSETS AND LIABILITIES, NET - 0.9%	79,264
		NET ASSETS - 100.0%	$8,823,057
347

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

348

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2013

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.1%

MEDIA - 0.1%
$9,750,000	i	Virgin Media Investment Holdings Ltd	3.500%	06/07/20	$9,634
		TOTAL MEDIA			9,634

		TOTAL BANK LOAN OBLIGATIONS			9,634
		(Cost $9,728)

BONDS - 39.3%

CORPORATE BONDS - 14.7%

AUTOMOBILES & COMPONENTS - 0.2%
2,350,000		BorgWarner, Inc	4.625	09/15/20	2,468
10,000,000		Ford Motor Co	4.750	01/15/43	8,796
4,750,000		Johnson Controls, Inc	2.600	12/01/16	4,921
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,569
		TOTAL AUTOMOBILES & COMPONENTS			19,754

BANKS - 3.7%
6,120,000	e,g	Bank of Nova Scotia	1.450	07/26/13	6,124
9,750,000		Bank of Nova Scotia	0.750	10/09/15	9,708
14,090,000	g	Bank of Nova Scotia	1.650	10/29/15	14,363
9,800,000	g	Bank of Nova Scotia	2.150	08/03/16	10,117
9,750,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.723	02/26/16	9,765
5,000,000		BB&T Corp	3.375	09/25/13	5,033
19,500,000		BB&T Corp	2.150	03/22/17	19,532
7,375,000		BB&T Corp	1.600	08/15/17	7,212
6,200,000		BB&T Corp	2.050	06/19/18	6,110
7,000,000	e,g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,320
6,000,000		Capital One Bank USA NA	3.375	02/15/23	5,672
9,250,000	e,i	Capital One NA	0.723	03/22/16	9,188
9,250,000	e	Capital One NA	1.500	03/22/18	8,916
14,500,000	i	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	0.753	03/18/16	14,531
8,700,000	e	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	8,454
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,718
19,250,000		Discover Bank	2.000	02/21/18	18,632
10,255,000		First Niagara Financial Group, Inc	6.750	03/19/20	11,881
9,500,000	g,i	HSBC Bank plc	0.915	05/15/18	9,500
9,750,000		HSBC USA, Inc	1.625	01/16/18	9,512
9,913,000		Manufacturers & Traders Trust Co	6.625	12/04/17	11,662
19,250,000		Manufacturers & Traders Trust Co	1.450	03/07/18	18,668
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,720
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	6,247
7,450,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	7,232
349

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,750,000	g	Mizuho Corporate Bank Ltd	2.950%	10/17/22	$4,356
3,500,000	i	National City Bank	0.623	12/15/16	3,476
4,900,000		People’s United Financial, Inc	3.650	12/06/22	4,601
4,500,000	i	PNC Bank NA	0.586	01/28/16	4,485
5,000,000		PNC Funding Corp	3.625	02/08/15	5,216
4,750,000		PNC Funding Corp	2.700	09/19/16	4,944
5,000,000		PNC Funding Corp	5.125	02/08/20	5,494
14,000,000		Regions Financial Corp	2.000	05/15/18	13,234
14,750,000	i	Royal Bank of Canada	0.475	04/29/15	14,745
9,750,000		Royal Bank of Canada	0.800	10/30/15	9,736
11,500,000		Royal Bank of Canada	1.200	09/19/17	11,220
9,750,000	e	Royal Bank of Canada	1.500	01/16/18	9,526
9,750,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	9,482
14,500,000	e,g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	13,968
5,000,000	g	Standard Chartered plc	3.950	01/11/23	4,651
4,610,000	i	State Street Bank and Trust Co	0.474	12/08/15	4,595
6,744,000	e	SVB Financial Group	5.375	09/15/20	7,381
11,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	11,173
14,500,000	i	Toronto-Dominion Bank	0.826	04/30/18	14,500
3,000,000		US Bancorp	4.950	10/30/14	3,166
5,000,000		US Bancorp	2.875	11/20/14	5,146
14,500,000		US Bancorp	1.650	05/15/17	14,455
10,250,000		US Bancorp	2.950	07/15/22	9,508
3,750,000	i	US Bank NA	0.557	10/14/14	3,757
		TOTAL BANKS			439,632

CAPITAL GOODS - 0.8%
2,500,000		3M Co	6.375	02/15/28	3,105
5,000,000		Danaher Corp	1.300	06/23/14	5,035
5,000,000		Danaher Corp	2.300	06/23/16	5,170
4,340,000		Deere & Co	8.100	05/15/30	6,142
3,100,000	g	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	3,058
7,100,000	g	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	7,055
3,150,000		Masco Corp	7.125	03/15/20	3,512
5,155,000		Pall Corp	5.000	06/15/20	5,450
8,850,000		Pentair Finance S.A.	1.350	12/01/15	8,864
1,500,000		Pentair Finance S.A.	2.650	12/01/19	1,429
9,750,000		Precision Castparts Corp	0.700	12/20/15	9,693
9,250,000		Precision Castparts Corp	2.500	01/15/23	8,636
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,284
5,000,000		Timken Co	6.000	09/15/14	5,286
9,500,000	g	Turlock Corp	0.950	11/02/15	9,462
3,375,000	g	Turlock Corp	1.500	11/02/17	3,276
2,500,000	g	Turlock Corp	4.000	11/02/32	2,338
		TOTAL CAPITAL GOODS			90,795

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,000,000		Howard Hughes Medical Institute	3.450	09/01/14	5,166
4,750,000		Waste Management, Inc	2.600	09/01/16	4,906
2,730,000		Waste Management, Inc	4.600	03/01/21	2,930
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			13,002
350

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
CONSUMER DURABLES & APPAREL - 0.1%
$1,450,000		Mohawk Industries, Inc	3.850%	02/01/23	$1,391
1,100,000		Whirlpool Corp	8.600	05/01/14	1,168
2,215,000	e	Whirlpool Corp	3.700	03/01/23	2,123
4,175,000		Whirlpool Corp	5.150	03/01/43	3,952
		TOTAL CONSUMER DURABLES & APPAREL			8,634

CONSUMER SERVICES - 0.2%
4,000,000		American National Red Cross	5.567	11/15/17	4,178
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,180
1,250,000		McDonald’s Corp	5.000	02/01/19	1,429
7,550,000		Nature Conservancy	6.300	07/01/19	8,787
5,145,000		Salvation Army	5.637	09/01/26	5,536
2,275,000	g,h	Service Corp International	5.375	01/15/22	2,269
		TOTAL CONSUMER SERVICES			27,379

DIVERSIFIED FINANCIALS - 2.1%
5,000,000	i	American Express Centurion Bank	0.725	11/13/15	5,004
1,675,000		American Express Co	7.000	03/19/18	2,015
6,975,000		American Express Co	1.550	05/22/18	6,771
9,500,000		American Express Credit Corp	2.375	03/24/17	9,698
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,185
4,750,000		Bank of New York Mellon Corp	1.200	02/20/15	4,788
5,000,000		Bank of New York Mellon Corp	2.950	06/18/15	5,206
19,750,000	i	Bank of New York Mellon Corp	0.506	10/23/15	19,728
5,450,000	i	Bank of New York Mellon Corp	1.969	06/20/17	5,482
19,750,000	e	Bank of New York Mellon Corp	1.300	01/25/18	19,198
14,250,000	i	Bank of New York Mellon Corp	0.714	03/06/18	14,211
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,090
2,850,000		BlackRock, Inc	1.375	06/01/15	2,888
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,165
14,750,000	e,g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	14,865
4,750,000	i	Capital One Financial Corp	1.427	07/15/14	4,790
6,500,000		Capital One Financial Corp	2.125	07/15/14	6,576
9,000,000		Capital One Financial Corp	2.150	03/23/15	9,142
9,250,000	i	Capital One Financial Corp	0.913	11/06/15	9,225
8,972,000		Capital One Financial Corp	3.150	07/15/16	9,319
375,000		Discover Financial Services	5.200	04/27/22	387
5,000,000		Ford Motor Credit Co LLC	3.875	01/15/15	5,154
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	6,396
11,000,000	i	Ford Motor Credit Co LLC	1.525	05/09/16	11,077
9,000,000	e	Ford Motor Credit Co LLC	2.375	01/16/18	8,666
8,600,000		Ford Motor Credit Co LLC	5.000	05/15/18	9,171
5,000,000		John Deere Capital Corp	1.250	12/02/14	5,048
4,725,000		John Deere Capital Corp	0.875	04/17/15	4,745
7,000,000	e	John Deere Capital Corp	0.700	09/04/15	6,988
4,155,000		John Deere Capital Corp	2.250	06/07/16	4,287
6,100,000		Northern Trust Corp	4.625	05/01/14	6,310
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	9,702
3,000,000		State Street Corp	4.300	05/30/14	3,106
351

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,900,000	e	State Street Corp	1.350%	05/15/18	$8,648
8,300,000		State Street Corp	3.100	05/15/23	7,774
		TOTAL DIVERSIFIED FINANCIALS			258,805

ENERGY - 0.7%
4,450,000		Apache Corp	1.750	04/15/17	4,456
5,000,000		Apache Corp	4.750	04/15/43	4,743
4,145,000		Continental Resources, Inc	5.000	09/15/22	4,218
2,500,000		Devon Energy Corp	6.300	01/15/19	2,897
5,000,000		EOG Resources, Inc	2.950	06/01/15	5,207
3,000,000		EOG Resources, Inc	4.100	02/01/21	3,187
3,000,000		Hess Corp	5.600	02/15/41	3,078
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,754
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	2,947
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,148
9,886,000		Noble Holding International Ltd	2.500	03/15/17	9,888
2,150,000	e	Noble Holding International Ltd	3.950	03/15/22	2,104
6,975,000		Statoil ASA	1.200	01/17/18	6,784
9,000,000	i	Statoil ASA	0.565	05/15/18	9,004
9,500,000	e	Statoil ASA	2.650	01/15/24	8,810
3,000,000		Statoil ASA	3.950	05/15/43	2,713
6,175,000	e	Weatherford International Ltd	4.500	04/15/22	6,105
		TOTAL ENERGY			81,043

FOOD & STAPLES RETAILING - 0.1%
4,750,000		Kroger Co	2.200	01/15/17	4,769
7,250,000		Safeway, Inc	3.400	12/01/16	7,557
		TOTAL FOOD & STAPLES RETAILING			12,326

FOOD, BEVERAGE & TOBACCO - 0.3%
9,250,000		ConAgra Foods, Inc	4.650	01/25/43	8,569
3,500,000	i	General Mills, Inc	0.576	01/29/16	3,496
1,600,000	g	HJ Heinz Finance Co	7.125	08/01/39	1,696
2,500,000		Kellogg Co	4.150	11/15/19	2,684
4,900,000		Kellogg Co	4.000	12/15/20	5,159
7,250,000	i	PepsiCo, Inc	0.483	02/26/16	7,261
5,000,000		PepsiCo, Inc	1.250	08/13/17	4,893
428,000		PepsiCo, Inc	7.900	11/01/18	548
		TOTAL FOOD, BEVERAGE & TOBACCO			34,306

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,509
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,394
4,750,000		Becton Dickinson and Co	1.750	11/08/16	4,832
3,500,000		Medtronic, Inc	4.750	09/15/15	3,797
2,500,000		Medtronic, Inc	6.500	03/15/39	3,125
5,000,000		Providence Health & Services	5.050	10/01/14	5,257
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			23,914
352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
$3,750,000		Clorox Co	3.800%	11/15/21	$3,796
4,500,000		Colgate-Palmolive Co	2.300	05/03/22	4,251
5,725,000		Ecolab, Inc	1.450	12/08/17	5,560
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			13,607

INSURANCE - 0.5%
2,000,000		Aetna, Inc	1.500	11/15/17	1,942
4,750,000	i	Berkshire Hathaway, Inc	0.975	08/15/14	4,768
4,750,000		Berkshire Hathaway, Inc	2.200	08/15/16	4,905
7,275,000		Berkshire Hathaway, Inc	1.900	01/31/17	7,352
9,150,000		Markel Corp	5.000	03/30/43	8,636
3,400,000		Principal Financial Group, Inc	1.850	11/15/17	3,339
2,500,000	g	Principal Life Global Funding I	5.125	10/15/13	2,533
3,100,000		Progressive Corp	3.750	08/23/21	3,159
19,950,000	i	Prudential Financial, Inc	5.200	03/15/44	18,853
3,750,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	3,299
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,382
		TOTAL INSURANCE			61,168

MATERIALS - 0.6%
3,335,000		Air Products & Chemicals, Inc	4.375	08/21/19	3,694
1,000,000	e	Ball Corp	6.750	09/15/20	1,078
2,275,000		Ball Corp	5.000	03/15/22	2,264
8,930,000		Ball Corp	4.000	11/15/23	8,260
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,745
5,750,000		Domtar Corp	4.400	04/01/22	5,576
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,580
2,835,000		International Paper Co	5.300	04/01/15	3,029
2,650,000		International Paper Co	7.300	11/15/39	3,180
5,000,000		International Paper Co	6.000	11/15/41	5,319
5,000,000		MeadWestvaco Corp	7.375	09/01/19	5,915
5,000,000		Praxair, Inc	4.375	03/31/14	5,137
2,500,000		Praxair, Inc	5.250	11/15/14	2,658
4,750,000		Praxair, Inc	1.050	11/07/17	4,584
4,000,000		Praxair, Inc	2.450	02/15/22	3,770
2,850,000		Rock Tenn Co	3.500	03/01/20	2,789
2,850,000		Rock Tenn Co	4.000	03/01/23	2,746
8,000,000		Sherwin-Williams Co	1.350	12/15/17	7,782
		TOTAL MATERIALS			75,106

MEDIA - 0.2%
4,450,000		Discovery Communications LLC	3.300	05/15/22	4,255
2,825,000		Discovery Communications LLC	4.950	05/15/42	2,645
3,500,000		Time Warner Cable, Inc	3.500	02/01/15	3,602
3,200,000		Time Warner Cable, Inc	8.750	02/14/19	3,928
3,900,000		Time Warner Cable, Inc	8.250	04/01/19	4,696
3,500,000		Time Warner Cable, Inc	6.550	05/01/37	3,505
8,000,000	e	Time Warner Cable, Inc	4.500	09/15/42	6,204
		TOTAL MEDIA			28,835
353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
$9,500,000	g,i	AbbVie, Inc	1.033%	11/06/15	$9,591
11,425,000	g	AbbVie, Inc	1.750	11/06/17	11,193
2,695,000	e	Bristol-Myers Squibb Co	3.250	08/01/42	2,171
2,250,000		Gilead Sciences, Inc	4.400	12/01/21	2,416
10,000,000	i	Johnson & Johnson	0.365	05/15/14	10,013
4,600,000		Johnson & Johnson	2.150	05/15/16	4,763
4,600,000		Johnson & Johnson	4.500	09/01/40	4,719
8,080,000		Life Technologies Corp	3.500	01/15/16	8,410
5,000,000		Merck & Co, Inc	2.250	01/15/16	5,166
9,500,000	i	Merck & Co, Inc	0.634	05/18/18	9,482
2,400,000		Merck & Co, Inc	4.150	05/18/43	2,286
4,750,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	4,696
5,750,000	g,h	VPII Escrow Corp	6.750	08/15/18	5,894
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			80,800

REAL ESTATE - 0.7%
3,500,000		Boston Properties LP	3.125	09/01/23	3,233
8,907,000		Equity One, Inc	3.750	11/15/22	8,382
16,111,000		Federal Realty Investment Trust	5.950	08/15/14	16,977
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,607
5,500,000		Federal Realty Investment Trust	3.000	08/01/22	5,166
8,975,000		Federal Realty Investment Trust	2.750	06/01/23	8,134
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,685
5,675,000		Healthcare Realty Trust, Inc	3.750	04/15/23	5,286
2,500,000		Kilroy Realty Corp	5.000	11/03/15	2,694
10,050,000		Kilroy Realty LP	3.800	01/15/23	9,414
1,673,000		Simon Property Group LP	6.750	05/15/14	1,734
3,125,000		Simon Property Group LP	2.800	01/30/17	3,217
9,500,000	g	Simon Property Group LP	1.500	02/01/18	9,150
6,150,000		Ventas Realty LP	2.000	02/15/18	5,953
2,400,000		Ventas Realty LP	3.250	08/15/22	2,228
		TOTAL REAL ESTATE			86,860

RETAILING - 0.1%
5,000,000		AutoZone, Inc	5.750	01/15/15	5,366
7,536,000		O’Reilly Automotive, Inc	3.800	09/01/22	7,428
		TOTAL RETAILING			12,794

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
5,425,000		Intel Corp	1.350	12/15/17	5,309
7,500,000		Texas Instruments, Inc	2.375	05/16/16	7,775
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			13,084

SOFTWARE & SERVICES - 0.2%
5,000,000		Adobe Systems, Inc	3.250	02/01/15	5,181
9,750,000		International Business Machines Corp	0.550	02/06/15	9,742
5,250,000		International Business Machines Corp	1.250	02/06/17	5,193
		TOTAL SOFTWARE & SERVICES			20,116
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
$3,375,000		CC Holdings GS V LLC	2.381%	12/15/17	$3,322
5,000,000		Xerox Corp	8.250	05/15/14	5,312
9,750,000	i	Xerox Corp	1.094	05/16/14	9,743
4,000,000		Xerox Corp	2.950	03/15/17	4,033
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			22,410

TELECOMMUNICATION SERVICES - 0.3%
5,000,000		American Tower Corp	4.700	03/15/22	5,043
4,225,000		American Tower Corp	3.500	01/31/23	3,869
4,500,000		CenturyLink, Inc	5.625	04/01/20	4,545
425,000	e	Frontier Communications Corp	7.125	01/15/23	423
3,235,000		Sprint Nextel Corp	6.000	12/01/16	3,413
9,750,000	i	Vodafone Group plc	0.659	02/19/16	9,757
9,750,000		Vodafone Group plc	1.500	02/19/18	9,333
2,300,000		Windstream Corp	6.375	08/01/23	2,150
		TOTAL TELECOMMUNICATION SERVICES			38,533

TRANSPORTATION - 0.6%
4,600,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	4,650
2,100,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	2,095
8,550,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	7,849
6,500,000		CSX Corp	4.750	05/30/42	6,217
4,225,000		GATX Corp	3.900	03/30/23	4,125
7,000,000		Hawaiian Airlines Pass Through Certificates	3.900	01/15/26	6,685
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,781
5,000,000		Norfolk Southern Corp	3.250	12/01/21	4,971
12,775,000		Norfolk Southern Corp	3.000	04/01/22	12,336
6,894,000		Norfolk Southern Corp	2.903	02/15/23	6,502
475,000		Norfolk Southern Corp	5.590	05/17/25	536
6,425,000	g	Sydney Airport Finance Co Pty Ltd	3.900	03/22/23	6,062
1,360,000	i	United Parcel Service of America, Inc (Step Bond 8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	1,907
3,650,000		United Parcel Service, Inc	1.125	10/01/17	3,571
		TOTAL TRANSPORTATION			70,287

UTILITIES - 2.0%
7,850,000		American Water Capital Corp	6.085	10/15/17	9,054
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,729
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,615
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,396
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,286
2,254,413	g	Great River Energy	5.829	07/01/17	2,446
5,000,000		Idaho Power Co	5.500	04/01/33	5,588
2,500,000		Idaho Power Co	6.250	10/15/37	3,105
7,500,000	g	International Transmission Co	4.450	07/15/13	7,509
7,900,000		ITC Holdings Corp	4.050	07/01/23	7,914
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$14,500,000		ITC Holdings Corp	5.300%	07/01/43	$14,637
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	8,354
9,500,000		Nevada Power Co	5.875	01/15/15	10,181
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	8,728
14,150,000		NiSource Finance Corp	4.800	02/15/44	12,813
10,000,000	i	Northeast Utilities	1.022	09/20/13	10,014
6,000,000		Northeast Utilities	1.450	05/01/18	5,824
12,000,000		Northeast Utilities	2.800	05/01/23	11,213
9,750,000		Northern States Power Co	2.600	05/15/23	9,180
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,722
14,500,000	i	NSTAR Electric Co	0.514	05/17/16	14,492
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,448
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	4,093
3,000,000		Pepco Holdings, Inc	2.700	10/01/15	3,086
630,000		Public Service Co of Colorado	4.750	08/15/41	651
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,528
620,000		San Diego Gas & Electric Co	6.000	06/01/39	763
10,000,000		Sempra Energy	2.300	04/01/17	10,128
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,546
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,220
12,150,000	g	Texas Eastern Transmission LP	2.800	10/15/22	11,299
17,250,000	g	Topaz Solar Farms LLC	4.875	09/30/39	16,483
14,500,000	g	Topaz Solar Farms LLC	5.750	09/30/39	14,880
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,519
		TOTAL UTILITIES			240,444

		TOTAL CORPORATE BONDS			1,773,634
		(Cost $1,771,864)

GOVERNMENT BONDS 23.0%

AGENCY SECURITIES - 3.8%
7,018,863		Cal Dive I- Title XI, Inc	4.930	02/01/27	7,690
7,533,301		COP I LLC	3.613	12/05/21	8,071
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	6,314
4,635,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	4,722
5,000,000		FHLMC	1.000	09/29/17	4,940
6,000,000		Federal National Mortgage Association (FNMA)	1.250	08/20/13	6,009
3,000,000		FNMA	2.500	05/15/14	3,060
10,000,000		FNMA	2.625	11/20/14	10,325
6,400,000		FNMA	1.125	04/27/17	6,378
1,096,000	j	Government Trust Certificate	0.000	04/01/19	972
5,000,000	j	Government Trust Certificate	0.000	04/01/21	3,951
2,800,000	j	Overseas Private Investment Corp (OPIC)	0.000	07/12/14	2,823
3,850,000	j	OPIC	0.000	07/12/14	4,109
4,700,000	j	OPIC	0.000	07/12/14	5,397
2,750,000	j	OPIC	0.000	04/30/15	2,762
14,500,000	j	OPIC	0.000	11/17/16	14,660
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$12,750,000	j	OPIC	0.000%	11/17/16	$13,427
3,000,000		OPIC	1.900	04/30/18	3,082
12,000,000		OPIC	1.030	04/15/19	12,007
2,357,143		OPIC	1.300	06/15/19	2,349
3,489,584		OPIC	5.142	12/15/23	3,928
5,983,714		OPIC	2.290	09/15/26	5,885
3,286,174		OPIC	2.040	12/15/26	3,266
8,412,564		OPIC	4.440	02/27/27	9,357
2,500,000		OPIC	2.610	04/15/30	2,402
4,750,000		OPIC	2.930	05/15/30	4,591
7,850,000		OPIC	3.040	05/15/30	7,657
5,000,000		OPIC	3.430	05/15/30	5,033
4,750,000		OPIC	4.010	05/15/30	5,012
4,625,000		OPIC	2.310	11/15/30	4,353
1,050,000		Private Export Funding Corp (PEFCO)	4.550	05/15/15	1,132
9,750,000		PEFCO	2.125	07/15/16	10,142
16,750,000		PEFCO	1.375	02/15/17	16,902
8,000,000		PEFCO	2.250	12/15/17	8,277
5,000,000		PEFCO	4.375	03/15/19	5,530
14,000,000		PEFCO	1.450	08/15/19	13,361
17,500,000		PEFCO	4.300	12/15/21	19,282
20,000,000		PEFCO	2.050	11/15/22	18,521
750,000		United States Department of Housing and Urban Development (HUD)	2.050	08/01/19	745
1,500,000		HUD	5.050	08/01/13	1,506
9,000,000		HUD	5.190	08/01/14	9,479
1,900,000		HUD	2.200	08/01/15	1,970
5,250,000		HUD	4.330	08/01/15	5,667
3,894,000		HUD	2.910	08/01/17	4,137
8,000,000		HUD	4.560	08/01/17	8,954
10,750,000		HUD	1.770	08/01/18	10,770
5,007,000		HUD	5.380	08/01/18	5,642
13,967,000		HUD	4.960	08/01/20	16,268
13,500,000		HUD	5.050	08/01/21	15,680
7,325,749		Gate Capital Cayman Two	3.550	06/11/21	7,825
10,500,000	i	India Government AID Bond	0.374	02/01/27	10,242
4,500,000	i	KE Export Leasing 2011-II LLC	0.490	05/19/24	4,491
4,401,949	i	KE Export Leasing 2013-A LLC	0.503	02/28/25	4,385
6,129,370	i	KE Export Leasing LLC	0.523	02/25/25	6,108
9,435,000		Lutheran Medical Center	1.982	02/20/30	8,956
4,590,000	g	Montefiore Medical Center	3.896	05/20/27	4,807
846,654		National Credit Union Administration	1.840	10/07/20	849
5,604,868		Premier Aircraft Leasing	3.576	02/06/22	5,996
3,841,543		Tayarra Ltd	3.628	02/15/22	4,117
3,750,167		Tricahue Leasing LLC	3.503	11/19/21	4,000
31,044,000		Tunisia Government AID Bonds	1.686	07/16/19	30,186
10,000,000		Ulani MSN 35940 LLC	2.227	05/16/25	9,845
4,900,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	5,095
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,959,719		VRG Linhas Aereas S.A.	1.000%	06/30/14	$5,984
		TOTAL AGENCY SECURITIES			461,383

FOREIGN GOVERNMENT BONDS - 4.3%
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,731
6,300,000		Canada Government International Bond	0.875	02/14/17	6,269
9,318,469	g,m	Carpintero Finance Ltd	2.004	09/18/24	9,214
9,000,000	g	Carpintero Finance Ltd	2.581	11/11/24	8,929
24,750,000		Council of Europe Development Bank	1.500	01/15/15	25,135
14,250,000	e	Council of Europe Development Bank	1.000	03/07/18	13,791
2,000,000		European Investment Bank	4.875	02/15/36	2,242
18,175,000		Export-Import Bank of Korea	1.750	02/27/18	17,125
9,750,000		FMS Wertmanagement AoeR	1.000	11/21/17	9,526
14,500,000		Hydro Quebec	2.000	06/30/16	14,916
10,200,000		Hydro Quebec	1.375	06/19/17	10,165
6,082,000		Hydro Quebec	8.400	01/15/22	8,265
14,000,000		International Bank for Reconstruction & Development	2.000	12/04/13	14,095
10,550,000		International Bank for Reconstruction & Development	0.500	12/16/13	10,556
55,210,000		International Finance Corp	2.250	04/28/14	56,056
24,500,000		International Finance Corp	0.500	05/15/15	24,526
24,000,000		International Finance Corp	0.500	05/16/16	23,837
29,000,000	g,i	International Finance Facility for Immunisation	0.469	07/05/16	28,977
2,850,000		Italy Government International Bond	5.375	06/12/17	3,099
10,000,000		KFW	2.625	01/25/22	9,960
3,145,000	g	National Bank of Canada	1.650	01/30/14	3,166
7,500,000	g	National Bank of Canada	2.200	10/19/16	7,746
25,425,000		North American Development Bank	2.400	10/26/22	23,454
17,500,000	e,g	Province of Alberta Canada	1.000	06/21/17	17,370
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,181
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,133
15,250,000		Province of Manitoba Canada	1.750	05/30/19	14,911
19,500,000		Province of Manitoba Canada	2.100	09/06/22	18,117
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,400
5,000,000		Province of Nova Scotia Canada	2.375	07/21/15	5,163
8,100,000		Province of Ontario Canada	2.950	02/05/15	8,407
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,825
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,555
9,500,000		Province of Ontario Canada	1.200	02/14/18	9,235
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,544
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,521
10,000,000	e	Province of Quebec Canada	2.750	08/25/21	9,822
14,500,000		Province of Quebec Canada	2.625	02/13/23	13,600
5,000,000		Province of Quebec Canada	7.500	09/15/29	6,868
		TOTAL FOREIGN GOVERNMENT BONDS			517,432

MORTGAGE BACKED - 9.0%
1,349,687	i	Federal Home Loan Mortgage Corp (FHLMC)	2.439	02/01/36	1,439
3,072,000	i	FHLMC	2.701	07/01/36	3,276
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,916,330	i	FHLMC	2.399%	09/01/36	$4,182
921,958	i	FHLMC	2.598	09/01/36	984
894,661	i	FHLMC	5.803	02/01/37	968
3,429,751	i	FHLMC	2.734	03/01/37	3,658
1,618,866	i	FHLMC	6.021	04/01/37	1,752
1,628,200	i	FHLMC	3.034	08/01/37	1,723
2,580,722	i	FHLMC	1.828	09/01/37	2,697
2,153,095		FHLMC	3.000	08/15/42	1,800
9,000,000	h	FHLMC	4.000	07/15/43	9,359
10,000,000	h	FHLMC	3.500	08/15/43	10,100
96,292		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	102
180,622		FGLMC	6.000	12/01/17	194
1,427,006		FGLMC	4.500	10/01/18	1,499
1,563,000		FGLMC	4.500	11/01/18	1,641
1,874,983		FGLMC	4.500	11/01/18	1,969
2,586,968		FGLMC	4.500	01/01/19	2,762
966,484		FGLMC	5.500	01/01/19	1,045
850,421		FGLMC	5.000	02/01/19	899
376,835		FGLMC	4.500	01/01/20	397
116,096		FGLMC	4.500	07/01/20	124
130,960		FGLMC	7.000	10/01/20	143
2,998,023		FGLMC	4.500	06/01/21	3,158
884,895		FGLMC	4.500	06/01/21	932
461,707		FGLMC	4.500	03/01/23	485
374,626		FGLMC	5.000	04/01/23	401
11,856		FGLMC	7.000	05/01/23	14
1,387,612		FGLMC	4.000	07/01/24	1,454
447,449		FGLMC	4.500	09/01/24	471
27,798		FGLMC	8.000	01/01/31	32
950,588		FGLMC	4.500	07/01/33	1,004
1,691,722		FGLMC	5.500	09/01/33	1,849
1,712,196		FGLMC	5.500	09/01/33	1,898
2,729,054		FGLMC	5.500	12/01/33	2,962
5,336,991		FGLMC	7.000	12/01/33	6,207
813,632		FGLMC	6.000	09/01/34	895
406,356		FGLMC	5.500	12/01/34	437
493,905		FGLMC	6.000	05/01/35	542
665,476		FGLMC	6.000	05/01/35	733
194,548		FGLMC	6.000	05/01/35	213
603,222		FGLMC	6.000	05/01/35	665
1,036,549		FGLMC	6.000	05/01/35	1,138
105,351		FGLMC	6.000	05/01/35	115
2,116,856		FGLMC	7.000	05/01/35	2,462
629,998		FGLMC	5.500	06/01/35	682
1,075,892		FGLMC	6.000	08/01/35	1,179
361,472		FGLMC	4.500	09/01/35	381
332,591		FGLMC	5.000	10/01/35	356
217,128		FGLMC	4.500	12/01/35	229
341,309		FGLMC	5.000	02/01/36	365
24,316		FGLMC	6.500	05/01/36	27
604,177		FGLMC	6.500	10/01/36	679
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$869,534		FGLMC	6.000%	09/01/37	$952
697,468		FGLMC	6.500	11/01/37	784
2,221,393		FGLMC	6.000	02/01/38	2,459
403,078		FGLMC	6.000	11/01/38	437
539,416		FGLMC	4.500	05/01/39	568
1,406,436		FGLMC	5.000	07/01/39	1,501
4,611,726		FGLMC	6.000	07/01/39	5,094
4,790,500		FGLMC	4.500	11/01/40	5,226
5,463,806		FGLMC	4.500	12/01/40	5,944
2,491,922		Federal National Mortgage Association (FNMA)	4.440	07/01/13	2,492
877,197		FNMA	4.007	08/01/13	877
1,025,236		FNMA	4.629	05/01/14	1,042
3,848,419		FNMA	4.265	06/01/14	3,915
2,791,545		FNMA	4.530	10/01/14	2,875
1,764		FNMA	8.500	11/01/14	2
49,882		FNMA	6.500	10/01/16	52
299,050		FNMA	6.500	04/01/17	320
599,613		FNMA	5.000	12/01/17	640
114,540		FNMA	6.500	02/01/18	123
128,568		FNMA	5.500	04/01/18	136
24,749		FNMA	5.500	05/01/18	26
2,114,329		FNMA	5.500	11/01/18	2,241
1,423,613		FNMA	5.000	12/01/18	1,521
1,353,056		FNMA	5.000	01/01/19	1,467
131,863		FNMA	6.000	01/01/19	143
142,426		FNMA	6.000	02/01/19	155
445,089		FNMA	4.000	02/25/19	470
49,392		FNMA	4.500	03/01/19	52
228,696		FNMA	4.500	05/01/19	243
380,280		FNMA	4.500	06/01/19	404
438,510		FNMA	5.000	03/01/20	468
194,533		FNMA	4.500	11/01/20	207
384,974		FNMA	5.000	12/01/20	410
703,373		FNMA	5.000	03/01/21	751
1,384,985		FNMA	5.500	08/01/21	1,492
483,316		FNMA	4.500	03/01/23	513
23,446		FNMA	8.000	03/01/23	27
1,350,627		FNMA	5.000	07/01/23	1,448
75,410		FNMA	5.000	01/01/24	82
240,578		FNMA	5.500	02/01/24	263
761,899		FNMA	4.000	05/01/24	803
48,676		FNMA	8.000	07/01/24	57
1,052,393		FNMA	4.500	08/01/24	1,117
4,143,550		FNMA	4.000	09/01/24	4,381
6,741,196		FNMA	3.000	05/01/27	6,962
27,000,000	h	FNMA	2.500	07/25/28	27,156
29,000,000	g,h	FNMA	3.000	07/25/28	29,829
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$13,000,000	h	FNMA	4.000%	07/25/28	$13,702
8,000,000	h	FNMA	4.500	07/25/28	8,481
774,199		FNMA	6.500	07/01/32	867
105,676		FNMA	5.000	02/01/33	114
1,119,078		FNMA	4.500	03/25/33	1,166
645,911		FNMA	5.500	07/01/33	722
569,146		FNMA	4.500	08/01/33	604
418,806		FNMA	5.000	08/01/33	453
199,833		FNMA	4.500	09/01/33	215
343,646		FNMA	5.000	10/01/33	372
506,480		FNMA	5.000	10/01/33	548
984,060		FNMA	5.000	11/01/33	1,098
1,463,341		FNMA	5.500	11/01/33	1,635
1,156,931		FNMA	5.500	11/01/33	1,292
933,945		FNMA	5.500	11/01/33	1,044
857,853		FNMA	5.500	11/01/33	959
1,196,287		FNMA	5.500	11/01/33	1,336
281,645		FNMA	5.500	12/01/33	308
143,285		FNMA	5.500	12/01/33	158
88,811		FNMA	7.000	01/01/34	97
120,580		FNMA	5.000	03/01/34	130
392,323		FNMA	5.000	03/01/34	424
170,449		FNMA	5.000	03/01/34	184
147,750		FNMA	5.000	03/01/34	160
1,224,159		FNMA	5.000	04/01/34	1,322
14,700		FNMA	4.500	05/01/34	16
317,984		FNMA	4.500	05/01/34	337
14,216		FNMA	4.500	05/01/34	15
19,320		FNMA	4.500	06/01/34	20
82,473		FNMA	4.500	06/01/34	87
15,039		FNMA	4.500	06/01/34	16
17,468		FNMA	4.500	06/01/34	19
15,816		FNMA	4.500	07/01/34	17
36,123		FNMA	4.500	07/01/34	38
90,744		FNMA	4.500	07/01/34	96
592,749		FNMA	4.500	08/01/34	628
15,064		FNMA	4.500	08/01/34	16
25,676		FNMA	4.500	09/01/34	27
334,555		FNMA	6.000	12/01/34	372
683,456		FNMA	5.500	01/01/35	749
4,436,002		FNMA	5.500	01/01/35	4,957
183,084		FNMA	5.500	03/01/35	199
547,433		FNMA	5.500	04/01/35	603
605,280		FNMA	5.500	04/01/35	662
459,331		FNMA	5.500	04/01/35	506
170,731		FNMA	5.500	05/01/35	185
1,292,965		FNMA	5.500	05/01/35	1,423
169,983		FNMA	5.500	05/01/35	184
1,304,717		FNMA	6.000	05/01/35	1,451
956,920		FNMA	5.500	06/01/35	1,069
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,104,129		FNMA	5.500%	06/01/35	$1,233
1,614,639		FNMA	5.500	06/01/35	1,804
36,137		FNMA	7.500	06/01/35	40
358,293		FNMA	6.000	07/01/35	394
691,063		FNMA	4.500	08/01/35	731
1,593,820		FNMA	5.000	08/01/35	1,716
6,144,596		FNMA	4.000	10/01/35	6,474
3,607,872		FNMA	5.500	10/01/35	3,973
636,185	i	FNMA	2.515	02/01/36	678
842,149		FNMA	6.500	02/01/36	952
255,430		FNMA	6.500	02/01/36	278
1,151,083		FNMA	6.000	03/01/36	1,253
974,424	i	FNMA	2.760	07/01/36	1,047
996,923		FNMA	6.500	09/01/36	1,110
656,767		FNMA	6.000	12/01/36	715
4,886,889	i	FNMA	5.884	01/01/37	5,269
464,972		FNMA	7.000	02/01/37	541
1,551,024		FNMA	6.500	03/01/37	1,729
477,168		FNMA	7.000	04/01/37	555
467,845		FNMA	6.500	08/01/37	520
285,649		FNMA	6.500	08/01/37	318
1,009,422		FNMA	6.000	09/01/37	1,099
1,431,924		FNMA	6.000	09/01/37	1,604
1,517,903		FNMA	6.000	09/01/37	1,698
1,026,325		FNMA	6.000	09/01/37	1,151
110,636		FNMA	6.500	09/01/37	123
286,417		FNMA	6.500	09/01/37	319
611,436		FNMA	6.500	09/01/37	672
298,135		FNMA	6.500	09/01/37	343
515,939	i	FNMA	2.479	10/01/37	551
472,574		FNMA	7.000	11/01/37	550
68,670		FNMA	6.500	01/01/38	77
23,160		FNMA	6.500	02/01/38	26
68,755		FNMA	6.500	03/01/38	77
41,089		FNMA	6.500	03/01/38	44
448,485		FNMA	6.500	03/01/38	497
841,386	i	FNMA	4.918	10/01/38	909
991,338		FNMA	4.500	01/01/39	1,049
668,137		FNMA	5.500	01/01/39	725
571,641		FNMA	6.000	01/01/39	621
767,993		FNMA	6.000	01/01/39	835
1,380,185		FNMA	4.500	02/01/39	1,460
2,552,969		FNMA	4.000	04/01/39	2,679
2,054,948		FNMA	4.500	04/01/39	2,174
1,848,805		FNMA	4.500	08/01/39	1,956
3,771,097		FNMA	5.500	08/01/39	4,150
5,124,979		FNMA	4.000	11/01/40	5,342
2,936,802		FNMA	3.500	10/01/42	2,987
79,000,000	h	FNMA	3.000	07/25/43	77,185
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$158,000,000	h	FNMA	3.500%	07/25/43	$160,395
44,000,000	h	FNMA	4.000	07/25/43	45,837
81,000,000	h	FNMA	4.500	07/25/43	85,708
50,000,000	h	FNMA	5.000	07/25/43	53,809
38,000,000	h	FNMA	5.500	07/25/43	41,272
40,000,000	h	FNMA	4.000	08/25/43	41,583
31,643		Government National Mortgage Association (GNMA)	9.000	12/15/17	35
5,868,721		GNMA	2.300	10/15/19	6,033
21,317		GNMA	8.000	06/15/22	24
10,128		GNMA	6.500	08/15/23	10
26,431		GNMA	6.500	08/15/23	30
150,727		GNMA	6.500	05/20/31	176
474,574		GNMA	5.500	07/15/33	523
269,626		GNMA	6.000	10/20/36	299
280,763		GNMA	6.000	01/20/37	310
1,007,372		GNMA	5.500	02/15/37	1,098
1,484,984		GNMA	6.000	02/20/37	1,646
723,235		GNMA	5.000	04/15/38	781
621,167		GNMA	6.000	08/15/38	690
570,091		GNMA	6.000	08/20/38	630
1,051,756		GNMA	6.500	11/20/38	1,183
2,760,761		GNMA	4.500	07/20/39	2,959
878,884		GNMA	5.000	07/20/39	961
1,027,863		GNMA	4.000	08/15/39	1,079
56,000,000	h	GNMA	3.000	07/15/43	55,361
82,000,000	h	GNMA	3.500	07/15/43	84,114
22,000,000	h	GNMA	4.000	07/15/43	23,059
37,000,000	h	GNMA	4.500	07/15/43	39,259
10,000,000	h	GNMA	6.000	07/15/43	11,094
11,000,000	h	GNMA	3.500	07/20/43	11,289
18,000,000	h	GNMA	5.000	07/20/43	19,479
		TOTAL MORTGAGE BACKED			1,086,847

MUNICIPAL BONDS - 3.0%
6,520,000		American Municipal Power	6.270	02/15/50	6,942
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	4,723
1,090,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	1,075
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,639
3,325,000		Bay Area Water Supply & Conservation Agency	2.735	10/01/22	3,183
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,500
3,000,000		Broward County FL Water & Sewer Utility Revenue	1.350	10/01/16	2,935
1,410,000		Broward County FL Water & Sewer Utility Revenue	1.910	10/01/18	1,354
6,165,000		California Pollution Control Financing Authority	5.000	07/01/27	6,209
8,020,000		California Pollution Control Financing Authority	5.000	07/01/37	7,802
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,651
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,528
1,400,000		Chelan County Public Utility District No	1.398	07/01/14	1,411
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,300,000		Chelan County Public Utility District No	1.867%	07/01/15	$2,339
5,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	5,829
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,407
4,000,000		City of Dallas, TX	5.078	02/15/22	4,460
1,500,000		City of Dallas, TX	5.195	02/15/35	1,605
850,000		City of Eugene, OR	6.320	08/01/22	929
260,000		City of Jersey City NJ	0.942	09/01/14	260
1,615,000		City of Jersey City NJ	1.192	09/01/15	1,609
2,200,000		City of Jersey City NJ	1.509	09/01/16	2,179
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,146
500,000		City of Jersey City NJ	2.079	09/01/18	486
925,000		City of Jersey City NJ	2.423	09/01/19	893
5,000,000		City of New York, NY	4.500	06/01/15	5,173
4,500,000		City of Seattle WA Municipal Light & Power Revenue	3.500	06/01/30	4,242
1,000,000		Commonwealth Financing Authority	1.159	06/01/16	993
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	961
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,102
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,205
24,000,000		Commonwealth of Massachusetts	5.000	08/01/33	25,969
5,000,000		Commonwealth of Massachusetts	5.456	12/01/39	5,524
1,435,000		County of Mercer, NJ	5.380	02/01/17	1,484
4,000,000		Dallas County Hospital District	5.621	08/15/44	4,603
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,796
7,005,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	7,480
500,000		Florida Governmental Utility Authority	2.000	10/01/16	495
9,750,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	9,653
8,875,000	j	Garden State Preservation Trust	0.000	11/01/22	6,741
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,198
4,135,000		Greene County OH	2.720	12/01/21	3,965
3,240,000		Greene County OH	2.970	12/01/22	3,095
4,365,000		Greene County OH	3.120	12/01/23	4,151
4,615,000		Greene County OH	3.270	12/01/24	4,373
4,755,000		Greene County OH	3.420	12/01/25	4,491
1,900,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,748
1,000,000	h	Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	968
3,490,000	h	Guadalupe-Blanco River Authority Industrial Development Corp	4.633	04/15/33	3,306
18,455,000		Irvine Ranch Water District Joint Powers Agency	2.388	03/15/14	18,466
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	1,027
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,435
1,000,000		Massachusetts Housing Finance Agency	1.306	06/01/16	991
545,000		Massachusetts Housing Finance Agency	1.776	06/01/17	536
5,990,000		Massachusetts Housing Finance Agency	4.782	12/01/20	6,285
5,400,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	5,736
3,500,000		Metropolitan Council	1.750	09/01/20	3,339
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,170
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,701
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	773
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,162
1,000,000		New York State Environmental Facilities Corp	1.755	06/15/18	983
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$1,200,000	New York State Environmental Facilities Corp	2.005%	06/15/19	$1,174
1,220,000	New York State Environmental Facilities Corp	2.595	06/15/21	1,182
1,255,000	New York State Environmental Facilities Corp	3.045	06/15/24	1,197
1,225,000	New York State Environmental Facilities Corp	3.195	06/15/25	1,163
500,000	New York State Environmental Facilities Corp	3.684	12/15/29	472
3,000,000	New York State Urban Development Corp	6.500	12/15/18	3,380
2,230,000	Newport News Economic Development Authority	5.640	01/15/29	2,473
270,000	Newport News Economic Development Authority	5.640	01/15/29	284
1,250,000	Niagara Area Development Corp	4.000	11/01/24	1,255
765,000	North Wales Water Authority	3.350	11/01/33	649
4,750,000	Northern California Power Agency	4.320	07/01/24	4,664
2,450,000	Ohio State Water Development Authority	4.879	12/01/34	2,512
2,500,000	Oklahoma Capital Improvement Authority	5.180	07/01/14	2,621
825,000	Pend Oreille County Public Utility District No Box Canyon	0.984	01/01/14	825
715,000	Pend Oreille County Public Utility District No Box Canyon	1.406	01/01/15	716
1,000,000	Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,003
1,000,000	Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	997
1,070,000	Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,062
1,220,000	Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	1,226
1,000,000	Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	1,004
11,500,000	Semitropic Improvement District	2.800	12/01/22	11,117
1,750,000	South Dakota Conservancy District	1.013	08/01/16	1,746
3,330,000	South Dakota Conservancy District	1.648	08/01/18	3,304
6,475,000	State of California	1.050	02/01/16	6,465
7,050,000	State of California	4.988	04/01/39	6,881
5,000,000	State of Connecticut	5.090	10/01/30	5,176
2,050,000	State of Hawaii	4.670	05/01/14	2,115
5,000,000	State of Illinois	4.071	01/01/14	5,074
5,570,000	State of Illinois	4.350	06/01/18	5,814
5,000,000	State of Illinois	3.650	04/01/20	4,781
9,000,000	State of Illinois	5.520	04/01/38	7,993
5,000,000	State of Michigan	2.302	11/01/14	5,096
4,505,000	State of Michigan	3.375	12/01/20	4,570
2,500,000	State of Ohio	5.412	09/01/28	2,826
3,050,000	State of Oregon	5.030	08/01/14	3,195
3,265,000	State of Texas	4.900	08/01/20	3,473
5,000,000	State of Texas	6.072	10/01/29	5,653
3,165,000	State of Washington	5.050	01/01/18	3,176
1,033,000	State of Wisconsin	5.700	05/01/26	1,204
5,000,000	Tuolumne Wind Project Authority	6.918	01/01/34	5,579
	TOTAL MUNICIPAL BONDS			356,511

U.S. TREASURY SECURITIES - 2.9%
22,500,000	United States Treasury Bond	2.750	08/15/42	19,420
89,233,000	United States Treasury Bond	3.125	02/15/43	83,293
2,325,000	United States Treasury Note	0.125	08/31/13	2,325
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,595,000		United States Treasury Note	0.125%	09/30/13	$2,595
5,985,000		United States Treasury Note	0.250	05/31/14	5,989
20,660,000		United States Treasury Note	0.250	06/30/14	20,672
22,395,000		United States Treasury Note	2.375	08/31/14	22,957
3,631,000		United States Treasury Note	2.500	04/30/15	3,774
15,155,000		United States Treasury Note	0.250	05/31/15	15,128
17,895,000		United States Treasury Note	1.875	06/30/15	18,432
19,195,000		United States Treasury Note	0.250	05/15/16	18,991
6,000,000		United States Treasury Note	0.500	06/15/16	5,975
63,701,000		United States Treasury Note	1.000	05/31/18	62,606
12,234,500		United States Treasury Note	1.625	11/15/22	11,421
63,497,000		United States Treasury Note	1.750	05/15/23	59,469
		TOTAL U.S. TREASURY SECURITIES			353,047

		TOTAL GOVERNMENT BONDS			2,775,220
		(Cost $2,766,197)

STRUCTURED ASSETS - 1.6%

ASSET BACKED - 0.7%
1,500,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	1,460
		Series - 2013 1 (Class C)
4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	4,808
		Series - 2010 5A (Class B)
973,097	i	Bear Stearns Asset Backed Securities Trust	0.563	11/25/39	948
		Series - 2005 SD3 (Class 2A1)
900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	889
		Series - 2013 1 (Class B)
975,000		Capital Auto Receivables Asset Trust 2013-1-C	1.740	10/22/18	957
		Series - 2013 1 (Class C)
3,501,139	i	Chase Funding Loan Acquisition Trust	1.048	06/25/34	3,161
		Series - 2004 OPT1 (Class M1)
2,988,750	g	CKE Restaurant Holdings, Inc	4.474	03/20/43	2,987
		Series - 2013 1A (Class A2)
190,126	i	Countrywide Asset-Backed Certificates	5.585	10/25/46	189
		Series - 2006 15 (Class A2)
966,982	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	980
		Series - 2007 MX1 (Class A1)
1,715,000	g,i	DB/UBS Mortgage Trust	5.728	11/10/46	1,823
		Series - 2011 LC1A (Class C)
9,812,500	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	10,475
		Series - 2012 1A (Class A2)
2,249,659	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	2,249
		Series - 2007 1A (Class AF3)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,556
		Series - 2011 A (Class D)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	567
		Series - 2010 1A (Class B3)
2,388,536	i	Lehman XS Trust	0.443	02/25/36	2,102
		Series - 2006 1 (Class 1A1)
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,321,062		Lehman XS Trust	6.500%	06/25/46	$4,723
		Series - 2006 13 (Class 2A1)
489,566	i	Long Beach Mortgage Loan Trust	0.943	02/25/35	486
		Series - 2005 1 (Class M1)
786,082	i	Residential Asset Mortgage Products, Inc	4.970	09/25/33	818
		Series - 2003 RZ5 (Class A7)
596,446	i	Residential Asset Securities Corp	0.623	04/25/35	581
		Series - 2005 KS3 (Class M3)
5,859,729		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	5,806
		Series - 2006 HI5 (Class A3)
2,385,138		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	2,430
		Series - 2006 HI3 (Class A3)
2,000,000	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,989
		Series - 2006 HI1 (Class M1)
200,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	198
		Series - 2006 HI1 (Class M2)
2,000,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	1,951
		Series - 2013 1 (Class C)
698,656	i	Securitized Asset Backed Receivables LLC	0.493	10/25/35	681
		Series - 2006 OP1 (Class A2C)
3,781,095	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	3,754
		Series - 2013 1A (Class A)
10,045,000	g	SLM Student Loan Trust	3.740	02/15/29	10,585
		Series - 2011 B (Class A2)
1,248,101	i	Soundview Home Equity Loan Trust	0.493	11/25/35	1,227
		Series - 2005 OPT3 (Class A4)
496,864	i	Structured Asset Investment Loan Trust	0.793	05/25/35	494
		Series - 2005 4 (Class M1)
496,887	i	Structured Asset Investment Loan Trust	0.473	12/25/35	495
		Series - 2005 10 (Class A5)
2,665,171	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.413	10/25/36	2,560
		Series - 2006 GEL4 (Class A2)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	2,952
		Series - 2010 VNO (Class C)
717,357	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	746
		Series - 2006 N1 (Class N1)
1,041,896	g,i	Wachovia Loan Trust	0.553	05/25/35	964
		Series - 2005 SD1 (Class A)
548,818	i	Wells Fargo Home Equity Trust	0.333	07/25/36	542
		Series - 2006 2 (Class A3)
8,000,000		World Financial Network Credit Card Master Trust	0.910	03/16/20	7,939
		Series - 2013 B (Class A)
		TOTAL ASSET BACKED			87,072

OTHER MORTGAGE BACKED - 0.9%
6,555,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	6,955
		Series - 2006 6 (Class AM)
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$135,000		Banc of America Commercial Mortgage Trust	5.675%	07/10/46	$150
		Series - 2006 4 (Class AM)
2,200,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	2,404
		Series - 2006 PW13 (Class AM)
2,405,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	2,629
		Series - 2006 T24 (Class AM)
9,453		Citicorp Mortgage Securities, Inc	5.750	11/25/36	9
		Series - 2006 6 (Class A2)
46,917	g,i	Citigroup Commercial Mortgage Trust	0.333	04/15/22	47
		Series - 2007 FL3A (Class A2)
5,000,000	i	COBALT CMBS Commercial Mortgage Trust 2007-C2	5.526	04/15/47	5,495
		Series - 2007 C2 (Class AMFX)
2,515,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,771
		Series - 2007 C9 (Class AM)
840,000	i	Commercial Mortgage Pass-Through Certificates	5.989	06/15/38	914
		Series - 2006 C3 (Class AM)
2,019,959		Countrywide Alternative Loan Trust	5.500	08/25/16	2,049
		Series - 2004 30CB (Class 1A15)
543,989		Countrywide Alternative Loan Trust	5.500	08/25/34	545
		Series - 2004 14T2 (Class A2)
1,136,119		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	1,131
		Series - 2005 6 (Class 1A10)
1,058,000		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	1,085
		Series - 2003 35 (Class 1A1)
263,009		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	260
		Series - 2005 12 (Class 1A5)
280,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	286
		Series - 2005 C5 (Class C)
1,075,440	g,i	Credit Suisse Mortgage Capital Certificates	0.373	04/15/22	1,063
		Series - 2007 TF2A (Class A1)
3,550,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	3,944
		Series - 2006 OMA (Class D)
5,965,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	6,402
		Series - 2006 C4 (Class AM)
3,500,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	3,634
		Series - 2009 RR1 (Class A3C)
1,950,000	g,i	GS Mortgage Securities Corp II	4.276	04/10/34	1,911
		Series - 2012 GSMS (Class C)
1,690,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	1,750
		Series - 2010 C2 (Class C)
2,535,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	2,706
		Series - 2010 C2 (Class B)
12,233,911	g	GS Mortgage Securities Trust	2.059	04/10/31	11,891
		Series - 2013 G1 (Class A1)
1,152,245	i	Impac CMB Trust	0.853	02/25/36	1,036
		Series - 2004 11 (Class 2A1)
740,135	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.568	07/15/19	720
		Series - 2007 FL1A (Class A1)
2,125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.431	07/15/46	2,209
		Series - 2011 C4 (Class C)
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,030,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.140%	02/15/51	$2,119
		Series - 2007 C1 (Class AM)
14,350	i	JP Morgan Mortgage Trust	4.115	04/25/35	14
		Series - 2005 A2 (Class 5A1)
570,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	612
		Series - 2006 C7 (Class AM)
11,000,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	11,268
		Series - 2007 C2 (Class AM)
265,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	274
		Series - 2005 C5 (Class AJ)
12,832		MASTER Asset Securitization Trust	5.000	05/25/35	13
		Series - 2005 1 (Class 2A5)
1,645,209	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	1,742
		Series - 2005 CIP1 (Class AM)
645,000	i	Merrill Lynch Mortgage Trust	6.441	02/12/51	680
		Series - 0 C1 (Class AJA)
710,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	683
		Series - 2011 C1 (Class D)
2,185,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	2,303
		Series - 2011 C1 (Class C)
850,000	i	Morgan Stanley Capital I	5.544	11/12/49	922
		Series - 2007 T25 (Class AM)
2,750,000	g	OBP Depositor LLC Trust	4.646	07/15/45	2,982
		Series - 2010 OBP (Class A)
1,128,418		Residential Accredit Loans, Inc	4.350	03/25/34	1,151
		Series - 2004 QS4 (Class A1)
4,765,275	i	Residential Accredit Loans, Inc	0.383	05/25/46	3,554
		Series - 2006 QO5 (Class 2A1)
1,075,439		RFMSI Trust	5.500	03/25/35	1,094
		Series - 2005 S2 (Class A6)
1,599,024	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,630
		Series - 2012 1A (Class A)
1,234,459	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	1,252
		Series - 0 2A (Class A)
8,657	i	Structured Adjustable Rate Mortgage Loan Trust	0.953	03/25/35	9
		Series - 2005 6XS (Class A3)
6,725,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	7,089
		Series - 2007 C30 (Class AM)
1,655,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	1,852
		Series - 2007 C31 (Class A5)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	2,880
		Series - 2007 C31 (Class AJ)
		TOTAL OTHER MORTGAGE BACKED			108,119

		TOTAL STRUCTURED ASSETS			195,191
		(Cost $194,771)

		TOTAL BONDS			4,744,045
		(Cost $4,732,832)
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 59.4%

AUTOMOBILES & COMPONENTS - 1.4%
67,500		Aisin Seiki Co Ltd	$2,577
127,203		Bayerische Motoren Werke AG.	11,102
37,510		Bayerische Motoren Werke AG. (Preference)	2,562
7,792	*	BorgWarner, Inc	671
187,700		Denso Corp	8,824
897		Dorman Products, Inc	41
2,843,693		Ford Motor Co	43,992
71,000		Fuji Heavy Industries Ltd	1,753
252,970		GKN plc	1,158
236,929		Harley-Davidson, Inc	12,988
384,280		Honda Motor Co Ltd	14,276
755,892		Johnson Controls, Inc	27,053
254,000	*	Mitsubishi Motors Corp	348
38,400	*	Modine Manufacturing Co	418
910,900		Nissan Motor Co Ltd	9,130
97,815		Pirelli & C S.p.A.	1,131
109,499		Renault S.A.	7,376
9,200		Stanley Electric Co Ltd	179
123,300		Suzuki Motor Corp	2,842
107,999	*	Tenneco, Inc	4,890
7,617	*,e	Tesla Motors, Inc	818
2,900		Toyoda Gosei Co Ltd	71
3,500	e	Toyota Boshoku Corp	50
81,600		Toyota Industries Corp	3,332
31,714		Volkswagen AG. (Preference)	6,406
102,500		Yamaha Motor Co Ltd	1,328
		TOTAL AUTOMOBILES & COMPONENTS	165,316

BANKS - 3.5%
1,099	e	Arrow Financial Corp	27
51,058		Associated Banc-Corp	794
532,495	*	Australia & New Zealand Banking Group Ltd	13,823
2,231,892		Banca Intesa S.p.A.	3,572
1,620,905		Banco Bilbao Vizcaya Argentaria S.A.	13,622
1,723,582	*,e	Banco Espirito Santo S.A.	1,382
21,859		Bank Mutual Corp	123
25,289		Bank of Hawaii Corp	1,273
207,400	e	Bank of Nova Scotia	11,087
8,392		Bank of the Ozarks, Inc	364
1,005,286		BB&T Corp	34,059
10,404		BBCN Bancorp, Inc	148
4,422		Bendigo Bank Ltd	41
1,093	*	Beneficial Mutual Bancorp, Inc	9
20,397		Boston Private Financial Holdings, Inc	217
47,100		CapitalSource, Inc	442
7,221		Capitol Federal Financial	88
3,360		Cathay General Bancorp	68
5,743		Centerstate Banks of Florida, Inc	50
10,000	*	CIT Group, Inc	466
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
2,120		Columbia Banking System, Inc	$50
165,930		Comerica, Inc	6,609
1,213		Commerce Bancshares, Inc	53
301,281		Commonwealth Bank of Australia	18,964
3,936		Community Bank System, Inc	121
718,145		Criteria Caixacorp S.A.	2,206
9,127	e	Cullen/Frost Bankers, Inc	609
236,588		DNB NOR Holding ASA	3,432
10,051		East West Bancorp, Inc	276
451		First Citizens Bancshares, Inc (Class A)	87
23,976		First Commonwealth Financial Corp	177
3,693		First Merchants Corp	63
14,422		First Midwest Bancorp, Inc	198
2,500	*	Flagstar Bancorp, Inc	35
16,186		FNB Corp	196
2,590		Glacier Bancorp, Inc	57
5,441		Hancock Holding Co	164
508,500		Hang Seng Bank Ltd	7,488
1,267		Heartland Financial USA, Inc	35
3,263,060		HSBC Holdings plc	33,780
174,643		Huntington Bancshares, Inc	1,376
9,593		IBERIABANK Corp	514
1,147		International Bancshares Corp	26
8,084		Investors Bancorp, Inc	170
104,876		KBC Groep NV	3,910
1,625,945		Keycorp	17,950
16,906		Lakeland Bancorp, Inc	176
287,310	e	M&T Bank Corp	32,107
6,246		MainSource Financial Group, Inc	84
1,800		MB Financial, Inc	48
61,360	*	MGIC Investment Corp	372
4,070,000		Mizuho Financial Group, Inc	8,452
471,296		National Australia Bank Ltd	12,749
6,490		National Penn Bancshares, Inc	66
1,124,730		Natixis	4,722
1,500		NBT Bancorp, Inc	32
145,456	e	New York Community Bancorp, Inc	2,036
644,338		Nordea Bank AB	7,195
11,094		Northfield Bancorp, Inc	130
19,938		Old National Bancorp	276
9,549		PacWest Bancorp	293
600	e	Park National Corp	41
4,182		Peoples Bancorp, Inc	88
2,728		People’s United Financial, Inc	41
2,500	*	Pinnacle Financial Partners, Inc	64
516,232		PNC Financial Services Group, Inc	37,644
20,000	*	Popular, Inc	607
20,422		PrivateBancorp, Inc	433
53,363		Provident Financial Services, Inc	842
577,056	e	Radian Group, Inc	6,705
155,400		Resona Holdings, Inc	757
2,569		Rockville Financial, Inc	34

371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
250,810	e	Royal Bank of Canada (Toronto)	$14,614
1,000		S&T Bancorp, Inc	20
1,883		Sandy Spring Bancorp, Inc	41
3,487	*	Signature Bank	289
221,278		Skandinaviska Enskilda Banken AB (Class A)	2,113
580,389		Standard Chartered plc	12,600
261,500		Sumitomo Mitsui Financial Group, Inc	11,970
13,277	*	Sun Bancorp, Inc	45
16,927		Susquehanna Bancshares, Inc	218
28,454	*	SVB Financial Group	2,371
45,092		Swedbank AB (A Shares)	1,033
800	*	Texas Capital Bancshares, Inc	35
157,511	e	Toronto-Dominion Bank	12,651
1,700		Trustmark Corp	42
5,465		UMB Financial Corp	304
3,150		Umpqua Holdings Corp	47
2,479		Union Bankshares Corp	51
10,908	e	United Bankshares, Inc	289
1,341,320		US Bancorp	48,489
13,956		Webster Financial Corp	358
3,652		WesBanco, Inc	97
5,233	e	Westamerica Bancorporation	239
5,690	*	Western Alliance Bancorp	90
629,923		Westpac Banking Corp	16,539
16,588		Wilshire Bancorp, Inc	110
1,110		Wintrust Financial Corp	42
37,356		Zions Bancorporation	1,079
		TOTAL BANKS	421,971

CAPITAL GOODS - 4.6%
469,354		3M Co	51,324
6,372		A.O. Smith Corp	231
13,978		Actuant Corp (Class A)	461
5,085		Acuity Brands, Inc	384
75,930		Alfa Laval AB	1,551
464,724		Ametek, Inc	19,658
56,219	*	ArvinMeritor, Inc	396
368,000	e	Asahi Glass Co Ltd	2,385
51,800		Assa Abloy AB (Class B)	2,025
10,969		Astec Industries, Inc	376
153,909		Atlas Copco AB (A Shares)	3,710
135,146		Atlas Copco AB (B Shares)	2,892
116,424		Barnes Group, Inc	3,492
2,120	*	Beacon Roofing Supply, Inc	80
4,234		Belden CDT, Inc	211
106,747		Bouygues S.A.	2,720
29,997		Briggs & Stratton Corp	594
108,048	*	Builders FirstSource, Inc	646
299,328		Bunzl plc	5,838
4,279	*	Chart Industries, Inc	403
92,756		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,481
10,922		Clarcor, Inc	570

372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
10,768	*	Colfax Corp	$561
159,066	e	Compagnie de Saint-Gobain	6,445
210,677		Cummins, Inc	22,850
46,600		Daikin Industries Ltd	1,884
635,413		Danaher Corp	40,222
386,242		Deere & Co	31,382
67,977		Dover Corp	5,279
340,868		Eaton Corp	22,433
4,941		EMCOR Group, Inc	201
707,138		Emerson Electric Co	38,567
7,019		EnerSys	344
2,909	*	Esterline Technologies Corp	210
143,829		Fastenal Co	6,595
144,300		Fiat Industrial S.p.A.	1,606
11,291		Fortune Brands Home & Security, Inc	437
400		Gardner Denver, Inc	30
2,237		GATX Corp	106
21,353		GEA Group AG.	756
11,801		Geberit AG.	2,923
1,500		Gorman-Rupp Co	48
66,177		Graco, Inc	4,183
1,400		H&E Equipment Services, Inc	30
4,485		Heico Corp	226
14,756	*	Hexcel Corp	503
32,600		Hitachi Construction Machinery Co Ltd	658
12,125		Hochtief AG.	790
4,000		Houston Wire & Cable Co	55
521,422		Illinois Tool Works, Inc	36,067
133,866		Ingersoll-Rand plc	7,432
279,877		Invensys plc	1,753
2,187		Joy Global, Inc	106
25,600		JTEKT Corp	287
92,000		Kawasaki Heavy Industries Ltd	282
213,800		Komatsu Ltd	4,924
331,267		Koninklijke Philips Electronics NV	9,031
320,000		Kubota Corp	4,657
6,983	*	Layne Christensen Co	136
26,197		Lincoln Electric Holdings, Inc	1,500
15,600	*	Makita Corp	839
700,000		Marubeni Corp	4,678
463,592		Masco Corp	9,035
44,896		Metso Oyj	1,521
367	*	Middleby Corp	62
521,800		Mitsubishi Corp	8,914
482,000		Mitsubishi Electric Corp	4,504
7,683		MSC Industrial Direct Co (Class A)	595
83,000		NGK Insulators Ltd	1,026
132,713		Nordson Corp	9,198
86,000		NSK Ltd	820
165,398	*	Owens Corning, Inc	6,464
287,127		Paccar, Inc	15,407
25,360		Pall Corp	1,685
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				VALUE
SHARES			COMPANY	(000)
35,299			Parker Hannifin Corp	$3,368
100,159			Pentair Ltd	5,778
43,401		*,e	Polypore International, Inc	1,749
175,651			Precision Castparts Corp	39,699
118,919		*	Quanta Services, Inc	3,147
94,352			Rockwell Automation, Inc	7,844
10,342			Rockwell Collins, Inc	656
3,769			Roper Industries, Inc	468
3,300		*	Rush Enterprises, Inc (Class A)	82
236,880			Sandvik AB	2,829
172,100			Scania AB (B Shares)	3,443
182,088			Schneider Electric S.A.	13,225
98,000			Shimizu Corp	394
43,110			Skanska AB (B Shares)	714
42,500			SKF AB (B Shares)	996
69,349			Smiths Group plc	1,380
17,535			Snap-On, Inc	1,567
210,153		*	Spirit Aerosystems Holdings, Inc (Class A)	4,514
13,734			Sulzer AG.	2,193
161,300			Sumitomo Electric Industries Ltd	1,920
5,435		e	TAL International Group, Inc	237
104,755			Tennant Co	5,057
18,487			Timken Co	1,041
6,400			Toyota Tsusho Corp	165
38,902		*,e	United Rentals, Inc	1,942
49,198			Vallourec	2,497
176,760			Vinci S.A.	8,866
436,090			Volvo AB (B Shares)	5,819
3,755			W.W. Grainger, Inc	947
25,258		*	Wabash National Corp	257
38,428	*		WABCO Holdings, Inc	2,870
2,022			Watsco, Inc	170
27,403		*	WESCO International, Inc	1,862
4,570			Westinghouse Air Brake Technologies Corp	244
125,988			Wolseley plc	5,813
20,710			Woodward Governor Co	828
12,153			Xylem, Inc	327
			TOTAL CAPITAL GOODS	556,583

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
2,604			ABM Industries, Inc	64
197,072		*	ACCO Brands Corp	1,253
14,675			Aggreko plc	367
176,082			Avery Dennison Corp	7,529
205,697			Brambles Ltd	1,752
11,200			Bureau Veritas S.A.	290
120,569			Capita Group plc	1,772
2,000			CDI Corp	28
2,394		*	Copart, Inc	74
9,841			Corporate Executive Board Co	622
218,000			Dai Nippon Printing Co Ltd	1,989
24,020			Deluxe Corp	832
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
82,626	e	Dun & Bradstreet Corp	$8,052
22,336		Equifax, Inc	1,316
2,000		Heidrick & Struggles International, Inc	34
21,504		HNI Corp	776
9,308	*	IHS, Inc (Class A)	972
1,660	*,e	Innerworkings, Inc	18
19,643		Interface, Inc	333
7,700		Intertek Group plc	342
122,588		Iron Mountain, Inc	3,262
1,800		Kelly Services, Inc (Class A)	32
29,712		Manpower, Inc	1,628
2,100	*	Mobile Mini, Inc	70
13,621	*	Navigant Consulting, Inc	164
1,000	*	On Assignment, Inc	27
18,371	e	R.R. Donnelley & Sons Co	257
34,400		Randstad Holdings NV	1,414
162,118		Robert Half International, Inc	5,387
16,303	*	RPX Corp	274
58,400		Secom Co Ltd	3,175
472		SGS S.A.	1,013
400		Societe BIC S.A.	40
1,544	*	Standard Parking Corp	33
44,676	*	Tetra Tech, Inc	1,050
179,000		Toppan Printing Co Ltd	1,242
233,660		Tyco International Ltd	7,699
2,100		Viad Corp	52
174,423		Waste Management, Inc	7,035
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	62,269

CONSUMER DURABLES & APPAREL - 0.8%
29,048		Adidas-Salomon AG.	3,140
4,859		American Greetings Corp (Class A)	89
14,697	e	Blyth, Inc	205
32,738	e	Callaway Golf Co	215
30,920		Christian Dior S.A.	4,995
24,000		Electrolux AB (Series B)	606
7,187	e	Ethan Allen Interiors, Inc	207
11,700		Gildan Activewear, Inc	474
6,676		Hanesbrands, Inc	343
10,000	e	Jakks Pacific, Inc	113
573,700		Matsushita Electric Industrial Co Ltd	4,619
520,280		Mattel, Inc	23,574
7,456	*	Meritage Homes Corp	323
9,802	*	Mohawk Industries, Inc	1,103
23,800		Movado Group, Inc	805
527,519		Nike, Inc (Class B)	33,592
126,600		Nikon Corp	2,958
18,943		Oxford Industries, Inc	1,182
9,478		Perry Ellis International, Inc	193
2,000		Pool Corp	105
27,543		Ryland Group, Inc	1,104
50,000		Sekisui Chemical Co Ltd	531
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
96,000		Sekisui House Ltd	$1,387
141,000	*,e	Sharp Corp	568
234,000	*,e	Sony Corp	4,944
5,138		Tupperware Corp	399
13,953	*,e	Under Armour, Inc (Class A)	833
4,500	*	Unifi, Inc	93
7,794		VF Corp	1,505
10,000		Whirlpool Corp	1,144
		TOTAL CONSUMER DURABLES & APPAREL	91,349

CONSUMER SERVICES - 1.2%
79,580		Accor S.A.	2,797
35,220	*	AFC Enterprises	1,266
30,700		Benesse Corp	1,108
25,421	e	Brinker International, Inc	1,002
7,675	*	Chipotle Mexican Grill, Inc (Class A)	2,796
103,153	e	Choice Hotels International, Inc	4,094
86,851		Darden Restaurants, Inc	4,384
1,346		DineEquity, Inc	93
4,313		Domino’s Pizza, Inc	251
7,832		Dunkin Brands Group, Inc	335
366,180		Marriott International, Inc (Class A)	14,783
558,634		McDonald’s Corp	55,305
8,683	*	Outerwall, Inc	509
1,300	*	Papa John’s International, Inc	85
33,974		Royal Caribbean Cruises Ltd	1,133
11,375	*	Ruby Tuesday, Inc	105
29,578	*	Sonic Corp	431
686,805		Starbucks Corp	44,979
136,400		Starwood Hotels & Resorts Worldwide, Inc	8,619
10,004	e	Strayer Education, Inc	488
9,100		Tim Hortons, Inc (Toronto)	492
10,000	e	Weight Watchers International, Inc	460
11,685		Whitbread plc	544
		TOTAL CONSUMER SERVICES	146,059

DIVERSIFIED FINANCIALS - 3.7%
780,959		3i Group plc	4,010
358,183		Aberdeen Asset Management plc	2,085
4,200	e	Aeon Credit Service Co Ltd	119
251,412	*	American Capital Ltd	3,185
660,409		American Express Co	49,372
12,499		Ares Capital Corp	215
1,256,484		Bank of New York Mellon Corp	35,244
142,525		BlackRock, Inc	36,608
604,515		Capital One Financial Corp	37,970
1,431,454		Charles Schwab Corp	30,390
310,655		CME Group, Inc	23,604
1,362	e	Cohen & Steers, Inc	46
3,361	*	Credit Acceptance Corp	353
69,415		Deutsche Boerse AG.	4,565
733,277		Discover Financial Services	34,933
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
8,100		Eurazeo	$434
51,550		Evercore Partners, Inc (Class A)	2,025
86,902		Exor S.p.A.	2,574
208,871		Franklin Resources, Inc	28,411
24,115	*,e	Green Dot Corp	481
522,300		Hong Kong Exchanges and Clearing Ltd	7,845
178,621	*	ING Groep NV	1,632
91,164	*	IntercontinentalExchange, Inc	16,205
1,750	*	International Assets Holding Corp	31
5,728	*	Internet Capital Group, Inc	65
508,141		Invesco Ltd	16,159
800,553		Investec plc	5,038
3,030	*	Investment Technology Group, Inc	42
61,166	e	Janus Capital Group, Inc	521
60,728		Kinnevik Investment AB (Series B)	1,557
62,663		Legg Mason, Inc	1,943
7,400	e	Main Street Capital Corp	205
336,200		Mitsubishi UFJ Lease & Finance Co Ltd	1,595
76,231		Nasdaq Stock Market, Inc	2,500
135,919	*	NewStar Financial, Inc	1,810
513,669		Northern Trust Corp	29,741
250,268		NYSE Euronext	10,361
22,527	*	PHH Corp	459
5,879	*	Pico Holdings, Inc	123
8,995	e	Prospect Capital Corp	97
10,635	*	Safeguard Scientifics, Inc	171
62,441		Schroders plc	2,073
489,115		State Street Corp	31,895
5,000	*	SWS Group, Inc	27
287,043		T Rowe Price Group, Inc	20,997
16,754	e	Triangle Capital Corp	461
		TOTAL DIVERSIFIED FINANCIALS	450,177

ENERGY - 5.7%
40,000	e	Acergy S.A.	701
46,000		Aker Kvaerner ASA	628
52,019		AMEC plc	796
315,610		Apache Corp	26,458
45,500	e	ARC Energy Trust	1,191
13,661	*	Atwood Oceanics, Inc	711
854,626		BG Group plc	14,524
15,745	*,e	BPZ Energy, Inc	28
5,088	*,e	C&J Energy Services, Inc	99
270,701	*	Cameron International Corp	16,556
1,618	e	CARBO Ceramics, Inc	109
14,005	*	Carrizo Oil & Gas, Inc	397
287,400		Cenovus Energy, Inc (Toronto)	8,198
165,841	*	Cheniere Energy, Inc	4,604
98,049		Cimarex Energy Co	6,372
1,826	*	Clayton Williams Energy, Inc	79
260,946	*,e	Clean Energy Fuels Corp	3,444
157,932	*	Compagnie Generale de Geophysique S.A.	3,499
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
31,699		Comstock Resources, Inc	$499
29,437	*	Concho Resources, Inc	2,464
46,605		Contango Oil & Gas Co	1,573
146,657	*,e	Continental Resources, Inc	12,621
2,554		Core Laboratories NV	387
57,300	e	Crescent Point Energy Corp	1,943
17,312		CVR Energy, Inc	821
124,890	*,m	CVR Energy, Inc (Contingent value right)	0	^
11,452	*	Dawson Geophysical Co	422
16,742		Delek Group Ltd	4,322
2,500		Delek US Holdings, Inc	72
486,380	*	Denbury Resources, Inc	8,424
430,963	*	Devon Energy Corp	22,358
268,074		Enbridge, Inc	11,269
21,600	e	EnCana Corp	365
1,150		Energen Corp	60
72,600	e	Enerplus Resources Fund	1,073
624,899		ENI S.p.A.	12,825
287,176		EOG Resources, Inc	37,815
320,742		Equitable Resources, Inc	25,457
11,351	*	Exterran Holdings, Inc	319
203,588	*	FMC Technologies, Inc	11,336
19,000		Fugro NV	1,032
203,657		Galp Energia SGPS S.A.	3,019
8,642	*	Geospace Technologies Corp	597
187,072	*	Hercules Offshore, Inc	1,317
366,724		Hess Corp	24,383
155,177	*	Hornbeck Offshore Services, Inc	8,302
789		Inpex Holdings, Inc	3,279
60,455	*	ION Geophysical Corp	364
44,211	*	Key Energy Services, Inc	263
6,277	*	Kinder Morgan Management LLC	525
676,402	*	Kodiak Oil & Gas Corp	6,013
749,902		Marathon Oil Corp	25,932
396,815		Marathon Petroleum Corp	28,198
141,335	*	MEG Energy Corp	3,874
458,618		National Oilwell Varco, Inc	31,599
3,769	*	Natural Gas Services Group, Inc	89
134,199		Neste Oil Oyj	1,958
180,694		Noble Corp	6,790
425,982		Noble Energy, Inc	25,576
29,282	*,e	Northern Oil And Gas, Inc	391
21,344	*	Oasis Petroleum, Inc	830
332,273		Occidental Petroleum Corp	29,649
34,436		Oceaneering International, Inc	2,486
28,748	*	Oil States International, Inc	2,663
209,409		OMV AG.	9,447
516,973		Origin Energy Ltd	5,924
37,146	*	PDC Energy, Inc	1,912
302,936	e	Pengrowth Energy Trust	1,489
265,014	e	Penn West Energy Trust	2,797
68,060	*	Petroquest Energy, Inc	270
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
423,386		Phillips 66	$24,942
170,278		Pioneer Natural Resources Co	24,648
282,498		Questar Market Resources, Inc	7,848
150,641	*,e	Quicksilver Resources, Inc	253
63,509		Range Resources Corp	4,911
302,250		Repsol YPF S.A.	6,379
36,777	*	Rex Energy Corp	647
48,811		Saipem S.p.A.	792
894	e	SEACOR Holdings, Inc	74
58,600	e	Showa Shell Sekiyu KK	481
29,250	*,e	Solazyme, Inc	343
337,955	*	Southwestern Energy Co	12,346
954,987		Spectra Energy Corp	32,909
108,961		St. Mary Land & Exploration Co	6,535
403,405		Statoil ASA	8,334
482,904		Suncor Energy, Inc	14,234
88,722	*	Superior Energy Services	2,301
22,440		Technip S.A.	2,281
159,456		Tenaris S.A.	3,194
11,099	*	Tesco Corp	147
262,191		Tullow Oil plc	3,991
80,823	*,e	Ultra Petroleum Corp	1,602
46,868	*	Unit Corp	1,996
25,000	*,e	Vantage Drilling Co	51
933,272	*	Weatherford International Ltd	12,786
320,238	e	Western Refining, Inc	8,989
130,361	*	Whiting Petroleum Corp	6,008
443,674		Williams Cos, Inc	14,406
100,721		Woodside Petroleum Ltd	3,208
		TOTAL ENERGY	682,423

FOOD & STAPLES RETAILING - 0.8%
173,400		Aeon Co Ltd	2,279
179,256		Carrefour S.A.	4,924
13,324		Casey’s General Stores, Inc	802
13,576		Casino Guichard Perrachon S.A.	1,272
5,000		Colruyt S.A.	263
31,318		Delhaize Group	1,936
275,568		J Sainsbury plc	1,489
59,300		Jeronimo Martins SGPS S.A.	1,250
6,988		Kesko Oyj (B Shares)	194
93,117		Koninklijke Ahold NV	1,385
364,512		Kroger Co	12,590
3,600		Lawson, Inc	275
42,800	e	Loblaw Cos Ltd	1,935
68,666		Metro AG.	2,170
615		Pricesmart, Inc	54
316,705	e	Safeway, Inc	7,493
149,700		Seven & I Holdings Co Ltd	5,482
16,307		Spartan Stores, Inc	301
807,032	e	Sysco Corp	27,568
1,918,076		Tesco plc	9,659
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
1,270	*	United Natural Foods, Inc	$69
2,285		Weis Markets, Inc	103
65,005		Wesfarmers Ltd	2,352
186,154		Whole Foods Market, Inc	9,583
386,938		WM Morrison Supermarkets plc	1,540
		TOTAL FOOD & STAPLES RETAILING	96,968

FOOD, BEVERAGE & TOBACCO - 2.3%
161,000		Ajinomoto Co, Inc	2,362
93,070		Aryzta AG.	5,224
191,588		Associated British Foods plc	5,054
16,050		Bunge Ltd	1,136
454	e	Calavo Growers, Inc	12
233,572	e	Campbell Soup Co	10,462
131,532		ConAgra Foods, Inc	4,594
19,775	*	Darling International, Inc	369
30,775		Dr Pepper Snapple Group, Inc	1,414
14,540		Flowers Foods, Inc	321
758,792		General Mills, Inc	36,824
70,022	*,e	Green Mountain Coffee Roasters, Inc	5,256
171,325		Groupe Danone	12,895
5,759	*	Hain Celestial Group, Inc	374
65,855		Hillshire Brands Co	2,179
2,074		Hormel Foods Corp	80
39,791		J.M. Smucker Co	4,104
484,651		Kellogg Co	31,129
28,997		Kerry Group plc (Class A)	1,600
31,000		Kikkoman Corp	516
141,000		Kraft Foods Group, Inc	7,878
458		Lindt & Spruengli AG.	1,719
21		Lindt & Spruengli AG. (Reg)	914
1,520		McCormick & Co, Inc	107
74,148		Mead Johnson Nutrition Co	5,875
1,188,820		Mondelez International, Inc	33,917
13,000		Nippon Meat Packers, Inc	199
39,000		Nisshin Seifun Group, Inc	467
14,500	e	Nissin Food Products Co Ltd	586
152,793		Orkla ASA	1,251
801,999		PepsiCo, Inc	65,596
13,800		Suedzucker AG.	427
12,546		Tate & Lyle plc	157
11,769	e	Tootsie Roll Industries, Inc	374
405,114		Unilever NV	15,947
451,826		Unilever plc	18,291
42,800	e	Yakult Honsha Co Ltd	1,775
		TOTAL FOOD, BEVERAGE & TOBACCO	281,385

HEALTH CARE EQUIPMENT & SERVICES - 1.7%
1,196,888		Abbott Laboratories	41,748
450,512		Aetna, Inc	28,626
8,037	*	Align Technology, Inc	298
888		Almost Family, Inc	17
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
67,982	*,e	Amedisys, Inc	$790
7,087		AmerisourceBergen Corp	396
10,800	*	Amsurg Corp	379
322,043		Becton Dickinson & Co	31,827
28,176	*	BioScrip, Inc	465
10,000	*	Brookdale Senior Living, Inc	264
54,777	*	Centene Corp	2,874
10,000	*	Cerner Corp	961
4,495	e	Chemed Corp	326
186,841		Cigna Corp	13,544
700	*	Cyberonics, Inc	36
0	*	Cynosure, Inc (Class A)	0	^
5,764		Dentsply International, Inc	236
15,359	*	Edwards Lifesciences Corp	1,032
24,043	*	ExamWorks Group, Inc	510
25,217	*	Five Star Quality Care, Inc	141
8,354	*	Gentiva Health Services, Inc	83
6,176	*	Greatbatch, Inc	202
7,798	*,e	Greenway Medical Technologies	96
4,374	*	Haemonetics Corp	181
11,942	*	Henry Schein, Inc	1,143
10,561	*	HMS Holdings Corp	246
119,187		Humana, Inc	10,057
43,082	*,e	Idexx Laboratories, Inc	3,868
2,446		Invacare Corp	35
61,900	*	Inverness Medical Innovations, Inc	1,517
3,014	*	IPC The Hospitalist Co, Inc	155
6,078	*	LHC Group, Inc	119
58,522	*	LifePoint Hospitals, Inc	2,858
10,330	*,e	MAKO Surgical Corp	124
1,730	*	MedAssets, Inc	31
737	*	Medidata Solutions, Inc	57
844,082		Medtronic, Inc	43,445
9,612	*	Merit Medical Systems, Inc	107
55,639	*	Molina Healthcare, Inc	2,069
8,672	*	MWI Veterinary Supply, Inc	1,069
9,301	*	Natus Medical, Inc	127
1,976	*	NuVasive, Inc	49
2,364	*	NxStage Medical, Inc	34
3,000	*	Omnicell, Inc	62
7,475	*	OraSure Technologies, Inc	29
2,718	e	Owens & Minor, Inc	92
86,208		Patterson Cos, Inc	3,241
4,910		Quality Systems, Inc	92
3,688	*	Sirona Dental Systems, Inc	243
56,474	e	Sonic Healthcare Ltd	767
4,400		Suzuken Co Ltd	148
7,700		Sysmex Corp	504
6,446	*	Tornier BV	113
8,101		Universal American Corp	72
2,101		US Physical Therapy, Inc	58
22,737	*	Vanguard Health Systems, Inc	472
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
19,709	*	Vocera Communications, Inc	$290
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	198,325

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
4		Avon Products, Inc	0	^
9,680		Beiersdorf AG.	843
7,423		Clorox Co	617
707,780		Colgate-Palmolive Co	40,549
270		Energizer Holdings, Inc	27
281,616		Estee Lauder Cos (Class A)	18,522
210		Henkel KGaA	16
142,770		Henkel KGaA (Preference)	13,408
23,052	e	Herbalife Ltd	1,041
41,500		Kao Corp	1,413
322,166		Kimberly-Clark Corp	31,295
63,795		L’Oreal S.A.	10,487
44,575	*	Medifast, Inc	1,148
16,029		Nu Skin Enterprises, Inc (Class A)	980
1,222,786		Procter & Gamble Co	94,142
152,666		Reckitt Benckiser Group plc	10,799
43,160		Svenska Cellulosa AB (B Shares)	1,082
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	226,369

INSURANCE - 3.4%
344,370		ACE Ltd	30,814
612,380		Aflac, Inc	35,591
1,543,100		AMP Ltd	5,968
1,200	e	Amtrust Financial Services, Inc	43
13,380		Arthur J. Gallagher & Co	584
131,054		Aspen Insurance Holdings Ltd	4,861
421,903		Assicurazioni Generali S.p.A.	7,375
78,885		AXA S.A.	1,555
30,787		Axis Capital Holdings Ltd	1,409
798,759	*	Berkshire Hathaway, Inc (Class B)	89,397
370,028		Chubb Corp	31,323
5,304	*,e	Citizens, Inc (Class A)	32
280,593		CNP Assurances	4,029
102,203		Delta Lloyd NV	2,048
1,400		Donegal Group, Inc (Class A)	19
4,146	*	eHealth, Inc	94
2,400		Employers Holdings, Inc	59
10,644		Endurance Specialty Holdings Ltd	548
1,155	*	Enstar Group Ltd	154
11,630		First American Financial Corp	256
608,847	*	Genworth Financial, Inc (Class A)	6,947
3,500	*	Hilltop Holdings, Inc	57
588,027		Insurance Australia Group Ltd	2,919
1,916		Kemper Corp	66
36,551		Marsh & McLennan Cos, Inc	1,459
4,850		Meadowbrook Insurance Group, Inc	39
123,177		Montpelier Re Holdings Ltd	3,081
75,286		Muenchener Rueckver AG.	13,831
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
59,105	*	National Financial Partners Corp	$1,496
700	*	Navigators Group, Inc	40
2,849,807		Old Mutual plc	7,823
13,746		PartnerRe Ltd	1,245
56,579		Platinum Underwriters Holdings Ltd	3,237
2,297		Primerica, Inc	86
357,357		Principal Financial Group	13,383
929,925		Progressive Corp	23,639
42,513		Protective Life Corp	1,633
481,793		Prudential Financial, Inc	35,185
912,978		Prudential plc	14,902
5,153		RenaissanceRe Holdings Ltd	447
89		RLI Corp	7
2,022,246		Royal & Sun Alliance Insurance Group plc	3,669
900		Safety Insurance Group, Inc	44
2,400		Selective Insurance Group, Inc	55
2,490		Stancorp Financial Group, Inc	123
1,244,153		Standard Life plc	6,547
13,455		Stewart Information Services Corp	352
169,853		Swiss Re Ltd	12,637
177,900		T&D Holdings, Inc	2,380
433,143		Travelers Cos, Inc	34,617
800		TrygVesta AS	66
2,328		United Fire & Casualty Co	58
10,000	e	Willis Group Holdings plc	408
		TOTAL INSURANCE	408,637

MATERIALS - 3.3%
52,958		Agnico-Eagle Mines Ltd	1,460
23,600		Agrium, Inc (Toronto)	2,046
96,390		Air Liquide	11,904
308,797		Air Products & Chemicals, Inc	28,277
23,600		Akzo Nobel NV	1,332
744,736		Alcoa, Inc	5,824
148,535	*,e	Allied Nevada Gold Corp	962
3,627,279		Alumina Ltd	3,228
128,690		AMCOL International Corp	4,078
92,400		Amcor Ltd	854
26,351		Aptargroup, Inc	1,455
232,000		Asahi Kasei Corp	1,531
63,073		Ball Corp	2,620
132,610		BASF AG.	11,828
48,884		Bemis Co, Inc	1,913
4,600		Boise, Inc	39
244,955		Boliden AB	3,036
19,621		Boral Ltd	75
56,508		Buckeye Technologies, Inc	2,093
8,161		Carpenter Technology Corp	368
44,916		Celanese Corp (Series A)	2,012
2,372	*	Clearwater Paper Corp	112
131,361		Commercial Metals Co	1,940
14,183		Compass Minerals International, Inc	1,199
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
295,427		CRH plc	$5,977
17,000		Daido Steel Co Ltd	86
5,617		Domtar Corp	374
9,400		DSM NV	613
36,695		Eastman Chemical Co	2,569
415,647		Ecolab, Inc	35,409
5,690	*	Ferro Corp	40
646,464		Fletcher Building Ltd	4,210
33,738	*	Flotek Industries, Inc	605
1,019,115	e	Fortescue Metals Group Ltd	2,805
111,806		Fresnillo plc	1,509
2,179		Givaudan S.A.	2,808
2,623		Globe Specialty Metals, Inc	28
94,290		H.B. Fuller Co	3,565
48,214		HeidelbergCement AG.	3,230
50,000		Hitachi Metals Ltd	560
900		Imerys S.A.	55
23,190		Innophos Holdings, Inc	1,094
9,797		International Flavors & Fragrances, Inc	736
238,995		International Paper Co	10,590
113,200		JFE Holdings, Inc	2,480
10,464		Johnson Matthey plc	418
48,900		JSR Corp	989
77,699		K&S AG.	2,872
18,000		Kaneka Corp	119
333,300		Kinross Gold Corp	1,708
643,000	*	Kobe Steel Ltd	795
7,764	*	Kraton Polymers LLC	165
10,783	e	Kronos Worldwide, Inc	175
58,000		Kuraray Co Ltd	813
46,374		Linde AG.	8,642
173,029	*	Louisiana-Pacific Corp	2,559
388,286		LyondellBasell Industries AF S.C.A	25,728
71,436	*,e	McEwen Mining, Inc	120
212,757		MeadWestvaco Corp	7,257
53,088		Minerals Technologies, Inc	2,195
120,960	e	Mitsui Chemicals, Inc	272
2,100		Myers Industries, Inc	32
2,220		Neenah Paper, Inc	71
360,702	e	Newcrest Mining Ltd	3,330
3,308,000		Nippon Steel Corp	8,913
31,500		Nitto Denko Corp	2,020
996,190		Norsk Hydro ASA	3,995
532,256		Nucor Corp	23,057
53,242		Orica Ltd	1,004
64,561	*	Owens-Illinois, Inc	1,794
11,843		PolyOne Corp	293
123,900		Potash Corp of Saskatchewan Toronto	4,726
322,338		Praxair, Inc	37,120
1,380		Quaker Chemical Corp	86
2,289,845		Rentech, Inc	4,809
38,970		Rexam plc	283
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
6,623		Rock-Tenn Co (Class A)	$661
15,925		Rockwood Holdings, Inc	1,020
144,474		Royal Gold, Inc	6,079
6,424	*	RTI International Metals, Inc	178
850		Schnitzer Steel Industries, Inc (Class A)	20
18,931		Sealed Air Corp	453
17,916		Sherwin-Williams Co	3,164
92,200		Shin-Etsu Chemical Co Ltd	6,102
215,146		Sigma-Aldrich Corp	17,289
802		Sika AG.	2,074
237,200		Silver Wheaton Corp	4,648
1,200		Stepan Co	67
74,982	*,e	Stillwater Mining Co	805
334,517		Stora Enso Oyj (R Shares)	2,240
360,000	*	Sumitomo Chemical Co Ltd	1,129
524,000		Sumitomo Metal Mining Co Ltd	5,837
42,000	e	Taiyo Nippon Sanso Corp	290
485,500	e	Teck Cominco Ltd	10,373
74,000		Teijin Ltd	162
305,000		Toray Industries, Inc	1,971
117,300		Toyo Seikan Kaisha Ltd	1,806
69,914		Tredegar Corp	1,797
15,649		Umicore	650
198,855		UPM-Kymmene Oyj	1,949
60,125		Valspar Corp	3,888
4,790		Wausau Paper Corp	55
14,852		Westlake Chemical Corp	1,432
300,696		Worthington Industries, Inc	9,535
		TOTAL MATERIALS	401,563

MEDIA - 1.7%
5,927		Arbitron, Inc	275
185,416		Cablevision Systems Corp (Class A)	3,119
19,805		Cinemark Holdings, Inc	553
10,955		Clear Channel Outdoor Holdings, Inc (Class A)	82
126,178	*,e	Digital Generation, Inc	930
400,775	*	Discovery Communications, Inc (Class A)	30,944
57,029	*	Discovery Communications, Inc (Class C)	3,973
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	1,342
22,935		Fisher Communications, Inc	942
1,900		JC Decaux S.A.	52
10,069		John Wiley & Sons, Inc (Class A)	404
235,872	*	Journal Communications, Inc (Class A)	1,767
15,813		Lagardere S.C.A.	441
71,532	*	Liberty Global plc	4,856
389,156	*	Liberty Global plc (Class A)	28,829
68,352	*	Liberty Media Corp	8,664
10,000	*	Madison Square Garden, Inc	592
215,655	*,e	McClatchy Co (Class A)	492
228,929	*,e	New York Times Co (Class A)	2,532
551,411		Pearson plc	9,806
18,429		ProSiebenSat.1 Media AG.	790
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
1,550		Scholastic Corp	$45
15,051		Scripps Networks Interactive (Class A)	1,005
1,067,000	e	Singapore Press Holdings Ltd	3,507
364,481		Time Warner Cable, Inc	40,997
745,729		Time Warner, Inc	43,118
52,156	e	Valassis Communications, Inc	1,282
46,200		Wolters Kluwer NV	979
683,960		WPP plc	11,691
		TOTAL MEDIA	204,009

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
1,969	*	Acorda Therapeutics, Inc	65
68,628		Actelion Ltd	4,134
17,804	*,e	Affymetrix, Inc	79
375,014		Agilent Technologies, Inc	16,036
107,729	*	Akorn, Inc	1,456
324,767		Amgen, Inc	32,042
634,293	*	Ariad Pharmaceuticals, Inc	11,094
174,280		Astellas Pharma, Inc	9,468
13,554	*	Auxilium Pharmaceuticals, Inc	225
75,389	*,e	AVEO Pharmaceuticals, Inc	188
194,745	*	Biogen Idec, Inc	41,909
57,262	*	Biovail Corp (Toronto)	4,937
1,097,635		Bristol-Myers Squibb Co	49,053
8,887	*	Cadence Pharmaceuticals, Inc	61
9,467	*	Cambrex Corp	132
57,720	*	Cepheid, Inc	1,987
180,400		Chugai Pharmaceutical Co Ltd	3,734
19,300		Dainippon Sumitomo Pharma Co Ltd	255
23,451	*	Depomed, Inc	132
49,400		Eisai Co Ltd	2,013
130,212	*	Endo Pharmaceuticals Holdings, Inc	4,790
4,519	*	Fluidigm Corp	79
978,508	*	Gilead Sciences, Inc	50,110
963,615		GlaxoSmithKline plc	24,087
4,270	*,e	Immunogen, Inc	71
15,329	*,e	Immunomedics, Inc	83
117,675	*,e	Incyte Corp	2,589
1,190,626		Johnson & Johnson	102,227
145,415	*	Life Technologies Corp	10,762
1,526,938		Merck & Co, Inc	70,926
22,815		Merck KGaA	3,470
1,392	*	Mettler-Toledo International, Inc	280
2,769	*	Momenta Pharmaceuticals, Inc	42
243,310	*	Nektar Therapeutics	2,810
429,250		Novartis AG.	30,404
91,145		Novo Nordisk AS (Class B)	14,170
87,050	e	PDL BioPharma, Inc	672
12,565		PerkinElmer, Inc	408
134,425		Roche Holding AG.	33,364
83,791	*	Salix Pharmaceuticals Ltd	5,543
85,573	*,e	Sangamo Biosciences, Inc	668
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
232,800		Takeda Pharmaceutical Co Ltd	$10,498
2,965		Techne Corp	205
1,800		Tsumura & Co	53
16,960	*	United Therapeutics Corp	1,116
103,739	*	Vertex Pharmaceuticals, Inc	8,286
10,081	*	Viropharma, Inc	289
240,243	*,e	Vivus, Inc	3,022
61,330	*	Waters Corp	6,136
10,632	*	Xenoport, Inc	53
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	566,213

REAL ESTATE - 2.2%
58,900		Aeon Mall Co Ltd	1,461
10,892		American Campus Communities, Inc	443
445,452		American Tower Corp	32,594
890,368		Annaly Capital Management, Inc	11,192
120,047		Boston Properties, Inc	12,661
248,240		British Land Co plc	2,138
2,125,000		CapitaLand Ltd	5,134
3,498,000		CapitaMall Trust	5,489
553,000		CapitaMalls Asia Ltd	793
195,955	*	CBRE Group, Inc	4,578
192,000		CFS Gandel Retail Trust	350
151,000		City Developments Ltd	1,270
12,843		Colonial Properties Trust	310
207,000		Daiwa House Industry Co Ltd	3,856
2,200,199		DB RREEF Trust	2,146
22,121		Douglas Emmett, Inc	552
165,551		Duke Realty Corp	2,581
129,435		Equity Residential	7,515
17,634		Federal Realty Investment Trust	1,828
300,754		First Industrial Realty Trust, Inc	4,562
2,732	*	Forest City Enterprises, Inc (Class A)	49
15,042		Gecina S.A.	1,662
435,396		GPT Group (ASE)	1,529
533,654		HCP, Inc	24,249
100,025		Health Care REIT, Inc	6,705
12,227		Healthcare Realty Trust, Inc	312
736,502		Host Marriott Corp	12,425
82,000		Keppel Land Ltd	216
291,636		Land Securities Group plc	3,917
16,682		LaSalle Hotel Properties	412
59,200		Lend Lease Corp Ltd	451
381,212		Liberty International plc	1,812
37,196		Liberty Property Trust	1,375
54,403		Macerich Co	3,317
160,440		Macquarie Goodman Group	713
14,597		Medical Properties Trust, Inc	209
12,227		Mid-America Apartment Communities, Inc	829
726,832		Mirvac Group	1,064
305,810		Mitsui Fudosan Co Ltd	8,991
13,546		Post Properties, Inc	670
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
338,303		Prologis, Inc	$12,761
269,490		RAIT Investment Trust	2,027
92,736		Ryman Hospitality Properties	3,618
623,984		Segro plc	2,647
250,750		Simon Property Group, Inc	39,598
1,155,410		Stockland Trust Group	3,676
35,276		Unibail-Rodamco	8,216
92,125		Ventas, Inc	6,399
142,947		Vornado Realty Trust	11,843
		TOTAL REAL ESTATE	263,145

RETAILING - 2.5%
8,224		Aaron’s, Inc	230
16,615		Advance Auto Parts, Inc	1,349
127,624		American Eagle Outfitters, Inc	2,330
32,439	*	Ann Taylor Stores Corp	1,077
47,511	*	Autozone, Inc	20,130
19,109	*,e	Barnes & Noble, Inc	305
214,041	*	Bed Bath & Beyond, Inc	15,175
132,772		Best Buy Co, Inc	3,629
810	*	Blue Nile, Inc	31
7,961	*	Cabela’s, Inc	515
7,000	e	Canadian Tire Corp Ltd	527
81,708	*	Carmax, Inc	3,772
12,500		Fast Retailing Co Ltd	4,219
7,165		Finish Line, Inc (Class A)	157
67,898		Foot Locker, Inc	2,385
511,369		Gap, Inc	21,339
262,371		Genuine Parts Co	20,483
23,293		GNC Holdings, Inc	1,030
2,200		Haverty Furniture Cos, Inc	51
197,899		Hennes & Mauritz AB (B Shares)	6,511
39,551		HSN, Inc	2,125
48,910		Inditex S.A.	6,033
50,000		Jardine Cycle & Carriage Ltd	1,672
41,054	*,e	JC Penney Co, Inc	701
417,700		Kingfisher plc	2,178
235,947		Kohl’s Corp	11,918
2,891,620	e	Li & Fung Ltd	3,941
756,126	*	Liberty Media Holding Corp (Interactive A)	17,398
19,712	*	LKQ Corp	507
1,012,261		Lowe’s Companies, Inc	41,402
203,285		Macy’s, Inc	9,758
210,991		Marks & Spencer Group plc	1,380
676	*,e	NetFlix, Inc	143
6,288	*	New York & Co, Inc	40
6,625		Next plc	459
66,728		Nordstrom, Inc	4,000
150,056	*,e	Office Depot, Inc	581
25,011	e	OfficeMax, Inc	256
9,311	*	O’Reilly Automotive, Inc	1,049
39,348		Petsmart, Inc	2,636
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
35,119		Pier 1 Imports, Inc	$825
147	e	PPR	30
16,391		Ross Stores, Inc	1,062
23,447	*	Sally Beauty Holdings, Inc	729
9,136	*	Shutterfly, Inc	510
14,679		Signet Jewelers Ltd	990
567,973		Staples, Inc	9,008
3,300		Stein Mart, Inc	45
585,949		Target Corp	40,348
16,714		Tiffany & Co	1,217
736,291		TJX Companies, Inc	36,859
8,500	*	TripAdvisor, Inc	517
10,000	*	Tuesday Morning Corp	104
11,100	e	Yamada Denki Co Ltd	449
		TOTAL RETAILING	306,115

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
80,003	*	Advanced Energy Industries, Inc	1,393
66,931	*,e	Advanced Micro Devices, Inc	273
10,479		Analog Devices, Inc	472
1,971,232		Applied Materials, Inc	29,391
82,331		ASML Holding NV	6,499
15,582	*,e	Cirrus Logic, Inc	271
22,358	e	Cypress Semiconductor Corp	240
5,894	*,e	Freescale Semiconductor Holdings Ltd	80
558	*	Hittite Microwave Corp	32
2,744,915		Intel Corp	66,482
6,138	*	International Rectifier Corp	129
21,682	*	Lam Research Corp	961
9,064	e	Microchip Technology, Inc	338
1,140		MKS Instruments, Inc	30
541,931	*	ON Semiconductor Corp	4,379
24,898	*	RF Micro Devices, Inc	133
97,903	*	Skyworks Solutions, Inc	2,143
266,513		STMicroelectronics NV	2,395
12,343	*,e	SunPower Corp	255
40,230	*,e	Teradyne, Inc	707
1,006,837		Texas Instruments, Inc	35,108
6,900		Tokyo Electron Ltd	349
41,101	*	Triquint Semiconductor, Inc	285
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	152,345

SOFTWARE & SERVICES - 4.3%
527,384		Accenture plc	37,951
120,273	*,e	Active Network, Inc	910
528,194	*	Adobe Systems, Inc	24,065
1,660	*	Advent Software, Inc	58
36,515	*,e	Angie’s List, Inc	969
154,046		AOL, Inc	5,620
1,856	*	Aspen Technology, Inc	53
2,133		Atos Origin S.A.	159
201,046	*	Autodesk, Inc	6,823
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
128,405		Broadridge Financial Solutions, Inc	$3,413
485,524		CA, Inc	13,901
24,502	*	Cadence Design Systems, Inc	355
37,120		Cap Gemini S.A.	1,803
24,400	*	CGI Group, Inc	715
494,769	*	Cognizant Technology Solutions Corp (Class A)	30,977
124,867		Compuware Corp	1,292
6,178	*	comScore, Inc	151
20,058		Convergys Corp	350
33,183	*,e	Demand Media, Inc	199
5,179	*,e	E2open, Inc	91
2,100		EPIQ Systems, Inc	28
6,214	e	Factset Research Systems, Inc	633
5,718		Fair Isaac Corp	262
30,365	*	Fortinet, Inc	531
13,395		Global Payments, Inc	620
112,687	*	Google, Inc (Class A)	99,206
2,815	*,e	Higher One Holdings, Inc	33
91,530	*	Informatica Corp	3,202
480,215		International Business Machines Corp	91,774
402,600		Intuit, Inc	24,571
1,740	e	j2 Global, Inc	74
16,979	*	Limelight Networks, Inc	38
28,341	*,e	Liquidity Services, Inc	983
3,035	*	NetSuite, Inc	278
19,743	*	NeuStar, Inc (Class A)	961
10,700		Nomura Research Institute Ltd	347
204		NTT Data Corp	727
3,900		Open Text Corp	267
6,221	*,e	OpenTable, Inc	398
1,983,922		Oracle Corp	60,946
22,849	*	QuinStreet, Inc	197
10,721	*	Responsys, Inc	153
7,887	*	Rovi Corp	180
563,864	*	Salesforce.com, Inc	21,528
228,532		SAP AG.	16,688
10,057	*	Seachange International, Inc	118
23,784	*	ServiceSource International LLC	222
4,823	*	SolarWinds, Inc	187
2,000	*	SPS Commerce, Inc	110
948,597		Symantec Corp	21,315
6,468		Syntel, Inc	407
20,999	*	Teradata Corp	1,055
507	*	Ultimate Software Group, Inc	59
16,010	*	Unisys Corp	353
14,487	*	Valueclick, Inc	358
1,410,045	*	Yahoo!, Inc	35,406
		TOTAL SOFTWARE & SERVICES	514,070

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
8,103	e	Adtran, Inc	199
4,847	*	ARRIS Group, Inc	70
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
116,347	*,e	Aruba Networks, Inc	$1,787
11,531	*	Avid Technology, Inc	68
2,571	*	Benchmark Electronics, Inc	52
900		Black Box Corp	23
3,303	*	Calix Networks, Inc	33
254,100	e	Canon, Inc	8,328
2,778,259		Cisco Systems, Inc	67,540
53,700		Citizen Watch Co Ltd	300
4,800		Cognex Corp	217
909		Coherent, Inc	50
208,957		Corning, Inc	2,973
203,162	*	Cray, Inc	3,990
2,443,141		Dell, Inc	32,616
4,840	*	Digi International, Inc	45
3,605	*	DTS, Inc	74
1,318	*	Electronics for Imaging, Inc	37
1,720,163		EMC Corp	40,630
1,358		FEI Co	99
103,068	*,e	Finisar Corp	1,747
90,753	*	Flextronics International Ltd	702
195,900		Fuji Folms Holdings Corp	4,309
592,000		Fujitsu Ltd	2,449
37,319	*,e	Fusion-io, Inc	531
1,667,389		Hewlett-Packard Co	41,351
5,600		Hitachi High-Technologies Corp	135
59,600	*	Ibiden Co Ltd	928
43,639	*	Ingram Micro, Inc (Class A)	829
11,659	*	Insight Enterprises, Inc	207
1,676	e	InterDigital, Inc	75
5,000	*,e	InvenSense, Inc	77
30,066	e	IPG Photonics Corp	1,826
1,920	*	Itron, Inc	81
24,389		Jabil Circuit, Inc	497
188,500		Konica Minolta Holdings, Inc	1,419
34,600	*	Kyocera Corp	3,520
54,381	e	Lexmark International, Inc (Class A)	1,662
1,068		Littelfuse, Inc	80
900	e	Molex, Inc	26
162,704		Motorola, Inc	9,393
32,300		Murata Manufacturing Co Ltd	2,457
2,100		National Instruments Corp	59
7,919	*	Netgear, Inc	242
45,500		Omron Corp	1,357
69,596	*	Oplink Communications, Inc	1,209
500	*	OSI Systems, Inc	32
1,774		Plantronics, Inc	78
1,420	*	Plexus Corp	42
231,781	*	Power-One, Inc	1,465
3,167	*,e	Procera Networks, Inc	44
53,913	*	QLogic Corp	515
847,188		Qualcomm, Inc	51,746
23,440	*,e	RealD, Inc	326
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
2,500	*	Rofin-Sinar Technologies, Inc	$62
1,300	*	Scansource, Inc	42
6,268	*	Super Micro Computer, Inc	67
1,417	*	SYNNEX Corp	60
48,800		TDK Corp	1,682
4,637	*	Tech Data Corp	218
13,773	*	TTM Technologies, Inc	116
10,708	*,e	Universal Display Corp	301
2,708	*	Vishay Precision Group, Inc	41
2,622,193		Xerox Corp	23,783
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	316,919

TELECOMMUNICATION SERVICES - 1.4%
22,599	*,e	Boingo Wireless, Inc	140
137,474		BT Group plc	645
9,017	*	Cbeyond Communications, Inc	71
941,277		CenturyTel, Inc	33,274
161,417	*	Cincinnati Bell, Inc	494
320,847	*	Crown Castle International Corp	23,226
1,648,150	e	Frontier Communications Corp	6,675
5,000	*,e	Iridium Communications, Inc	39
178,800		KDDI Corp	9,311
29,997	*	Level 3 Communications, Inc	632
102,800		Nippon Telegraph & Telephone Corp	5,358
5,326		NTT DoCoMo, Inc	8,286
86,400	e	Rogers Communications, Inc (Class B)	3,385
23,411	*	SBA Communications Corp (Class A)	1,735
166,700		Softbank Corp	9,704
3,662,020	*	Sprint Nextel Corp	25,707
14,008		Swisscom AG.	6,132
699,891		TeliaSonera AB	4,561
68,610	*	tw telecom inc (Class A)	1,931
2,448		US Cellular Corp	90
1,580		USA Mobility, Inc	21
8,830,263		Vodafone Group plc	25,305
728,258	e	Windstream Corp	5,615
		TOTAL TELECOMMUNICATION SERVICES	172,337

TRANSPORTATION - 1.5%
42,365		Abertis Infraestructuras S.A. (Continuous)	738
11,311	*	Alaska Air Group, Inc	588
5,665		Allegiant Travel Co	600
639,647		Auckland International Airport Ltd	1,471
104,766		Autostrade S.p.A.	1,709
24,956	*	Avis Budget Group, Inc	718
101,600		Canadian National Railway Co	9,892
1,437,000		Cathay Pacific Airways Ltd	2,501
30,500		Central Japan Railway Co	3,717
3		CH Robinson Worldwide, Inc	0	^
1,070,310		CSX Corp	24,821
134,669		Deutsche Lufthansa AG.	2,728
534,498		Deutsche Post AG.	13,265
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
71,700		East Japan Railway Co	$5,581
8,074	*	Echo Global Logistics, Inc	157
5		Expeditors International of Washington, Inc	0	^
5,413		Fraport AG. Frankfurt Airport Services Worldwide	327
231	*	Genesee & Wyoming, Inc (Class A)	20
3,331		J.B. Hunt Transport Services, Inc	241
103,000	*	Mitsui OSK Lines Ltd	400
2,037,197		MTR Corp	7,486
265,109		Norfolk Southern Corp	19,260
413,000		Singapore Airlines Ltd	3,297
228,000		Tokyu Corp	1,493
104,281		Transurban Group	644
160,145		Union Pacific Corp	24,707
554,151		United Parcel Service, Inc (Class B)	47,923
		TOTAL TRANSPORTATION	174,284

UTILITIES - 2.4%
2,050	e	Acciona S.A.	108
29,896		AGL Energy Ltd	396
4,000		American States Water Co	215
13,544		American Water Works Co, Inc	558
257,758	*	Calpine Corp	5,472
255,104		Centerpoint Energy, Inc	5,992
837,282		Centrica plc	4,580
574		Chesapeake Utilities Corp	30
380,249		Cleco Corp	17,655
881,500		CLP Holdings Ltd	7,126
419,272		Consolidated Edison, Inc	24,448
211,007		Contact Energy Ltd	835
163,593		Duke Energy Corp	11,043
2,474		Empire District Electric Co	55
28,688		Enel Green Power S.p.A	60
714,259	e	Energias de Portugal S.A.	2,304
2,769,736		Hong Kong & China Gas Ltd	6,758
1,072,186		Iberdrola S.A.	5,666
7,771		Integrys Energy Group, Inc	455
14,435		MDU Resources Group, Inc	374
65,300		MGE Energy, Inc	3,576
1,088,320		National Grid plc	12,337
29,147		New Jersey Resources Corp	1,210
443,338		NextEra Energy, Inc	36,123
620,350		NiSource, Inc	17,767
334,247		Northeast Utilities	14,045
455,474		NV Energy, Inc	10,685
68,613		Oest Elektrizitatswirts AG. (Class A)	1,301
153,232		Oneok, Inc	6,330
1,420	e	Ormat Technologies, Inc	33
51,000		Osaka Gas Co Ltd	215
814,693	e	Pepco Holdings, Inc	16,424
486,755		PG&E Corp	22,259
214,764		Piedmont Natural Gas Co, Inc	7,246
11,683		Pinnacle West Capital Corp	648
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)
9,375		PNM Resources, Inc			$208
455,571		Scottish & Southern Energy plc			10,550
253,916		Sempra Energy			20,760
27,089		SJW Corp			710
69,460		South Jersey Industries, Inc			3,988
54,917		SP AusNet			59
50,626		Suez Environnement S.A.			654
27,532		TECO Energy, Inc			473
658,790		Tokyo Gas Co Ltd			3,635
11,190		UGI Corp			438
5,427		UNS Energy Corp			243
6,615		Vectren Corp			224
14,905		Westar Energy, Inc			476
27,296		WGL Holdings, Inc			1,180
42,159		Wisconsin Energy Corp			1,728
98,438		Xcel Energy, Inc			2,790
		TOTAL UTILITIES			292,445
		TOTAL COMMON STOCKS			7,151,276
		(Cost $5,291,741)

PREFERRED STOCKS - 0.2%
BANKS - 0.2%
233,115	*	Federal Home Loan Mortgage Corp (FHLMC)			1,084
740,991	*	Federal National Mortgage Association (FNMA)			3,372
14,500	*,e	M&T Bank Corp			15,080
		TOTAL BANKS			19,536
		TOTAL PREFERRED STOCKS			19,536
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
302,250		Repsol S.A.			168
		TOTAL ENERGY			168

RETAILING - 0.0%
147		Groupe Fnac			0	^
		TOTAL RETAILING			0	^

		TOTAL RIGHTS / WARRANTS			168
		(Cost $178)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 10.7%
GOVERNMENT AGENCY DEBT - 0.4%
$51,600,000	w	Federal Home Loan Bank (FHLB)	0.065%	08/07/13	51,597
		TOTAL GOVERNMENT AGENCY DEBT			51,597

394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
TREASURY DEBT - 7.6%
$18,000,000	w	United States Treasury Bill	0.093%	07/11/13	$18,000
118,700,000	w	United States Treasury Bill	0.090-0.100	07/18/13	118,694
101,000,000	w	United States Treasury Bill	0.070-0.100	07/25/13	100,994
75,000,000	w	United States Treasury Bill	0.100	08/01/13	74,994
45,000,000	w	United States Treasury Bill	0.074-0.085	08/08/13	44,996
5,000,000		United States Treasury Bill	0.040	08/15/13	5,000
119,500,000	w	United States Treasury Bill	0.048-0.090	08/22/13	119,486
1,500,000		United States Treasury Bill	0.091	09/05/13	1,500
7,100,000		United States Treasury Bill	0.051	09/12/13	7,100
26,500,000	w	United States Treasury Bill	0.071	09/19/13	26,498
65,000,000	w	United States Treasury Bill	0.040-0.060	09/26/13	64,995
61,000,000	w	United States Treasury Bill	0.050	10/03/13	60,993
68,000,000	w	United States Treasury Bill	0.066-0.081	10/17/13	67,989
14,000,000	w	United States Treasury Bill	0.060	11/07/13	13,997
17,000,000	w	United States Treasury Bill	0.070	11/14/13	16,996
50,000,000	w	United States Treasury Bill	0.075	12/12/13	49,985
38,000,000	w	United States Treasury Bill	0.095	03/06/14	37,972
80,000,000	w	United States Treasury Bill	0.105	05/01/14	79,919
		TOTAL TREASURY DEBT			910,108

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%
COMMERCIAL PAPER - 0.2%
22,000,000		Federal Home Loan Bank (FHLB)	5.500	07/19/13	21,999
		TOTAL COMMERCIAL PAPER			21,999

TREASURY DEBT - 2.5%
9,000,000		United States Treasury Bill	0.080	07/18/13	9,000
23,700,000		United States Treasury Bill	0.080	08/01/13	23,698
2,000,000		United States Treasury Bill	0.085	08/08/13	2,000
40,000,000		United States Treasury Bill	0.082	08/15/13	39,995
50,000,000		United States Treasury Bill	0.070-0.100	09/19/13	49,996
23,000,000		United States Treasury Bill	0.040	09/26/13	22,998
50,000,000		United States Treasury Bill	0.060	10/03/13	49,994
24,000,000		United States Treasury Bill	0.040	10/10/13	23,997
10,000,000		United States Treasury Bill	0.045	10/17/13	9,998
15,000,000		United States Treasury Bill	0.055	11/07/13	14,997
10,000,000		United States Treasury Bill	0.060	11/21/13	9,997
40,000,000		United States Treasury Bill	0.075	12/12/13	39,988
10,000,000		United States Treasury Bill	0.092	12/19/13	9,996
		TOTAL TREASURY DEBT			306,654

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			328,653

		TOTAL SHORT-TERM INVESTMENTS			1,290,358
		(Cost $1,290,346)
		TOTAL INVESTMENTS - 109.7%			13,215,017
		(Cost $11,363,690)
		OTHER ASSETS & LIABILITIES, NET - (9.7)%			(1,168,129)
		NET ASSETS - 100.0%			$12,046,888
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $337,614,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2013 the aggregate value of these securities amounted to $497,941,000 or 4.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
396

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 100.0%

CERTIFICATE OF DEPOSIT - 3.4%
$30,000,000		Bank of Montreal	0.150%	07/22/13	$30,000
50,000,000		Bank of Nova Scotia	0.130	08/19/13	50,000
50,000,000		Bank of Nova Scotia	0.130	08/20/13	50,000
35,000,000		Toronto-Dominion Bank	0.160	07/09/13	35,000
50,000,000		Toronto-Dominion Bank	0.170	07/16/13	50,000
50,000,000		Toronto-Dominion Bank	0.110	07/22/13	50,000
20,000,000		Toronto-Dominion Bank	0.130	07/22/13	20,000
20,000,000		Toronto-Dominion Bank	0.180	07/24/13	20,000
30,000,000		Toronto-Dominion Bank	0.160	08/09/13	30,000
50,000,000		Toronto-Dominion Bank	0.160	08/27/13	50,000
22,000,000	i	Toronto-Dominion Bank	0.724	11/01/13	22,037
		TOTAL CERTIFICATE OF DEPOSIT			407,037

COMMERCIAL PAPER - 32.0%
20,700,000	y	Australia & New Zealand Banking Group Ltd	0.210	07/22/13	20,697
13,800,000	y	Australia & New Zealand Banking Group Ltd	0.165	08/01/13	13,798
40,000,000	y	Australia & New Zealand Banking Group Ltd	0.165-0.170	08/02/13	39,994
4,250,000	y	Australia & New Zealand Banking Group Ltd	0.190	08/07/13	4,249
10,000,000	y	Australia & New Zealand Banking Group Ltd	0.170	08/08/13	9,998
20,000,000	y	Australia & New Zealand Banking Group Ltd	0.165	08/28/13	19,995
20,000,000	y	Australia & New Zealand Banking Group Ltd	0.165	08/29/13	19,995
15,000,000	y	Australia & New Zealand Banking Group Ltd	0.170	09/10/13	14,995
10,000,000	y	Australia & New Zealand Banking Group Ltd	0.175	09/30/13	9,996
5,000,000		Bank of Nova Scotia	0.185	07/09/13	5,000
8,000,000		Bank of Nova Scotia	0.130	08/16/13	7,999
20,000,000		Bank of Nova Scotia	0.230	09/09/13	19,991
7,210,000	y	Coca-Cola Co	0.175	07/11/13	7,210
3,850,000	y	Coca-Cola Co	0.135	07/12/13	3,850
12,000,000	y	Coca-Cola Co	0.140	07/17/13	11,999
20,000,000	y	Coca-Cola Co	0.080	07/18/13	19,999
16,500,000	y	Coca-Cola Co	0.190	08/01/13	16,497
15,000,000	y	Coca-Cola Co	0.160	08/05/13	14,998
35,500,000	y	Coca-Cola Co	0.130	08/06/13	35,495
25,000,000	y	Coca-Cola Co	0.090	08/09/13	24,998
20,000,000	y	Coca-Cola Co	0.110	08/13/13	19,997
7,700,000	y	Coca-Cola Co	0.115	08/21/13	7,699
50,000,000	y	Coca-Cola Co	0.100	08/23/13	49,993
24,230,000	y	Coca-Cola Co	0.105-0.110	09/09/13	24,225
34,350,000	y	Coca-Cola Co	0.110-0.120	09/13/13	34,342
39,685,000	y	Coca-Cola Co	0.150-0.170	09/17/13	39,670
15,370,000	y	Coca-Cola Co	0.125	10/08/13	15,365
26,899,000	y	Coca-Cola Co	0.135	10/23/13	26,887
3,620,000	y	Coca-Cola Co	0.190	11/18/13	3,617
35,500,000	y	Coca-Cola Co	0.185	11/21/13	35,474
5,067,000	y	Coca-Cola Co	0.190	01/06/14	5,062
397

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$25,000,000	y	Commonwealth Bank of Australia	0.185%	07/03/13	$25,000
51,300,000	y	Commonwealth Bank of Australia	0.180-0.185	07/08/13	51,298
5,000,000	y	Commonwealth Bank of Australia	0.180	07/15/13	5,000
10,000,000	y	Commonwealth Bank of Australia	0.160	07/22/13	9,999
21,000,000	y	Commonwealth Bank of Australia	0.240	08/20/13	20,993
20,000,000	y	Commonwealth Bank of Australia	0.165	09/03/13	19,994
20,000,000	y	Commonwealth Bank of Australia	0.170	09/05/13	19,994
10,000,000	y	Commonwealth Bank of Australia	0.235	10/22/13	9,992
25,000,000		Exxon Mobil Corp	0.060	07/10/13	25,000
75,000,000		Exxon Mobil Corp	0.075-0.085	07/18/13	74,997
30,000,000		Exxon Mobil Corp	0.080	07/25/13	29,998
55,000,000		Exxon Mobil Corp	0.070	07/30/13	54,996
30,000,000		Exxon Mobil Corp	0.085	08/01/13	29,998
20,000,000		Exxon Mobil Corp	0.075	08/05/13	19,999
7,874,000	y	Fairway Finance LLC	0.115	07/01/13	7,874
32,000,000	y	Fairway Finance LLC	0.150	07/02/13	32,000
21,979,000	y	Fairway Finance LLC	0.150	07/08/13	21,978
47,725,000	y	Fairway Finance LLC	0.190-0.195	07/10/13	47,723
2,307,000	y	Fairway Finance LLC	0.230	07/16/13	2,307
10,000,000	y	Fairway Finance LLC	0.180	07/22/13	9,999
15,000,000	y	Fairway Finance LLC	0.170	08/06/13	14,997
40,000,000	y	Fairway Finance LLC	0.150	08/13/13	39,993
15,000,000	y	Fairway Finance LLC	0.165	08/30/13	14,996
6,226,000	y	Fairway Finance LLC	0.170	09/10/13	6,224
25,000,000	y	Fairway Finance LLC	0.185	09/17/13	24,990
16,700,000	y	Fairway Finance LLC	0.175	09/24/13	16,693
11,970,000		General Electric Capital Corp	0.180	07/10/13	11,969
30,000,000		General Electric Capital Corp	0.180	07/29/13	29,996
52,090,000		General Electric Capital Corp	0.180	08/02/13	52,082
40,000,000		General Electric Capital Corp	0.180	08/20/13	39,990
20,000,000		General Electric Capital Corp	0.180	08/21/13	19,995
20,000,000		General Electric Capital Corp	0.180	09/24/13	19,991
10,000,000		General Electric Capital Corp	0.200	10/04/13	9,995
20,000,000		General Electric Capital Corp	0.200	10/21/13	19,988
30,000,000		General Electric Capital Corp	0.180	11/04/13	29,981
38,700,000	y	Hydro-Quebec	0.135-0.140	07/16/13	38,698
29,441,000	y	Johnson & Johnson	0.070	07/09/13	29,440
3,170,000		JPMorgan Chase Bank NA	0.200	09/09/13	3,169
4,079,000		JPMorgan Chase Bank NA	0.250	09/13/13	4,077
66,000,000	y	Liberty Street Funding LLC	0.145-0.160	07/09/13	65,998
24,700,000	y	Liberty Street Funding LLC	0.200-0.210	07/11/13	24,698
25,000,000	y	Liberty Street Funding LLC	0.150	07/18/13	24,998
10,320,000	y	Liberty Street Funding LLC	0.170	08/12/13	10,318
25,000,000	y	Liberty Street Funding LLC	0.180	08/19/13	24,994
35,000,000	y	Liberty Street Funding LLC	0.190	09/27/13	34,984
8,000,000	y	Merck & Co, Inc	0.080	07/18/13	8,000
50,000,000	y	Merck & Co, Inc	0.120	08/21/13	49,991
50,000,000	y	Merck & Co, Inc	0.120	08/22/13	49,991
7,000,000	y	Merck & Co, Inc	0.120	08/23/13	6,999
35,000,000	y	National Australia Funding Delaware, Inc	0.180	07/01/13	35,000
15,000,000	y	National Australia Funding Delaware, Inc	0.180	07/09/13	14,999
20,000,000	y	National Australia Funding Delaware, Inc	0.180	07/16/13	19,999
398

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$30,000,000	y	National Australia Funding Delaware, Inc	0.170%	07/23/13	$29,997
32,500,000	y	National Australia Funding Delaware, Inc	0.160-0.250	08/05/13	32,493
10,000,000	y	National Australia Funding Delaware, Inc	0.150	08/19/13	9,998
10,000,000	y	National Australia Funding Delaware, Inc	0.165	08/21/13	9,998
2,210,000	y	National Australia Funding Delaware, Inc	0.160	08/26/13	2,209
10,000,000	y	National Australia Funding Delaware, Inc	0.170	09/04/13	9,997
3,200,000	y	National Australia Funding Delaware, Inc	0.175	09/10/13	3,199
8,500,000	y	National Australia Funding Delaware, Inc	0.180	09/17/13	8,497
2,000,000	y	National Australia Funding Delaware, Inc	0.180	09/24/13	1,999
6,950,000	y	National Australia Funding Delaware, Inc	0.270	10/21/13	6,944
45,000,000	y	Nestle Capital Corp	0.120	07/08/13	44,999
15,000,000	y	Nestle Capital Corp	0.135	07/16/13	14,999
25,000,000	y	Nestle Capital Corp	0.150	07/23/13	24,998
15,000,000	y	Nestle Capital Corp	0.125	07/31/13	14,998
35,025,000	y	Nestle Capital Corp	0.120	08/15/13	35,020
2,000,000	y	Nestle Capital Corp	0.125	08/20/13	2,000
40,600,000	y	Nestle Capital Corp	0.120-0.160	08/26/13	40,591
18,000,000	y	Nestle Capital Corp	0.110	09/04/13	17,996
8,425,000	y	Novartis Finance Corp	0.060	07/02/13	8,425
20,000,000	y	Old Line Funding LLC	0.210	08/07/13	19,996
20,000,000	y	Old Line Funding LLC	0.170	08/19/13	19,995
20,000,000	y	Old Line Funding LLC	0.200	09/05/13	19,993
16,000,000	y	Old Line Funding LLC	0.190	09/16/13	15,994
5,595,000	y	Old Line Funding LLC	0.200	09/20/13	5,592
6,000,000	y	Old Line Funding LLC	0.190	09/23/13	5,997
9,306,000	y	Old Line Funding LLC	0.200	10/08/13	9,301
20,000,000	y	Old Line Funding LLC	0.200	10/11/13	19,989
37,700,000	y	Old Line Funding LLC	0.200	10/29/13	37,675
8,000,000		PACCAR Financial Corp	0.080	07/01/13	8,000
11,300,000		PACCAR Financial Corp	0.090	07/02/13	11,300
6,300,000		PACCAR Financial Corp	0.150	07/11/13	6,300
15,100,000		PACCAR Financial Corp	0.150	07/22/13	15,099
33,825,000		PACCAR Financial Corp	0.145	08/01/13	33,821
11,000,000		PACCAR Financial Corp	0.145	08/09/13	10,998
16,850,000		PACCAR Financial Corp	0.125	09/12/13	16,846
10,800,000	y	Pfizer, Inc	0.050	07/02/13	10,800
8,500,000	y	Procter & Gamble Co	0.060	07/11/13	8,500
8,000,000	y	Procter & Gamble Co	0.100	08/05/13	7,999
12,500,000	y	Procter & Gamble Co	0.105	09/13/13	12,497
23,000,000	y	Procter & Gamble Co	0.150	11/06/13	22,988
40,000,000		Province of British Columbia	0.130	07/11/13	39,999
55,000,000		Province of British Columbia	0.125	07/16/13	54,997
32,000,000		Province of British Columbia	0.135	07/17/13	31,998
51,000,000		Province of British Columbia	0.140	07/19/13	50,996
50,000,000		Province of British Columbia	0.140	07/24/13	49,996
20,240,000		Province of British Columbia	0.140	07/25/13	20,238
5,000,000		Province of British Columbia	0.120	09/05/13	4,999
28,845,000		Province of British Columbia	0.100	09/09/13	28,839
30,010,000		Province of Ontario Canada	0.075-0.120	07/02/13	30,010
18,745,000		Province of Ontario Canada	0.140	07/03/13	18,745
42,000,000		Province of Ontario Canada	0.140-0.150	07/05/13	41,999
13,631,000		Province of Ontario Canada	0.100	07/12/13	13,631
399

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$20,000,000		Province of Ontario Canada	0.130%	07/17/13	$19,999
22,237,000		Province of Ontario Canada	0.130	07/25/13	22,235
50,000,000		Province of Ontario Canada	0.150-0.155	08/06/13	49,993
25,000,000		Province of Ontario Canada	0.140	08/30/13	24,994
15,000,000		Province of Ontario Canada	0.145	09/03/13	14,996
25,000,000		Province of Ontario Canada	0.125	09/04/13	24,994
15,000,000		Province of Ontario Canada	0.125	09/10/13	14,996
13,900,000	y	Province of Quebec Canada	0.145	07/02/13	13,900
6,940,000	y	Province of Quebec Canada	0.130	07/10/13	6,940
49,800,000	y	Province of Quebec Canada	0.140	07/19/13	49,796
104,100,000	y	Province of Quebec Canada	0.100-0.140	07/26/13	104,090
11,467,000	y	Province of Quebec Canada	0.110-0.130	07/30/13	11,466
7,600,000	y	Province of Quebec Canada	0.150	08/26/13	7,598
6,805,000	y	Province of Quebec Canada	0.155	08/27/13	6,803
18,400,000	y	Province of Quebec Canada	0.135-0.140	09/12/13	18,395
25,000,000	y	Province of Quebec Canada	0.145	10/10/13	24,990
21,000,000		PSP Capital, Inc	0.140	08/12/13	20,997
30,000,000		PSP Capital, Inc	0.125	08/13/13	29,995
50,000,000		PSP Capital, Inc	0.150	09/19/13	49,983
15,000,000		PSP Capital, Inc	0.190	11/21/13	14,989
14,000,000	y	Standard Chartered Bank NY	0.180	07/09/13	13,999
10,000,000	y	Standard Chartered Bank NY	0.250	07/15/13	9,999
22,520,000	y	Standard Chartered Bank NY	0.185	07/23/13	22,518
11,745,000	y	Standard Chartered Bank NY	0.185-0.190	08/12/13	11,743
25,000,000	y	Standard Chartered Bank NY	0.150	08/13/13	24,996
30,000,000	y	Standard Chartered Bank NY	0.185	08/14/13	29,993
3,700,000	y	Standard Chartered Bank NY	0.190	08/27/13	3,699
3,000,000	y	Standard Chartered Bank NY	0.260	09/26/13	2,998
5,000,000	y	Standard Chartered Bank NY	0.210	10/01/13	4,997
8,500,000	y	Thunder Bay Funding LLC	0.200	09/05/13	8,497
15,029,000	y	Thunder Bay Funding LLC	0.180	09/25/13	15,022
6,959,000	y	Thunder Bay Funding LLC	0.190	09/26/13	6,956
12,320,000	y	Toronto-Dominion Holdings USA, Inc	0.160	07/02/13	12,320
20,000,000	y	Toronto-Dominion Holdings USA, Inc	0.145	08/13/13	19,996
4,871,000	y	Toronto-Dominion Holdings USA, Inc	0.220	08/21/13	4,869
10,250,000	y	Toronto-Dominion Holdings USA, Inc	0.155	09/30/13	10,246
25,000,000	y	Unilever Capital Corp	0.170	07/30/13	24,996
25,000,000	y	Unilever Capital Corp	0.195	12/12/13	24,978
35,000,000	y	Wal-Mart Stores, Inc	0.070-0.080	07/02/13	35,000
8,900,000	y	Wal-Mart Stores, Inc	0.070	07/08/13	8,900
45,500,000	y	Wal-Mart Stores, Inc	0.120	07/10/13	45,498
15,000,000	y	Wal-Mart Stores, Inc	0.110	07/30/13	14,999
12,086,000	y	Wal-Mart Stores, Inc	0.110	09/17/13	12,083
		TOTAL COMMERCIAL PAPER			3,828,391

GOVERNMENT AGENCY DEBT - 32.4%
45,404,000		Federal Farm Credit Bank (FFCB)	0.085	07/29/13	45,401
114,500,000		Federal Home Loan Bank (FHLB)	0.040-0.085	07/03/13	114,500
895,000		FHLB	0.060	07/05/13	895
11,000,000		FHLB	0.075	07/09/13	11,000
58,500,000		FHLB	0.080-0.085	07/10/13	58,499
400

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$50,000,000	FHLB	0.055%	07/11/13	$49,999
115,660,000	FHLB	0.060-0.085	07/12/13	115,657
144,415,000	FHLB	0.052-0.080	07/17/13	144,410
61,070,000	FHLB	0.073-0.140	07/19/13	61,067
107,205,000	FHLB	0.050-0.075	07/24/13	107,200
50,000,000	FHLB	0.078	07/26/13	49,997
27,000,000	FHLB	0.075	08/02/13	26,998
76,133,000	FHLB	0.060-0.070	08/07/13	76,128
90,000,000	FHLB	0.070-0.075	08/09/13	89,993
134,083,000	FHLB	0.050-0.069	08/14/13	134,073
49,150,000	FHLB	0.060-0.075	08/16/13	49,146
170,615,000	FHLB	0.060-0.080	08/21/13	170,597
123,000,000	FHLB	0.065-0.085	08/23/13	122,987
75,722,000	FHLB	0.060-0.070	08/28/13	75,714
116,971,000	FHLB	0.060-0.070	08/30/13	116,958
45,650,000	FHLB	0.068-0.075	09/04/13	45,644
20,775,000	FHLB	0.075-0.077	09/06/13	20,772
99,800,000	FHLB	0.078-0.085	09/11/13	99,784
112,625,000	FHLB	0.070-0.100	09/13/13	112,604
40,176,000	FHLB	0.080-0.095	09/18/13	40,168
50,555,000	FHLB	0.100-0.105	09/20/13	50,543
35,100,000	FHLB	0.100	09/25/13	35,092
25,000,000	FHLB	0.110	09/26/13	24,993
75,000,000	FHLB	0.102-0.105	09/27/13	74,981
4,800,000	FHLB	0.080	10/01/13	4,799
19,096,000	FHLB	0.090-0.105	10/04/13	19,091
28,088,000	FHLB	0.090	10/16/13	28,081
12,750,000	FHLB	0.128	12/11/13	12,743
6,350,000	FHLB	0.130	01/02/14	6,346
67,535,000	Federal Home Loan Mortgage Corp (FHLMC)	0.050-0.095	07/01/13	67,535
64,070,000	FHLMC	0.080	07/08/13	64,069
19,360,000	FHLMC	0.075	07/09/13	19,360
40,000,000	FHLMC	0.065	07/12/13	39,999
60,363,000	FHLMC	0.057-0.115	07/22/13	60,361
105,835,000	FHLMC	0.055-0.065	07/23/13	105,831
68,177,000	FHLMC	0.065-0.075	07/29/13	68,173
720,000	FHLMC	0.100	08/02/13	720
68,872,000	FHLMC	0.070-0.125	08/05/13	68,867
34,400,000	FHLMC	0.065	08/06/13	34,398
80,000,000	FHLMC	0.070-0.080	08/12/13	79,993
15,000,000	FHLMC	0.060	08/13/13	14,999
5,000,000	FHLMC	0.065	08/20/13	5,000
5,500,000	FHLMC	0.065	08/22/13	5,500
50,000,000	FHLMC	0.060-0.075	08/26/13	49,995
40,000,000	FHLMC	0.073	08/28/13	39,995
112,655,000	FHLMC	0.060-0.070	09/03/13	112,642
73,215,000	FHLMC	0.075-0.115	09/09/13	73,204
13,765,000	FHLMC	0.065-0.070	09/10/13	13,763
3,000,000	FHLMC	0.110	09/16/13	2,999
4,865,000	FHLMC	0.085	10/15/13	4,864
36,235,000	FHLMC	0.100-0.115	10/21/13	36,222
2,099,000	FHLMC	0.100	11/05/13	2,098
401

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$15,000,000	FHLMC	0.125%	11/18/13	$14,993
6,525,000	FHLMC	0.105	12/03/13	6,522
9,200,000	FHLMC	0.110	12/20/13	9,195
10,000,000	FHLMC	0.125	02/03/14	9,992
7,800,000	FHLMC	0.125-0.135	02/04/14	7,794
8,865,000	FHLMC	0.125	02/11/14	8,858
28,164,000	Federal National Mortgage Association (FNMA)	0.060-0.110	07/01/13	28,164
13,600,000	FNMA	0.065	07/02/13	13,600
5,345,000	FNMA	0.085	07/03/13	5,345
17,000,000	FNMA	0.125	07/19/13	16,999
5,000,000	FNMA	0.120	07/22/13	5,000
75,675,000	FNMA	0.050-0.075	07/25/13	75,672
23,665,000	FNMA	0.090-0.130	08/01/13	23,663
24,141,000	FNMA	0.055-0.070	08/07/13	24,139
17,000,000	FNMA	0.070	08/14/13	16,999
13,400,000	FNMA	0.080	08/15/13	13,399
47,000,000	FNMA	0.080	08/19/13	46,995
67,800,000	FNMA	0.060-0.070	08/20/13	67,794
6,195,000	FNMA	0.065	08/22/13	6,194
6,000,000	FNMA	0.075	08/27/13	5,999
37,670,000	FNMA	0.060	08/28/13	37,666
38,500,000	FNMA	0.070-0.120	09/03/13	38,494
30,000,000	FNMA	0.070	09/04/13	29,996
72,000,000	FNMA	0.068-0.070	09/16/13	71,990
50,000,000	FNMA	0.095	09/18/13	49,990
5,000,000	FNMA	0.090	09/25/13	4,999
12,874,000	FNMA	0.095-0.100	10/01/13	12,871
4,000,000	FNMA	0.075	10/02/13	3,999
4,225,000	FNMA	0.120	10/09/13	4,224
19,350,000	FNMA	0.125	12/04/13	19,339
13,540,000	FNMA	0.125	01/09/14	13,531
2,525,000	FNMA	0.110	01/21/14	2,523
1,434,000	FNMA	0.120	01/27/14	1,433
4,551,000	FNMA	0.135	02/24/14	4,547
	TOTAL GOVERNMENT AGENCY DEBT			3,870,365

TREASURY DEBT - 17.5%
30,275,000	United States Treasury Bill	0.082-0.106	07/05/13	30,275
40,000,000	United States Treasury Bill	0.033-0.063	07/11/13	39,999
65,000,000	United States Treasury Bill	0.037-0.086	07/18/13	64,998
24,720,000	United States Treasury Bill	0.049-0.071	07/25/13	24,719
45,175,000	United States Treasury Bill	0.025-0.081	08/01/13	45,173
20,000,000	United States Treasury Bill	0.078	08/08/13	19,998
71,755,000	United States Treasury Bill	0.038-0.113	08/22/13	71,747
50,000,000	United States Treasury Bill	0.035-0.042	08/29/13	49,997
20,000,000	United States Treasury Bill	0.041	09/05/13	19,998
48,830,000	United States Treasury Bill	0.035-0.042	09/12/13	48,826
20,000,000	United States Treasury Bill	0.045	09/19/13	19,998
45,000,000	United States Treasury Bill	0.047-0.052	09/26/13	44,995
60,000,000	United States Treasury Bill	0.083-0.089	10/03/13	59,987
20,000,000	United States Treasury Bill	0.096	10/10/13	19,995
402

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$80,000,000		United States Treasury Bill	0.078-0.086%	10/17/13	$79,981
24,075,000		United States Treasury Bill	0.068	10/24/13	24,070
40,000,000		United States Treasury Bill	0.078	11/07/13	39,989
30,000,000		United States Treasury Bill	0.073-0.075	11/21/13	29,991
30,000,000		United States Treasury Bill	0.075	11/29/13	29,991
20,112,000		United States Treasury Bill	0.128-0.139	12/12/13	20,099
1,215,000		United States Treasury Bill	0.098	12/19/13	1,214
10,000,000		United States Treasury Bill	0.150	02/06/14	9,991
95,545,000		United States Treasury Note	1.000	07/15/13	95,576
100,000,000		United States Treasury Note	0.375	07/31/13	100,017
100,000,000		United States Treasury Note	0.750	08/15/13	100,070
61,290,000		United States Treasury Note	0.750	09/15/13	61,370
97,170,000		United States Treasury Note	0.125	09/30/13	97,155
119,715,000		United States Treasury Note	0.500	10/15/13	119,834
104,035,000		United States Treasury Note	0.250	10/31/13	104,061
100,000,000		United States Treasury Note	0.500	11/15/13	100,121
40,000,000		United States Treasury Note	0.750	12/15/13	40,107
15,792,000		United States Treasury Note	0.125	12/31/13	15,789
64,930,000		United States Treasury Note	1.000	01/15/14	65,235
73,860,000		United States Treasury Note	0.250	01/31/14	73,910
89,000,000		United States Treasury Note	0.250	02/28/14	89,070
57,370,000		United States Treasury Note	0.250	03/31/14	57,411
4,665,000		United States Treasury Note	1.250	04/15/14	4,706
84,675,000		United States Treasury Note	0.250	04/30/14	84,752
54,625,000		United States Treasury Note	1.000	05/15/14	55,028
25,000,000		United States Treasury Note	0.750	06/15/14	25,137
11,610,000		United States Treasury Note	0.250	06/30/14	11,617
		TOTAL TREASURY DEBT			2,096,997

VARIABLE RATE SECURITIES - 14.7%
70,000,000	i	Federal Farm Credit Bank (FFCB)	0.130	07/01/13	70,000
94,500,000	i	FFCB	0.180	07/01/13	94,481
95,000,000	i	FFCB	0.180	07/01/13	95,000
35,000,000	i	FFCB	0.201	07/02/13	35,006
69,750,000	i	FFCB	0.323	08/19/13	69,745
45,000,000	i	FFCB	0.261	08/26/13	44,997
36,290,000	i	FFCB	0.290	08/26/13	36,290
50,000,000	i	FFCB	0.250	09/23/13	49,998
100,000,000	i	FFCB	0.310	09/23/13	99,999
10,000,000	i	FFCB	0.230	10/15/13	9,997
50,000,000	i	FFCB	0.330	11/01/13	50,000
10,000,000	i	FFCB	0.140	01/21/14	9,999
91,000,000	i	FFCB	0.250	02/10/14	90,989
50,000,000	i	FFCB	0.160	03/13/14	49,995
50,000,000	i	FFCB	0.163	04/16/14	50,000
25,000,000	i	FFCB	0.155	07/10/14	24,999
36,600,000	i	FFCB	0.190	07/21/14	36,610
25,000,000	i	FFCB	0.181	09/19/14	25,000
23,750,000	i	FFCB	0.280	10/14/14	23,753
75,000,000	i	FFCB	0.240	10/27/14	74,980
50,000,000	i	FFCB	0.161	12/12/14	50,000
403

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,000,000	i	FFCB	0.260%	01/20/15	$10,021
55,000,000	i	Federal Home Loan Bank (FHLB)	0.120	08/08/13	54,999
100,000,000	i	FHLB	0.280	08/16/13	100,000
50,000,000	i	FHLB	0.140	09/04/13	50,002
100,000,000	i	FHLB	0.140	09/06/13	100,005
17,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.164	11/04/13	17,000
80,290,000	i	Federal National Mortgage Association (FNMA)	0.330	10/28/13	80,290
80,000,000	i	FNMA	0.172	06/20/14	79,987
50,000,000	i	Canadian Imperial Bank of Commerce	0.285	01/03/14	50,009
69,000,000	i	Royal Bank of Canada	0.390	07/15/13	69,000
50,000,000	i	Royal Bank of Canada	0.290	06/10/14	50,000
		TOTAL VARIABLE RATE SECURITIES			1,753,151

		TOTAL SHORT-TERM INVESTMENTS			11,955,941
		(Cost $11,955,941)

		TOTAL INVESTMENTS - 100.0%			11,955,941
		(Cost $11,955,941)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			(2,541)
		NET ASSETS - 100.0%			$11,953,400

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 06/30/2013, the aggregate value of these securities was $2,542,198,000 or 21.3% of net assets.

Cost amounts are in thousands.
404

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: August 16, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: August 16, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Date: August 16, 2013	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President, Chief Financial Officer and Principal Accounting Officer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer